UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-177581
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 16	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-03330
Amendment No. 625	☑
(Check appropriate box or boxes.)
Nationwide Variable Account-II

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Robert W. Horner III, Vice President Corporate Governance and Secretary,
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
May 1, 2015

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□	immediately upon filing pursuant to paragraph (b)
☑	on May 1, 2015 pursuant to paragraph (b)
□	60 days after filing pursuant to paragraph (a)(1)
□	on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Nationwide DestinationSM [L] 2.0
Individual Flexible Premium Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-II
The date of this prospectus is May 1, 2015.
The contracts described in this prospectus are not available in the state of New York.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisors, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser's investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2015), which contains additional information about the contracts and the Variable Account, has been filed with the SEC and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 90. To obtain free copies of the Statement of Additional Information or to make any other service requests, contact Nationwide by one of the methods described in Contacting the Service Center.
Information about Nationwide and the variable annuity contract described in this prospectus (including the Statement of Additional Information) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
This contract contains features that apply credits to the Contract Value. The benefit of the credits may be more than offset by the additional fees that the Contract Owner will pay in connection with the credits. A contract without credits may cost less.
The Sub-Accounts available under this contract invest in underlying mutual funds of the portfolio companies listed below.
•	AllianceBernstein Variable Products Series Fund, Inc.
•	American Century Variable Portfolios II, Inc.
•	American Century Variable Portfolios, Inc.
•	American Funds Insurance Series®
•	BlackRock Variable Series Funds, Inc.
•	Delaware VIP Trust
•	Dreyfus

•	Dreyfus Investment Portfolios
•	Dreyfus Variable Investment Fund
•	Eaton Vance Variable Trust
•	Fidelity Variable Insurance Products Fund
•	Franklin Templeton Variable Insurance Products Trust
•	Goldman Sachs Variable Insurance Trust
•	Guggenheim Variable Fund
•	Huntington VA Funds
•	Invesco
•	Ivy Funds Variable Insurance Portfolios
•	Janus Aspen Series
•	Lazard Retirement Series, Inc.
•	MFS® Variable Insurance Trust
•	MFS® Variable Insurance Trust II
•	Nationwide Variable Insurance Trust
•	Northern Lights Variable Trust
•	Oppenheimer Variable Account Funds
•	PIMCO Variable Insurance Trust
•	T. Rowe Price Equity Series, Inc.
•	The Universal Institutional Funds, Inc.
•	Van Eck VIP Trust
•	Wells Fargo Advantage Variable Trust
For a complete list of the available Sub-Accounts, refer to Appendix A: Underlying Mutual Funds. For more information on the underlying mutual funds, refer to the prospectus for the mutual fund.
Purchase payments not invested in the Sub-Accounts may be allocated to the Fixed Account.

Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Adjusted Roll-up Income Benefit Base – The Original Income Benefit Base after it has been reduced proportionally as a result of a Non-Lifetime Withdrawal.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Attained Age – For purposes of the Nationwide Lifetime Income Capture option, the Contract Owner's age on each Option Anniversary. If the Joint Option for the Nationwide Lifetime Income Capture option is elected, the age of the younger of the determining life and joint determining life on each Option Anniversary.
Attained Age Lifetime Withdrawal Percentage – For purposes of the Nationwide Lifetime Income Capture option, a percentage based on the Attained Age of the determining life, or if the Joint Option for the Nationwide Lifetime Income Capture option is elected, based on the Attained Age of the younger of the determining life and joint determining life.
Charitable Remainder Trust – A trust meeting the requirements of Section 664 of the Internal Revenue Code.
Co-Annuitant – The person designated by the Contract Owner to receive the benefit associated with the Spousal Protection Feature.
Contingent Annuitant – The individual who becomes the Annuitant if the Annuitant dies before the Annuitization Date.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract plus any amount held in the Fixed Account.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Current Income Benefit Base – For purposes of the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, and Nationwide Lifetime Income Track option, it is equal to the Original Income Benefit Base adjusted throughout the life of the contract to account for subsequent purchase payments, excess withdrawals, early withdrawals (if applicable), reset opportunities, and if elected, the Non-Lifetime Withdrawal. This amount is multiplied by the Lifetime Withdrawal Percentage to arrive at the Lifetime Withdrawal Amount for any given year.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
Fixed Account – An investment option that is funded by Nationwide's General Account. Amounts allocated to the Fixed Account will receive periodic interest subject to a guaranteed minimum crediting rate.
General Account – All assets of Nationwide other than those of the Variable Account or in other separate accounts of Nationwide.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Interest Anniversary Rate – The compound interest rate used in the calculation of the interest anniversary value for the Combination Enhanced Death Benefit III Option.

Investment-Only Contract – A contract purchased by a qualified pension, profit-sharing, or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.
Lifetime Withdrawal – For purposes of the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, and Nationwide Lifetime Income Track option, it is a withdrawal of all or a portion of the Lifetime Withdrawal Amount.
Lifetime Withdrawal Amount – For purposes of the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, and Nationwide Lifetime Income Track option, the maximum amount that can be withdrawn between Contract/Option Anniversaries (and after the Withdrawal Start Date for the Nationwide Lifetime Income Track option) without reducing the Current Income Benefit Base. It is calculated annually, on each Contract/Option Anniversary, by multiplying the Current Income Benefit Base by the Lifetime Withdrawal Percentage.
Lifetime Withdrawal Percentage – An age-based percentage used to determine the Lifetime Withdrawal Amount under the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, and Nationwide Lifetime Income Track option. The applicable percentage is multiplied by the Current Income Benefit Base to arrive at the Lifetime Withdrawal Amount for any given year.
Monthly Contract Anniversary – Each recurring one-month anniversary of the date the contract was issued.
Monthly Option Anniversary – For purposes of the Nationwide Lifetime Income Capture option, each recurring one-month anniversary of the date the option was elected.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.
Non-Lifetime Withdrawal – For purposes of the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, and Nationwide Lifetime Income Track option, a one-time only election to take a withdrawal from the contract that will not initiate the benefit under the option.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Option Anniversary – For purposes of the Nationwide Lifetime Income Capture option and Nationwide Lifetime Income Track option, each recurring one-year anniversary of the date the option was elected.
Option Year – For purposes of the Nationwide Lifetime Income Capture option, each year the option is in force beginning with the date the option is elected.
Original Income Benefit Base – For purposes of the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, and Nationwide Lifetime Income Track option, the initial benefit base calculated on the date the option is elected, which is equal to the Contract Value.
Purchase Payment Credits or PPCs – Additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-Only Contracts unless specifically stated otherwise.
Roll-up Interest Rate – For purposes of the Nationwide Lifetime Income Capture option, the indexed simple interest rate used to determine the roll-up in the calculation of the Current Income Benefit Base.
Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.
SEP IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.

Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Simple IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that their current Net Asset Value might be materially affected. Values of the Variable Account are determined as of the close of the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of the New York Stock Exchange for the next succeeding Valuation Date.
Variable Account – Nationwide Variable Account-II, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.
Withdrawal Start Date – For purposes of the Nationwide Lifetime Income Track option, the date the Contract Owner reaches age 59½, or if the Joint Option for the Nationwide Lifetime Income Track option is elected, the date the younger spouse reaches age 59½.

Table of Contents (continued)

Table of Contents (continued)

Contract Expenses
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.
The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.
Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments withdrawn)	7%
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4
CDSC Percentage	7%	7%	6%	5%	0%

Maximum Premium Tax Charge (as a percentage of purchase payments)	5% [1]
Maximum Short-Term Trading Fee (as a percentage of transaction amount2)	1%

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring Contract Expenses
Maximum Annual Contract Maintenance Charge	$30 [3]
Variable Account Annual Expenses (assessed as an annualized percentage of Daily Net Assets)
Mortality and Expense Risk Charge	1.55%
Administrative Charge	0.20%
Death Benefit Options (assessed as an annualized percentage of Daily Net Assets) (eligible applicants may purchase one)
One-Year Enhanced Death Benefit Option Charge	0.20%
Total Variable Account Charges (including this option only)	1.95%
One-Month Enhanced Death Benefit Option Charge	0.35%
Total Variable Account Charges (including this option only)	2.10%
Combination Enhanced Death Benefit III Option Charge (available beginning January 12, 2015, or the date of state approval (whichever is later))[4]	0.65%
Total Variable Account Charges (including this option only)	2.40%
Combination Enhanced Death Benefit Option Charge (only available until January 11, 2015, or the date of state approval of the Combination Enhanced Death Benefit III Option (whichever is later))	0.65% [5]
Total Variable Account Charges (including this option only)	2.40%
Beneficiary Protector II Option Charge (assessed as an annualized percentage of Daily Net Assets6)	0.35%
Total Variable Account Charges (including this option only)	2.10%
Additional Optional Riders (assessed annually as a percentage of the Current Income Benefit Base7) (eligible applicants may purchase one living benefit rider)
Maximum 7% Nationwide Lifetime Income Rider Charge	1.50% [8]
Maximum Nationwide Lifetime Income Capture Option Charge	1.50% [9]
Maximum Nationwide Lifetime Income Track Option Charge	1.50% [10]
Maximum Joint Option for the 7% Nationwide Lifetime Income Rider Charge	0.40% [11]
Maximum Joint Option for the Nationwide Lifetime Income Capture Option Charge	0.40% [12]
Maximum Joint Option for the Nationwide Lifetime Income Track Option Charge	0.40% [13]

The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits available under the contract (and the most expensive of mutually exclusive optional benefits).
Summary of Maximum Contract Expenses (annualized rate, as a percentage of Daily Net Assets)
Mortality and Expense Risk Charge (applicable to all contracts)	1.55%
Administrative Charge (applicable to all contracts)	0.20%
Combination Enhanced Death Benefit III Option Charge	0.65%
Beneficiary Protector II Option Charge	0.35%
Maximum 7% Nationwide Lifetime Income Rider Charge	1.50% [14]

Summary of Maximum Contract Expenses (annualized rate, as a percentage of Daily Net Assets)
Maximum Joint Option for the 7% Nationwide Lifetime Income Rider Charge	0.40% [14]
Maximum Possible Total Variable Account Charges	4.65% [15]

[1]	Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities. The amount assessed to the contract will equal the amount assessed by the state or government entity.
[2]	The transaction amount is the amount of the transfer determined to be engaged in short-term trading (see Short-Term Trading Fees).
[3]	On each contract's Contract Anniversary, Nationwide deducts the Contract Maintenance Charge if the Contract Value is less than $50,000 on such Contract Anniversary. This charge is permanently waived for any contracts valued at $50,000 or more on any Contract Anniversary.
[4]	The Combination Enhanced Death Benefit III Option is only available for contracts with Annuitants age 70 or younger at the time of application.
[5]	The Combination Enhanced Death Benefit Option is only available until state approval is received for the Combination Enhanced Death Benefit III Option. For contracts issued on or after January 13, 2014, or the date of state approval (whichever is later), the charge associated with the Combination Enhanced Death Benefit Option is an annualized rate of 0.65% of the Daily Net Assets. For contracts issued before January 13, 2014, or the date of state approval (whichever is later), the charge associated with the Combination Enhanced Death Benefit Option is an annualized rate of 0.45% of the Daily Net Assets.
[6]	In addition to the 0.35% charge assessed to Variable Account allocations, allocations made to the Fixed Account will also be assessed a fee of 0.35% by decreasing the interest credited to amounts allocated to the Fixed Account.
[7]	For information about how the Current Income Benefit Base is calculated, see Determination of the Income Benefit Base Prior to the First Lifetime Withdrawal.
[8]	Currently, the charge associated with the 7% Nationwide Lifetime Income Rider is equal to 1.20% of the Current Income Benefit Base.
[9]	Currently, the charge associated with Nationwide Lifetime Income Capture option is equal to 1.20% of the Current Income Benefit Base.
[10]	Currently, the charge associated with the Nationwide Lifetime Income Track option is equal to 0.80% of the Current Income Benefit Base.
[11]	The Joint Option for the 7% Nationwide Lifetime Income Rider may only be elected if and when the 7% Nationwide Lifetime Income Rider is elected. For contracts issued on or after January 14, 2013, or the date of state approval (whichever is later), the charge associated with the Joint Option for the 7% Nationwide Lifetime Income Rider is equal to 0.30% of the Current Income Benefit Base. For contracts issued before January 14, 2013, or the date of state approval (whichever is later), there is no charge associated with the Joint Option for the 7% Nationwide Lifetime Income Rider.
[12]	The Joint Option for the Nationwide Lifetime Income Capture option may only be elected if and when the Nationwide Lifetime Income Capture option is elected. Currently, the charge associated with the Joint Option for the Nationwide Lifetime Income Capture option is equal to 0.30% of the Current Income Benefit Base.
[13]	The Joint Option for the Nationwide Lifetime Income Track option may only be elected if and when the Nationwide Lifetime Income Track option is elected. Currently, the charge associated with the Joint Option for the Nationwide Lifetime Income Track option is equal to 0.15% of the Current Income Benefit Base.
[14]	This charge is a percentage of the Current Income Benefit Base. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
[15]	The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
Underlying Mutual Fund Annual Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2014, charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. The table does not reflect Short-Term Trading Fees. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)	0.40%	3.43%

The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.
Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes or short-term trading fees which, if reflected, would result in higher expenses.
The following Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the maximum Contingent Deferred Sales Charge;
•	a $30 Contract Maintenance Charge expressed as a percentage of the average contract account size; and
•	the total Variable Account charges associated with the most expensive allowable combination of optional benefits (4.65%).[1]
For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.
	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (3.43%)	$1,580	$3,041	$4,078	$7,437	*	$2,541	$4,078	$7,437	$880	$2,541	$4,078	$7,437
Minimum Total Underlying Mutual Fund Operating Expenses (0.40%)	$1,262	$2,175	$2,774	$5,464	*	$1,675	$2,774	$5,464	$562	$1,675	$2,774	$5,464
*	The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.
[1]	The total Variable Account charges associated with the most expensive allowable combination of optional benefits may be higher or lower depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
Synopsis of the Contracts
The annuity described in this prospectus is intended to provide benefits to a single or joint owner and his/her beneficiaries. The contracts described in this prospectus are Individual Flexible Premium Deferred Variable Annuity Contracts.
The contracts can be categorized as:
•	Charitable Remainder Trusts
•	Individual Retirement Annuities ("IRAs")
•	Investment-Only Contracts (Qualified Plans)
•	Non-Qualified Contracts
•	Roth IRAs
•	Simplified Employee Pension IRAs ("SEP IRAs")
•	Simple IRAs
For more detailed information with regard to the differences in contract types, see Appendix C: Contract Types and Tax Information.
Prospective purchasers may apply to purchase a contract through broker dealers that have entered into a selling agreement with Nationwide Investment Services Corporation.

Surrenders/Withdrawals
Contract Owners may generally withdraw some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see Surrender/Withdrawal Prior to Annuitization). After the Annuitization Date, withdrawals are not permitted (see Surrender/Withdrawal After Annuitization).
Minimum Initial and Subsequent Purchase Payments
All purchase payments must be paid in the currency of the United States of America. The minimum initial purchase payment is $10,000. A Contract Owner will meet the minimum initial purchase payment requirement by making purchase payments equal to the required minimum over the course of the first Contract Year. The minimum subsequent purchase payment is $500. However, for subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $50.
Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states. Contact the Service Center for information on subsequent purchase payment requirements in a particular state.
Some optional benefits may restrict the Contract Owner's ability to make subsequent purchase payments.
Credits applied to the contract cannot be used to meet the minimum purchase payment requirements.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant, or Co-Annuitant. If upon notification of death of the Contract Owner(s), the Annuitant, or Co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:
Annuitization. Annuity payment options will be limited if the Contract Owner submits total purchase payments in excess of $2,000,000. Furthermore, if the amount to be annuitized is greater than $5,000,000, Nationwide may limit both the amount that can be annuitized on a single life and the annuity payment options (see Annuity Payment Options).
Death Benefit Calculations. Purchase payments up to $3,000,000 may result in a higher death benefit payment than purchase payments in excess of $3,000,000 (see Death Benefit Calculations).
Subsequent Purchase Payments. If the Contract Owner elects the 7% Nationwide Lifetime Income Rider or Nationwide Lifetime Income Track option, subsequent purchase payments may be limited to an aggregate total of $50,000 per calendar year. If the Contract Owner elects the Nationwide Lifetime Income Capture option, Nationwide reserves the right to refuse any subsequent purchase payments. Contract Owners should consider this reservation of right when making the initial purchase payment.
Credits on Purchase Payments
Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels.
Each time a Contract Owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit. For purposes of all benefits and taxes under these contracts, PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.
If the Contract Owner cancels the contract pursuant to the contractual free look provision, Nationwide will recapture all PPCs applied to the contract. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free look, Nationwide will recapture all PPCs, but under no circumstances will the amount returned to the Contract Owner be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide. All PPCs are fully vested after the end of the contractual free look period and are not subject to recapture.
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.55% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.20% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
Contract Maintenance Charge
A $30 Contract Maintenance Charge is assessed on each Contract Anniversary and upon full surrender of the contract. If on any Contract Anniversary (or on the date of a full surrender) the Contract Value is $50,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.
Contingent Deferred Sales Charge
Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments withdrawn.
Death Benefit Options
The contract contains a standard death benefit (the greater of (i) Contract Value or (ii) net purchase payments) at no additional charge. Optional death benefits are also available for an additional charge, which may provide a greater death benefit than the standard death benefit.
In lieu of the standard death benefit, an applicant may elect one of the following death benefit options at the time of application:
•	The One-Year Enhanced Death Benefit Option is available for contracts with Annuitants age 80 or younger at the time of application. The charge for this option is equal to 0.20% of the Daily Net Assets.
•	The One-Month Enhanced Death Benefit Option is available for contracts with Annuitants age 75 or younger at the time of application. The charge for this option is equal to 0.35% of the Daily Net Assets.
•	For contracts issued on or after January 12, 2015, or the date of state approval (whichever is later), the Combination Enhanced Death Benefit III Option is available for contracts with Annuitants age 70 or younger at the time of application. The charge for this option is equal to 0.65% of the Daily Net Assets.
•	The Combination Enhanced Death Benefit Option is available for contracts with Annuitants age 75 or younger at the time of application. The charge for this option is equal to 0.65% of the Daily Net Assets. The Combination Enhanced Death Benefit Option is only available until January 11, 2015, or the date of state approval of the Combination Enhanced Death Benefit III Option (whichever is later).
Changes in ownership and contract assignments could have a negative impact on the death benefit (see Death Benefits).

Beneficiary Protector II Option
An applicant may elect the Beneficiary Protector II Option at the time of application. This option provides that upon the death of the Annuitant (and potentially, the Co-Annuitant, if one is named), and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). This benefit would be advantageous if the Contract Owner anticipates the assessment of taxes in connection with payment of the death benefit proceeds. This option is only available for contracts with Annuitants age 75 or younger at the time of application. If the applicant elects the Beneficiary Protector II Option, Nationwide will deduct an additional charge at an annualized rate of 0.35% of the Daily Net Assets. Additionally, allocations made to the Fixed Account will be assessed a fee of 0.35%.
7% Nationwide Lifetime Income Rider (formerly the 7% Lifetime Income Option)
The 7% Nationwide Lifetime Income Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals and does not make certain assignments or Contract Owner changes. Investment restrictions apply. Additionally, if the Contract Owner delays taking Lifetime Withdrawals and does not elect to take a Non-Lifetime Withdrawal for 10 years, Nationwide will guarantee that the Current Income Benefit Base on the 10th Contract Anniversary will be no less than the Original Income Benefit Base plus simple interest at a rate of 7% annually for each of those 10 years. The 7% Nationwide Lifetime Income Rider is available under the contract at the time of application. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. The 7% Nationwide Lifetime Income Rider may not be elected if the Nationwide Lifetime Income Capture option or Nationwide Lifetime Income Track option is elected.
If the 7% Nationwide Lifetime Income Rider is elected, Nationwide will deduct an additional charge not to exceed 1.50% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. Currently, the charge for the 7% Nationwide Lifetime Income Rider is 1.20% of the Current Income Benefit Base. The charge is deducted on each Contract Anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
Election of the 7% Nationwide Lifetime Income Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, Lifetime Withdrawals are paid from the Contract Owner's Contract Value. If the Contract Value is equal to or less than $0, Lifetime Withdrawals are paid from Nationwide's General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide's creditors and ultimately, its overall claims paying ability. The cost of the 7% Nationwide Lifetime Income Rider may exceed the benefit. Certain actions by the Contract Owner will terminate this optional benefit.
Withdrawals in excess of the Lifetime Withdrawal Amount that reduce the Current Income Benefit Base to $0 will automatically terminate the 7% Nationwide Lifetime Income Rider.
Nationwide Lifetime Income Capture Option
The Nationwide Lifetime Income Capture option provides for lifetime withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals and does not make certain assignments or Contract Owner changes. Investment restrictions apply. The Nationwide Lifetime Income Capture option is available under the contract at the time of application. For contracts issued before January 13, 2014, or the date of state approval (whichever is later), the Nationwide Lifetime Income Capture option will also be available for election for 90 days after the later of January 13, 2014, or the date of state approval, as described in the Nationwide Lifetime Income Capture Option section. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. The Nationwide Lifetime Income Capture option cannot be elected if the 7% Nationwide Lifetime Income Rider or Nationwide Lifetime Income Track option is elected.
If the applicant elects the Nationwide Lifetime Income Capture option, Nationwide will deduct an additional charge not to exceed 1.50% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. Currently, the charge for the Nationwide Lifetime Income Capture option is 1.20% of the Current Income Benefit Base. The charge is deducted on each Option Anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
Election of the Nationwide Lifetime Income Capture option requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, then Lifetime

Withdrawals are paid from the Contract Owner's Contract Value. If the Contract Value is equal to or less than $0, then Lifetime Withdrawals are paid from Nationwide's General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide's creditors and ultimately, its overall claims paying ability. Certain actions by the Contract Owner will terminate this optional benefit. The cost of the Nationwide Lifetime Income Capture option may exceed the benefit.
A withdrawal in excess of the Lifetime Withdrawal Amount that reduces the Current Income Benefit Base to $0 will automatically terminate the Nationwide Lifetime Income Capture option.
Nationwide Lifetime Income Track Option
After the Contract Owner reaches age 59½ (or if the Joint Option for the Nationwide Lifetime Income Track option is elected, both spouses reach age 59½) the Nationwide Lifetime Income Track option provides for lifetime withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking early or excess withdrawals and does not make certain assignments or Contract Owner changes. Investment restrictions apply. The Nationwide Lifetime Income Track option is available under the contract at the time of application. For contracts issued before January 13, 2014, or the date of state approval (whichever is later), the Nationwide Lifetime Income Track option will also be available for election for 90 days after the later of January 13, 2014, or the date of state approval, as described in the Nationwide Lifetime Income Track Option section. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be age 85 or younger at the time of application. The Nationwide Lifetime Income Track option cannot be elected if the 7% Nationwide Lifetime Income Rider or Nationwide Lifetime Income Capture option is elected.
If the applicant elects the Nationwide Lifetime Income Track option, Nationwide will deduct an additional charge not to exceed 1.50% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. Currently, the charge for the Nationwide Lifetime Income Track option is 0.80% of the Current Income Benefit Base. The charge is deducted on each Option Anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
Election of the Nationwide Lifetime Income Track option requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, then Lifetime Withdrawals are paid from the Contract Owner's Contract Value. If the Contract Value is equal to or less than $0, then Lifetime Withdrawals are paid from Nationwide's General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide's creditors and ultimately, its overall claims paying ability. Certain actions by the Contract Owner will terminate this optional benefit. The cost of the Nationwide Lifetime Income Track option may exceed the benefit.
An early withdrawal (a withdrawal taken from the contract prior to the Withdrawal Start Date) or a withdrawal in excess of the Lifetime Withdrawal Amount that reduces the Current Income Benefit Base to $0 will automatically terminate the Nationwide Lifetime Income Track option.
Joint Option for the 7% Nationwide Lifetime Income Rider (formerly the 7% Spousal Continuation Benefit)
The Joint Option for the 7% Nationwide Lifetime Income Rider ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 7% Nationwide Lifetime Income Rider, provided that certain conditions are satisfied. The Joint Option is only available for election if and when the 7% Nationwide Lifetime Income Rider is elected.
If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.40% of the Current Income Benefit Base. For contracts issued on or after January 14, 2013, or the date of state approval (whichever is later), the charge for the Joint Option is 0.30% of the Current Income Benefit Base and the Lifetime Withdrawal Percentages will be reduced.  For contracts issued before January 14, 2013, or the date of state approval (whichever is later), there is no charge for the Joint Option, however, the Lifetime Withdrawal Percentages will be reduced. The Contract Owner's spouse (or the Annuitant's spouse in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. If assessed, the charge is deducted at the same time and in the same manner as the 7% Nationwide Lifetime Income Rider charge. The cost of the Joint Option (including the reduction in the Lifetime Withdrawal Percentages) may exceed the benefit.

Joint Option for the Nationwide Lifetime Income Capture Option
The Joint Option for the Nationwide Lifetime Income Capture option ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the Nationwide Lifetime Income Capture option, provided that certain conditions are satisfied. The Joint Option is only available for election if and when the Nationwide Lifetime Income Capture option is elected.
If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.40% of the Current Income Benefit Base. Currently, the charge for the Joint Option is 0.30% of the Current Income Benefit Base. In addition, if the Joint Option is elected, the Lifetime Withdrawal Percentages will be reduced. The Contract Owner's spouse (or the Annuitant's spouse in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. The charge is deducted at the same time and in the same manner as the Nationwide Lifetime Income Capture option charge. The cost of the Joint Option (including the reduction in the Lifetime Withdrawal Percentages) may exceed the benefit.
Joint Option for the Nationwide Lifetime Income Track Option
The Joint Option for the Nationwide Lifetime Income Track option ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the Nationwide Lifetime Income Track option, provided that certain conditions are satisfied. The Joint Option is only available for election if and when the Nationwide Lifetime Income Track option is elected.
If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.40% of the Current Income Benefit Base. Currently, the charge for the Joint Option is 0.15% of the Current Income Benefit Base. In addition, if the Joint Option is elected, the Lifetime Withdrawal Percentages will be reduced. The Contract Owner's spouse (or the Annuitant's spouse in the case of a non-natural Contract Owner) must be age 85 or younger at the time of application. The charge is deducted at the same time and in the same manner as the Nationwide Lifetime Income Track option charge. The cost of the Joint Option (including the reduction in the Lifetime Withdrawal Percentages) may exceed the benefit.
Charges for Optional Benefits
The charges associated with optional benefits are only assessed prior to annuitization.
Underlying Mutual Fund Annual Expenses
The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets. These fees and expenses are in addition to the fees and expenses assessed by the contract. The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.
Short-Term Trading Fees
Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.
Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.
Annuity Payments
On the Annuitization Date, annuity payments begin (see Annuitizing the Contract). Annuity payments will be based on the annuity payment option chosen prior to annuitization. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Taxation
How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent they exceed investment in the contract. Nationwide will charge against the contract any premium taxes levied by any governmental authority. Premium tax rates currently range from 0% to 5% (see Premium Taxes and Appendix C: Contract Types and Tax Information).

Death Benefit
An applicant may elect either the standard death benefit (Return of Premium) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Cancellation of the Contract
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract.
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any Purchase Payment Credits, withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any Purchase Payment Credits, withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).
Condensed Financial Information
The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (see Determining the Contract Value). Refer to Appendix B: Condensed Financial Information for information regarding the minimum and maximum class of Accumulation Unit values. All classes of Accumulation Unit values may be obtained free of charge by contacting the Service Center.
Financial Statements
Financial statements for the Variable Account and consolidated financial statements for Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.
Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide Investment Services Corporation
The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly-owned subsidiary of Nationwide.
Investing in the Contract
The Variable Account and Underlying Mutual Funds
Nationwide Variable Account-II is a variable account that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Funds. Nationwide established the Variable Account on October 7, 1981 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.
Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account's own investment experience and not the investment experience of Nationwide's other assets. The Variable Account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.
The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center. Contract Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Variable Account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract Owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract. Additionally, the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, and Nationwide Lifetime Income Track option limit the list of Sub-Accounts available in connection with that option.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Variable Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Voting Rights
Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote Contract Owner shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities
Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
No substitution of shares may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account.
The Fixed Account
The Fixed Account is an investment option that is funded by assets of Nationwide's General Account. The General Account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts and is used to support Nationwide's annuity and insurance obligations. The General Account is not subject to the same laws as the Variable Account and the SEC has not reviewed material in this prospectus relating to the Fixed Account.
Purchase payments will be allocated to the Fixed Account by election of the Contract Owner. Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the Fixed Account at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standards. The Fixed Account may not be available in every state.
The investment income earned by the Fixed Account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of Fixed Account allocations:
•	New Money Rate – The rate credited on the Fixed Account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.
•	Variable Account to Fixed Rate – Allocations transferred from any of the Sub-Accounts to the Fixed Account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the Sub-Accounts to the Fixed Account.
•	Renewal Rate – The rate available for maturing Fixed Account allocations which are entering a new guarantee period. The Contract Owner will be notified of this rate in a letter issued with the quarterly statements when a Contract Owner's Fixed Account allocation matures. At that time, the Contract Owner will have an opportunity to leave the money in the Fixed Account and receive the Renewal Rate or the Contract Owner can move the money to any of the other investment options.
•	Dollar Cost Averaging Rate – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program. Rates will vary depending on the Dollar Cost Averaging program elected (see Contract Owner Services).
All of these rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the end of the calendar quarter during which the 12-month anniversary of the Fixed Account allocation occurs.
Credited interest rates are annualized rates – the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.
The guaranteed rate for any purchase payment will be effective for not less than 12 months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law. Any interest in excess of the minimum interest rate required by applicable state law will be credited to Fixed Account allocations at Nationwide's sole discretion.

Nationwide guarantees that the value of Fixed Account allocations will not be less than the amount of the purchase payments and Purchase Payment Credits allocated to the Fixed Account, plus interest credited as described above, less any withdrawals and any applicable charges including CDSC.
Fixed Account Interest Rate Guarantee Period
The Fixed Account interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same. During a Fixed Account interest rate guarantee period, transfers cannot be made from the Fixed Account, and amounts transferred to the Fixed Account must remain on deposit.
For new purchase payments allocated to the Fixed Account and transfers to the Fixed Account, the Fixed Account interest rate guarantee period begins on the date of deposit or transfer and ends on the one-year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to three months beyond the one-year anniversary because guaranteed terms end on the last day of a calendar quarter.
Fixed Account Charges Assessed for Certain Optional Benefits
All interest rates credited to the Fixed Account will be determined as previously described. However, for contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Fixed Account by reducing the interest crediting rate. Consequently, the charge assessed for the optional benefit will result in a lower credited interest rate (reduced by the amount of the charge).
•	The Beneficiary Protector II Option has a Fixed Account charge equal to 0.35%.
Even if the credited interest rate is reduced by an optional benefit charge, Nationwide guarantees that the interest rate credited to any assets in the Fixed Account will never be less than the minimum interest rate required by applicable state law.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021
•	by fax at 1-888-634-4472
•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
Nationwide may be required to provide information about one or more contracts to government regulators. If mandated under applicable law, Nationwide may be required to reject a purchase payment and to refuse to process transaction requests for transfers, withdrawals, loans, and/or death benefits until instructed otherwise by the appropriate regulator.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Contract in General
In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.
Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, minimum initial and subsequent purchase payment amounts, age issuance limitations, availability of certain investment options, optional benefits, free look rights, annuity payment options, ownership and interests in the contract, assignment, death benefit calculations, and CDSC-free withdrawal privileges. This prospectus describes all the material features of the contract. To review a copy of the contract and any endorsements, contact the Service Center.
If the contract described in this prospectus is replacing another variable annuity, the mortality tables used to determine the amount of annuity payments for this contract may be less favorable than those in the contract being replaced. Additionally, upon replacement, all benefits accrued under the replaced contract are forfeited.
Except in certain circumstances involving fraud and where permitted by state law, Nationwide will not contest the contract after it has been in force during the lifetime of the Annuitant for two years after the date of contract issuance or effective date of certain contract changes, as defined in the contract.
The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.
In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. The contracts associated with this prospectus are not intended to be sold to a terminally ill Contract Owner or Annuitant. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that Contract Owners and prospective purchasers understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not be the same in later Contract Years as they are in early Contract Years. The various contract charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.
Nationwide's businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Nationwide's ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and Contract Values. In connection with any such cyber-attack, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future.

In the event that Contract Values are adversely affected as a result of the failure of Nationwide's cyber-security controls, Nationwide will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to Contract Values that result from the contract owner or its designee's negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.
Distribution, Promotional, and Sales Expenses
Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 7.00% of purchase payments. Note: The individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.
In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. For more information on the exact compensation arrangement associated with this contract, consult your sales representative.
Underlying Mutual Fund Payments
Nationwide's Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the contracts and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund's adviser or subadviser (or its affiliates). Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in Nationwide's affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.

Nationwide took into consideration the anticipated payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds). Without these payments, Nationwide would have imposed higher charges under the contract.
Amount of Payments Nationwide Receives
For the year ended December 31, 2014, the underlying mutual fund payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through this contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
For contracts owned by an employer sponsored retirement plan, upon a plan trustee's request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund payments Nationwide received in connection with the plan's investments either for the previous calendar year or plan year, if the plan year is not the same as the calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses. Another factor Nationwide considers during the identification process is whether the underlying mutual fund's adviser or subadviser is a Nationwide affiliate or whether the underlying mutual fund, its adviser, its subadviser(s), or an affiliate will make payments to Nationwide or its affiliates.
There may be underlying mutual funds with lower fees, as well as other variable contracts that offer underlying mutual funds with lower fees. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and charges have a direct effect on and may lower investment performance.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, Nationwide will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide's books and records, or to Ohio, Nationwide's state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.

Contract Modification
Nationwide may modify the contract, but no modification will affect the amount or term of any contract unless a modification is required to conform the contract to applicable federal or state law. No modification will affect the method by which Contract Value is determined.
Standard Charges and Deductions
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.55% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.20% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
Contract Maintenance Charge
A $30 Contract Maintenance Charge is assessed on each Contract Anniversary and upon full surrender of the contract.
This charge reimburses Nationwide for administrative expenses involved in issuing and maintaining the contract. If on any Contract Anniversary (or on the date of a full surrender) the Contract Value is $50,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.
The deduction of the Contract Maintenance Charge will be taken proportionally from each Sub-Account and the Fixed Account based on the value in each option as compared to the total Contract Value.
Nationwide will not reduce or eliminate the Contract Maintenance Charge where it would be discriminatory or unlawful.
Contingent Deferred Sales Charge
No sales charge deduction is made from purchase payments upon deposit into the contract. However, if any part of the contract is withdrawn, Nationwide may deduct a CDSC. The CDSC will not exceed 7% of purchase payments withdrawn.
The CDSC is calculated by multiplying the applicable CDSC percentage (noted in the following table) by the amount of purchase payments withdrawn. For purposes of calculating the CDSC, withdrawals are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. CDSC provisions vary by state. Refer to the contract for state specific information.
The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4+
CDSC Percentage	7%	7%	6%	5%	0%
Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a withdrawal is usually treated as a withdrawal of earnings first.)
The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general assets, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.
All or a portion of any withdrawal may be subject to federal income taxes. Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.

Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Feature.
Waiver of Contingent Deferred Sales Charge
The maximum amount that can be withdrawn annually without a CDSC is the greatest of:
(1)	10% of the net difference of purchase payments that are subject to CDSC minus purchase payments previously withdrawn that were subject to CDSC;
(2)	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code; or
(3)	for those contracts with the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option, withdrawals up to the annual benefit amount.
This CDSC-free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.
Note: CDSC-free withdrawals do not count as "purchase payments previously withdrawn that were subject to CDSC" and, therefore, do not reduce the amount used to calculate subsequent CDSC-free withdrawal amounts.
In addition, no CDSC will be deducted:
(1)	upon the annuitization of contracts which have been in force for at least two years;
(2)	upon payment of a death benefit; or
(3)	from any values which have been held under a contract for at least four years.
No CDSC applies to transfers between or among the various investment options in the contract.
A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw CDSC-free the greater of the amount that would otherwise be available for withdrawal without a CDSC, and the difference between:
(a)	the Contract Value at the close of the day prior to the date of the withdrawal; and
(b)	the total purchase payments made to the contract as of the date of the withdrawal (less an adjustment for amounts previously withdrawn).
The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.
The CDSC-free withdrawal privilege does not apply to full surrenders of the contract. For purposes of the CDSC-free withdrawal privilege, a full surrender is:
•	multiple withdrawals taken within a Contract Year that deplete the entire Contract Value; or
•	any single net withdrawal of 90% or more of the Contract Value.
Long-Term Care/Nursing Home and Terminal Illness Waiver
The contract includes a Long-Term Care/Nursing Home and Terminal Illness Waiver at no additional charge. This benefit may not be available in every state.
Under this provision, no CDSC will be charged if:
(1)	the first Contract Anniversary has passed and the Contract Owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or
(2)	the Contract Owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness and Nationwide receives and records a letter from that physician indicating such diagnosis.
Written notice and proof of terminal illness or confinement for 90 days in a hospital or long-term care facility must be received in a form satisfactory to Nationwide and recorded at the Service Center prior to waiver of the CDSC.
In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.
For those contracts that have a non-natural person as Contract Owner as an agent for a natural person, the Annuitant may exercise the right of the Contract Owner for purposes described in this provision. If the non-natural Contract Owner does not own the contract as an agent for a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.
Note: The benefit associated with this feature is the waiver of CDSC under certain circumstances. This feature is not intended to provide or imply that the contract provides long-term care or nursing home insurance coverage.
Premium Taxes
Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5% and vary from state to state. This range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
Short-Term Trading Fees
Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.
Short-term trading fees are intended to compensate the underlying mutual fund (and Contract Owners with interests in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies. Short-term trading fees are not intended to affect the large majority of Contract Owners not engaged in such strategies.
Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.
Short-term trading fees will only apply to those Sub-Accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus). Contract Owners are responsible for monitoring the length of time allocations are held in any particular Sub-Account. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.
To determine whether a particular underlying mutual fund assesses (or reserves the right to assess) a short-term trading fee, see Appendix A: Underlying Mutual Funds.
If a short-term trading fee is assessed, the underlying mutual fund will charge the Variable Account 1% of the amount determined to be engaged in short-term trading. The Variable Account will then pass the short-term trading fee on to the specific Contract Owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that Contract Owner's Sub-Account value. All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the Variable Account.
When multiple purchase payments (or exchanges) are made to a Sub-Account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.
Some transactions are not subject to the short-term trading fees, including:
•	scheduled and systematic transfers;
•	withdrawals, including CDSC-free withdrawals;
•	withdrawals of Annuity Units to make annuity payments;
•	withdrawals of Accumulation Units to pay the Contract Maintenance Charge;
•	withdrawals of Accumulation Units to pay a death benefit; or
•	transfers made upon annuitization of the contract.
New share classes of currently available underlying mutual funds may be added as investment options under the contracts. These new share classes may require the assessment of short-term trading fees. When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.

Optional Contract Benefits, Charges, and Deductions
For an additional charge, the following optional benefits are available to applicants. Not all optional benefits are available in every state. Unless otherwise indicated:
(1)	optional benefits must be elected at the time of application;
(2)	optional benefits, once elected, may not be terminated;
(3)	the charges associated with the optional benefits are calculated and deducted daily as part of the Accumulation Unit value calculation; and
(4)	the charges associated with the optional benefits will be assessed until annuitization.
Death Benefit Options
For an additional charge, the applicant may elect one of the following death benefit options in lieu of the standard death benefit.
Changes in ownership and contract assignments could have a negative impact on the death benefit (see Death Benefits).
One-Year Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit Option. The One-Year Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
The One-Year Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Month Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.35% of the Daily Net Assets, an applicant can elect the One-Month Enhanced Death Benefit Option. The One-Month Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.

Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
The One-Month Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Combination Enhanced Death Benefit III Option
For contracts issued on or after January 12, 2015, or the date of state approval (whichever is later), for an additional charge at an annualized rate of 0.65% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit III Option. The Combination Enhanced Death Benefit III Option is only available for contracts with Annuitants age 70 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
1.	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
2.	the total of all purchase payments, less an adjustment for amounts withdrawn;
3.	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
4.	the interest anniversary value.
The interest anniversary value is equal to purchase payments, accumulated at the Interest Anniversary Rate until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. Currently, the Interest Anniversary Rate is 5%.  Nationwide reserves the right to change the Interest Anniversary Rate at any time; however, Nationwide will not change the Interest Anniversary Rate for contracts once issued. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
For example, assume a contract owner purchases a contract in 2015 for $100,000. In the year 2028, the contract stands as follows:
Total purchase payments:	$100,000
Contract Value:	$120,000
Highest anniversary Contract Value:	$125,000
Interest Anniversary Rate in effect when the contract was issued	5%
Interest anniversary value:	$197,933
If the contract owner dies in 2028, the death benefit would be $197,933.
However if the contract owner dies the next year, the death benefit would be $200,000 instead of $207,829 (calculation: 105% X $197,933) since the interest anniversary value is limited to 200% of the initial purchase payment of $100,000.
Following is an example of how a surrender would impact the death benefit calculation. In the year 2022, the contract stands as follows:
Total purchase payments:	$100,000
Contract Value:	$120,000
Highest anniversary Contract Value:	$120,000
Interest Anniversary Rate in effect when the contract was issued	5%
Interest anniversary value:	$155,133
In 2023, the contract owner takes a partial surrender of $60,000. After the surrender, the highest Contract Anniversary value is $60,000 (calculation: $120,000 - $60,000) and the interest anniversary value is $77,566 (calculation: ($60,000/

$120,000) x $155,133). After the date of the withdrawal, the interest anniversary value is limited to $80,000 (calculation: 200% ($100,000 - $60,000).
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
The Combination Enhanced Death Benefit III Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Combination Enhanced Death Benefit Option
For contracts issued on or after January 13, 2014, or the date of state approval (whichever is later), for an additional charge at an annualized rate of 0.65% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit Option. For contracts issued before January 13, 2014, or the date of state approval (whichever is later), the additional charge for the Combination Enhanced Death Benefit Option is an annualized rate of 0.45% of the Daily Net Assets. The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option. The Combination Enhanced Death Benefit Option is only available until January 11, 2015, or the date of state approval of the Combination Enhanced Death Benefit III Option (whichever is later).
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the interest anniversary value.
The interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
The Combination Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Beneficiary Protector II Option
The Beneficiary Protector II Option provides that upon the death of the Annuitant (and potentially, the Co-Annuitant, if one is named), and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). This benefit would be advantageous if the Contract Owner anticipates the assessment of taxes in connection with the payment of the death benefit proceeds. Nationwide makes no assurances that the benefit associated with this option will offset all taxes. In addition, the Beneficiary Protector II Option will not provide a benefit if there are no earnings in connection with the payment of the death benefit proceeds. Consult a qualified tax advisor.
The amount of the benefit depends on the Annuitant's age at the time of application and, if applicable, the Co-Annuitant's age at the time of the first Annuitant's death.

The charge associated with the Beneficiary Protector II Option is equal to an annualized rate of 0.35% of the Daily Net Assets. In addition, allocations to the Fixed Account will be assessed a fee of 0.35%. Nationwide may realize a profit from the charge assessed for this option. The Beneficiary Protector II Option is only available for contracts with Annuitants age 75 or younger at the time of application.
After the death of the last surviving Annuitant or after all applicable benefits have been credited to the contract, the charge associated with the Beneficiary Protector II Option will be removed and the beneficiary may:
(a)	take distribution of the contract in the form of the death benefit or required distributions as applicable; or
(b)	if the beneficiary is the deceased Annuitant's surviving spouse, continue the contract as the Contract Owner or new beneficial Contract Owner, and subject to any mandatory distribution rules.
Calculation of the First Benefit
The formula for determining the first benefit, which is paid upon the first Annuitant's death, is as follows:
Earnings Percentage x Adjusted Earnings
If the Annuitant is age 70 or younger at the time of application, the Earnings Percentage will be 40%. If the Annuitant is age 71 through age 75 at the time of application, the Earnings Percentage will be 25%.
Adjusted Earnings = (a) – (b); where:
a	=	the Contract Value on the date the death benefit is calculated and prior to any death benefit calculation; and
b	=	purchase payments, proportionally adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce purchase payments in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
There is a limit on the amount of Adjusted Earnings used in the first benefit calculation.
Maximum Adjusted Earnings = 200% of the total of all purchase payments that were applied to the contract more than 12 months before the date of the Annuitant's death (if there are Co-Annuitants, then the date of death of the first Co-Annuitant to die) proportionally adjusted for any and all withdrawals taken before the Annuitant's death.
If there is no Co-Annuitant named, the benefit will be paid in addition to the death benefit.
If there is a Co-Annuitant named, the benefit will be credited to the contract. The Beneficiary Protector II Option will remain on the contract (including the associated charge) until the death of the Co-Annuitant.
Calculation of the Second Benefit
If a Co-Annuitant is named under the contract, a second benefit will be paid upon the death of the Co-Annuitant if the Co-Annuitant is age 75 or younger at the date of the first Annuitant's death. If the Co-Annuitant is older than age 75 at the date of the first Annuitant's death, no second benefit will be paid and the charge associated with the Beneficiary Protector II Option will be removed.
The calculation of the second benefit will be based on earnings to the contract after the first benefit was calculated. The formula for calculating the second benefit is as follows:
Earnings Percentage x Adjusted Earnings from the Date of the First Benefit
If the Co-Annuitant is age 70 or younger at the time of the first Annuitant's death, the Earnings Percentage will be 40%. If the Co-Annuitant is age 71 through age 75 at the time of the first Annuitant's death, the Earnings Percentage will be 25%.
Adjusted Earnings from the Date of the First Benefit = (a) – (b) – (c), where:
a	=	Contract Value on the date the second death benefit is calculated (before the second death benefit is calculated);
b	=	the Contract Value on the date the first benefit and the first death benefit were calculated (after the first benefit and the first death benefit were applied), proportionately adjusted for withdrawals; and
c	=	purchase payments made after the first benefit was applied, proportionately adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce the beginning Contract Value and purchase payments in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).

There is a limit on the amount of Adjusted Earnings from the Date of the First Benefit used in the second benefit calculation.
Maximum Adjusted Earnings from the Date of the First Benefit = 200% of the total of all purchase payments that were applied to the contract more than 12 months before the date of the Co-Annuitant's death (regardless of the date of the first Annuitant's death), proportionally adjusted for any and all withdrawals taken from the contract.
After the second benefit is applied, the charge associated with the Beneficiary Protector II Option will be removed.
How the Benefit is Allocated
Any amounts credited to the contract pursuant to the Beneficiary Protector II Option will be allocated among the investment options in the same proportion as each purchase payment is allocated to the contract on the date the benefit is applied.
Optional Living Benefits
An applicant may elect one of the available optional living benefits under the contract at the time of application. If an applicant elects an optional living benefit, Nationwide will deduct an additional charge as applicable for the elected living benefit. The optional living benefits available under the contract include:
•	7% Nationwide Lifetime Income Rider - designed for consumers at or near retirement who generally have a conservative risk tolerance and seek certainty of guaranteed lifetime income
•	Nationwide Lifetime Income Capture option - designed for consumers with longer time horizons to invest and who generally have a moderate risk tolerance to grow assets and provide for guaranteed lifetime income
•	Nationwide Lifetime Income Track option - a lower cost option designed for consumers with longer time horizons to invest and who generally have a moderate to aggressive risk tolerance to grow assets and provide for guaranteed lifetime income
Each of the optional living benefits has limitations and restrictions as discussed herein. Before selecting an optional living benefit, consult with a qualified financial advisor to determine which option is best based on the Contract Owner's individual financial situation and needs.
7% Nationwide Lifetime Income Rider (formerly the 7% Lifetime Income Option)
The 7% Nationwide Lifetime Income (the "7% Nationwide L.inc") Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals and does not make certain assignments or Contract Owner changes. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 45 and 85 years old at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or Joint Annuitant has been elected, the determining life will be that of the primary Annuitant as named on the application. The determining life may not be changed.
Availability
The 7% Nationwide Lifetime Income Rider is available under the contract at the time of application. The 7% Nationwide L.inc Rider is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, contracts that are purchased in the normal course of business with the 7% Nationwide L.inc Rider may keep the 7% Nationwide L.inc Rider even after such contract becomes beneficially owned. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The 7% Nationwide Lifetime Income Rider may not be elected if the Nationwide Lifetime Income Capture option or Nationwide Lifetime Income Track option is elected.
7% Nationwide L.inc Rider Charge
In exchange for Lifetime Withdrawals, Nationwide will assess an annual charge not to exceed 1.50% of the Current Income Benefit Base. Currently, the charge for the 7% Nationwide Lifetime Income Rider is 1.20% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner's election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.50% of the Current Income Benefit Base.

The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the 7% Nationwide L.inc Rider charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Lifetime Income Rider Investment Requirements
Election of the 7% Nationwide L.inc Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. For the list of available investment options, see Income Benefit Investment Options. Allocation requests to investment options other than those listed in the Income Benefit Investment Options section will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits).
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.
Subsequent Purchase Payments
Subsequent purchase payments are permitted under the 7% Nationwide L.inc Rider as long as the Contract Value is greater than $0. There may be instances where a subsequent purchase payment creates a financial risk that Nationwide is unwilling to bear. If this occurs, Nationwide may exercise its right to refuse subsequent purchase payments which total in aggregate $50,000 or more in any calendar year. The $50,000 threshold will take into consideration all contracts issued by Nationwide to a particular Contract Owner or using the same determining life. If Nationwide exercises this right to refuse a purchase payment, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received. Generally, Nationwide may invoke this right in times of economic instability. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment.
Determination of the Income Benefit Base Prior to the First Lifetime Withdrawal
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the benefit amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, Purchase Payment Credits, reset opportunities, and if elected, a Non-Lifetime Withdrawal, as described below.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the 7% Nationwide Linc Rider will equal the greater of:
(1)	Highest Contract Value: the highest Contract Value on any Contract Anniversary plus purchase payments submitted and Purchase Payment Credits applied after that Contract Anniversary; or
(2)	Roll-up Value: the 7% roll-up amount, which is equal to the sum of the following calculations:
(a)	Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 7% of the Original Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Subsequent Purchase Payments with Roll-up: any purchase payments submitted and Purchase Payment Credits applied after contract issuance and before the 10th Contract Anniversary, increased by simple interest at an annual rate of 7% each year from the date the subsequent purchase payments and/or Purchase Payment Credits are applied through the 10th Contract Anniversary; plus
(c)	Subsequent Purchase Payments with No Roll-up: any purchase payments submitted and Purchase Payment Credits applied after the 10th Contract Anniversary.
Contracts issued on or after August 12, 2013, or the date of state approval (whichever is later), are eligible to take a Non-Lifetime Withdrawal. If a Non-Lifetime Withdrawal is taken on or before the 10th Contract Anniversary, the Current Income Benefit Base for the 7% Nationwide Linc Rider will equal the greatest of:

(1)	Adjusted Current Income Benefit Base: the Current Income Benefit Base immediately before the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section;
(2)	Highest Contract Value: the highest Contract Value on any Contract Anniversary on or after the Non-Lifetime Withdrawal, plus purchase payments submitted and any Purchase Payment Credits applied after that Contract Anniversary; or
(3)	Roll-up Value: the adjusted 7% roll-up amount, which is equal to the sum of the following calculations:
(a)	Adjusted Roll-up Income Benefit Base with Roll-up: the Adjusted Roll-up Income Benefit Base, plus 7% of the Adjusted Roll-up Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Subsequent Purchase Payments with Roll-up: the sum of the following calculations:
(i)	Before the Non-Lifetime Withdrawal: any purchase payments submitted and Purchase Payment Credits applied after contract issuance and before the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section, increased by simple interest at an annual rate of 7% each year from the date the subsequent purchase payments and/or Purchase Payment Credits are applied through the 10th Contract Anniversary; plus
(ii)	After the Non-Lifetime Withdrawal and before the 10th Contract Anniversary: any purchase payments submitted and Purchase Payment Credits applied on or after the Non-Lifetime Withdrawal and before the 10th Contract Anniversary, increased by simple interest at an annual rate of 7% each year from the date the subsequent purchase payments and/or Purchase Payment Credits are applied through the 10th Contract Anniversary; plus
(c)	Subsequent Purchase Payments with No Roll-up: any purchase payments submitted and Purchase Payment Credits applied after the 10th Contract Anniversary.
See Appendix D: 7% Nationwide Lifetime Income Rider's Non-Lifetime Withdrawal Examples for example calculations.
If a Non-Lifetime Withdrawal is taken after the 10th Contract Anniversary, the Current Income Benefit Base for the 7% Nationwide Linc Rider will equal the greatest of:
(1)	Adjusted Current Income Benefit Base: the Current Income Benefit Base immediately before the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section;
(2)	Roll-up Value: the adjusted 7% roll-up amount, which is equal to the sum of the following calculations:
(a)	Adjusted Roll-up Income Benefit Base with Roll-up: the Adjusted Roll-up Income Benefit Base, plus 7% of the Adjusted Roll-up Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Subsequent Purchase Payments with Roll-up: any purchase payments submitted and Purchase Payment Credits applied after contract issuance and before the 10th Contract Anniversary, proportionally reduced as described in the Non-Lifetime Withdrawal section, increased by simple interest at an annual rate of 7% each year from the date the subsequent purchase payments and/or Purchase Payment Credits are applied through the 10th Contract Anniversary; plus
(c)	Subsequent Purchase Payments with No Roll-up: the sum of the following calculations:
(i)	After the 10th Contract Anniversary and before the Non-Lifetime Withdrawal: any purchase payments submitted and Purchase Payment Credits applied after the 10th Contract Anniversary and before the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section; plus
(ii)	After the Non-Lifetime Withdrawal: any purchase payments submitted and Purchase Payment Credits applied on or after the Non-Lifetime Withdrawal; or
(3)	Highest Contract Value: the highest Contract Value on any Contract Anniversary after the 10th Contract Anniversary, plus purchase payments submitted and Purchase Payment Credits applied after that Contract Anniversary.
See Appendix D: 7% Nationwide Lifetime Income Rider's Non-Lifetime Withdrawal Examples for example calculations.
When a purchase payment and any Purchase Payment Credits are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first Lifetime Withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The

Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the first 10 Contract Years or prior to the first Lifetime Withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
Non-Lifetime Withdrawal
For contracts issued on or after August 12, 2013, or the date of state approval (whichever is later), after the first Contract Anniversary, the Contract Owner may request a one-time withdrawal ("Non-Lifetime Withdrawal") without initiating the lifetime income benefit under the 7% Nationwide L.inc Rider. The Non-Lifetime Withdrawal will not lock in the Lifetime Withdrawal Percentage and will not stop the 7% simple interest roll-up. However, the Non-Lifetime Withdrawal will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. As with all withdrawals, a Non-Lifetime Withdrawal will reduce the Contract Value and death benefit. In addition, it will be subject to the CDSC provisions of the contract. A Non-Lifetime Withdrawal cannot be taken after the Contract Owner initiates the Lifetime Withdrawals.
A Non-Lifetime Withdrawal will cause a reduction to three factors used to calculate the Lifetime Withdrawal Amount: (1) the Current Income Benefit Base; (2) the Original Income Benefit Base (resulting in the Adjusted Roll-up Income Benefit Base); and (3) Subsequent purchase payments and Purchase Payment Credits applied before the Non-Lifetime Withdrawal. All three factors are reduced by a figure representing the proportional amount of the withdrawal, as follows:
Reduction to Current Income Benefit Base	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	Current Income Benefit Base prior to the Non-Lifetime Withdrawal
Contract Value (prior to the Non- Lifetime Withdrawal)

Reduction to Original Income Benefit Base	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	Original Income Benefit Base
Contract Value (prior to the Non- Lifetime Withdrawal)

Reduction to subsequent purchase payments and Purchase Payment Credits applied before the Non-Lifetime Withdrawal	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	Subsequent purchase payments and Purchase Payment Credits applied before the Non-Lifetime Withdrawal
Contract Value (prior to the Non- Lifetime Withdrawal)
All Non-Lifetime Withdrawal requests must be made on a Nationwide form which is available by contacting the Service Center. If the Contract Owner requests a withdrawal without using the Nationwide form, the withdrawal request will be treated as a Lifetime Withdrawal request and will not be treated as a request for a Non-Lifetime Withdrawal.
Lifetime Withdrawals
At any time after the 7% Nationwide L.inc Rider is elected, the Contract Owner may begin taking the lifetime income benefit by taking a Lifetime Withdrawal from the contract. The first withdrawal under the contract constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the 7% roll-up amount terminates and the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. Additional purchase payments submitted after the first Lifetime Withdrawal from the contract will increase the Current Income Benefit Base by the amount of the purchase payment.

Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner as indicated in the following table:
Contract Owner's Age (at time of first withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.00%	6.00%
A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a withdrawal from the contract prior to age 81.
For contracts that elect the Joint Option for the 7% Nationwide Lifetime Income Rider, the Lifetime Withdrawal Percentages will be equal to or less than the Lifetime Withdrawal Percentages in the previous table.
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½. Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal and on each Contract Anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next Contract Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner's death or annuitization.
The Contract Owner can elect to set up Systematic Withdrawals or can request each Lifetime Withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Each year's Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year's Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Impact of Withdrawals in Excess of the Lifetime Withdrawal Amount
The Contract Owner is permitted to withdraw Contract Value in excess of that year's Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. This RMD privilege does not apply to beneficially owned contracts. In order to qualify for the RMD privilege, the Contract Owner must:

(1)	be at least 70½ years old as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any Contract Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until either the current price or the list of permitted investment options associated with the 7% Nationwide L.inc Rider changes.
In the event the current price or the list of permitted investment options of the 7% Nationwide L.inc Rider changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each Contract Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the 7% Nationwide L.inc Rider; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner's election to reset the Current Income Benefit Base within 60 days after the Contract Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 7% Nationwide L.inc Rider will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the 7% Nationwide L.inc Rider by notifying Nationwide as to such election. Nationwide reserves the right to modify or terminate the automatic reset feature at any time upon written notice to Contract Owners.
Settlement Options
If a Contract Owner's Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options. Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:
(1)	The Contract Owner can take Lifetime Withdrawals of the Lifetime Withdrawal Amount until the death of the Contract Owner;
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
The options above each result in a different amount ultimately received under the 7% Nationwide L.inc Rider. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a qualified financial advisor to determine which option is best based on the Contract Owner's individual financial situation and needs.
The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period"). Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner is receiving

Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will continue sending Systematic Withdrawals of the full amount of the Lifetime Withdrawal Amount to the Contract Owner. If the Contract Owner had requested Systematic Withdrawals of only a portion of the Lifetime Withdrawal Amount prior to the notice, Systematic Withdrawals will continue, but Nationwide will increase the Lifetime Withdrawals to the full amount of the Lifetime Withdrawal Amount.
If the Contract Owner is not taking Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will initiate Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual basis an amount equal to the Lifetime Withdrawal Amount. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, it will be irrevocable. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, the first payment of the Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment Date"). Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day). Nationwide will mail a check to the Contract Owner's address on record. The Contract Owner may contact the Service Center at any time to change the frequency of the Systematic Withdrawals.
Note: In any event, if the Contract Owner does not make an election within the Notification Period, Nationwide will send the Contract Owner the full amount of the Lifetime Withdrawal Amount to which he/she is entitled to each year. There may be tax consequences if Nationwide increases or initiates the Lifetime Withdrawals on behalf of a Contract Owner. Consult a qualified tax advisor.
Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner's most recently calculated Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed below:
Contract Owner's Age*	Up to Age 70	71-75	76-80	81-85	86-90	91-95	96+
Annual Benefit Multiplier	5.5	4.5	3.5	2.5	2.0	1.5	1.0
*	As of the date the Age Based Lump Sum Option is elected.
For contracts that have elected the Joint Option for the 7% Nationwide Lifetime Income Rider, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier. If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Joint Option for the 7% Nationwide Lifetime Income Rider is elected). Once Nationwide receives the Contract Owner's election to take the Underwritten Lump Sum Settlement Option, Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner and returned to the Service Center within 30 days. Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner. If Nationwide does not receive the completed form within the 30-day period, Nationwide will pay the Contract Owner the amount that would be payable under the Age Based Lump Sum Settlement Option.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 7% Nationwide L.inc Rider will terminate.

Death of Determining Life
For contracts with no Joint Option for the 7% Nationwide Lifetime Income Rider, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
For contracts with the Joint Option for the 7% Nationwide Lifetime Income Rider, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the 7% Nationwide L.inc Rider which had been received by the deceased spouse, for the remainder of the survivor's lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Feature.
Tax Treatment
Although the tax treatment for Lifetime Withdrawals under withdrawal benefits such as the 7% Nationwide L.inc Rider is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
Automatic Termination of the 7% Nationwide L.inc Rider
Withdrawals in excess of the Lifetime Withdrawal Amount that reduce the Current Income Benefit Base to $0 will automatically terminate the 7% Nationwide L.inc Rider. If this option terminates, then Nationwide will no longer assess the fee associated with this option.
In addition, where permitted under state law, the 7% Nationwide L.inc Rider will automatically terminate if the Contract Owner is changed or if the contract is assigned (including a collateral assignment), except as follows:
(1)	The new Contract Owner or assignee assumes full ownership of the contract and is essentially the same person (e.g., individual ownership is changed to ownership by a personal revocable trust, a change to the Contract Owner's spouse during the Contract Owner's lifetime, a change to a court appointed guardian representing the Contract Owner during the Contract Owner's lifetime, etc.);
(2)	Ownership of a contract issued as an IRA or Roth IRA is being changed from one custodian to another, from the determining life to a custodian, or from a custodian to the determining life;
(3)	The assignment is for the purpose of effectuating an exchange pursuant to Section 1035 under the Internal Revenue Code; or
(4)	The change is merely the removal of a Contract Owner where the contract is jointly owned.
Nationwide will provide notice to Contract Owners prior to processing a change in ownership or assignment that will automatically terminate the 7% Nationwide L.inc Rider. Contract Owners contemplating changes to the ownership of their contract, including assignments, should contact their registered representative to determine how the changes impact the benefit associated with the 7% Nationwide L.inc Rider.
Nationwide Lifetime Income Capture Option
The Nationwide Lifetime Income Capture option provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals and does not make certain assignments or Contract Owner changes. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 45 and 85 years old at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or Joint Annuitant has been elected, the determining life will be that of the younger Annuitant. The determining life may not be changed.

Availability
The Nationwide Lifetime Income Capture option is available under the contract at the time of application. The Nationwide Lifetime Income Capture option is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, if such contract becomes beneficially owned by the spouse of the Contract Owner, and the Joint Option for the Nationwide Lifetime Income Capture option is elected, then the spouse may keep the Nationwide Lifetime Income Capture option. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The Nationwide Lifetime Income Capture option cannot be elected if the 7% Nationwide Lifetime Income Rider or Nationwide Lifetime Income Track option is elected.
For contracts issued before January 13, 2014, or the date of state approval (whichever is later), the Nationwide Lifetime Income Capture option will also be available for election for 90 days after the later of January 13, 2014, or the date of state approval. For contracts that elected the 7% Nationwide Lifetime Income Rider, election of the Nationwide Lifetime Income Capture option is only available within the 90-day period if such election is prior to the first Lifetime Withdrawal. A prorated charge for the 7% Nationwide Lifetime Income Rider will be deducted upon its removal. Upon election of the Nationwide Lifetime Income Capture option, you will lose any increase to the existing Current Income Benefit Base under the 7% Nationwide Lifetime Income Rider, and the Original Income Benefit Base for the Nationwide Lifetime Income Capture option will be equal to the Contract Value of the contract on the date the Nationwide Lifetime Income Capture option is elected. For contracts that previously elected the Joint Option for the 7% Nationwide Lifetime Income Rider, the Joint Option for the Nationwide Lifetime Income Capture option must be elected. The Joint Option for the Nationwide Lifetime Income Capture option is not available for election for contracts that did not previously elect the Joint Option. Age requirements for parties to the contract for the Nationwide Lifetime Income Capture option and Joint Option for the Nationwide Lifetime Income Capture option must be satisfied at the time of election. Contract Owners should consult a financial advisor before making an election.
Nationwide Lifetime Income Capture Charge
In exchange for this lifetime withdrawal benefit, Nationwide will assess an annual charge not to exceed 1.50% of the Current Income Benefit Base. Currently, the charge for the Nationwide Lifetime Income Capture option is 1.20% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner's election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.50% of the Current Income Benefit Base.
The charge will be assessed on each Option Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the Nationwide Lifetime Income Capture option charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Nationwide Lifetime Income Capture Investment Requirements
Election of the Nationwide Lifetime Income Capture option requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. For the list of investment options available under the Nationwide Lifetime Income Capture option, see Income Benefit Investment Options. Allocation requests to investment options other than those listed in the Income Benefit Investment Options section will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits). Additionally, if this option is elected, contract loans are unavailable.
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may elect to automatically reallocate the Contract Value in accordance with the Asset Rebalancing provision.

Subsequent Purchase Payments
Currently, subsequent purchase payments are permitted under the Nationwide Lifetime Income Capture option as long as the Contract Value is greater than $0. Any subsequent purchase payments will increase the Current Income Benefit Base by the amount of the purchase payment submitted.
Nationwide reserves the right to reject subsequent purchase payments in the event subsequent purchase payments create a financial risk that Nationwide is unwilling to bear. This reservation of right may limit the amount a Contract Owner can invest in the contract. Contract Owners should consider this reservation of right when making the initial purchase payment. If Nationwide exercises this right to refuse purchase payments, the entire purchase payment will be immediately returned to the Contract Owner in the same form in which it was received. Generally, Nationwide may invoke this right in times of economic instability. Contract Owners may contact the Service Center to find out if Nationwide will accept subsequent purchase payments.
Roll-up Interest Rate
The Roll-up Interest Rate is the indexed simple interest rate used in the calculation of the Current Income Benefit Base until the earlier of the first Lifetime Withdrawal or the 15th Option Anniversary.
For the first Option Year, the Roll-up Interest Rate is the greater of:
1.	the Defined Rate in effect on the Application Date plus the Variable Rate in effect on the Application Date; or
2.	the Defined Rate in effect on the Option Issue Date plus the Variable Rate in effect on the Option Issue Date.
The Defined Rate and Variable Rate are defined below in the Defined Rate and Renewal Defined Rate and Variable Rate subsections, respectively.
For Option Years two through fifteen, the Roll-up Interest Rate is calculated by adding the Variable Rate in effect on the Option Anniversary plus the Renewal Defined Rate.
The Renewal Defined Rate is defined below in the Defined Rate and Renewal Defined Rate subsection.
For the purposes of this Roll-up Interest Rate section only, Application Date is the date a good order application is signed; and Option Issue Date is either the date the contract is issued, or if the Nationwide Lifetime Income Capture Option was elected after the date the contract was issued, then the date Nationwide receives the proper form to add the Nationwide Lifetime Income Capture Option to the contract in good order.
Once calculated, the Roll-up Interest Rate will be rounded up or down to the nearest 0.25%. For example, if the Defined Rate is 3.00% and the Variable Rate is 2.83%, the Roll-up Interest Rate is 5.75% (3.00% + 2.83% = 5.83%, rounded up or down to the nearest 0.25%, results in 5.75%). If the Defined Rate is 3.00% and the Variable Rate is 2.91%, the Roll-up Interest Rate is 6.00% (3.00% + 2.91% = 5.91%, rounded up or down to the nearest 0.25%, results in 6.00%).
The Roll-up Interest Rate will not be less than 4.00% nor greater than 10.00%.
In no event will the Roll-up Interest Rate be calculated by adding the Defined Rate in effect on the Application Date to the Variable Rate in effect on the Option Issue Date; or by adding the Defined Rate in effect on the Option Issue Date to the Variable Rate in effect on the Application Date.
Variable Rate
The Variable Rate is, at a minimum, the rate of return (the nominal interest rate) of the specified index. The specified index is the monthly 10-year Treasury constant maturity as published by the Board of Governors of the Federal Reserve System. Periodically, Nationwide may increase the Variable Rate to an amount greater than the rate of return of the specified index.
For the first Option Year, the Variable Rate is the Variable Rate that when added to its corresponding Defined Rate results in the greater Roll-up Interest Rate (the Variable Rate in effect on the Application Date corresponds with the Defined Rate in effect on the Application Date; and the Variable Rate in effect on the Option Issue Date corresponds with the Defined Rate in effect on the Option Issue Date).
For the first Option Year, the Variable Rate in effect depends upon the date of the Application Date or Option Issue Date, and is determined as follows:
1.	if the Application Date or the Option Issue Date is before the 15th calendar day of the month, Nationwide will use the Variable Rate for the month that is two months prior to the month in which the Application Date or Option Issue Date falls (e.g. if the Option Issue Date is July 10th, then Nationwide will use May's Variable Rate); or
2.	if the Application Date or the Option Issue Date is on or after the 15th calendar day of the month, Nationwide will use the Variable Rate for the month prior to the month in which the Application Date or Option Issue Date falls (e.g. if the Option Issue Date is July 17th, then Nationwide will use June's Variable Rate).
For each Option Year after the first Option Year, Nationwide will determine the Variable Rate in effect on the Option Anniversary as follows:
1.	if the Option Issue Date is before the 15th calendar day of the month, Nationwide will use the Variable Rate for the month that is two months prior to the month that each Option Anniversary falls to calculate the Roll-up Interest Rate for the following Option Year; or
2.	if the Option Issue Date is on or after the 15th calendar day of the month, Nationwide will use the Variable Rate for the month prior to the month that each Option Anniversary falls to calculate the Roll-up Interest Rate for the following Option Year.
Nationwide reserves the right to discontinue and substitute a comparable index if the index becomes unavailable (e.g. is no longer published) or if the calculation of the index is substantially changed (e.g. the index no longer provides a monthly average). If Nationwide exercises this right, Nationwide will provide written notice to Contract Owners.
Defined Rate and Renewal Defined Rate
The Defined Rate is an amount determined by Nationwide. Currently, the Defined Rate is 3.00%.
For the first Option Year, the Defined Rate is the Defined Rate that when added to its corresponding Variable Rate results in the greater Roll-up Interest Rate (the Defined Rate in effect on the Application Date corresponds with the Variable Rate in effect on the Application Date; and the Defined Rate in effect on the Option Issue Date corresponds with the Variable Rate in effect on the Option Issue Date).
For each Option Year after the first Option Year, the Renewal Defined Rate will be used instead of the Defined Rate to calculate the Roll-up Interest Rate. The Renewal Defined Rate is the greater of:
1.	the Defined Rate in effect on the Application Date; or
2.	the Defined Rate in effect on the Option Issue Date.
If the Defined Rate in effect on the Application Date and the Defined Rate in effect on the Option Issue Date are equal, then the Renewal Defined Rate will be the same as the Defined Rate.
Nationwide will not change the Defined Rate or the Renewal Defined Rate for contracts once issued.
Determination of the Income Benefit Base Prior to the First Lifetime Withdrawal
Upon election of the Nationwide Lifetime Income Capture option, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the Lifetime Withdrawal Amount. The Current Income Benefit Base from the date of election until the first Lifetime Withdrawal will reflect any additional purchase payments, Purchase Payment Credits, reset opportunities, and if elected, a Non-Lifetime Withdrawal, as described below.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the Nationwide Lifetime Income Capture option will equal the greatest of:
(1)	Contract Value on the Option Anniversary: the Contract Value on the current Option Anniversary, excluding any purchase payments submitted, or Purchase Payment Credits applied on that Option Anniversary;
(2)	Monthly Option Anniversary Contract Value: the highest Monthly Option Anniversary Contract Value during the previous Option Year, excluding any purchase payments submitted, or Purchase Payment Credits applied on that Monthly Option Anniversary; or
(3)	Roll-up Value: equal to the sum of the following calculations:
(a)	Current Income Benefit Base: the Current Income Benefit Base on the prior Option Anniversary (on the first Option Anniversary, the Original Income Benefit Base); plus
(b)	Roll-up: the Roll-up Interest Rate multiplied by the Original Income Benefit Base and any purchase payments submitted and Purchase Payment Credits applied on or before the prior Option Anniversary, up to and including the 15th Option Anniversary; plus
(c)	Subsequent Purchase Payments with Prorated Roll-up: any purchase payments submitted and Purchase Payment Credits applied after the prior Option Anniversary and before the 15th Option Anniversary, increased by the Roll-up Interest Rate prorated from the date the subsequent purchase payments and/or Purchase Payment Credits are applied; plus
(d)	Subsequent Purchase Payments with No Roll-up: any purchase payments submitted and Purchase Payment Credits applied after the 15th Option Anniversary.
If a Non-Lifetime Withdrawal is taken on or before the 15th Option Anniversary, the Current Income Benefit Base for the Nationwide Lifetime Income Capture option will equal:
For the Option Anniversary immediately following the Non-Lifetime Withdrawal, the greatest of:
(1)	Contract Value on the Option Anniversary: the Contract Value on the current Option Anniversary, excluding any purchase payments submitted, Purchase Payment Credits applied, or withdrawals on that Option Anniversary;
(2)	Monthly Option Anniversary Contract Value: the greater of:
(a)	the highest Monthly Option Anniversary Contract Value during the previous Option Year and on or before the Non-Lifetime Withdrawal, excluding any purchase payments submitted, Purchase Payment Credits applied, or withdrawals on that Monthly Option Anniversary, proportionally reduced as described in the Non-Lifetime Withdrawal section; or
(b)	the highest Monthly Option Anniversary Contract Value during the previous Option Year and after the Non-Lifetime Withdrawal, excluding any purchase payments submitted, Purchase Payment Credits applied, or withdrawals on that Monthly Option Anniversary; or
(3)	Roll-up Value: equal to the sum of the following calculations:
(a)	Adjusted Current Income Benefit Base: the Current Income Benefit Base on the prior Option Anniversary, proportionally reduced as described in the Non-Lifetime Withdrawal section; plus
(b)	Roll-up: the Roll-up Interest Rate multiplied by the sum of the Adjusted Roll-up Income Benefit Base (the Original Income Benefit Base proportionally reduced for a Non-Lifetime Withdrawal) and any purchase payments submitted and Purchase Payment Credits applied on or before the prior Option Anniversary, proportionally reduced as described in the Non-Lifetime Withdrawal section; plus
(c)	Subsequent Purchase Payments with Prorated Roll-up: the sum of the following calculations:
(i)	After the prior Option Anniversary and on or before the Non-Lifetime Withdrawal: any purchase payments submitted and Purchase Payment Credits applied after the prior Option Anniversary and on or before the date of the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section, increased by the Roll-up Interest Rate prorated from the date the subsequent purchase payments and/or Purchase Payment Credits are applied; plus
(ii)	After the Non-Lifetime Withdrawal: any purchase payments submitted and Purchase Payment Credits applied after the date of the Non-Lifetime Withdrawal, increased by the Roll-up Interest Rate prorated from the date the subsequent purchase payments and/or Purchase Payment Credits are applied.
For each Option Anniversary after the Option Anniversary immediately following the Non-Lifetime Withdrawal, the greatest of:
(1)	Current Income Benefit Base: the Current Income Benefit Base on the prior Option Anniversary plus any purchase payments submitted and Purchase Payment Credits applied during the Option Year;
(2)	Contract Value on the Option Anniversary: the Contract Value on the current Option Anniversary, excluding any purchase payments submitted, Purchase Payment Credits applied, or withdrawals on that Option Anniversary;
(3)	Monthly Option Anniversary Contract Value: the highest Monthly Option Anniversary Contract Value during the previous Option Year, excluding any purchase payments submitted, Purchase Payment Credits applied, or withdrawals on that Monthly Option Anniversary; or
(4)	Roll-up Value: for each Option Anniversary up to and including the 15th Option Anniversary, it is equal to the sum of the following calculations:
(a)	Current Income Benefit Base: the Current Income Benefit Base on the prior Option Anniversary; plus

(b)	Roll-up: the Roll-up Interest Rate multiplied by the sum of the Adjusted Roll-up Income Benefit Base (the Original Income Benefit Base proportionally reduced for a Non-Lifetime Withdrawal) and any purchase payments submitted and Purchase Payment Credits applied on or before the date of the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section; plus the Roll-up Interest Rate multiplied by any Purchase Payment Credits submitted and Purchase Payment Credits applied after the date of the Non-Lifetime Withdrawal and prior to the previous Option Anniversary; plus
(c)	Subsequent Purchase Payments with Prorated Roll-up: any purchase payments submitted and Purchase Payment Credits applied after the prior Option Anniversary and before the 15th Option Anniversary, increased by the Roll-up Interest Rate prorated from the date the subsequent purchase payments and/or Purchase Payment Credits are applied.
See Appendix E: Nationwide Lifetime Income Capture Option Non-Lifetime Withdrawal Examples for example calculations.
If a Non-Lifetime Withdrawal is taken after the 15th Option Anniversary, the Current Income Benefit Base for the Nationwide Lifetime Income Capture option will equal:
For the Option Anniversary immediately following the Non-Lifetime Withdrawal, the greatest of:
(1)	Adjusted Current Income Benefit Base: the Current Income Benefit Base immediately before the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section, plus any purchase payments submitted and Purchase Payment Credits applied during the Option Year and after the Non-Lifetime Withdrawal;
(2)	Contract Value on the Option Anniversary: the Contract Value on the current Option Anniversary, excluding any purchase payments submitted, Purchase Payment Credits applied, or withdrawals on that Option Anniversary; or
(3)	Monthly Option Anniversary Contract Value: the greater of:
(a)	the highest Monthly Option Anniversary Contract Value during the previous Option Year and on or before the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section; or
(b)	the highest Monthly Option Anniversary Contract Value during the previous Option Year and after the Non-Lifetime Withdrawal.
For each Option Anniversary after the Option Anniversary immediately following the Non-Lifetime Withdrawal, the greatest of:
(1)	Current Income Benefit Base: the Current Income Benefit Base on the prior Option Anniversary plus any purchase payments submitted and Purchase Payment Credits applied during the Option Year;
(2)	Contract Value on the Option Anniversary: the Contract Value on the current Option Anniversary, excluding any purchase payments submitted, Purchase Payment Credits applied, or withdrawals on that Option Anniversary; or
(3)	Monthly Option Anniversary Contract Value: the highest Monthly Option Anniversary Contract Value during the previous Option Year.
See Appendix E: Nationwide Lifetime Income Capture Option Non-Lifetime Withdrawal Examples for example calculations.
When a purchase payment and any Purchase Payment Credits are applied on a date other than an Option Anniversary, the indexed simple interest roll-up value is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Option Anniversary. However, if at any time prior to the first Lifetime Withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Option Anniversary minus adjustments made for excess withdrawals after that date, and the initial Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up value is only calculated for the first 15 Option Years or prior to the first Lifetime Withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.

Non-Lifetime Withdrawal
After the first Option Anniversary, the Contract Owner may request a one-time withdrawal ("Non-Lifetime Withdrawal") without initiating the lifetime income benefit under the Nationwide Lifetime Income Capture option. The Non-Lifetime Withdrawal will not lock in the Lifetime Withdrawal Percentage and will not stop the indexed simple interest roll-up. However, the Non-Lifetime Withdrawal will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In addition, it will be subject to the CDSC provisions of the contract.
A Non-Lifetime Withdrawal will cause a reduction to four factors used to calculate the Lifetime Withdrawal Amount: (1) the Current Income Benefit Base; (2) the Original Income Benefit Base (resulting in the Adjusted Roll-up Income Benefit Base); (3) Subsequent purchase payments and Purchase Payment Credits applied before the Non-Lifetime Withdrawal; and (4) the Monthly Option Anniversary Contract Value during the Option Year prior to the Non-Lifetime Withdrawal. All four factors are reduced by a figure representing the proportional amount of the withdrawal, as follows:
Reduction to Current Income Benefit Base	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	Current Income Benefit Base prior to the Non-Lifetime Withdrawal
Contract Value prior to the Non-Lifetime Withdrawal

Reduction to Original Income Benefit Base	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	Original Income Benefit Base
Contract Value prior to the Non-Lifetime Withdrawal

Reduction to subsequent purchase payments and Purchase Payment Credits applied before the Non-Lifetime Withdrawal	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	Subsequent purchase payments and Purchase Payment Credits applied before the Non-Lifetime Withdrawal
Contract Value prior to the Non-Lifetime Withdrawal

Reduction to Monthly Option Anniversary Contract Value during the Option Year and prior to the Non-Lifetime Withdrawal	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	highest Monthly Option Anniversary Contract Value during the Option Year and prior to the Non-Lifetime Withdrawal
Contract Value prior to the Non-Lifetime Withdrawal
All Non-Lifetime Withdrawal requests must be made on a Nationwide form which is available by contacting the Service Center. If the Contract Owner requests a withdrawal without using the Nationwide form, the withdrawal request will be treated as a Lifetime Withdrawal request and will not be treated as a request for a Non-Lifetime Withdrawal.
A Non-Lifetime Withdrawal cannot be taken after the Contract Owner initiates the Lifetime Withdrawals.
Lifetime Withdrawals
At any time after the Nationwide Lifetime Income Capture option is elected, the Contract Owner may begin taking the lifetime income benefit by taking a Lifetime Withdrawal from the contract. Unless the Contract Owner requests a one-time Non-Lifetime Withdrawal, the first withdrawal under the contract constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code or is taken to pay advisory or investment management fees. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the Roll-up and Roll-up Value terminate and the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity or due to an automatic reset (both discussed later in this provision), submits additional purchase payments, or based upon the Attained Age Income Benefit Base calculation (discussed later in this provision). As long as the Nationwide Lifetime

Income Capture option is in effect, additional purchase payments submitted after the first Lifetime Withdrawal will increase the Current Income Benefit Base by the amount of the purchase payment.
Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal as indicated in the following table:
Contract Owner's Age (at time of first Lifetime Withdrawal)	45 through 59½	59½ through 64	65 through 74	75 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.00%	5.50%	6.00%
A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a Lifetime Withdrawal from the contract prior to age 81.
For contracts that elect the Joint Option for the Nationwide Lifetime Income Capture option, the Lifetime Withdrawal Percentages will be equal to or less than the Lifetime Withdrawal Percentages above (see Joint Option for the Nationwide Lifetime Income Capture Option).
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½. Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal, the Lifetime Withdrawal Percentage (which remains the same) is multiplied by the Current Income Benefit Base to determine the initial Lifetime Withdrawal Amount for that year.
On each Option Anniversary after the first Lifetime Withdrawal is taken, the Lifetime Withdrawal Percentage (which remains the same) is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Current Income Benefit Base will equal the greater of:
(1)	Current Income Benefit Base: the Current Income Benefit Base on the prior Option Anniversary, plus any purchase payments submitted and Purchase Payment Credits applied after the prior Option Anniversary, or
Note: The Current Income Benefit Base may change due to excess withdrawals, automatic resets, or election of a non-automatic reset opportunity (all discussed later in this provision). If the Non-Lifetime Withdrawal is taken in the same Option Year as the first Lifetime Withdrawal, then for the first Option Anniversary after the first Lifetime Withdrawal, the Current Income Benefit Base on the prior Option Anniversary will be proportionally reduced as described in the Non-Lifetime Withdrawal section;
(2)	Attained Age Income Benefit Base: determined based on the following formula:

Contract Value on the then current Option Anniversary prior to processing any purchase payments, Purchase Payment Credits, or withdrawals on that day	X	Attained Age Lifetime Withdrawal Percentage
Lifetime Withdrawal Percentage
The Attained Age Lifetime Withdrawal Percentage (which does not remain the same) is determined based on the age of the Contract Owner on the Option Anniversary as indicated in the following table:
Contract Owner's Age (on the Option Anniversary)	45 through 59½	59½ through 64	65 through 74	75 through 80	81 and older
Attained Age Lifetime Withdrawal Percentage	3.00%	4.00%	5.00%	5.50%	6.00%
For contracts that elect the Joint Option for the Nationwide Lifetime Income Capture option, the Attained Age Lifetime Withdrawal Percentages will be equal to or less than the Attained Age Lifetime Withdrawal Percentages above (see Joint Option for the Nationwide Lifetime Income Capture Option).

Contract Owners may cancel the attained age feature of the Nationwide Lifetime Income Capture option by cancelling the automatic reset feature discussed later in this section.
The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next Option Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner's death or annuitization (assuming the Current Income Benefit Base is not depleted and the option remains in force).
The Contract Owner can elect to set up Systematic Withdrawals or can request each withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Each year's Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year's Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Once the Contract Value falls to $0 (which could result from Contract Owner withdrawals, market performance, charges, or any combination thereof), the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option (the payment of Lifetime Withdrawals) the only income stream producing benefit remaining in the contract.
Impact of Withdrawals in Excess of the Lifetime Withdrawal Amount
The Contract Owner is permitted to withdraw Contract Value in excess of that year's Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the gross dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

Gross dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
The extent to which excess withdrawals negatively impact the overall benefit received under the Nationwide Lifetime Income Capture option depends on market conditions and other factors that are specific to each contract. Consult with an advisor to determine what is best based on the Contract Owner's individual financial situation and needs.
Note: If the Contract Value falls to $0 as a result of an excess withdrawal, the Current Income Benefit Base will be reduced to $0 and the contract will terminate.
RMD Privilege
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. This RMD privilege does not apply to beneficially owned contracts. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.

Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0 (which could result from Contract Owner withdrawals, market performance, charges, or any combination thereof), the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option (the payment of Lifetime Withdrawals) the only income stream producing benefit remaining in the contract.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. Prior to the first Lifetime Withdrawal, if on any Option Anniversary, the current Contract Value or the highest Monthly Option Anniversary Contract Value during the previous Option Year exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal the higher Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until the first Lifetime Withdrawal or until either the current charge or the list of permitted investment options associated with the Nationwide Lifetime Income Capture option changes. After the first Lifetime Withdrawal, on each Option Anniversary, the Current Income Benefit Base may be reset to the Attained Age Income Benefit Base, and this automatic reset will continue until either the current charge or the list of permitted investment options associated with the Nationwide Lifetime Income Capture option changes.
In the event the current charge or the list of permitted investment options of the Nationwide Lifetime Income Capture option changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each Option Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the Nationwide Lifetime Income Capture option; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner's election to reset the Current Income Benefit Base within 60 days after the Option Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same, the attained age feature (as described in the Lifetime Withdrawals section) will be cancelled, and the terms and conditions of the Nationwide Lifetime Income Capture option will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the Nationwide Lifetime Income Capture option by notifying Nationwide as to such election.
Settlement Options
When a Contract Owner's Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options. Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:
(1)	The Contract Owner can take Lifetime Withdrawals of the annual Lifetime Withdrawal Amount until the death of the Contract Owner;
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
The options above each result in a different amount ultimately received under the Nationwide Lifetime Income Capture option. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a qualified financial advisor to determine which option is best based on the Contract Owner's individual financial situation and needs.

The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period"). Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner is receiving Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will continue sending Systematic Withdrawals of the full amount of the Lifetime Withdrawal Amount to the Contract Owner. If the Contract Owner had requested Systematic Withdrawals of only a portion of the Lifetime Withdrawal Amount prior to the notice, Systematic Withdrawals will continue, but Nationwide will increase the Lifetime Withdrawals to the full amount of the Lifetime Withdrawal Amount.
If the Contract Owner is not taking Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will initiate Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual basis an amount equal to the Lifetime Withdrawal Amount. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, it will be irrevocable. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, the first payment of the Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment Date"). Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day). Nationwide will mail a check to the Contract Owner's address on record. The Contract Owner may contact the Service Center at any time to change the frequency of the Systematic Withdrawals.
Note: In any event, if the Contract Owner does not make an election within the Notification Period, Nationwide will send the Contract Owner the full amount of the Lifetime Withdrawal Amount to which he/she is entitled to each year. There may be tax consequences if Nationwide increases or initiates the Lifetime Withdrawals on behalf of a Contract Owner. Consult a qualified tax advisor.
Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the annual Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner's most recently calculated Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed below:
Contract Owner's Age*	Up to Age 70	71-75	76-80	81-85	86-90	91-95	96+
Annual Benefit Multiplier	5.5	4.5	3.5	2.5	2.0	1.5	1.0
*	As of the date the Age Based Lump Sum Option is elected.
For contracts that have elected the Joint Option for the Nationwide Lifetime Income Capture option, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier (which may result in a higher Annual Benefit Multiplier and a larger benefit under this option). If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Joint Option for the Nationwide Lifetime Income Capture option is elected). Once Nationwide receives the Contract Owner's election to take the Underwritten Lump Sum Settlement Option, Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner and returned to the Service Center within 30 days. Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner. If Nationwide does not receive the completed form within the 30-day period, Nationwide will pay the Contract Owner the amount that would be payable under the Age Based Lump Sum Settlement Option.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the Nationwide Lifetime Income Capture option will terminate.

Death of Determining Life
For contracts with no Joint Option, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
For contracts with the Joint Option, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the Nationwide Lifetime Income Capture option which had been received by the deceased spouse, for the remainder of the survivor's lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Feature.
Tax Treatment
Although the tax treatment for Lifetime Withdrawals under withdrawal benefits such as the Nationwide Lifetime Income Capture option is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
Automatic Termination of Nationwide Lifetime Income Capture Option
Withdrawals in excess of the Lifetime Withdrawal Amount that reduce the Current Income Benefit Base to $0 will automatically terminate the Nationwide Lifetime Income Capture option. If this option terminates, then Nationwide will no longer assess the fee associated with this option.
In addition, unless state law prohibits restrictions on assignments or Contract Owner changes, the Nationwide Lifetime Income Capture option will automatically terminate if the Contract Owner is changed or if the contract is assigned (including a collateral assignment), except as follows:
(1)	The new Contract Owner or assignee assumes full ownership of the contract and is essentially the same person (e.g., individual ownership is changed to ownership by a personal revocable trust, a change to the Contract Owner's spouse during the Contract Owner's lifetime, a change to a court appointed guardian representing the Contract Owner during the Contract Owner's lifetime, etc.);
(2)	Ownership of a contract issued as an IRA or Roth IRA is being changed from one custodian to another, from the determining life to a custodian, or from a custodian to the determining life;
(3)	The assignment is for the purpose of effectuating an exchange pursuant to Section 1035 under the Internal Revenue Code; or
(4)	The change is merely the removal of a Contract Owner where the contract is jointly owned.
Nationwide will provide notice to Contract Owners prior to processing a change in ownership or assignment that will automatically terminate the Nationwide Lifetime Income Capture option. Contract Owners contemplating changes to the ownership of their contract, including assignments, should contact their registered representative to determine how the changes impact the benefit associated with the Nationwide Lifetime Income Capture option.
Nationwide Lifetime Income Track Option
After the Contract Owner reaches age 59½ (or if the Joint Option is elected, both spouses reach age 59½) (the "Withdrawal Start Date"), the Nationwide Lifetime Income Track option provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking early or excess withdrawals and does not make certain assignments or Contract Owner changes. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be 85 or younger at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or Joint Annuitant has been elected, the determining life will be that of the younger Annuitant. The determining life may not be changed.
Availability
The Nationwide Lifetime Income Track option is available under the contract at the time of application. The Nationwide Lifetime Income Track option is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, if such contract becomes beneficially owned by the spouse of the Contract Owner, and the Joint Option for the Nationwide Lifetime Income Track option is elected, then the spouse may keep the Nationwide Lifetime Income Track option. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The Nationwide Lifetime Income Track option cannot be elected if the 7% Nationwide Lifetime Income Rider or Nationwide Lifetime Income Capture option is elected.
For contracts issued before January 13, 2014, or the date of state approval (whichever is later), the Nationwide Lifetime Income Track option will also be available for election for 90 days after the later of January 13, 2014, or the date of state approval. For contracts that elected the 7% Nationwide Lifetime Income Rider, election of the Nationwide Lifetime Income Track option is only available within the 90-day period if such election is prior to the first Lifetime Withdrawal. A prorated charge for the 7% Nationwide Lifetime Income Rider will be deducted upon its removal. Upon election of the Nationwide Lifetime Income Track option, you will lose any increase to the existing Current Income Benefit Base under the 7% Nationwide Lifetime Income Rider, and the Original Income Benefit Base for the Nationwide Lifetime Income Track option will be equal to the Contract Value of the contract on the date the Nationwide Lifetime Income Track option is elected. For contracts that previously elected the Joint Option for the 7% Nationwide Lifetime Income Rider, the Joint Option for the Nationwide Lifetime Income Track option must be elected. The Joint Option for the Nationwide Lifetime Income Track option is not available for election for contracts that did not previously elect the Joint Option. Age requirements for parties to the contract for the Nationwide Lifetime Income Track option and Joint Option for the Nationwide Lifetime Income Track option must be satisfied at the time of election. Contract Owners should consult a financial advisor before making an election.
Nationwide Lifetime Income Track Charge
In exchange for this lifetime withdrawal benefit, Nationwide will assess an annual charge not to exceed 1.50% of the Current Income Benefit Base. Currently, the charge for the Nationwide Lifetime Income Track option is 0.80% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner's election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.50% of the Current Income Benefit Base.
The charge will be assessed on each Option Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the Nationwide Lifetime Income Track option charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Nationwide Lifetime Income Track Investment Requirements
Election of the Nationwide Lifetime Income Track option requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. For the list of investment options available under the Nationwide Lifetime Income Track option, see Income Benefit Investment Options. Allocation requests to investment options other than those listed in the Income Benefit Investment Options section will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits).
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.

Subsequent Purchase Payments
Subsequent purchase payments are permitted under the Nationwide Lifetime Income Track option as long as the Contract Value is greater than $0. There may be instances where a subsequent purchase payment creates a financial risk that Nationwide is unwilling to bear. If this occurs, Nationwide may exercise its right to refuse subsequent purchase payments which total in aggregate $50,000 or more in any calendar year. The $50,000 threshold will take into consideration all contracts issued by Nationwide to a particular Contract Owner or using the same determining life. If Nationwide exercises this right to refuse a purchase payment, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received. Generally, Nationwide may invoke this right in times of economic instability. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment.
Determination of the Income Benefit Base Prior to the First Lifetime Withdrawal
Upon election of the Nationwide Lifetime Income Track option, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the Lifetime Withdrawal Amount.
The Current Income Benefit Base for the Nationwide Lifetime Income Track option will equal the highest Contract Value on any Option Anniversary (unless the Contract Owner cancels this automatic reset feature as described in Reset Opportunities) adjusted by the following:
(1)	Additional purchase payments submitted after the Nationwide Lifetime Income Track option is elected. Additional purchase payments will result in an immediate increase to the Current Income Benefit Base equal to the dollar amount of the additional purchase payment(s).
(2)	Early withdrawals, which are withdrawals taken from the contract prior to the Withdrawal Start Date. Early withdrawals will result in a decrease to the Current Income Benefit Base. The amount of that decrease will be the greater of (a) or (b), where:

(a)	=	the dollar amount of the early withdrawal; and
(b)	=	a figure representing the proportional amount of the early withdrawal. This amount is determined by the following formula:

Gross dollar amount of the early withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value
In situations where the Contract Value exceeds the existing Current Income Benefit Base, early withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, early withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
(3)	If requested, a one-time Non-Lifetime Withdrawal. A Non-Lifetime Withdrawal will result in a decrease to the Current Income Benefit Base. The amount of that decrease will be a figure representing the proportional amount of the Non-Lifetime Withdrawal. This amount is determined by the following formula:

Gross dollar amount of the Non-Lifetime Withdrawal	X	Current Income Benefit Base prior to the Non-Lifetime Withdrawal
Contract Value
If at any time prior to the first Lifetime Withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Nationwide Lifetime Income Track option provides for Lifetime Withdrawals, up to a certain amount each year (the Lifetime Withdrawal Amount), even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking early or excess withdrawals and does not make certain assignments or Contract Owner changes.

Non-Lifetime Withdrawal
After the later of the first Option Anniversary or the Withdrawal Start Date, the Contract Owner may request a one-time withdrawal ("Non-Lifetime Withdrawal") without initiating the lifetime income benefit under the Nationwide Lifetime Income Track option. The Non-Lifetime Withdrawal will not lock in the Lifetime Withdrawal Percentage. However, the Non-Lifetime Withdrawal will reduce the Current Income Benefit Base by the proportional amount of the withdrawal. In addition, it will be subject to the CDSC provisions of the contract. The proportional amount of the withdrawal is determined by the following formula:
Gross dollar amount of the Non-Lifetime Withdrawal	X	Current Income Benefit Base prior to the Non-Lifetime Withdrawal
Contract Value
All Non-Lifetime Withdrawal requests must be made on a Nationwide form which is available by contacting the Service Center. If the Contract Owner requests a withdrawal without using the Nationwide form, the withdrawal request will be treated as a Lifetime Withdrawal request and will not be treated as a request for a Non-Lifetime Withdrawal.
A Non-Lifetime Withdrawal cannot be taken after the Contract Owner initiates the Lifetime Withdrawals.
Lifetime Withdrawals
At any time after the Withdrawal Start Date, the Contract Owner may begin taking the lifetime income benefit by taking a withdrawal from the contract. Unless the Contract Owner requests a one-time Non-Lifetime Withdrawal, the first withdrawal after the Withdrawal Start Date constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code or is taken to pay advisory or investment management fees. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. As long as the Nationwide Lifetime Income Track option is in effect, additional purchase payments submitted after the first Lifetime Withdrawal will increase the Current Income Benefit Base by the amount of the purchase payment.
Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal as indicated in the following tables:
If the first Lifetime Withdrawal is taken prior to the fifth Option Anniversary:
Contract Owner's Age (at time of first Lifetime Withdrawal)	59½ through 64	65 through 74	75 through 80	81 and older
Lifetime Withdrawal Percentage	4.00%	4.50%	5.00%	5.50%
If the first Lifetime Withdrawal is taken on or after the fifth Option Anniversary:
Contract Owner's Age (at time of first Lifetime Withdrawal)	59½ through 64	65 through 74	75 through 80	81 and older
Lifetime Withdrawal Percentage	4.50%	5.00%	5.50%	6.00%
For contracts that elect the Joint Option for the Nationwide Lifetime Income Track option, the Lifetime Withdrawal Percentages will be equal to or less than the Lifetime Withdrawal Percentages above (see Joint Option for the Nationwide Lifetime Income Track Option).
A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a Lifetime Withdrawal from the contract prior the fifth Option Anniversary and prior to age 81. Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½. Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal and on each Option Anniversary thereafter, the Lifetime Withdrawal Percentage (which remains the same) is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next Option Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner's death or annuitization (assuming the Current Income Benefit Base is not depleted as a result of an excess withdrawal, and the option remains in force).
The Contract Owner can elect to set up Systematic Withdrawals or can request each withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Each year's Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year's Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Once the Contract Value falls to $0 (which could result from Contract Owner withdrawals, market performance, charges, or any combination thereof), the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option (the payment of Lifetime Withdrawals) the only income stream producing benefit remaining in the contract.
Impact of Withdrawals in Excess of the Lifetime Withdrawal Amount
After the Withdrawal Start Date, the Contract Owner is permitted to withdraw Contract Value in excess of the Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the gross dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

Gross dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
The extent to which excess withdrawals negatively impact the overall benefit received under the Nationwide Lifetime Income Track option depends on market conditions and other factors that are specific to each contract. Consult with an advisor to determine what is best based on the Contract Owner's individual financial situation and needs.
Note: If the Contract Value falls to $0 as a result of an excess withdrawal, the Current Income Benefit Base will be reduced to $0 and the contract will terminate.
RMD Privilege
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. This RMD privilege does not apply to beneficially owned contracts. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old as of the date of the request;

(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0 (which could result from Contract Owner withdrawals, market performance, charges, or any combination thereof), the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option (the payment of Lifetime Withdrawals) the only income stream producing benefit remaining in the contract.
Difference between Early Withdrawals and Excess Withdrawals
Early withdrawals and excess withdrawals vary in their impact on the Current Income Benefit Base.
Early withdrawals are taken before the Withdrawal Start Date and the entire amount of the early withdrawal is considered when calculating the reduction to the Current Income Benefit Base.
Excess withdrawals are taken after the Withdrawal Start Date, when the Contract Owner takes withdrawals in excess of the Lifetime Withdrawal Amount, and only the amount in excess of the Lifetime Withdrawal Amount is considered when calculating the reduction to the Current Income Benefit Base.
This means that early withdrawals will have a greater overall negative impact on the Current Income Benefit Base than excess withdrawals, because early withdrawals will impact the Current Income Benefit Base in their entirety, where excess withdrawals will only impact the Current Income Benefit Base by the amount of the withdrawal that was in excess of the Lifetime Withdrawal Amount.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any Option Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until the first Lifetime Withdrawal. After the first Lifetime Withdrawal, the automatic reset will continue until either the current charge or the list of permitted investment options associated with the Nationwide Lifetime Income Track option changes.
In the event the current charge or the list of permitted investment options of the Nationwide Lifetime Income Track option changes after the first Lifetime Withdrawal, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each Option Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the Nationwide Lifetime Income Track option; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner's election to reset the Current Income Benefit Base within 60 days after the Option Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the Nationwide Lifetime Income Track option will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the Nationwide Lifetime Income Track option by notifying Nationwide as to such election.
Settlement Options
When a Contract Owner's Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options. Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:

(1)	The Contract Owner can take Lifetime Withdrawals of the annual Lifetime Withdrawal Amount until the death of the Contract Owner (or, if the Joint Option is elected, until the death of the spouse);
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
The options above each result in a different amount ultimately received under the Nationwide Lifetime Income Track option. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a qualified financial advisor to determine which option is best based on the Contract Owner's individual financial situation and needs.
The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period"). Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner is receiving Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will continue sending Systematic Withdrawals of the full amount of the Lifetime Withdrawal Amount to the Contract Owner. If the Contract Owner had requested Systematic Withdrawals of only a portion of the Lifetime Withdrawal Amount prior to the notice, Systematic Withdrawals will continue, but Nationwide will increase the Lifetime Withdrawals to the full amount of the Lifetime Withdrawal Amount.
If the Contract Owner is not taking Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will initiate Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual basis an amount equal to the Lifetime Withdrawal Amount. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, it will be irrevocable. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, the first payment of the Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment Date"). Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day). Nationwide will mail a check to the Contract Owner's address on record. The Contract Owner may contact the Service Center at any time to change the frequency of the Systematic Withdrawals.
Note: In any event, if the Contract Owner does not make an election within the Notification Period, Nationwide will send the Contract Owner the full amount of the Lifetime Withdrawal Amount to which he/she is entitled to each year. There may be tax consequences if Nationwide increases or initiates the Lifetime Withdrawals on behalf of a Contract Owner. Consult a qualified tax advisor.
Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the annual Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner's most recently calculated Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed below:
Contract Owner's Age*	Up to Age 70	71-75	76-80	81-85	86-90	91-95	96+
Annual Benefit Multiplier	5.5	4.5	3.5	2.5	2.0	1.5	1.0
*	As of the date the Age Based Lump Sum Option is elected.
For contracts that have elected the Joint Option for the Nationwide Lifetime Income Track option, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier (which may result in a higher Annual Benefit Multiplier and a larger benefit under this option). If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking withdrawals of the Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Joint Option for the Nationwide Lifetime Income Track

option is elected). Once Nationwide receives the Contract Owner's election to take the Underwritten Lump Sum Settlement Option, Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner and returned to the Service Center within 30 days. Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner. If Nationwide does not receive the completed form within the 30-day period, Nationwide will pay the Contract Owner the amount that would be payable under the Age Based Lump Sum Settlement Option.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the Nationwide Lifetime Income Track option will terminate.
Death of Determining Life
For contracts with no Joint Option, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
For contracts with the Joint Option, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the Nationwide Lifetime Income Track option which had been received by the deceased spouse, for the remainder of the survivor's lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Feature.
Tax Treatment
Although the tax treatment for Lifetime Withdrawals under withdrawal benefits such as the Nationwide Lifetime Income Track option is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
Automatic Termination of Nationwide Lifetime Income Track Option
Early or excess withdrawals that reduce the Current Income Benefit Base to $0 will automatically terminate the Nationwide Lifetime Income Track option. If this option terminates, then Nationwide will no longer assess the fee associated with this option.
In addition, where permitted under state law, the Nationwide Lifetime Income Track option will automatically terminate if the Contract Owner is changed or if the contract is assigned (including a collateral assignment), except as follows:
(1)	The new Contract Owner or assignee assumes full ownership of the contract and is essentially the same person (e.g., individual ownership is changed to ownership by a personal revocable trust, a change to the Contract Owner's spouse during the Contract Owner's lifetime, a change to a court appointed guardian representing the Contract Owner during the Contract Owner's lifetime, etc.);
(2)	Ownership of a contract issued as an IRA or Roth IRA is being changed from one custodian to another, from the determining life to a custodian, or from a custodian to the determining life;
(3)	The assignment is for the purpose of effectuating an exchange pursuant to Section 1035 under the Internal Revenue Code; or
(4)	The change is merely the removal of a Contract Owner where the contract is jointly owned.
Nationwide will provide notice to Contract Owners prior to processing a change in ownership or assignment that will automatically terminate the Nationwide Lifetime Income Track option. Contract Owners contemplating changes to the ownership of their contract, including assignments, should contact their registered representative to determine how the changes impact the benefit associated with the Nationwide Lifetime Income Track option.

Joint Option for the 7% Nationwide Lifetime Income Rider (formerly the 7% Spousal Continuation Benefit)
At the time the 7% Nationwide Lifetime Income ("7% Nationwide L.inc") Rider is elected (at time of application), the Contract Owner may elect the Joint Option for the 7% Nationwide Lifetime Income Rider ("Joint Option") (not available for contracts issued as Charitable Remainder Trusts). The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 7% Nationwide L.inc Rider, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the 7% Nationwide L.inc Rider will be that of the younger spouse.
The charge for the Joint Option will not exceed 0.40% of the Current Income Benefit Base. For contracts issued on or after January 14, 2013, or the date of state approval (whichever is later), the charge for the Joint Option is 0.30% of the Current Income Benefit Base. For contracts issued before January 14, 2013, or the date of state approval (whichever is later), there is no charge for the Joint Option. If the Contract Owner elects the Joint Option, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the 7% Nationwide L.inc Rider as follows:
For contracts issued on or after January 14, 2013, or the date of state approval (whichever is later):
Contract Owner's Age (at time of first withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	3.75%	4.75%	5.75%
For contracts issued before January 14, 2013, or the date of state approval (whichever is later):
Contract Owner's Age (at time of first withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	3.50%	4.50%	5.50%
The Lifetime Withdrawal Percentage will be based on the age of the younger spouse as of the date of the first withdrawal from the contract.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be between 45 and 85 years old at the time of application;
(2)	Both spouses must be at least age 45 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Note: The Joint Option is distinct from the Spousal Protection Feature associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the 7% Nationwide L.inc Rider. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefit.
Marriage Termination
If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.

If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner's spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized;
(3)	after the first withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or
(4)	the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary is changed.
Additionally, in the situations described in (1), (3), and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.
Joint Option for the Nationwide Lifetime Income Capture Option
At the time the Nationwide Lifetime Income Capture option is elected, the Contract Owner may elect the Joint Option for the Nationwide Lifetime Income Capture option ("Joint Option"). The Joint Option is not available for contracts issued as Charitable Remainder Trusts. The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the Nationwide Lifetime Income Capture option, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section.
For contracts issued before January 13, 2014, or the date of state approval (whichever is later), the Joint Option for the Nationwide Lifetime Income Capture option will also be available for election for 90 days after the later of January 13, 2014, or the date of state approval, for contracts that previously elected the Joint Option for the 7% Nationwide Lifetime Income Rider. For contracts that previously elected the Joint Option for the 7% Nationwide Lifetime Income Rider, the Joint Option for the Nationwide Lifetime Income Capture option must be elected at the time of election of the Nationwide Lifetime Income Capture option. The Joint Option for the Nationwide Lifetime Income Capture option is not available for election for contracts that did not previously elect the Joint Option for the 7% Nationwide Lifetime Income Rider. If applicable, a prorated charge for the Joint Option for the 7% Nationwide Lifetime Income Rider will be deducted upon its removal. Age requirements for parties to the contract for the Nationwide Lifetime Income Capture option and Joint Option for the Nationwide Lifetime Income Capture option must be satisfied at the time of election.
The charge for the Joint Option will not exceed 0.40% of the Current Income Benefit Base. Currently, the charge for the Joint Option is 0.30% of the Current Income Benefit Base.
If the Contract Owner elects the Joint Option, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the Nationwide Lifetime Income Capture option as follows:
Contract Owner's Age (at time of first Lifetime Withdrawal)	45 through 59½	59½ through 64	65 through 74	75 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	3.75%	4.75%	5.25%	5.75%
If the Contract Owner elects the Joint Option, the Lifetime Withdrawal Percentage will be based on the age of the younger spouse as of the date of the first Lifetime Withdrawal from the contract.
If the Contract Owner elects the Joint Option, Nationwide will also reduce the Attained Age Lifetime Withdrawal Percentages associated with the Nationwide Lifetime Income Capture option as follows:
Contract Owner's Age (on the Option Anniversary)	45 through 59½	59½ through 64	65 through 74	75 through 80	81 and older
Attained Age Lifetime Withdrawal Percentage	3.00%	3.75%	4.75%	5.25%	5.75%
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be between 45 and 85 years old at the time of application;
(2)	Both spouses must be at least age 45 before either spouse is eligible to begin Lifetime Withdrawals. Note: the

Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Note: The Joint Option is distinct from the Spousal Protection Feature associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the Nationwide Lifetime Income Capture option. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefits.
Marriage Termination
If, prior to taking the first Lifetime Withdrawal, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. In addition, the reduction to the Lifetime Withdrawal Percentages will no longer apply and the Lifetime Withdrawal Percentages will be those that would have applied if the Joint Option had never been elected. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking the first Lifetime Withdrawal, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner's spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized;
(3)	after the first Lifetime Withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or
(4)	the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary is changed.
Additionally, in the situations described in (1), (3), and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.
Joint Option for the Nationwide Lifetime Income Track Option
At the time the Nationwide Lifetime Income Track option is elected (at time of application), the Contract Owner may elect the Joint Option for the Nationwide Lifetime Income Track option ("Joint Option"). The Joint Option is not available for contracts issued as Charitable Remainder Trusts. The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the Nationwide Lifetime Income Track option, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section.
For contracts issued before January 13, 2014, or the date of state approval (whichever is later), the Joint Option for the Nationwide Lifetime Income Track option will also be available for election for 90 days after the later of January 13, 2014, or the date of state approval, for contracts that previously elected the Joint Option for the 7% Nationwide Lifetime Income Rider. For contracts that previously elected the Joint Option for the 7% Nationwide Lifetime Income Rider, the Joint Option for the Nationwide Lifetime Income Track option must be elected at the time of election of the Nationwide Lifetime Income Track option. The Joint Option for the Nationwide Lifetime Income Track option is not available for election for contracts that did not previously elect the Joint Option for the 7% Nationwide Lifetime Income Rider. If applicable, a prorated charge for the Joint Option for the Joint Option for the 7% Nationwide Lifetime Income Rider will be deducted upon its removal. Age requirements for parties to the contract for the Nationwide Lifetime Income Track option and Joint Option for the Nationwide Lifetime Income Track option must be satisfied at the time of election.
The charge for the Joint Option will not exceed 0.40% of the Current Income Benefit Base. Currently, the charge for the Joint Option is 0.15% of the Current Income Benefit Base.
If the Contract Owner elects the Joint Option, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the Nationwide Lifetime Income Track option as follows:
If the first Lifetime Withdrawal is taken prior to the fifth Option Anniversary:
Contract Owner's Age (at time of first Lifetime Withdrawal)	59½ through 64	65 through 74	75 through 80	81 and older
Lifetime Withdrawal Percentage	3.75%	4.25%	4.75%	5.25%
If the first Lifetime Withdrawal is taken on or after the fifth Option Anniversary:
Contract Owner's Age (at time of first Lifetime Withdrawal)	59½ through 64	65 through 74	75 through 80	81 and older
Lifetime Withdrawal Percentage	4.25%	4.75%	5.25%	5.75%
If the Contract Owner elects the Joint Option, the Lifetime Withdrawal Percentage will be based on the age of the younger spouse as of the date of the first Lifetime Withdrawal from the contract.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be age 85 or younger at the time of application;
(2)	Both spouses must be at least age 59½ before either spouse is eligible to begin Lifetime Withdrawals;
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Note: The Joint Option is distinct from the Spousal Protection Feature associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the Nationwide Lifetime Income Track option. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefits.
Marriage Termination
If, prior to taking the first Lifetime Withdrawal, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. In addition, the reduction to the Lifetime Withdrawal Percentages will no longer apply and the Lifetime Withdrawal Percentages will be those that would have applied if the Joint Option had never been elected. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking the first Lifetime Withdrawal, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner's spouse (Co-Annuitant) dies before him/her;

(2)	the contract is annuitized;
(3)	after the first Lifetime Withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or
(4)	the Contract Owner, Annuitant, Co-Annuitant, and /or beneficiary is changed.
Additionally, in the situations described in (1), (3) and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.
Income Benefit Investment Options
Only certain investment options are available to Contract Owners that elect the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option. The investment options available under each optional living benefit are chosen by Nationwide based on each investment option's risk characteristics. The permitted investment options are more conservative than those that are not permitted. By electing an optional living benefit and accepting the limited menu of investment options, Contract Owners may be foregoing investment gains that could otherwise be realized by investing in riskier investment options that are not available under the optional living benefit. Only the investment options shown are available for election.
Note: Some of the investment options listed are funds of funds and/or funds that are designed to help reduce a Contract Owner's exposure to equity investments when equity markets are more volatile. Additionally, some of the indicated investment options may not be available to a particular Contract Owner due to the date the contract was issued. Refer to Appendix A: Underlying Mutual Funds for more information regarding investment option designations and availability.
7% Nationwide Lifetime Income Rider
•	Custom Portfolio Asset Rebalancing Service - Balanced
•	Custom Portfolio Asset Rebalancing Service - Conservative
•	Custom Portfolio Asset Rebalancing Service - Moderately Conservative
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
•	Static Asset Allocation Models - American Funds Option (33% American Funds NVIT Asset Allocation Fund, 33% American Funds NVIT Bond Fund and 34% American Funds NVIT Growth-Income Fund)
Nationwide Lifetime Income Capture Option
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
•	Static Asset Allocation Models - American Funds Option (33% American Funds NVIT Asset Allocation Fund, 33% American Funds NVIT Bond Fund and 34% American Funds NVIT Growth-Income Fund)

Nationwide Lifetime Income Track Option
•	Custom Portfolio Asset Rebalancing Service - Balanced
•	Custom Portfolio Asset Rebalancing Service - Capital Appreciation
•	Custom Portfolio Asset Rebalancing Service - Moderate
•	Custom Portfolio Asset Rebalancing Service - Moderately Conservative
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2
•	Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
•	Static Asset Allocation Models - American Funds Option (33% American Funds NVIT Asset Allocation Fund, 33% American Funds NVIT Bond Fund and 34% American Funds NVIT Growth-Income Fund)
Removal of Variable Account Charges
For certain optional benefits, a charge is assessed only for a specified period of time. To remove the charge, Nationwide systematically re-rates the contract. This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.
Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.
The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation. For example, on a contract where the only optional benefit elected is the Beneficiary Protector II Option, the Variable Account value will be calculated using unit values with Variable Account charges of 2.10%. After the benefit is paid, the charge associated with the Beneficiary Protector II Option will be removed. From that point on, the Variable Account value will be calculated using the unit values with Variable Account charges at 1.75%. Thus, the Beneficiary Protector II Option charge is no longer included in the daily Sub-Account valuation for the contract.
The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value. Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa. For example, Sub-Account X with charges of 2.10% will have a lower unit value than Sub-Account X with charges of 1.75% (higher expenses result in lower unit values). When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the Contract Value. In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the Contract Value before the re-rating.

Ownership and Interests in the Contract
Contract Owner
Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.
On the Annuitization Date, the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust. If the Contract Owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the Contract Owner after annuitization.
Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date. Any change of Contract Owner automatically revokes any prior Contract Owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.
Changes in ownership and contract assignments could have a negative impact on certain benefits under the contract, including the death benefit and the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, and Nationwide Lifetime Income Track option.
Joint Owner
Joint owners each own an undivided interest in the contract.
Non-Qualified Contract Owners can name a joint owner at any time before annuitization. However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners. Joint ownership is not permitted on contracts owned by a non-natural Contract Owner.
Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.
If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.
Contingent Owner
The contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.
If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.
The Contract Owner may name a contingent owner at any time before the Annuitization Date.
Annuitant
The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant.
The Contract Owner may not name a new Annuitant without Nationwide's consent.
Contingent Annuitant
If the Annuitant dies before the Annuitization Date, the contingent annuitant becomes the Annuitant. The contingent annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a contingent annuitant of greater age.

If a contingent annuitant is named, all provisions of the contract that are based on the Annuitant's death prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and contingent annuitant.
Only Non-Qualified Contract Owners may name a contingent annuitant.
Co-Annuitant
A Co-Annuitant, if named, must be the Annuitant's spouse. The Co-Annuitant must be named at the time of application and will receive the benefit of the Spousal Protection Feature, provided all of the requirements set forth in the Spousal Protection Feature section are met.
If either Co-Annuitant dies before the Annuitization Date, the surviving Co-Annuitant may continue the contract and will receive the benefit of the Spousal Protection Feature.
Joint Annuitant
The joint annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends. The joint annuitant is named at the time of annuitization.
Beneficiary and Contingent Beneficiary
The beneficiary is the person who is entitled to the death benefit if the Annuitant (and contingent annuitant, if applicable) dies before the Annuitization Date and there is no Joint Owner. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:
•	Contract Owner (Non-Qualified Contracts only);
•	Joint Owner (must be the Contract Owner's spouse);
•	Contingent Owner;
•	Annuitant (subject to Nationwide's underwriting and approval);
•	Contingent Annuitant (subject to Nationwide's underwriting and approval);
•	Joint Annuitant (must be the Contract Owner's spouse);
•	Co-Annuitant (must be the Annuitant's spouse);
•	beneficiary; or
•	contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.
Any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Nationwide may require a signature guarantee.
If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a contingent annuitant.
Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
Certain options and features under the contract have specific requirements as to who can be named as the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary in order to receive the benefit of the option or feature. Changes to the parties to the contract may result in the termination or loss of benefit of these options or features. Further, changes to the parties to the contract may result in the Contract Owner not receiving the benefit associated with an option while still continuing to pay any applicable charge for the option. Contract Owners contemplating changes to the parties to the contract should contact their registered representative to determine how the changes impact the options and features under the contract.
Operation of the Contract
Purchase Payment Credits
Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels.
When determining PPCs Nationwide will include the purchase payments in this contract, as well as the purchase payments of any other Nationwide annuity contract issued to an immediate family member within the 12 months before the purchase of this contract. Immediate family members include spouses, children, or other family members living within the Contract Owner's household. In order to be considered for PPCs, the Contract Owner must notify Nationwide in writing of all Nationwide annuity contracts owned by the Contract Owner or immediate family members.
Each time a Contract Owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit.
The formula used to determine the amount of the PPC is as follows:
(Cumulative Purchase Payments x PPC%) - PPCs Paid to Date = PPCs Payable
Cumulative Purchase Payments = the total of all purchase payments applied to the contract(s) eligible to receive a PPC, including the current deposit, minus any withdrawals.
PPC% = either 0.0%, 0.5%, or 1.0%, depending on the level of Cumulative Purchase Payments as follows:
If Cumulative Purchase Payments are	Then the PPC% is
$0 - $499,999	0.0%	(no PPC is payable)
$500,000 - $999,999	0.5%
$1,000,000 or more	1.0%
PPCs Paid to Date = the total PPCs that Nationwide has already applied to this contract.
PPCs Payable = the PPCs that Nationwide will apply to the contract as a result of the current deposit.
For example, on March 1, Ms. Z makes an initial deposit of $200,000 to her contract. Her contract is the only one eligible to receive PPCs. For this deposit, she does not receive a PPC since her Cumulative Purchase Payments are less than $500,000.
On April 1, Ms. Z applies additional purchase payments of $350,000. Cumulative Purchase Payments now equal $550,000. Nationwide will apply PPCs to Ms. Z's contract equal to $2,750, which is (0.5% x $550,000) - $0.
On May 1, Ms. Z takes a withdrawal of $150,000. Cumulative Purchase Payments now equal $400,000.
On June 1, Ms. Z applies additional purchase payments of $500,000. Cumulative Purchase Payments now equal $900,000. Nationwide will apply PPCs to Ms. Z's contract equal to $1,750, which is ($900,000 x 0.5%) - $2,750. At this point in time, a total of $4,500 in PPCs have been applied to Ms. Z's contract.
On July 1, Ms. Z applies additional purchase payments of $300,000. Cumulative Purchase Payments now equal $1,200,000. Nationwide will apply PPCs to Ms. Z's contract equal to $7,500, which is ($1,200,000 x 1.0%) - $4,500. At this point in time, a total of $12,000 in PPCs have been applied to Ms. Z's contract. For purposes of all benefits and taxes under these contracts, PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.
Recapture of Purchase Payment Credits
If the Contract Owner cancels the contract pursuant to the contractual free look provision, Nationwide will recapture all PPCs applied to the contract. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free look, Nationwide will recapture all PPCs, but under no circumstances will the amount returned to the Contract Owner be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide. All PPCs are fully vested after the end of the contractual free look period and are not subject to recapture.
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
Allocation of Purchase Payments
Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units.

Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
Determining the Contract Value
The Contract Value is the sum of the value of amounts (including any PPCs) allocated to the Sub-Accounts plus any amount held in the Fixed Account. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account and the Fixed Account based on current cash values.
Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner. The factor is equal to an annualized rate ranging from 1.75% to 2.75% of the Daily Net Assets, depending on which optional benefits the Contract Owner elects.
Note: The range shown above reflects only those Variable Account charges that are assessed daily as part of the daily Accumulation Unit calculation. It does not reflect the cost of other optional benefits that assess charges via the redemption of Accumulation Units.
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
Determining Fixed Account Value
Nationwide determines the value of the Fixed Account by:
(1)	adding all amounts allocated to the Fixed Account (including any Purchase Payment Credits applied to the contract), minus amounts previously transferred or withdrawn from the Fixed Account;
(2)	adding any interest earned on the amounts allocated to the Fixed Account; and
(3)	subtracting charges deducted in accordance with the contract.

Transfer Requests
Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center. Some benefits or features under the contract may limit the manner in which transfer requests can be submitted, as indicated in the respective provision. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.
Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received at the Service Center. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the Internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next Valuation Date after the exchange request is received at the Service Center (see Managers of Multiple Contracts).
Transfer Restrictions
Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A Contract Owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer investment in underlying mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.
Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful. If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.
Redemption Fees
Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 investment options in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two investment options will also count as one transfer event.

As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
Each January 1, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the Other Restrictions provision.
Managers of Multiple Contracts
Some investment advisors/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract advisors will generally be required by Nationwide to submit all transfer requests via U.S. mail.
Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisors, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract advisors to continue to submit transfer requests via the Internet or telephone. However, transfer requests submitted by multi-contract advisors via the Internet or telephone will not receive the next available Accumulation Unit value. Rather, they will receive the Accumulation Unit value that is calculated on the following Valuation Date. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract advisors will receive advance notice of being subject to the one-day delay program.
Other Restrictions
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and

(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Transfers Prior to Annuitization
Transfers from the Fixed Account
A Contract Owner may request to transfer allocations from the Fixed Account to the Sub-Accounts only upon reaching the end of a Fixed Account interest rate guarantee period. Fixed Account transfers must be made within 45 days after the end of the interest rate guarantee period.
Normally, Nationwide will permit 100% of the maturing Fixed Account allocations to be transferred. However, Nationwide may limit the amount that can be transferred from the Fixed Account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the Fixed Account interest rate guarantee period. The maximum transferable amount will never be less than 10% of the Fixed Account allocation reaching the end of a Fixed Account interest rate guarantee period.
Contract Owners who use Dollar Cost Averaging may transfer from the Fixed Account under the terms of that program.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Transfers from the Sub-Accounts
A Contract Owner may request to transfer allocations from the Sub-Accounts to the Fixed Account at any time.
Nationwide reserves the right to limit or refuse transfers to the Fixed Account. Generally, Nationwide will invoke this right when interest rates are low by historical standards.
Transfers Among the Sub-Accounts
A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.
Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer. For ease of administration, Nationwide will honor any free look cancellation that is received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Purchase Payment Credits applied to the contract, but under no circumstances will the amount returned be less than the purchase payments made to the contract.

Where state law requires the return of Contract Value for free look cancellations, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Purchase Payment Credits applied to the contract. The Contract Owner will retain any earnings attributable to the Purchase Payment Credits, but all losses attributable to the Purchase Payment Credits will be incurred by Nationwide.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information). Withdrawal requests may be submitted in writing or by telephone to the Service Center and Nationwide may require additional information. Requests submitted by telephone will be subject to dollar amount limitations and may be subject to payment and other restrictions to prevent fraud. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms for withdrawals. Nationwide reserves the right to remove the ability to submit requests by telephone upon written notice. Contact the Service Center for current limitations and restrictions. When taking a full surrender, Nationwide may require that the contract accompany the request. Nationwide may require a signature guarantee.
Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts and an amount from the Fixed Account. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
Partial withdrawals are subject to the CDSC provisions of the contract. If a CDSC is assessed, the Contract Owner may elect to have the CDSC deducted from either:
(a)	the amount requested; or
(b)	the Contract Value remaining after the Contract Owner has received the amount requested.
If the Contract Owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the Contract Owner.
The CDSC deducted is a percentage of the amount requested by the Contract Owner. Amounts deducted for CDSC are not subject to subsequent CDSC.

Partial Withdrawals to Pay Investment Advisory Fees
Some Contract Owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some Contract Owners authorize their investment advisor to take a partial withdrawal(s) from the contract in order to collect investment advisory fees. Withdrawals taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties. In addition, withdrawals taken from the contract to pay advisory or investment management fees may negatively impact the benefit associated with the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, and Nationwide Lifetime Income Track option.
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	Variable Account charges
•	underlying mutual fund charges
•	the investment performance of the underlying mutual funds
•	amounts allocated to the Fixed Account and any interest credited
•	charges associated with the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option and Joint Option (if elected)
•	Purchase Payment Credits, if applicable
•	a $30 Contract Maintenance Charge (this charge will be waived upon full surrender if the Contract Value is equal to or greater than $50,000 at the time of the full surrender or on any Contract Anniversary prior to the full surrender)
Except for a surrender made in accordance with the Enhanced Surrender Value for Terminal Illness provision, the CDSC-free withdrawal privilege does not apply to full surrenders of the contract. For purposes of the CDSC-free withdrawal privilege, a full surrender is:
•	multiple withdrawals taken within a Contract Year that deplete the entire Contract Value; or
•	any single net withdrawal of 90% or more of the Contract Value.
Enhanced Surrender Value for Terminal Illness
For contracts issued on or after September 8, 2014 or the date of state approval (whichever is later), Nationwide will pay the Contract Value plus any additional amount necessary to equal the standard death benefit or, if elected, an optional death benefit, if the Contract Owner/Annuitant (or Co-Annuitant, if applicable) is terminally ill and the Contract Owner fully surrenders the Contract after the first Contract Anniversary. There is no additional charge for this benefit and no CDSC will be deducted from the surrender proceeds.
Under this provision, no enhanced surrender value will be paid unless:
•	The same person is named as Owner and as Annuitant since Contract issuance, and
•	The Contract Owner or Co-Annuitant has been diagnosed by a physician to have a terminal illness and Nationwide receives and records an application, on a form satisfactory to Nationwide, containing a certification from that physician indicating such diagnosis.
Once the Contract Owner submits an approved application, the decision to surrender the contract and receive the enhanced surrender value is irrevocable.
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.

Assignment
Contracts other than Non-Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.
A Non-Qualified Contract Owner may assign some or all rights under the contract subject to Nationwide's consent. Additionally, Nationwide reserves the right to refuse to recognize assignments on a non-discriminatory basis. Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.
Where permitted under state law, an assignment or collateral assignment may negatively impact certain benefits under this contract, including the death benefit and the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, and Nationwide Lifetime Income Track option.
Contract Owner Services
Asset Rebalancing
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the Fixed Account. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program.
Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event.
Contract Owners should consult a financial advisor to discuss the use of Asset Rebalancing.
Nationwide reserves the right to stop establishing new Asset Rebalancing programs.
Dollar Cost Averaging
Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time. Dollar Cost Averaging involves the automatic transfer of a specific amount from the Fixed Account and/or certain Sub-Accounts into other Sub-Accounts. With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Contract Owners direct Nationwide to automatically transfer specified amounts from the Fixed Account and the following Sub-Account(s) (if available):
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
•	PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
to any other Sub-Account(s). Dollar Cost Averaging transfers may not be directed to the Fixed Account. Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the program is requested. Contract Owners that wish to utilize Dollar Cost Averaging should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Fixed Account or Sub-Account will remain allocated to the Fixed Account or Sub-Account, unless Nationwide is instructed otherwise. Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.

Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Enhanced Fixed Account Dollar Cost Averaging
Nationwide may, periodically, offer Dollar Cost Averaging programs with an enhanced interest rate referred to as "Enhanced Fixed Account Dollar Cost Averaging." Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from an enhanced rate Fixed Account into any Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging. Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the Fixed Account. Amounts allocated to the enhanced rate Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program earn a higher rate of interest than assets allocated to the standard Fixed Account. Each enhanced rate is guaranteed for as long as the corresponding program is in effect.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the enhanced rate Fixed Account according to future investment allocation instructions, unless directed otherwise. Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Dollar Cost Averaging for Living Benefits
Nationwide may periodically offer Dollar Cost Averaging programs with the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option referred to as "Dollar Cost Averaging for Living Benefits." Dollar Cost Averaging for Living Benefits involves the automatic transfer of a specific amount from the Fixed Account into another Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Account over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Only new purchase payments to the contract are eligible for Dollar Cost Averaging for Living Benefits. Only those investment options available with the elected option are available for use in Dollar Cost Averaging for Living Benefits. If a Contract Owner elected Custom Portfolio, Dollar Cost Averaging for Living Benefits transfers into the elected model will be allocated to the Sub-Accounts in the same percentages as the model allocations to those Sub-Accounts. Refer to the Income Benefit Investment Options provision for the investment options available for the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option.
Once a Dollar Cost Averaging for Living Benefits program has begun, no transfers among or between Sub-Accounts are permitted until the Dollar Cost Averaging for Living Benefits program is completed or terminated.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of a Dollar Cost Averaging for Living Benefits program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the Fixed Account according to future investment allocation instructions, unless directed otherwise. Dollar Cost Averaging for Living Benefits transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging for Living Benefits programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.

Fixed Account Interest Out Dollar Cost Averaging
Nationwide may, periodically, offer a Dollar Cost Averaging program that permits the transfer of interest earned on Fixed Account allocations referred to as "Fixed Account Interest Out Dollar Cost Averaging." Fixed Account Interest Out Dollar Cost Averaging involves the automatic transfer of the interest earned on Fixed Account allocations into any other Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Fixed Account Interest Out Dollar Cost Averaging transfers may not be directed to the Fixed Account.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will continue to process transfers until the Contract Owner instructs Nationwide in writing to stop the transfers. Fixed Account Interest Out Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Fixed Account Interest Out Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts and the Fixed Account proportionally unless Nationwide is instructed otherwise.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½ unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
A CDSC may apply to amounts taken through Systematic Withdrawals. If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of the amount available under the CDSC-free withdrawal privilege (see Contingent Deferred Sales Charge), and a given percentage of the Contract Value that is based on the Contract Owner's age, as shown in the following table:
Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
59½ through age 61	7%
62 through age 64	8%
65 through age 74	10%
75 and over	13%
The Contract Owner's age is determined as of the date the request for Systematic Withdrawals is recorded by the Service Center. For joint owners, the older joint owner's age will be used.
The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year. In any given Contract Year, any amount withdrawn in excess of the amount permitted under this program will be subject to the CDSC provisions (see Contingent Deferred Sales Charge).
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
Custom Portfolio Asset Rebalancing Service
For Contract Owners that have elected the 7% Nationwide Lifetime Income Rider or Nationwide Lifetime Income Track option, Nationwide makes available the Custom Portfolio Asset Rebalancing Service ("Custom Portfolio") at no extra charge. Custom Portfolio is an asset allocation program that Contract Owners can use to build their own customized portfolio of investments, subject to certain limitations. Asset allocation is the process of investing in different asset classes

(such as equity funds, fixed income funds, and money market funds) and may reduce the risk and volatility of investing. There are no guarantees that Custom Portfolio will result in a profit or protect against loss in a declining market.
Each model is comprised of different percentages of standardized asset categories designed to meet different investment goals, risk tolerances, and investment time horizons. The Contract Owner selects their model, then selects the specific Sub-Accounts (also classified according to standardized asset categories) and investment percentages within the model's parameters, enabling the Contract Owner to create their own unique "Custom Portfolio." Only one Custom Portfolio may be created and in effect at a time and the entire Variable Account Contract Value must participate in the model.
Note: Contract Owners should consult with a qualified investment advisor regarding the use of Custom Portfolio and to determine which model is appropriate for them.
Once the Contract Owner creates their Custom Portfolio, that Contract Owner's model is static. This means that the percentage allocated to each Sub-Account will not change over time, except for quarterly rebalancing, as described below. Note: Allocation percentages within a particular model may subsequently change, but any such changes will not apply to existing model participants; the changes will only apply to participants that elect the model after the change implementation date.
To participate in Custom Portfolio, eligible Contract Owners must submit the proper administrative form to the Service Center. While Custom Portfolio is elected, Contract Owners cannot participate in Asset Rebalancing.
Asset Allocation Models Available with Custom Portfolio
The following models are available with Custom Portfolio:
Conservative:	Designed for Contract Owners that are willing to accept very little risk but still want to see a small amount of growth.
Moderately Conservative:	Designed for Contract Owners that are willing to accept some market volatility in exchange for greater potential income and growth.
Balanced:	Designed for Contract Owners that are willing to accept some market volatility in exchange for potential long-term returns.
The specific Sub-Accounts available to comprise the equity and fixed income components of the models are contained in the election form, which is provided to Contract Owners at the time Custom Portfolio is elected. At that time, Contract Owners elect their model and the specific Sub-Accounts and percentages that will comprise their Custom Portfolio. The availability of some models may be restricted (see Income Benefit Investment Options).
Quarterly Rebalancing
At the end of each calendar quarter, Nationwide will reallocate the Sub-Account allocations so that the percentages allocated to each Sub-Account match the most recently provided percentages provided by the Contract Owner. If the end of a calendar quarter is a Saturday, Sunday, recognized holiday, or any other day that the New York Stock Exchange is closed, the quarterly rebalancing will occur on the next business day. Rebalancing will be priced using the unit value determined on the last Valuation Date of the calendar quarter. Each quarterly rebalancing is considered a transfer event. However, quarterly rebalancing transfers are not subject to short-term trading fees.
Changing Models or Underlying Mutual Fund Allocations
Contract Owners who have elected the 7% Nationwide Lifetime Income Rider or Nationwide Lifetime Income Track option may change the Sub-Account allocations within their elected model, percentages within their elected model and/or may change models and create a new Custom Portfolio within that new model. To implement one of these changes, Contract Owners must submit new allocation instructions to the Service Center in writing on Nationwide's administrative form. Any model and percentage changes will be subject to Short-Term Trading Fees and will count as a transfer event, as described in the Transfer Restrictions provision.
Nationwide reserves the right to limit the number of model changes a Contract Owner can make each year.
Terminating Participation in Custom Portfolio
Contract Owners can terminate participation in Custom Portfolio by submitting a written request to the Service Center. In order for the termination to be effective, the termination request must contain valid reallocation instructions that are in accordance with the terms and conditions of the the 7% Nationwide Lifetime Income Rider or Nationwide Lifetime Income Track option. Termination is effective on the date the termination request is received at the Service Center in good order.

Static Asset Allocation Model
For Contract Owners that have elected the 7% Nationwide Lifetime Income Rider or Nationwide Lifetime Income Track option, Nationwide makes available as a permitted investment option the following Static Asset Allocation Model(s): American Funds Option (33% NVIT - American Funds NVIT Asset Allocation Fund, 33% NVIT - American Funds NVIT Bond Fund, and 34% NVIT - American Funds NVIT Growth-Income Fund). For Contract Owners that have elected the Nationwide Lifetime Income Capture option, Nationwide makes available as a permitted investment option the following Static Asset Allocation Model(s): American Funds Managed Option (33% NVIT - American Funds NVIT Bond Fund, 33% NVIT - NVIT Managed American Funds Asset Allocation Fund, 34% NVIT - NVIT Managed American Funds Growth-Income Fund). The availability of some models may be restricted (see Income Benefit Investment Options).
A Static Asset Allocation Model is an allocation strategy comprised of two or more underlying mutual funds that together provide a unique allocation mix not available as a single underlying mutual fund. Contract Owners that elect a Static Asset Allocation Model directly own Sub-Account units of the underlying mutual funds that comprise the particular model. In other words, a Static Asset Allocation Model is not a portfolio of underlying mutual funds with one Accumulation Unit value, but rather, direct investment in a certain allocation of Sub-Accounts. There is no additional charge associated with investing in a Static Asset Allocation Model.
A Static Asset Allocation Model is just that: static. The allocations or "split" between one or more Sub-Accounts is not monitored and adjusted to reflect changing market conditions. However, a Contract Owner's investment in a Static Asset Allocation Model is rebalanced quarterly to ensure that the assets are allocated to the percentages in the same proportion that they were allocated at the time of election. The entire Contract Value must be allocated to the elected model.
With respect to transferring into and out of a Static Asset Allocation Model, the model is treated like a Sub-Account and is subject to the Transfers Prior to Annuitization provision. The Contract Owner may request to transfer from a model to a permitted Sub-Account. Each transfer into or out of a Static Asset Allocation Model is considered one transfer event.
For additional information about the underlying mutual funds that comprise a Static Asset Allocation Model, see Appendix A: Underlying Mutual Funds.
Death Benefit
Death of Contract Owner
If a Contract Owner (including a Joint Owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving Joint Owner becomes the Contract Owner. If there is no surviving Joint Owner, the Contingent Owner becomes the Contract Owner. If there is no surviving Contingent Owner, the beneficiary becomes the Contract Owner. If there are no surviving beneficiaries or contingent beneficiaries, the last surviving Contract Owner's estate becomes the Contract Owner.
A distribution of the Contract Value will be made in accordance with tax rules and as described in Appendix C: Contract Types and Tax Information. A CDSC may apply.
Death of Annuitant
If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

Death of Contract Owner/Annuitant
If a Contract Owner (including a Joint Owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the surviving Joint Owner. If there is no surviving Joint Owner, the death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary's proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
Any Contract Value not allocated to the Sub-Accounts will remain invested and will not be reallocated to the available money market Sub-Account.
Impact of Ownership Changes and Assignment on the Death Benefits
Where permitted under state law, if the Contract Owner is changed or if the contract is assigned (including a collateral assignment), the elected death benefit will be forfeited and replaced with a death benefit equal to the Contract Value on the date Nationwide receives proper proof of the Annuitant's death, an election specifying the distribution method, and any state required forms. Where prohibited by state law, or if any of the following situations apply, the death benefit forfeiture will not apply:
(1)	The new Contract Owner or assignee assumes full ownership of the contract and is essentially the same person (e.g., individual ownership is changed to ownership by a personal revocable trust, a change to the Contract Owner's spouse during the Contract Owner's lifetime, a change to a court appointed guardian representing the Contract Owner during the Contract Owner's lifetime, etc.);
(2)	Ownership of a contract issued as an IRA or Roth IRA is being changed from one custodian to another, from the determining life to a custodian, or from a custodian to the determining life;
(3)	The assignment is for the purpose of effectuating an exchange pursuant to Section 1035 under the Internal Revenue Code; or
(4)	The change is merely the removal of a Contract Owner where the contract is jointly owned.
Contract Owners contemplating changes to the ownership of their contract, including assignments, should contact their registered representative to determine how the changes impact the death benefit.

Death Benefit Calculations
An applicant may elect either the standard death benefit (Return of Premium) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
As indicated previously, the death benefit calculations discussed in this provision may not apply if the Contract Owner has been changed or the contract has been assigned.
The value of each component of the death benefit calculation will be determined as of the date of the Annuitant's death, except for the Contract Value component, which will be determined as of the date Nationwide receives:
(1)	proper proof of the Annuitant's death;
(2)	an election specifying the distribution method; and
(3)	any state required form(s).
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply.
Standard Death Benefit (Return of Premium)
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greater of:
(1)	the Contract Value; or
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greater of:
(1) the Contract Value; or
(2) the total of all purchase payments, less an adjustment for amounts withdrawn.
B	=	the Contract Value; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The standard death benefit (Return of Premium) also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Year Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit Option. The One-Year Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option.

If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
		(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The One-Year Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Month Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.35% of the Daily Net Assets, an applicant can elect the One-Month Enhanced Death Benefit Option. The One-Month Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
		(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The One-Month Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Combination Enhanced Death Benefit III Option
For contracts issued on or after January 12, 2015, or the date of state approval (whichever is later), for an additional charge at an annualized rate of 0.65% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit III Option. The Combination Enhanced Death Benefit III Option is only available for contracts with Annuitants age 70 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
1.	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
2.	the total of all purchase payments, less an adjustment for amounts withdrawn;
3.	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
4.	the interest anniversary value.
The interest anniversary value is equal to purchase payments, accumulated at the Interest Anniversary Rate until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. Currently, the Interest Anniversary Rate is 5%.  Nationwide reserves the right to change the Interest Anniversary Rate at any time; however, Nationwide will not change the Interest Anniversary Rate for contracts once issued. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If the Fixed Account allocation is greater than 30% of the Contract Value on any Contract Anniversary solely due to Contract Owner actions, including: the application of additional purchase payments, additional withdrawals, transfers among investment options, or a combination of such actions, then for purposes of calculating the interest anniversary value, 0% will accrue for that year. If, however, the 30% threshold is reached due to a combination of market performance and Contract Owner actions, and would not have been reached but for the market performance, interest will continue to accrue at the Interest Anniversary Rate.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
		(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
		(4)	The interest anniversary value.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The Combination Enhanced Death Benefit III Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Combination Enhanced Death Benefit Option
For contracts issued on or after January 13, 2014, or the date of state approval (whichever is later), for an additional charge at an annualized rate of 0.65% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit Option. For contracts issued before January 13, 2014, or the date of state approval (whichever is later), the additional charge for the Combination Enhanced Death Benefit Option is an annualized rate of 0.45% of the Daily Net Assets. The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option. The Combination Enhanced Death Benefit Option is only available until January 11, 2015, or the date of state approval of the Combination Enhanced Death Benefit III Option (whichever is later).
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the interest anniversary value.
The interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.

Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
For contracts issued on or after August 12, 2013, or the date of state approval (whichever is later), if the Fixed Account allocation is greater than 30% of the Contract Value on any Contract Anniversary solely due to Contract Owner actions, including: the application of additional purchase payments, additional withdrawals, transfers among investment options, or a combination of such actions, then for purposes of calculating the interest anniversary value, 0% will accrue for that year. If, however, the 30% threshold is reached due to a combination of market performance and Contract Owner actions, and would not have been reached but for the market performance, interest will continue to accrue at 5%.
For contracts issued prior to August 12, 2013, or the date of state approval (whichever is later), if, after the first Contract Anniversary, the Fixed Account allocation becomes greater than 30% of the Contract Value solely due to the application of additional purchase payments, additional withdrawals, or transfers among investment options, then for purposes of calculating the interest anniversary value, 0% will accrue for that year. If, however, the 30% threshold is reached due to a combination of market performance and Contract Owner actions, and would not have been reached but for the market performance, interest will continue to accrue at 5%.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
		(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
		(4)	the interest anniversary value.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The Combination Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Spousal Protection Feature
The standard death benefit and all of the death benefit options include a Spousal Protection Feature at no additional charge. The Spousal Protection Feature is not available for contracts issued as Charitable Remainder Trusts. The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, provided the conditions described below are satisfied:
(1)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(2)	The spouses must be Co-Annuitants;

(3)	Both spouses must be age 85 or younger at the time the contract is issued; however, if a death benefit option is elected, both spouses must meet the age requirements for the respective death benefit option at the time of application;
(4)	Both spouses must be named as beneficiaries;
(5)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary;
(6)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for an IRA or Roth IRA contract, this person must be the Contract Owner); and
(7)	If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate.
If a Co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner. Additionally, if the death benefit value is higher than the Contract Value at the time of the first Co-Annuitant's death, Nationwide will adjust the Contract Value to equal the death benefit value. The surviving Co-Annuitant may then name a new beneficiary but may not name another Co-Annuitant.
If the marriage of the Co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Feature terminates and the Contract Owner is not permitted to cover a subsequent spouse.
The Spousal Protection Feature may not apply if certain changes to the parties or assignments are made to the contract. Contract Owners contemplating changes to the parties to the contract, including assignments, should contact their registered representative to determine how the changes impact the Spousal Protection Feature.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Feature.
Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90.
The Contract Owner may change the Annuity Commencement Date before annuitization. This change must be submitted in writing to the Service Center and approved by Nationwide. The Annuity Commencement Date may not be later than the first day of the first calendar month after the Annuitant's 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint annuitants) unless approved by Nationwide.
Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.
Annuity Commencement Date and the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, and Nationwide Lifetime Income Track option
If the Contract Owner elected the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option, Nationwide will, approximately three months before the Annuity Commencement Date, notify the Contract Owner of the impending Annuity Commencement Date and give the Contract Owner the opportunity to defer the Annuity Commencement Date in order to preserve the benefit associated with the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, and Nationwide Lifetime Income Track option.

Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin. If the Contract Owner has elected the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option, an election to begin annuity payments will terminate all benefits, conditions, guarantees, and charges associated with the elected option.
In addition, any optional death benefit that the Contract Owner elects will automatically terminate upon annuitization.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix C: Contract Types and Tax Information).
On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.
Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
The Custom Portfolio Asset Rebalancing Service and the Static Asset Allocation Models are not available after annuitization.
Any allocations in the Fixed Account that are to be annuitized as a variable payment annuity must be transferred to one or more Sub-Accounts prior to the Annuitization Date. There are no restrictions on Fixed Account transfers made in anticipation of annuitization.
Any allocations in the Sub-Accounts that are to be annuitized as a fixed payment annuity must be transferred to the Fixed Account prior to the Annuitization Date. Short-term trading fees do not apply to transfers made in anticipation of annuitization.
Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Funds.
First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
•	the portion of purchase payments allocated to provide variable annuity payments;
•	the Variable Account value on the Annuitization Date;

•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;
•	the frequency of annuity payments;
•	the Annuitization Date;
•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and
•	the date the contract was issued.
Assumed Investment Return
An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.
Subsequent Variable Annuity Payments
Variable annuity payments after the first will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.
The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date. This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.
The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one Sub-Account to another. After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.
Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the assumed investment return.
Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:
(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then
(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.
The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges, which is equal to 1.75% of the Daily Net Assets.

Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.
Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
If the net amount to be annuitized is less than $2,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint annuitant's age, if applicable) or requirements under the Internal Revenue Code.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply. If the Contract Owner is permitted to submit purchase payments in excess of $1,000,000, additional restrictions apply, as follows.
Annuity Payment Options for Contracts with Total Purchase Payments and Contract Value Annuitized Less Than or Equal to $2,000,000
If, at the Annuitization Date, the total of all purchase payments made to the contract and the Contract Value annuitized is less than or equal to $2,000,000, the annuity payment options available are:
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.

Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint annuitant. After the death of either the Annuitant or joint annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
Annuity Payment Options for Contracts with Total Purchase Payments and/or Contract Value Annuitized Greater Than $2,000,000
If, at the Annuitization Date, the total of all purchase payments made to the contract and/or the Contract Value to be annuitized is greater than $2,000,000, Nationwide may limit the annuity payment option to the longer of:
(1)	a Fixed Life Annuity with a 20 Year Term Certain; or
(2)	a Fixed Life Annuity with a Term Certain to Age 95.
Annuitization of Amounts Greater than $5,000,000
Additionally, Nationwide may limit the amount that may be annuitized on a single life to $5,000,000. If the total amount to be annuitized is greater than $5,000,000 under this contract and/or for all Nationwide issued annuity contracts with the same Annuitant, the Contract Owner must:
(1)	reduce the amount to be annuitized to $5,000,000 or less by taking a partial withdrawal from the contract;
(2)	reduce the amount to be annuitized to $5,000,000 or less by exchanging the portion of the Contract Value in excess of $5,000,000 to another annuity contract; or
(3)	annuitize the portion of the Contract Value in excess of $5,000,000 under an annuity payment option with a term certain, if available.
Statements and Reports
Nationwide will mail Contract Owners statements and reports. Therefore, Contract Owners should promptly notify the Service Center of any address change.
These mailings will contain:
•	statements showing the contract's quarterly activity;
•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and
•	semi-annual and annual reports of allocated underlying mutual funds.

Contract Owners can receive information from Nationwide faster and reduce the amount of mail received by signing up for Nationwide's eDelivery program. Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to: www.nationwide.com/login.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. The Company's legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates. These matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted. Regulatory proceedings could also affect the outcome of one or more of the Company's litigation matters. Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs' claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company's condensed consolidated financial position. Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company's condensed consolidated financial position or results of operations in a particular quarter or annual period.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Federal Reserve Bank and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. The financial services industry has been the subject of increasing scrutiny in connection with a broad spectrum of regulatory issues; with respect to all such scrutiny directed at the Company and/or its affiliates, the Company is cooperating with regulators. The Company will cooperate with Nationwide Mutual Insurance Company (NMIC) insofar as any inquiry, examination or investigation encompasses NMIC's operations.
On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On November 18, 2009, the plaintiffs filed a sixth amended complaint amending the list of named plaintiffs and claiming to represent a class of qualified retirement plan trustees under the Employee Retirement Income Security Act of 1974 (ERISA) that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks damages in an amount equivalent to some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys fees. On November 6, 2009, the Court granted the plaintiffs motion for class certification. On October 21, 2010, the District Court dismissed NFS from the lawsuit. On February 6, 2012, the Second Circuit Court of Appeals vacated the November 6, 2009 order granting class certification and remanded the case back to the District Court for further consideration. On September 6, 2013, the District Court granted the plaintiffs motion for class certification. On December 11, 2014, the plaintiffs filed a 7th Amended Complaint adding another sub class of defendants that held trust platform products. On December 11, 2014, plaintiff filed a motion for preliminary approval of settlement. On January 5, 2015, the Court signed the Order Preliminarily Approving Settlement and Approving Form and Manner of Notice. On March 31, 2015, the Court held a Fairness Hearing and proposed a few changes to the Final Order that Nationwide has taken under consideration. NFS has made adequate provision for all probable and reasonably estimable losses associated with this settlement.
Nationwide Investment Services Corporation
The general distributor, NISC, is not engaged in any litigation of any material nature.
Contents of Statement of Additional Information
General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Advertising
Annuity Payments
Condensed Financial Information
Financial Statements
Investment Company Act of 1940 Registration File No. 811-03330
Securities Act of 1933 Registration File No. 333-177581

Appendix A: Underlying Mutual Funds
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
STTF:	The underlying mutual fund assesses (or reserves the right to assess) a short-term trading fee (see Short-Term Trading Fees).
FF:	The underlying mutual fund primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
VOL:	This underlying mutual fund uses a volatility management strategy to reduce a Contract Owner's exposure to equity investments when equity markets are volatile which may limit investment losses in a down market. However, use of such a strategy may also limit the growth of Contract Value. For contracts with a living benefit option elected, since the benefit base of a living benefit option is not decreased as a result of negative market performance, allocation to this type of investment option may provide little or no additional benefit. For contracts without a living benefit option elected, allocation to this type of investment option may result in foregone investment gains that could otherwise be realized by investing in riskier investment options.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B (formerly, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B)

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Maximize total return consistent with the Adviser's determination of reasonable risk.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B (formerly, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B)
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term total return using a strategy that seeks to protect against U.S. inflation.
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2

This underlying mutual fund is only available in contracts for which good order applications were received before July 14, 2014
Investment Advisor:	Capital Research and Management Company
Sub-advisor:	Milliman Financial Risk Management LLC
Investment Objective:	To provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.
Designation: VOL
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	To seek long-term total return and current income.
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Seeks high total investment return.

BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Financial Management, Inc.
Investment Objective:	The Fund seeks to maximize total return, consistent with income generation and prudent investment management.
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	To maximize total return, consistent with income generation and prudent investment management.
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class
Investment Advisor:	Delaware Management Company, Inc.
Investment Objective:	The fund seeks capital appreciation.
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	The fund seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400® Index (S&P 400 Index).
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P SmallCap 600 Index®.
Dreyfus Stock Index Fund, Inc.: Service Shares

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P 500.
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	Long-term capital growth consistent with the preservation of capital.
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund
Investment Advisor:	Eaton Vance Management
Investment Objective:	The fund seeks to provide a high level of current income.
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	Capital appreciation.
Designation: STTF
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Reasonable income.
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	Fidelity Investments Money Management, Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income.
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Long-term capital growth.
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2
Investment Advisor:	Franklin Templeton Services, LLC
Investment Objective:	Capital appreciation with income as a secondary goal.
Designation: FF
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Maximum income while maintaining prospects for capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Franklin Advisory Services, LLC
Investment Objective:	Long-term total return.
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	High current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares (formerly, Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares)
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks to achieve investment results that approximate the performance of the GS Global Markets Navigator Index (the "Index").

Guggenheim Variable Fund - Multi-Hedge Strategies
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation consistent with the return and risk characteristics of the hedge fund universe and, secondarily, to achieve these returns with low correlation to and less volatility than equity indices.
Huntington VA Funds - Huntington VA Situs Fund

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	Huntington Asset Advisors, Inc.
Investment Objective:	Seeks long-term capital appreciation.
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Ivy Funds Variable Insurance Portfolios - Asset Strategy
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide total return.
Ivy Funds Variable Insurance Portfolios - High Income
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide total return through a combination of high current income and capital appreciation.
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Janus Aspen Series - Flexible Bond Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Maximum total return, consistent with preservation of capital.
Janus Aspen Series - Forty Portfolio: Service Shares

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2014
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Global Technology Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Overseas Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
Investment Advisor:	Lazard Asset Management LLC
Investment Objective:	Long-term capital appreciation.
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	The fund's investment objective is to seek capital appreciation. MFS normally invests the fund's assets primarily in foreign equity securities, including emerging market equity securities.

Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
Designation: FF
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund seeks to maximize an investors level of current income and preserve the investor's capital.
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation through stocks.
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation principally through investment in stocks.
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund seeks to achieve long-term growth of capital and income.
Designation: FF
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund's investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks, and convertible securities.
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	LWI Financial Inc.
Investment Objective:	Seeks primarily to provide growth of capital, and secondarily current income.
Designation: FF
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	LWI Financial Inc.
Investment Objective:	Seeks a high level of total return consistent with a moderate level of risk.
Designation: FF
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC
Investment Objective:	The Fund seeks long-term total return by investing primarily in securities of companies that meet the fund's financial criteria and social policy.
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks growth primarily and investment income secondarily.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Fixed Income LLC
Investment Objective:	The Fund seeks long-term total return consistent with reasonable risk.
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	The Boston Company Asset Management, LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high level of income as is consistent with the preserving of capital.
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the MSCI, Inc. Europe, Australasia and Far East Index ("MSCI EAFE Index") as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Balanced Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Capital Appreciation Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Conservative Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks growth primarily and investment income secondarily.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Aggressive Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	The Boston Company Asset Management, LLC
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks to provide a high total return (including income and capital gains) consistent with preservation of capital over the long term.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks to achieve long-term growth of capital and income.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.

Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Logan Circle Partners, L.P.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Dimensional Fund Advisors LP; JPMorgan Investment Management Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Pyramis Global Advisors LLC; and Winslow Capital Management, LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Wellington Management Company, LLP; The Boston Company Asset Management, LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Thompson, Siegel & Walmsley LLC; WEDGE Capital Management L.L.P.
Investment Objective:	The fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	OppenheimerFunds, Inc.; Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Epoch Investment Partners, Inc.; JPMorgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Morgan Stanley Investment Management Inc; Neuberger Berman Management LLC.; OppenheimerFunds, Inc.; Putnam Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	HighMark Capital Management, Inc.
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Brookfield Investment Management, Inc.
Investment Objective:	The Fund seeks current income and long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Russell 2000® Index.
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Templeton Investment Counsel, LLC
Investment Objective:	The Fund seeks to maximize total return consisting of capital appreciation and/or current income.
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman, Inc.
Investment Objective:	Seeks to provide income and capital appreciation with less volatility than the fixed income and equity markets.
Designation: FF, VOL
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman, Inc.
Investment Objective:	Seeks capital appreciation with less volatility than the equity markets.
Designation: FF, VOL
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman, Inc.
Investment Objective:	Seeks capital appreciation with less volatility than the equity markets.
Designation: FF, VOL
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.

PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Sub-advisor:	Research Affiliates
Investment Objective:	The fund seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Designation: FF
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	Seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	Long-term capital appreciation.
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Both capital appreciation and current income.
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management Inc.
Investment Objective:	The Fund seeks long-term capital appreciation

Appendix B: Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 1.75%) and contracts with the most expensive combination of allowable optional benefits as of December 31, 2014 (the maximum Variable Account charge of 2.75%). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. To obtain a copy of the Condensed Financial Information for any other Variable Account expense tier, contact the Service Center and request a copy of the Statement of Additional Information, which is available free of charge.
The following Sub-Accounts were added to the Variable Account after December 31, 2014; therefore, no Condensed Financial Information is available:
•	BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III
•	BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III
•	BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III
•	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
•	Janus Aspen Series - Flexible Bond Portfolio: Service Shares
•	Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II
•	The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2014	11.133083	11.398410	2.38%	59,005
2013	10.123337	11.133083	9.97%	21,020
2012*	10.000000	10.123337	1.23%	911
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	31.459395	33.673966	7.04%	35,050
2013	23.263995	31.459395	35.23%	17,753
2012	19.987746	23.263995	16.39%	1,966
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	13.017171	13.211386	1.49%	262,431
2013	14.476590	13.017171	-10.08%	171,702
2012	13.721610	14.476590	5.50%	43,906
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2014	19.866235	22.688162	14.20%	69,166
2013	15.565748	19.866235	27.63%	38,079
2012	13.631589	15.565748	14.19%	13,815
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2014	11.979930	12.112638	1.11%	11,681,892
2013	10.112232	11.979930	18.47%	6,149,755
2012*	10.000000	10.112232	1.12%	249,351
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	14.923860	14.945997	0.15%	460,855
2013	13.275810	14.923860	12.41%	209,923
2012	12.288096	13.275810	8.04%	44,931

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2014	12.197325	12.657171	3.77%	58,141
2013*	10.000000	12.197325	21.97%	9,725
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.856344	8.56%	32,663
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	32.186213	33.242517	3.28%	8,351
2013	23.280544	32.186213	38.25%	9,300
2012	20.473298	23.280544	13.71%	4,286
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2014	21.674639	24.085928	11.12%	14,091
2013	16.749922	21.674639	29.40%	17,465
2012	14.764267	16.749922	13.45%	6,795
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2014	20.520863	21.739768	5.94%	41,099
2013	17.286242	20.520863	18.71%	31,335
2012	15.975323	17.286242	8.21%	17,360
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014	10.041128	9.921864	-1.19%	51,366
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2014	14.451944	14.796984	2.39%	471,479
2013	12.994518	14.451944	11.22%	329,243
2012	11.853500	12.994518	9.63%	99,513
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2014	14.929274	15.342047	2.76%	66,470
2013	13.140604	14.929274	13.61%	32,389
2012	11.829064	13.140604	11.09%	1,986
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2014	15.557219	16.009966	2.91%	17,833
2013	13.042099	15.557219	19.28%	3,107
2012	11.525200	13.042099	13.16%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2014	19.465593	16.683154	-14.29%	46,114
2013	15.958849	19.465593	21.97%	7,768
2012	15.509505	15.958849	2.90%	1,633
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2014	21.018038	22.401267	6.58%	193,486
2013	16.735236	21.018038	25.59%	121,692
2012	14.552109	16.735236	15.00%	14,766

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2014	22.094915	24.098990	9.07%	227,801
2013	16.535427	22.094915	33.62%	105,045
2012	14.711717	16.535427	12.40%	19,900
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2014	13.158621	13.654647	3.77%	309,146
2013	13.675795	13.158621	-3.78%	174,376
2012	13.181320	13.675795	3.75%	42,746
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2014	34.432944	35.870883	4.18%	82,989
2013	25.793803	34.432944	33.49%	53,346
2012	22.916990	25.793803	12.55%	13,166
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	12.155342	12.282750	1.05%	201,958
2013	9.995709	12.155342	21.61%	67,396
2012	8.821565	9.995709	13.31%	33,334
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	14.355460	14.755268	2.79%	578,743
2013	12.823360	14.355460	11.95%	199,448
2012	11.586341	12.823360	10.68%	11,113
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2014	31.877872	31.498756	-1.19%	5,359
2013	23.815169	31.877872	33.86%	5,731
2012	20.475326	23.815169	16.31%	3,748
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2014	9.724029	9.728973	0.05%	232,323
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	11.372017	11.613836	2.13%	18,498
2013	10.191846	11.372017	11.58%	11,625
2012*	10.000000	10.191846	1.92%	1,211
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.878324	10.157686	2.83%	25,167
2013*	10.000000	9.878324	-1.22%	1,474
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2014	12.116632	11.108515	-8.32%	20,183
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2014	17.149472	16.501542	-3.78%	47,898
2013	13.231297	17.149472	29.61%	27,125
2012	10.982532	13.231297	20.48%	2,637

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2014	12.531340	12.825380	2.35%	39,027
2013	9.928417	12.531340	26.22%	19,247
2012*	10.000000	9.928417	-0.72%	5,079
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	16.571392	15.424075	-6.92%	379,679
2013	13.478931	16.571392	22.94%	147,929
2012	11.512000	13.478931	17.09%	24,438
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	11.705933	11.720147	0.12%	198,843
2013	10.782323	11.705933	8.57%	166,056
2012*	10.000000	10.782323	7.82%	15,836
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	12.814288	13.580801	5.98%	151,443
2013	10.037435	12.814288	27.66%	95,931
2012*	10.000000	10.037435	0.37%	21,636
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	26.956617	28.727558	6.57%	48,930
2013	20.962185	26.956617	28.60%	40,601
2012	17.226388	20.962185	21.69%	20,317
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	13.208445	14.190371	7.43%	46,886
2013	9.929462	13.208445	33.02%	9,703
2012*	10.000000	9.929462	-0.71%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	33.130857	28.611695	-13.64%	8,493
2013	29.506835	33.130857	12.28%	1,976
2012	26.536056	29.506835	11.20%	153
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014	9.812785	9.193954	-6.31%	26,132
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	14.148077	12.858653	-9.11%	87,410
2013	10.196918	14.148077	38.75%	62,384
2012*	10.000000	10.196918	1.97%	3,730
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	24.900646	26.960908	8.27%	108,969
2013	18.690785	24.900646	33.22%	79,109
2012	16.417040	18.690785	13.85%	8,236

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	14.772760	14.678641	-0.64%	247,690
2013	11.780323	14.772760	25.40%	147,725
2012	10.342861	11.780323	13.90%	18,832
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	12.866247	14.036894	9.10%	78,705
2013	10.119285	12.866247	27.15%	47,006
2012	9.052463	10.119285	11.78%	10,564
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2014	19.805247	21.978136	10.97%	87,999
2013	15.309114	19.805247	29.37%	29,753
2012	13.615559	15.309114	12.44%	6,743
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	13.679983	14.111333	3.15%	5,881,836
2013	11.293817	13.679983	21.13%	3,481,300
2012	9.934130	11.293817	13.69%	909,005
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	10.979648	11.324564	3.14%	6,360,060
2013	11.470453	10.979648	-4.28%	3,812,794
2012	11.122824	11.470453	3.13%	890,956
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	14.917365	14.925333	0.05%	269,385
2013	11.802543	14.917365	26.39%	151,714
2012	9.839907	11.802543	19.95%	17,354
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	13.442503	14.272660	6.18%	523,620
2013	10.556109	13.442503	27.34%	279,582
2012	9.151941	10.556109	15.34%	42,898
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	12.020395	13.017917	8.30%	6,280,406
2013	9.200983	12.020395	30.64%	4,068,970
2012	8.000182	9.200983	15.01%	1,153,051
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	19.435544	19.582429	0.76%	53,972
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2014	22.619836	24.207767	7.02%	119,795
2013	17.015902	22.619836	32.93%	62,938
2012	14.656457	17.015902	16.10%	9,742

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2014	12.193947	12.766378	4.69%	6,649
2013	8.646821	12.193947	41.02%	9,612
2012	7.532982	8.646821	14.79%	6,701
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2014	13.531460	14.691900	8.58%	33,300
2013	9.940186	13.531460	36.13%	29,406
2012	9.083641	9.940186	9.43%	3,518
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	12.133258	12.456988	2.67%	156,093
2013	9.537949	12.133258	27.21%	51,095
2012	8.358114	9.537949	14.12%	5,023
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	12.012839	12.309826	2.47%	5,569,943
2013	10.663756	12.012839	12.65%	3,712,859
2012	9.773150	10.663756	9.11%	1,312,007
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	12.195542	12.544967	2.87%	134,795
2013	10.237652	12.195542	19.12%	48,020
2012	9.169449	10.237652	11.65%	1,817
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.430565	11.605240	1.53%	1,083,527
2013	11.087244	11.430565	3.10%	722,174
2012	10.497989	11.087244	5.61%	215,174
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.792845	10.843625	0.47%	3,143,871
2013*	10.000000	10.792845	7.93%	636,734
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.930952	10.848497	-0.75%	9,228,370
2013*	10.000000	10.930952	9.31%	2,238,021
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	12.108469	12.440261	2.74%	4,257,095
2013	10.461468	12.108469	15.74%	3,871,062
2012	9.476046	10.461468	10.40%	516,399
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	12.145260	12.477060	2.73%	251,224
2013	9.946771	12.145260	22.10%	61,327
2012	8.835604	9.946771	12.58%	15,788

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	11.865930	12.134187	2.26%	1,843,116
2013	10.857085	11.865930	9.29%	1,266,243
2012	10.042298	10.857085	8.11%	341,876
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2014	11.634780	11.966029	2.85%	115,966
2013	12.099576	11.634780	-3.84%	58,371
2012	11.458211	12.099576	5.60%	86,046
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	12.583641	12.966964	3.05%	105,570
2013	13.075685	12.583641	-3.76%	27,689
2012	12.424769	13.075685	5.24%	1,085
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2014	31.854512	29.503519	-7.38%	16,572
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	12.218455	12.553135	2.74%	126,734
2013	12.961773	12.218455	-5.73%	100,977
2012	12.801881	12.961773	1.25%	6,059
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2014	8.887692	8.669291	-2.46%	52,049
2013	7.694573	8.887692	15.51%	13,060
2012	6.796997	7.694573	13.21%	2,393
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2014	10.263564	9.459956	-7.83%	81,612
2013	8.632502	10.263564	18.89%	20,565
2012	7.432925	8.632502	16.14%	2,376
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	22.846408	23.565644	3.15%	30,654
2013	18.273978	22.846408	25.02%	22,461
2012	16.048045	18.273978	13.87%	2,890
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	14.734335	15.140265	2.75%	3,198,309
2013	13.221841	14.734335	11.44%	2,353,134
2012	12.303112	13.221841	7.47%	794,851
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	16.731206	17.295177	3.37%	62,445
2013	14.250979	16.731206	17.40%	15,128
2012	12.922393	14.250979	10.28%	9,138

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	13.392845	13.670380	2.07%	968,554
2013	13.003124	13.392845	3.00%	743,117
2012	12.584001	13.003124	3.33%	178,281
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.628092	10.698535	0.66%	2,791,886
2013*	10.000000	10.628092	6.28%	757,693
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.716307	10.711302	-0.05%	6,073,941
2013*	10.000000	10.716307	7.16%	1,448,182
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	18.205323	18.813468	3.34%	1,760,872
2013	15.887798	18.205323	14.59%	1,525,223
2012	14.593590	15.887798	8.87%	202,984
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	20.924427	21.577330	3.12%	60,535
2013	17.402708	20.924427	20.24%	28,520
2012	15.570810	17.402708	11.76%	379
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	15.853731	16.314521	2.91%	1,247,087
2013	14.603455	15.853731	8.56%	843,476
2012	13.758057	14.603455	6.14%	181,776
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2014	20.503983	21.870050	6.66%	55,237
2013	15.312714	20.503983	33.90%	27,628
2012	13.161472	15.312714	16.34%	4,600
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2014*	10.000000	9.923636	-0.76%	2,684,635
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2014*	10.000000	10.119435	1.19%	241,889
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	30.690390	32.993849	7.51%	58,324
2013	23.477812	30.690390	30.72%	19,068
2012	20.342486	23.477812	15.41%	1,483
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	9.598934	9.430955	-1.75%	595,527
2013	9.769905	9.598934	-1.75%	367,160
2012	9.944406	9.769905	-1.75%	85,871

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	14.535835	14.836111	2.07%	306,586
2013	14.962997	14.535835	-2.85%	137,980
2012	13.568081	14.962997	10.28%	26,828
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	10.849797	10.515782	-3.08%	49,745
2013	9.120622	10.849797	18.96%	29,565
2012	8.036198	9.120622	13.49%	4,903
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014	16.879954	14.979570	-11.26%	28,647
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	12.972341	14.038767	8.22%	44,883
2013	9.822877	12.972341	32.06%	15,883
2012	8.608756	9.822877	14.10%	4,078
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	12.303435	13.326338	8.31%	121,260
2013	9.274032	12.303435	32.67%	70,155
2012	8.027444	9.274032	15.53%	6,215
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	13.802708	14.065582	1.90%	28,010
2013	10.135533	13.802708	36.18%	12,811
2012	8.998670	10.135533	12.63%	1,336
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	14.715228	16.918435	14.97%	67,357
2013	11.038815	14.715228	33.30%	39,511
2012	9.657332	11.038815	14.31%	1,781
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2014	21.720263	21.881801	0.74%	8,621
2013	15.357297	21.720263	41.43%	2,416
2012	13.821797	15.357297	11.11%	211
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2014	31.375631	32.912037	4.90%	24,512
2013	22.806201	31.375631	37.57%	15,774
2012	19.295405	22.806201	18.19%	1,170
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2014	29.361478	29.007985	-1.20%	11,375
2013	21.262124	29.361478	38.09%	8,410
2012	18.781832	21.262124	13.21%	673

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2014	19.557070	21.485335	9.86%	52,904
2013	15.219252	19.557070	28.50%	7,557
2012	13.606781	15.219252	11.85%	6,451
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	10.880056	13.747681	26.36%	165,134
2013	10.782698	10.880056	0.90%	37,727
2012	9.495610	10.782698	13.55%	3,324
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2014	11.663193	12.957639	11.10%	500,937
2013*	10.000000	11.663193	16.63%	88,090
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.360863	10.229826	-1.26%	432,288
2013	10.534295	10.360863	-1.65%	191,808
2012	10.357453	10.534295	1.71%	21,590
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2014	12.531398	12.872484	2.72%	67,678
2013*	10.000000	12.531398	25.31%	13,024
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	16.051858	14.486038	-9.75%	154,350
2013	13.604035	16.051858	17.99%	104,981
2012	11.581113	13.604035	17.47%	16,390
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2014	10.708920	10.804568	0.89%	18,359
2013	10.142390	10.708920	5.59%	4,213
2012*	10.000000	10.142390	1.42%	0
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2014	11.658148	11.555381	-0.88%	25,626
2013	10.261092	11.658148	13.62%	23,309
2012*	10.000000	10.261092	2.61%	0
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2014	11.307362	11.387046	0.70%	22,006
2013	10.278741	11.307362	10.01%	4,312
2012*	10.000000	10.278741	2.79%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	28.889338	28.967317	0.27%	39,175
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	9.006445	-9.94%	43,784

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2014	21.029962	22.810911	8.47%	71,935
2013	16.284679	21.029962	29.14%	41,051
2012	14.214463	16.284679	14.56%	2,529
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2014	31.518440	34.575949	9.70%	38,782
2013	22.812364	31.518440	38.16%	13,120
2012	19.732795	22.812364	15.61%	976
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.418202	10.282437	-1.30%	76,532
2013	10.592193	10.418202	-1.64%	34,767
2012*	10.000000	10.592193	5.92%	6,040
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014	9.127227	9.093453	-0.37%	7,441
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.773874	11.602645	-1.45%	26,053
2013	12.825863	11.773874	-8.20%	23,544
2012	12.405808	12.825863	3.39%	892
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	11.402909	11.287188	-1.01%	823,599
2013	11.633026	11.402909	-1.98%	583,560
2012	11.196933	11.633026	3.89%	81,366
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.325496	10.567590	2.34%	905,946
2013	10.729699	10.325496	-3.77%	753,583
2012	9.973762	10.729699	7.58%	233,987
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2014	21.700606	27.978326	28.93%	129,762
2013	14.674413	21.700606	47.88%	36,465
2012	11.401817	14.674413	28.70%	10,771
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.414541	8.252493	-20.76%	29,907
2013	9.610602	10.414541	8.37%	4,322
2012*	10.000000	9.610602	-3.89%	754
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	23.647102	22.796945	-3.60%	38,172
2013	16.020725	23.647102	47.60%	12,299
2012	15.116906	16.020725	5.98%	2,128

Maximum Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2014	10.944921	11.091711	1.34%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	26.010792	27.558398	5.95%	14,120
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	11.631809	11.685198	0.46%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2014	18.180859	20.552130	13.04%	3,553
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2014	10.927429	10.936014	0.08%	25,590
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	14.228110	14.104162	-0.87%	3,441
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2014	12.114296	12.443046	2.71%	642
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.782383	7.82%	1,799
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	26.560386	27.152835	2.23%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2014	17.719160	19.490038	9.99%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2014	16.980452	17.805978	4.86%	1,018
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014*	10.000000	9.813950	-1.86%	1,156
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2014	13.225932	13.403853	1.35%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2014	13.662755	13.897602	1.72%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2014	14.237308	14.502511	1.86%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2014	17.813662	15.111690	-15.17%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2014	17.302178	18.253167	5.50%	5,248

Maximum Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2014	17.816003	19.234198	7.96%	30,202
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2014	11.573071	11.887102	2.71%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2014	30.005095	30.939911	3.12%	1,002
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	11.470700	11.472935	0.02%	383
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	13.272455	13.503240	1.74%	87,564
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2014	26.215997	25.640420	-2.20%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.898677	-1.01%	54
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	11.179850	11.301376	1.09%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.810979	9.985768	1.78%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2014	11.730607	10.645105	-9.25%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2014	16.603336	15.813350	-4.76%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2014	12.319569	12.480287	1.30%	638
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	15.798878	14.555269	-7.87%	2,844
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	11.508132	11.404844	-0.90%	6,287
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	12.597754	13.215411	4.90%	1,458
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	22.605568	23.845490	5.49%	158

Maximum Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	12.983825	13.807122	6.34%	558
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	27.977619	23.915178	-14.52%	178
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014*	10.000000	9.360137	-6.40%	40,126
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	13.909048	12.512650	-10.04%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	20.823339	22.316785	7.17%	646
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	14.229577	13.995018	-1.65%	37,811
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	12.520176	13.520321	7.99%	1,792
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2014	18.882122	20.740514	9.84%	16,855
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	12.647730	12.913723	2.10%	62,338
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	10.151330	10.363680	2.09%	8,298
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	13.791764	13.658651	-0.97%	7,279
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	12.428017	13.061213	5.09%	6,264
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	11.227558	12.035531	7.20%	16,054
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	16.085578	16.042178	-0.27%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2014	18.652561	19.758788	5.93%	2,906
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2014	11.506869	11.924416	3.63%	0

Maximum Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2014	12.769122	13.723097	7.47%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	11.449690	11.635522	1.62%	53,257
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	11.336251	11.498276	1.43%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	11.508610	11.717858	1.82%	12,481
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	10.786840	10.840214	0.49%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.719329	10.660144	-0.55%	4,447
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.856494	10.664917	-1.76%	1,292
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	11.426432	11.620030	1.69%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	11.461122	11.654370	1.69%	2,585
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	11.197628	11.334227	1.22%	9,301
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2014	10.979595	11.177269	1.80%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	11.875091	12.112302	2.00%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2014	27.212984	24.947836	-8.32%	457
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	10.840570	11.024152	1.69%	703
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2014	8.386889	8.097502	-3.45%	2,684
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2014	9.488893	8.656884	-8.77%	0

Maximum Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	18.918703	19.315645	2.10%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	14.047416	14.287511	1.71%	621
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	15.951276	16.321122	2.32%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	11.744262	11.865623	1.03%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.555689	10.517499	-0.36%	39
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.643302	10.530038	-1.06%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	15.468802	15.822837	2.29%	15,617
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	17.543881	17.907152	2.07%	23,341
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	13.672807	13.926996	1.86%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2014	19.548352	20.638531	5.58%	470
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2014*	10.000000	9.876443	-1.24%	1,034
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2014*	10.000000	10.071321	0.71%	2,803
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	25.105343	26.714894	6.41%	476
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	8.584766	8.348687	-2.75%	609
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	12.565088	12.694110	1.03%	5,342
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	10.238565	9.822325	-4.07%	940

Maximum Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014	15.134350	13.293678	-12.16%	773
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	12.241666	13.113194	7.12%	1,409
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	11.610202	12.447477	7.21%	3,059
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	13.025144	13.138060	0.87%	1,296
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	13.886251	15.802905	13.80%	906
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2014	17.675492	17.625668	-0.28%	413
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2014	24.870237	25.822560	3.83%	430
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2014	24.059591	23.527936	-2.21%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2014	16.071411	17.476309	8.74%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	10.266665	12.840733	25.07%	750
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2014	11.583770	12.738439	9.97%	40,809
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	9.777318	9.555400	-2.27%	3,900
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2014	12.446117	12.654727	1.68%	1,021
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	15.303479	13.669999	-10.67%	424
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2014	10.131178	10.117622	-0.13%	0
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2014	10.694929	10.492729	-1.89%	0

Maximum Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2014	10.443829	10.410356	-0.32%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	24.200060	24.018368	-0.75%	747
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	8.945039	-10.55%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2014	17.393003	18.673950	7.36%	2,097
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2014	25.638692	27.839571	8.58%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.242084	10.005705	-2.31%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014*	10.000000	9.605032	-3.95%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.224773	10.948941	-2.46%	984
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	10.871110	10.651267	-2.02%	4,224
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.047724	10.178624	1.30%	2,786
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2014	20.902851	26.675744	27.62%	943
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.238440	8.030183	-21.57%	462
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	21.539034	20.553192	-4.58%	951

Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:
(1)	Waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:
(a)	the contract value on the day before the withdrawal; and
(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).
(2)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(3)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial advisor prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
When the owner of an IRA attains the age of 70½, the Code requires that certain minimum distributions be made. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract's IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
One-Rollover-Per-Year Limitation
A contract owner can receive a distribution from an IRA and roll it into another IRA within 60 days from the date of the distribution and not have the amount of the distribution included in taxable income. Only one rollover per year from a contract owner's IRA is allowed. The one year period begins on the date the contract owner receives the IRA distribution, and not on the date the IRA was rolled over. The Internal Revenue Service ("IRS") has interpreted this one-rollover-per-year limitation as applying separately to each IRA a contract owner owns.
However, on March 20, 2014, the IRS issued Announcement 2014-15 in which it decided to follow the Tax Court's interpretation of the one rollover per year rule in the Bobrow case. In Bobrow, the Tax Court interpreted the one-rollover-per-year limitation as applying in the aggregate to all the IRAs that a taxpayer owns. This means that a contract owner cannot make an IRA rollover distribution if, within the previous one year period, an IRA rollover distribution was taken from any other IRAs owned. The IRS began applying this new interpretation to any IRA rollover distribution that occurs on or after January 1, 2015.
To allow time for transition to the new interpretation of the one-rollover-per-year limitation, the IRS issued Announcement 2014-32 on November 10, 2014. The aggregation rule will apply to distributions from different IRAs only if each of the distributions occur after December 31, 2014. Therefore, a 2014 IRA distribution that is rolled over can be ignored when applying the one-rollover-per-year limitation to a 2015 IRA distribution. The announcement also clarified that rollovers between an individual's Roth IRAs would prevent a separate rollover within the 1-year period between the individual's traditional IRAs, and vice versa.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.
There are income limitations on eligibility to participate in a Roth IRA.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract's IRA endorsement.

Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.
An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.
A SEP IRA plan must satisfy:
•	minimum participation rules;
•	top-heavy contribution rules;
•	nondiscriminatory allocation rules; and
•	requirements regarding a written allocation formula.
In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.
When the owner of a SEP IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Simple IRAs
A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:
•	vesting requirements;
•	participation requirements; and
•	administrative requirements.
The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.
A Simple IRA cannot receive rollover distributions except from another Simple IRA.
When the owner of a Simple IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial consultant, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs, SEP IRAs, and Simple IRAs
Distributions from IRAs, SEP IRAs, and Simple IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that is made after the Roth IRA has satisfied the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;
•	it is attributable to the contract owner's disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule is satisfied if a five taxable-year period, beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner, has passed.
A qualified distribution is not included in gross income for federal income tax purposes.
A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner's gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner's investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner's death;
•	the result of a contract owner's disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant dies before the contract is completely distributed, the balance may be included in the annuitant's gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of property in addition to another annuity contract, such as cash, special rules may cause a portion of the transaction to be taxable to the extent of the value of the property, other than the annuity contract received in the exchange.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
In June 2011, the Internal Revenue Service issued Rev. Proc. 2011-38, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. Rev. Proc. 2011-38 modified and superseded prior guidance that was contained in Rev. Proc. 2008-24. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received from either contract within the 180-day period will be determined using general tax principles to determine the substance of those payments. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Rev. Proc. 2011-38 also removed numerous exceptions to the 180-day waiting period that Rev. Proc. 2008-11 provided for in its 12-month waiting period. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.
Taxation of Lifetime Withdrawals Under the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option
While the tax treatment for withdrawals for benefits such as 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option is not clear under federal tax law, Nationwide intends to treat withdrawals under these options as taxable to the extent that the cash value of the contract exceeds the contract owner's investment at the time of the withdrawal. Specifically, Nationwide intends to treat the following amount of each withdrawal as a taxable distribution:
The greater of:
(1)	A–C; or
(2)	B–C,

Where:
A	=	the contract value immediately before the withdrawal;
B	=	the guaranteed annual benefit amount immediately before the withdrawal; and
C	=	the remaining investment in the contract.
In certain circumstances, this treatment could result in the contract value being less than the investment in the contract after such a withdrawal. If the Contract Owner subsequently withdraws the contract under such circumstances, the Contract Owner would have a loss that may be deductible. If the Contract Owner purchases one of these options in an IRA, withdrawals in excess of the annual benefit amount may be required to satisfy the minimum distribution requirements under the Code. Consult a qualified tax adviser.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
In U.S. v. Windsor, the United States Supreme Court declared Section 3 of the Defense of Marriage Act to be unconstitutional and concluded that same sex marriages, in states that recognize them, are to be accorded the same federal benefits, rights and obligations as other marriages recognized by that state.
Revenue Ruling 2013-17 declared that the terms "spouse," "husband and wife," "husband" and "wife" do not include individuals (whether of the opposite sex or the same sex) who have entered into a registered domestic partnership, civil union, or other similar formal relationship recognized under state law that is not denominated as a marriage under the laws of that state. Therefore, the favorable income-deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into a domestic partnership, civil union or other similar formal relationship recognized under state law that is not denominated as a marriage under the laws of that state.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. Under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to withholding rates established by Section 3405 of the Code and is applied against the amount of income that is distributed.
If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual retirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is available if the non-resident alien provides Nationwide with sufficient evidence that:

(1)	the distribution is connected to the non-resident alien's conduct of business in the United States;
(2)	the distribution is includable in the non-resident alien's gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien's country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
Additional Medicare Tax
Effective January 1, 2013, Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly, or qualifying widow(er) with dependent child); $125,000 (married filing separately); or $200,000 (single, or head of household (with qualifying person)). The threshold for an estate or trust that is subject to the surtax is generally equal to the dollar amount at which the highest tax bracket under Code Section 1(e) begins for the taxable year. For 2015, that amount is $12,300.
Modified adjusted gross income is equal to gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. It may also include taxable distributions from, and gain from the sale or surrender of, life insurance contracts. Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.
Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
Upon the contract owner's death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
a)	an individual who is two or more generations younger than the contract owner; or
b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
Diversification
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was accidental;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, indicating that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to fail to qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.
If the contract is purchased as an investment in certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401 and 408(a) of the Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.
Based on the above, the contract should be treated as an annuity contract for federal income tax purposes.
Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial advisor for more specific required distribution information.
If the Contract Owner purchases the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option, withdrawals in excess of the annual benefit amount may be required to satisfy the minimum distribution requirements under the Code. Consult a qualified tax adviser.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner's death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.

Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner's death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner's death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) must be distributed within five years of the contract owner's death, provided however:
(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:
(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for IRAs, SEP IRAs, Simple IRAs, and Roth IRAs
Distributions from IRA, SEP IRA, or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the Co contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.
For IRAs, SEP IRAs, and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA, or Simple IRA of the contract owner.

If the contract owner's entire interest in IRA, SEP IRA, or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.
Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.
If the contract owner dies before the required beginning date (in the case of IRA, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of a Roth IRA), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;
(b)	if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and
(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.
If the contract owner dies on or after the required beginning date, the interest in the IRA, SEP IRA, or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;
(b)	if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and
(c)	if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
For IRAs, SEP IRAs, and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA, or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs, or Simple IRAs.
Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."

Tax Changes
The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your personal tax and/or financial advisor for more information.
In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Code, including the following:
•	generally lowering federal income tax rates;
•	increasing the amounts that may be contributed to various retirement plans, such as individual retirement plans, Tax Sheltered Annuities, and Qualified Plans;
•	increasing the portability of various retirement plans by permitting individual retirement plans, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;
•	eliminating and/or reducing the highest federal estate tax rates;
•	increasing the estate tax credit; and
•	for persons dying after 2009, repealing the estate tax.
In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that increase the portability of various retirement plans. However, all of the other changes resulting from EGTRRA were scheduled to "sunset," or become ineffective, after December 31, 2010 unless they were extended by additional legislation. The American Taxpayer Relief Act (ATRA) was enacted on January 1, 2013 and made permanent the lower federal income tax rates established under EGTRRA, except for individuals with taxable income above $400,000 ($450,000 for married couples) whose tax rate will revert to the pre-EGTRRA tax rate of 39.6%. ATRA also permanently provides for a maximum federal estate tax rate of 40% with an annually inflation-adjusted $5 million exclusion for estates of persons dying after December 31, 2012. Consult a qualified tax or financial advisor for further information relating to these and other tax issues.
State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.

Appendix D: 7% Nationwide Lifetime Income Rider's Non-Lifetime Withdrawal Examples
Example of a Non-Lifetime Withdrawal taken before the 10th Contract Anniversary*
The purpose of this example is to show the calculations used to determine the Current Income Benefit Base if a Non-Lifetime Withdrawal is taken before the 10th Contract Anniversary. This example assumes the following:
Initial Purchase Payment on Contract Issue Date:				$100,000
Original Income Benefit Base:				$100,000
Subsequent Purchase Payment in the 2nd Contract Year:				$ 15,000
Non-Lifetime Withdrawal Amount taken during the 5th Contract Year:				$ 20,000
Contract Value on Date of Non-Lifetime Withdrawal (prior to the Non-Lifetime Withdrawal) **:				$120,000
Current Income Benefit Base on Date of Non-Lifetime Withdrawal**:				$138,000
Subsequent Purchase Payment in the 5th Contract Year and after the Non-Lifetime Withdrawal:				$ 30,000
Contract Value on 6th Contract Anniversary**:				$140,000
If a $20,000 Non-Lifetime Withdrawal is taken during the 5th Contract Year, the Current Income Benefit Base on the 6th Contract Anniversary will equal the greatest of:
1)	Proportional Reduction to the Current Income Benefit Base	=	Non-Lifetime Withdrawal Amount	X	Current Income Benefit Base prior to Non- Lifetime Withdrawal
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$138,000
			$120,000
		=		$23,000
	The Current Income Benefit Base of $138,000 is reduced by $23,000 resulting in the proportionally reduced Current Income Benefit Base of $115,000.
2)	The highest Contract Value on any Contract Anniversary after the Non-Lifetime Withdrawal. Here, the Contract Value on the 6th Contract Anniversary is $140,000.
3.a)	Proportional Reduction to the Original Income Benefit Base	=	Non-Lifetime Withdrawal Amount	X	Original Income Benefit Base
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$100,000
			$120,000
		=		$16,667
	The Original Income Benefit Base of $100,000 is reduced by $16,667 resulting in the Adjusted Roll-up Income Benefit Base of $83,333. The Adjusted Roll-up Income Benefit Base is increased by the 7% simple interest roll-up for each attained Contract Anniversary resulting in the Adjusted Roll-up Income Benefit Base with roll-up of $118,333.
PLUS
3.b)	Proportional Reduction to Subsequent Purchase Payment in the 2nd Contract Year	=	Non-Lifetime Withdrawal Amount	X	Subsequent Purchase Payment in the 2nd Contract Year
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$15,000
			$120,000
		=		$2,500

The subsequent purchase payment in the 2nd Contract Year of $15,000 is reduced by $2,500 resulting in the proportionally reduced subsequent purchase payment of $12,500. This is increased by 7% simple interest roll-up from the date of the subsequent purchase payment for each attained Contract Anniversary resulting in $16,438.
PLUS
3.c)	Subsequent purchase payment after Non-Lifetime Withdrawal of $30,000 increased by 7% simple interest roll-up from the date of the subsequent purchase payment for each attained Contract Anniversary resulting in $33,150.
The Adjusted Roll-up Income Benefit Base with roll-up PLUS the subsequent purchase payment in the 2nd Contract Year with roll-up PLUS the subsequent purchase payment after the Non-Lifetime Withdrawal with roll-up would equal $167,921.
Since the Adjusted Roll-up Income Benefit Base with roll-up and subsequent purchase payments with roll-up are the greatest, the Contract Owner's Current Income Benefit Base on the 6th Contract Anniversary would be $167,921.
*	All numbers are rounded to the nearest whole number
**	Contract Value and Current Income Benefit Base are hypothetical and for example purposes only

Example of a Non-Lifetime Withdrawal taken after the 10th Contract Anniversary*
The purpose of this example is to show the calculations used to determine the Current Income Benefit Base if a Non-Lifetime Withdrawal is taken after the 10th Contract Anniversary. This example assumes the following:
Initial Purchase Payment on Contract Issue Date:				$100,000
Original Income Benefit Base:				$100,000
Subsequent Payment on the 1st Contract Anniversary:				$ 15,000
Subsequent Payment on the 11th Contract Anniversary:				$ 30,000
Non-Lifetime Withdrawal Amount taken during the 11th Contract Year:				$ 20,000
Contract Value on Date of Non-Lifetime Withdrawal (prior to the Non-Lifetime Withdrawal) **:				$177,698
Current Income Benefit Base on Date of Non-Lifetime Withdrawal**:				$224,450
Contract Value on 12th Contract Anniversary**:				$195,078
If a $20,000 Non-Lifetime Withdrawal is taken during the 11th Contract Year, the Current Income Benefit Base on the 12th Contract Anniversary will equal the greatest of:
1)	Proportional Reduction to the Current Income Benefit Base	=	Non-Lifetime Withdrawal Amount	X	Current Income Benefit Base prior to Non- Lifetime Withdrawal
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$224,450
			$177,698
		=		$25,262
	The Current Income Benefit Base of $224,450 is reduced by $25,262 resulting in the proportionally reduced Current Income Benefit Base of $199,188.
2)	The highest Contract Value on any Contract Anniversary after the Non-Lifetime Withdrawal. Here, the Contract Value on the 12th Contract Anniversary is $195,078.
3.a)	Proportional Reduction to the Original Income Benefit Base	=	Non-Lifetime Withdrawal Amount	X	Original Income Benefit Base
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$100,000
			$177,698
		=		$11,255

	The Original Income Benefit Base of $100,000 is reduced by $11,255 resulting in the Adjusted Roll-up Income Benefit Base of $88,745. The Adjusted Roll-up Income Benefit Base is increased by the 7% simple interest roll-up for each attained Contract Anniversary resulting in the Adjusted Roll-up Income Benefit base with roll-up of $150,866.
PLUS
3.b)	Proportional Reduction to the Subsequent Purchase Payment on the 1st Contract Anniversary	=	Non-Lifetime Withdrawal Amount	X	Subsequent Purchase Payment on the 1st Contract Anniversary
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$15,000
			$177,698
		=		$1,688
	The subsequent purchase payment on the 1st Contract Anniversary of $15,000 is reduced by $1,688 resulting in $13,312. This is increased by 7% simple interest roll-up each year from the date of the subsequent purchase payment to the 10th Contract Anniversary resulting in $21,699.
PLUS
3.c)	Proportional Reduction to Subsequent Purchase Payment on the 11th Contract Anniversary	=	Non-Lifetime Withdrawal Amount	X	Subsequent Purchase Payment on the 11th Contract Anniversary
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$30,000
			$177,698
		=		$3,377
	The subsequent purchase payment on the 11th Contract Anniversary of $30,000 is reduced by $3,377 resulting in $26,623 (Note: there is no roll-up here since it is after the 10th Contract Anniversary).
	The Adjusted Roll-up Income Benefit Base with roll-up PLUS the proportional reduction to the subsequent purchase payment on the 1st Contract Anniversary with roll-up PLUS the proportional reduction to the subsequent purchase payment on the 11th Contract Anniversary with no roll-up equals $199,188.
Since the proportional reduction to the Current Income Benefit Base and the Adjusted Roll-up Income Benefit Base with roll-up and subsequent purchase payments with and without roll-up are equal and the greatest, the Contract Owner's Current Income Benefit Base on the 12th Contract Anniversary would be $199,188.
*	All numbers are rounded to the nearest whole number
**	Contract Value and Current Income Benefit Base are hypothetical and for example purposes only

Appendix E: Nationwide Lifetime Income Capture Option
Non-Lifetime Withdrawal Examples
Example of a Non-Lifetime Withdrawal taken on or before the 15th Option Anniversary*
The purpose of this example is to show the calculations used to determine the Current Income Benefit Base, for the Option Anniversary immediately following the Non-Lifetime Withdrawal, if a Non-Lifetime Withdrawal is taken on or before the 15th Option Anniversary. This example assumes the following:
Initial Purchase Payment on Contract Issue Date:	$100,000
Original Income Benefit Base:	$100,000
Subsequent Purchase Payment in the 2nd Option Year:	$ 15,000
Non-Lifetime Withdrawal Amount taken during the 5th Option Year:	$ 20,000
Contract Value on Date of Non-Lifetime Withdrawal (prior to the Non-Lifetime Withdrawal)**:	$137,000
Highest Monthly Option Anniversary Contract Value during the Option Year and prior to the Non-Lifetime Withdrawal**:	$138,000
Highest Monthly Option Anniversary Contract Value during the Option Year and after the Non-Lifetime Withdrawal**:	$123,000
Current Income Benefit Base on Date of Non-Lifetime Withdrawal (Current Income Benefit Base on the 4th Option Anniversary)**:	$138,250
Subsequent Purchase Payment halfway into the 5th Option Year and after the Non-Lifetime Withdrawal:	$ 2,000
Contract Value on 5th Option Anniversary**:	$122,000
Roll-up Interest Rate on the 5th Option Anniversary***:	5%
If a $20,000 Non-Lifetime Withdrawal is taken during the 5th Option Year, the Current Income Benefit Base on the 5th Option Anniversary will equal the greatest of:
1)	Contract Value on the Option Anniversary: here, the Contract Value on the Option Anniversary after the Non-Lifetime Withdrawal, the 5th Option Anniversary, is $122,000.
2)	Monthly Option Anniversary Contract Value: the Monthly Option Anniversary Contract Value on the 5th Option Anniversary, which is the greater of:
2.a)	Proportional Reduction to the highest Monthly Option Anniversary Contract Value during Option Year and prior to Non-Lifetime Withdrawal	=	Non-Lifetime Withdrawal Amount	X	Highest Monthly Option Anniversary Contract Value during the Option Year and prior to Non-Lifetime Withdrawal
Contract Value (on date of Non-Lifetime Withdrawal)
=	$20,000	X	$138,000
$137,000
=	$20,146
The highest Monthly Option Anniversary Contract Value during the Option Year and prior to the Non-Lifetime Withdrawal of $138,000 is reduced by $20,146 resulting in $117,854.
OR
2.b)	The highest Monthly Option Anniversary Contract Value during the Option Year and after the Non-Lifetime Withdrawal of $123,000.
Here, the highest Monthly Option Anniversary Contract Value during the Option Year and after the Non-Lifetime Withdrawal is greater, so the Monthly Option Anniversary Contract Value is $123,000.
3)	Roll-up Value: equal to the sum of the following calculations:

3.a)	Adjusted Current Income Benefit Base:
	Proportional Reduction to Current Income Benefit Base on 4th Option Anniversary	=	Non-Lifetime Withdrawal Amount	X	Current Income Benefit Base on the 4th Option Anniversary
Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$138,250
$137,000
		=		$20,182
The Current Income Benefit Base on the 4th Option Anniversary of $138,250 is reduced by $20,182 resulting in the proportionally reduced Adjusted Current Income Benefit Base of $118,068.
PLUS
3.b)	Roll-up : the Roll-up Interest Rate on the 5th Option Anniversary multiplied by the sum of the Adjusted Roll-up Income Benefit Base (the Original Income Benefit Base proportionally reduced for the Non-Lifetime Withdrawal) plus any subsequent purchase payments applied on or before the 4th Option Anniversary proportionally reduced for the Non-Lifetime Withdrawal:
		=	5% X [($100,000 – (($20,000/$137,000) X $100,000)) + ($15,000 – (($20,000/$137,000) X $15,000))]
		=	5% X [($100,000 – $14,599) + ($15,000 – $2,190)]
		=	5% X [$85,401 + $12,810]
		=	5% X $98,211
		=	$4,911
PLUS
3.c)	Subsequent Purchase Payments with Prorated Roll-up: The subsequent purchase payment in the 5th Option Year and after the Non-Lifetime Withdrawal of $2,000 plus a 5% roll-up prorated from the date of the subsequent purchase payment to the 5th Option Anniversary resulting in $2,050.
Here, the Roll-up Value (the sum of 3.a, $118,068, 3.b, $4,911, and 3.c, $2,050) on the 5th Option Anniversary would be $125,029.
Since the Roll-up Value of $125,029 is greater than the Contract Value on the Option Anniversary and the Monthly Option Anniversary Contract Value, the Contract Owner's Current Income Benefit Base on the 5th Option Anniversary would be $125,029.
*	All numbers are rounded to the nearest whole number
**	Contract Value and Current Income Benefit Base are hypothetical and for example purposes only
***	Roll-up Interest Rate is hypothetical and for example purposes only

Example of a Non-Lifetime Withdrawal taken after the 15th Option Anniversary*
The purpose of this example is to show the calculations used to determine the Current Income Benefit Base, for the Option Anniversary immediately following the Non-Lifetime Withdrawal, if a Non-Lifetime Withdrawal is taken after the 15th Option Anniversary. This example assumes the following:
Initial Purchase Payment on Contract Issue Date:	$100,000
Original Income Benefit Base:	$100,000
Current Income Benefit Base on the 15th Option Anniversary:	$220,115
Subsequent Purchase Payment in the 16th Option Year and prior to the Non-Lifetime Withdrawal:	$ 50,000
Non-Lifetime Withdrawal Amount taken during the 16th Option Year:	$ 20,000
Contract Value on Date of Non-Lifetime Withdrawal (prior to the Non-Lifetime Withdrawal)**:	$270,000
Highest Monthly Option Anniversary Contract Value during the Option Year and prior to the Non-Lifetime Withdrawal**:	$267,050
Current Income Benefit Base on Date of Non-Lifetime Withdrawal**:	$270,115
Contract Value on 16th Option Anniversary**:	$257,100
Highest Monthly Option Anniversary Contract Value during the Option Year and after the Non-Lifetime Withdrawal**:	$260,000

If a $20,000 Non-Lifetime Withdrawal is taken during the 16th Option Year, the Current Income Benefit Base on the 16th Option Anniversary will equal the greatest of:
1)	Adjusted Current Income Benefit Base:
	Proportional Reduction to the Current Income Benefit Base	=	Non-Lifetime Withdrawal Amount	X	Current Income Benefit Base prior to Non- Lifetime Withdrawal
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$270,115
			$270,000
		=		$20,009
	The Current Income Benefit Base of $270,115 immediately before the Non-Lifetime Withdrawal (the Current Income Benefit Base on the 15th Option Anniversary of $220,115 plus the subsequent purchase payment in the 16th Option Year and prior to the Non-Lifetime Withdrawal of $50,000) is reduced by $20,009 resulting in the proportionally reduced Adjusted Current Income Benefit Base of $250,106.
2)	Contract Value on the Option Anniversary: Here, the Contract Value on the current Option Anniversary, the 16th Option Anniversary, is $257,100.
3)	Monthly Option Anniversary Contract Value: the Monthly Option Anniversary Contract Value on the 16th Option Anniversary, which is the greater of:
3.a)	Proportional Reduction to the highest Monthly Option Anniversary Contract Value during Option Year and prior to Non-Lifetime Withdrawal	=	Non-Lifetime Withdrawal Amount	X	Highest Monthly Option Anniversary Contract Value during the Option Year and prior to Non- Lifetime WIthdrawal
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$267,050
			$270,000
		=		$19,781
	The highest Monthly Option Anniversary Contract Value during the Option Year and prior to the Non-Lifetime Withdrawal of $267,050 is reduced by $19,781 resulting in $247,269.
OR
3.b)	The highest Monthly Option Anniversary Contract Value during the Option Year and after the Non-Lifetime Withdrawal of $260,000.
	Here, the highest Monthly Option Anniversary Contract Value during the Option Year and after the Non-Lifetime Withdrawal is greater, so the Monthly Option Anniversary Contract Value is $260,000.
Since the Monthly Option Anniversary Contract Value of $260,000 is greater than the Adjusted Current Income Benefit Base and the Contract Value on the Option Anniversary, the Contract Owner's Current Income Benefit Base on the 16th Option Anniversary would be $260,000.
*	All numbers are rounded to the nearest whole number
**	Contract Value and Current Income Benefit Base are hypothetical and for example purposes only

Nationwide DestinationSM [L] 2.0
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2015
Individual Flexible Premium Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-II
This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2015. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.O. Box 182021, Columbus, Ohio 43218-2021 or calling 1-800-848-6331, TDD 1-800-238-3035. Capitalized terms in this Statement of Additional Information correspond to terms defined in the prospectus.

General Information and History
Nationwide Variable Account-II (the "Variable Account") is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide provides life insurance, annuities and retirement products. Nationwide is admitted to do business in all states, the District of Columbia and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. Nationwide Corporation owns all of NFS's common stock and is a holding company, as well. All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $195 billion as of December 31, 2014.
Services
Nationwide, which has responsibility for administration of the contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner, the number and type of contract issued to each Contract Owner, and records with respect to the Contract Value.
The custodian of the assets of the Variable Account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates. The agreements relate to services furnished by Nationwide or an affiliate of Nationwide. Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials, and fund communications, as well as maintaining the websites and voice response systems necessary for Contract Owners to execute trades in the funds. Nationwide also acts as a limited agent for each underlying mutual fund for purposes of accepting the trades. See Underlying Mutual Fund Payments located in the prospectus.
Distribution, Promotional, and Sales Expenses
In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts. For the contracts described in the prospectus, Nationwide assumed 0.50% (of the purchase payment amount) for the marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher or lower than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid. Any excess would be spent on additional marketing for the contracts. For more information about marketing allowance or how a particular selling firm uses marketing allowances, consult with your registered representative.
Independent Registered Public Accounting Firm
The financial statements of Nationwide Variable Account-II and the consolidated financial statements and schedules of Nationwide Life Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215.
Purchase of Securities Being Offered
The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (FINRA).
2

Underwriters
The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. No underwriting commissions have been paid by Nationwide to NISC for each of this Variable Account's last three fiscal years.
Advertising
Money Market Yields
Nationwide may advertise the "yield" and "effective yield" for the money market Sub-Account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.
Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.
Historical Performance of the Sub-Accounts
Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized.
Performance information is based on historical earnings and is not intended to predict or project future results.
Standardized performance will reflect the maximum Variable Account charges possible under the contract. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract. The expense assumptions will be stated in the advertisement.
Additional Materials
Nationwide may provide information on various topics to owners and prospective purchasers in advertising, sales literature, or other materials.
Performance Comparisons
Each Sub-Account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts' Sub-Accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.
Annuity Payments
See Annuitizing the Contract located in the prospectus.
3

Condensed Financial Information
The following charts represent the Accumulation Unit values for all fee levels as of December 31, 2014. The term "Period" is defined as a complete calendar year unless otherwise noted. Those periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and Variable Account charges which may vary from contract to contract (for more information on the calculation of Accumulation Unit values, see Determining Variable Account Value – Valuing an Accumulation Unit in the prospectus).
The following Sub-Accounts were added to the Variable Account after December 31, 2014; therefore, no Condensed Financial Information is available:
•	BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III
•	BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III
•	BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III
•	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
•	Janus Aspen Series - Flexible Bond Portfolio: Service Shares
•	Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II
•	The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2014	11.133083	11.398410	2.38%	59,005
2013	10.123337	11.133083	9.97%	21,020
2012*	10.000000	10.123337	1.23%	911
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	31.459395	33.673966	7.04%	35,050
2013	23.263995	31.459395	35.23%	17,753
2012	19.987746	23.263995	16.39%	1,966
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	13.017171	13.211386	1.49%	262,431
2013	14.476590	13.017171	-10.08%	171,702
2012	13.721610	14.476590	5.50%	43,906
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2014	19.866235	22.688162	14.20%	69,166
2013	15.565748	19.866235	27.63%	38,079
2012	13.631589	15.565748	14.19%	13,815
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2014	11.979930	12.112638	1.11%	11,681,892
2013	10.112232	11.979930	18.47%	6,149,755
2012*	10.000000	10.112232	1.12%	249,351
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	14.923860	14.945997	0.15%	460,855
2013	13.275810	14.923860	12.41%	209,923
2012	12.288096	13.275810	8.04%	44,931
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2014	12.197325	12.657171	3.77%	58,141
2013*	10.000000	12.197325	21.97%	9,725
4

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.856344	8.56%	32,663
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	32.186213	33.242517	3.28%	8,351
2013	23.280544	32.186213	38.25%	9,300
2012	20.473298	23.280544	13.71%	4,286
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2014	21.674639	24.085928	11.12%	14,091
2013	16.749922	21.674639	29.40%	17,465
2012	14.764267	16.749922	13.45%	6,795
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2014	20.520863	21.739768	5.94%	41,099
2013	17.286242	20.520863	18.71%	31,335
2012	15.975323	17.286242	8.21%	17,360
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014	10.041128	9.921864	-1.19%	51,366
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2014	14.451944	14.796984	2.39%	471,479
2013	12.994518	14.451944	11.22%	329,243
2012	11.853500	12.994518	9.63%	99,513
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2014	14.929274	15.342047	2.76%	66,470
2013	13.140604	14.929274	13.61%	32,389
2012	11.829064	13.140604	11.09%	1,986
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2014	15.557219	16.009966	2.91%	17,833
2013	13.042099	15.557219	19.28%	3,107
2012	11.525200	13.042099	13.16%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2014	19.465593	16.683154	-14.29%	46,114
2013	15.958849	19.465593	21.97%	7,768
2012	15.509505	15.958849	2.90%	1,633
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2014	21.018038	22.401267	6.58%	193,486
2013	16.735236	21.018038	25.59%	121,692
2012	14.552109	16.735236	15.00%	14,766
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2014	22.094915	24.098990	9.07%	227,801
2013	16.535427	22.094915	33.62%	105,045
2012	14.711717	16.535427	12.40%	19,900
5

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2014	13.158621	13.654647	3.77%	309,146
2013	13.675795	13.158621	-3.78%	174,376
2012	13.181320	13.675795	3.75%	42,746
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2014	34.432944	35.870883	4.18%	82,989
2013	25.793803	34.432944	33.49%	53,346
2012	22.916990	25.793803	12.55%	13,166
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	12.155342	12.282750	1.05%	201,958
2013	9.995709	12.155342	21.61%	67,396
2012	8.821565	9.995709	13.31%	33,334
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	14.355460	14.755268	2.79%	578,743
2013	12.823360	14.355460	11.95%	199,448
2012	11.586341	12.823360	10.68%	11,113
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2014	31.877872	31.498756	-1.19%	5,359
2013	23.815169	31.877872	33.86%	5,731
2012	20.475326	23.815169	16.31%	3,748
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2014	9.724029	9.728973	0.05%	232,323
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	11.372017	11.613836	2.13%	18,498
2013	10.191846	11.372017	11.58%	11,625
2012*	10.000000	10.191846	1.92%	1,211
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.878324	10.157686	2.83%	25,167
2013*	10.000000	9.878324	-1.22%	1,474
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2014	12.116632	11.108515	-8.32%	20,183
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2014	17.149472	16.501542	-3.78%	47,898
2013	13.231297	17.149472	29.61%	27,125
2012	10.982532	13.231297	20.48%	2,637
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2014	12.531340	12.825380	2.35%	39,027
2013	9.928417	12.531340	26.22%	19,247
2012*	10.000000	9.928417	-0.72%	5,079
6

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	16.571392	15.424075	-6.92%	379,679
2013	13.478931	16.571392	22.94%	147,929
2012	11.512000	13.478931	17.09%	24,438
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	11.705933	11.720147	0.12%	198,843
2013	10.782323	11.705933	8.57%	166,056
2012*	10.000000	10.782323	7.82%	15,836
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	12.814288	13.580801	5.98%	151,443
2013	10.037435	12.814288	27.66%	95,931
2012*	10.000000	10.037435	0.37%	21,636
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	26.956617	28.727558	6.57%	48,930
2013	20.962185	26.956617	28.60%	40,601
2012	17.226388	20.962185	21.69%	20,317
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	13.208445	14.190371	7.43%	46,886
2013	9.929462	13.208445	33.02%	9,703
2012*	10.000000	9.929462	-0.71%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	33.130857	28.611695	-13.64%	8,493
2013	29.506835	33.130857	12.28%	1,976
2012	26.536056	29.506835	11.20%	153
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014	9.812785	9.193954	-6.31%	26,132
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	14.148077	12.858653	-9.11%	87,410
2013	10.196918	14.148077	38.75%	62,384
2012*	10.000000	10.196918	1.97%	3,730
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	24.900646	26.960908	8.27%	108,969
2013	18.690785	24.900646	33.22%	79,109
2012	16.417040	18.690785	13.85%	8,236
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	14.772760	14.678641	-0.64%	247,690
2013	11.780323	14.772760	25.40%	147,725
2012	10.342861	11.780323	13.90%	18,832
7

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	12.866247	14.036894	9.10%	78,705
2013	10.119285	12.866247	27.15%	47,006
2012	9.052463	10.119285	11.78%	10,564
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2014	19.805247	21.978136	10.97%	87,999
2013	15.309114	19.805247	29.37%	29,753
2012	13.615559	15.309114	12.44%	6,743
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	13.679983	14.111333	3.15%	5,881,836
2013	11.293817	13.679983	21.13%	3,481,300
2012	9.934130	11.293817	13.69%	909,005
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	10.979648	11.324564	3.14%	6,360,060
2013	11.470453	10.979648	-4.28%	3,812,794
2012	11.122824	11.470453	3.13%	890,956
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	14.917365	14.925333	0.05%	269,385
2013	11.802543	14.917365	26.39%	151,714
2012	9.839907	11.802543	19.95%	17,354
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	13.442503	14.272660	6.18%	523,620
2013	10.556109	13.442503	27.34%	279,582
2012	9.151941	10.556109	15.34%	42,898
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	12.020395	13.017917	8.30%	6,280,406
2013	9.200983	12.020395	30.64%	4,068,970
2012	8.000182	9.200983	15.01%	1,153,051
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	19.435544	19.582429	0.76%	53,972
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2014	22.619836	24.207767	7.02%	119,795
2013	17.015902	22.619836	32.93%	62,938
2012	14.656457	17.015902	16.10%	9,742
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2014	12.193947	12.766378	4.69%	6,649
2013	8.646821	12.193947	41.02%	9,612
2012	7.532982	8.646821	14.79%	6,701
8

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2014	13.531460	14.691900	8.58%	33,300
2013	9.940186	13.531460	36.13%	29,406
2012	9.083641	9.940186	9.43%	3,518
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	12.133258	12.456988	2.67%	156,093
2013	9.537949	12.133258	27.21%	51,095
2012	8.358114	9.537949	14.12%	5,023
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	12.012839	12.309826	2.47%	5,569,943
2013	10.663756	12.012839	12.65%	3,712,859
2012	9.773150	10.663756	9.11%	1,312,007
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	12.195542	12.544967	2.87%	134,795
2013	10.237652	12.195542	19.12%	48,020
2012	9.169449	10.237652	11.65%	1,817
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.430565	11.605240	1.53%	1,083,527
2013	11.087244	11.430565	3.10%	722,174
2012	10.497989	11.087244	5.61%	215,174
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.792845	10.843625	0.47%	3,143,871
2013*	10.000000	10.792845	7.93%	636,734
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.930952	10.848497	-0.75%	9,228,370
2013*	10.000000	10.930952	9.31%	2,238,021
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	12.108469	12.440261	2.74%	4,257,095
2013	10.461468	12.108469	15.74%	3,871,062
2012	9.476046	10.461468	10.40%	516,399
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	12.145260	12.477060	2.73%	251,224
2013	9.946771	12.145260	22.10%	61,327
2012	8.835604	9.946771	12.58%	15,788
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	11.865930	12.134187	2.26%	1,843,116
2013	10.857085	11.865930	9.29%	1,266,243
2012	10.042298	10.857085	8.11%	341,876
9

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2014	11.634780	11.966029	2.85%	115,966
2013	12.099576	11.634780	-3.84%	58,371
2012	11.458211	12.099576	5.60%	86,046
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	12.583641	12.966964	3.05%	105,570
2013	13.075685	12.583641	-3.76%	27,689
2012	12.424769	13.075685	5.24%	1,085
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2014	31.854512	29.503519	-7.38%	16,572
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	12.218455	12.553135	2.74%	126,734
2013	12.961773	12.218455	-5.73%	100,977
2012	12.801881	12.961773	1.25%	6,059
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2014	8.887692	8.669291	-2.46%	52,049
2013	7.694573	8.887692	15.51%	13,060
2012	6.796997	7.694573	13.21%	2,393
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2014	10.263564	9.459956	-7.83%	81,612
2013	8.632502	10.263564	18.89%	20,565
2012	7.432925	8.632502	16.14%	2,376
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	22.846408	23.565644	3.15%	30,654
2013	18.273978	22.846408	25.02%	22,461
2012	16.048045	18.273978	13.87%	2,890
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	14.734335	15.140265	2.75%	3,198,309
2013	13.221841	14.734335	11.44%	2,353,134
2012	12.303112	13.221841	7.47%	794,851
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	16.731206	17.295177	3.37%	62,445
2013	14.250979	16.731206	17.40%	15,128
2012	12.922393	14.250979	10.28%	9,138
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	13.392845	13.670380	2.07%	968,554
2013	13.003124	13.392845	3.00%	743,117
2012	12.584001	13.003124	3.33%	178,281
10

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.628092	10.698535	0.66%	2,791,886
2013*	10.000000	10.628092	6.28%	757,693
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.716307	10.711302	-0.05%	6,073,941
2013*	10.000000	10.716307	7.16%	1,448,182
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	18.205323	18.813468	3.34%	1,760,872
2013	15.887798	18.205323	14.59%	1,525,223
2012	14.593590	15.887798	8.87%	202,984
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	20.924427	21.577330	3.12%	60,535
2013	17.402708	20.924427	20.24%	28,520
2012	15.570810	17.402708	11.76%	379
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	15.853731	16.314521	2.91%	1,247,087
2013	14.603455	15.853731	8.56%	843,476
2012	13.758057	14.603455	6.14%	181,776
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2014	20.503983	21.870050	6.66%	55,237
2013	15.312714	20.503983	33.90%	27,628
2012	13.161472	15.312714	16.34%	4,600
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2014*	10.000000	9.923636	-0.76%	2,684,635
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2014*	10.000000	10.119435	1.19%	241,889
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	30.690390	32.993849	7.51%	58,324
2013	23.477812	30.690390	30.72%	19,068
2012	20.342486	23.477812	15.41%	1,483
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	9.598934	9.430955	-1.75%	595,527
2013	9.769905	9.598934	-1.75%	367,160
2012	9.944406	9.769905	-1.75%	85,871
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	14.535835	14.836111	2.07%	306,586
2013	14.962997	14.535835	-2.85%	137,980
2012	13.568081	14.962997	10.28%	26,828
11

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	10.849797	10.515782	-3.08%	49,745
2013	9.120622	10.849797	18.96%	29,565
2012	8.036198	9.120622	13.49%	4,903
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014	16.879954	14.979570	-11.26%	28,647
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	12.972341	14.038767	8.22%	44,883
2013	9.822877	12.972341	32.06%	15,883
2012	8.608756	9.822877	14.10%	4,078
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	12.303435	13.326338	8.31%	121,260
2013	9.274032	12.303435	32.67%	70,155
2012	8.027444	9.274032	15.53%	6,215
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	13.802708	14.065582	1.90%	28,010
2013	10.135533	13.802708	36.18%	12,811
2012	8.998670	10.135533	12.63%	1,336
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	14.715228	16.918435	14.97%	67,357
2013	11.038815	14.715228	33.30%	39,511
2012	9.657332	11.038815	14.31%	1,781
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2014	21.720263	21.881801	0.74%	8,621
2013	15.357297	21.720263	41.43%	2,416
2012	13.821797	15.357297	11.11%	211
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2014	31.375631	32.912037	4.90%	24,512
2013	22.806201	31.375631	37.57%	15,774
2012	19.295405	22.806201	18.19%	1,170
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2014	29.361478	29.007985	-1.20%	11,375
2013	21.262124	29.361478	38.09%	8,410
2012	18.781832	21.262124	13.21%	673
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2014	19.557070	21.485335	9.86%	52,904
2013	15.219252	19.557070	28.50%	7,557
2012	13.606781	15.219252	11.85%	6,451
12

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	10.880056	13.747681	26.36%	165,134
2013	10.782698	10.880056	0.90%	37,727
2012	9.495610	10.782698	13.55%	3,324
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2014	11.663193	12.957639	11.10%	500,937
2013*	10.000000	11.663193	16.63%	88,090
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.360863	10.229826	-1.26%	432,288
2013	10.534295	10.360863	-1.65%	191,808
2012	10.357453	10.534295	1.71%	21,590
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2014	12.531398	12.872484	2.72%	67,678
2013*	10.000000	12.531398	25.31%	13,024
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	16.051858	14.486038	-9.75%	154,350
2013	13.604035	16.051858	17.99%	104,981
2012	11.581113	13.604035	17.47%	16,390
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2014	10.708920	10.804568	0.89%	18,359
2013	10.142390	10.708920	5.59%	4,213
2012*	10.000000	10.142390	1.42%	0
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2014	11.658148	11.555381	-0.88%	25,626
2013	10.261092	11.658148	13.62%	23,309
2012*	10.000000	10.261092	2.61%	0
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2014	11.307362	11.387046	0.70%	22,006
2013	10.278741	11.307362	10.01%	4,312
2012*	10.000000	10.278741	2.79%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	28.889338	28.967317	0.27%	39,175
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	9.006445	-9.94%	43,784
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2014	21.029962	22.810911	8.47%	71,935
2013	16.284679	21.029962	29.14%	41,051
2012	14.214463	16.284679	14.56%	2,529
13

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2014	31.518440	34.575949	9.70%	38,782
2013	22.812364	31.518440	38.16%	13,120
2012	19.732795	22.812364	15.61%	976
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.418202	10.282437	-1.30%	76,532
2013	10.592193	10.418202	-1.64%	34,767
2012*	10.000000	10.592193	5.92%	6,040
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014	9.127227	9.093453	-0.37%	7,441
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.773874	11.602645	-1.45%	26,053
2013	12.825863	11.773874	-8.20%	23,544
2012	12.405808	12.825863	3.39%	892
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	11.402909	11.287188	-1.01%	823,599
2013	11.633026	11.402909	-1.98%	583,560
2012	11.196933	11.633026	3.89%	81,366
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.325496	10.567590	2.34%	905,946
2013	10.729699	10.325496	-3.77%	753,583
2012	9.973762	10.729699	7.58%	233,987
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2014	21.700606	27.978326	28.93%	129,762
2013	14.674413	21.700606	47.88%	36,465
2012	11.401817	14.674413	28.70%	10,771
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.414541	8.252493	-20.76%	29,907
2013	9.610602	10.414541	8.37%	4,322
2012*	10.000000	9.610602	-3.89%	754
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	23.647102	22.796945	-3.60%	38,172
2013	16.020725	23.647102	47.60%	12,299
2012	15.116906	16.020725	5.98%	2,128
14

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2014	11.095351	11.336651	2.17%	34,071
2013	10.109592	11.095351	9.75%	5,972
2012*	10.000000	10.109592	1.10%	277
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	30.769933	32.868914	6.82%	38,451
2013	22.800524	30.769933	34.95%	15,878
2012	19.629588	22.800524	16.15%	3,171
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	12.728673	12.892289	1.29%	73,339
2013	14.184631	12.728673	-10.26%	47,246
2012	13.472357	14.184631	5.29%	13,687
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2014	19.518511	22.245681	13.97%	34,069
2013	15.324475	19.518511	27.37%	26,590
2012	13.447730	15.324475	13.96%	9,192
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2014	11.951624	12.059422	0.90%	1,294,862
2013	10.108911	11.951624	18.23%	707,488
2012*	10.000000	10.108911	1.09%	30,483
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	14.782617	14.774408	-0.06%	430,696
2013	13.176970	14.782617	12.19%	234,050
2012	12.221543	13.176970	7.82%	26,874
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2014	12.180737	12.614223	3.56%	43,712
2013*	10.000000	12.180737	21.81%	18,702
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.841571	8.42%	15,977
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	31.480821	32.447778	3.07%	2,974
2013	22.816722	31.480821	37.97%	7,421
2012	20.106417	22.816722	13.48%	4,413
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2014	21.199542	23.510032	10.90%	12,540
2013	16.416157	21.199542	29.14%	15,830
2012	14.499648	16.416157	13.22%	834
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2014	20.071167	21.220085	5.72%	31,740
2013	16.941897	20.071167	18.47%	31,269
2012	15.689093	16.941897	7.99%	13,772
15

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014	10.027409	9.888134	-1.39%	11,014
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2014	14.198993	14.508393	2.18%	75,419
2013	12.793112	14.198993	10.99%	58,873
2012	11.693642	12.793112	9.40%	18,818
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2014	14.667963	15.042833	2.56%	5,353
2013	12.936935	14.667963	13.38%	1,801
2012	11.669522	12.936935	10.86%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2014	15.284923	15.697732	2.70%	2,381
2013	12.839946	15.284923	19.04%	854
2012	11.369757	12.839946	12.93%	869
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2014	19.124767	16.357623	-14.47%	24,698
2013	15.711387	19.124767	21.73%	8,222
2012	15.300242	15.711387	2.69%	390
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2014	20.557336	21.865659	6.36%	111,055
2013	16.401790	20.557336	25.34%	62,564
2012	14.291310	16.401790	14.77%	8,748
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2014	21.610653	23.522829	8.85%	159,579
2013	16.205978	21.610653	33.35%	53,007
2012	14.448071	16.205978	12.17%	8,601
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2014	12.870188	13.328146	3.56%	35,262
2013	13.403317	12.870188	-3.98%	27,229
2012	12.945119	13.403317	3.54%	18,049
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2014	33.678383	35.013378	3.96%	26,321
2013	25.279972	33.678383	33.22%	17,187
2012	22.506390	25.279972	12.32%	3,465
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	12.015766	12.116992	0.84%	139,145
2013	9.901081	12.015766	21.36%	80,453
2012	8.755911	9.901081	13.08%	1,125
16

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	14.132974	14.497013	2.58%	206,433
2013	12.650361	14.132974	11.72%	73,537
2012	11.453388	12.650361	10.45%	21,965
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2014	31.179122	30.745576	-1.39%	5,739
2013	23.340627	31.179122	33.58%	5,229
2012	20.108351	23.340627	16.07%	3,349
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2014	9.710786	9.695951	-0.15%	170,274
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	11.333471	11.550900	1.92%	12,014
2013	10.178016	11.333471	11.35%	10,629
2012*	10.000000	10.178016	1.78%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.864869	10.123204	2.62%	24,453
2013*	10.000000	9.864869	-1.35%	7,754
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2014	12.038745	11.014633	-8.51%	21,906
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2014	17.039279	16.362123	-3.97%	30,051
2013	13.173078	17.039279	29.35%	21,159
2012	10.956550	13.173078	20.23%	3,397
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2014	12.488852	12.755880	2.14%	25,495
2013	9.914927	12.488852	25.96%	9,878
2012*	10.000000	9.914927	-0.85%	3,433
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	16.414568	15.247004	-7.11%	279,445
2013	13.378593	16.414568	22.69%	128,200
2012	11.449652	13.378593	16.85%	25,644
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	11.666264	11.656668	-0.08%	116,235
2013	10.767691	11.666264	8.35%	52,139
2012*	10.000000	10.767691	7.68%	5,165
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	12.770848	13.507213	5.77%	83,632
2013	10.023807	12.770848	27.41%	41,283
2012*	10.000000	10.023807	0.24%	2,059
17

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	26.365808	28.040748	6.35%	29,240
2013	20.544547	26.365808	28.33%	28,039
2012	16.917674	20.544547	21.44%	13,559
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	13.163399	14.113205	7.22%	32,752
2013	9.915766	13.163399	32.75%	5,843
2012*	10.000000	9.915766	-0.84%	386
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	32.404704	27.927566	-13.82%	3,515
2013	28.918947	32.404704	12.05%	2,314
2012	26.060546	28.918947	10.97%	241
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014	9.799432	9.162735	-6.50%	34,478
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	14.100140	12.788982	-9.30%	44,649
2013	10.183068	14.100140	38.47%	36,388
2012*	10.000000	10.183068	1.83%	4,979
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	24.355034	26.316484	8.05%	75,619
2013	18.318495	24.355034	32.95%	31,977
2012	16.122926	18.318495	13.62%	5,231
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	14.662964	14.539877	-0.84%	105,266
2013	11.716593	14.662964	25.15%	43,911
2012	10.307925	11.716593	13.67%	7,184
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	12.796551	13.932438	8.88%	35,072
2013	10.084994	12.796551	26.89%	12,391
2012	9.040233	10.084994	11.56%	4,688
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2014	19.617821	21.725846	10.75%	32,455
2013	15.195144	19.617821	29.11%	5,338
2012	13.541825	15.195144	12.21%	1,209
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	13.467867	13.864243	2.94%	1,522,687
2013	11.141370	13.467867	20.88%	770,991
2012	9.820076	11.141370	13.46%	175,479
18

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	10.809399	11.126283	2.93%	695,206
2013	11.315634	10.809399	-4.47%	411,217
2012	10.995134	11.315634	2.91%	158,079
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	14.686033	14.663961	-0.15%	243,917
2013	11.643199	14.686033	26.13%	155,682
2012	9.726901	11.643199	19.70%	2,203
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	13.234019	14.022697	5.96%	448,728
2013	10.413584	13.234019	27.08%	276,072
2012	9.046835	10.413584	15.11%	30,590
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	11.858170	12.816088	8.08%	1,072,685
2013	9.095307	11.858170	30.38%	667,290
2012	7.924459	9.095307	14.78%	216,731
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	19.009644	19.114320	0.55%	10,224
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2014	22.124037	23.628957	6.80%	87,947
2013	16.676857	22.124037	32.66%	37,141
2012	14.393787	16.676857	15.86%	763
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2014	12.053878	12.594061	4.48%	8,753
2013	8.564913	12.053878	40.74%	12,187
2012	7.476887	8.564913	14.55%	7,694
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2014	13.376068	14.493622	8.35%	47,577
2013	9.846058	13.376068	35.85%	34,355
2012	9.016009	9.846058	9.21%	4,536
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	11.993938	12.288876	2.46%	45,917
2013	9.447642	11.993938	26.95%	39,218
2012	8.295902	9.447642	13.88%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	11.874946	12.143745	2.26%	643,890
2013	10.562844	11.874946	12.42%	434,720
2012	9.700454	10.562844	8.89%	87,533
19

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	12.055552	12.375742	2.66%	241,124
2013	10.140761	12.055552	18.88%	131,246
2012	9.101244	10.140761	11.42%	12,199
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.299369	11.448690	1.32%	90,076
2013	10.982338	11.299369	2.89%	138,920
2012	10.419919	10.982338	5.40%	24,138
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.778167	10.806831	0.27%	573,133
2013*	10.000000	10.778167	7.78%	147,439
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.916085	10.811680	-0.96%	1,300,311
2013*	10.000000	10.916085	9.16%	333,876
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	11.969453	12.272399	2.53%	751,115
2013	10.362445	11.969453	15.51%	527,903
2012	9.405547	10.362445	10.17%	127,252
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	12.005828	12.308708	2.52%	59,762
2013	9.852628	12.005828	21.85%	27,615
2012	8.769858	9.852628	12.35%	14,939
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	11.729710	11.970472	2.05%	337,288
2013	10.754332	11.729710	9.07%	277,610
2012	9.967594	10.754332	7.89%	170,733
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2014	11.501237	11.804603	2.64%	30,551
2013	11.985097	11.501237	-4.04%	21,044
2012	11.373008	11.985097	5.38%	7,524
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	12.439242	12.792070	2.84%	39,613
2013	12.952001	12.439242	-3.96%	8,902
2012	12.332403	12.952001	5.02%	526
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2014	31.156320	28.798079	-7.57%	26,630
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	11.950681	12.253042	2.53%	16,555
2013	12.703573	11.950681	-5.93%	14,786
2012	12.572529	12.703573	1.04%	3,716
20

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2014	8.785622	8.552281	-2.66%	29,688
2013	7.621717	8.785622	15.27%	4,076
2012	6.746396	7.621717	12.97%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2014	10.104360	9.294249	-8.02%	77,715
2013	8.515928	10.104360	18.65%	33,003
2012	7.347534	8.515928	15.90%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	22.345704	23.002243	2.94%	5,138
2013	17.909927	22.345704	24.77%	1,014
2012	15.760488	17.909927	13.64%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	14.594888	14.966448	2.55%	333,373
2013	13.123412	14.594888	11.21%	254,141
2012	12.236480	13.123412	7.25%	99,859
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	16.572851	17.096610	3.16%	75,479
2013	14.144874	16.572851	17.17%	43,787
2012	12.852412	14.144874	10.06%	1,045
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	13.099296	13.343536	1.86%	96,873
2013	12.744055	13.099296	2.79%	43,684
2012	12.358508	12.744055	3.12%	16,510
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.613630	10.662226	0.46%	210,467
2013*	10.000000	10.613630	6.14%	41,508
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.701720	10.674947	-0.25%	809,138
2013*	10.000000	10.701720	7.02%	163,425
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	17.806277	18.363639	3.13%	426,826
2013	15.571226	17.806277	14.35%	231,677
2012	14.332048	15.571226	8.65%	21,907
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	20.465842	21.061472	2.91%	86,519
2013	17.056007	20.465842	19.99%	31,707
2012	15.291798	17.056007	11.54%	3,480
21

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	15.506288	15.924497	2.70%	134,464
2013	14.312546	15.506288	8.34%	98,380
2012	13.511552	14.312546	5.93%	11,370
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2014	20.309979	21.619027	6.45%	20,574
2013	15.198751	20.309979	33.63%	4,888
2012	13.090219	15.198751	16.11%	366
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2014*	10.000000	9.914214	-0.86%	317,476
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2014*	10.000000	10.109830	1.10%	40,043
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	30.017686	32.204971	7.29%	45,643
2013	23.010003	30.017686	30.45%	24,474
2012	19.977903	23.010003	15.18%	3,178
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	9.387808	9.204747	-1.95%	334,781
2013	9.574509	9.387808	-1.95%	156,343
2012	9.765449	9.574509	-1.96%	14,979
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	14.217275	14.481429	1.86%	131,246
2013	14.664939	14.217275	-3.05%	73,756
2012	13.325004	14.664939	10.06%	4,119
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	10.725252	10.373896	-3.28%	41,004
2013	9.034304	10.725252	18.72%	7,388
2012	7.976413	9.034304	13.26%	9,092
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014	16.516926	14.627548	-11.44%	9,389
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	12.823434	13.849379	8.00%	30,268
2013	9.729903	12.823434	31.79%	14,697
2012	8.544698	9.729903	13.87%	1,739
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	12.162131	13.146474	8.09%	46,615
2013	9.186203	12.162131	32.40%	23,167
2012	7.967675	9.186203	15.29%	7,311
22

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	13.644232	13.875771	1.70%	34,320
2013	10.039569	13.644232	35.90%	12,769
2012	8.931698	10.039569	12.40%	3,477
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	14.546263	16.690140	14.74%	30,874
2013	10.934308	14.546263	33.03%	23,033
2012	9.585454	10.934308	14.07%	3,896
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2014	21.244174	21.358593	0.54%	11,269
2013	15.051287	21.244174	41.15%	6,270
2012	13.574086	15.051287	10.88%	1,230
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2014	30.688022	32.125237	4.68%	8,497
2013	22.351848	30.688022	37.30%	8,469
2012	18.949634	22.351848	17.95%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2014	28.717928	28.314416	-1.41%	4,199
2013	20.838481	28.717928	37.81%	3,758
2012	18.445249	20.838481	12.97%	727
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2014	19.128379	20.971602	9.64%	17,162
2013	14.915989	19.128379	28.24%	2,356
2012	13.362918	14.915989	11.62%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	10.755035	13.562081	26.10%	89,387
2013	10.680542	10.755035	0.70%	26,033
2012	9.424859	10.680542	13.32%	7,159
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2014	11.647335	12.913677	10.87%	464,750
2013*	10.000000	11.647335	16.47%	138,300
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.241887	10.091776	-1.47%	107,397
2013	10.434583	10.241887	-1.85%	88,294
2012	10.280398	10.434583	1.50%	9,363
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2014	12.514368	12.828800	2.51%	55,668
2013*	10.000000	12.514368	25.14%	24,367
23

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	15.899946	14.319716	-9.94%	38,442
2013	13.502774	15.899946	17.75%	22,436
2012	11.518399	13.502774	17.23%	3,877
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2014	10.683618	10.757094	0.69%	11,175
2013	10.139064	10.683618	5.37%	2,510
2012*	10.000000	10.139064	1.39%	0
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2014	11.630621	11.504611	-1.08%	20,942
2013	10.257731	11.630621	13.38%	13,498
2012*	10.000000	10.257731	2.58%	0
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2014	11.280647	11.337017	0.50%	29,480
2013	10.275369	11.280647	9.78%	16,511
2012*	10.000000	10.275369	2.75%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	28.256219	28.274821	0.07%	28,695
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	8.994189	-10.06%	38,028
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2014	20.569009	22.265508	8.25%	18,084
2013	15.960199	20.569009	28.88%	9,691
2012	13.959700	15.960199	14.33%	1,263
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2014	30.827666	33.749328	9.48%	10,752
2013	22.357865	30.827666	37.88%	6,016
2012	19.379189	22.357865	15.37%	666
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.382876	10.226711	-1.50%	131,547
2013	10.577812	10.382876	-1.84%	94,553
2012*	10.000000	10.577812	5.78%	16,288
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014	9.114752	9.062546	-0.57%	13,234
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.662394	11.469395	-1.65%	16,388
2013	12.730338	11.662394	-8.39%	14,259
2012	12.338602	12.730338	3.17%	757
24

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	11.294935	11.157555	-1.22%	179,035
2013	11.546390	11.294935	-2.18%	90,743
2012	11.136275	11.546390	3.68%	37,465
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.269571	10.488961	2.14%	368,323
2013	10.693354	10.269571	-3.96%	244,889
2012	9.960299	10.693354	7.36%	65,166
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2014	21.539315	27.713887	28.67%	79,498
2013	14.595017	21.539315	47.58%	29,886
2012	11.363302	14.595017	28.44%	7,208
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.379231	8.207733	-20.92%	35,899
2013	9.597551	10.379231	8.14%	19,489
2012*	10.000000	9.597551	-4.02%	2,052
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	23.211348	22.331284	-3.79%	40,844
2013	15.757536	23.211348	47.30%	27,441
2012	14.898983	15.757536	5.76%	1,416
25

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2014	11.067087	11.290479	2.02%	2,603
2013	10.099288	11.067087	9.58%	978
2012*	10.000000	10.099288	0.99%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	30.261854	32.276721	6.66%	677
2013	22.458355	30.261854	34.75%	1,238
2012	19.364694	22.458355	15.98%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	12.516108	12.657600	1.13%	31,627
2013	13.969137	12.516108	-10.40%	8,351
2012	13.288066	13.969137	5.13%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2014	19.261251	21.918914	13.80%	7,779
2013	15.145649	19.261251	27.17%	1,558
2012	13.311218	15.145649	13.78%	226
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2014	11.930412	12.019600	0.75%	248,578
2013	10.106422	11.930412	18.05%	63,385
2012*	10.000000	10.106422	1.06%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	14.677369	14.646763	-0.21%	77,316
2013	13.103201	14.677369	12.01%	47,602
2012	12.171792	13.103201	7.65%	1,898
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2014	12.168294	12.582057	3.40%	21,631
2013*	10.000000	12.168294	21.68%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.830491	8.30%	2,883
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	30.961078	31.863244	2.91%	290
2013	22.474371	30.961078	37.76%	281
2012	19.835131	22.474371	13.31%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2014	20.849501	23.086481	10.73%	1,575
2013	16.169811	20.849501	28.94%	1,674
2012	14.303996	16.169811	13.04%	562
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2014	19.739772	20.837798	5.56%	1,220
2013	16.687695	19.739772	18.29%	1,252
2012	15.477413	16.687695	7.82%	532
26

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014	10.017111	9.862874	-1.54%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2014	14.011870	14.295277	2.02%	9,460
2013	12.643856	14.011870	10.82%	4,435
2012	11.574966	12.643856	9.23%	719
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2014	14.474615	14.821828	2.40%	18,281
2013	12.785948	14.474615	13.21%	17,663
2012	11.551050	12.785948	10.69%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2014	15.083411	15.467076	2.54%	28,044
2013	12.690069	15.083411	18.86%	14,611
2012	11.254305	12.690069	12.76%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2014	18.872608	16.117204	-14.60%	17,676
2013	15.527989	18.872608	21.54%	1,551
2012	15.144867	15.527989	2.53%	855
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2014	20.217816	21.471624	6.20%	14,843
2013	16.155606	20.217816	25.14%	5,245
2012	14.098424	16.155606	14.59%	840
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2014	21.253794	23.099004	8.68%	18,473
2013	15.962768	21.253794	33.15%	9,381
2012	14.253099	15.962768	12.00%	4,367
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2014	12.657694	13.088037	3.40%	2,843
2013	13.202218	12.657694	-4.12%	1,709
2012	12.770479	13.202218	3.38%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2014	33.122328	34.382591	3.80%	11,955
2013	24.900640	33.122328	33.02%	2,526
2012	22.202713	24.900640	12.15%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	11.911984	11.993944	0.69%	30,798
2013	9.830592	11.911984	21.17%	15,274
2012	8.706930	9.830592	12.91%	0
27

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	13.967963	14.305828	2.42%	58,455
2013	12.521814	13.967963	11.55%	30,914
2012	11.354426	12.521814	10.28%	5,807
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2014	30.664291	30.191621	-1.54%	894
2013	22.990371	30.664291	33.38%	894
2012	19.837005	22.990371	15.90%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2014	9.700854	9.671224	-0.31%	3,080
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	11.304616	11.503874	1.76%	679
2013	10.167635	11.304616	11.18%	711
2012*	10.000000	10.167635	1.68%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.854783	10.097385	2.46%	2,520
2013*	10.000000	9.854783	-1.45%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2014	11.980545	10.944608	-8.65%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2014	16.956943	16.258144	-4.12%	2,002
2013	13.129492	16.956943	29.15%	441
2012	10.937073	13.129492	20.05%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2014	12.457051	12.703933	1.98%	10,209
2013	9.904825	12.457051	25.77%	10,383
2012*	10.000000	9.904825	-0.95%	812
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	16.297741	15.115308	-7.26%	87,340
2013	13.303702	16.297741	22.51%	38,220
2012	11.403036	13.303702	16.67%	2,082
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	11.636539	11.609166	-0.24%	21,917
2013	10.756707	11.636539	8.18%	26,271
2012*	10.000000	10.756707	7.57%	3,405
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	12.738315	13.452185	5.60%	9,999
2013	10.013576	12.738315	27.21%	2,540
2012*	10.000000	10.013576	0.14%	0
28

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	25.930457	27.535550	6.19%	7,337
2013	20.236256	25.930457	28.14%	6,028
2012	16.689381	20.236256	21.25%	447
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	13.129661	14.055504	7.05%	11,175
2013	9.905487	13.129661	32.55%	3,235
2012*	10.000000	9.905487	-0.95%	1,396
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	31.869561	27.424288	-13.95%	77
2013	28.484938	31.869561	11.88%	9
2012	25.708882	28.484938	10.80%	2
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014	9.789409	9.139356	-6.64%	945
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	14.064242	12.736892	-9.44%	5,458
2013	10.172689	14.064242	38.25%	3,550
2012*	10.000000	10.172689	1.73%	2,682
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	23.952869	25.842325	7.89%	11,072
2013	18.043582	23.952869	32.75%	3,151
2012	15.905352	18.043582	13.44%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	14.580986	14.436485	-0.99%	22,522
2013	11.668920	14.580986	24.96%	10,870
2012	10.281748	11.668920	13.49%	174
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	12.744466	13.854497	8.71%	2,194
2013	10.059319	12.744466	26.69%	2,839
2012	9.031059	10.059319	11.39%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2014	19.478221	21.538248	10.58%	11,949
2013	15.110100	19.478221	28.91%	4,961
2012	13.486709	15.110100	12.04%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	13.310690	13.681474	2.79%	179,447
2013	11.028213	13.310690	20.70%	126,164
2012	9.735254	11.028213	13.28%	34,328
29

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	10.683291	10.979650	2.77%	146,063
2013	11.200755	10.683291	-4.62%	113,443
2012	10.900226	11.200755	2.76%	26,854
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	14.514649	14.470660	-0.30%	4,412
2013	11.524943	14.514649	25.94%	1,153
2012	9.642894	11.524943	19.52%	369
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	13.079528	13.837801	5.80%	24,547
2013	10.307778	13.079528	26.89%	1,287
2012	8.968657	10.307778	14.93%	858
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	11.737675	12.666441	7.91%	163,724
2013	9.016676	11.737675	30.18%	131,794
2012	7.868002	9.016676	14.60%	44,082
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	18.695763	18.769942	0.40%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2014	21.758697	23.203218	6.64%	7,514
2013	16.426574	21.758697	32.46%	5,242
2012	14.199541	16.426574	15.68%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2014	11.949694	12.466092	4.32%	0
2013	8.503886	11.949694	40.52%	0
2012	7.435009	8.503886	14.38%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2014	13.260465	14.346379	8.19%	12,620
2013	9.775903	13.260465	35.64%	13,235
2012	8.965523	9.775903	9.04%	1,317
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	11.890319	12.164071	2.30%	4,375
2013	9.380363	11.890319	26.76%	0
2012	8.249469	9.380363	13.71%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	11.772357	12.020417	2.11%	118,934
2013	10.487632	11.772357	12.25%	102,577
2012	9.646172	10.487632	8.72%	56,833
30

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	11.951410	12.250041	2.50%	19,614
2013	10.068560	11.951410	18.70%	14,680
2012	9.050311	10.068560	11.25%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.201751	11.332415	1.17%	19,278
2013	10.904150	11.201751	2.73%	8,262
2012	10.361633	10.904150	5.24%	6
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.767145	10.779272	0.11%	46,807
2013*	10.000000	10.767145	7.67%	23,207
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.904919	10.784098	-1.11%	124,576
2013*	10.000000	10.904919	9.05%	10,073
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	11.866058	12.147767	2.37%	48,926
2013	10.288671	11.866058	15.33%	41,640
2012	9.352918	10.288671	10.00%	5,870
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	11.902125	12.183719	2.37%	12,025
2013	9.782469	11.902125	21.67%	7,616
2012	8.720778	9.782469	12.17%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	11.628374	11.848909	1.90%	46,889
2013	10.677747	11.628374	8.90%	35,175
2012	9.911812	10.677747	7.73%	20,913
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2014	11.401917	11.684768	2.48%	35,976
2013	11.899810	11.401917	-4.18%	0
2012	11.309423	11.899810	5.22%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	12.331817	12.662207	2.68%	0
2013	12.859829	12.331817	-4.11%	0
2012	12.263446	12.859829	4.86%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2014	30.641852	28.279190	-7.71%	5,478
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	11.753335	12.032256	2.37%	0
2013	12.512938	11.753335	-6.07%	0
2012	12.402888	12.512938	0.89%	0
31

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2014	8.709707	8.465404	-2.80%	4,042
2013	7.567435	8.709707	15.09%	2,099
2012	6.708630	7.567435	12.80%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2014	9.986411	9.171695	-8.16%	2,073
2013	8.429405	9.986411	18.47%	2,038
2012	7.284044	8.429405	15.72%	1,163
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	21.976637	22.587732	2.78%	6,120
2013	17.641099	21.976637	24.58%	0
2012	15.547767	17.641099	13.46%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	14.490979	14.837165	2.39%	100,806
2013	13.049928	14.490979	11.04%	93,455
2012	12.186662	13.049928	7.08%	67,576
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	16.454880	16.948937	3.00%	12,202
2013	14.065705	16.454880	16.99%	1,930
2012	12.800099	14.065705	9.89%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	12.882997	13.103123	1.71%	4,252
2013	12.552822	12.882997	2.63%	4,769
2012	12.191753	12.552822	2.96%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.602780	10.635032	0.30%	29,946
2013*	10.000000	10.602780	6.03%	9,165
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.690787	10.647727	-0.40%	94,665
2013*	10.000000	10.690787	6.91%	17,026
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	17.512259	18.032786	2.97%	51,925
2013	15.337575	17.512259	14.18%	43,617
2012	14.138667	15.337575	8.48%	1,894
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	20.127929	20.682040	2.75%	5,435
2013	16.800084	20.127929	19.81%	2,845
2012	15.085484	16.800084	11.37%	0
32

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	15.250271	15.637618	2.54%	14,313
2013	14.097796	15.250271	8.17%	15,390
2012	13.329259	14.097796	5.77%	4,806
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2014	20.165435	21.432335	6.28%	191
2013	15.113690	20.165435	33.42%	201
2012	13.036939	15.113690	15.93%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2014*	10.000000	9.907148	-0.93%	31,325
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2014*	10.000000	10.102620	1.03%	19,153
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	29.522061	31.624771	7.12%	4,718
2013	22.664722	29.522061	30.26%	2,174
2012	19.708343	22.664722	15.00%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	9.232234	9.038357	-2.10%	13,838
2013	9.430266	9.232234	-2.10%	12,949
2012	9.633102	9.430266	-2.11%	1,032
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	13.982557	14.220555	1.70%	4,302
2013	14.444925	13.982557	-3.20%	2,436
2012	13.145245	14.444925	9.89%	645
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	10.632574	10.268527	-3.42%	933
2013	8.969949	10.632574	18.54%	0
2012	7.931754	8.969949	13.09%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014	16.249274	14.368478	-11.57%	623
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	12.712618	13.708690	7.84%	11,965
2013	9.660589	12.712618	31.59%	0
2012	8.496867	9.660589	13.70%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	12.057068	13.012971	7.93%	2,668
2013	9.120782	12.057068	32.19%	2,126
2012	7.923076	9.120782	15.12%	0
33

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	13.526317	13.734813	1.54%	4,967
2013	9.968046	13.526317	35.70%	0
2012	8.881687	9.968046	12.23%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	14.420566	16.520612	14.56%	10,685
2013	10.856424	14.420566	32.83%	0
2012	9.531795	10.856424	13.90%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2014	20.893389	20.973774	0.38%	0
2013	14.825411	20.893389	40.93%	0
2012	13.390907	14.825411	10.71%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2014	30.181215	31.546364	4.52%	213
2013	22.016351	30.181215	37.09%	0
2012	18.693871	22.016351	17.77%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2014	28.243703	27.804245	-1.56%	4,041
2013	20.525741	28.243703	37.60%	427
2012	18.196320	20.525741	12.80%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2014	18.812481	20.593711	9.47%	683
2013	14.692112	18.812481	28.04%	744
2012	13.182567	14.692112	11.45%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	10.662014	13.424239	25.91%	5,116
2013	10.604401	10.662014	0.54%	0
2012	9.372044	10.604401	13.15%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2014	11.635436	12.880755	10.70%	55,187
2013*	10.000000	11.635436	16.35%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.153430	9.989310	-1.62%	5,294
2013	10.360309	10.153430	-2.00%	3,768
2012	10.222898	10.360309	1.34%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2014	12.501577	12.796086	2.36%	0
2013*	10.000000	12.501577	25.02%	0
34

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	15.786737	14.195994	-10.08%	22,419
2013	13.427157	15.786737	17.57%	6,465
2012	11.471486	13.427157	17.05%	359
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2014	10.664643	10.721549	0.53%	956
2013	10.136567	10.664643	5.21%	1,001
2012*	10.000000	10.136567	1.37%	0
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2014	11.609967	11.466618	-1.23%	1,298
2013	10.255208	11.609967	13.21%	0
2012*	10.000000	10.255208	2.55%	0
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2014	11.260619	11.299564	0.35%	2,813
2013	10.272839	11.260619	9.62%	2,832
2012*	10.000000	10.272839	2.73%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	27.789621	27.765351	-0.09%	2,280
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	8.984982	-10.15%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2014	20.229362	21.864353	8.08%	3,354
2013	15.720688	20.229362	28.68%	2,888
2012	13.771324	15.720688	14.16%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2014	30.318552	33.141181	9.31%	5,540
2013	22.022269	30.318552	37.67%	3,808
2012	19.117619	22.022269	15.19%	110
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.356420	10.185033	-1.65%	12,707
2013	10.567028	10.356420	-1.99%	8,596
2012*	10.000000	10.567028	5.67%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014	9.105399	9.039396	-0.72%	980
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.579356	11.370305	-1.81%	2,313
2013	12.659052	11.579356	-8.53%	1,731
2012	12.288357	12.659052	3.02%	0
35

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	11.214499	11.061140	-1.37%	55,125
2013	11.481716	11.214499	-2.33%	62,481
2012	11.090916	11.481716	3.52%	1,273
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.227743	10.430246	1.98%	91,027
2013	10.666107	10.227743	-4.11%	72,134
2012	9.950190	10.666107	7.20%	15,609
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2014	21.418935	27.516881	28.47%	36,893
2013	14.535657	21.418935	47.35%	8,027
2012	11.334453	14.535657	28.24%	1,871
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.352783	8.174268	-21.04%	15,905
2013	9.587752	10.352783	7.98%	13,597
2012*	10.000000	9.587752	-4.12%	2,803
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	22.889291	21.987735	-3.94%	4,685
2013	15.562679	22.889291	47.08%	1,329
2012	14.737338	15.562679	5.60%	0
36

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2014	11.048251	11.259746	1.91%	94,751
2013	10.092402	11.048251	9.47%	52,415
2012*	10.000000	10.092402	0.92%	8,554
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	29.927338	31.887307	6.55%	38,198
2013	22.232804	29.927338	34.61%	29,821
2012	19.189871	22.232804	15.86%	4,029
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	12.376204	12.503325	1.03%	90,156
2013	13.827122	12.376204	-10.49%	85,399
2012	13.166455	13.827122	5.02%	19,547
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2014	19.091446	21.703488	13.68%	60,275
2013	15.027459	19.091446	27.04%	36,428
2012	13.220882	15.027459	13.66%	6,310
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2014	11.916280	11.993088	0.64%	1,420,245
2013	10.104760	11.916280	17.93%	1,428,533
2012*	10.000000	10.104760	1.05%	14,889
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	14.607535	14.562187	-0.31%	634,313
2013	13.054196	14.607535	11.90%	397,600
2012	12.138691	13.054196	7.54%	40,185
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2014	12.159997	12.560631	3.29%	60,070
2013*	10.000000	12.159997	21.60%	17,256
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.823098	8.23%	723
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	30.618868	31.478881	2.81%	7,052
2013	22.248661	30.618868	37.62%	5,853
2012	19.656053	22.248661	13.19%	5,256
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2014	20.619086	22.808024	10.62%	21,352
2013	16.007451	20.619086	28.81%	22,387
2012	14.174868	16.007451	12.93%	15,705
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2014	19.521593	20.586423	5.45%	31,426
2013	16.520104	19.521593	18.17%	27,211
2012	15.337686	16.520104	7.71%	4,064
37

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014	10.010236	9.846030	-1.64%	3,653
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2014	13.888325	14.154772	1.92%	58,291
2013	12.545176	13.888325	10.71%	56,621
2012	11.496399	12.545176	9.12%	4,659
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2014	14.347007	14.676154	2.29%	37,621
2013	12.686185	14.347007	13.09%	28,048
2012	11.472664	12.686185	10.58%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2014	14.950435	15.315059	2.44%	7,460
2013	12.591050	14.950435	18.74%	7,550
2012	11.177926	12.591050	12.64%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2014	18.706175	15.958734	-14.69%	53,793
2013	15.406781	18.706175	21.42%	32,705
2012	15.042052	15.406781	2.42%	2,741
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2014	19.994366	21.212633	6.09%	95,864
2013	15.993367	19.994366	25.02%	72,860
2012	13.971141	15.993367	14.47%	2,148
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2014	21.018865	22.820347	8.57%	118,253
2013	15.802459	21.018865	33.01%	88,321
2012	14.124403	15.802459	11.88%	6,588
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2014	12.517818	12.930203	3.29%	45,516
2013	13.069669	12.517818	-4.22%	45,730
2012	12.655223	13.069669	3.27%	21,726
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2014	32.756258	33.967851	3.70%	54,994
2013	24.650595	32.756258	32.88%	40,811
2012	22.002291	24.650595	12.04%	3,267
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	11.843193	11.912505	0.59%	232,068
2013	9.783808	11.843193	21.05%	160,237
2012	8.674370	9.783808	12.79%	35,509
38

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	13.858930	14.179668	2.31%	182,521
2013	12.436769	13.858930	11.44%	108,759
2012	11.288871	12.436769	10.17%	12,281
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2014	30.325331	29.827358	-1.64%	5,665
2013	22.759468	30.325331	33.24%	5,243
2012	19.657896	22.759468	15.78%	962
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2014	9.694231	9.654738	-0.41%	238,431
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	11.285380	11.472558	1.66%	22,249
2013	10.160719	11.285380	11.07%	22,620
2012*	10.000000	10.160719	1.61%	6,140
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.848043	10.080179	2.36%	61,392
2013*	10.000000	9.848043	-1.52%	29,399
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2014	11.941880	10.898141	-8.74%	20,584
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2014	16.902209	16.189086	-4.22%	19,570
2013	13.100487	16.902209	29.02%	5,689
2012	10.924093	13.100487	19.92%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2014	12.435865	12.669368	1.88%	18,076
2013	9.898072	12.435865	25.64%	13,881
2012*	10.000000	9.898072	-1.02%	1,137
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	16.220172	15.027973	-7.35%	586,098
2013	13.253920	16.220172	22.38%	495,630
2012	11.372019	13.253920	16.55%	32,328
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	11.616749	11.577594	-0.34%	181,778
2013	10.749390	11.616749	8.07%	222,961
2012*	10.000000	10.749390	7.49%	142,751
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	12.716657	13.415603	5.50%	101,305
2013	10.006763	12.716657	27.08%	64,610
2012*	10.000000	10.006763	0.07%	3,209
39

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	25.643905	27.203452	6.08%	26,078
2013	20.033088	25.643905	28.01%	24,246
2012	16.538740	20.033088	21.13%	1,574
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	13.107199	14.017124	6.94%	25,969
2013	9.898641	13.107199	32.41%	19,614
2012*	10.000000	9.898641	-1.01%	2,586
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	31.517293	27.093428	-14.04%	15,252
2013	28.198864	31.517293	11.77%	12,480
2012	25.476788	28.198864	10.68%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014	9.782726	9.123773	-6.74%	21,064
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	14.040316	12.702220	-9.53%	35,608
2013	10.165760	14.040316	38.11%	27,318
2012*	10.000000	10.165760	1.66%	441
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	23.688108	25.530576	7.78%	111,576
2013	17.862377	23.688108	32.61%	67,686
2012	15.761758	17.862377	13.33%	12,904
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	14.526499	14.367827	-1.09%	135,934
2013	11.637191	14.526499	24.83%	93,478
2012	10.264305	11.637191	13.38%	8,766
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	12.709775	13.802675	8.60%	108,810
2013	10.042183	12.709775	26.56%	65,192
2012	9.024919	10.042183	11.27%	5,215
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2014	19.385574	21.413917	10.46%	27,840
2013	15.053604	19.385574	28.78%	24,813
2012	13.450060	15.053604	11.92%	1,416
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	13.206766	13.560787	2.68%	1,501,588
2013	10.953289	13.206766	20.57%	1,431,254
2012	9.679028	10.953289	13.17%	191,828
40

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	10.599899	10.882810	2.67%	641,932
2013	11.124682	10.599899	-4.72%	587,399
2012	10.837297	11.124682	2.65%	132,944
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	14.401302	14.342990	-0.40%	136,505
2013	11.446637	14.401302	25.81%	105,764
2012	9.587174	11.446637	19.40%	9,121
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	12.977426	13.715751	5.69%	279,280
2013	10.237758	12.977426	26.76%	211,782
2012	8.916863	10.237758	14.81%	10,934
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	11.657913	12.567526	7.80%	854,790
2013	8.964552	11.657913	30.04%	750,654
2012	7.830551	8.964552	14.48%	164,624
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	18.489154	18.543558	0.29%	37,657
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2014	21.518216	22.923327	6.53%	35,602
2013	16.261624	21.518216	32.33%	30,281
2012	14.071359	16.261624	15.57%	1,462
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2014	11.880708	12.381471	4.21%	9,039
2013	8.463422	11.880708	40.38%	11,293
2012	7.407212	8.463422	14.26%	6,617
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2014	13.183866	14.248936	8.08%	19,956
2013	9.729364	13.183866	35.51%	27,856
2012	8.931994	9.729364	8.93%	7,245
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	11.821642	12.081451	2.20%	68,845
2013	9.335710	11.821642	26.63%	51,644
2012	8.218610	9.335710	13.59%	1,637
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	11.704365	11.938789	2.00%	807,752
2013	10.437720	11.704365	12.14%	621,285
2012	9.610103	10.437720	8.61%	199,443
41

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	11.882387	12.166858	2.39%	143,957
2013	10.020638	11.882387	18.58%	169,508
2012	9.016475	10.020638	11.14%	1,002
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.137086	11.255488	1.06%	205,906
2013	10.852280	11.137086	2.62%	211,892
2012	10.322914	10.852280	5.13%	92,155
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.759793	10.760901	0.01%	497,684
2013*	10.000000	10.759793	7.60%	334,535
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.897481	10.765736	-1.21%	750,964
2013*	10.000000	10.897481	8.97%	424,636
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	11.797543	12.065292	2.27%	1,173,143
2013	10.239715	11.797543	15.21%	1,015,854
2012	9.317957	10.239715	9.89%	230,268
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	11.833381	12.100970	2.26%	359,590
2013	9.735914	11.833381	21.54%	336,479
2012	8.688170	9.735914	12.06%	41,664
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	11.561245	11.768468	1.79%	422,336
2013	10.626957	11.561245	8.79%	344,735
2012	9.874778	10.626957	7.62%	153,558
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2014	11.336079	11.605431	2.38%	38,093
2013	11.843194	11.336079	-4.28%	35,786
2012	11.267148	11.843194	5.11%	17,076
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	12.260619	12.576244	2.57%	19,301
2013	12.798656	12.260619	-4.20%	15,840
2012	12.217619	12.798656	4.76%	782
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2014	30.303154	27.938018	-7.80%	44,406
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	11.623414	11.887106	2.27%	52,679
2013	12.387283	11.623414	-6.17%	62,188
2012	12.290923	12.387283	0.78%	35,055
42

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2014	8.659376	8.407890	-2.90%	49,591
2013	7.531388	8.659376	14.98%	9,924
2012	6.683524	7.531388	12.69%	529
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2014	9.908397	9.090759	-8.25%	49,378
2013	8.372107	9.908397	18.35%	42,374
2012	7.241943	8.372107	15.61%	2,687
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	21.733789	22.315306	2.68%	36,957
2013	17.463989	21.733789	24.45%	35,398
2012	15.407437	17.463989	13.35%	2,879
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	14.422004	14.751467	2.28%	417,982
2013	13.001097	14.422004	10.93%	358,849
2012	12.153512	13.001097	6.97%	97,271
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	16.376602	16.851083	2.90%	106,259
2013	14.013091	16.376602	16.87%	63,181
2012	12.765295	14.013091	9.77%	1,331
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	12.740586	12.945045	1.60%	164,213
2013	12.426751	12.740586	2.53%	162,853
2012	12.081680	12.426751	2.86%	60,590
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.595536	10.616906	0.20%	149,356
2013*	10.000000	10.595536	5.96%	131,152
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.683488	10.629578	-0.50%	516,116
2013*	10.000000	10.683488	6.83%	347,653
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	17.318724	17.815286	2.87%	522,342
2013	15.183567	17.318724	14.06%	446,989
2012	14.011054	15.183567	8.37%	61,760
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	19.905411	20.432495	2.65%	80,915
2013	16.631340	19.905411	19.69%	81,665
2012	14.949262	16.631340	11.25%	0
43

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	15.081694	15.448958	2.44%	108,181
2013	13.956215	15.081694	8.06%	100,437
2012	13.208920	13.956215	5.66%	20,976
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2014	20.069524	21.308616	6.17%	12,832
2013	15.057173	20.069524	33.29%	8,932
2012	13.001498	15.057173	15.81%	252
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2014*	10.000000	9.902433	-0.98%	54,021
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2014*	10.000000	10.097809	0.98%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	29.195791	31.243306	7.01%	38,685
2013	22.437147	29.195791	30.12%	28,840
2012	19.530446	22.437147	14.88%	1,916
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	9.129818	8.928965	-2.20%	100,594
2013	9.335189	9.129818	-2.20%	185,491
2012	9.545762	9.335189	-2.21%	26,137
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	13.828018	14.049031	1.60%	106,375
2013	14.299888	13.828018	-3.30%	84,184
2012	13.026591	14.299888	9.77%	22,121
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	10.571160	10.198779	-3.52%	33,958
2013	8.927250	10.571160	18.41%	17,054
2012	7.902091	8.927250	12.97%	894
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014	16.073054	14.198122	-11.67%	14,953
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	12.639216	13.615611	7.73%	51,006
2013	9.614618	12.639216	31.46%	49,585
2012	8.465103	9.614618	13.58%	2,203
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	11.987376	12.924536	7.82%	58,786
2013	9.077336	11.987376	32.06%	46,763
2012	7.893419	9.077336	15.00%	4,100
44

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	13.448209	13.641543	1.44%	21,737
2013	9.920609	13.448209	35.56%	17,431
2012	8.848477	9.920609	12.12%	819
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	14.337307	16.408460	14.45%	30,697
2013	10.804765	14.337307	32.69%	24,824
2012	9.496154	10.804765	13.78%	580
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2014	20.662449	20.720754	0.28%	22,962
2013	14.676513	20.662449	40.79%	12,964
2012	13.269999	14.676513	10.60%	981
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2014	29.847658	31.165846	4.42%	14,664
2013	21.795270	29.847658	36.95%	12,084
2012	18.525111	21.795270	17.65%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2014	27.931512	27.468815	-1.66%	12,580
2013	20.319595	27.931512	37.46%	4,778
2012	18.032036	20.319595	12.69%	309
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2014	18.604547	20.345283	9.36%	330
2013	14.544570	18.604547	27.91%	195
2012	13.063558	14.544570	11.34%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	10.600397	13.333044	25.78%	101,625
2013	10.553881	10.600397	0.44%	82,151
2012	9.336965	10.553881	13.03%	21,675
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2014	11.627490	12.858823	10.59%	287,426
2013*	10.000000	11.627490	16.27%	185,863
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.094804	9.921478	-1.72%	116,804
2013	10.311022	10.094804	-2.10%	94,700
2012	10.184712	10.311022	1.24%	35,588
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2014	12.493067	12.774308	2.25%	54,647
2013*	10.000000	12.493067	24.93%	39,129
45

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	15.711594	14.113984	-10.17%	34,673
2013	13.376906	15.711594	17.45%	24,835
2012	11.440266	13.376906	16.93%	1,983
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2014	10.651988	10.697895	0.43%	20,936
2013	10.134893	10.651988	5.10%	18,962
2012*	10.000000	10.134893	1.35%	0
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2014	11.596212	11.441331	-1.34%	16,337
2013	10.253519	11.596212	13.09%	16,203
2012*	10.000000	10.253519	2.54%	0
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2014	11.247267	11.274643	0.24%	18,342
2013	10.271155	11.247267	9.50%	13,088
2012*	10.000000	10.271155	2.71%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	27.482467	27.430424	-0.19%	45,673
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	8.978848	-10.21%	12,540
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2014	20.005831	21.600670	7.97%	40,699
2013	15.562853	20.005831	28.55%	29,541
2012	13.647025	15.562853	14.04%	7,739
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2014	29.983512	32.741484	9.20%	23,547
2013	21.801155	29.983512	37.53%	18,340
2012	18.945064	21.801155	15.08%	588
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.338797	10.157318	-1.76%	165,008
2013	10.559837	10.338797	-2.09%	158,061
2012*	10.000000	10.559837	5.60%	28,840
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014	9.099154	9.023964	-0.83%	2,377
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.524223	11.304614	-1.91%	38,414
2013	12.611677	11.524223	-8.62%	28,566
2012	12.254916	12.611677	2.91%	5,905
46

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	11.161119	10.997248	-1.47%	224,090
2013	11.438755	11.161119	-2.43%	257,199
2012	11.060744	11.438755	3.42%	65,087
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.199928	10.391266	1.88%	452,415
2013	10.647977	10.199928	-4.21%	414,232
2012	9.943457	10.647977	7.09%	103,911
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2014	21.338927	27.386120	28.34%	83,473
2013	14.496145	21.338927	47.20%	62,418
2012	11.315229	14.496145	28.11%	3,507
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.335155	8.151993	-21.12%	91,716
2013	9.581217	10.335155	7.87%	82,607
2012*	10.000000	9.581217	-4.19%	30,021
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	22.676759	21.761296	-4.04%	29,943
2013	15.433916	22.676759	46.93%	26,206
2012	14.630387	15.433916	5.49%	1,786
47

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2014	11.029439	11.229083	1.81%	0
2013	10.085525	11.029439	9.36%	0
2012*	10.000000	10.085525	0.86%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	29.596212	31.502257	6.44%	0
2013	22.009292	29.596212	34.47%	0
2012	19.016442	22.009292	15.74%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	12.237727	12.350787	0.92%	0
2013	13.686406	12.237727	-10.58%	0
2012	13.045835	13.686406	4.91%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2014	18.922925	21.489920	13.57%	0
2013	14.910049	18.922925	26.91%	0
2012	13.131046	14.910049	13.55%	0
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2014	11.902125	11.966596	0.54%	28,533
2013	10.103095	11.902125	17.81%	0
2012*	10.000000	10.103095	1.03%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	14.537944	14.477997	-0.41%	0
2013	13.005302	14.537944	11.78%	0
2012	12.105642	13.005302	7.43%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2014	12.151691	12.539212	3.19%	0
2013*	10.000000	12.151691	21.52%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.815705	8.16%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	30.280069	31.098730	2.70%	0
2013	22.024979	30.280069	37.48%	0
2012	19.478398	22.024979	13.07%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2014	20.390977	22.532641	10.50%	0
2013	15.846549	20.390977	28.68%	0
2012	14.046796	15.846549	12.81%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2014	19.305656	20.337892	5.35%	0
2013	16.354082	19.305656	18.05%	0
2012	15.199128	16.354082	7.60%	0
48

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014	10.003364	9.829217	-1.74%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2014	13.765746	14.015498	1.81%	0
2013	12.447178	13.765746	10.59%	0
2012	11.418286	12.447178	9.01%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2014	14.220412	14.531780	2.19%	0
2013	12.587099	14.220412	12.98%	0
2012	11.394733	12.587099	10.46%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2014	14.818510	15.164390	2.33%	0
2013	12.492711	14.818510	18.62%	0
2012	11.101991	12.492711	12.53%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2014	18.541012	15.801620	-14.77%	0
2013	15.286370	18.541012	21.29%	0
2012	14.939807	15.286370	2.32%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2014	19.773112	20.956449	5.98%	718
2013	15.832562	19.773112	24.89%	0
2012	13.844855	15.832562	14.36%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2014	20.786323	22.544793	8.46%	0
2013	15.643611	20.786323	32.87%	0
2012	13.996775	15.643611	11.77%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2014	12.379300	12.774041	3.19%	0
2013	12.938291	12.379300	-4.32%	0
2012	12.540861	12.938291	3.17%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2014	32.393887	33.557717	3.59%	0
2013	24.402823	32.393887	32.75%	0
2012	21.803479	24.402823	11.92%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	11.774741	11.831535	0.48%	2,438
2013	9.737205	11.774741	20.93%	0
2012	8.641912	9.737205	12.67%	0
49

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	13.750694	14.054530	2.21%	0
2013	12.352259	13.750694	11.32%	0
2012	11.223660	12.352259	10.06%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2014	29.989828	29.467188	-1.74%	0
2013	22.530691	29.989828	33.11%	0
2012	19.480253	22.530691	15.66%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2014	9.687601	9.638269	-0.51%	1,013
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	11.266161	11.441315	1.55%	0
2013	10.153788	11.266161	10.96%	0
2012*	10.000000	10.153788	1.54%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.841309	10.062981	2.25%	0
2013*	10.000000	9.841309	-1.59%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2014	11.903281	10.851809	-8.83%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2014	16.847611	16.120299	-4.32%	0
2013	13.071535	16.847611	28.89%	0
2012	10.911116	13.071535	19.80%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2014	12.414676	12.634847	1.77%	0
2013	9.891327	12.414676	25.51%	0
2012*	10.000000	9.891327	-1.09%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	16.142931	14.941114	-7.44%	648
2013	13.204300	16.142931	22.26%	0
2012	11.341055	13.204300	16.43%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	11.596963	11.546047	-0.44%	0
2013	10.742066	11.596963	7.96%	0
2012*	10.000000	10.742066	7.42%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	12.695006	13.379067	5.39%	763
2013	9.999936	12.695006	26.95%	0
2012*	10.000000	9.999936	0.00%	0
50

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	25.360125	26.874908	5.97%	0
2013	19.831652	25.360125	27.88%	0
2012	16.389240	19.831652	21.00%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	13.084716	13.978786	6.83%	0
2013	9.891772	13.084716	32.28%	0
2012*	10.000000	9.891772	-1.08%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	31.168507	26.766165	-14.12%	0
2013	27.915345	31.168507	11.65%	0
2012	25.246530	27.915345	10.57%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014	9.776041	9.108217	-6.83%	481
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	14.016405	12.667618	-9.62%	385
2013	10.158827	14.016405	37.97%	0
2012*	10.000000	10.158827	1.59%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	23.426074	25.222353	7.67%	0
2013	17.682848	23.426074	32.48%	0
2012	15.619350	17.682848	13.21%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	14.472182	14.299475	-1.19%	0
2013	11.605534	14.472182	24.70%	0
2012	10.246878	11.605534	13.26%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	12.675181	13.751048	8.49%	0
2013	10.025097	12.675181	26.43%	0
2012	9.018805	10.025097	11.16%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2014	19.293268	21.290168	10.35%	0
2013	14.997245	19.293268	28.65%	0
2012	13.413445	14.997245	11.81%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	13.103534	13.441022	2.58%	5,783
2013	10.878792	13.103534	20.45%	5,762
2012	9.623060	10.878792	13.05%	3,033
51

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	10.517076	10.786745	2.56%	6,903
2013	11.049063	10.517076	-4.81%	6,748
2012	10.774671	11.049063	2.55%	2,987
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	14.288769	14.216354	-0.51%	0
2013	11.368798	14.288769	25.68%	0
2012	9.531758	11.368798	19.27%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	12.875954	13.594589	5.58%	1,121
2013	10.168096	12.875954	26.63%	0
2012	8.865280	10.168096	14.70%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	11.578662	12.469336	7.69%	6,558
2013	8.912717	11.578662	29.91%	6,921
2012	7.793253	8.912717	14.36%	3,815
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	18.284617	18.319658	0.19%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2014	21.280109	22.646487	6.42%	0
2013	16.098128	21.280109	32.19%	0
2012	13.944169	16.098128	15.45%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2014	11.812024	12.297300	4.11%	0
2013	8.423100	11.812024	40.23%	0
2012	7.379479	8.423100	14.14%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2014	13.107685	14.152121	7.97%	0
2013	9.683031	13.107685	35.37%	0
2012	8.898556	9.683031	8.82%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	11.753265	11.999294	2.09%	0
2013	9.291209	11.753265	26.50%	0
2012	8.187826	9.291209	13.48%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	11.636713	11.857644	1.90%	0
2013	10.388000	11.636713	12.02%	0
2012	9.574146	10.388000	8.50%	0
52

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	11.813692	12.084148	2.29%	0
2013	9.972903	11.813692	18.46%	0
2012	8.982727	9.972903	11.02%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.072718	11.178998	0.96%	0
2013	10.800604	11.072718	2.52%	0
2012	10.284299	10.800604	5.02%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.752440	10.742558	-0.09%	0
2013*	10.000000	10.752440	7.52%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.890029	10.747369	-1.31%	85,304
2013*	10.000000	10.890029	8.90%	4,230
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	11.729330	11.983267	2.16%	0
2013	10.190928	11.729330	15.10%	0
2012	9.283067	10.190928	9.78%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	11.764943	12.018682	2.16%	0
2013	9.689509	11.764943	21.42%	0
2012	8.655633	9.689509	11.94%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	11.494427	11.688490	1.69%	0
2013	10.576351	11.494427	8.68%	0
2012	9.837830	10.576351	7.51%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2014	11.270571	11.526562	2.27%	0
2013	11.786815	11.270571	-4.38%	0
2012	11.225019	11.786815	5.00%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	12.189741	12.490763	2.47%	0
2013	12.737701	12.189741	-4.30%	0
2012	12.171912	12.737701	4.65%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2014	29.967920	27.600690	-7.90%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	11.494837	11.743590	2.16%	0
2013	12.262795	11.494837	-6.26%	0
2012	12.179887	12.262795	0.68%	0
53

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2014	8.609305	8.350721	-3.00%	0
2013	7.495499	8.609305	14.86%	0
2012	6.658488	7.495499	12.57%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2014	9.830994	9.010508	-8.35%	0
2013	8.315198	9.830994	18.23%	0
2012	7.200089	8.315198	15.49%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	21.493317	22.045835	2.57%	0
2013	17.288425	21.493317	24.32%	0
2012	15.268197	17.288425	13.23%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	14.353336	14.666217	2.18%	0
2013	12.952442	14.353336	10.82%	0
2012	12.120454	12.952442	6.86%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	16.298607	16.753676	2.79%	0
2013	13.960620	16.298607	16.75%	0
2012	12.730542	13.960620	9.66%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	12.599630	12.788741	1.50%	0
2013	12.301846	12.599630	2.42%	0
2012	11.972516	12.301846	2.75%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.588302	10.598807	0.10%	0
2013*	10.000000	10.588302	5.88%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.676193	10.611462	-0.61%	15,620
2013*	10.000000	10.676193	6.76%	4,294
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	17.127076	17.600125	2.76%	0
2013	15.030908	17.127076	13.95%	0
2012	13.884408	15.030908	8.26%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	19.685183	20.185772	2.54%	0
2013	16.464155	19.685183	19.56%	0
2012	14.814165	16.464155	11.14%	0
54

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	14.914797	15.262382	2.33%	0
2013	13.815906	14.914797	7.95%	0
2012	13.089553	13.815906	5.55%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2014	19.973956	21.185453	6.07%	0
2013	15.000801	19.973956	33.15%	0
2012	12.966115	15.000801	15.69%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2014*	10.000000	9.897707	-1.02%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2014*	10.000000	10.093001	0.93%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	28.872720	30.865983	6.90%	0
2013	22.211558	28.872720	29.99%	0
2012	19.353925	22.211558	14.77%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	9.028432	8.820785	-2.30%	0
2013	9.240975	9.028432	-2.30%	0
2012	9.459122	9.240975	-2.31%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	13.675061	13.879403	1.49%	0
2013	14.156194	13.675061	-3.40%	0
2012	12.908919	14.156194	9.66%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	10.510044	10.129433	-3.62%	0
2013	8.884716	10.510044	18.29%	0
2012	7.872503	8.884716	12.86%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014	15.898567	14.029631	-11.76%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	12.566157	13.523072	7.62%	0
2013	9.568821	12.566157	31.32%	0
2012	8.433406	9.568821	13.46%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	11.918075	12.836678	7.71%	0
2013	9.034083	11.918075	31.92%	0
2012	7.863867	9.034083	14.88%	0
55

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	13.370464	13.548800	1.33%	0
2013	9.873347	13.370464	35.42%	0
2012	8.815361	9.873347	12.00%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	14.254428	16.296941	14.33%	0
2013	10.753292	14.254428	32.56%	0
2012	9.460613	10.753292	13.66%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2014	20.433844	20.470546	0.18%	0
2013	14.528970	20.433844	40.64%	0
2012	13.150073	14.528970	10.49%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2014	29.517377	30.789469	4.31%	0
2013	21.576135	29.517377	36.81%	0
2012	18.357664	21.576135	17.53%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2014	27.622459	27.137101	-1.76%	0
2013	20.115307	27.622459	37.32%	0
2012	17.869057	20.115307	12.57%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2014	18.398691	20.099590	9.24%	0
2013	14.398350	18.398691	27.78%	0
2012	12.945487	14.398350	11.22%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	10.539067	13.242372	25.65%	0
2013	10.503576	10.539067	0.34%	0
2012	9.301977	10.503576	12.92%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2014	11.619549	12.836900	10.48%	0
2013*	10.000000	11.619549	16.20%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.036467	9.854059	-1.82%	0
2013	10.261925	10.036467	-2.20%	0
2012	10.146606	10.261925	1.14%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2014	12.484524	12.752522	2.15%	0
2013*	10.000000	12.484524	24.85%	0
56

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	15.636773	14.032396	-10.26%	0
2013	13.326827	15.636773	17.33%	0
2012	11.409125	13.326827	16.81%	0
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2014	10.639360	10.674288	0.33%	0
2013	10.133230	10.639360	4.99%	0
2012*	10.000000	10.133230	1.33%	0
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2014	11.582445	11.416062	-1.44%	0
2013	10.251832	11.582445	12.98%	0
2012*	10.000000	10.251832	2.52%	0
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2014	11.233926	11.249753	0.14%	0
2013	10.269462	11.233926	9.39%	0
2012*	10.000000	10.269462	2.69%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	27.178412	27.099198	-0.29%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	8.972701	-10.27%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2014	19.784433	21.339780	7.86%	0
2013	15.406366	19.784433	28.42%	0
2012	13.523659	15.406366	13.92%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2014	29.651819	32.346173	9.09%	0
2013	21.582024	29.651819	37.39%	0
2012	18.773867	21.582024	14.96%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.321188	10.129661	-1.86%	0
2013	10.552634	10.321188	-2.19%	0
2012*	10.000000	10.552634	5.53%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014	9.092908	9.008555	-0.93%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.469321	11.239250	-2.01%	0
2013	12.564421	11.469321	-8.72%	0
2012	12.221538	12.564421	2.81%	0
57

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	11.107934	10.933666	-1.57%	0
2013	11.395900	11.107934	-2.53%	0
2012	11.030626	11.395900	3.31%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.172145	10.352363	1.77%	0
2013	10.629848	10.172145	-4.31%	0
2012	9.936712	10.629848	6.98%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2014	21.259170	27.255890	28.21%	0
2013	14.456733	21.259170	47.05%	0
2012	11.296020	14.456733	27.98%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.317543	8.129764	-21.20%	0
2013	9.574679	10.317543	7.76%	0
2012*	10.000000	9.574679	-4.25%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	22.466058	21.537047	-4.14%	0
2013	15.306144	22.466058	46.78%	0
2012	14.524156	15.306144	5.38%	0
58

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2014	11.010639	11.198472	1.71%	70,514
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	29.268412	31.121454	6.33%	25,484
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	12.100659	12.199952	0.82%	36,777
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2014	18.755762	21.278296	13.45%	14,867
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2014	11.887977	11.940132	0.44%	615,783
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	14.468660	14.394246	-0.51%	413,121
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2014	12.143389	12.517817	3.08%	48,669
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.808300	8.08%	24,405
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	29.944739	30.722857	2.60%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2014	20.165132	22.260273	10.39%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2014	19.091834	20.092057	5.24%	9,420
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014	9.996493	9.812409	-1.84%	68,656
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2014	13.644122	13.877444	1.71%	15,255
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2014	14.094800	14.388678	2.09%	62,623
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2014	14.687525	15.014961	2.23%	32,740
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2014	18.377138	15.645902	-14.86%	26,700
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2014	19.554060	20.703063	5.88%	53,366
59

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2014	20.556093	22.272269	8.35%	83,142
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2014	12.242154	12.619587	3.08%	29,256
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2014	32.035137	33.152108	3.49%	40,263
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	11.706605	11.751031	0.38%	124,173
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	13.643125	13.930309	2.10%	288,566
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2014	29.657612	29.110928	-1.84%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2014	9.680971	9.621816	-0.61%	65,688
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	11.246953	11.410116	1.45%	1,463
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.834575	10.045800	2.15%	41,246
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2014	11.864750	10.805597	-8.93%	10,051
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2014	16.793113	16.051685	-4.42%	1,915
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2014	12.393529	12.600404	1.67%	11,371
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	16.065969	14.854651	-7.54%	316,448
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	11.577199	11.514588	-0.54%	101,854
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	12.673363	13.342581	5.28%	68,984
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	25.079234	26.550030	5.86%	1,965
60

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	13.062275	13.940527	6.72%	21,378
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	30.823301	26.442585	-14.21%	8,499
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014	9.769345	9.092653	-6.93%	79,856
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	13.992537	12.633084	-9.72%	27,103
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	23.166576	24.917434	7.56%	45,871
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	14.418035	14.231403	-1.29%	97,206
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	12.640625	13.699517	8.38%	30,465
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2014	19.201317	21.167017	10.24%	29,938
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	13.001021	13.322223	2.47%	1,038,052
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	10.434838	10.691442	2.46%	363,321
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	14.177020	14.090739	-0.61%	105,753
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	12.775229	13.474432	5.47%	237,016
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	11.499829	12.371757	7.58%	577,731
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	18.082103	18.098219	0.09%	20,131
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2014	21.044310	22.372624	6.31%	62,606
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2014	11.743585	12.213538	4.00%	0
61

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2014	13.031802	14.055792	7.86%	8,734
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	11.685258	11.917648	1.99%	34,948
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	11.569358	11.776942	1.79%	350,266
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	11.745330	12.001919	2.18%	464,419
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.008655	11.102937	0.86%	39,597
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.745093	10.724230	-0.19%	606,676
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.882598	10.729036	-1.41%	669,292
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	11.661464	11.901731	2.06%	196,552
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	11.696872	11.936910	2.05%	256,263
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	11.427902	11.608949	1.58%	114,092
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2014	11.205370	11.448159	2.17%	264
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	12.119264	12.405833	2.36%	15,345
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2014	29.636012	27.267037	-7.99%	9,089
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	11.367522	11.601634	2.06%	929
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2014	8.559487	8.293899	-3.10%	40,251
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2014	9.754018	8.930800	-8.44%	63,167
62

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	21.255225	21.779300	2.47%	2,683
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	14.284904	14.581351	2.08%	116,838
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	16.220928	16.656758	2.69%	152,559
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	12.460086	12.634148	1.40%	28,260
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.581054	10.580716	0.00%	155,450
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.668877	10.593330	-0.71%	503,300
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	16.937451	17.387448	2.66%	130,205
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	19.467189	19.941802	2.44%	120,669
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	14.749667	15.077952	2.23%	12,289
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2014	19.878764	21.062905	5.96%	9,221
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2014*	10.000000	9.892996	-1.07%	399,153
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2014*	10.000000	10.088185	0.88%	100,735
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	28.552970	30.492929	6.79%	26,360
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	8.928072	8.713799	-2.40%	75,963
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	13.523599	13.711644	1.39%	47,215
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	10.449226	10.060512	-3.72%	9,281
63

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014	15.725783	13.862942	-11.85%	5,763
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	12.493391	13.431004	7.50%	27,193
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	11.849092	12.749316	7.60%	24,279
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	13.293073	13.456586	1.23%	21,059
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	14.171927	16.186032	14.21%	18,108
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2014	20.207486	20.223057	0.08%	4,577
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2014	29.190460	30.417285	4.20%	5,029
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2014	27.316590	26.809132	-1.86%	2,836
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2014	18.194917	19.856636	9.13%	8,428
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	10.478041	13.152227	25.52%	45,644
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2014	11.611606	12.814986	10.36%	364,215
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	9.978382	9.787010	-1.92%	23,933
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2014	12.475994	12.730766	2.04%	28,844
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	15.562210	13.951177	-10.35%	22,618
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2014	10.626717	10.650696	0.23%	9,608
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2014	11.568686	11.390830	-1.54%	49,129
64

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2014	11.220575	11.224878	0.04%	10,786
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	26.877420	26.771653	-0.39%	34,087
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	8.966561	-10.33%	43,553
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2014	19.565331	21.081858	7.75%	24,118
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2014	29.323383	31.955149	8.97%	12,966
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.303598	10.102046	-1.96%	56,072
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014	9.086649	8.993138	-1.03%	28,500
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.414620	11.174200	-2.11%	13,669
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	11.054956	10.870369	-1.67%	66,680
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.144395	10.313549	1.67%	145,406
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2014	21.179612	27.126126	28.08%	67,365
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.299944	8.107568	-21.29%	26,409
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	22.256994	21.314779	-4.23%	36,205
65

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2014	11.001249	11.183179	1.65%	0
2013	10.075212	11.001249	9.19%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	29.105747	30.932640	6.28%	0
2013	21.677809	29.105747	34.27%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	12.032657	12.125175	0.77%	0
2013	13.477754	12.032657	-10.72%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2014	18.672675	21.173172	13.39%	0
2013	14.735474	18.672675	26.72%	0
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2014	11.880913	11.926925	0.39%	16,824
2013	10.100590	11.880913	17.63%	3,367
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	14.434097	14.352496	-0.57%	0
2013	12.932238	14.434097	11.61%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2014	12.139237	12.507129	3.03%	0
2013*	10.000000	12.139237	21.39%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.804601	8.05%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	29.778348	30.536495	2.55%	0
2013	21.693312	29.778348	37.27%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2014	20.053009	22.125167	10.33%	0
2013	15.607855	20.053009	28.48%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2014	18.985726	19.970149	5.19%	0
2013	16.107778	18.985726	17.87%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014	9.993056	9.804009	-1.89%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2014	13.583691	13.808896	1.66%	0
2013	12.301440	13.583691	10.42%	0
66

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2014	14.032323	14.317559	2.03%	0
2013	12.439711	14.032323	12.80%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2014	14.622477	14.940810	2.18%	0
2013	12.346393	14.622477	18.44%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2014	18.295656	15.568540	-14.91%	0
2013	15.107258	18.295656	21.11%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2014	19.445395	20.577469	5.82%	0
2013	15.594079	19.445395	24.70%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2014	20.441809	22.137101	8.29%	0
2013	15.407973	20.441809	32.67%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2014	12.174124	12.543040	3.03%	0
2013	12.743413	12.174124	-4.47%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2014	31.857089	32.950955	3.43%	0
2013	24.035316	31.857089	32.54%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	11.672699	11.710992	0.33%	0
2013	9.667653	11.672699	20.74%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	13.589628	13.868585	2.05%	0
2013	12.226344	13.589628	11.15%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2014	29.492831	28.934338	-1.89%	0
2013	22.191355	29.492831	32.90%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2014	9.677654	9.613586	-0.66%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	11.237361	11.394543	1.40%	0
2013	10.143400	11.237361	10.78%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.831203	10.037204	2.10%	0
2013*	10.000000	9.831203	-1.69%	0
67

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2014	11.845525	10.782556	-8.97%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2014	16.765930	16.017504	-4.46%	0
2013	13.028142	16.765930	28.69%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2014	12.382949	12.583205	1.62%	0
2013	9.881198	12.382949	25.32%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	16.027608	14.811582	-7.59%	0
2013	13.130111	16.027608	22.07%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	11.567330	11.498878	-0.59%	0
2013	10.731073	11.567330	7.79%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	12.662547	13.324353	5.23%	0
2013	9.989704	12.662547	26.76%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	24.939869	26.388977	5.81%	0
2013	19.532986	24.939869	27.68%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	13.051049	13.921416	6.67%	0
2013	9.881473	13.051049	32.08%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	30.651982	26.282130	-14.26%	0
2013	27.494918	30.651982	11.48%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014	9.766000	9.084883	-6.97%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	13.980589	12.615834	-9.76%	0
2013	10.148427	13.980589	37.76%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	23.037893	24.766325	7.50%	0
2013	17.416548	23.037893	32.28%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	14.390984	14.197421	-1.35%	0
2013	11.558137	14.390984	24.51%	0
68

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	12.623372	13.673813	8.32%	0
2013	9.999463	12.623372	26.24%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2014	19.155436	21.105626	10.18%	0
2013	14.912983	19.155436	28.45%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	12.950052	13.263205	2.42%	1,377
2013	10.767889	12.950052	20.27%	1,358
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	10.393909	10.644051	2.41%	1,722
2013	10.936450	10.393909	-4.96%	1,655
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	14.121426	14.028293	-0.66%	0
2013	11.252912	14.121426	25.49%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	12.725135	13.414728	5.42%	0
2013	10.064440	12.725135	26.44%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	11.460607	12.323246	7.53%	1,523
2013	8.835394	11.460607	29.71%	1,602
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	17.981635	17.988437	0.04%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2014	20.927423	22.236970	6.26%	0
2013	15.855651	20.927423	31.99%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2014	11.709573	12.171916	3.95%	0
2013	8.362865	11.709573	40.02%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2014	12.994018	14.007851	7.80%	0
2013	9.613812	12.994018	35.16%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	11.651350	11.876986	1.94%	0
2013	9.224797	11.651350	26.30%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	11.535855	11.736821	1.74%	0
2013	10.313805	11.535855	11.85%	0
69

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	11.711257	11.960975	2.13%	0
2013	9.901625	11.711257	18.28%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	10.976728	11.065063	0.80%	0
2013	10.723441	10.976728	2.36%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.741417	10.715069	-0.25%	1,137
2013*	10.000000	10.741417	7.41%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.878865	10.719865	-1.46%	0
2013*	10.000000	10.878865	8.79%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	11.627625	11.861117	2.01%	0
2013	10.118089	11.627625	14.92%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	11.662954	11.896201	2.00%	0
2013	9.620270	11.662954	21.23%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	11.394765	11.569351	1.53%	0
2013	10.500768	11.394765	8.51%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2014	11.172906	11.409145	2.11%	0
2013	11.702639	11.172906	-4.53%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	12.084111	12.363510	2.31%	0
2013	12.646743	12.084111	-4.45%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2014	29.471290	27.101581	-8.04%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	11.304328	11.531230	2.01%	0
2013	12.078110	11.304328	-6.41%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2014	8.534667	8.265612	-3.15%	0
2013	7.441930	8.534667	14.68%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2014	9.715751	8.891202	-8.49%	0
2013	8.230355	9.715751	18.05%	0
70

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	21.137153	21.647226	2.41%	0
2013	17.028058	21.137153	24.13%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	14.250793	14.539078	2.02%	0
2013	12.879669	14.250793	10.65%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	16.182203	16.608483	2.63%	0
2013	13.882209	16.182203	16.57%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	12.390833	12.557503	1.35%	0
2013	12.116591	12.390833	2.26%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.577434	10.571671	-0.05%	1,159
2013*	10.000000	10.577434	5.77%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.665230	10.584292	-0.76%	1,146
2013*	10.000000	10.665230	6.65%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	16.843303	17.281934	2.60%	0
2013	14.804597	16.843303	13.77%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	19.359015	19.820834	2.39%	0
2013	16.216236	19.359015	19.38%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	14.667717	14.986498	2.17%	0
2013	13.607902	14.667717	7.79%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2014	19.831292	21.001836	5.90%	0
2013	14.916545	19.831292	32.95%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2014*	10.000000	9.890629	-1.09%	1,257
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2014*	10.000000	10.085783	0.86%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	28.394294	30.307927	6.74%	0
2013	21.877072	28.394294	29.79%	0
71

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	8.878284	8.660763	-2.45%	0
2013	9.101263	8.878284	-2.45%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	13.448409	13.628416	1.34%	0
2013	13.942977	13.448409	-3.55%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	10.418884	10.026157	-3.77%	0
2013	8.821203	10.418884	18.11%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014	15.640019	13.780267	-11.89%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	12.457182	13.385223	7.45%	0
2013	9.500417	12.457182	31.12%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	11.814708	12.705809	7.54%	0
2013	8.969491	11.814708	31.72%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	13.254513	13.410681	1.18%	0
2013	9.802758	13.254513	35.21%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	14.130800	16.130810	14.15%	0
2013	10.676407	14.130800	32.36%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2014	20.095190	20.100361	0.03%	0
2013	14.310125	20.095190	40.43%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2014	29.028207	30.232737	4.15%	0
2013	21.251152	29.028207	36.60%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2014	27.164786	26.646467	-1.91%	0
2013	19.812405	27.164786	37.11%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2014	18.093764	19.736135	9.08%	0
2013	14.181484	18.093764	27.59%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	10.447617	13.107320	25.46%	0
2013	10.428437	10.447617	0.18%	0
72

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2014	11.607630	12.804043	10.31%	0
2013*	10.000000	11.607630	16.08%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	9.949451	9.753627	-1.97%	0
2013	10.188609	9.949451	-2.35%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2014	12.471729	12.719885	1.99%	0
2013*	10.000000	12.471729	24.72%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	15.525035	13.910722	-10.40%	0
2013	13.251925	15.525035	17.15%	0
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2014	10.620388	10.638899	0.17%	0
2013	10.130718	10.620388	4.83%	0
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2014	11.561819	11.378235	-1.59%	0
2013	10.249299	11.561819	12.81%	0
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2014	11.213904	11.212455	-0.01%	0
2013	10.266921	11.213904	9.22%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	26.728050	26.609221	-0.44%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	8.963479	-10.37%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2014	19.456613	20.953972	7.70%	0
2013	15.174360	19.456613	28.22%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2014	29.160427	31.761287	8.92%	0
2013	21.256961	29.160427	37.18%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.294780	10.088216	-2.01%	0
2013	10.541831	10.294780	-2.34%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014	9.083527	8.985441	-1.08%	0
73

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.387349	11.141787	-2.16%	0
2013	12.493819	11.387349	-8.86%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	11.028531	10.838833	-1.72%	0
2013	11.331841	11.028531	-2.68%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.130569	10.294216	1.62%	0
2013	10.602684	10.130569	-4.45%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2014	21.139924	27.061434	28.01%	0
2013	14.397717	21.139924	46.83%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.291136	8.096473	-21.33%	0
2013	9.564874	10.291136	7.59%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	22.153176	21.204482	-4.28%	0
2013	15.116155	22.153176	46.55%	0
74

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2014	10.982451	11.152627	1.55%	7,518
2013	10.068317	10.982451	9.08%	7,597
2012*	10.000000	10.068317	0.68%	5,625
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	28.782917	30.558179	6.17%	12,975
2013	21.459344	28.782917	34.13%	8,716
2012	18.588944	21.459344	15.44%	43
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	11.897640	11.976833	0.67%	8,921
2013	13.340205	11.897640	-10.81%	9,832
2012	12.748550	13.340205	4.64%	4,909
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2014	18.507467	20.964339	13.28%	5,418
2013	14.620076	18.507467	26.59%	5,418
2012	12.908774	14.620076	13.26%	0
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2014	11.866789	11.900528	0.28%	2,511
2013	10.098926	11.866789	17.51%	1,626
2012*	10.000000	10.098926	0.99%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	14.365164	14.269312	-0.67%	22,391
2013	12.883684	14.365164	11.50%	17,172
2012	12.023275	12.883684	7.16%	7,786
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2014	12.130926	12.485747	2.92%	5,763
2013*	10.000000	12.130926	21.31%	2,470
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.797199	7.97%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	29.448071	30.166844	2.44%	883
2013	21.474692	29.448071	37.13%	873
2012	19.040545	21.474692	12.78%	44
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2014	19.830646	21.857400	10.22%	19,604
2013	15.450609	19.830646	28.35%	9,393
2012	13.731020	15.450609	12.52%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2014	18.775140	19.728400	5.08%	5,382
2013	15.945460	18.775140	17.75%	5,155
2012	14.857461	15.945460	7.32%	0
75

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014	9.986173	9.787214	-1.99%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2014	13.463495	13.672677	1.55%	0
2013	12.205107	13.463495	10.31%	0
2012	11.225020	12.205107	8.73%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2014	13.908193	14.176352	1.93%	0
2013	12.342309	13.908193	12.69%	0
2012	11.201851	12.342309	10.18%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2014	14.493040	14.793366	2.07%	963
2013	12.249652	14.493040	18.31%	963
2012	10.913993	12.249652	12.24%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2014	18.133744	15.414913	-14.99%	4,742
2013	14.988926	18.133744	20.98%	2,002
2012	14.686787	14.988926	2.06%	62
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2014	19.229704	20.328358	5.71%	6,667
2013	15.436922	19.229704	24.57%	6,682
2012	13.533599	15.436922	14.06%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2014	20.215082	21.869122	8.18%	34,218
2013	15.252692	20.215082	32.53%	23,523
2012	13.682083	15.252692	11.48%	13,178
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2014	12.039095	12.391204	2.92%	3,471
2013	12.615011	12.039095	-4.57%	3,360
2012	12.258973	12.615011	2.90%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2014	31.503792	32.552123	3.33%	545
2013	23.793129	31.503792	32.41%	1,055
2012	21.313396	23.793129	11.63%	167
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	11.605011	11.631141	0.23%	3,337
2013	9.621442	11.605011	20.62%	5,364
2012	8.561124	9.621442	12.39%	886
76

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	13.483172	13.745833	1.95%	93,327
2013	12.143009	13.483172	11.04%	63,094
2012	11.061898	12.143009	9.77%	27,387
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2014	29.165614	28.583969	-1.99%	1,030
2013	21.967646	29.165614	32.77%	1,035
2012	19.042266	21.967646	15.36%	226
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2014	9.671022	9.597151	-0.76%	13,697
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	11.218175	11.363426	1.29%	0
2013	10.136466	11.218175	10.67%	0
2012*	10.000000	10.136466	1.36%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.824468	10.020053	1.99%	900
2013*	10.000000	9.824468	-1.76%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2014	11.807120	10.736576	-9.07%	8,351
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2014	16.711594	15.949212	-4.56%	8,590
2013	12.999241	16.711594	28.56%	8,601
2012	10.878675	12.999241	19.49%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2014	12.361787	12.548814	1.51%	12,941
2013	9.874439	12.361787	25.19%	5,432
2012*	10.000000	9.874439	-1.26%	1,168
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	15.951061	14.725730	-7.68%	25,514
2013	13.080810	15.951061	21.94%	25,688
2012	11.263878	13.080810	16.13%	15,516
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	11.547573	11.467464	-0.69%	19,885
2013	10.723743	11.547573	7.68%	41,779
2012*	10.000000	10.723743	7.24%	21,420
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	12.640938	13.287985	5.12%	6,348
2013	9.982879	12.640938	26.63%	6,959
2012*	10.000000	9.982879	-0.17%	0
77

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	24.663271	26.069556	5.70%	2,778
2013	19.336156	24.663271	27.55%	4,524
2012	16.020816	19.336156	20.69%	2,691
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	13.028629	13.883259	6.56%	6,409
2013	9.874613	13.028629	31.94%	2,943
2012*	10.000000	9.874613	-1.25%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	30.311923	25.963884	-14.34%	2,384
2013	27.217783	30.311923	11.37%	875
2012	24.678978	27.217783	10.29%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014	9.759303	9.069337	-7.07%	31,770
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	13.956733	12.581382	-9.85%	10,280
2013	10.141492	13.956733	37.62%	15,439
2012*	10.000000	10.141492	1.41%	5,104
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	22.782329	24.466486	7.39%	10,513
2013	17.241002	22.782329	32.14%	7,860
2012	15.268221	17.241002	12.92%	6,889
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	14.337034	14.129694	-1.45%	47,776
2013	11.526613	14.337034	24.38%	35,932
2012	10.203372	11.526613	12.97%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	12.588919	13.622514	8.21%	723
2013	9.982389	12.588919	26.11%	723
2012	9.003473	9.982389	10.87%	13,601
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2014	19.063981	20.983330	10.07%	21,145
2013	14.857003	19.063981	28.32%	15,506
2012	13.322188	14.857003	11.52%	253
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	12.848561	13.145771	2.31%	208,923
2013	10.694457	12.848561	20.14%	187,672
2012	9.484316	10.694457	12.76%	15,498
78

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	10.312484	10.549847	2.30%	18,395
2013	10.861918	10.312484	-5.06%	17,538
2012	10.619417	10.861918	2.28%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	14.010754	13.904076	-0.76%	12,045
2013	11.176181	14.010754	25.36%	6,241
2012	9.394355	11.176181	18.97%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	12.625352	13.295893	5.31%	26,993
2013	9.995760	12.625352	26.31%	15,927
2012	8.737424	9.995760	14.40%	4,833
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	11.382472	12.226688	7.42%	37,022
2013	8.784156	11.382472	29.58%	41,137
2012	7.700587	8.784156	14.07%	2,190
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	17.782223	17.770721	-0.06%	19
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2014	20.695251	21.967720	6.15%	3,649
2013	15.695825	20.695251	31.85%	3,649
2012	13.630653	15.695825	15.15%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2014	11.641640	12.088895	3.84%	0
2013	8.322867	11.641640	39.88%	0
2012	7.310415	8.322867	13.85%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2014	12.918651	13.912338	7.69%	0
2013	9.567855	12.918651	35.02%	0
2012	8.815334	9.567855	8.54%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	11.583822	11.796044	1.83%	0
2013	9.180730	11.583822	26.18%	384
2012	8.111270	9.180730	13.18%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	11.469003	11.656842	1.64%	51,984
2013	10.264545	11.469003	11.73%	42,453
2012	9.484681	10.264545	8.22%	0
79

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	11.643410	11.879499	2.03%	3,425
2013	9.854361	11.643410	18.15%	3,448
2012	8.898775	9.854361	10.74%	2,172
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	10.913127	10.989682	0.70%	0
2013	10.672242	10.913127	2.26%	0
2012	10.188217	10.672242	4.75%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.734054	10.696745	-0.35%	53,917
2013*	10.000000	10.734054	7.34%	15,159
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.871405	10.701529	-1.56%	0
2013*	10.000000	10.871405	8.71%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	11.560275	11.780332	1.90%	16,649
2013	10.069798	11.560275	14.80%	41,756
2012	9.196320	10.069798	9.50%	13,401
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	11.595366	11.815137	1.90%	5,142
2013	9.574326	11.595366	21.11%	1,723
2012	8.574731	9.574326	11.66%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	11.328751	11.490543	1.43%	0
2013	10.450646	11.328751	8.40%	0
2012	9.745905	10.450646	7.23%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2014	11.108157	11.331400	2.01%	0
2013	11.646760	11.108157	-4.62%	0
2012	11.120167	11.646760	4.74%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	12.014093	12.279271	2.21%	0
2013	12.586370	12.014093	-4.55%	0
2012	12.058234	12.586370	4.38%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2014	29.144341	26.773426	-8.14%	6,574
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	11.178962	11.391655	1.90%	0
2013	11.956428	11.178962	-6.50%	0
2012	11.906138	11.956428	0.42%	0
80

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2014	8.485170	8.209248	-3.25%	2,026
2013	7.406374	8.485170	14.57%	1,906
2012	6.596234	7.406374	12.28%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2014	9.639599	8.812461	-8.58%	12,745
2013	8.174218	9.639599	17.93%	4,504
2012	7.096218	8.174218	15.19%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	20.902649	21.385114	2.31%	0
2013	16.856410	20.902649	24.00%	0
2012	14.924933	16.856410	12.94%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	14.182742	14.454808	1.92%	5,518
2013	12.831316	14.182742	10.53%	2,757
2012	12.037977	12.831316	6.59%	2,042
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	16.104915	16.512212	2.53%	2,455
2013	13.830086	16.104915	16.45%	2,476
2012	12.643935	13.830086	9.38%	1,545
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	12.253409	12.405497	1.24%	2,547
2013	11.994497	12.253409	2.16%	2,566
2012	11.703416	11.994497	2.49%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.570189	10.553611	-0.16%	1,270
2013*	10.000000	10.570189	5.70%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.657923	10.566192	-0.86%	0
2013*	10.000000	10.657923	6.58%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	16.656509	17.072766	2.50%	21,503
2013	14.655419	16.656509	13.65%	14,215
2012	13.572366	14.655419	7.98%	1,446
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	19.144282	19.580880	2.28%	803
2013	16.052812	19.144282	19.26%	803
2012	14.481183	16.052812	10.85%	0
81

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	14.505035	14.805082	2.07%	10,012
2013	13.470774	14.505035	7.68%	10,167
2012	12.795373	13.470774	5.28%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2014	19.736633	20.880164	5.79%	0
2013	14.860568	19.736633	32.81%	0
2012	12.877914	14.860568	15.40%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2014*	10.000000	9.885901	-1.14%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2014*	10.000000	10.080961	0.81%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	28.079326	29.941009	6.63%	5,982
2013	21.656579	28.079326	29.66%	5,961
2012	18.918860	21.656579	14.47%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	8.779455	8.555579	-2.55%	0
2013	9.009187	8.779455	-2.55%	0
2012	9.245579	9.009187	-2.56%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	13.299277	13.463479	1.23%	0
2013	13.802520	13.299277	-3.65%	0
2012	12.618776	13.802520	9.38%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	10.358492	9.957829	-3.87%	0
2013	8.779059	10.358492	17.99%	0
2012	7.798884	8.779059	12.57%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014	15.469808	13.616307	-11.98%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	12.384991	13.294008	7.34%	0
2013	9.455041	12.384991	30.99%	0
2012	8.354559	9.455041	13.17%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	11.746224	12.619213	7.43%	0
2013	8.926637	11.746224	31.59%	0
2012	7.790317	8.926637	14.59%	0
82

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	13.177666	13.319259	1.07%	366
2013	9.755918	13.177666	35.07%	362
2012	8.732915	9.755918	11.71%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	14.048896	16.020867	14.04%	0
2013	10.625415	14.048896	32.22%	0
2012	9.372148	10.625415	13.37%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2014	19.872287	19.857030	-0.08%	343
2013	14.165904	19.872287	40.28%	316
2012	12.854435	14.165904	10.20%	260
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2014	28.706308	29.866824	4.04%	3,059
2013	21.037040	28.706308	36.46%	3,050
2012	17.944994	21.037040	17.23%	184
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2014	26.863444	26.323873	-2.01%	4,062
2013	19.612714	26.863444	36.97%	4,062
2012	17.467384	19.612714	12.28%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2014	17.893068	19.497213	8.97%	0
2013	14.038553	17.893068	27.46%	0
2012	12.654456	14.038553	10.94%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	10.387006	13.017931	25.33%	10,693
2013	10.378588	10.387006	0.08%	10,546
2012	9.214927	10.378588	12.63%	2,219
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2014	11.599681	12.782159	10.19%	22,672
2013*	10.000000	11.599681	16.00%	8,754
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	9.891801	9.687166	-2.07%	0
2013	10.139962	9.891801	-2.45%	0
2012	10.051801	10.139962	0.88%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2014	12.463196	12.698164	1.89%	0
2013*	10.000000	12.463196	24.63%	0
83

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	15.450904	13.830092	-10.49%	5,855
2013	13.202184	15.450904	17.03%	1,080
2012	11.331470	13.202184	16.51%	0
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2014	10.607759	10.615345	0.07%	0
2013	10.129050	10.607759	4.73%	0
2012*	10.000000	10.129050	1.29%	0
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2014	11.548067	11.353045	-1.69%	0
2013	10.247605	11.548067	12.69%	0
2012*	10.000000	10.247605	2.48%	0
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2014	11.200564	11.187634	-0.12%	0
2013	10.265225	11.200564	9.11%	0
2012*	10.000000	10.265225	2.65%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	26.431530	26.287048	-0.55%	4,880
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	8.957341	-10.43%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2014	19.240734	20.700239	7.59%	3,655
2013	15.021393	19.240734	28.09%	939
2012	13.219623	15.021393	13.63%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2014	28.836962	31.376782	8.81%	5,274
2013	21.042720	28.836962	37.04%	12,451
2012	18.351799	21.042720	14.66%	5,190
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.277216	10.060673	-2.11%	17,743
2013	10.534639	10.277216	-2.44%	42,433
2012*	10.000000	10.534639	5.35%	36,254
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014	9.077276	8.970052	-1.18%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.332956	11.077206	-2.26%	2,799
2013	12.446898	11.332956	-8.95%	2,744
2012	12.138362	12.446898	2.54%	0
84

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	10.975869	10.776015	-1.82%	22,126
2013	11.289295	10.975869	-2.78%	22,126
2012	10.955543	11.289295	3.05%	26,595
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.102889	10.255570	1.51%	33,591
2013	10.584565	10.102889	-4.55%	37,656
2012	9.919841	10.584565	6.70%	11,334
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2014	21.060683	26.932388	27.88%	22,011
2013	14.358445	21.060683	46.68%	17,411
2012	11.248058	14.358445	27.65%	7,565
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.273556	8.074339	-21.41%	8,137
2013	9.558322	10.273556	7.48%	7,943
2012*	10.000000	9.558322	-4.42%	869
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	21.946731	20.985323	-4.38%	5,716
2013	14.990650	21.946731	46.40%	2,091
2012	14.261374	14.990650	5.11%	0
85

Maximum Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2014	10.944921	11.091711	1.34%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	26.010792	27.558398	5.95%	14,120
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	11.631809	11.685198	0.46%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2014	18.180859	20.552130	13.04%	3,553
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2014	10.927429	10.936014	0.08%	25,590
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	14.228110	14.104162	-0.87%	3,441
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2014	12.114296	12.443046	2.71%	642
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.782383	7.82%	1,799
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	26.560386	27.152835	2.23%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2014	17.719160	19.490038	9.99%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2014	16.980452	17.805978	4.86%	1,018
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014*	10.000000	9.813950	-1.86%	1,156
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2014	13.225932	13.403853	1.35%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2014	13.662755	13.897602	1.72%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2014	14.237308	14.502511	1.86%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2014	17.813662	15.111690	-15.17%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2014	17.302178	18.253167	5.50%	5,248
86

Maximum Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2014	17.816003	19.234198	7.96%	30,202
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2014	11.573071	11.887102	2.71%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2014	30.005095	30.939911	3.12%	1,002
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	11.470700	11.472935	0.02%	383
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	13.272455	13.503240	1.74%	87,564
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2014	26.215997	25.640420	-2.20%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.898677	-1.01%	54
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	11.179850	11.301376	1.09%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.810979	9.985768	1.78%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2014	11.730607	10.645105	-9.25%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2014	16.603336	15.813350	-4.76%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2014	12.319569	12.480287	1.30%	638
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	15.798878	14.555269	-7.87%	2,844
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	11.508132	11.404844	-0.90%	6,287
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	12.597754	13.215411	4.90%	1,458
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	22.605568	23.845490	5.49%	158
87

Maximum Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	12.983825	13.807122	6.34%	558
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	27.977619	23.915178	-14.52%	178
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014*	10.000000	9.360137	-6.40%	40,126
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	13.909048	12.512650	-10.04%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	20.823339	22.316785	7.17%	646
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	14.229577	13.995018	-1.65%	37,811
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	12.520176	13.520321	7.99%	1,792
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2014	18.882122	20.740514	9.84%	16,855
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	12.647730	12.913723	2.10%	62,338
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	10.151330	10.363680	2.09%	8,298
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	13.791764	13.658651	-0.97%	7,279
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	12.428017	13.061213	5.09%	6,264
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	11.227558	12.035531	7.20%	16,054
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	16.085578	16.042178	-0.27%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2014	18.652561	19.758788	5.93%	2,906
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2014	11.506869	11.924416	3.63%	0
88

Maximum Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2014	12.769122	13.723097	7.47%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	11.449690	11.635522	1.62%	53,257
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	11.336251	11.498276	1.43%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	11.508610	11.717858	1.82%	12,481
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	10.786840	10.840214	0.49%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.719329	10.660144	-0.55%	4,447
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.856494	10.664917	-1.76%	1,292
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	11.426432	11.620030	1.69%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	11.461122	11.654370	1.69%	2,585
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	11.197628	11.334227	1.22%	9,301
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2014	10.979595	11.177269	1.80%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	11.875091	12.112302	2.00%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2014	27.212984	24.947836	-8.32%	457
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	10.840570	11.024152	1.69%	703
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2014	8.386889	8.097502	-3.45%	2,684
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2014	9.488893	8.656884	-8.77%	0
89

Maximum Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	18.918703	19.315645	2.10%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	14.047416	14.287511	1.71%	621
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	15.951276	16.321122	2.32%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	11.744262	11.865623	1.03%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.555689	10.517499	-0.36%	39
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.643302	10.530038	-1.06%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	15.468802	15.822837	2.29%	15,617
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	17.543881	17.907152	2.07%	23,341
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	13.672807	13.926996	1.86%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2014	19.548352	20.638531	5.58%	470
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2014*	10.000000	9.876443	-1.24%	1,034
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2014*	10.000000	10.071321	0.71%	2,803
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	25.105343	26.714894	6.41%	476
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	8.584766	8.348687	-2.75%	609
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	12.565088	12.694110	1.03%	5,342
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	10.238565	9.822325	-4.07%	940
90

Maximum Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014	15.134350	13.293678	-12.16%	773
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	12.241666	13.113194	7.12%	1,409
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	11.610202	12.447477	7.21%	3,059
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	13.025144	13.138060	0.87%	1,296
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	13.886251	15.802905	13.80%	906
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2014	17.675492	17.625668	-0.28%	413
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2014	24.870237	25.822560	3.83%	430
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2014	24.059591	23.527936	-2.21%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2014	16.071411	17.476309	8.74%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	10.266665	12.840733	25.07%	750
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2014	11.583770	12.738439	9.97%	40,809
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	9.777318	9.555400	-2.27%	3,900
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2014	12.446117	12.654727	1.68%	1,021
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	15.303479	13.669999	-10.67%	424
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2014	10.131178	10.117622	-0.13%	0
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2014	10.694929	10.492729	-1.89%	0
91

Maximum Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2014	10.443829	10.410356	-0.32%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	24.200060	24.018368	-0.75%	747
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	8.945039	-10.55%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2014	17.393003	18.673950	7.36%	2,097
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2014	25.638692	27.839571	8.58%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.242084	10.005705	-2.31%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014*	10.000000	9.605032	-3.95%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.224773	10.948941	-2.46%	984
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	10.871110	10.651267	-2.02%	4,224
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.047724	10.178624	1.30%	2,786
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2014	20.902851	26.675744	27.62%	943
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.238440	8.030183	-21.57%	462
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	21.539034	20.553192	-4.58%	951
92

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and

Contract Owners of Nationwide Variable Account-II:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-II (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2014, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2014, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 13, 2015

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

Assets:
Investments at fair value:

Mid Cap Growth Portfolio - Class S Shares (ALMCS)
27,168 shares (cost $400,179)	$516,471
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)
9,552 shares (cost $113,910)	112,139
VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)
1,357,949 shares (cost $15,443,499)	15,847,261
VP Inflation Protection Fund - Class I (ACVIP1)
19,074 shares (cost $201,506)	198,941
Growth Fund - Class 1 (AFGF)
157,246 shares (cost $8,521,897)	12,603,246
High-Income Bond Fund - Class 1 (AFHY)
115,912 shares (cost $1,270,006)	1,221,711
Managed Risk Asset Allocation Fund - Class P2 (AVPAP2)
65,073,498 shares (cost $753,131,532)	798,451,825
U.S. Government/AAA-Rated Securities Fund - Class 1 (AFGC)
72,237 shares (cost $872,259)	895,737
Global Allocation V.I. Fund - Class III (MLVGA3)
23,764,987 shares (cost $351,338,504)	336,749,861
Money Market Portfolio(TM) (CHSMM)
8,890,050 shares (cost $8,890,050)	8,890,050
VIP Value Series: Service Class (DWVVLS)
21,593 shares (cost $566,271)	629,647
VIP Small Cap Value Series: Service Class (DWVSVS)
591,074 shares (cost $23,474,524)	23,690,226
Stock Index Fund, Inc. - Initial Shares (DSIF)
5,429,580 shares (cost $157,139,620)	244,276,807
Stock Index Fund, Inc. - Service Shares (DSIFS)
3,761,645 shares (cost $117,037,272)	169,386,875
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
992,902 shares (cost $24,918,165)	45,643,691
Floating-Rate Income Fund (ETVFR)
2,274,362 shares (cost $21,231,554)	20,901,389
VIP Real Estate Portfolio: Service Class 2 (FRESS2)
34,273 shares (cost $632,778)	667,305
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
562,697 shares (cost $6,428,003)	6,651,079
VA International Equity Fund (HVIE)
938,298 shares (cost $13,859,621)	14,796,957
VA Situs Fund (HVSIT)
1,541,948 shares (cost $30,685,737)	34,123,319
V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)
913,773 shares (cost $13,335,999)	12,646,615
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)
3,752,498 shares (cost $15,692,493)	21,539,336
Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
17,061 shares (cost $215,632)	209,848
Mid Cap Value Portfolio: Class 1 (JPMMV1)
1,405,999 shares (cost $12,423,998)	16,042,445
Balanced Portfolio: Service Shares (JABS)
342,220 shares (cost $9,734,810)	11,282,997
Enterprise Portfolio: Service Shares (JAMGS)
2,230 shares (cost $123,374)	132,141

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

Forty Portfolio: Service Shares (JACAS)
3,816,014 shares (cost $136,541,402)	149,625,911
Global Technology Portfolio: Service Shares (JAGTS)
4,313,726 shares (cost $31,958,588)	36,925,493
Overseas Portfolio: Service Shares (JAIGS)
2,021,051 shares (cost $78,701,244)	63,764,148
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
636,159 shares (cost $14,374,054)	12,697,740
Investors Growth Stock Series - Service Class (MIGSC)
484,385 shares (cost $5,168,840)	7,570,943
New Discovery Series - Service Class (MNDSC)
1,413,055 shares (cost $24,894,239)	21,619,748
Utilities Series - Service Class (MVUSC)
3,362 shares (cost $113,634)	112,563
Value Series - Service Class (MVFSC)
19,186,755 shares (cost $226,166,182)	384,694,430
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
7,871,174 shares (cost $142,695,625)	168,757,961
Core Plus Fixed Income Portfolio - Class I (MSVFI)
239,963 shares (cost $2,532,448)	2,562,806
Core Plus Fixed Income Portfolio - Class II (MSVF2)
1,410,250 shares (cost $14,019,033)	15,019,168
Emerging Markets Debt Portfolio - Class I (MSEM)
278,590 shares (cost $2,151,477)	2,214,790
Emerging Markets Debt Portfolio - Class II (MSEMB)
103,279 shares (cost $805,736)	815,907
Global Real Estate Portfolio - Class II (VKVGR2)
26,034 shares (cost $259,871)	275,176
U.S. Real Estate Portfolio - Class I (MSVRE)
1,526 shares (cost $21,527)	30,713
U.S. Real Estate Portfolio - Class II (MSVREB)
205 shares (cost $3,182)	4,108
American Funds NVIT Managed Asset Allocation Fund Class II (NAMAA2)
18,801,283 shares (cost $187,221,764)	186,508,730
American Funds NVIT Managed Growth-Income Fund Class II (NAMGI2)
2,139,404 shares (cost $21,653,925)	21,714,955
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2,933,145 shares (cost $44,100,634)	56,199,062
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
9,308,278 shares (cost $142,427,269)	177,601,954
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
211,946,706 shares (cost $3,687,581,000)	5,277,472,991
American Funds NVIT Bond Fund - Class II (GVABD2)
152,807,383 shares (cost $1,695,925,948)	1,761,869,129
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
7,211,938 shares (cost $160,088,860)	221,983,447
American Funds NVIT Growth Fund - Class II (GVAGR2)
4,376,614 shares (cost $245,999,922)	367,854,442
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
34,261,476 shares (cost $1,311,719,744)	2,022,454,926
Federated NVIT High Income Bond Fund - Class I (HIBF)
10,018,353 shares (cost $69,847,992)	66,622,046
NVIT Emerging Markets Fund - Class I (GEM)
1,105,199 shares (cost $12,604,402)	12,168,246
NVIT Emerging Markets Fund - Class II (GEM2)
5,508,523 shares (cost $62,563,436)	59,822,560

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

NVIT International Equity Fund - Class I (GIG)
2,176,826 shares (cost $23,380,410)	22,421,308
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
3,690,512 shares (cost $34,516,041)	37,717,035
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
8,070,536 shares (cost $68,285,056)	81,915,943
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)
3,021,115 shares (cost $28,718,990)	30,362,202
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
162,092 shares (cost $2,313,604)	2,677,762
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
9,076,507 shares (cost $75,058,362)	149,853,128
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
5,493,054 shares (cost $55,261,085)	59,819,362
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
180,033,440 shares (cost $1,835,389,565)	2,131,595,929
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
242,918,113 shares (cost $2,402,550,396)	2,934,450,805
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
69,226,006 shares (cost $732,957,329)	737,256,969
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
241,519,903 shares (cost $2,430,675,513)	2,900,654,039
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
35,756,857 shares (cost $340,167,379)	397,258,678
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
75,040,406 shares (cost $784,951,354)	859,963,058
NVIT Core Bond Fund - Class I (NVCBD1)
311,911 shares (cost $3,490,599)	3,406,063
NVIT Core Bond Fund - Class II (NVCBD2)
9,334,789 shares (cost $100,475,966)	101,562,503
NVIT Core Plus Bond Fund - Class II (NVLCP2)
5,650,005 shares (cost $64,819,995)	64,579,553
NVIT Nationwide Fund - Class I (TRF)
9,278,892 shares (cost $93,816,943)	135,657,407
NVIT Nationwide Fund - Class II (TRF2)
9,686,460 shares (cost $72,517,327)	141,034,851
NVIT Government Bond Fund - Class I (GBF)
24,542,308 shares (cost $284,811,538)	271,683,349
American Century NVIT Growth Fund - Class I (CAF)
1,654,708 shares (cost $17,190,594)	36,916,534
American Century NVIT Growth Fund -Class II (CAF2)
3,611,998 shares (cost $41,601,185)	52,518,453
NVIT International Index Fund - Class II (GVIX2)
6,381 shares (cost $63,019)	57,428
NVIT International Index Fund - Class VIII (GVIX8)
4,390,027 shares (cost $39,284,102)	39,378,539
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
16,409,004 shares (cost $149,906,849)	212,168,423
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
78,586,271 shares (cost $1,067,091,212)	1,215,729,606
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
83,490,276 shares (cost $1,207,542,018)	1,487,796,720
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
64,026,498 shares (cost $660,016,038)	667,796,378
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
200,491,021 shares (cost $2,231,924,017)	2,678,560,039

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
74,054,366 shares (cost $812,194,260)	1,027,134,059
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
72,117,496 shares (cost $766,827,867)	858,198,200
NVIT Mid Cap Index Fund - Class I (MCIF)
6,072,035 shares (cost $113,167,246)	152,347,352
NVIT Money Market Fund - Class I (SAM)
619,521,507 shares (cost $619,521,507)	619,521,507
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
2,851,238 shares (cost $34,257,607)	31,620,227
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
12,588,039 shares (cost $109,511,817)	138,720,189
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
404,526 shares (cost $4,549,989)	4,077,620
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
5,939,408 shares (cost $66,476,792)	59,453,474
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
777,173 shares (cost $8,592,966)	10,437,434
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
9,303,290 shares (cost $92,549,039)	124,198,917
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
412,961 shares (cost $4,554,522)	4,868,807
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
6,759,941 shares (cost $67,827,011)	79,361,705
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
15,022,365 shares (cost $131,855,695)	188,981,350
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
10,039,539 shares (cost $98,606,308)	123,486,328
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)
2,016 shares (cost $25,863)	23,815
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
26,619,012 shares (cost $262,877,005)	315,169,105
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
308,654 shares (cost $5,724,028)	6,475,563
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
1,265,950 shares (cost $23,902,700)	25,546,867
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2,275,558 shares (cost $24,735,027)	36,090,344
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2,404,331 shares (cost $30,289,760)	37,483,524
NVIT Multi-Manager Small Company Fund - Class I (SCF)
3,227,910 shares (cost $60,025,893)	75,694,494
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
2,077,585 shares (cost $34,949,879)	47,057,303
NVIT Multi-Sector Bond Fund - Class I (MSBF)
23,445,721 shares (cost $210,686,813)	213,824,978
NVIT Short Term Bond Fund - Class II (NVSTB2)
11,221,515 shares (cost $117,305,803)	116,367,111
NVIT Large Cap Growth Fund - Class I (NVOLG1)
16,119,988 shares (cost $258,645,468)	366,568,525
NVIT Large Cap Growth Fund - Class II (NVOLG2)
10,303,513 shares (cost $166,352,638)	233,580,641
Templeton NVIT International Value Fund - Class III (NVTIV3)
18,148,636 shares (cost $218,928,885)	220,142,951
Invesco NVIT Comstock Value Fund - Class I (EIF)
26,684 shares (cost $407,510)	443,483

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

Invesco NVIT Comstock Value Fund - Class II (EIF2)
10,906,615 shares (cost $112,986,535)	180,286,347
NVIT Real Estate Fund - Class I (NVRE1)
7,988,820 shares (cost $64,495,471)	67,665,308
NVIT Real Estate Fund - Class II (NVRE2)
13,430,109 shares (cost $119,950,287)	112,812,920
Loring Ward NVIT Moderate Fund - Class II (NVLM2)
121,128 shares (cost $1,428,094)	1,401,446
Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)
12,747 shares (cost $157,175)	151,436
NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)
72,723,371 shares (cost $777,714,191)	755,595,827
NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)
36,227,106 shares (cost $385,901,118)	376,761,902
NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
44,050,271 shares (cost $467,090,924)	467,813,879
NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
24,771,086 shares (cost $260,954,412)	262,078,089
NVIT Small Cap Index Fund Class II (NVSIX2)
1,732,362 shares (cost $23,431,643)	24,010,543
NVIT S&P 500 Index Fund Class II (GVEX2)
11,827,202 shares (cost $157,249,396)	168,655,894
TOPS Managed Risk Balanced ETF Portfolio - Class 4 (NOTB4)
984,880 shares (cost $11,236,040)	11,316,270
TOPS Managed Risk Growth ETF Portfolio - Class 4 (NOTG4)
637,848 shares (cost $7,386,085)	7,507,476
TOPS Managed Risk Moderate Growth ETF Portfolio - Class 4 (NOTMG4)
798,484 shares (cost $9,502,025)	9,509,940
Foreign Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)
10,438 shares (cost $110,850)	113,775
Real Return Portfolio - Advisor Class (PMVRA)
4,002 shares (cost $52,193)	51,259
VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)
43,465 shares (cost $528,119)	523,753
VPS Growth and Income Portfolio - Class B (ALVGIB)
211,447 shares (cost $4,049,083)	6,282,103
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
11,274 shares (cost $245,806)	247,456
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)
4,469,644 shares (cost $83,153,963)	97,393,552
VP Balanced Fund - Class I (ACVB)
4,590,955 shares (cost $30,452,941)	36,589,914
VP Capital Appreciation Fund - Class I (ACVCA)
4,618 shares (cost $62,398)	72,594
VP Income & Growth Fund - Class I (ACVIG)
1,710,510 shares (cost $11,532,201)	17,293,254
VP Income & Growth Fund - Class II (ACVIG2)
524,271 shares (cost $3,466,166)	5,305,627
VP Inflation Protection Fund - Class II (ACVIP2)
23,771,485 shares (cost $266,013,641)	246,985,728
VP International Fund - Class I (ACVI)
842 shares (cost $9,011)	8,405
VP Mid Cap Value Fund - Class I (ACVMV1)
514,187 shares (cost $8,110,505)	10,201,461
VP Mid Cap Value Fund - Class II (ACVMV2)
6,621,500 shares (cost $100,383,908)	131,436,779

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

Mid Cap Stock Portfolio- Service Shares (DVMCSS)
417,507 shares (cost $9,280,920)	9,590,129
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
5,045,738 shares (cost $64,080,708)	92,841,583
Appreciation Portfolio - Initial Shares (DCAP)
650,888 shares (cost $24,256,303)	32,225,452
Appreciation Portfolio - Service Shares (DCAPS)
2,423,170 shares (cost $96,009,133)	119,292,682
Opportunistic Small Cap Portfolio: Service Shares (DVDLS)
24,750 shares (cost $917,697)	1,157,065
Growth and Income Portfolio - Initial Shares (DGI)
466,060 shares (cost $9,851,744)	15,230,838
Managed Tail Risk Fund II: Service Shares (FCA2S)
172,893 shares (cost $1,022,301)	957,826
Quality Bond Fund II - Primary Shares (FQB)
749,591 shares (cost $8,470,333)	8,560,324
Quality Bond Fund II - Service Shares (FQBS)
2,377,490 shares (cost $25,682,715)	27,032,058
Equity-Income Portfolio - Initial Class (FEIP)
14,375,147 shares (cost $323,327,293)	348,884,808
VIP Value Strategies Portfolio - Service Class 2 (FVSS2)
509,394 shares (cost $4,116,006)	7,783,543
High Income Portfolio - Initial Class (FHIP)
7,297,813 shares (cost $38,339,933)	40,283,927
VIP Asset Manager Portfolio - Initial Class (FAMP)
7,466,621 shares (cost $108,222,895)	128,052,545
VIP Energy Portfolio - Service Class 2 (FNRS2)
3,965,743 shares (cost $81,961,174)	80,782,191
VIP Equity-Income Portfolio - Service Class 2 (FEI2)
11,408,796 shares (cost $236,387,002)	271,871,597
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
470,402 shares (cost $5,385,079)	5,847,101
VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
16,447,199 shares (cost $178,370,270)	203,616,327
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
944,085 shares (cost $10,517,033)	12,027,638
VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
37,977,825 shares (cost $394,392,703)	482,318,379
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
825,526 shares (cost $8,926,054)	10,723,576
VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
3,745,757 shares (cost $41,523,627)	48,507,559
VIP Growth Portfolio - Initial Class (FGP)
5,954,694 shares (cost $175,609,997)	378,004,001
VIP Growth Portfolio - Service Class 2 (FG2)
3,568,000 shares (cost $170,996,354)	224,070,412
VIP High Income Portfolio - Initial Class R (FHIPR)
3,073,904 shares (cost $18,020,400)	16,906,471
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
1,373,926 shares (cost $17,781,410)	17,393,907
VIP Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)
28,594,020 shares (cost $358,887,285)	357,711,195
VIP Mid Cap Portfolio - Service Class (FMCS)
638,675 shares (cost $20,817,439)	23,911,991
VIP Mid Cap Portfolio - Service Class 2 (FMC2)
7,795,202 shares (cost $224,876,023)	287,175,234

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

VIP Overseas Portfolio - Initial Class (FOP)
2,445,912 shares (cost $46,232,034)	45,738,562
VIP Overseas Portfolio - Initial Class R (FOPR)
1,246,907 shares (cost $23,533,468)	23,254,811
VIP Overseas Portfolio - Service Class 2 (FO2)
88,728 shares (cost $1,646,607)	1,645,910
VIP Overseas Portfolio - Service Class 2 R (FO2R)
4,355,192 shares (cost $68,018,908)	79,917,771
VIP Value Strategies Portfolio - Service Class (FVSS)
376,581 shares (cost $3,811,155)	5,708,971
Franklin Income Securities Fund - Class 2 (FTVIS2)
16,691,859 shares (cost $255,842,896)	267,069,745
Rising Dividends Securities Fund - Class 2 (FTVRD2)
1,760,559 shares (cost $34,431,464)	51,161,831
Small Cap Value Securities Fund - Class 2 (FTVSV2)
5,677,264 shares (cost $82,171,627)	126,716,543
Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)
24,575 shares (cost $555,623)	543,344
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)
1,536,783 shares (cost $15,217,759)	14,138,407
Templeton Foreign Securities Fund - Class 2 (TIF2)
3,601,163 shares (cost $63,047,701)	54,197,505
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
7,613,400 shares (cost $142,440,183)	136,965,071
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
12,176,445 shares (cost $91,135,277)	90,349,223
Franklin Strategic Income Securities Fund: Class 2 (FTVSI2)
24,000 shares (cost $292,102)	277,202
Franklin High Income Securities Fund: Class 2 (FTVHI2)
91,604 shares (cost $595,165)	587,182
Structured Small Cap Equity Fund: Service Shares (GVSSCS)
1,508 shares (cost $22,216)	20,512
Short Duration Bond Portfolio - I Class Shares (AMTB)
11,246,476 shares (cost $124,953,028)	119,887,438
Growth Portfolio - I Class Shares (AMTG)
479 shares (cost $10,608)	14,108
International Portfolio - S Class Shares (AMINS)
3,882 shares (cost $43,163)	43,165
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
868 shares (cost $9,381)	14,222
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
206,033 shares (cost $3,442,248)	3,694,180
Socially Responsive Portfolio - I Class Shares (AMSRS)
1,082,115 shares (cost $14,654,591)	25,840,898
International Growth Fund/VA- Service Shares (OVIGS)
4,159,352 shares (cost $10,529,335)	9,982,445
Capital Income Fund/VA - Non-Service Shares (OVMS)
2,325,468 shares (cost $34,120,670)	34,114,617
Core Bond Fund/VA - Non-Service Shares (OVB)
3,320,558 shares (cost $30,439,567)	26,431,645
Global Securities Fund/VA - Non-Service Shares (OVGS)
3,940,572 shares (cost $133,491,243)	155,652,603
Global Securities Fund/VA - Service Class (OVGSS)
2,584,017 shares (cost $103,780,013)	101,060,914
International Growth Fund/VA - Non-Service Shares (OVIG)
351,310 shares (cost $854,707)	811,525

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

Main Street Fund(R)/VA - Non-Service Shares (OVGI)
412,165 shares (cost $8,916,122)	13,852,857
Main Street Fund(R)/VA - Service Class (OVGIS)
6,431,795 shares (cost $110,137,379)	214,371,714
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
311,309 shares (cost $7,808,385)	8,268,378
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)
3,532,411 shares (cost $73,823,283)	92,761,105
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
120,019 shares (cost $6,729,986)	9,459,932
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
251,244 shares (cost $1,381,403)	1,331,593
Global Strategic Income Fund/VA: Service Shares (OVSBS)
1,691,523 shares (cost $9,546,631)	9,168,054
All Asset Portfolio - Advisor Class (PMVAAD)
4,784,131 shares (cost $54,444,682)	50,089,851
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
2,098,755 shares (cost $23,933,029)	22,099,894
Low Duration Portfolio - Advisor Class (PMVLAD)
38,224,196 shares (cost $402,228,415)	404,411,989
Total Return Portfolio - Advisor Class (PMVTRD)
26,631,322 shares (cost $302,278,456)	298,270,809
CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)
16,265 shares (cost $103,776)	79,860
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)
377,576 shares (cost $5,225,718)	4,791,441
Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)
9,175 shares (cost $73,581)	72,572
VT Growth & Income Fund: Class IB (PVGIB)
95,101 shares (cost $1,570,345)	2,484,037
VT International Equity Fund: Class IB (PVTIGB)
19,927 shares (cost $269,116)	263,039
VT Voyager Fund: Class IB (PVTVB)
39,866 shares (cost $1,662,943)	2,194,206
VI American Franchise Fund - Series II Shares (ACEG2)
114,789 shares (cost $4,869,327)	6,156,120
Diversified Stock Fund Class A Shares (VYDS)
32,847 shares (cost $236,337)	497,625
Small-Cap Portfolio - Investment Class (ROCSC)
27,903 shares (cost $375,627)	352,972
Variable Fund - Multi-Hedge Strategies (RVARS)
597,992 shares (cost $13,648,938)	14,238,198
Health Sciences Portfolio - II (TRHS2)
6,178,665 shares (cost $170,629,339)	223,976,589
VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)
1,197,973 shares (cost $36,032,898)	29,518,055
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)
1,113,153 shares (cost $11,934,124)	10,385,716
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
1,870,428 shares (cost $22,499,848)	24,222,048
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
1,375,209 shares (cost $41,389,873)	34,889,062
Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility (WRPMAV)
1,350,222 shares (cost $7,273,833)	7,144,834
Ivy Funds VIP - Pathfinder Moderately Conservative - Managed Volatility (WRPMCV)
228,606 shares (cost $1,197,111)	1,205,395

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

Ivy Funds VIP - Pathfinder Moderate - Managed Volatility (WRPMMV)
925,607 shares (cost $4,943,693)	4,992,353
Variable Insurance Portfolios - Asset Strategy (WRASP)
24,063,906 shares (cost $262,195,425)	261,533,749
Variable Insurance Portfolios - High Income (WRHIP)
24,077,485 shares (cost $95,249,215)	92,712,765
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
5,260,284 shares (cost $51,687,721)	57,045,146
Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)
7,184 shares (cost $40,835)	41,160
Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)
579,706 shares (cost $3,136,730)	3,211,456
Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)
5,457,679 shares (cost $29,492,751)	32,040,940
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)
8,375,374 shares (cost $46,800,199)	51,389,621
Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)
1,306,273 shares (cost $7,160,406)	7,582,130
Advantage VT Discovery Fund (SVDF)
1,289 shares (cost $25,489)	39,587
Advantage VT Opportunity Fund - Class 2 (SVOF)
10,614 shares (cost $177,340)	306,307
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
6,749,289 shares (cost $61,953,234)	67,222,920
Advantage VT Small Cap Value Fund - Class 2 (WFVSMV)
653 shares (cost $4,914)	7,285
Advantage VT Total Return Bond Fund - Class 2 (WFVTRB)
29,408 shares (cost $305,462)	309,074
Advantage - VT Omega Growth Fund - Class 2 (WFVOG2)
1,631 shares (cost $35,250)	43,859

Total Investments	$45,160,449,892

Accounts Receivable-U.S. Real Estate Portfolio - Class II (MSVREB)	27
Accounts Receivable-NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)	7
Accounts Receivable-Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)	22
Accounts Receivable-Advantage VT Opportunity Fund - Class 2 (SVOF)	908
Accounts Receivable-NVIT Nationwide Fund - Class I (TRF)	99,708
Accounts Receivable-Advantage VT Small Cap Value Fund - Class 2 (WFVSMV)	7

Accounts Payable-VP Capital Appreciation Fund - Class I (ACVCA)	(1,672)
Accounts Payable-VP International Fund - Class I (ACVI)	(291)
Accounts Payable-High-Income Bond Fund - Class 1 (AFHY)	(379)
Accounts Payable-Growth Portfolio - I Class Shares (AMTG)	(841)
Accounts Payable-Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)	(10)
Accounts Payable-Structured Small Cap Equity Fund: Service Shares (GVSSCS)	(7)
Accounts Payable-U.S. Real Estate Portfolio - Class I (MSVRE)	(314)
Other Accounts Payable	(258,633)

$45,160,288,424

Contract Owners’ Equity:
Accumulation units	45,150,605,790
Contracts in payout (annuitization) period (note 1f)	9,682,634

Total Contract Owners’ Equity (note 5)	$45,160,288,424

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	Total	ALMCS	ALVDAA	ALVDAB	ACVIP1	AFGF	AFHY	AVPAP2
Reinvested dividends	$716,800,441	-	505	48,470	1,618	180,161	51,039	447,322
Mortality and expense risk charges (note 2)	(657,941,989)	(5,461)	(247)	(217,262)	(424)	(162,756)	(15,079)	(10,335,687)

Net investment income (loss)	58,858,452	(5,461)	258	(168,792)	1,194	17,405	35,960	(9,888,365)
Realized gain (loss) on investments	901,337,010	32,714	439	77,847	(52)	327,086	714	1,156,667
Change in unrealized gain (loss) on investments	(522,380,386)	6,746	(2,617)	(132,648)	(1,536)	(63,086)	(22,974)	19,422,245

Net gain (loss) on investments	378,956,624	39,460	(2,178)	(54,801)	(1,588)	264,000	(22,260)	20,578,912

Reinvested capital gains	1,040,952,118	-	3,495	483,628	1,768	604,783	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,478,767,194	33,999	1,575	260,035	1,374	886,188	13,700	10,690,547

Investment Activity:	AFGC	MLVGA3	CHSMM	DWVVLS	DWVSVS	DSIF	DSIFS	DSRG
Reinvested dividends	$12,214	7,516,609	940	5,067	35,358	4,178,972	2,534,068	478,912
Mortality and expense risk charges (note 2)	(12,066)	(4,884,213)	(87,668)	(1,919)	(224,652)	(3,204,990)	(2,549,612)	(596,088)

Net investment income (loss)	148	2,632,396	(86,728)	3,148	(189,294)	973,982	(15,544)	(117,176)
Realized gain (loss) on investments	7,696	662,941	-	3,706	196,838	10,605,917	14,423,911	2,985,516
Change in unrealized gain (loss) on investments	26,881	(31,989,850)	-	47,229	(226,368)	12,616,970	1,946,132	(912,297)

Net gain (loss) on investments	34,577	(31,326,909)	-	50,935	(29,530)	23,222,887	16,370,043	2,073,219

Reinvested capital gains	-	28,815,036	-	-	900,002	2,808,528	1,996,926	3,132,187

Net increase (decrease) in contract owners’ equity resulting from operations	$34,725	120,523	(86,728)	54,083	681,178	27,005,397	18,351,425	5,088,230

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	ETVFR	FRESS2	GVGMNS	HVIE	HVSIT	IVMCC2	IVKMG2	IVBRA1
Reinvested dividends	$304,113	9,725	2,393	332,622	179,969	-	-	-
Mortality and expense risk charges (note 2)	(147,545)	(2,097)	(93,983)	(236,279)	(552,852)	(171,369)	(349,201)	(610)

Net investment income (loss)	156,568	7,628	(91,590)	96,343	(372,883)	(171,369)	(349,201)	(610)
Realized gain (loss) on investments	(184,376)	1,326	40,819	274,761	2,722,764	128,021	1,630,076	20
Change in unrealized gain (loss) on investments	(330,314)	47,377	132,579	(1,659,296)	(5,502,579)	(1,087,995)	18,425	(4,821)

Net gain (loss) on investments	(514,690)	48,703	173,398	(1,384,535)	(2,779,815)	(959,974)	1,648,501	(4,801)

Reinvested capital gains	-	32,853	53,322	-	1,855,175	1,285,549	-	9,770

Net increase (decrease) in contract owners’ equity resulting from operations	$(358,122)	89,184	135,130	(1,288,192)	(1,297,523)	154,206	1,299,300	4,359

Investment Activity:	JPMMV1	JABS	JAMGS	JACAS	JAGTS	JAIGS	LZREMS	MIGSC
Reinvested dividends	$125,916	170,527	14	46,976	-	4,199,446	214,051	21,390
Mortality and expense risk charges (note 2)	(210,347)	(152,870)	(330)	(2,275,883)	(472,048)	(1,061,953)	(77,166)	(115,630)

Net investment income (loss)	(84,431)	17,657	(316)	(2,228,907)	(472,048)	3,137,493	136,885	(94,240)
Realized gain (loss) on investments	1,594,624	451,439	62	12,761,228	2,176,828	(1,420,670)	32,386	608,640
Change in unrealized gain (loss) on investments	(421,908)	4,922	7,876	(47,364,159)	(1,257,409)	(16,890,457)	(1,675,881)	(265,392)

Net gain (loss) on investments	1,172,716	456,361	7,938	(34,602,931)	919,419	(18,311,127)	(1,643,495)	343,248

Reinvested capital gains	859,135	282,873	2,926	46,390,189	1,873,001	5,170,275	96,352	432,016

Net increase (decrease) in contract owners’ equity resulting from operations	$1,947,420	756,891	10,548	9,558,351	2,320,372	(10,003,359)	(1,410,258)	681,024

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	MNDSC	MVUSC	MVFSC	MVIVSC	MSVFI	MSVF2	MSEM	MSEMB
Reinvested dividends	$-	1,445	5,007,597	2,862,107	43,597	470,978	134,129	41,356
Mortality and expense risk charges (note 2)	(348,675)	(292)	(5,916,578)	(2,439,298)	(20,868)	(241,913)	(32,862)	(11,009)

Net investment income (loss)	(348,675)	1,153	(908,981)	422,809	22,729	229,065	101,267	30,347
Realized gain (loss) on investments	939,368	367	24,276,723	1,816,506	16,820	468,577	1,426	1,866
Change in unrealized gain (loss) on investments	(7,402,779)	(1,552)	(4,518,031)	(3,271,951)	46,111	208,486	(75,222)	(29,801)

Net gain (loss) on investments	(6,463,411)	(1,185)	19,758,692	(1,455,445)	62,931	677,063	(73,796)	(27,935)

Reinvested capital gains	4,576,880	2,785	11,748,958	-	-	-	18,455	5,746

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,235,206)	2,753	30,598,669	(1,032,636)	85,660	906,128	45,926	8,158

Investment Activity:	VKVGR2	MSVRE	MSVREB	NAMAA2	NAMGI2	NVAMV1	NVAMV2	GVAAA2
Reinvested dividends	$1,368	461	50	1,952,250	242,418	1,108,827	3,161,181	48,955,099
Mortality and expense risk charges (note 2)	(2,761)	(433)	(54)	(581,426)	(69,032)	(741,206)	(2,627,559)	(76,972,447)
Net investment income (loss)	(1,393)	28	(4)	1,370,824	173,386	367,621	533,622	(28,017,348)
Realized gain (loss) on investments	340	1,864	152	216	(809)	2,092,315	7,687,272	16,730,114
Change in unrealized gain (loss) on investments	18,822	5,653	876	(713,034)	61,030	(2,489,375)	(8,762,082)	174,411,995

Net gain (loss) on investments	19,162	7,517	1,028	(712,818)	60,221	(397,060)	(1,074,810)	191,142,109

Reinvested capital gains	-	-	-	-	-	6,164,475	18,844,783	8,046,845

Net increase (decrease) in contract owners’ equity resulting from operations	$17,769	7,545	1,024	658,006	233,607	6,135,036	18,303,595	171,171,606

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	GVABD2	GVAGG2	GVAGR2	GVAGI2	HIBF	GEM	GEM2	GIG
Reinvested dividends	$21,360,544	1,533,178	1,555,904	15,021,084	2,933,038	121,680	550,324	427,771
Mortality and expense risk charges (note 2)	(25,549,342)	(3,230,716)	(5,271,902)	(28,296,487)	(888,445)	(129,020)	(708,888)	(221,043)

Net investment income (loss)	(4,188,798)	(1,697,538)	(3,715,998)	(13,275,403)	2,044,593	(7,340)	(158,564)	206,728
Realized gain (loss) on investments	2,375,634	2,330,212	2,142,219	60,342,372	64,072	104,892	233,390	26,578
Change in unrealized gain (loss) on investments	40,356,593	(61,252)	22,797,673	89,714,927	(3,501,442)	(456,285)	(2,809,615)	(969,062)

Net gain (loss) on investments	42,732,227	2,268,960	24,939,892	150,057,299	(3,437,370)	(351,393)	(2,576,225)	(942,484)

Reinvested capital gains	15,194,522	-	-	17,195,120	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$53,737,951	571,422	21,223,894	153,977,016	(1,392,777)	(358,733)	(2,734,789)	(735,756)

Investment Activity:	NVIE6	NVNMO1	NVNMO2	NVNSR1	NVNSR2	NVCRA2	NVCRB2	NVCCA2
Reinvested dividends	$1,222,023	736,457	242,738	25,112	1,276,826	1,165,213	48,491,720	72,120,556
Mortality and expense risk charges (note 2)	(529,402)	(1,131,310)	(504,193)	(39,719)	(2,583,700)	(874,630)	(30,710,236)	(45,324,925)

Net investment income (loss)	692,621	(394,853)	(261,455)	(14,607)	(1,306,874)	290,583	17,781,484	26,795,631
Realized gain (loss) on investments	921,024	3,810,006	2,569,130	559,104	24,903,697	933,506	6,465,329	67,415,036
Change in unrealized gain (loss) on investments	(2,699,156)	(12,614,582)	(5,892,663)	(341,829)	(10,727,335)	(2,214,646)	(20,605,886)	(99,726,233)

Net gain (loss) on investments	(1,778,132)	(8,804,576)	(3,323,533)	217,275	14,176,362	(1,281,140)	(14,140,557)	(32,311,197)

Reinvested capital gains	-	13,354,869	5,023,291	-	-	2,525,526	51,066,330	95,586,860

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,085,511)	4,155,440	1,438,303	202,668	12,869,488	1,534,969	54,707,257	90,071,294

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	NVCCN2	NVCMD2	NVCMA2	NVCMC2	NVCBD1	NVCBD2	NVLCP2	TRF
Reinvested dividends	$16,205,601	69,541,195	9,708,238	20,087,178	94,701	2,593,955	1,327,511	1,556,225
Mortality and expense risk charges (note 2)	(11,451,828)	(44,021,344)	(6,315,447)	(12,914,199)	(36,831)	(1,743,334)	(883,477)	(1,783,243)

Net investment income (loss)	4,753,773	25,519,851	3,392,791	7,172,979	57,870	850,621	444,034	(227,018)
Realized gain (loss) on investments	5,735,819	52,889,239	18,895,905	11,580,525	(19,689)	1,566,087	63,242	5,723,922
Change in unrealized gain (loss) on investments	(19,729,786)	(61,562,198)	(43,977,377)	(19,689,141)	39,514	931,369	1,250,482	8,168,552

Net gain (loss) on investments	(13,993,967)	(8,672,959)	(25,081,472)	(8,108,616)	19,825	2,497,456	1,313,724	13,892,474

Reinvested capital gains	22,107,362	68,768,783	33,079,037	21,975,973	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$12,867,168	85,615,675	11,390,356	21,040,336	77,695	3,348,077	1,757,758	13,665,456

Investment Activity:	TRF2	GBF	CAF	CAF2	GVIX2	GVIX8	GVIDA	NVDBL2
Reinvested dividends	$1,287,496	5,691,683	126,872	212,187	1,799	1,141,979	3,546,380	20,298,035
Mortality and expense risk charges (note 2)	(2,356,157)	(4,448,088)	(475,750)	(693,166)	(195)	(557,973)	(3,895,684)	(16,981,246)

Net investment income (loss)	(1,068,661)	1,243,595	(348,878)	(480,979)	1,604	584,006	(349,304)	3,316,789
Realized gain (loss) on investments	18,691,833	(6,162,769)	2,584,183	1,653,582	23	563,031	3,418,498	2,687,824
Change in unrealized gain (loss) on investments	(3,628,055)	13,765,658	1,178,771	2,720,110	(5,591)	(4,211,539)	4,007,471	23,259,766

Net gain (loss) on investments	15,063,778	7,602,889	3,762,954	4,373,692	(5,568)	(3,648,508)	7,425,969	25,947,590

Reinvested capital gains	-	-	-	-	-	-	-	4,291,243

Net increase (decrease) in contract owners’ equity resulting from operations	$13,995,117	8,846,484	3,414,076	3,892,713	(3,964)	(3,064,502)	7,076,665	33,555,622

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC	MCIF	SAM	NVMIG1
Reinvested dividends	$25,272,952	12,236,103	45,732,996	17,633,775	15,397,765	1,565,932	-	352,505
Mortality and expense risk charges (note 2)	(22,044,067)	(10,374,120)	(41,961,966)	(16,870,797)	(12,972,445)	(2,108,620)	(9,320,251)	(305,546)

Net investment income (loss)	3,228,885	1,861,983	3,771,030	762,978	2,425,320	(542,688)	(9,320,251)	46,959
Realized gain (loss) on investments	18,582,065	11,274,517	36,346,371	9,893,006	4,581,533	2,942,590	-	(37,070)
Change in unrealized gain (loss) on investments	10,154,439	(17,887,030)	56,426,681	25,300,394	3,557,303	936,634	-	(2,637,380)

Net gain (loss) on investments	28,736,504	(6,612,513)	92,773,052	35,193,400	8,138,836	3,879,224	-	(2,674,450)

Reinvested capital gains	20,674,964	20,662,922	-	-	16,181,522	7,387,306	-	1,732,767

Net increase (decrease) in contract owners’ equity resulting from operations	$52,640,353	15,912,392	96,544,082	35,956,378	26,745,678	10,723,842	(9,320,251)	(894,724)

Investment Activity:	NVMIG6	GVDIVI	GVDIV2	NVMLG1	NVMLG2	NVMLV1	NVMLV2	NVMMG1
Reinvested dividends	$3,256,891	82,292	1,221,945	50,222	292,334	58,954	793,281	-
Mortality and expense risk charges (note 2)	(2,461,771)	(42,481)	(709,773)	(139,941)	(1,957,896)	(64,577)	(1,143,095)	(2,545,327)

Net investment income (loss)	795,120	39,811	512,172	(89,719)	(1,665,562)	(5,623)	(349,814)	(2,545,327)
Realized gain (loss) on investments	14,118,060	(17,354)	(356,814)	933,284	7,654,588	401,558	3,875,318	11,028,170
Change in unrealized gain (loss) on investments	(26,591,132)	(472,369)	(6,960,813)	(705,247)	(4,922,472)	(452,873)	(4,765,139)	(27,291,596)

Net gain (loss) on investments	(12,473,072)	(489,723)	(7,317,627)	228,037	2,732,116	(51,315)	(889,821)	(16,263,426)

Reinvested capital gains	7,808,288	-	-	753,866	8,828,520	467,036	7,154,250	23,316,178

Net increase (decrease) in contract owners’ equity resulting from operations	$(3,869,664)	(449,912)	(6,805,455)	892,184	9,895,074	410,098	5,914,615	4,507,425

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	NVMMG2	NVMMV1	NVMMV2	SCGF	SCGF2	SCVF	SCVF2	SCF
Reinvested dividends	$-	354	4,137,301	-	-	189,596	103,271	128,636
Mortality and expense risk charges (note 2)	(1,993,029)	(71)	(4,384,911)	(90,191)	(380,680)	(490,313)	(528,418)	(1,040,178)

Net investment income (loss)	(1,993,029)	283	(247,610)	(90,191)	(380,680)	(300,717)	(425,147)	(911,542)
Realized gain (loss) on investments	9,981,324	95	15,922,544	397,717	1,660,723	1,716,791	3,330,678	831,020
Change in unrealized gain (loss) on investments	(21,267,597)	(2,307)	(41,514,698)	(1,220,129)	(4,632,035)	(2,903,069)	(4,520,325)	(12,430,775)

Net gain (loss) on investments	(11,286,273)	(2,212)	(25,592,154)	(822,412)	(2,971,312)	(1,186,278)	(1,189,647)	(11,599,755)

Reinvested capital gains	15,526,527	5,073	69,321,363	929,035	3,531,895	3,389,801	3,304,920	11,848,900

Net increase (decrease) in contract owners’ equity resulting from operations	$2,247,225	3,144	43,481,599	16,432	179,903	1,902,806	1,690,126	(662,397)

Investment Activity:	SCF2	MSBF	NVSTB2	NVOLG1	NVOLG2	NVTIV3	EIF	EIF2
Reinvested dividends	$-	6,715,793	1,136,171	2,629,769	1,079,180	8,744,251	7,532	2,260,659
Mortality and expense risk charges (note 2)	(711,537)	(3,236,355)	(1,744,043)	(4,955,276)	(3,626,565)	(3,838,961)	(1,435)	(2,755,378)

Net investment income (loss)	(711,537)	3,479,438	(607,872)	(2,325,507)	(2,547,385)	4,905,290	6,097	(494,719)
Realized gain (loss) on investments	3,106,957	1,814,311	249,795	16,804,023	14,993,348	5,645,407	1,841	12,844,815
Change in unrealized gain (loss) on investments	(10,393,530)	(1,262,611)	(925,509)	(26,781,572)	(21,289,559)	(43,065,341)	21,292	24,612

Net gain (loss) on investments	(7,286,573)	551,700	(675,714)	(9,977,549)	(6,296,211)	(37,419,934)	23,133	12,869,427

Reinvested capital gains	7,491,305	-	-	38,518,486	24,782,941	9,146,967	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(506,805)	4,031,138	(1,283,586)	26,215,430	15,939,345	(23,367,677)	29,230	12,374,708

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	NVRE1	NVRE2	NVLM2	NVLCA2	NCPG2	NCPGI2	IDPG2	IDPGI2
Reinvested dividends	$1,825,397	2,813,143	15,849	1,796	18,780,165	8,785,761	5,578,992	3,599,836
Mortality and expense risk charges (note 2)	(822,585)	(1,401,090)	(7,491)	(1,084)	(7,677,778)	(3,729,372)	(4,529,589)	(2,459,766)

Net investment income (loss)	1,002,812	1,412,053	8,358	712	11,102,387	5,056,389	1,049,403	1,140,070
Realized gain (loss) on investments	2,098,057	2,420,995	(121)	5	27,375	192,726	42,133	21,402
Change in unrealized gain (loss) on investments	(3,729,891)	(6,702,925)	(27,928)	(5,739)	(29,199,488)	(11,466,719)	(3,364,025)	(883,744)

Net gain (loss) on investments	(1,631,834)	(4,281,930)	(28,049)	(5,734)	(29,172,113)	(11,273,993)	(3,321,892)	(862,342)

Reinvested capital gains	15,325,475	23,870,535	8,575	4,183	11,774,061	6,212,963	1,172,681	530,349

Net increase (decrease) in contract owners’ equity resulting from operations	$14,696,453	21,000,658	(11,116)	(839)	(6,295,665)	(4,641)	(1,099,808)	808,077

Investment Activity:	NVSIX2	GVEX2	NOTB4	NOTG4	NOTMG4	PMVFHA	PMVRA	ALVBWB
Reinvested dividends	$197,192	2,572,910	93,702	64,365	82,499	722	454	10,410
Mortality and expense risk charges (note 2)	(255,336)	(1,522,557)	(138,757)	(112,619)	(97,072)	(191)	(153)	(1,858)

Net investment income (loss)	(58,144)	1,050,353	(45,055)	(48,254)	(14,573)	531	301	8,552
Realized gain (loss) on investments	134,960	652,450	43,476	122,620	32,703	171	(45)	9,346
Change in unrealized gain (loss) on investments	(40,905)	8,828,854	(30,205)	(178,567)	(89,239)	2,925	235	(52,209)

Net gain (loss) on investments	94,055	9,481,304	13,271	(55,947)	(56,536)	3,096	190	(42,863)

Reinvested capital gains	820,710	-	71,892	-	84,687	727	-	66,573

Net increase (decrease) in contract owners’ equity resulting from operations	$856,621	10,531,657	40,108	(104,201)	13,578	4,354	491	32,262

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	ALVGIB	ALVSVA	ALVSVB	ACVB	ACVCA	ACVIG	ACVIG2	ACVIP2
Reinvested dividends	$70,252	1,627	431,761	545,610	-	339,664	92,084	3,329,841
Mortality and expense risk charges (note 2)	(94,599)	(923)	(1,494,855)	(474,704)	(1,015)	(222,321)	(69,388)	(3,914,406)

Net investment income (loss)	(24,347)	704	(1,063,094)	70,906	(1,015)	117,343	22,696	(584,565)
Realized gain (loss) on investments	436,185	42	5,807,090	468,769	7,088	620,790	284,117	1,340,052
Change in unrealized gain (loss) on investments	51,012	(9,220)	(8,651,614)	(787,619)	(16,505)	989,160	227,389	(2,708,443)

Net gain (loss) on investments	487,197	(9,178)	(2,844,524)	(318,850)	(9,417)	1,609,950	511,506	(1,368,391)

Reinvested capital gains	-	26,832	10,650,624	3,115,320	15,414	-	-	6,383,418

Net increase (decrease) in contract owners’ equity resulting from operations	$462,850	18,358	6,743,006	2,867,376	4,982	1,727,293	534,202	4,430,462

Investment Activity:	ACVI	ACVMV1	ACVMV2	DVMCSS	DVSCS	DCAP	DCAPS	DVDLS
Reinvested dividends	$466	113,413	1,142,468	-	604,658	613,624	1,907,830	-
Mortality and expense risk charges (note 2)	(135)	(125,270)	(1,737,081)	(43,202)	(1,484,054)	(447,004)	(1,824,306)	(16,784)

Net investment income (loss)	331	(11,857)	(594,613)	(43,202)	(879,396)	166,620	83,524	(16,784)
Realized gain (loss) on investments	1,752	739,918	5,188,252	54,708	11,249,251	2,835,927	5,362,527	118,393
Change in unrealized gain (loss) on investments	(2,588)	(28,506)	3,995,236	309,209	(13,083,954)	(1,827,365)	(1,568,533)	(107,115)

Net gain (loss) on investments	(836)	711,412	9,183,488	363,917	(1,834,703)	1,008,562	3,793,994	11,278

Reinvested capital gains	-	634,745	6,764,754	-	5,742,544	914,974	3,126,470	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(505)	1,334,300	15,353,629	320,715	3,028,445	2,090,156	7,003,988	(5,506)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	DGI	FCA2S	FQB	FQBS	FEIP	FVSS2	FHIP	FAMP
Reinvested dividends	$117,672	21,020	332,005	1,055,897	9,816,876	62,202	2,385,992	1,944,235
Mortality and expense risk charges (note 2)	(202,079)	(16,953)	(119,070)	(438,817)	(4,775,399)	(121,204)	(591,815)	(1,791,080)

Net investment income (loss)	(84,407)	4,067	212,935	617,080	5,041,477	(59,002)	1,794,177	153,155
Realized gain (loss) on investments	664,851	(5,565)	134,018	359,465	119,422	878,937	(425,549)	3,594,690
Change in unrealized gain (loss) on investments	673,704	(262,613)	(126,430)	(356,885)	15,130,490	(408,453)	(1,330,242)	(4,036,539)

Net gain (loss) on investments	1,338,555	(268,178)	7,588	2,580	15,249,912	470,484	(1,755,791)	(441,849)

Reinvested capital gains	-	236,475	-	-	4,867,846	-	-	6,322,744

Net increase (decrease) in contract owners’ equity resulting from operations	$1,254,148	(27,636)	220,523	619,660	25,159,235	411,482	38,386	6,034,050

Investment Activity:	FNRS2	FEI2	FF10S	FF10S2	FF20S	FF20S2	FF30S	FF30S2
Reinvested dividends	$625,922	7,130,794	89,558	2,826,003	190,192	6,858,819	156,710	646,836
Mortality and expense risk charges (note 2)	(1,402,164)	(4,012,499)	(78,072)	(2,970,873)	(155,612)	(7,115,160)	(141,132)	(705,330)

Net investment income (loss)	(776,242)	3,118,295	11,486	(144,870)	34,580	(256,341)	15,578	(58,494)
Realized gain (loss) on investments	8,438,460	(1,698,048)	317,477	321,914	506,685	1,496,170	734,852	1,936,077
Change in unrealized gain (loss) on investments	(22,625,772)	11,917,661	(248,586)	1,894,639	(357,966)	4,670,715	(580,778)	(1,476,834)

Net gain (loss) on investments	(14,187,312)	10,219,613	68,891	2,216,553	148,719	6,166,885	154,074	459,243

Reinvested capital gains	1,015,944	3,739,666	92,025	3,044,174	207,473	8,561,185	209,801	833,404

Net increase (decrease) in contract owners’ equity resulting from operations	$(13,947,610)	17,077,574	172,402	5,115,857	390,772	14,471,729	379,453	1,234,153

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	FGP	FG2	FHIPR	FIGBS	FIGBP2	FMCS	FMC2	FOP
Reinvested dividends	$696,389	-	995,247	365,011	7,124,606	38,030	54,264	658,883
Mortality and expense risk charges (note 2)	(5,099,913)	(2,894,608)	(244,127)	(230,853)	(5,808,437)	(337,071)	(4,393,351)	(686,573)

Net investment income (loss)	(4,403,524)	(2,894,608)	751,120	134,158	1,316,169	(299,041)	(4,339,087)	(27,690)
Realized gain (loss) on investments	20,903,511	8,688,489	324,100	(27,089)	4,395,413	1,531,739	4,516,306	2,553,746
Change in unrealized gain (loss) on investments	19,604,486	9,834,728	(1,049,973)	639,269	8,904,846	(677,421)	5,425,457	(7,554,606)

Net gain (loss) on investments	40,507,997	18,523,217	(725,873)	612,180	13,300,259	854,318	9,941,763	(5,000,860)

Reinvested capital gains	-	-	-	7,207	153,426	598,799	6,780,433	13,667

Net increase (decrease) in contract owners’ equity resulting from operations	$36,104,473	15,628,609	25,247	753,545	14,769,854	1,154,076	12,383,109	(5,014,883)

Investment Activity:	FOPR	FO2	FO2R	FVSS	FTVIS2	FTVRD2	FTVSV2	FTVMD2
Reinvested dividends	$334,640	19,704	965,029	52,537	11,774,125	697,377	831,243	10,200
Mortality and expense risk charges (note 2)	(340,749)	(27,102)	(1,294,517)	(84,002)	(3,770,902)	(795,523)	(2,074,888)	(2,030)

Net investment income (loss)	(6,109)	(7,398)	(329,488)	(31,465)	8,003,223	(98,146)	(1,243,645)	8,170
Realized gain (loss) on investments	(434,834)	(66,393)	3,627,784	887,739	(738,782)	3,696,692	17,660,227	(436)
Change in unrealized gain (loss) on investments	(2,047,133)	(126,687)	(11,707,956)	(561,414)	(2,616,701)	(1,107,981)	(27,654,527)	(20,471)

Net gain (loss) on investments	(2,481,967)	(193,080)	(8,080,172)	326,325	(3,355,483)	2,588,711	(9,994,300)	(20,907)

Reinvested capital gains	6,795	550	20,699	-	-	1,026,205	10,023,416	31,568

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,481,281)	(199,928)	(8,388,961)	294,860	4,647,740	3,516,770	(1,214,529)	18,831

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	FTVDM2	TIF2	FTVGI2	FTVFA2	FTVSI2	FTVHI2	GVSSCS	AMTB
Reinvested dividends	$257,151	1,254,125	6,471,274	2,064,066	9,640	7,820	97	2,170,268
Mortality and expense risk charges (note 2)	(164,877)	(686,337)	(1,367,323)	(1,277,537)	(747)	(959)	(60)	(2,132,863)

Net investment income (loss)	92,274	567,788	5,103,951	786,529	8,893	6,861	37	37,405
Realized gain (loss) on investments	20,521	44,986	(46,237)	263,612	(3)	1,767	(14)	(2,156,361)
Change in unrealized gain (loss) on investments	(1,079,351)	(9,446,782)	(5,484,541)	(861,280)	(15,235)	(10,971)	(1,751)	893,115

Net gain (loss) on investments	(1,058,830)	(9,401,796)	(5,530,778)	(597,668)	(15,238)	(9,204)	(1,765)	(1,263,246)

Reinvested capital gains	-	-	-	62,958	3,193	-	2,729	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(966,556)	(8,834,008)	(426,827)	251,819	(3,152)	(2,343)	1,001	(1,225,841)

Investment Activity:	AMTG	AMINS	AMTP	AMFAS	AMSRS	OVIGS	OVMS	OVB
Reinvested dividends	$-	60	103	-	95,572	13,450	719,805	1,439,104
Mortality and expense risk charges (note 2)	(200)	(173)	(197)	(56,631)	(378,445)	(55,732)	(469,492)	(367,814)

Net investment income (loss)	(200)	(113)	(94)	(56,631)	(282,873)	(42,282)	250,313	1,071,290
Realized gain (loss) on investments	837	(10)	387	613,293	2,382,359	(8,920)	(652,213)	(1,542,568)
Change in unrealized gain (loss) on investments	92	2	818	(878,023)	55,126	(546,890)	2,703,540	2,037,038

Net gain (loss) on investments	929	(8)	1,205	(264,730)	2,437,485	(555,810)	2,051,327	494,470

Reinvested capital gains	-	-	-	316,299	-	28,680	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$729	(121)	1,111	(5,062)	2,154,612	(569,412)	2,301,640	1,565,760

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	OVGS	OVGSS	OVIG	OVGI	OVGIS	OVSC	OVSCS	OVAG
Reinvested dividends	$1,834,096	848,778	8,181	105,259	1,295,236	72,921	497,778	-
Mortality and expense risk charges (note 2)	(1,964,119)	(1,038,255)	(3,657)	(168,436)	(3,540,228)	(104,464)	(1,247,090)	(131,790)

Net investment income (loss)	(130,023)	(189,477)	4,524	(63,177)	(2,244,992)	(31,543)	(749,312)	(131,790)
Realized gain (loss) on investments	9,121,368	1,363,370	1,046	293,555	15,958,612	1,082,513	9,451,915	1,226,176
Change in unrealized gain (loss) on investments	(14,693,530)	(4,819,236)	(76,504)	692,655	(43,059)	(1,450,421)	(11,650,160)	(743,028)

Net gain (loss) on investments	(5,572,162)	(3,455,866)	(75,458)	986,210	15,915,553	(367,908)	(2,198,245)	483,148

Reinvested capital gains	7,482,645	4,465,888	14,398	254,435	4,553,688	1,171,536	11,048,196	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,780,460	820,545	(56,536)	1,177,468	18,224,249	772,085	8,100,639	351,358

Investment Activity:	OVSB	OVSBS	PMVAAD	PMVFAD	PMVLAD	PMVTRD	PMVRSD	PMVEBD
Reinvested dividends	$61,564	379,674	2,575,683	521,544	4,212,373	6,224,189	188	103,185
Mortality and expense risk charges (note 2)	(17,976)	(143,875)	(821,006)	(397,558)	(6,305,202)	(4,600,236)	(235)	(31,869)

Net investment income (loss)	43,588	235,799	1,754,677	123,986	(2,092,829)	1,623,953	(47)	71,316
Realized gain (loss) on investments	(14,474)	(64,183)	(243,935)	(689,073)	452,161	(185,097)	50	(37,417)
Change in unrealized gain (loss) on investments	(9,212)	(66,706)	(2,318,907)	577,148	(1,715,394)	5,790,508	(23,381)	(434,150)

Net gain (loss) on investments	(23,686)	(130,889)	(2,562,842)	(111,925)	(1,263,233)	5,605,411	(23,331)	(471,567)

Reinvested capital gains	-	-	-	65,496	-	-	-	93,809

Net increase (decrease) in contract owners’ equity resulting from operations	$19,902	104,910	(808,165)	77,557	(3,356,062)	7,229,364	(23,378)	(306,442)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	PMVHYD	PVGIB	PVTIGB	PVTVB	ACEG2	VYDS	ROCSC	RVARS
Reinvested dividends	$11,104	36,083	3,018	17,854	-	4,331	442	-
Mortality and expense risk charges (note 2)	(888)	(40,290)	(4,757)	(31,708)	(97,183)	(6,200)	(866)	(140,188)

Net investment income (loss)	10,216	(4,207)	(1,739)	(13,854)	(97,183)	(1,869)	(424)	(140,188)
Realized gain (loss) on investments	2,309	234,451	(14,098)	167,838	817,744	10,447	1,001	55,220
Change in unrealized gain (loss) on investments	(1,009)	(2,759)	(8,853)	(29,688)	(371,157)	33,063	(25,979)	568,126

Net gain (loss) on investments	1,300	231,692	(22,951)	138,150	446,587	43,510	(24,978)	623,346

Reinvested capital gains	-	-	-	45,811	-	-	40,764	-

Net increase (decrease) in contract owners’ equity resulting from operations	$11,516	227,485	(24,690)	170,107	349,404	41,641	15,362	483,158

Investment Activity:	TRHS2	VWHAS	VWBF	VWEM	VWHA	WRPMAV	WRPMCV	WRPMMV
Reinvested dividends	$-	-	596,579	141,114	45,943	88,029	7,481	29,959
Mortality and expense risk charges (note 2)	(2,609,825)	(551,330)	(155,714)	(353,202)	(693,758)	(22,430)	(4,365)	(16,112)

Net investment income (loss)	(2,609,825)	(551,330)	440,865	(212,088)	(647,815)	65,599	3,116	13,847
Realized gain (loss) on investments	13,148,772	1,362,544	(478,344)	495,716	255,261	18,922	837	15,893
Change in unrealized gain (loss) on investments	17,828,289	(8,381,140)	(757,670)	(3,916,514)	(8,642,585)	(186,432)	(16,159)	(36,009)

Net gain (loss) on investments	30,977,061	(7,018,596)	(1,236,014)	(3,420,798)	(8,387,324)	(167,510)	(15,322)	(20,116)

Reinvested capital gains	15,911,115	-	953,451	3,221,490	-	305,249	35,438	126,331

Net increase (decrease) in contract owners’ equity resulting from operations	$44,278,351	(7,569,926)	158,302	(411,396)	(9,035,139)	203,338	23,232	120,062

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	WRASP	WRHIP	WRMCG	WRPAP	WRPCP	WRPMP	WRPMAP	WRPMCP
Reinvested dividends	$1,164,766	4,794,063	-	25	32,764	312,754	519,449	74,416
Mortality and expense risk charges (note 2)	(4,071,284)	(1,510,678)	(746,740)	(55)	(12,028)	(122,929)	(200,220)	(30,485)

Net investment income (loss)	(2,906,518)	3,283,385	(746,740)	(30)	20,736	189,825	319,229	43,931
Realized gain (loss) on investments	2,907,294	797,564	432,323	(8)	17,696	137,922	202,093	97,232
Change in unrealized gain (loss) on investments	(48,329,041)	(4,957,742)	686,121	325	(132,541)	(1,336,423)	(1,934,557)	(369,643)

Net gain (loss) on investments	(45,421,747)	(4,160,178)	1,118,444	317	(114,845)	(1,198,501)	(1,732,464)	(272,411)

Reinvested capital gains	30,873,775	723,263	2,685,829	210	185,753	2,141,346	3,495,394	482,098

Net increase (decrease) in contract owners’ equity resulting from operations	$(17,454,490)	(153,530)	3,057,533	497	91,644	1,132,670	2,082,159	253,618

Investment Activity:	SVDF	SVOF	WFVSCG	WFVSMV	WFVTRB	WFVOG2	OVGS3	OVGS4
Reinvested dividends	$-	176	-	28	4,144	-	-	-
Mortality and expense risk charges (note 2)	(561)	(4,117)	(928,095)	(87)	(3,797)	(680)	(245,377)	(434,427)

Net investment income (loss)	(561)	(3,941)	(928,095)	(59)	347	(680)	(245,377)	(434,427)
Realized gain (loss) on investments	4,627	38,164	1,529,867	534	204	4,407	15,576,515	20,487,298
Change in unrealized gain (loss) on investments	(9,455)	(7,372)	(8,101,898)	(148)	12,130	(11,359)	(15,474,133)	(20,382,840)

Net gain (loss) on investments	(4,828)	30,792	(6,572,031)	386	12,334	(6,952)	102,382	104,458

Reinvested capital gains	4,980	-	5,602,650	-	-	8,453	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(409)	26,851	(1,897,476)	327	12,681	821	(142,995)	(329,969)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	FTVDM3	TIF3	FTVGI3	HIBF3	GEM3	GEM6	GIG3	NVMIG3
Reinvested dividends	$-	-	-	1,969,887	67,350	224,518	496,654	386,171
Mortality and expense risk charges (note 2)	(88,146)	(351,871)	(631,228)	(423,732)	(62,123)	(275,533)	(100,312)	(143,694)

Net investment income (loss)	(88,146)	(351,871)	(631,228)	1,546,155	5,227	(51,015)	396,342	242,477
Realized gain (loss) on investments	1,300,629	28,423,031	5,000,151	(951,779)	1,272,494	2,115,256	7,325,305	12,361,169
Change in unrealized gain (loss) on investments	(1,827,193)	(27,292,100)	(3,834,961)	1,851,623	(1,864,675)	(4,053,704)	(7,368,866)	(12,399,149)

Net gain (loss) on investments	(526,564)	1,130,931	1,165,190	899,844	(592,181)	(1,938,448)	(43,561)	(37,980)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(614,710)	779,060	533,962	2,445,999	(586,954)	(1,989,463)	352,781	204,497

Investment Activity:	GVDIV3	GVDIV6	ACVVS1
Reinvested dividends	$117,994	1,548,729	-
Mortality and expense risk charges (note 2)	(21,000)	(322,698)	(9)

Net investment income (loss)	96,994	1,226,031	(9)
Realized gain (loss) on investments	730,786	12,666,771	75
Change in unrealized gain (loss) on investments	(880,426)	(14,646,375)	(440)

Net gain (loss) on investments	(149,640)	(1,979,604)	(365)

Reinvested capital gains	-	-	296

Net increase (decrease) in contract owners’ equity resulting from operations	$(52,646)	(753,573)	(78)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	Total		ALMCS		ALVDAA		ALVDAB
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$58,858,452	7,715,260	(5,461)	(4,628)	258	26	(168,792)	(74,385)
Realized gain (loss) on investments	901,337,010	457,179,594	32,714	53,544	439	1	77,847	46,184
Change in unrealized gain (loss) on investments	(522,380,386)	4,797,378,405	6,746	85,118	(2,617)	845	(132,648)	474,949
Reinvested capital gains	1,040,952,118	510,501,962	-	-	3,495	53	483,628	20,576

Net increase (decrease) in contract owners’ equity resulting from operations	1,478,767,194	5,772,775,221	33,999	134,034	1,575	925	260,035	467,324

Equity transactions:
Purchase payments received from contract owners (note 3)	5,994,771,754	5,436,211,476	-	-	58,880	14,588	7,208,310	5,735,930
Transfers between funds	-	-	(44,573)	54,912	36,092	79	512,020	435,150
Redemptions (note 3)	(3,546,526,710)	(3,376,288,511)	(18,801)	(45,395)	-	-	(396,872)	(353,794)
Annuity benefits	(1,478,079)	(1,499,588)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(294,565,413)	(239,707,518)	(7)	(16)	-	-	(258)	(36)
Contingent deferred sales charges (note 2)	(18,813,647)	(16,694,003)	-	-	-	-	(2,291)	(9,161)
Adjustments to maintain reserves	(245,425)	586,925	8	(28)	(8)	3	(208)	(146)

Net equity transactions	2,133,142,480	1,802,608,781	(63,373)	9,473	94,964	14,670	7,320,701	5,807,943

Net change in contract owners’ equity	3,611,909,674	7,575,384,002	(29,374)	143,507	96,539	15,595	7,580,736	6,275,267
Contract owners’ equity beginning of period	41,548,378,750	33,972,994,748	545,847	402,340	15,595	-	8,266,416	1,991,149

Contract owners’ equity end of period	$45,160,288,424	41,548,378,750	516,473	545,847	112,134	15,595	15,847,152	8,266,416

CHANGES IN UNITS:
Beginning units	2,827,650,082	2,640,272,691	29,458	29,102	1,477	-	742,493	196,701
Units purchased	807,633,872	791,386,600	949	3,523	12,468	1,477	746,967	604,526
Units redeemed	(583,592,424)	(604,009,209)	(4,239)	(3,167)	(3,725)	-	(97,274)	(58,734)

Ending units	3,051,691,530	2,827,650,082	26,168	29,458	10,220	1,477	1,392,186	742,493

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	ACVIP1		AFGF		AFHY		AVPAP2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$1,194	175	17,405	(15,332)	35,960	71,171	(9,888,365)	1,011,605
Realized gain (loss) on investments	(52)	(163)	327,086	428,230	714	(57,618)	1,156,667	608
Change in unrealized gain (loss) on investments	(1,536)	(1,029)	(63,086)	2,491,862	(22,974)	64,792	19,422,245	25,889,242
Reinvested capital gains	1,768	-	604,783	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,374	(1,017)	886,188	2,904,760	13,700	78,345	10,690,547	26,901,455

Equity transactions:
Purchase payments received from contract owners (note 3)	110,156	47,011	2,839	6,896	933	925	402,389,134	343,125,655
Transfers between funds	41,124	443	(176,482)	(151,341)	(166,981)	(370,390)	4,932,056	14,344,843
Redemptions (note 3)	-	-	(478,745)	(1,102,274)	(20,538)	(269,057)	(10,464,015)	(1,440,996)
Annuity benefits	-	-	(832)	(734)	(1,483)	(1,466)	-	-
Contract maintenance charges (note 2)	(202)	-	(2,799)	(2,974)	(397)	(463)	(4,771,899)	(254,152)
Contingent deferred sales charges (note 2)	-	-	(42)	-	-	-	(281,526)	(15,258)
Adjustments to maintain reserves	(4)	52	497	641	906	887	3,079	132,590

Net equity transactions	151,074	47,506	(655,564)	(1,249,786)	(187,560)	(639,564)	391,806,829	355,892,682

Net change in contract owners’ equity	152,448	46,489	230,624	1,654,974	(173,860)	(561,219)	402,497,376	382,794,137
Contract owners’ equity beginning of period	46,489	-	12,372,785	10,717,811	1,395,950	1,957,169	395,954,374	13,160,237

Contract owners’ equity end of period	$198,937	46,489	12,603,409	12,372,785	1,222,090	1,395,950	798,451,750	395,954,374

CHANGES IN UNITS:
Beginning units	5,112	-	112,638	125,616	24,207	35,854	32,981,115	1,300,941
Units purchased	16,221	5,600	266	142	33,816	22,536	35,218,055	32,178,187
Units redeemed	(115)	(488)	(6,043)	(13,120)	(36,728)	(34,183)	(2,558,555)	(498,013)

Ending units	21,218	5,112	106,861	112,638	21,295	24,207	65,640,615	32,981,115

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	AFGC		MLVGA3		CHSMM		DWVVLS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$148	(4,432)	2,632,396	(704,864)	(86,728)	(104,494)	3,148	(288)
Realized gain (loss) on investments	7,696	7,558	662,941	480,806	-	-	3,706	15
Change in unrealized gain (loss) on investments	26,881	(71,289)	(31,989,850)	14,078,873	-	-	47,229	16,146
Reinvested capital gains	-	26,579	28,815,036	9,798,344	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	34,725	(41,584)	120,523	23,653,159	(86,728)	(104,494)	54,083	15,873

Equity transactions:
Purchase payments received from contract owners (note 3)	193	189	98,681,601	82,385,180	46,986	2,836,160	354,886	208,814
Transfers between funds	22,866	(44,934)	4,247,634	6,940,473	377,462	(2,013,499)	3,077	1,022
Redemptions (note 3)	(69,197)	(100,998)	(17,562,728)	(15,600,032)	(1,154,983)	(1,835,791)	(7,307)	-
Annuity benefits	(222)	(229)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(516)	(563)	(12,703)	(11,198)	(525)	(454)	(795)	-
Contingent deferred sales charges (note 2)	-	-	(45,051)	(61,059)	-	-	-	-
Adjustments to maintain reserves	170	151	(959)	(850)	39	31	(11)	(3)

Net equity transactions	(46,706)	(146,384)	85,307,794	73,652,514	(731,021)	(1,013,553)	349,850	209,833

Net change in contract owners’ equity	(11,981)	(187,968)	85,428,317	97,305,673	(817,749)	(1,118,047)	403,933	225,706
Contract owners’ equity beginning of period	907,780	1,095,748	251,321,137	154,015,464	9,707,822	10,825,869	225,706	-

Contract owners’ equity end of period	$895,799	907,780	336,749,454	251,321,137	8,890,073	9,707,822	629,639	225,706

CHANGES IN UNITS:
Beginning units	26,433	30,588	16,742,221	11,530,622	949,742	1,047,948	19,338	-
Units purchased	1,219	5	7,925,924	7,335,827	581,830	834,216	30,361	19,345
Units redeemed	(2,539)	(4,160)	(2,256,303)	(2,124,228)	(646,725)	(932,422)	(2,038)	(7)

Ending units	25,113	26,433	22,411,842	16,742,221	884,847	949,742	47,661	19,338

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	DWVSVS		DSIF		DSIFS		DSRG
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(189,294)	(24,022)	973,982	1,113,828	(15,544)	162,694	(117,176)	(29,513)
Realized gain (loss) on investments	196,838	11,101	10,605,917	9,910,408	14,423,911	(170,702)	2,985,516	2,926,256
Change in unrealized gain (loss) on investments	(226,368)	442,070	12,616,970	46,211,129	1,946,132	38,379,903	(912,297)	8,831,655
Reinvested capital gains	900,002	-	2,808,528	2,506,810	1,996,926	1,637,024	3,132,187	-

Net increase (decrease) in contract owners’ equity resulting from operations	681,178	429,149	27,005,397	59,742,175	18,351,425	40,008,919	5,088,230	11,728,398

Equity transactions:
Purchase payments received from contract owners (note 3)	12,473,991	3,525,717	3,577,023	3,383,204	2,791,706	18,998,381	606,204	522,695
Transfers between funds	5,896,091	1,844,177	(680,279)	(1,345,935)	(10,746,799)	(2,905,774)	54,131	(524,461)
Redemptions (note 3)	(1,013,870)	(103,744)	(26,826,517)	(29,323,740)	(14,587,289)	(12,547,913)	(4,886,571)	(5,203,285)
Annuity benefits	-	-	(61,395)	(64,468)	(3,855)	(9,216)	(3,553)	(3,065)
Contract maintenance charges (note 2)	(33,750)	(2,633)	(106,876)	(115,326)	(513,453)	(460,382)	(28,521)	(30,371)
Contingent deferred sales charges (note 2)	(3,316)	(259)	(16,601)	(16,713)	(63,940)	(48,911)	(2,046)	(2,364)
Adjustments to maintain reserves	(2,564)	(114)	1,862	1,352	(285)	(2,471)	158	164

Net equity transactions	17,316,582	5,263,144	(24,112,783)	(27,481,626)	(23,123,915)	3,023,714	(4,260,198)	(5,240,687)

Net change in contract owners’ equity	17,997,760	5,692,293	2,892,614	32,260,549	(4,772,490)	43,032,633	828,032	6,487,711
Contract owners’ equity beginning of period	5,692,293	-	241,384,788	209,124,239	174,159,280	131,126,647	44,815,755	38,328,044

Contract owners’ equity end of period	$23,690,053	5,692,293	244,277,402	241,384,788	169,386,790	174,159,280	45,643,787	44,815,755

CHANGES IN UNITS:
Beginning units	466,331	-	5,646,503	6,373,721	8,091,350	7,884,652	1,265,074	1,435,555
Units purchased	2,065,110	528,282	194,615	277,105	929,920	2,172,981	41,450	35,511
Units redeemed	(662,371)	(61,951)	(734,728)	(1,004,323)	(1,936,092)	(1,966,283)	(155,263)	(205,992)

Ending units	1,869,070	466,331	5,106,390	5,646,503	7,085,178	8,091,350	1,151,261	1,265,074

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	ETVFR		FRESS2		GVGMNS		HVIE
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$156,568	1,458	7,628	1,912	(91,590)	(33,335)	96,343	25,381
Realized gain (loss) on investments	(184,376)	(1)	1,326	(8)	40,819	94,586	274,761	130,038
Change in unrealized gain (loss) on investments	(330,314)	148	47,377	(12,851)	132,579	77,371	(1,659,296)	2,056,941
Reinvested capital gains	-	44	32,853	5,681	53,322	107,917	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(358,122)	1,649	89,184	(5,266)	135,130	246,539	(1,288,192)	2,212,360

Equity transactions:
Purchase payments received from contract owners (note 3)	6,887,454	53,406	466,339	136,764	2,405,349	3,911,123	1,985,325	3,763,473
Transfers between funds	14,931,802	113,701	(18,107)	-	(77,701)	205,536	328,939	(481,022)
Redemptions (note 3)	(726,660)	-	(1,606)	-	(431,861)	(310,482)	(524,132)	(243,977)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(661)	-	-	-	(287)	(173)	(116,720)	(86,813)
Contingent deferred sales charges (note 2)	(1,181)	-	-	-	(1,708)	(1,190)	(6,140)	(3,677)
Adjustments to maintain reserves	73	(5)	1	(4)	(105)	(80)	(336)	(2,099)

Net equity transactions	21,090,827	167,102	446,627	136,760	1,893,687	3,804,734	1,666,936	2,945,885

Net change in contract owners’ equity	20,732,705	168,751	535,811	131,494	2,028,817	4,051,273	378,744	5,158,245
Contract owners’ equity beginning of period	168,751	-	131,494	-	4,622,209	570,936	14,418,065	9,259,820

Contract owners’ equity end of period	$20,901,456	168,751	667,305	131,494	6,651,026	4,622,209	14,796,809	14,418,065

CHANGES IN UNITS:
Beginning units	16,659	-	14,671	-	406,175	55,968	1,179,976	917,015
Units purchased	3,327,980	16,659	44,975	14,671	236,087	464,144	330,856	508,846
Units redeemed	(1,244,850)	-	(2,002)	-	(70,410)	(113,937)	(191,740)	(245,885)

Ending units	2,099,789	16,659	57,644	14,671	571,852	406,175	1,319,092	1,179,976

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	HVSIT		IVMCC2		IVKMG2		IVBRA1
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(372,883)	(388,658)	(171,369)	(44,237)	(349,201)	(310,757)	(610)	554
Realized gain (loss) on investments	2,722,764	2,725,402	128,021	208,939	1,630,076	758,259	20	-
Change in unrealized gain (loss) on investments	(5,502,579)	5,653,487	(1,087,995)	340,386	18,425	6,164,921	(4,821)	(963)
Reinvested capital gains	1,855,175	-	1,285,549	346,153	-	-	9,770	1,105

Net increase (decrease) in contract owners’ equity resulting from operations	(1,297,523)	7,990,231	154,206	851,241	1,299,300	6,612,423	4,359	696

Equity transactions:
Purchase payments received from contract owners (note 3)	3,704,991	7,305,046	5,376,524	4,480,847	225,372	266,163	153,142	50,612
Transfers between funds	(3,321,738)	1,424,464	413,990	466,305	(739,239)	(2,383,083)	994	45
Redemptions (note 3)	(1,772,220)	(1,708,809)	(425,544)	(141,614)	(2,683,558)	(2,213,082)	-	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(247,847)	(209,718)	(33,676)	(13,725)	(113,296)	(111,876)	-	-
Contingent deferred sales charges (note 2)	(31,101)	(12,474)	(6,161)	(1,231)	(7,746)	(9,227)	-	-
Adjustments to maintain reserves	(560)	(592)	(296)	(287)	(507)	(697)	3	(3)

Net equity transactions	(1,668,475)	6,797,917	5,324,837	4,790,295	(3,318,974)	(4,451,802)	154,139	50,654

Net change in contract owners’ equity	(2,965,998)	14,788,148	5,479,043	5,641,536	(2,019,674)	2,160,621	158,498	51,350
Contract owners’ equity beginning of period	37,089,198	22,301,050	7,167,431	1,525,895	23,558,853	21,398,232	51,350	-

Contract owners’ equity end of period	$34,123,200	37,089,198	12,646,474	7,167,431	21,539,179	23,558,853	209,848	51,350

CHANGES IN UNITS:
Beginning units	2,149,202	1,678,205	571,438	153,532	1,802,302	2,201,353	5,179	-
Units purchased	590,399	1,392,881	541,104	598,210	298,275	201,402	14,990	5,179
Units redeemed	(689,732)	(921,884)	(127,916)	(180,304)	(547,767)	(600,453)	(80)	-

Ending units	2,049,869	2,149,202	984,626	571,438	1,552,810	1,802,302	20,089	5,179

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	JPMMV1		JABS		JAMGS		JACAS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(84,431)	(55,858)	17,657	69,225	(316)	(13)	(2,228,907)	(1,390,583)
Realized gain (loss) on investments	1,594,624	1,686,455	451,439	149,145	62	1	12,761,228	4,567,792
Change in unrealized gain (loss) on investments	(421,908)	1,652,493	4,922	1,191,795	7,876	892	(47,364,159)	34,285,389
Reinvested capital gains	859,135	131,580	282,873	516,142	2,926	-	46,390,189	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,947,420	3,414,670	756,891	1,926,307	10,548	880	9,558,351	37,462,598

Equity transactions:
Purchase payments received from contract owners (note 3)	483,093	921,795	134,807	210,806	111,515	9,311	7,313,347	15,364,826
Transfers between funds	(21,207)	3,150,496	(267,926)	(416,953)	(77)	-	(13,469,286)	(19,975,289)
Redemptions (note 3)	(2,206,307)	(1,913,966)	(942,414)	(1,846,160)	-	-	(13,089,099)	(13,295,180)
Annuity benefits	-	-	(11,853)	(7,125)	-	-	-	-
Contract maintenance charges (note 2)	(4,086)	(3,987)	(604)	(862)	(33)	-	(705,650)	(672,673)
Contingent deferred sales charges (note 2)	(1,084)	(2,947)	(92)	(1,650)	-	-	(52,011)	(80,328)
Adjustments to maintain reserves	(96)	(89)	2,660	(10,964)	(7)	(2)	(1,418)	(1,544)

Net equity transactions	(1,749,687)	2,151,302	(1,085,422)	(2,072,908)	111,398	9,309	(20,004,117)	(18,660,188)

Net change in contract owners’ equity	197,733	5,565,972	(328,531)	(146,601)	121,946	10,189	(10,445,766)	18,802,410
Contract owners’ equity beginning of period	15,844,686	10,278,714	11,612,668	11,759,269	10,189	-	160,071,012	141,268,602

Contract owners’ equity end of period	$16,042,419	15,844,686	11,284,137	11,612,668	132,135	10,189	149,625,246	160,071,012

CHANGES IN UNITS:
Beginning units	706,041	597,636	528,268	637,267	836	-	7,528,794	8,531,781
Units purchased	148,906	370,462	33,520	44,723	8,905	836	882,831	1,659,468
Units redeemed	(225,797)	(262,057)	(80,408)	(153,722)	(36)	-	(1,778,459)	(2,662,455)

Ending units	629,150	706,041	481,380	528,268	9,705	836	6,633,166	7,528,794

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	JAGTS		JAIGS		LZREMS		MIGSC
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(472,048)	(315,960)	3,137,493	1,213,360	136,885	532	(94,240)	(91,058)
Realized gain (loss) on investments	2,176,828	597,188	(1,420,670)	(2,069,784)	32,386	50	608,640	642,307
Change in unrealized gain (loss) on investments	(1,257,409)	6,050,615	(16,890,457)	9,834,302	(1,675,881)	(433)	(265,392)	1,229,361
Reinvested capital gains	1,873,001	-	5,170,275	-	96,352	237	432,016	248,547

Net increase (decrease) in contract owners’ equity resulting from operations	2,320,372	6,331,843	(10,003,359)	8,977,878	(1,410,258)	386	681,024	2,029,157

Equity transactions:
Purchase payments received from contract owners (note 3)	9,539,097	5,110,060	6,482,051	5,299,807	8,650,115	40,961	139,338	40,831
Transfers between funds	90,314	656,395	(1,077,134)	(7,585,908)	5,655,271	(498)	(258,019)	(248,098)
Redemptions (note 3)	(2,260,800)	(2,155,791)	(8,418,224)	(10,227,262)	(237,718)	-	(1,303,313)	(1,726,890)
Annuity benefits	(582)	(511)	(13,182)	(13,857)	-	-	-	-
Contract maintenance charges (note 2)	(4,215)	(3,948)	(13,407)	(16,584)	(138)	-	(754)	(841)
Contingent deferred sales charges (note 2)	(6,603)	(7,338)	(22,555)	(52,971)	(377)	-	(274)	(874)
Adjustments to maintain reserves	(321)	(1,181)	(362)	(991)	(121)	(6)	(185)	(249)

Net equity transactions	7,356,890	3,597,686	(3,062,813)	(12,597,766)	14,067,032	40,457	(1,423,207)	(1,936,121)

Net change in contract owners’ equity	9,677,262	9,929,529	(13,066,172)	(3,619,888)	12,656,774	40,843	(742,183)	93,036
Contract owners’ equity beginning of period	27,248,015	17,318,486	76,830,090	80,449,978	40,843	-	8,313,066	8,220,030

Contract owners’ equity end of period	$36,925,277	27,248,015	63,763,918	76,830,090	12,697,617	40,843	7,570,883	8,313,066

CHANGES IN UNITS:
Beginning units	2,738,469	2,402,225	3,552,741	4,239,187	4,129	-	379,071	480,417
Units purchased	1,992,176	1,092,301	608,654	696,916	1,584,097	4,179	13,735	28,899
Units redeemed	(1,374,912)	(756,057)	(849,845)	(1,383,362)	(209,342)	(50)	(77,563)	(130,245)

Ending units	3,355,733	2,738,469	3,311,550	3,552,741	1,378,884	4,129	315,243	379,071

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	MNDSC		MVUSC		MVFSC		MVIVSC
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(348,675)	(246,926)	1,153	152	(908,981)	(2,113,899)	422,809	(131,537)
Realized gain (loss) on investments	939,368	641,061	367	1	24,276,723	19,077,934	1,816,506	1,612,253
Change in unrealized gain (loss) on investments	(7,402,779)	4,081,575	(1,552)	480	(4,518,031)	81,399,828	(3,271,951)	22,062,036
Reinvested capital gains	4,576,880	159,903	2,785	161	11,748,958	1,059,286	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,235,206)	4,635,613	2,753	794	30,598,669	99,423,149	(1,032,636)	23,542,752

Equity transactions:
Purchase payments received from contract owners (note 3)	6,616,098	8,371,076	15,857	20,189	27,963,946	28,527,711	28,148,030	26,965,050
Transfers between funds	(5,368,251)	9,912,066	72,971	-	(14,469,598)	(11,372,458)	11,137,685	16,495,681
Redemptions (note 3)	(1,265,413)	(1,501,842)	-	-	(43,942,454)	(36,940,464)	(8,110,808)	(4,529,997)
Annuity benefits	-	-	-	-	(14,253)	(12,343)	-	-
Contract maintenance charges (note 2)	(56,686)	(28,015)	-	-	(1,828,264)	(1,674,348)	(903,449)	(710,182)
Contingent deferred sales charges (note 2)	(9,323)	(1,288)	-	-	(124,789)	(153,372)	(82,139)	(31,438)
Adjustments to maintain reserves	(511)	(439)	-	(4)	(1,375)	(718)	(680)	(896)

Net equity transactions	(84,086)	16,751,558	88,828	20,185	(32,416,787)	(21,625,992)	30,188,639	38,188,218

Net change in contract owners’ equity	(2,319,292)	21,387,171	91,581	20,979	(1,818,118)	77,797,157	29,156,003	61,730,970
Contract owners’ equity beginning of period	23,938,810	2,551,639	20,979	-	386,511,821	308,714,664	139,601,593	77,870,623

Contract owners’ equity end of period	$21,619,518	23,938,810	112,560	20,979	384,693,703	386,511,821	168,757,596	139,601,593

CHANGES IN UNITS:
Beginning units	1,688,392	250,099	1,989	-	15,568,092	16,598,824	9,380,271	6,568,051
Units purchased	866,526	2,041,879	7,758	1,989	2,759,897	3,404,031	3,913,398	4,591,826
Units redeemed	(878,428)	(603,586)	(199)	-	(4,064,509)	(4,434,763)	(1,895,996)	(1,779,606)

Ending units	1,676,490	1,688,392	9,548	1,989	14,263,480	15,568,092	11,397,673	9,380,271

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	MSVFI		MSVF2		MSEM		MSEMB
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$22,729	29,524	229,065	321,627	101,267	78,587	30,347	23,229
Realized gain (loss) on investments	16,820	23,585	468,577	322,236	1,426	42,029	1,866	9,855
Change in unrealized gain (loss) on investments	46,111	(74,772)	208,486	(1,018,539)	(75,222)	(479,013)	(29,801)	(142,321)
Reinvested capital gains	-	-	-	-	18,455	36,234	5,746	11,213

Net increase (decrease) in contract owners’ equity resulting from operations	85,660	(21,663)	906,128	(374,676)	45,926	(322,163)	8,158	(98,024)

Equity transactions:
Purchase payments received from contract owners (note 3)	20,296	15,399	31,660	56,855	(6)	337	132,772	8,000
Transfers between funds	1,399,248	(136,517)	367,219	(709,138)	(69,106)	(146,216)	(6,975)	(83,396)
Redemptions (note 3)	(85,350)	(133,801)	(1,882,161)	(1,871,482)	(290,609)	(394,339)	(84,266)	(66,145)
Annuity benefits	-	-	(6,999)	(7,383)	-	-	-	-
Contract maintenance charges (note 2)	(323)	(355)	(22,227)	(22,152)	(1,280)	(1,534)	(116)	(163)
Contingent deferred sales charges (note 2)	(45)	(307)	(1,092)	(3,606)	(13)	(46)	(1)	(11)
Adjustments to maintain reserves	(37)	(65)	(315)	(309)	44	(51)	(70)	(49)

Net equity transactions	1,333,789	(255,646)	(1,513,915)	(2,557,215)	(360,970)	(541,849)	41,344	(141,764)

Net change in contract owners’ equity	1,419,449	(277,309)	(607,787)	(2,931,891)	(315,044)	(864,012)	49,502	(239,788)
Contract owners’ equity beginning of period	1,143,334	1,420,643	15,626,819	18,558,710	2,529,866	3,393,878	766,339	1,006,127

Contract owners’ equity end of period	$2,562,783	1,143,334	15,019,032	15,626,819	2,214,822	2,529,866	815,841	766,339

CHANGES IN UNITS:
Beginning units	94,101	114,987	1,277,247	1,488,971	98,656	119,137	35,082	40,884
Units purchased	143,526	8,059	265,809	164,111	-	21	16,453	858
Units redeemed	(40,252)	(28,945)	(386,074)	(375,835)	(13,584)	(20,502)	(6,848)	(6,660)

Ending units	197,375	94,101	1,156,982	1,277,247	85,072	98,656	44,687	35,082

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	VKVGR2		MSVRE		MSVREB		NAMAA2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(1,393)	1,634	28	(121)	(4)	(21)	1,370,824	-
Realized gain (loss) on investments	340	4,230	1,864	1,565	152	12	216	-
Change in unrealized gain (loss) on investments	18,822	(7,673)	5,653	(1,166)	876	38	(713,034)	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	17,769	(1,809)	7,545	278	1,024	29	658,006	-

Equity transactions:
Purchase payments received from contract owners (note 3)	54,402	36,361	-	184	(377)	(210)	184,133,541	-
Transfers between funds	127,018	(11,191)	-	(184)	(410)	242	2,164,106	-
Redemptions (note 3)	(6,006)	(1,019)	-	-	-	(32)	(436,741)	-
Annuity benefits	-	-	(6,509)	(9,312)	(500)	(468)	-	-
Contract maintenance charges (note 2)	(13)	(1)	-	-	2	(1)	(7,782)	-
Contingent deferred sales charges (note 2)	(16)	-	-	-	-	-	(2,399)	-
Adjustments to maintain reserves	2	(19)	858	3,808	(34)	2	(17)	-

Net equity transactions	175,387	24,131	(5,651)	(5,504)	(1,319)	(467)	185,850,708	-

Net change in contract owners’ equity	193,156	22,322	1,894	(5,226)	(295)	(438)	186,508,714	-
Contract owners’ equity beginning of period	82,016	59,694	29,133	34,359	4,376	4,814	-	-

Contract owners’ equity end of period	$275,172	82,016	31,027	29,133	4,081	4,376	186,508,714	-

CHANGES IN UNITS:
Beginning units	8,643	6,184	-	-	27	27	-	-
Units purchased	22,364	8,962	-	12	-	28	19,164,901	-
Units redeemed	(5,315)	(6,503)	-	(12)	(27)	(28)	(390,100)	-

Ending units	25,692	8,643	-	-	-	27	18,774,801	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NAMGI2		NVAMV1		NVAMV2		GVAAA2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$173,386	-	367,621	251,186	533,622	242,761	(28,017,348)	(9,878,200)
Realized gain (loss) on investments	(809)	-	2,092,315	1,956,272	7,687,272	5,051,318	16,730,114	10,231,221
Change in unrealized gain (loss) on investments	61,030	-	(2,489,375)	10,623,314	(8,762,082)	32,294,637	174,411,995	836,203,892
Reinvested capital gains	-	-	6,164,475	1,003,134	18,844,783	3,084,906	8,046,845	1,052,405

Net increase (decrease) in contract owners’ equity resulting from operations	233,607	-	6,135,036	13,833,906	18,303,595	40,673,622	171,171,606	837,609,318

Equity transactions:
Purchase payments received from contract owners (note 3)	21,276,968	-	1,272,310	901,161	13,052,832	10,640,647	444,256,128	452,044,967
Transfers between funds	255,223	-	431,834	(201,272)	(3,892,605)	(5,213,674)	61,585,453	88,656,793
Redemptions (note 3)	(50,753)	-	(6,638,123)	(8,406,233)	(20,005,361)	(17,238,167)	(266,007,318)	(225,531,992)
Annuity benefits	-	-	(4,557)	(4,021)	(23,369)	(20,571)	(20,372)	(7,475)
Contract maintenance charges (note 2)	-	-	(20,181)	(21,562)	(694,642)	(624,230)	(46,739,903)	(39,268,844)
Contingent deferred sales charges (note 2)	(89)	-	(3,795)	(9,289)	(81,087)	(75,006)	(2,313,764)	(2,111,203)
Adjustments to maintain reserves	(43)	-	1,261	530	(1,363)	(1,523)	2,137	(207)

Net equity transactions	21,481,306	-	(4,961,251)	(7,740,686)	(11,645,595)	(12,532,524)	190,762,361	273,782,039

Net change in contract owners’ equity	21,714,913	-	1,173,785	6,093,220	6,658,000	28,141,098	361,933,967	1,111,391,357
Contract owners’ equity beginning of period	-	-	55,025,478	48,932,258	170,943,231	142,802,133	4,915,538,754	3,804,147,397

Contract owners’ equity end of period	$21,714,913	-	56,199,263	55,025,478	177,601,231	170,943,231	5,277,472,721	4,915,538,754

CHANGES IN UNITS:
Beginning units	-	-	2,696,763	3,121,609	8,531,980	9,244,748	352,795,401	331,857,633
Units purchased	2,229,274	-	178,449	137,357	1,735,984	1,659,063	47,802,139	62,015,267
Units redeemed	(85,487)	-	(407,686)	(562,203)	(2,297,794)	(2,371,831)	(34,337,750)	(41,077,499)

Ending units	2,143,787	-	2,467,526	2,696,763	7,970,170	8,531,980	366,259,790	352,795,401

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	GVABD2		GVAGG2		GVAGR2		GVAGI2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(4,188,798)	4,134,690	(1,697,538)	(1,879,078)	(3,715,998)	(3,242,229)	(13,275,403)	(7,846,368)
Realized gain (loss) on investments	2,375,634	357,522	2,330,212	304,128	2,142,219	(1,392,479)	60,342,372	18,777,719
Change in unrealized gain (loss) on investments	40,356,593	(61,671,830)	(61,252)	41,606,303	22,797,673	69,808,562	89,714,927	383,090,590
Reinvested capital gains	15,194,522	429,639	-	-	-	-	17,195,120	-

Net increase (decrease) in contract owners’ equity resulting from operations	53,737,951	(56,749,979)	571,422	40,031,353	21,223,894	65,173,854	153,977,016	394,021,941

Equity transactions:
Purchase payments received from contract owners (note 3)	278,721,804	281,696,970	42,466,658	33,354,606	73,541,118	55,861,759	337,172,403	328,793,812
Transfers between funds	29,099,141	165,847,527	(4,335,173)	(3,093,553)	(15,506,884)	(10,169,335)	(75,266,251)	(132,755,812)
Redemptions (note 3)	(91,640,033)	(107,438,108)	(16,656,228)	(11,052,750)	(27,100,315)	(19,440,978)	(101,294,208)	(110,562,160)
Annuity benefits	(47,309)	(36,367)	(5,549)	(8,048)	(6,092)	(5,601)	(19,405)	(6,175)
Contract maintenance charges (note 2)	(15,003,754)	(11,181,264)	(910,762)	(767,570)	(1,191,441)	(1,043,726)	(15,636,418)	(11,612,915)
Contingent deferred sales charges (note 2)	(1,000,632)	(716,442)	(130,826)	(70,403)	(177,330)	(100,222)	(1,071,159)	(731,503)
Adjustments to maintain reserves	1,708	(1,285)	(754)	5,512	(1,207)	(1,294)	1,157	(1,386)

Net equity transactions	200,130,925	328,171,031	20,427,366	18,367,794	29,557,849	25,100,603	143,886,119	73,123,861

Net change in contract owners’ equity	253,868,876	271,421,052	20,998,788	58,399,147	50,781,743	90,274,457	297,863,135	467,145,802
Contract owners’ equity beginning of period	1,507,999,686	1,236,578,634	200,984,293	142,585,146	317,072,144	226,797,687	1,724,591,166	1,257,445,364

Contract owners’ equity end of period	$1,761,868,562	1,507,999,686	221,983,081	200,984,293	367,853,887	317,072,144	2,022,454,301	1,724,591,166

CHANGES IN UNITS:
Beginning units	135,018,265	106,649,138	13,261,501	11,903,007	23,231,955	21,178,621	141,379,875	135,436,985
Units purchased	39,321,455	49,887,834	3,914,058	3,895,861	6,838,787	6,301,206	35,498,465	41,035,996
Units redeemed	(21,919,608)	(21,518,707)	(2,541,675)	(2,537,367)	(4,690,882)	(4,247,872)	(24,195,131)	(35,093,106)

Ending units	152,420,112	135,018,265	14,633,884	13,261,501	25,379,860	23,231,955	152,683,209	141,379,875

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	HIBF		GEM		GEM2		GIG
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$2,044,593	257,166	(7,340)	(225)	(158,564)	(5,217)	206,728	(227)
Realized gain (loss) on investments	64,072	(153,370)	104,892	1,547	233,390	(33,438)	26,578	1,577
Change in unrealized gain (loss) on investments	(3,501,442)	200,290	(456,285)	(2,075)	(2,809,615)	24,363	(969,062)	8,943
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,392,777)	304,086	(358,733)	(753)	(2,734,789)	(14,292)	(735,756)	10,293

Equity transactions:
Purchase payments received from contract owners (note 3)	5,390,738	(115)	216,562	-	6,217,527	-	344,395	56,408
Transfers between funds	64,087,672	(202,153)	13,819,023	68,304	59,208,188	(44,791)	24,315,236	(764)
Redemptions (note 3)	(6,570,634)	(1,007,410)	(1,749,956)	(27,089)	(3,776,115)	(103,410)	(1,614,288)	(2,297)
Annuity benefits	(302)	(311)	(2,240)	(558)	(1,537)	-	(3,213)	-
Contract maintenance charges (note 2)	(3,413)	(721)	(4,337)	(105)	(2,895)	(281)	(5,845)	(27)
Contingent deferred sales charges (note 2)	(28,703)	(374)	(2,470)	-	(9,810)	(10)	(766)	-
Adjustments to maintain reserves	(574)	(65)	1,939	(253)	(615)	(34)	20,256	(46)

Net equity transactions	62,874,784	(1,211,149)	12,278,521	40,299	61,634,743	(148,526)	23,055,775	53,274

Net change in contract owners’ equity	61,482,007	(907,063)	11,919,788	39,546	58,899,954	(162,818)	22,320,019	63,567
Contract owners’ equity beginning of period	5,139,688	6,046,751	249,072	209,526	924,616	1,087,434	101,582	38,015

Contract owners’ equity end of period	$66,621,695	5,139,688	12,168,860	249,072	59,824,570	924,616	22,421,601	101,582

CHANGES IN UNITS:
Beginning units	255,684	317,408	14,366	8,617	28,105	32,659	8,336	3,168
Units purchased	5,581,827	657	674,713	6,957	2,371,315	-	1,772,647	5,412
Units redeemed	(2,505,762)	(62,381)	(110,558)	(1,208)	(344,582)	(4,554)	(142,561)	(244)

Ending units	3,331,749	255,684	578,521	14,366	2,054,838	28,105	1,638,422	8,336

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVIE6		NVNMO1		NVNMO2		NVNSR1
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$692,621	(265,362)	(394,853)	(270,888)	(261,455)	(217,238)	(14,607)	(12,787)
Realized gain (loss) on investments	921,024	856,710	3,810,006	3,100,663	2,569,130	1,174,613	559,104	217,622
Change in unrealized gain (loss) on investments	(2,699,156)	3,345,706	(12,614,582)	21,948,594	(5,892,663)	8,335,590	(341,829)	699,071
Reinvested capital gains	-	-	13,354,869	3,368,774	5,023,291	1,441,113	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,085,511)	3,937,054	4,155,440	28,147,143	1,438,303	10,734,078	202,668	903,906

Equity transactions:
Purchase payments received from contract owners (note 3)	6,165,229	3,144,175	762,769	820,469	400,014	2,956,992	212,900	184,872
Transfers between funds	6,157,350	(288,273)	(3,015,654)	(359,220)	(5,138,146)	954,184	(1,149,948)	585,572
Redemptions (note 3)	(2,870,429)	(1,644,743)	(8,901,463)	(10,085,648)	(2,911,169)	(1,785,782)	(371,183)	(268,877)
Annuity benefits	-	-	(11,188)	(10,256)	-	-	-	-
Contract maintenance charges (note 2)	(166,392)	(126,503)	(33,274)	(35,831)	(208,049)	(200,966)	(973)	(1,098)
Contingent deferred sales charges (note 2)	(26,716)	(11,000)	(1,954)	(3,816)	(16,044)	(15,317)	(6,645)	(579)
Adjustments to maintain reserves	(464)	(546)	123	1,009	(511)	(584)	(64)	(73)

Net equity transactions	9,258,578	1,073,110	(11,200,641)	(9,673,293)	(7,873,905)	1,908,527	(1,315,913)	499,817

Net change in contract owners’ equity	8,173,067	5,010,164	(7,045,201)	18,473,850	(6,435,602)	12,642,605	(1,113,245)	1,403,723
Contract owners’ equity beginning of period	29,543,767	24,533,603	88,961,115	70,487,265	36,797,573	24,154,968	3,790,960	2,387,237

Contract owners’ equity end of period	$37,716,834	29,543,767	81,915,914	88,961,115	30,361,971	36,797,573	2,677,715	3,790,960

CHANGES IN UNITS:
Beginning units	3,288,584	3,157,577	7,038,080	7,916,101	2,987,351	2,768,451	271,583	234,137
Units purchased	1,857,996	867,070	97,692	451,250	248,034	1,706,303	79,163	191,742
Units redeemed	(839,851)	(736,063)	(974,591)	(1,329,271)	(889,102)	(1,487,403)	(175,061)	(154,296)

Ending units	4,306,729	3,288,584	6,161,181	7,038,080	2,346,283	2,987,351	175,685	271,583

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVNSR2		NVCRA2		NVCRB2		NVCCA2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(1,306,874)	(1,620,160)	290,583	(106,615)	17,781,484	2,950,030	26,795,631	1,198,870
Realized gain (loss) on investments	24,903,697	8,279,074	933,506	1,095,950	6,465,329	4,075,094	67,415,036	20,706,640
Change in unrealized gain (loss) on investments	(10,727,335)	44,612,301	(2,214,646)	6,397,680	(20,605,886)	166,116,441	(99,726,233)	374,973,405
Reinvested capital gains	-	-	2,525,526	870,113	51,066,330	38,377,324	95,586,860	76,079,358

Net increase (decrease) in contract owners’ equity resulting from operations	12,869,488	51,271,215	1,534,969	8,257,128	54,707,257	211,518,889	90,071,294	472,958,273

Equity transactions:
Purchase payments received from contract owners (note 3)	5,941,690	6,907,233	16,799,491	12,436,169	274,623,378	322,091,395	77,341,783	91,646,044
Transfers between funds	(19,955,839)	(9,038,284)	(225,744)	1,529,630	(10,701,229)	(14,371,945)	19,053,552	54,730,284
Redemptions (note 3)	(27,143,258)	(21,691,893)	(3,546,740)	(5,071,473)	(107,038,566)	(124,515,141)	(150,554,848)	(80,050,061)
Annuity benefits	(7,255)	(6,555)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(761,325)	(751,996)	(4,174)	(3,756)	(19,094,307)	(15,071,262)	(29,995,449)	(27,081,457)
Contingent deferred sales charges (note 2)	(74,711)	(107,582)	(19,403)	(28,945)	(1,245,207)	(864,871)	(1,228,799)	(1,036,355)
Adjustments to maintain reserves	(1,114)	(307)	(323)	(298)	(1,250)	(1,166)	(1,298)	(1,085)

Net equity transactions	(42,001,812)	(24,689,384)	13,003,107	8,861,327	136,542,819	167,267,010	(85,385,059)	38,207,370

Net change in contract owners’ equity	(29,132,324)	26,581,831	14,538,076	17,118,455	191,250,076	378,785,899	4,686,235	511,165,643
Contract owners’ equity beginning of period	178,984,950	152,403,119	45,281,166	28,162,711	1,940,345,195	1,561,559,296	2,929,764,084	2,418,598,441

Contract owners’ equity end of period	$149,852,626	178,984,950	59,819,242	45,281,166	2,131,595,271	1,940,345,195	2,934,450,319	2,929,764,084

CHANGES IN UNITS:
Beginning units	13,130,785	15,266,456	3,708,333	2,931,734	159,209,883	145,128,586	237,108,265	233,768,591
Units purchased	2,146,418	2,908,543	1,863,388	1,777,959	28,580,380	40,492,172	15,401,714	17,803,307
Units redeemed	(5,223,673)	(5,044,214)	(791,456)	(1,001,360)	(17,671,090)	(26,410,875)	(22,308,455)	(14,463,633)

Ending units	10,053,530	13,130,785	4,780,265	3,708,333	170,119,173	159,209,883	230,201,524	237,108,265

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVCCN2		NVCMD2		NVCMA2		NVCMC2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$4,753,773	1,277,114	25,519,851	3,945,715	3,392,791	(614,970)	7,172,979	1,920,682
Realized gain (loss) on investments	5,735,819	9,223,433	52,889,239	5,146,672	18,895,905	21,939,837	11,580,525	10,364,249
Change in unrealized gain (loss) on investments	(19,729,786)	2,142,758	(61,562,198)	308,281,833	(43,977,377)	39,571,554	(19,689,141)	42,004,293
Reinvested capital gains	22,107,362	11,557,662	68,768,783	64,898,963	33,079,037	16,755,205	21,975,973	16,216,497

Net increase (decrease) in contract owners’ equity resulting from operations	12,867,168	24,200,967	85,615,675	382,273,183	11,390,356	77,651,626	21,040,336	70,505,721

Equity transactions:
Purchase payments received from contract owners (note 3)	56,164,864	97,636,457	102,757,302	358,969,982	31,807,624	28,834,701	86,347,767	105,311,415
Transfers between funds	(544,234)	(85,749,712)	(644,561)	16,790,228	(2,201,208)	(14,429,598)	(19,654,367)	(29,068,116)
Redemptions (note 3)	(59,260,330)	(53,003,467)	(138,665,930)	(98,600,078)	(46,869,260)	(53,566,208)	(45,622,651)	(35,901,260)
Annuity benefits	(1,945)	-	(4,591)	-	-	-	(23,752)	(9,686)
Contract maintenance charges (note 2)	(7,635,767)	(7,295,056)	(28,255,430)	(23,404,140)	(2,115,849)	(2,097,125)	(8,108,310)	(7,129,959)
Contingent deferred sales charges (note 2)	(606,071)	(583,882)	(1,309,185)	(1,134,181)	(209,771)	(173,142)	(504,361)	(397,898)
Adjustments to maintain reserves	(918)	(889)	(6,617)	(1,696)	(608)	(716)	(980)	(482)

Net equity transactions	(11,884,401)	(48,996,549)	(66,129,012)	252,620,115	(19,589,072)	(41,432,088)	12,433,346	32,804,014

Net change in contract owners’ equity	982,767	(24,795,582)	19,486,663	634,893,298	(8,198,716)	36,219,538	33,473,682	103,309,735
Contract owners’ equity beginning of period	736,273,959	761,069,541	2,881,167,187	2,246,273,889	405,457,133	369,237,595	826,489,010	723,179,275

Contract owners’ equity end of period	$737,256,726	736,273,959	2,900,653,850	2,881,167,187	397,258,417	405,457,133	859,962,692	826,489,010

CHANGES IN UNITS:
Beginning units	63,620,813	67,968,499	234,566,759	212,166,284	33,028,201	36,890,388	68,643,015	65,866,801
Units purchased	12,689,991	17,149,770	17,162,791	42,906,460	4,163,830	6,136,201	9,696,272	13,198,941
Units redeemed	(13,736,293)	(21,497,456)	(22,441,810)	(20,505,985)	(5,753,756)	(9,998,388)	(8,662,293)	(10,422,727)

Ending units	62,574,511	63,620,813	229,287,740	234,566,759	31,438,275	33,028,201	69,676,994	68,643,015

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVCBD1		NVCBD2		NVLCP2		TRF
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$57,870	21,552	850,621	809,960	444,034	58,510	(227,018)	(31,828)
Realized gain (loss) on investments	(19,689)	20,174	1,566,087	1,578,539	63,242	183,148	5,723,922	3,205,948
Change in unrealized gain (loss) on investments	39,514	(177,322)	931,369	(7,867,022)	1,250,482	(3,026,690)	8,168,552	29,966,606
Reinvested capital gains	-	25,848	-	1,172,463	-	1,032,030	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	77,695	(109,748)	3,348,077	(4,306,060)	1,757,758	(1,753,002)	13,665,456	33,140,726

Equity transactions:
Purchase payments received from contract owners (note 3)	72,367	34,348	6,223,677	7,137,891	9,436,453	6,571,751	1,388,722	1,452,780
Transfers between funds	1,269,354	(376,476)	220,288	2,506,537	6,499,531	149,119	(779,712)	(1,505,311)
Redemptions (note 3)	(311,263)	(536,412)	(17,663,776)	(14,175,679)	(2,989,702)	(3,009,953)	(14,770,629)	(16,439,106)
Annuity benefits	-	-	(6,637)	(7,009)	-	-	(67,818)	(68,900)
Contract maintenance charges (note 2)	(664)	(853)	(519,743)	(494,674)	(389,497)	(308,915)	(76,911)	(83,309)
Contingent deferred sales charges (note 2)	(322)	(1,429)	(47,467)	(59,901)	(22,855)	(18,012)	(3,522)	(5,617)
Adjustments to maintain reserves	(70)	(46)	(872)	(1,091)	(606)	(547)	(77,007)	18,807

Net equity transactions	1,029,402	(880,868)	(11,794,530)	(5,093,926)	12,533,324	3,383,443	(14,386,877)	(16,630,656)

Net change in contract owners’ equity	1,107,097	(990,616)	(8,446,453)	(9,399,986)	14,291,082	1,630,441	(721,421)	16,510,070
Contract owners’ equity beginning of period	2,298,921	3,289,537	110,008,519	119,408,505	50,288,214	48,657,773	136,279,120	119,769,050

Contract owners’ equity end of period	$3,406,018	2,298,921	101,562,066	110,008,519	64,579,296	50,288,214	135,557,699	136,279,120

CHANGES IN UNITS:
Beginning units	190,072	263,240	9,372,371	9,816,211	3,944,916	3,683,753	1,835,389	2,096,623
Units purchased	164,202	77,840	2,721,337	2,313,571	1,895,362	1,180,426	30,969	38,235
Units redeemed	(82,710)	(151,008)	(3,725,283)	(2,757,411)	(935,658)	(919,263)	(230,345)	(299,469)

Ending units	271,564	190,072	8,368,425	9,372,371	4,904,620	3,944,916	1,636,013	1,835,389

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	TRF2		GBF		CAF		CAF2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(1,068,661)	(990,787)	1,243,595	1,180,058	(348,878)	(223,760)	(480,979)	(175,207)
Realized gain (loss) on investments	18,691,833	7,066,711	(6,162,769)	(4,448,056)	2,584,183	2,735,912	1,653,582	885,970
Change in unrealized gain (loss) on investments	(3,628,055)	32,748,740	13,765,658	(19,824,332)	1,178,771	5,910,351	2,720,110	6,764,634
Reinvested capital gains	-	-	-	3,774,184	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	13,995,117	38,824,664	8,846,484	(19,318,146)	3,414,076	8,422,503	3,892,713	7,475,397

Equity transactions:
Purchase payments received from contract owners (note 3)	3,206,870	3,647,592	6,812,460	10,231,676	671,931	649,735	9,408,961	8,682,256
Transfers between funds	(7,478,757)	(9,988,532)	(4,090,011)	(2,886,217)	174,454	(809,564)	2,226,525	(11,698)
Redemptions (note 3)	(26,852,490)	(21,843,158)	(44,066,396)	(49,915,208)	(3,652,979)	(4,084,927)	(1,268,274)	(743,922)
Annuity benefits	(5,335)	(5,008)	(20,547)	(24,283)	(5,386)	(4,122)	-	-
Contract maintenance charges (note 2)	(606,481)	(615,149)	(1,066,711)	(1,063,931)	(24,402)	(26,234)	(259,585)	(206,139)
Contingent deferred sales charges (note 2)	(64,198)	(99,930)	(92,107)	(167,967)	(4,255)	(977)	(20,417)	(7,338)
Adjustments to maintain reserves	(894)	(481)	(6,380)	(93)	855	402	(493)	(414)

Net equity transactions	(31,801,285)	(28,904,666)	(42,529,692)	(43,826,023)	(2,839,782)	(4,275,687)	10,086,717	7,712,745

Net change in contract owners’ equity	(17,806,168)	9,919,998	(33,683,208)	(63,144,169)	574,294	4,146,816	13,979,430	15,188,142
Contract owners’ equity beginning of period	158,840,588	148,920,590	305,366,571	368,510,740	36,342,616	32,195,800	38,538,816	23,350,674

Contract owners’ equity end of period	$141,034,420	158,840,588	271,683,363	305,366,571	36,916,910	36,342,616	52,518,246	38,538,816

CHANGES IN UNITS:
Beginning units	8,102,028	9,811,244	20,054,696	22,621,715	1,371,740	1,556,489	2,980,072	2,300,514
Units purchased	1,442,603	1,033,041	4,425,391	5,643,291	58,379	39,125	1,393,431	1,286,149
Units redeemed	(3,053,431)	(2,742,257)	(7,535,816)	(8,210,310)	(159,373)	(223,874)	(654,276)	(606,591)

Ending units	6,491,200	8,102,028	16,944,271	20,054,696	1,270,746	1,371,740	3,719,227	2,980,072

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	GVIX2		GVIX8		GVIDA		NVDBL2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$1,604	-	584,006	381,290	(349,304)	(567,842)	3,316,789	3,232,168
Realized gain (loss) on investments	23	-	563,031	458,755	3,418,498	(11,494,309)	2,687,824	2,185,469
Change in unrealized gain (loss) on investments	(5,591)	-	(4,211,539)	3,698,239	4,007,471	63,244,804	23,259,766	82,777,928
Reinvested capital gains	-	-	-	-	-	-	4,291,243	8,256,324

Net increase (decrease) in contract owners’ equity resulting from operations	(3,964)	-	(3,064,502)	4,538,284	7,076,665	51,182,653	33,555,622	96,451,889

Equity transactions:
Purchase payments received from contract owners (note 3)	59,343	-	10,940,722	7,647,946	19,434,532	11,518,233	197,296,101	247,414,093
Transfers between funds	2,050	-	1,262,261	1,658,893	(2,398,773)	(4,732,314)	1,124,375	12,212,086
Redemptions (note 3)	-	-	(2,171,205)	(1,480,400)	(44,563,246)	(54,480,804)	(41,293,780)	(37,109,984)
Annuity benefits	-	-	-	-	(11,715)	(20,996)	-	-
Contract maintenance charges (note 2)	-	-	(123,909)	(94,335)	(32,444)	(36,810)	(10,707,331)	(7,698,160)
Contingent deferred sales charges (note 2)	-	-	(8,043)	(9,638)	(28,636)	(86,733)	(583,682)	(474,632)
Adjustments to maintain reserves	(3)	-	(500)	(564)	(41,710)	610	(875)	(881)

Net equity transactions	61,390	-	9,899,326	7,721,902	(27,641,992)	(47,838,814)	145,834,808	214,342,522

Net change in contract owners’ equity	57,426	-	6,834,824	12,260,186	(20,565,327)	3,343,839	179,390,430	310,794,411
Contract owners’ equity beginning of period	-	-	32,543,493	20,283,307	232,733,212	229,389,373	1,036,338,855	725,544,444

Contract owners’ equity end of period	$57,426	-	39,378,317	32,543,493	212,167,885	232,733,212	1,215,729,285	1,036,338,855

CHANGES IN UNITS:
Beginning units	-	-	3,121,010	2,316,939	10,396,960	12,793,695	69,467,461	54,359,537
Units purchased	5,570	-	1,699,522	1,442,782	1,860,247	1,594,424	16,261,501	21,624,561
Units redeemed	(41)	-	(718,972)	(638,711)	(3,105,604)	(3,991,159)	(6,645,641)	(6,516,637)

Ending units	5,529	-	4,101,560	3,121,010	9,151,603	10,396,960	79,083,321	69,467,461

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVDCA2		GVIDC		GVIDM		GVDMA
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$3,228,885	3,644,209	1,861,983	1,493,927	3,771,030	4,034,040	762,978	(384,928)
Realized gain (loss) on investments	18,582,065	9,321,882	11,274,517	7,107,584	36,346,371	11,964,272	9,893,006	3,147,074
Change in unrealized gain (loss) on investments	10,154,439	182,261,572	(17,887,030)	2,751,459	56,426,681	348,297,316	25,300,394	215,946,893
Reinvested capital gains	20,674,964	19,732,678	20,662,922	10,375,117	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	52,640,353	214,960,341	15,912,392	21,728,087	96,544,082	364,295,628	35,956,378	218,709,039

Equity transactions:
Purchase payments received from contract owners (note 3)	42,414,017	61,212,142	53,942,691	83,482,597	101,117,267	284,295,285	35,629,825	42,233,587
Transfers between funds	14,024,647	34,778,146	(21,476,900)	(17,228,242)	(19,304,990)	(6,580,057)	(26,102,382)	(47,142,995)
Redemptions (note 3)	(55,409,035)	(28,552,558)	(59,190,835)	(67,742,399)	(284,587,314)	(263,704,911)	(178,920,050)	(223,472,867)
Annuity benefits	(1,897)	-	(964)	(11,591)	(67,929)	(104,019)	(14,713)	(5,053)
Contract maintenance charges (note 2)	(15,938,616)	(14,290,387)	(6,420,457)	(6,040,452)	(19,276,316)	(16,046,645)	(4,269,051)	(4,327,301)
Contingent deferred sales charges (note 2)	(543,438)	(440,261)	(590,382)	(744,318)	(991,382)	(1,027,922)	(276,514)	(514,099)
Adjustments to maintain reserves	(628)	(544)	(941)	(893)	(1,779)	(752)	(2,788)	(42,136)

Net equity transactions	(15,454,950)	52,706,538	(33,737,788)	(8,285,298)	(223,112,443)	(3,169,021)	(173,955,673)	(233,270,864)

Net change in contract owners’ equity	37,185,403	267,666,879	(17,825,396)	13,442,789	(126,568,361)	361,126,607	(137,999,295)	(14,561,825)
Contract owners’ equity beginning of period	1,450,611,221	1,182,944,342	685,621,421	672,178,632	2,805,127,597	2,444,000,990	1,165,132,937	1,179,694,762

Contract owners’ equity end of period	$1,487,796,624	1,450,611,221	667,796,025	685,621,421	2,678,559,236	2,805,127,597	1,027,133,642	1,165,132,937

CHANGES IN UNITS:
Beginning units	85,633,495	82,215,483	50,261,670	50,903,848	155,762,593	155,508,138	55,228,742	67,732,226
Units purchased	6,348,438	9,093,441	9,987,756	15,032,910	16,421,758	30,209,511	6,552,498	10,395,702
Units redeemed	(7,260,876)	(5,675,429)	(12,415,086)	(15,675,088)	(28,524,081)	(29,955,056)	(14,786,685)	(22,899,186)

Ending units	84,721,057	85,633,495	47,834,340	50,261,670	143,660,270	155,762,593	46,994,555	55,228,742

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	GVDMC		MCIF		SAM		NVMIG1
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$2,425,320	1,421,339	(542,688)	(410,225)	(9,320,251)	(9,526,813)	46,959	-
Realized gain (loss) on investments	4,581,533	3,206,608	2,942,590	1,385,769	-	-	(37,070)	-
Change in unrealized gain (loss) on investments	3,557,303	54,108,601	936,634	28,255,830	-	-	(2,637,380)	-
Reinvested capital gains	16,181,522	10,241,697	7,387,306	3,139,647	-	-	1,732,767	-

Net increase (decrease) in contract owners’ equity resulting from operations	26,745,678	68,978,245	10,723,842	32,371,021	(9,320,251)	(9,526,813)	(894,724)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	64,664,278	98,468,182	20,952,672	16,050,164	212,668,788	215,193,806	215,496	-
Transfers between funds	3,749,465	(25,500,751)	(1,574,505)	(5,295,212)	140,594,086	92,501,936	35,105,375	-
Redemptions (note 3)	(72,180,347)	(88,828,435)	(13,725,232)	(12,026,235)	(341,393,163)	(346,859,803)	(2,795,723)	-
Annuity benefits	(52,094)	(74,848)	(16,116)	(15,185)	(86,781)	(81,947)	(5,077)	-
Contract maintenance charges (note 2)	(6,347,982)	(5,408,355)	(387,867)	(343,703)	(1,728,824)	(1,579,480)	(7,961)	-
Contingent deferred sales charges (note 2)	(419,497)	(530,759)	(70,565)	(27,604)	(392,061)	(426,416)	(887)	-
Adjustments to maintain reserves	(10,149)	356	(755)	(704)	(1,555)	2,431	3,885	-

Net equity transactions	(10,596,326)	(21,874,610)	5,177,632	(1,658,479)	9,660,490	(41,249,473)	32,515,108	-

Net change in contract owners’ equity	16,149,352	47,103,635	15,901,474	30,712,542	340,239	(50,776,286)	31,620,384	-
Contract owners’ equity beginning of period	842,048,700	794,945,065	136,445,429	105,732,887	619,175,367	669,951,653	-	-

Contract owners’ equity end of period	$858,198,052	842,048,700	152,346,903	136,445,429	619,515,606	619,175,367	31,620,384	-

CHANGES IN UNITS:
Beginning units	52,936,074	54,508,202	4,806,703	4,886,268	51,823,152	55,839,551	-	-
Units purchased	8,236,209	12,243,873	1,242,842	1,279,981	81,223,048	89,949,596	3,579,328	-
Units redeemed	(8,849,674)	(13,816,001)	(1,085,589)	(1,359,546)	(80,539,200)	(93,965,995)	(326,473)	-

Ending units	52,322,609	52,936,074	4,963,956	4,806,703	52,507,000	51,823,152	3,252,855	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVMIG6		GVDIVI		GVDIV2		NVMLG1
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$795,120	(1,073,553)	39,811	-	512,172	3,043	(89,719)	(55,639)
Realized gain (loss) on investments	14,118,060	8,188,246	(17,354)	-	(356,814)	(50,857)	933,284	628,432
Change in unrealized gain (loss) on investments	(26,591,132)	21,276,909	(472,369)	-	(6,960,813)	136,627	(705,247)	1,555,286
Reinvested capital gains	7,808,288	-	-	-	-	-	753,866	727,199

Net increase (decrease) in contract owners’ equity resulting from operations	(3,869,664)	28,391,602	(449,912)	-	(6,805,455)	88,813	892,184	2,855,278

Equity transactions:
Purchase payments received from contract owners (note 3)	5,577,747	4,916,851	53,581	-	3,047,706	-	160,044	242,336
Transfers between funds	(647,179)	(7,524,019)	4,900,800	-	67,219,019	-	(638,043)	373,589
Redemptions (note 3)	(25,860,547)	(21,852,449)	(424,942)	-	(4,211,029)	(86,340)	(1,197,187)	(1,425,747)
Annuity benefits	(2,933)	(2,875)	-	-	(1,128)	-	(2,166)	(1,915)
Contract maintenance charges (note 2)	(759,448)	(752,829)	(1,020)	-	(313,428)	(48)	(4,522)	(5,050)
Contingent deferred sales charges (note 2)	(62,350)	(107,512)	(865)	-	(15,932)	(1)	(1,799)	(3,007)
Adjustments to maintain reserves	(1,061)	(604)	(48)	-	15,449	(29)	219	173

Net equity transactions	(21,755,771)	(25,323,437)	4,527,506	-	65,740,657	(86,418)	(1,683,454)	(819,621)

Net change in contract owners’ equity	(25,625,435)	3,068,165	4,077,594	-	58,935,202	2,395	(791,270)	2,035,657
Contract owners’ equity beginning of period	164,345,189	161,277,024	-	-	519,923	517,528	11,228,754	9,193,097

Contract owners’ equity end of period	$138,719,754	164,345,189	4,077,594	-	59,455,125	519,923	10,437,484	11,228,754

CHANGES IN UNITS:
Beginning units	15,025,508	17,611,397	-	-	30,305	35,976	831,103	904,873
Units purchased	3,025,246	2,506,966	509,483	-	4,712,729	-	109,425	196,058
Units redeemed	(5,041,387)	(5,092,855)	(57,652)	-	(827,753)	(5,671)	(231,844)	(269,828)

Ending units	13,009,367	15,025,508	451,831	-	3,915,281	30,305	708,684	831,103

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVMLG2		NVMLV1		NVMLV2		NVMMG1
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(1,665,562)	(1,314,223)	(5,623)	3,365	(349,814)	(175,528)	(2,545,327)	(2,514,259)
Realized gain (loss) on investments	7,654,588	7,953,860	401,558	347,603	3,875,318	2,597,079	11,028,170	11,119,281
Change in unrealized gain (loss) on investments	(4,922,472)	17,856,229	(452,873)	597,484	(4,765,139)	10,501,690	(27,291,596)	37,480,023
Reinvested capital gains	8,828,520	8,372,121	467,036	205,263	7,154,250	2,857,534	23,316,178	13,715,129

Net increase (decrease) in contract owners’ equity resulting from operations	9,895,074	32,867,987	410,098	1,153,715	5,914,615	15,780,775	4,507,425	59,800,174

Equity transactions:
Purchase payments received from contract owners (note 3)	10,339,499	8,659,496	164,487	77,937	13,157,972	10,206,456	2,024,324	1,944,092
Transfers between funds	(6,500,096)	(4,500,155)	347,312	1,025,148	(734,091)	(715,869)	(4,488,324)	(4,118,396)
Redemptions (note 3)	(16,710,534)	(15,239,081)	(872,160)	(641,691)	(6,115,391)	(6,001,839)	(20,237,071)	(22,846,176)
Annuity benefits	(15,258)	(13,112)	-	-	-	-	(24,320)	(24,199)
Contract maintenance charges (note 2)	(435,691)	(420,515)	(1,557)	(1,448)	(294,495)	(234,449)	(94,484)	(102,833)
Contingent deferred sales charges (note 2)	(46,633)	(59,343)	(92)	(1,040)	(32,475)	(22,018)	(3,239)	(6,301)
Adjustments to maintain reserves	(1,253)	(1,251)	(90)	(79)	(762)	(856)	4,378	5,725

Net equity transactions	(13,369,966)	(11,573,961)	(362,100)	458,827	5,980,758	3,231,425	(22,818,736)	(25,148,088)

Net change in contract owners’ equity	(3,474,892)	21,294,026	47,998	1,612,542	11,895,373	19,012,200	(18,311,311)	34,652,086
Contract owners’ equity beginning of period	127,673,167	106,379,141	4,820,743	3,208,201	67,465,993	48,453,793	207,294,431	172,642,345

Contract owners’ equity end of period	$124,198,275	127,673,167	4,868,741	4,820,743	79,361,366	67,465,993	188,983,120	207,294,431

CHANGES IN UNITS:
Beginning units	9,742,636	10,753,793	320,482	284,923	5,423,937	5,175,853	14,421,413	16,471,475
Units purchased	1,831,749	2,135,881	89,499	172,007	2,004,424	1,853,462	204,661	235,016
Units redeemed	(2,850,546)	(3,147,038)	(113,220)	(136,448)	(1,544,386)	(1,605,378)	(1,820,266)	(2,285,078)

Ending units	8,723,839	9,742,636	296,761	320,482	5,883,975	5,423,937	12,805,808	14,421,413

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVMMG2		NVMMV1		NVMMV2		SCGF
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(1,993,029)	(2,060,024)	283	41	(247,610)	(882,704)	(90,191)	(86,942)
Realized gain (loss) on investments	9,981,324	12,582,195	95	1	15,922,544	15,813,550	397,717	344,030
Change in unrealized gain (loss) on investments	(21,267,597)	19,591,119	(2,307)	258	(41,514,698)	53,762,384	(1,220,129)	1,727,694
Reinvested capital gains	15,526,527	9,235,792	5,073	162	69,321,363	12,969,050	929,035	375,867

Net increase (decrease) in contract owners’ equity resulting from operations	2,247,225	39,349,082	3,144	462	43,481,599	81,662,280	16,432	2,360,649

Equity transactions:
Purchase payments received from contract owners (note 3)	6,728,047	4,899,027	17,686	3,500	10,953,714	6,893,216	79,943	264,629
Transfers between funds	(1,662,315)	(10,747,040)	(142)	(53)	(1,926,074)	(8,193,614)	(658,374)	(707,959)
Redemptions (note 3)	(18,957,242)	(16,135,056)	(753)	-	(37,747,280)	(35,672,300)	(605,661)	(869,566)
Annuity benefits	(4,020)	(3,565)	-	-	(5,208)	(3,682)	(2,713)	(2,479)
Contract maintenance charges (note 2)	(535,624)	(526,312)	(29)	-	(580,842)	(562,248)	(2,450)	(2,582)
Contingent deferred sales charges (note 2)	(49,257)	(70,606)	-	-	(55,200)	(76,477)	(393)	(2,556)
Adjustments to maintain reserves	(1,160)	(1,218)	(3)	(4)	(1,285)	(874)	(79)	(138)

Net equity transactions	(14,481,571)	(22,584,770)	16,759	3,443	(29,362,175)	(37,615,979)	(1,189,727)	(1,320,651)

Net change in contract owners’ equity	(12,234,346)	16,764,312	19,903	3,905	14,119,424	44,046,301	(1,173,295)	1,039,998
Contract owners’ equity beginning of period	135,720,139	118,955,827	3,905	-	301,049,158	257,002,857	7,648,776	6,608,778

Contract owners’ equity end of period	$123,485,793	135,720,139	23,808	3,905	315,168,582	301,049,158	6,475,481	7,648,776

CHANGES IN UNITS:
Beginning units	9,737,422	11,668,408	329	-	20,097,001	22,970,709	729,385	896,886
Units purchased	2,118,108	1,635,440	1,475	334	3,029,806	2,542,787	75,686	162,307
Units redeemed	(3,201,572)	(3,566,426)	(85)	(5)	(4,900,581)	(5,416,495)	(196,966)	(329,808)

Ending units	8,653,958	9,737,422	1,719	329	18,226,226	20,097,001	608,105	729,385

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	SCGF2		SCVF		SCVF2		SCF
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(380,680)	(327,584)	(300,717)	(192,896)	(425,147)	(270,565)	(911,542)	(934,389)
Realized gain (loss) on investments	1,660,723	931,547	1,716,791	888,031	3,330,678	4,709,387	831,020	58,965
Change in unrealized gain (loss) on investments	(4,632,035)	5,304,918	(2,903,069)	11,375,974	(4,520,325)	5,126,121	(12,430,775)	26,470,463
Reinvested capital gains	3,531,895	1,202,349	3,389,801	-	3,304,920	-	11,848,900	-

Net increase (decrease) in contract owners’ equity resulting from operations	179,903	7,111,230	1,902,806	12,071,109	1,690,126	9,564,943	(662,397)	25,595,039

Equity transactions:
Purchase payments received from contract owners (note 3)	5,127,273	3,242,452	552,119	704,531	5,196,088	5,099,390	1,250,904	1,125,233
Transfers between funds	(1,203,713)	(1,181,868)	(3,222,267)	2,036,332	(2,632,436)	2,286,531	(1,936,271)	(1,533,820)
Redemptions (note 3)	(2,927,462)	(2,121,269)	(4,251,106)	(5,958,128)	(3,610,230)	(3,483,108)	(8,265,810)	(10,422,877)
Annuity benefits	(1,732)	(1,545)	(14,284)	(10,224)	(342)	(337)	(19,184)	(18,147)
Contract maintenance charges (note 2)	(67,219)	(53,206)	(13,278)	(14,615)	(68,916)	(63,558)	(30,661)	(33,859)
Contingent deferred sales charges (note 2)	(35,769)	(12,073)	(3,420)	(7,111)	(17,332)	(12,600)	(3,674)	(7,787)
Adjustments to maintain reserves	(658)	(663)	6,706	1,482	(835)	(534)	888	703

Net equity transactions	890,720	(128,172)	(6,945,530)	(3,247,733)	(1,134,003)	3,825,784	(9,003,808)	(10,890,554)

Net change in contract owners’ equity	1,070,623	6,983,058	(5,042,724)	8,823,376	556,123	13,390,727	(9,666,205)	14,704,485
Contract owners’ equity beginning of period	24,475,921	17,492,863	41,133,820	32,310,444	36,927,100	23,536,373	85,359,518	70,655,033

Contract owners’ equity end of period	$25,546,544	24,475,921	36,091,096	41,133,820	37,483,223	36,927,100	75,693,313	85,359,518

CHANGES IN UNITS:
Beginning units	1,124,666	1,133,372	1,227,066	1,335,920	1,171,234	1,031,471	1,570,642	1,793,384
Units purchased	464,558	482,851	42,695	192,481	321,255	644,489	48,217	55,137
Units redeemed	(430,098)	(491,557)	(249,645)	(301,335)	(359,256)	(504,726)	(199,891)	(277,879)

Ending units	1,159,126	1,124,666	1,020,116	1,227,066	1,133,233	1,171,234	1,418,968	1,570,642

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	SCF2		MSBF		NVSTB2		NVOLG1
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(711,537)	(648,748)	3,479,438	3,501,054	(607,872)	(344,783)	(2,325,507)	(1,985,008)
Realized gain (loss) on investments	3,106,957	4,214,308	1,814,311	2,941,631	249,795	205,999	16,804,023	13,659,202
Change in unrealized gain (loss) on investments	(10,393,530)	12,116,439	(1,262,611)	(11,224,554)	(925,509)	(1,169,640)	(26,781,572)	93,705,547
Reinvested capital gains	7,491,305	-	-	-	-	74,607	38,518,486	-

Net increase (decrease) in contract owners’ equity resulting from operations	(506,805)	15,681,999	4,031,138	(4,781,869)	(1,283,586)	(1,233,817)	26,215,430	105,379,741

Equity transactions:
Purchase payments received from contract owners (note 3)	3,606,625	3,524,388	24,659,174	22,803,618	27,370,322	22,069,512	4,005,353	4,512,072
Transfers between funds	(2,137,776)	(4,736,453)	15,233,436	14,072,143	1,628,765	9,496,112	(5,617,021)	(9,092,842)
Redemptions (note 3)	(5,435,803)	(5,907,865)	(15,776,431)	(13,245,947)	(10,124,469)	(8,542,123)	(39,860,031)	(47,404,079)
Annuity benefits	(3,850)	(5,100)	(1,787)	(1,795)	(5,886)	(13,201)	(77,112)	(76,151)
Contract maintenance charges (note 2)	(107,093)	(98,695)	(1,477,239)	(1,138,439)	(642,588)	(412,572)	(144,274)	(155,154)
Contingent deferred sales charges (note 2)	(17,853)	(28,736)	(128,232)	(73,459)	(87,865)	(52,678)	(14,075)	(31,297)
Adjustments to maintain reserves	(790)	(482)	(1,098)	(791)	(861)	(898)	(2,138)	11,639

Net equity transactions	(4,096,540)	(7,252,943)	22,507,823	22,415,330	18,137,418	22,544,152	(41,709,298)	(52,235,812)

Net change in contract owners’ equity	(4,603,345)	8,429,056	26,538,961	17,633,461	16,853,832	21,310,335	(15,493,868)	53,143,929
Contract owners’ equity beginning of period	51,660,307	43,231,251	187,285,523	169,652,062	99,512,892	78,202,557	382,065,391	328,921,462

Contract owners’ equity end of period	$47,056,962	51,660,307	213,824,484	187,285,523	116,366,724	99,512,892	366,571,523	382,065,391

CHANGES IN UNITS:
Beginning units	1,735,362	2,003,112	12,261,303	10,834,509	9,506,940	7,363,429	18,014,768	20,923,729
Units purchased	259,224	377,098	4,241,112	4,174,434	5,338,208	5,027,590	359,893	398,115
Units redeemed	(399,857)	(644,848)	(2,816,212)	(2,747,640)	(3,604,940)	(2,884,079)	(2,274,274)	(3,307,076)

Ending units	1,594,729	1,735,362	13,686,203	12,261,303	11,240,208	9,506,940	16,100,387	18,014,768

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVOLG2		NVTIV3		EIF		EIF2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(2,547,385)	(2,386,287)	4,905,290	490,340	6,097	(184)	(494,719)	(2,455,142)
Realized gain (loss) on investments	14,993,348	11,098,516	5,645,407	6,615,865	1,841	44	12,844,815	11,034,670
Change in unrealized gain (loss) on investments	(21,289,559)	60,547,793	(43,065,341)	32,625,894	21,292	14,682	24,612	34,795,596
Reinvested capital gains	24,782,941	-	9,146,967	2,321,659	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	15,939,345	69,260,022	(23,367,677)	42,053,758	29,230	14,542	12,374,708	43,375,124

Equity transactions:
Purchase payments received from contract owners (note 3)	10,752,349	7,184,728	13,858,851	13,820,987	225,997	112,532	18,648,696	16,945,188
Transfers between funds	(9,545,302)	(11,701,855)	6,174,457	(19,077,264)	(3,804)	68,385	(8,202,758)	(473,094)
Redemptions (note 3)	(35,480,041)	(36,535,415)	(29,938,877)	(23,979,032)	(2,772)	(433)	(18,312,671)	(15,355,045)
Annuity benefits	(57,672)	(50,121)	(5,257)	(4,823)	-	-	(3,307)	(3,133)
Contract maintenance charges (note 2)	(268,036)	(248,796)	(1,719,605)	(1,627,060)	(190)	-	(934,082)	(810,502)
Contingent deferred sales charges (note 2)	(68,279)	(99,271)	(114,983)	(148,592)	-	-	(82,958)	(78,201)
Adjustments to maintain reserves	(408)	(1,660)	(906)	(843)	(17)	12	(1,440)	(1,204)

Net equity transactions	(34,667,389)	(41,452,390)	(11,746,320)	(31,016,627)	219,214	180,496	(8,888,520)	224,009

Net change in contract owners’ equity	(18,728,044)	27,807,632	(35,113,997)	11,037,131	248,444	195,038	3,486,188	43,599,133
Contract owners’ equity beginning of period	252,307,783	224,500,151	255,256,537	244,219,406	195,038	-	176,799,586	133,200,453

Contract owners’ equity end of period	$233,579,739	252,307,783	220,142,540	255,256,537	443,482	195,038	180,285,774	176,799,586

CHANGES IN UNITS:
Beginning units	12,147,466	14,521,525	15,771,695	17,866,204	16,278	-	7,694,919	7,739,216
Units purchased	1,606,264	1,472,739	3,403,697	3,282,504	18,324	16,317	1,835,589	2,261,456
Units redeemed	(3,247,003)	(3,846,798)	(4,163,270)	(5,377,013)	(552)	(39)	(2,224,509)	(2,305,753)

Ending units	10,506,727	12,147,466	15,012,122	15,771,695	34,050	16,278	7,305,999	7,694,919

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVRE1		NVRE2		NVLM2		NVLCA2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$1,002,812	40,710	1,412,053	(187,379)	8,358	109	712	-
Realized gain (loss) on investments	2,098,057	4,314,416	2,420,995	4,501,549	(121)	1	5	-
Change in unrealized gain (loss) on investments	(3,729,891)	(7,343,843)	(6,702,925)	(8,917,361)	(27,928)	1,281	(5,739)	-
Reinvested capital gains	15,325,475	4,251,930	23,870,535	5,319,244	8,575	124	4,183	-

Net increase (decrease) in contract owners’ equity resulting from operations	14,696,453	1,263,213	21,000,658	716,053	(11,116)	1,515	(839)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	730,790	810,235	14,792,773	13,614,803	1,409,568	22,000	152,284	-
Transfers between funds	2,500,423	(4,082,111)	14,931,736	(766,798)	10,548	-	(10)	-
Redemptions (note 3)	(5,487,710)	(7,391,599)	(10,597,628)	(10,410,138)	(30,843)	-	-	-
Annuity benefits	(1,843)	(1,715)	(4,934)	(4,591)	-	-	-	-
Contract maintenance charges (note 2)	(20,479)	(23,168)	(6,547)	(7,079)	(223)	-	-	-
Contingent deferred sales charges (note 2)	(4,880)	(9,107)	(43,458)	(38,214)	-	-	-	-
Adjustments to maintain reserves	(134)	(56)	(916)	(760)	(1)	(5)	(4)	-

Net equity transactions	(2,283,833)	(10,697,521)	19,071,026	2,387,223	1,389,049	21,995	152,270	-

Net change in contract owners’ equity	12,412,620	(9,434,308)	40,071,684	3,103,276	1,377,933	23,510	151,431	-
Contract owners’ equity beginning of period	55,252,607	64,686,915	72,740,800	69,637,524	23,510	-	-	-

Contract owners’ equity end of period	$67,665,227	55,252,607	112,812,484	72,740,800	1,401,443	23,510	151,431	-

CHANGES IN UNITS:
Beginning units	4,873,879	5,802,593	6,586,101	6,374,471	2,099	-	-	-
Units purchased	535,958	303,386	3,844,681	2,730,415	132,347	2,099	13,189	-
Units redeemed	(716,558)	(1,232,100)	(2,344,679)	(2,518,785)	(8,767)	-	(1)	-

Ending units	4,693,279	4,873,879	8,086,103	6,586,101	125,679	2,099	13,188	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NCPG2		NCPGI2		IDPG2		IDPGI2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$11,102,387	2,323,260	5,056,389	1,088,418	1,049,403	1,347,511	1,140,070	772,647
Realized gain (loss) on investments	27,375	-	192,726	-	42,133	-	21,402	112
Change in unrealized gain (loss) on investments	(29,199,488)	7,081,125	(11,466,719)	2,327,503	(3,364,025)	4,086,980	(883,744)	2,007,421
Reinvested capital gains	11,774,061	1,772,943	6,212,963	797,309	1,172,681	133,058	530,349	214,369

Net increase (decrease) in contract owners’ equity resulting from operations	(6,295,665)	11,177,328	(4,641)	4,213,230	(1,099,808)	5,567,549	808,077	2,994,549

Equity transactions:
Purchase payments received from contract owners (note 3)	533,541,896	203,266,604	278,241,363	94,468,194	342,412,038	116,906,207	191,025,168	69,884,199
Transfers between funds	16,112,135	8,336,632	4,321,762	1,888,064	8,154,088	2,014,734	1,793,255	35,583
Redemptions (note 3)	(6,981,824)	(340,228)	(4,671,697)	(222,209)	(4,245,087)	(141,852)	(3,174,292)	(325,416)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(3,049,706)	(8,500)	(1,291,676)	(3,332)	(1,694,242)	(2,646)	(901,961)	(134)
Contingent deferred sales charges (note 2)	(157,510)	(5,064)	(172,707)	(4,179)	(54,806)	(1,908)	(55,125)	(5,597)
Adjustments to maintain reserves	(373)	(77)	(378)	(89)	(423)	(61)	(309)	(58)

Net equity transactions	539,464,618	211,249,367	276,426,667	96,126,449	344,571,568	118,774,474	188,686,736	69,588,577

Net change in contract owners’ equity	533,168,953	222,426,695	276,422,026	100,339,679	343,471,760	124,342,023	189,494,813	72,583,126
Contract owners’ equity beginning of period	222,426,695	-	100,339,679	-	124,342,023	-	72,583,126	-

Contract owners’ equity end of period	$755,595,648	222,426,695	376,761,705	100,339,679	467,813,783	124,342,023	262,077,939	72,583,126

CHANGES IN UNITS:
Beginning units	20,316,134	-	9,283,008	-	11,584,365	-	6,817,671	-
Units purchased	51,679,005	20,492,498	27,408,413	9,382,465	33,126,922	11,641,549	18,417,004	6,934,103
Units redeemed	(2,602,683)	(176,364)	(2,074,811)	(99,457)	(1,213,247)	(57,184)	(841,475)	(116,432)

Ending units	69,392,456	20,316,134	34,616,610	9,283,008	43,498,040	11,584,365	24,393,200	6,817,671

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVSIX2		GVEX2		NOTB4		NOTG4
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(58,144)	58,956	1,050,353	482,024	(45,055)	(13,103)	(48,254)	(3,924)
Realized gain (loss) on investments	134,960	38,927	652,450	4,632	43,476	15,344	122,620	4,373
Change in unrealized gain (loss) on investments	(40,905)	619,805	8,828,854	2,577,644	(30,205)	109,985	(178,567)	300,359
Reinvested capital gains	820,710	-	-	-	71,892	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	856,621	717,688	10,531,657	3,064,300	40,108	112,226	(104,201)	300,808

Equity transactions:
Purchase payments received from contract owners (note 3)	12,254,561	6,135,626	91,568,835	30,585,994	6,005,026	5,452,418	4,088,039	4,260,262
Transfers between funds	2,420,070	2,381,476	26,194,743	10,376,117	283,255	(83,566)	(1,107,094)	19,314
Redemptions (note 3)	(564,126)	(161,162)	(3,250,380)	(312,974)	(338,897)	(418,616)	(56,086)	(42,904)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(24,898)	(1,741)	(77,421)	(11,486)	(260)	(7)	(58)	(3)
Contingent deferred sales charges (note 2)	(3,227)	(97)	(12,990)	(21)	(1,005)	(18,381)	(1,929)	-
Adjustments to maintain reserves	(377)	(75)	(605)	(155)	(97)	(44)	(95)	8

Net equity transactions	14,082,003	8,354,027	114,422,182	40,637,475	5,948,022	4,931,804	2,922,777	4,236,677

Net change in contract owners’ equity	14,938,624	9,071,715	124,953,839	43,701,775	5,988,130	5,044,030	2,818,576	4,537,485
Contract owners’ equity beginning of period	9,071,715	-	43,701,775	-	5,328,079	284,049	4,688,876	151,391

Contract owners’ equity end of period	$24,010,339	9,071,715	168,655,614	43,701,775	11,316,209	5,328,079	7,507,452	4,688,876

CHANGES IN UNITS:
Beginning units	723,265	-	3,743,803	-	496,927	28,003	402,119	14,748
Units purchased	1,461,556	814,374	10,966,174	3,996,319	628,398	542,655	369,990	391,628
Units redeemed	(322,974)	(91,109)	(1,712,543)	(252,516)	(79,549)	(73,731)	(121,704)	(4,257)

Ending units	1,861,847	723,265	12,997,434	3,743,803	1,045,776	496,927	650,405	402,119

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NOTMG4		PMVFHA		PMVRA		ALVBWB
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(14,573)	(4,354)	531	-	301	467	8,552	7,446
Realized gain (loss) on investments	32,703	8,130	171	-	(45)	(114)	9,346	2,549
Change in unrealized gain (loss) on investments	(89,239)	97,246	2,925	-	235	(1,168)	(52,209)	39,020
Reinvested capital gains	84,687	-	727	-	-	237	66,573	-

Net increase (decrease) in contract owners’ equity resulting from operations	13,578	101,022	4,354	-	491	(578)	32,262	49,015

Equity transactions:
Purchase payments received from contract owners (note 3)	7,556,517	2,059,702	111,602	-	18,972	31,338	16,000	226,213
Transfers between funds	94,305	10,973	(2,181)	-	1,117	(15)	69,840	(17,061)
Redemptions (note 3)	(299,202)	(103,923)	-	-	-	-	(32,743)	(3,056)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(51)	(2)	-	-	(61)	-	(3,306)	(1,273)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(89)	(1)	(2)	-	2	(5)	(5)	(5)

Net equity transactions	7,351,480	1,966,749	109,419	-	20,030	31,318	49,786	204,818

Net change in contract owners’ equity	7,365,058	2,067,771	113,773	-	20,521	30,740	82,048	253,833
Contract owners’ equity beginning of period	2,144,830	77,059	-	-	30,740	-	441,698	187,865

Contract owners’ equity end of period	$9,509,888	2,144,830	113,773	-	51,261	30,740	523,746	441,698

CHANGES IN UNITS:
Beginning units	189,573	7,494	-	-	3,432	-	36,960	18,205
Units purchased	680,899	191,904	10,731	-	2,165	3,925	8,125	20,746
Units redeemed	(34,977)	(9,825)	(204)	-	(18)	(493)	(4,004)	(1,991)

Ending units	835,495	189,573	10,527	-	5,579	3,432	41,081	36,960

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	ALVGIB		ALVSVA		ALVSVB		ACVB
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(24,347)	(22,168)	704	(29)	(1,063,094)	(889,537)	70,906	87,569
Realized gain (loss) on investments	436,185	(190,779)	42	(39)	5,807,090	3,921,331	468,769	415,270
Change in unrealized gain (loss) on investments	51,012	2,071,226	(9,220)	10,870	(8,651,614)	15,160,210	(787,619)	3,973,488
Reinvested capital gains	-	-	26,832	1,144	10,650,624	4,214,868	3,115,320	693,126

Net increase (decrease) in contract owners’ equity resulting from operations	462,850	1,858,279	18,358	11,946	6,743,006	22,406,872	2,867,376	5,169,453

Equity transactions:
Purchase payments received from contract owners (note 3)	178,662	295,406	57,622	103,810	17,291,547	15,243,980	354,166	500,195
Transfers between funds	(344,155)	(261,058)	2,982	61,350	(11,543,765)	(1,698,711)	1,428,359	589,431
Redemptions (note 3)	(1,109,320)	(991,460)	(8,338)	-	(7,301,825)	(5,269,269)	(3,839,468)	(4,969,209)
Annuity benefits	-	-	-	-	-	-	(30,219)	(28,009)
Contract maintenance charges (note 2)	(413)	(495)	(269)	-	(475,075)	(421,878)	(15,426)	(16,876)
Contingent deferred sales charges (note 2)	-	(478)	-	-	(68,258)	(37,431)	(1,451)	(1,050)
Adjustments to maintain reserves	8	(238)	(12)	(6)	(798)	(1,161)	903	934

Net equity transactions	(1,275,218)	(958,323)	51,985	165,154	(2,098,174)	7,815,530	(2,103,136)	(3,924,584)

Net change in contract owners’ equity	(812,368)	899,956	70,343	177,100	4,644,832	30,222,402	764,240	1,244,869
Contract owners’ equity beginning of period	7,094,461	6,194,505	177,100	-	92,748,360	62,525,958	35,825,836	34,580,967

Contract owners’ equity end of period	$6,282,093	7,094,461	247,443	177,100	97,393,192	92,748,360	36,590,076	35,825,836

CHANGES IN UNITS:
Beginning units	317,866	367,311	14,380	-	2,947,714	2,682,273	1,136,387	1,270,811
Units purchased	14,934	31,701	4,954	14,511	884,011	1,205,136	79,996	111,643
Units redeemed	(71,031)	(81,146)	(858)	(131)	(951,742)	(939,695)	(145,085)	(246,067)

Ending units	261,769	317,866	18,476	14,380	2,879,983	2,947,714	1,071,298	1,136,387

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	ACVCA		ACVIG		ACVIG2		ACVIP2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(1,015)	(1,023)	117,343	140,102	22,696	26,874	(584,565)	258,712
Realized gain (loss) on investments	7,088	7,064	620,790	329,490	284,117	(76,345)	1,340,052	1,368,550
Change in unrealized gain (loss) on investments	(16,505)	9,931	989,160	4,046,987	227,389	1,388,392	(2,708,443)	(39,040,641)
Reinvested capital gains	15,414	2,877	-	-	-	-	6,383,418	9,696,989

Net increase (decrease) in contract owners’ equity resulting from operations	4,982	18,849	1,727,293	4,516,579	534,202	1,338,921	4,430,462	(27,716,390)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	(8)	175,265	203,172	135,138	3,596	17,379,001	30,189,624
Transfers between funds	-	44	623,352	744,090	54,483	170,274	259,175	(9,809,471)
Redemptions (note 3)	-	(22)	(2,237,177)	(2,470,989)	(617,587)	(634,758)	(21,015,513)	(23,426,692)
Annuity benefits	(15,516)	(15,628)	(5,920)	(5,134)	-	-	(3,776)	(7,565)
Contract maintenance charges (note 2)	-	(14)	(7,187)	(7,753)	(512)	(620)	(1,701,202)	(1,494,189)
Contingent deferred sales charges (note 2)	-	-	(1,238)	(1,990)	(36)	(70)	(124,683)	(129,754)
Adjustments to maintain reserves	3,888	5,862	(183)	(93)	(220)	(35)	(1,374)	(54)

Net equity transactions	(11,628)	(9,766)	(1,453,088)	(1,538,697)	(428,734)	(461,613)	(5,208,372)	(4,678,101)

Net change in contract owners’ equity	(6,646)	9,083	274,205	2,977,882	105,468	877,308	(777,910)	(32,394,491)
Contract owners’ equity beginning of period	80,912	71,829	17,018,955	14,041,073	5,200,052	4,322,744	247,763,128	280,157,619

Contract owners’ equity end of period	$74,266	80,912	17,293,160	17,018,955	5,305,520	5,200,052	246,985,218	247,763,128

CHANGES IN UNITS:
Beginning units	-	-	970,158	1,072,863	242,506	266,974	18,608,330	18,958,776
Units purchased	-	10	138,794	191,999	31,286	34,519	4,153,465	5,712,368
Units redeemed	-	(10)	(220,692)	(294,704)	(50,225)	(58,987)	(4,560,408)	(6,062,814)

Ending units	-	-	888,260	970,158	223,567	242,506	18,201,387	18,608,330

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	ACVI		ACVI3		ACVMV1		ACVMV2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$331	52	-	-	(11,857)	(9,522)	(594,613)	(444,685)
Realized gain (loss) on investments	1,752	183	-	11	739,918	421,820	5,188,252	5,624,579
Change in unrealized gain (loss) on investments	(2,588)	1,816	-	(5)	(28,506)	1,616,082	3,995,236	15,750,274
Reinvested capital gains	-	-	-	-	634,745	120,903	6,764,754	1,331,582

Net increase (decrease) in contract owners’ equity resulting from operations	(505)	2,051	-	6	1,334,300	2,149,283	15,353,629	22,261,750

Equity transactions:
Purchase payments received from contract owners (note 3)	(164)	-	-	-	462,672	409,404	16,209,707	13,280,203
Transfers between funds	-	-	-	-	581,122	1,075,889	7,005,804	(6,752,828)
Redemptions (note 3)	2	(742)	-	-	(1,883,377)	(1,196,747)	(8,796,585)	(6,462,741)
Annuity benefits	(1,702)	(1,661)	-	(99)	(883)	(773)	-	(36)
Contract maintenance charges (note 2)	-	-	-	-	(2,867)	(2,805)	(592,008)	(520,431)
Contingent deferred sales charges (note 2)	-	-	-	-	(904)	(3,055)	(40,932)	(39,952)
Adjustments to maintain reserves	(306)	(63)	-	1	(94)	(80)	(1,017)	(919)

Net equity transactions	(2,170)	(2,466)	-	(98)	(844,331)	281,833	13,784,969	(496,704)

Net change in contract owners’ equity	(2,675)	(415)	-	(92)	489,969	2,431,116	29,138,598	21,765,046
Contract owners’ equity beginning of period	11,371	11,786	-	92	9,711,416	7,280,300	102,297,713	80,532,667

Contract owners’ equity end of period	$8,696	11,371	-	-	10,201,385	9,711,416	131,436,311	102,297,713

CHANGES IN UNITS:
Beginning units	-	-	-	-	559,245	537,946	5,082,599	5,121,977
Units purchased	-	-	-	-	154,190	172,541	2,053,139	1,375,988
Units redeemed	-	-	-	-	(195,874)	(151,242)	(1,414,267)	(1,415,366)

Ending units	-	-	-	-	517,561	559,245	5,721,471	5,082,599

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	DVMCSS		DVSCS		DCAP		DCAPS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(43,202)	-	(879,396)	(455,022)	166,620	217,701	83,524	211,272
Realized gain (loss) on investments	54,708	-	11,249,251	7,695,353	2,835,927	878,967	5,362,527	6,331,715
Change in unrealized gain (loss) on investments	309,209	-	(13,083,954)	23,308,750	(1,827,365)	5,195,130	(1,568,533)	13,225,345
Reinvested capital gains	-	-	5,742,544	1,313,691	914,974	86,023	3,126,470	272,433

Net increase (decrease) in contract owners’ equity resulting from operations	320,715	-	3,028,445	31,862,772	2,090,156	6,377,821	7,003,988	20,040,765

Equity transactions:
Purchase payments received from contract owners (note 3)	4,935,227	-	1,711,397	5,864,022	489,516	593,485	10,291,966	14,269,608
Transfers between funds	4,442,858	-	(10,315,032)	(930,240)	(2,548,851)	(1,905,508)	(10,783,834)	(11,025,994)
Redemptions (note 3)	(101,384)	-	(11,819,634)	(9,898,214)	(3,726,030)	(4,816,237)	(7,707,865)	(6,733,803)
Annuity benefits	-	-	(395)	(374)	(8,557)	(8,270)	-	-
Contract maintenance charges (note 2)	(6,342)	-	(300,078)	(297,173)	(11,833)	(13,688)	(721,189)	(674,402)
Contingent deferred sales charges (note 2)	(944)	-	(27,660)	(34,740)	(3,130)	(3,041)	(70,219)	(31,029)
Adjustments to maintain reserves	(53)	-	(1,109)	(1,247)	2,585	2,390	(729)	(989)

Net equity transactions	9,269,362	-	(20,752,511)	(5,297,966)	(5,806,300)	(6,150,869)	(8,991,870)	(4,196,609)

Net change in contract owners’ equity	9,590,077	-	(17,724,066)	26,564,806	(3,716,144)	226,952	(1,987,882)	15,844,156
Contract owners’ equity beginning of period	-	-	110,565,145	84,000,339	35,942,632	35,715,680	121,280,253	105,436,097

Contract owners’ equity end of period	$9,590,077	-	92,841,079	110,565,145	32,226,488	35,942,632	119,292,371	121,280,253

CHANGES IN UNITS:
Beginning units	-	-	3,719,928	3,907,331	1,661,858	1,973,392	5,967,733	6,144,933
Units purchased	1,123,106	-	448,167	1,069,491	83,876	179,692	991,703	1,482,408
Units redeemed	(240,389)	-	(1,136,719)	(1,256,894)	(349,160)	(491,226)	(1,413,776)	(1,659,608)

Ending units	882,717	-	3,031,376	3,719,928	1,396,574	1,661,858	5,545,660	5,967,733

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	DVDLS		DGI		FCA2S		FQB
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(16,784)	(18,296)	(84,407)	(61,279)	4,067	(10,214)	212,935	318,139
Realized gain (loss) on investments	118,393	430,368	664,851	438,477	(5,565)	53,204	134,018	388,099
Change in unrealized gain (loss) on investments	(107,115)	87,478	673,704	3,869,004	(262,613)	108,268	(126,430)	(749,372)
Reinvested capital gains	-	-	-	-	236,475	27,994	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(5,506)	499,550	1,254,148	4,246,202	(27,636)	179,252	220,523	(43,134)

Equity transactions:
Purchase payments received from contract owners (note 3)	2,825	2,890	207,967	236,576	5,117	9,745	125,241	187,641
Transfers between funds	(52,843)	(22,165)	18,453	(150,916)	(11,043)	(30,509)	217,217	(572,859)
Redemptions (note 3)	(116,664)	(338,827)	(1,733,006)	(1,859,833)	(302,651)	(185,953)	(1,375,455)	(1,546,348)
Annuity benefits	(152)	(157)	(911)	(1,534)	-	-	-	-
Contract maintenance charges (note 2)	(194)	(206)	(7,750)	(8,148)	(117)	(162)	(2,875)	(3,422)
Contingent deferred sales charges (note 2)	(106)	(30)	(889)	(366)	3	(151)	(844)	(1,907)
Adjustments to maintain reserves	(75)	(74)	328	11	(52)	(100)	(107)	(85)

Net equity transactions	(167,209)	(358,569)	(1,515,808)	(1,784,210)	(308,743)	(207,130)	(1,036,823)	(1,936,980)

Net change in contract owners’ equity	(172,715)	140,981	(261,660)	2,461,992	(336,379)	(27,878)	(816,300)	(1,980,114)
Contract owners’ equity beginning of period	1,329,715	1,188,734	15,492,412	13,030,420	1,294,213	1,322,091	9,376,584	11,356,698

Contract owners’ equity end of period	$1,157,000	1,329,715	15,230,752	15,492,412	957,834	1,294,213	8,560,284	9,376,584

CHANGES IN UNITS:
Beginning units	66,935	86,233	758,596	861,337	77,503	90,443	613,836	741,288
Units purchased	6,113	53,820	35,845	32,254	3,245	5,763	46,597	69,730
Units redeemed	(14,564)	(73,118)	(107,625)	(134,995)	(21,879)	(18,703)	(113,203)	(197,182)

Ending units	58,484	66,935	686,816	758,596	58,869	77,503	547,230	613,836

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FQBS		FEIP		FVSS2		FHIP
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$617,080	875,529	5,041,477	3,847,321	(59,002)	(74,591)	1,794,177	2,004,561
Realized gain (loss) on investments	359,465	62,056	119,422	(2,254,315)	878,937	773,237	(425,549)	(547,533)
Change in unrealized gain (loss) on investments	(356,885)	(1,211,431)	15,130,490	57,857,545	(408,453)	1,544,660	(1,330,242)	658,671
Reinvested capital gains	-	-	4,867,846	22,745,866	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	619,660	(273,846)	25,159,235	82,196,417	411,482	2,243,306	38,386	2,115,699

Equity transactions:
Purchase payments received from contract owners (note 3)	490,284	328,694	3,320,647	4,271,495	25,305	38,372	2,253	33,816
Transfers between funds	(283,335)	(904,350)	(5,786,436)	(5,514,330)	(171,943)	(562,305)	(640,450)	(936,511)
Redemptions (note 3)	(4,602,828)	(5,925,040)	(38,100,655)	(45,847,088)	(1,399,950)	(1,824,675)	(4,669,247)	(6,024,579)
Annuity benefits	-	-	(73,254)	(76,361)	(3,955)	(3,525)	(10,568)	(9,033)
Contract maintenance charges (note 2)	(12,458)	(12,792)	(145,164)	(160,651)	(999)	(1,250)	(19,756)	(23,334)
Contingent deferred sales charges (note 2)	(2,868)	(9,027)	(7,687)	(13,883)	(1,784)	(1,351)	(318)	(1,197)
Adjustments to maintain reserves	(298)	(506)	7,123	5,956	(212)	(259)	(383)	1,111

Net equity transactions	(4,411,503)	(6,523,021)	(40,785,426)	(47,334,862)	(1,553,538)	(2,354,993)	(5,338,469)	(6,959,727)

Net change in contract owners’ equity	(3,791,843)	(6,796,867)	(15,626,191)	34,861,555	(1,142,056)	(111,687)	(5,300,083)	(4,844,028)
Contract owners’ equity beginning of period	30,823,735	37,620,602	364,514,104	329,652,549	8,925,450	9,037,137	45,584,448	50,428,476

Contract owners’ equity end of period	$27,031,892	30,823,735	348,887,913	364,514,104	7,783,394	8,925,450	40,284,365	45,584,448

CHANGES IN UNITS:
Beginning units	2,269,504	2,755,559	6,152,207	7,055,782	297,744	387,864	1,392,887	1,611,234
Units purchased	238,334	331,164	84,052	137,216	13,980	44,570	-	16
Units redeemed	(560,014)	(817,219)	(747,477)	(1,040,791)	(64,665)	(134,690)	(155,627)	(218,363)

Ending units	1,947,824	2,269,504	5,488,782	6,152,207	247,059	297,744	1,237,260	1,392,887

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FAMP		FNRS2		FEI2		FF10S
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$153,155	273,565	(776,242)	(636,661)	3,118,295	1,924,963	11,486	12,199
Realized gain (loss) on investments	3,594,690	5,239,754	8,438,460	(2,581,669)	(1,698,048)	(1,547,963)	317,477	482,484
Change in unrealized gain (loss) on investments	(4,036,539)	12,382,327	(22,625,772)	18,748,603	11,917,661	32,068,824	(248,586)	94,721
Reinvested capital gains	6,322,744	324,301	1,015,944	520,533	3,739,666	15,353,797	92,025	70,641

Net increase (decrease) in contract owners’ equity resulting from operations	6,034,050	18,219,947	(13,947,610)	16,050,806	17,077,574	47,799,621	172,402	660,045

Equity transactions:
Purchase payments received from contract owners (note 3)	1,185,192	1,543,204	17,863,804	13,966,825	41,038,162	44,971,101	138,515	92,742
Transfers between funds	(2,209,099)	(1,431,150)	(1,082,301)	(7,545,991)	(9,951,603)	(5,603,499)	625,502	758,576
Redemptions (note 3)	(14,982,576)	(17,758,921)	(9,816,182)	(8,805,746)	(20,643,949)	(20,677,642)	(994,518)	(1,412,241)
Annuity benefits	(19,371)	(17,827)	(7,109)	(6,624)	(1,116)	(1,563)	(10,118)	(9,695)
Contract maintenance charges (note 2)	(67,573)	(74,894)	(10,613)	(11,504)	(1,034,466)	(862,994)	(1,889)	(1,993)
Contingent deferred sales charges (note 2)	(1,960)	(1,761)	(44,567)	(34,485)	(106,708)	(84,340)	(995)	(532)
Adjustments to maintain reserves	7,117	6,217	(864)	(1,233)	(8,856)	(770)	3,165	2,420

Net equity transactions	(16,088,270)	(17,735,132)	6,902,168	(2,438,758)	9,291,464	17,740,293	(240,338)	(570,723)

Net change in contract owners’ equity	(10,054,220)	484,815	(7,045,442)	13,612,048	26,369,038	65,539,914	(67,936)	89,322
Contract owners’ equity beginning of period	138,109,000	137,624,185	87,827,148	74,215,100	245,494,908	179,954,994	5,916,372	5,827,050

Contract owners’ equity end of period	$128,054,780	138,109,000	80,781,706	87,827,148	271,863,946	245,494,908	5,848,436	5,916,372

CHANGES IN UNITS:
Beginning units	3,367,004	3,849,011	4,493,171	4,666,971	11,637,287	10,692,821	425,084	468,537
Units purchased	33,950	60,121	2,191,090	1,355,157	2,782,753	3,775,229	92,818	93,442
Units redeemed	(410,721)	(542,128)	(1,861,959)	(1,528,957)	(2,322,379)	(2,830,763)	(109,649)	(136,895)

Ending units	2,990,233	3,367,004	4,822,302	4,493,171	12,097,661	11,637,287	408,253	425,084

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FF10S2		FF20S		FF20S2		FF30S
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(144,870)	124,612	34,580	43,071	(256,341)	332,206	15,578	38,208
Realized gain (loss) on investments	321,914	(59,045)	506,685	718,244	1,496,170	(1,809,383)	734,852	472,940
Change in unrealized gain (loss) on investments	1,894,639	15,888,780	(357,966)	526,760	4,670,715	54,696,223	(580,778)	1,098,249
Reinvested capital gains	3,044,174	1,912,740	207,473	144,574	8,561,185	6,156,404	209,801	134,233

Net increase (decrease) in contract owners’ equity resulting from operations	5,115,857	17,867,087	390,772	1,432,649	14,471,729	59,375,450	379,453	1,743,630

Equity transactions:
Purchase payments received from contract owners (note 3)	29,105,033	38,156,104	478,941	375,488	16,672,779	20,501,013	549,473	606,060
Transfers between funds	(1,538,237)	(901,093)	1,150,481	814,169	2,019,276	(2,741,188)	601,252	1,344,244
Redemptions (note 3)	(12,800,750)	(9,996,247)	(1,245,065)	(1,447,845)	(24,064,713)	(22,320,473)	(1,571,608)	(1,139,924)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,774,222)	(1,298,152)	(3,985)	(4,356)	(4,468,838)	(4,218,766)	(4,544)	(4,535)
Contingent deferred sales charges (note 2)	(124,998)	(83,331)	(1,342)	(1,745)	(231,945)	(237,641)	(8,223)	(11,020)
Adjustments to maintain reserves	(1,364)	(601)	(377)	(80)	(694)	(662)	197	(54)

Net equity transactions	12,865,462	25,876,680	378,653	(264,369)	(10,074,135)	(9,017,717)	(433,453)	794,771

Net change in contract owners’ equity	17,981,319	43,743,767	769,425	1,168,280	4,397,594	50,357,733	(54,000)	2,538,401
Contract owners’ equity beginning of period	185,634,738	141,890,971	11,258,198	10,089,918	477,920,517	427,562,784	10,777,551	8,239,150

Contract owners’ equity end of period	$203,616,057	185,634,738	12,027,623	11,258,198	482,318,111	477,920,517	10,723,551	10,777,551

CHANGES IN UNITS:
Beginning units	12,573,844	10,721,864	826,009	847,317	31,237,389	31,873,679	781,125	716,045
Units purchased	2,688,486	3,474,971	166,468	143,466	2,368,628	3,242,126	103,971	189,944
Units redeemed	(1,829,830)	(1,622,991)	(138,238)	(164,774)	(3,014,817)	(3,878,416)	(134,057)	(124,864)

Ending units	13,432,500	12,573,844	854,239	826,009	30,591,200	31,237,389	751,039	781,125

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FF30S2		FGP		FG2		FHIPR
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(58,494)	(12,097)	(4,403,524)	(3,617,643)	(2,894,608)	(1,795,100)	751,120	845,675
Realized gain (loss) on investments	1,936,077	(9,851)	20,903,511	16,880,624	8,688,489	7,418,902	324,100	397,562
Change in unrealized gain (loss) on investments	(1,476,834)	5,579,215	19,604,486	89,957,845	9,834,728	29,428,199	(1,049,973)	(269,515)
Reinvested capital gains	833,404	479,930	-	234,742	-	93,826	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,234,153	6,037,197	36,104,473	103,455,568	15,628,609	35,145,827	25,247	973,722

Equity transactions:
Purchase payments received from contract owners (note 3)	10,709,970	7,385,834	4,898,089	4,367,896	48,541,797	31,385,396	698,374	1,509,521
Transfers between funds	2,596,492	728,746	(1,094,404)	(4,977,738)	20,849,065	(1,133,201)	(791,762)	(4,856,417)
Redemptions (note 3)	(5,144,490)	(3,864,964)	(42,987,183)	(41,780,425)	(12,908,871)	(8,785,813)	(2,279,510)	(3,856,288)
Annuity benefits	-	-	(91,593)	(82,176)	(1,904)	(2,163)	(96)	(55)
Contract maintenance charges (note 2)	(5,388)	(5,512)	(194,058)	(204,116)	(688,957)	(548,244)	(4,683)	(5,677)
Contingent deferred sales charges (note 2)	(11,646)	(15,128)	(13,098)	(14,555)	(110,151)	(70,086)	(3,376)	(3,306)
Adjustments to maintain reserves	(1,074)	(346)	14,843	15,680	(2,252)	(493)	(88)	(127)

Net equity transactions	8,143,864	4,228,630	(39,467,404)	(42,675,434)	55,678,727	20,845,396	(2,381,141)	(7,212,349)

Net change in contract owners’ equity	9,378,017	10,265,827	(3,362,931)	60,780,134	71,307,336	55,991,223	(2,355,894)	(6,238,627)
Contract owners’ equity beginning of period	39,129,430	28,863,603	381,370,911	320,590,777	152,762,584	96,771,361	19,262,296	25,500,923

Contract owners’ equity end of period	$48,507,447	39,129,430	378,007,980	381,370,911	224,069,920	152,762,584	16,906,402	19,262,296

CHANGES IN UNITS:
Beginning units	2,483,236	2,196,243	5,049,679	5,741,037	7,005,335	5,923,542	1,373,290	1,901,222
Units purchased	1,119,058	936,162	152,625	123,530	4,599,359	2,942,233	205,754	418,063
Units redeemed	(602,883)	(649,169)	(644,590)	(814,888)	(2,171,433)	(1,860,440)	(371,938)	(945,995)

Ending units	2,999,411	2,483,236	4,557,714	5,049,679	9,433,261	7,005,335	1,207,106	1,373,290

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FIGBS		FIGBP2		FMCS		FMC2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$134,158	143,482	1,316,169	2,206,538	(299,041)	(224,793)	(4,339,087)	(3,388,834)
Realized gain (loss) on investments	(27,089)	311,119	4,395,413	2,312,824	1,531,739	1,721,464	4,516,306	562,368
Change in unrealized gain (loss) on investments	639,269	(1,420,795)	8,904,846	(23,548,354)	(677,421)	2,632,210	5,425,457	45,515,203
Reinvested capital gains	7,207	231,711	153,426	4,764,478	598,799	3,142,412	6,780,433	34,734,824

Net increase (decrease) in contract owners’ equity resulting from operations	753,545	(734,483)	14,769,854	(14,264,514)	1,154,076	7,271,293	12,383,109	77,423,561

Equity transactions:
Purchase payments received from contract owners (note 3)	387,557	487,930	18,952,419	21,546,244	571,939	635,865	26,861,232	26,102,367
Transfers between funds	709,185	(3,878,257)	1,740,367	13,696,336	(1,859,924)	(133,246)	(16,661,526)	(22,741,427)
Redemptions (note 3)	(2,678,263)	(4,152,031)	(47,690,559)	(44,040,912)	(2,875,161)	(3,573,408)	(27,220,933)	(27,498,451)
Annuity benefits	(4,533)	(4,636)	(17,794)	(18,961)	(2,220)	(5,070)	(21,989)	(19,454)
Contract maintenance charges (note 2)	(4,550)	(6,038)	(2,189,905)	(1,991,021)	(7,467)	(7,955)	(1,266,772)	(1,163,717)
Contingent deferred sales charges (note 2)	(2,679)	(5,412)	(145,199)	(230,062)	(3,747)	(8,372)	(130,345)	(195,944)
Adjustments to maintain reserves	(17)	(109)	(273)	(1,579)	(1,276)	(671)	1,290	(1,461)

Net equity transactions	(1,593,300)	(7,558,553)	(29,350,944)	(11,039,955)	(4,177,856)	(3,092,857)	(18,439,043)	(25,518,087)

Net change in contract owners’ equity	(839,755)	(8,293,036)	(14,581,090)	(25,304,469)	(3,023,780)	4,178,436	(6,055,934)	51,905,474
Contract owners’ equity beginning of period	18,233,593	26,526,629	372,291,547	397,596,016	26,935,465	22,757,029	293,230,437	241,324,963

Contract owners’ equity end of period	$17,393,838	18,233,593	357,710,457	372,291,547	23,911,685	26,935,465	287,174,503	293,230,437

CHANGES IN UNITS:
Beginning units	1,326,705	1,867,877	27,684,133	28,617,794	1,706,222	1,935,622	8,495,980	9,324,722
Units purchased	315,648	145,502	5,726,570	6,361,945	135,013	228,390	1,388,574	1,753,345
Units redeemed	(429,765)	(686,674)	(7,960,520)	(7,295,606)	(396,223)	(457,790)	(1,902,122)	(2,582,087)

Ending units	1,212,588	1,326,705	25,450,183	27,684,133	1,445,012	1,706,222	7,982,432	8,495,980

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FOP		FOPR		FO2		FO2R
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(27,690)	9,798	(6,109)	12,110	(7,398)	(9,938)	(329,488)	(203,721)
Realized gain (loss) on investments	2,553,746	1,844,280	(434,834)	(1,095,103)	(66,393)	75,796	3,627,784	(842,408)
Change in unrealized gain (loss) on investments	(7,554,606)	11,467,326	(2,047,133)	7,425,544	(126,687)	529,541	(11,707,956)	18,402,581
Reinvested capital gains	13,667	195,429	6,795	94,747	550	7,932	20,699	288,086

Net increase (decrease) in contract owners’ equity resulting from operations	(5,014,883)	13,516,833	(2,481,281)	6,437,298	(199,928)	603,331	(8,388,961)	17,644,538

Equity transactions:
Purchase payments received from contract owners (note 3)	15,337	1	1,106,785	907,612	-	-	10,825,799	11,205,599
Transfers between funds	(899,561)	(801,778)	121,444	443,489	(139,567)	(22,992)	2,183,179	(1,051,180)
Redemptions (note 3)	(5,602,863)	(6,320,706)	(3,117,603)	(4,283,297)	(328,744)	(662,095)	(7,633,049)	(5,743,712)
Annuity benefits	(6,585)	(6,057)	(927)	(1,827)	-	-	(1,233)	(1,234)
Contract maintenance charges (note 2)	(26,649)	(30,124)	(7,717)	(8,533)	(204)	(275)	(425,954)	(335,746)
Contingent deferred sales charges (note 2)	(193)	(371)	(2,888)	(6,429)	2	(14)	(43,369)	(31,357)
Adjustments to maintain reserves	1,347	(559)	(12,821)	191	(70)	(112)	(894)	(1,002)

Net equity transactions	(6,519,167)	(7,159,594)	(1,913,727)	(2,948,794)	(468,583)	(685,488)	4,904,479	4,041,368

Net change in contract owners’ equity	(11,534,050)	6,357,239	(4,395,008)	3,488,504	(668,511)	(82,157)	(3,484,482)	21,685,906
Contract owners’ equity beginning of period	57,272,926	50,915,687	27,649,983	24,161,479	2,314,397	2,396,554	83,401,843	61,715,937

Contract owners’ equity end of period	$45,738,876	57,272,926	23,254,975	27,649,983	1,645,886	2,314,397	79,917,361	83,401,843

CHANGES IN UNITS:
Beginning units	1,772,900	2,036,328	1,465,832	1,648,948	93,749	124,307	5,200,723	4,917,966
Units purchased	-	-	129,365	144,039	-	-	1,479,985	1,537,557
Units redeemed	(213,766)	(263,428)	(235,213)	(327,155)	(20,100)	(30,558)	(1,160,856)	(1,254,800)

Ending units	1,559,134	1,772,900	1,359,984	1,465,832	73,649	93,749	5,519,852	5,200,723

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FVSS		FTVIS2		FTVRD2		FTVSV2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(31,465)	(36,950)	8,003,223	8,356,587	(98,146)	28,565	(1,243,645)	(355,558)
Realized gain (loss) on investments	887,739	778,015	(738,782)	(1,623,460)	3,696,692	3,959,188	17,660,227	19,504,837
Change in unrealized gain (loss) on investments	(561,414)	1,001,419	(2,616,701)	13,439,321	(1,107,981)	9,488,589	(27,654,527)	20,652,094
Reinvested capital gains	-	-	-	-	1,026,205	-	10,023,416	2,458,140

Net increase (decrease) in contract owners’ equity resulting from operations	294,860	1,742,484	4,647,740	20,172,448	3,516,770	13,476,342	(1,214,529)	42,259,513

Equity transactions:
Purchase payments received from contract owners (note 3)	100,289	168,696	70,453,663	43,014,849	541,683	508,033	1,234,681	4,417,776
Transfers between funds	(606,515)	(181,276)	13,708,683	9,081,410	(1,838,263)	(33,217)	(4,256,225)	(17,800,623)
Redemptions (note 3)	(1,232,388)	(1,147,137)	(24,144,199)	(20,407,945)	(7,409,919)	(10,765,495)	(19,286,400)	(18,197,494)
Annuity benefits	-	-	(1,767)	(6,565)	(5,961)	(5,522)	(4,963)	(4,282)
Contract maintenance charges (note 2)	(2,190)	(2,454)	(16,330)	(15,061)	(4,115)	(5,052)	(513,092)	(519,676)
Contingent deferred sales charges (note 2)	(1,456)	(3,560)	(102,723)	(53,791)	(2,680)	(6,035)	(53,724)	(71,941)
Adjustments to maintain reserves	406	(75)	(825)	(821)	(551)	(509)	(1,276)	(876)

Net equity transactions	(1,741,854)	(1,165,806)	59,896,502	31,612,076	(8,719,806)	(10,307,797)	(22,880,999)	(32,177,116)

Net change in contract owners’ equity	(1,446,994)	576,678	64,544,242	51,784,524	(5,203,036)	3,168,545	(24,095,528)	10,082,397
Contract owners’ equity beginning of period	7,155,947	6,579,269	202,525,205	150,740,681	56,364,583	53,196,038	150,811,539	140,729,142

Contract owners’ equity end of period	$5,708,953	7,155,947	267,069,447	202,525,205	51,161,547	56,364,583	126,716,011	150,811,539

CHANGES IN UNITS:
Beginning units	334,669	396,128	13,882,728	11,580,755	2,397,373	2,898,040	4,717,626	5,909,169
Units purchased	16,390	54,071	7,351,718	5,035,208	99,971	360,329	597,800	699,170
Units redeemed	(97,567)	(115,530)	(3,397,474)	(2,733,235)	(466,004)	(860,996)	(1,323,621)	(1,890,713)

Ending units	253,492	334,669	17,836,972	13,882,728	2,031,340	2,397,373	3,991,805	4,717,626

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FTVMD2		FTVDM2		TIF2		FTVGI2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$8,170	969	92,274	-	567,788	31,587	5,103,951	(65)
Realized gain (loss) on investments	(436)	(207)	20,521	-	44,986	103,162	(46,237)	(106)
Change in unrealized gain (loss) on investments	(20,471)	8,192	(1,079,351)	-	(9,446,782)	534,540	(5,484,541)	9,430
Reinvested capital gains	31,568	5,292	-	-	-	-	-	164

Net increase (decrease) in contract owners’ equity resulting from operations	18,831	14,246	(966,556)	-	(8,834,008)	669,289	(426,827)	9,423

Equity transactions:
Purchase payments received from contract owners (note 3)	233,514	166,063	150,648	-	436,911	(6)	17,485,329	379,972
Transfers between funds	(2,628)	123,146	16,824,104	-	66,528,542	(130,278)	128,017,596	-
Redemptions (note 3)	(9,234)	-	(1,865,741)	-	(7,387,831)	(369,034)	(8,471,176)	(1,277)
Annuity benefits	-	-	-	-	(1,618)	(400)	(10,969)	-
Contract maintenance charges (note 2)	(588)	-	(1,205)	-	(109,859)	(195)	(6,039)	-
Contingent deferred sales charges (note 2)	-	-	(2,749)	-	(12,175)	(150)	(21,076)	-
Adjustments to maintain reserves	(11)	(2)	(215)	-	3,762	(36)	9,700	8

Net equity transactions	221,053	289,207	15,104,842	-	59,457,732	(500,099)	137,003,365	378,703

Net change in contract owners’ equity	239,884	303,453	14,138,286	-	50,623,724	169,190	136,576,538	388,126
Contract owners’ equity beginning of period	303,453	-	-	-	3,573,728	3,404,538	388,126	-

Contract owners’ equity end of period	$543,337	303,453	14,138,286	-	54,197,452	3,573,728	136,964,664	388,126

CHANGES IN UNITS:
Beginning units	26,408	-	-	-	142,773	165,137	39,602	-
Units purchased	19,990	26,672	1,894,801	-	2,951,570	1,804	15,571,855	39,733
Units redeemed	(1,446)	(264)	(380,353)	-	(589,453)	(24,168)	(1,592,270)	(131)

Ending units	44,952	26,408	1,514,448	-	2,504,890	142,773	14,019,187	39,602

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FTVFA2		FTVSI2		FTVHI2		GVSSCS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$786,529	3,987,758	8,893	(21)	6,861	(134)	37	46
Realized gain (loss) on investments	263,612	201,432	(3)	-	1,767	26	(14)	16
Change in unrealized gain (loss) on investments	(861,280)	(2,897,581)	(15,235)	335	(10,971)	2,988	(1,751)	46
Reinvested capital gains	62,958	6,816,750	3,193	-	-	-	2,729	1,099

Net increase (decrease) in contract owners’ equity resulting from operations	251,819	8,108,359	(3,152)	314	(2,343)	2,880	1,001	1,207

Equity transactions:
Purchase payments received from contract owners (note 3)	33,849,819	21,856,011	229,336	12,583	80,664	97,666	6,462	9,083
Transfers between funds	(1,297,350)	7,411,486	38,869	-	412,509	-	3,119	(289)
Redemptions (note 3)	(4,231,736)	(3,686,645)	(747)	-	(3,332)	(860)	-	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(2,870)	(2,211)	-	-	-	-	(70)	-
Contingent deferred sales charges (note 2)	(15,383)	(11,882)	-	-	-	-	-	-
Adjustments to maintain reserves	(524)	(519)	(4)	3	(1)	-	12	(6)

Net equity transactions	28,301,956	25,566,240	267,454	12,586	489,840	96,806	9,523	8,788

Net change in contract owners’ equity	28,553,775	33,674,599	264,302	12,900	487,497	99,686	10,524	9,995
Contract owners’ equity beginning of period	61,795,172	28,120,573	12,900	-	99,686	-	9,995	-

Contract owners’ equity end of period	$90,348,947	61,795,172	277,202	12,900	587,183	99,686	20,519	9,995

CHANGES IN UNITS:
Beginning units	5,051,846	2,790,624	1,291	-	9,757	-	804	-
Units purchased	3,356,088	2,776,529	26,266	1,291	86,857	9,842	791	829
Units redeemed	(1,092,124)	(515,307)	(179)	-	(38,921)	(85)	(42)	(25)

Ending units	7,315,810	5,051,846	27,378	1,291	57,693	9,757	1,553	804

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	AMTB		AMTG		AMINS		AMTP
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$37,405	918,392	(200)	(194)	(113)	-	(94)	(39)
Realized gain (loss) on investments	(2,156,361)	(2,722,505)	837	655	(10)	-	387	541
Change in unrealized gain (loss) on investments	893,115	399,762	92	3,018	2	-	818	2,873
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,225,841)	(1,404,351)	729	3,479	(121)	-	1,111	3,375

Equity transactions:
Purchase payments received from contract owners (note 3)	942,993	1,445,122	49	(6)	(6,503)	-	(8)	(2,889)
Transfers between funds	(8,536,398)	14,598,026	46	18	50,833	-	2	(26)
Redemptions (note 3)	(21,555,981)	(20,248,111)	-	(313)	(1,088)	-	11	2,928
Annuity benefits	(9,815)	(12,847)	(3,106)	(2,819)	-	-	(848)	(1,661)
Contract maintenance charges (note 2)	(598,661)	(611,475)	(95)	(13)	44	-	(5)	(13)
Contingent deferred sales charges (note 2)	(52,220)	(63,931)	-	-	-	-	-	-
Adjustments to maintain reserves	(3,410)	(3,169)	1,896	1,870	(5)	-	64	16

Net equity transactions	(29,813,492)	(4,896,385)	(1,210)	(1,263)	43,281	-	(784)	(1,645)

Net change in contract owners’ equity	(31,039,333)	(6,300,736)	(481)	2,216	43,160	-	327	1,730
Contract owners’ equity beginning of period	150,926,038	157,226,774	15,430	13,214	-	-	13,905	12,175

Contract owners’ equity end of period	$119,886,705	150,926,038	14,949	15,430	43,160	-	14,232	13,905

CHANGES IN UNITS:
Beginning units	13,156,674	13,542,864	-	5	-	-	-	-
Units purchased	1,682,668	3,262,085	-	18	3,239	-	-	1
Units redeemed	(4,511,909)	(3,648,275)	-	(23)	31	-	-	(1)

Ending units	10,327,433	13,156,674	-	-	3,270	-	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	AMFAS		AMSRS		OVIGS		OVMS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(56,631)	(59,238)	(282,873)	(204,922)	(42,282)	-	250,313	374,421
Realized gain (loss) on investments	613,293	389,000	2,382,359	419,750	(8,920)	-	(652,213)	(1,456,616)
Change in unrealized gain (loss) on investments	(878,023)	1,043,786	55,126	7,916,551	(546,890)	-	2,703,540	5,197,517
Reinvested capital gains	316,299	-	-	-	28,680	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(5,062)	1,373,548	2,154,612	8,131,379	(569,412)	-	2,301,640	4,115,322

Equity transactions:
Purchase payments received from contract owners (note 3)	94,063	39,501	93,439	565,609	6,962,021	-	500,074	448,262
Transfers between funds	(202,313)	283,451	(1,062,078)	658,242	3,757,414	-	(369,591)	(770,561)
Redemptions (note 3)	(519,680)	(765,033)	(4,762,067)	(3,873,876)	(160,458)	-	(4,441,931)	(5,095,119)
Annuity benefits	-	-	(20,609)	(18,164)	-	-	(11,545)	(12,233)
Contract maintenance charges (note 2)	(1,191)	(1,207)	(7,695)	(8,426)	(6,278)	-	(16,792)	(19,572)
Contingent deferred sales charges (note 2)	(2,601)	(661)	(11,576)	(5,027)	(842)	-	(399)	(1,041)
Adjustments to maintain reserves	(187)	(182)	(479)	(469)	(104)	-	259	4

Net equity transactions	(631,909)	(444,131)	(5,771,065)	(2,682,111)	10,551,753	-	(4,339,925)	(5,450,260)

Net change in contract owners’ equity	(636,971)	929,417	(3,616,453)	5,449,268	9,982,341	-	(2,038,285)	(1,334,938)
Contract owners’ equity beginning of period	4,331,082	3,401,665	29,457,021	24,007,753	-	-	36,152,948	37,487,886

Contract owners’ equity end of period	$3,694,111	4,331,082	25,840,568	29,457,021	9,982,341	-	34,114,663	36,152,948

CHANGES IN UNITS:
Beginning units	223,324	252,460	1,294,218	1,432,779	-	-	1,239,133	1,434,115
Units purchased	67,741	125,860	84,357	270,030	1,171,028	-	21,084	15,359
Units redeemed	(104,703)	(154,996)	(336,602)	(408,591)	(63,284)	-	(163,164)	(210,341)

Ending units	186,362	223,324	1,041,973	1,294,218	1,107,744	-	1,097,053	1,239,133

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	OVB		OVGS		OVGSS		OVIG
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$1,071,290	1,130,529	(130,023)	39,735	(189,477)	(18,765)	4,524	(640)
Realized gain (loss) on investments	(1,542,568)	(2,033,826)	9,121,368	8,447,794	1,363,370	546,995	1,046	208
Change in unrealized gain (loss) on investments	2,037,038	468,560	(14,693,530)	16,605,739	(4,819,236)	1,123,759	(76,504)	33,322
Reinvested capital gains	-	-	7,482,645	-	4,465,888	-	14,398	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,565,760	(434,737)	1,780,460	25,093,268	820,545	1,651,989	(56,536)	32,890

Equity transactions:
Purchase payments received from contract owners (note 3)	445,545	656,325	1,387,983	389,646	11,983,939	-	373,177	465,829
Transfers between funds	245,031	(857,536)	51,744,732	(2,057,171)	87,111,956	(454,320)	11,464	(906)
Redemptions (note 3)	(3,655,465)	(4,656,869)	(15,059,185)	(12,148,490)	(6,138,128)	(1,295,187)	(12,832)	(1,289)
Annuity benefits	(6,914)	(6,932)	(29,254)	(19,732)	(12,032)	-	-	-
Contract maintenance charges (note 2)	(11,832)	(14,082)	(48,684)	(43,234)	(4,416)	(655)	(265)	-
Contingent deferred sales charges (note 2)	(1,296)	(625)	(3,448)	(1,977)	(19,741)	(593)	-	-
Adjustments to maintain reserves	3,599	3,256	(35,356)	3,232	10,730	(145)	(12)	1

Net equity transactions	(2,981,332)	(4,876,463)	37,956,788	(13,877,726)	92,932,308	(1,750,900)	371,532	463,635

Net change in contract owners’ equity	(1,415,572)	(5,311,200)	39,737,248	11,215,542	93,752,853	(98,911)	314,996	496,525
Contract owners’ equity beginning of period	27,848,723	33,159,923	115,916,867	104,701,325	7,307,348	7,406,259	496,525	-

Contract owners’ equity end of period	$26,433,151	27,848,723	155,654,115	115,916,867	101,060,201	7,307,348	811,521	496,525

CHANGES IN UNITS:
Beginning units	1,470,230	1,736,330	2,148,688	2,405,799	244,473	310,391	43,039	-
Units purchased	81,580	58,882	1,051,792	36,490	3,666,135	-	34,953	43,240
Units redeemed	(237,318)	(324,982)	(355,089)	(293,601)	(446,130)	(65,918)	(1,799)	(201)

Ending units	1,314,492	1,470,230	2,845,391	2,148,688	3,464,478	244,473	76,193	43,039

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	OVGI		OVGIS		OVSC		OVSCS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(63,177)	(26,089)	(2,244,992)	(1,694,918)	(31,543)	(29,474)	(749,312)	(556,010)
Realized gain (loss) on investments	293,555	201,204	15,958,612	7,866,915	1,082,513	616,393	9,451,915	7,773,894
Change in unrealized gain (loss) on investments	692,655	2,912,043	(43,059)	50,051,316	(1,450,421)	1,385,306	(11,650,160)	12,337,397
Reinvested capital gains	254,435	-	4,553,688	-	1,171,536	76,446	11,048,196	763,971

Net increase (decrease) in contract owners’ equity resulting from operations	1,177,468	3,087,158	18,224,249	56,223,313	772,085	2,048,671	8,100,639	20,319,252

Equity transactions:
Purchase payments received from contract owners (note 3)	544,358	385,560	12,954,557	12,635,581	337,540	274,385	13,614,598	10,025,517
Transfers between funds	953,399	(422,047)	(15,747,416)	(10,228,965)	324,042	1,966,027	4,314,450	(3,499,064)
Redemptions (note 3)	(1,454,675)	(1,750,116)	(34,086,063)	(28,266,990)	(1,043,831)	(819,113)	(7,012,842)	(5,822,366)
Annuity benefits	(3,725)	(4,519)	(5,095)	(4,680)	(669)	(584)	(9,211)	(8,218)
Contract maintenance charges (note 2)	(6,897)	(6,714)	(1,036,731)	(959,944)	(1,961)	(1,694)	(286,029)	(223,889)
Contingent deferred sales charges (note 2)	(1,713)	(3,878)	(98,297)	(140,340)	(2,019)	(1,874)	(37,426)	(33,935)
Adjustments to maintain reserves	(10,330)	890	(1,290)	(838)	(86)	(62)	(791)	(985)

Net equity transactions	20,417	(1,800,824)	(38,020,335)	(26,966,176)	(386,984)	1,417,085	10,582,749	437,060

Net change in contract owners’ equity	1,197,885	1,286,334	(19,796,086)	29,257,137	385,101	3,465,756	18,683,388	20,756,312
Contract owners’ equity beginning of period	12,654,925	11,368,591	234,167,256	204,910,119	7,883,220	4,417,464	74,077,281	53,320,969

Contract owners’ equity end of period	$13,852,810	12,654,925	214,371,170	234,167,256	8,268,321	7,883,220	92,760,669	74,077,281

CHANGES IN UNITS:
Beginning units	921,054	1,074,623	11,093,728	12,583,850	510,359	397,625	2,350,049	2,334,765
Units purchased	137,715	52,860	1,896,143	1,740,740	240,583	294,552	1,177,642	898,722
Units redeemed	(132,983)	(206,429)	(3,685,737)	(3,230,862)	(266,632)	(181,818)	(841,371)	(883,438)

Ending units	925,786	921,054	9,304,134	11,093,728	484,310	510,359	2,686,320	2,350,049

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	OVAG		OVSB		OVSBS		PMVAAD
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(131,790)	(131,097)	43,588	36,699	235,799	272,710	1,754,677	1,361,027
Realized gain (loss) on investments	1,226,176	870,218	(14,474)	(2,532)	(64,183)	19,930	(243,935)	36,266
Change in unrealized gain (loss) on investments	(743,028)	2,228,268	(9,212)	(51,785)	(66,706)	(463,141)	(2,318,907)	(2,189,066)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	351,358	2,967,389	19,902	(17,618)	104,910	(170,501)	(808,165)	(791,773)

Equity transactions:
Purchase payments received from contract owners (note 3)	189,953	239,015	22,619	22,273	836,894	1,016,954	11,450,371	27,345,112
Transfers between funds	(1,015,881)	(96,098)	182,256	642,735	56,748	1,934,701	(4,490,894)	3,969,072
Redemptions (note 3)	(1,407,784)	(1,354,459)	(146,874)	(83,539)	(1,430,636)	(2,053,190)	(3,712,342)	(2,718,530)
Annuity benefits	(115)	(102)	-	-	(118)	(131)	-	-
Contract maintenance charges (note 2)	(5,717)	(6,408)	(265)	(307)	(707)	(872)	(1,669)	(1,263)
Contingent deferred sales charges (note 2)	(400)	(3,585)	-	(13)	(1,590)	(3,101)	(28,652)	(2,359)
Adjustments to maintain reserves	(92)	(142)	(49)	(40)	(255)	(1,431)	(424)	(347)

Net equity transactions	(2,240,036)	(1,221,779)	57,687	581,109	(539,664)	892,930	3,216,390	28,591,685

Net change in contract owners’ equity	(1,888,678)	1,745,610	77,589	563,491	(434,754)	722,429	2,408,225	27,799,912
Contract owners’ equity beginning of period	11,348,579	9,602,969	1,253,971	690,480	9,602,688	8,880,259	47,681,453	19,881,541

Contract owners’ equity end of period	$9,459,901	11,348,579	1,331,560	1,253,971	9,167,934	9,602,688	50,089,678	47,681,453

CHANGES IN UNITS:
Beginning units	1,372,859	1,559,411	125,275	67,987	963,727	874,911	4,567,870	1,874,670
Units purchased	147,517	204,239	46,785	89,206	248,229	491,400	1,481,909	3,777,064
Units redeemed	(424,338)	(390,791)	(40,967)	(31,918)	(300,476)	(402,584)	(1,189,911)	(1,083,864)

Ending units	1,096,038	1,372,859	131,093	125,275	911,480	963,727	4,859,868	4,567,870

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	PMVFAD		PMVLAD		PMVTRD		PMVRSD
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$123,986	70,821	(2,092,829)	(786,917)	1,623,953	1,404,219	(47)	(22)
Realized gain (loss) on investments	(689,073)	(49,614)	452,161	1,325,524	(185,097)	(94,393)	50	-
Change in unrealized gain (loss) on investments	577,148	(2,429,682)	(1,715,394)	(6,906,910)	5,790,508	(12,688,696)	(23,381)	(535)
Reinvested capital gains	65,496	298,344	-	-	-	2,338,141	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	77,557	(2,110,131)	(3,356,062)	(6,368,303)	7,229,364	(9,040,729)	(23,378)	(557)

Equity transactions:
Purchase payments received from contract owners (note 3)	2,702,222	7,485,407	58,131,374	77,144,724	46,968,008	96,190,206	83,335	19,156
Transfers between funds	(8,604,318)	3,453,715	(335,022)	12,931,673	(8,333,930)	7,588,200	1,178	127
Redemptions (note 3)	(1,815,231)	(1,905,504)	(32,000,080)	(33,412,498)	(15,241,287)	(17,770,988)	-	-
Annuity benefits	-	-	(1,970)	(2,071)	-	-	-	-
Contract maintenance charges (note 2)	(1,651)	(2,266)	(2,830,857)	(2,204,993)	(1,710,823)	(1,113,814)	-	-
Contingent deferred sales charges (note 2)	(15,365)	(7,470)	(146,538)	(183,891)	(107,473)	(112,359)	-	-
Adjustments to maintain reserves	(341)	(726)	(11,543)	6,334	(20,309)	10,716	(3)	(4)

Net equity transactions	(7,734,684)	9,023,156	22,805,364	54,279,278	21,554,186	84,791,961	84,510	19,279

Net change in contract owners’ equity	(7,657,127)	6,913,025	19,449,302	47,910,975	28,783,550	75,751,232	61,132	18,722
Contract owners’ equity beginning of period	29,755,599	22,842,574	384,943,683	337,032,708	269,467,393	193,716,161	18,722	-

Contract owners’ equity end of period	$22,098,472	29,755,599	404,392,985	384,943,683	298,250,943	269,467,393	79,854	18,722

CHANGES IN UNITS:
Beginning units	2,492,506	1,763,524	33,423,782	28,772,761	25,952,951	17,987,204	2,094	-
Units purchased	378,358	1,389,538	10,750,114	14,413,009	7,367,057	14,384,724	9,003	2,094
Units redeemed	(986,353)	(660,556)	(8,802,946)	(9,761,988)	(5,299,053)	(6,418,977)	(77)	-

Ending units	1,884,511	2,492,506	35,370,950	33,423,782	28,020,955	25,952,951	11,020	2,094

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	PMVEBD		PMVHYD		PVGIB		PVTIGB
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$71,316	160	10,216	-	(4,207)	5,934	(1,739)	(14)
Realized gain (loss) on investments	(37,417)	-	2,309	-	234,451	131,094	(14,098)	(38,353)
Change in unrealized gain (loss) on investments	(434,150)	(126)	(1,009)	-	(2,759)	656,925	(8,853)	111,925
Reinvested capital gains	93,809	64	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(306,442)	98	11,516	-	227,485	793,953	(24,690)	73,558

Equity transactions:
Purchase payments received from contract owners (note 3)	2,318,658	7,294	483,128	-	738	4,740	-	-
Transfers between funds	3,005,542	47	(417,622)	-	(64,931)	16,603	-	-
Redemptions (note 3)	(225,833)	-	(4,437)	-	(492,688)	(644,781)	(48,900)	(69,467)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(52)	-	-	-	(400)	(428)	(28)	(37)
Contingent deferred sales charges (note 2)	(7,869)	-	-	-	(212)	(289)	-	-
Adjustments to maintain reserves	(729)	(6)	(35)	-	(128)	(153)	(79)	(41)

Net equity transactions	5,089,717	7,335	61,034	-	(557,621)	(624,308)	(49,007)	(69,545)

Net change in contract owners’ equity	4,783,275	7,433	72,550	-	(330,136)	169,645	(73,697)	4,013
Contract owners’ equity beginning of period	7,433	-	-	-	2,814,117	2,644,472	336,690	332,677

Contract owners’ equity end of period	$4,790,708	7,433	72,550	-	2,483,981	2,814,117	262,993	336,690

CHANGES IN UNITS:
Beginning units	807	-	-	-	149,244	187,620	17,177	21,475
Units purchased	641,160	807	86,698	-	5,687	15,706	-	-
Units redeemed	(116,123)	-	(79,713)	-	(33,969)	(54,082)	(2,526)	(4,298)

Ending units	525,844	807	6,985	-	120,962	149,244	14,651	17,177

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	PVTVB		ACEG2		VYDS		ROCSC
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(13,854)	(11,706)	(97,183)	(72,729)	(1,869)	(2,904)	(424)	569
Realized gain (loss) on investments	167,838	76,497	817,744	123,839	10,447	5,366	1,001	36
Change in unrealized gain (loss) on investments	(29,688)	627,591	(371,157)	1,799,146	33,063	120,946	(25,979)	3,323
Reinvested capital gains	45,811	-	-	-	-	-	40,764	3,462

Net increase (decrease) in contract owners’ equity resulting from operations	170,107	692,382	349,404	1,850,256	41,641	123,408	15,362	7,390

Equity transactions:
Purchase payments received from contract owners (note 3)	181	9,028	79,593	35,321	4,912	-	277,355	61,667
Transfers between funds	150,572	(111,603)	(550,404)	1,159,204	(6,318)	-	(2,304)	(373)
Redemptions (note 3)	(256,208)	(359,069)	(945,169)	(1,093,030)	(28,824)	(27,135)	(5,912)	-
Annuity benefits	-	-	(195)	(621)	-	-	-	-
Contract maintenance charges (note 2)	(298)	(311)	(1,642)	(1,573)	(93)	(91)	(209)	-
Contingent deferred sales charges (note 2)	(56)	(160)	(1,166)	(2,862)	-	(98)	-	-
Adjustments to maintain reserves	(62)	(121)	(242)	571	(21)	(8)	(15)	(1)

Net equity transactions	(105,871)	(462,236)	(1,419,225)	97,010	(30,344)	(27,332)	268,915	61,293

Net change in contract owners’ equity	64,236	230,146	(1,069,821)	1,947,266	11,297	96,076	284,277	68,683
Contract owners’ equity beginning of period	2,129,944	1,899,798	7,225,864	5,278,598	486,302	390,226	68,683	-

Contract owners’ equity end of period	$2,194,180	2,129,944	6,156,043	7,225,864	497,599	486,302	352,960	68,683

CHANGES IN UNITS:
Beginning units	100,705	127,985	544,932	548,055	25,251	26,781	5,442	-
Units purchased	27,371	16,706	165,593	143,876	262	-	22,707	5,479
Units redeemed	(31,597)	(43,986)	(275,027)	(146,999)	(1,757)	(1,530)	(958)	(37)

Ending units	96,479	100,705	435,498	544,932	23,756	25,251	27,191	5,442

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	RVARS		TRHS2		VWHAS		VWBF
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(140,188)	(14,955)	(2,609,825)	(1,439,588)	(551,330)	(278,791)	440,865	137,771
Realized gain (loss) on investments	55,220	(756)	13,148,772	3,635,705	1,362,544	270,389	(478,344)	(138,444)
Change in unrealized gain (loss) on investments	568,126	21,134	17,828,289	28,286,049	(8,381,140)	1,462,731	(757,670)	(1,489,019)
Reinvested capital gains	-	-	15,911,115	5,531,671	-	305,242	953,451	2,543

Net increase (decrease) in contract owners’ equity resulting from operations	483,158	5,423	44,278,351	36,013,837	(7,569,926)	1,759,571	158,302	(1,487,149)

Equity transactions:
Purchase payments received from contract owners (note 3)	5,977,812	2,651,033	40,898,936	28,389,930	8,132,373	9,327,333	87,743	174,014
Transfers between funds	5,029,872	685,525	11,515,638	29,269,555	1,354,420	7,259,888	(347,872)	(529,487)
Redemptions (note 3)	(549,979)	(40,304)	(13,142,149)	(9,286,012)	(2,827,930)	(1,709,950)	(1,105,514)	(1,783,625)
Annuity benefits	-	-	-	-	-	-	(3,631)	(3,849)
Contract maintenance charges (note 2)	(612)	(7)	(14,836)	(11,211)	(2,367)	(1,605)	(4,574)	(5,670)
Contingent deferred sales charges (note 2)	(3,397)	(160)	(53,759)	(25,341)	(17,512)	(6,243)	(25)	(28)
Adjustments to maintain reserves	(194)	(45)	(2,244)	(908)	(623)	457,361	1,009	1,038

Net equity transactions	10,453,502	3,296,042	39,201,586	48,336,013	6,638,361	15,326,784	(1,372,864)	(2,147,607)

Net change in contract owners’ equity	10,936,660	3,301,465	83,479,937	84,349,850	(931,565)	17,086,355	(1,214,562)	(3,634,756)
Contract owners’ equity beginning of period	3,301,465	-	140,496,406	56,146,556	30,449,440	13,363,085	11,600,485	15,235,241

Contract owners’ equity end of period	$14,238,125	3,301,465	223,976,343	140,496,406	29,517,875	30,449,440	10,385,923	11,600,485

CHANGES IN UNITS:
Beginning units	333,972	-	6,412,668	3,798,987	2,913,519	1,388,083	489,626	576,088
Units purchased	1,386,820	377,031	4,551,786	4,826,489	2,752,399	2,387,468	78,040	20,525
Units redeemed	(324,064)	(43,059)	(3,037,008)	(2,212,808)	(2,107,579)	(862,032)	(132,138)	(106,987)

Ending units	1,396,728	333,972	7,927,446	6,412,668	3,558,339	2,913,519	435,528	489,626

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	VWEM		VWHA		WRPMAV		WRPMCV
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(212,088)	84,888	(647,815)	(384,800)	65,599	(1,118)	3,116	(685)
Realized gain (loss) on investments	495,716	(343,736)	255,261	(879,531)	18,922	14,551	837	1,258
Change in unrealized gain (loss) on investments	(3,916,514)	3,193,745	(8,642,585)	4,800,793	(186,432)	57,432	(16,159)	24,443
Reinvested capital gains	3,221,490	-	-	1,195,978	305,249	1,468	35,438	463

Net increase (decrease) in contract owners’ equity resulting from operations	(411,396)	2,934,897	(9,035,139)	4,732,440	203,338	72,333	23,232	25,479

Equity transactions:
Purchase payments received from contract owners (note 3)	182,158	328,359	1,654	(152)	5,180,882	1,669,992	393,057	777,723
Transfers between funds	(1,194,747)	(1,443,358)	(3,239,599)	(10,853,129)	151,254	49,301	634	-
Redemptions (note 3)	(2,683,916)	(3,862,895)	(5,142,569)	(6,554,211)	(165,892)	(1,456)	(7,412)	(703)
Annuity benefits	(8,757)	(9,788)	(5,587)	(13,663)	-	-	-	-
Contract maintenance charges (note 2)	(9,470)	(11,302)	(14,401)	(16,910)	(14,916)	-	(6,612)	-
Contingent deferred sales charges (note 2)	(1,367)	(2,012)	(22,093)	(16,583)	-	-	-	-
Adjustments to maintain reserves	171	1,372	243	12,516	(20)	-	(16)	5

Net equity transactions	(3,715,928)	(4,999,624)	(8,422,352)	(17,442,132)	5,151,308	1,717,837	379,651	777,025

Net change in contract owners’ equity	(4,127,324)	(2,064,727)	(17,457,491)	(12,709,692)	5,354,646	1,790,170	402,883	802,504
Contract owners’ equity beginning of period	28,349,410	30,414,137	52,347,458	65,057,150	1,790,170	-	802,504	-

Contract owners’ equity end of period	$24,222,086	28,349,410	34,889,967	52,347,458	7,144,816	1,790,170	1,205,387	802,504

CHANGES IN UNITS:
Beginning units	1,077,764	1,277,864	2,044,581	2,974,012	165,259	-	75,534	-
Units purchased	65,113	139,841	55,952	52,532	489,375	165,396	36,344	75,601
Units redeemed	(205,549)	(339,941)	(440,804)	(981,963)	(17,115)	(137)	(1,308)	(67)

Ending units	937,328	1,077,764	1,659,729	2,044,581	637,519	165,259	110,570	75,534

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	WRPMMV		WRASP		WRHIP		WRMCG
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$13,847	(2,108)	(2,906,518)	(640,731)	3,283,385	1,410,468	(746,740)	(313,722)
Realized gain (loss) on investments	15,893	5,107	2,907,294	1,000,531	797,564	1,143,472	432,323	189,369
Change in unrealized gain (loss) on investments	(36,009)	84,668	(48,329,041)	35,507,719	(4,957,742)	1,522,802	686,121	4,311,574
Reinvested capital gains	126,331	970	30,873,775	-	723,263	-	2,685,829	542,846

Net increase (decrease) in contract owners’ equity resulting from operations	120,062	88,637	(17,454,490)	35,867,519	(153,530)	4,076,742	3,057,533	4,730,067

Equity transactions:
Purchase payments received from contract owners (note 3)	2,706,999	2,302,659	81,953,649	70,117,066	27,723,356	21,482,956	19,349,542	17,397,890
Transfers between funds	(58,085)	-	(8,710,411)	8,231,868	(10,227,347)	36,135,455	1,867,409	7,175,611
Redemptions (note 3)	(148,035)	(1,408)	(17,710,990)	(12,724,857)	(6,842,424)	(4,736,412)	(2,639,675)	(1,124,400)
Annuity benefits	-	-	(1,153)	(1,079)	-	-	-	-
Contract maintenance charges (note 2)	(18,473)	-	(9,821)	(9,164)	(4,201)	(3,027)	(138,990)	(61,933)
Contingent deferred sales charges (note 2)	-	-	(97,348)	(49,168)	(28,916)	(3,713)	(17,200)	(4,046)
Adjustments to maintain reserves	(3)	1	(199)	(870)	(636)	(468)	(532)	(431)

Net equity transactions	2,482,403	2,301,252	55,423,727	65,563,796	10,619,832	52,874,791	18,420,554	23,382,691

Net change in contract owners’ equity	2,602,465	2,389,889	37,969,237	101,431,315	10,466,302	56,951,533	21,478,087	28,112,758
Contract owners’ equity beginning of period	2,389,889	-	223,564,150	122,132,835	82,246,215	25,294,682	35,566,853	7,454,095

Contract owners’ equity end of period	$4,992,354	2,389,889	261,533,387	223,564,150	92,712,517	82,246,215	57,044,940	35,566,853

CHANGES IN UNITS:
Beginning units	222,311	-	13,405,643	9,003,602	7,007,963	2,344,079	2,767,879	741,676
Units purchased	251,203	222,444	6,409,700	6,583,066	6,369,257	7,882,923	2,058,847	2,508,341
Units redeemed	(24,008)	(133)	(2,950,689)	(2,181,025)	(5,486,926)	(3,219,039)	(641,264)	(482,138)

Ending units	449,506	222,311	16,864,654	13,405,643	7,890,294	7,007,963	4,185,462	2,767,879

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	WRPAP		WRPCP		WRPMP		WRPMAP
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(30)	-	20,736	30,297	189,825	175,012	319,229	332,469
Realized gain (loss) on investments	(8)	-	17,696	32,472	137,922	72,060	202,093	78,099
Change in unrealized gain (loss) on investments	325	-	(132,541)	170,923	(1,336,423)	3,443,686	(1,934,557)	5,984,011
Reinvested capital gains	210	-	185,753	121,860	2,141,346	876,064	3,495,394	1,781,710

Net increase (decrease) in contract owners’ equity resulting from operations	497	-	91,644	355,552	1,132,670	4,566,822	2,082,159	8,176,289

Equity transactions:
Purchase payments received from contract owners (note 3)	40,747	-	160,967	893,776	1,894,014	8,430,434	4,106,864	12,816,387
Transfers between funds	(84)	-	485,769	(584,632)	(79,870)	186,411	244,666	438,834
Redemptions (note 3)	-	-	(378,926)	(93,821)	(491,430)	(214,496)	(2,207,112)	(1,065,940)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(17,628)	(12,611)	(184,917)	(110,828)	(293,435)	(185,385)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	2	-	(20)	(7)	(24)	2	(37)	7

Net equity transactions	40,665	-	250,162	202,705	1,137,773	8,291,523	1,850,946	12,003,903

Net change in contract owners’ equity	41,162	-	341,806	558,257	2,270,443	12,858,345	3,933,105	20,180,192
Contract owners’ equity beginning of period	-	-	2,869,630	2,311,373	29,770,493	16,912,148	47,456,503	27,276,311

Contract owners’ equity end of period	$41,162	-	3,211,436	2,869,630	32,040,936	29,770,493	51,389,608	47,456,503

CHANGES IN UNITS:
Beginning units	-	-	216,208	199,019	2,057,057	1,406,121	3,153,289	2,235,029
Units purchased	3,366	-	50,280	78,066	134,184	732,550	296,351	1,018,651
Units redeemed	(8)	-	(31,519)	(60,877)	(58,675)	(81,614)	(172,325)	(100,391)

Ending units	3,358	-	234,969	216,208	2,132,566	2,057,057	3,277,315	3,153,289

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	WRPMCP		SVDF		SVOF		WFVSCG
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$43,931	63,790	(561)	(595)	(3,941)	(3,241)	(928,095)	(649,528)
Realized gain (loss) on investments	97,232	42,418	4,627	1,901	38,164	13,542	1,529,867	2,139,396
Change in unrealized gain (loss) on investments	(369,643)	677,314	(9,455)	12,241	(7,372)	62,487	(8,101,898)	12,576,461
Reinvested capital gains	482,098	269,849	4,980	1,169	-	-	5,602,650	2,105,421

Net increase (decrease) in contract owners’ equity resulting from operations	253,618	1,053,371	(409)	14,716	26,851	72,788	(1,897,476)	16,171,750

Equity transactions:
Purchase payments received from contract owners (note 3)	505,598	1,702,849	(3,201)	-	2,053	129	11,815,813	11,085,076
Transfers between funds	(217,252)	(394,428)	(2,043)	-	258	(122)	4,156,681	449,489
Redemptions (note 3)	(432,775)	(148,605)	-	-	(1,847)	-	(4,066,556)	(2,352,867)
Annuity benefits	-	-	(3,215)	(4,108)	(25,047)	(22,983)	-	-
Contract maintenance charges (note 2)	(45,827)	(32,369)	26	(4)	(495)	1	(225,573)	(192,933)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	(47,801)	(12,452)
Adjustments to maintain reserves	(47)	11	79	107	(1,273)	(1,163)	(879)	(728)

Net equity transactions	(190,303)	1,127,458	(8,354)	(4,005)	(26,351)	(24,138)	11,631,685	8,975,585

Net change in contract owners’ equity	63,315	2,180,829	(8,763)	10,711	500	48,650	9,734,209	25,147,335
Contract owners’ equity beginning of period	7,518,782	5,337,953	48,347	37,636	304,899	256,249	57,488,287	32,340,952

Contract owners’ equity end of period	$7,582,097	7,518,782	39,584	48,347	305,399	304,899	67,222,496	57,488,287

CHANGES IN UNITS:
Beginning units	540,241	449,607	74	74	-	-	2,411,352	2,006,569
Units purchased	36,119	138,162	-	-	-	23	1,307,575	1,159,244
Units redeemed	(49,798)	(47,528)	(74)	-	-	(23)	(796,307)	(754,461)

Ending units	526,562	540,241	-	74	-	-	2,922,620	2,411,352

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	WFVSMV		WFVTRB		WFVOG2		OVGS3
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(59)	(30)	347	(1)	(680)	(692)	(245,377)	26,703
Realized gain (loss) on investments	534	338	204	226	4,407	4,010	15,576,515	839,428
Change in unrealized gain (loss) on investments	(148)	782	12,130	(20,955)	(11,359)	8,707	(15,474,133)	11,562,325
Reinvested capital gains	-	-	-	9,528	8,453	4,153	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	327	1,090	12,681	(11,202)	821	16,178	(142,995)	12,428,456

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	-	852,679	2,366,855
Transfers between funds	508	293	-	-	-	-	(55,681,612)	(86,347)
Redemptions (note 3)	(1,180)	(1,157)	-	-	(10,294)	(11,361)	(2,826,690)	(9,046,161)
Annuity benefits	-	-	-	-	-	-	(4,144)	(11,453)
Contract maintenance charges (note 2)	-	-	-	-	(3)	(12)	(6,874)	(18,727)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	(2,590)	(19,832)
Adjustments to maintain reserves	(14)	3	(2)	(3)	(23)	7	39,858	(206)

Net equity transactions	(686)	(861)	(2)	(3)	(10,320)	(11,366)	(57,629,373)	(6,815,871)

Net change in contract owners’ equity	(359)	229	12,679	(11,205)	(9,499)	4,812	(57,772,368)	5,612,585
Contract owners’ equity beginning of period	7,637	7,408	296,394	307,599	53,355	48,543	57,772,368	52,159,783

Contract owners’ equity end of period	$7,278	7,637	309,073	296,394	43,856	53,355	-	57,772,368

CHANGES IN UNITS:
Beginning units	684	753	21,348	21,348	2,784	3,493	1,979,986	2,245,911
Units purchased	91	41	-	-	-	-	45,128	219,187
Units redeemed	(144)	(110)	-	-	(549)	(709)	(2,025,114)	(485,112)

Ending units	631	684	21,348	21,348	2,235	2,784	-	1,979,986

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	OVGS4		FTVDM3		TIF3		FTVGI3
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(434,427)	(240,328)	(88,146)	99,498	(351,871)	563,577	(631,228)	4,066,513
Realized gain (loss) on investments	20,487,298	417,834	1,300,629	1,664,645	28,423,031	6,392,261	5,000,151	579,522
Change in unrealized gain (loss) on investments	(20,382,840)	16,767,000	(1,827,193)	(2,448,177)	(27,292,100)	6,440,659	(3,834,961)	(6,162,439)
Reinvested capital gains	-	-	-	-	-	-	-	1,551,702

Net increase (decrease) in contract owners’ equity resulting from operations	(329,969)	16,944,506	(614,710)	(684,034)	779,060	13,396,497	533,962	35,298

Equity transactions:
Purchase payments received from contract owners (note 3)	6,316,848	15,007,120	69,766	258,905	84,896	527,373	5,235,160	23,379,112
Transfers between funds	(90,195,413)	(2,235,072)	(17,607,611)	(4,152,718)	(68,961,905)	(4,865,003)	(127,678,702)	(3,582,822)
Redemptions (note 3)	(3,680,694)	(9,667,941)	(950,175)	(3,745,160)	(2,791,809)	(8,914,776)	(5,633,042)	(13,920,637)
Annuity benefits	(5,923)	(16,383)	-	-	(957)	(2,534)	(5,400)	(26,648)
Contract maintenance charges (note 2)	(2,176)	(6,702)	(819)	(2,818)	(72,532)	(193,820)	(3,268)	(10,944)
Contingent deferred sales charges (note 2)	(31,099)	(26,681)	(5,398)	(10,340)	(9,713)	(25,253)	(6,254)	(38,610)
Adjustments to maintain reserves	(12,179)	(770)	(155)	(278)	(4,254)	(786)	(24,689)	(1,957)

Net equity transactions	(87,610,636)	3,053,571	(18,494,392)	(7,652,409)	(71,756,274)	(13,474,799)	(128,116,195)	5,797,494

Net change in contract owners’ equity	(87,940,605)	19,998,077	(19,109,102)	(8,336,443)	(70,977,214)	(78,302)	(127,582,233)	5,832,792
Contract owners’ equity beginning of period	87,940,605	67,942,528	19,109,102	27,445,545	70,977,214	71,055,516	127,582,233	121,749,441

Contract owners’ equity end of period	$-	87,940,605	-	19,109,102	-	70,977,214	-	127,582,233

CHANGES IN UNITS:
Beginning units	4,545,894	4,390,476	1,142,861	1,605,393	3,996,862	4,857,387	7,038,230	6,702,502
Units purchased	456,125	1,468,600	55,928	207,201	98,810	492,930	478,243	2,060,453
Units redeemed	(5,002,019)	(1,313,182)	(1,198,789)	(669,733)	(4,095,672)	(1,353,455)	(7,516,473)	(1,724,725)

Ending units	-	4,545,894	-	1,142,861	-	3,996,862	-	7,038,230

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	HIBF3		GEM3		GEM6		GIG3
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$1,546,155	4,234,895	5,227	(49,868)	(51,015)	(313,805)	396,342	(198,553)
Realized gain (loss) on investments	(951,779)	3,857,490	1,272,494	307,112	2,115,256	1,213,668	7,325,305	1,151,908
Change in unrealized gain (loss) on investments	1,851,623	(3,372,155)	(1,864,675)	(550,033)	(4,053,704)	(1,437,303)	(7,368,866)	2,684,448
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,445,999	4,720,230	(586,954)	(292,789)	(1,989,463)	(537,440)	352,781	3,637,803

Equity transactions:
Purchase payments received from contract owners (note 3)	2,286,386	8,351,250	97,040	473,963	3,367,255	12,304,571	77,060	372,376
Transfers between funds	(88,810,512)	(16,457,087)	(15,382,068)	(2,797,407)	(56,134,641)	(2,748,187)	(23,984,407)	(575,205)
Redemptions (note 3)	(3,570,333)	(9,944,098)	(591,484)	(3,087,204)	(1,426,913)	(5,113,543)	(807,349)	(3,502,036)
Annuity benefits	-	(1,797)	(671)	(7,362)	(736)	(2,357)	(1,566)	(4,709)
Contract maintenance charges (note 2)	(1,803)	(5,492)	(2,489)	(8,769)	(1,793)	(5,154)	(3,224)	(9,660)
Contingent deferred sales charges (note 2)	(5,419)	(18,770)	(879)	(5,453)	(6,907)	(17,636)	(1,026)	(3,498)
Adjustments to maintain reserves	(209)	(677)	(15,941)	2,820	(1,239)	(754)	(20,113)	(6,139)

Net equity transactions	(90,101,890)	(18,076,671)	(15,896,492)	(5,429,412)	(54,204,974)	4,416,940	(24,740,625)	(3,728,871)

Net change in contract owners’ equity	(87,655,891)	(13,356,441)	(16,483,446)	(5,722,201)	(56,194,437)	3,879,500	(24,387,844)	(91,068)
Contract owners’ equity beginning of period	87,655,891	101,012,332	16,483,446	22,205,647	56,194,437	52,314,937	24,387,844	24,478,912

Contract owners’ equity end of period	$-	87,655,891	-	16,483,446	-	56,194,437	-	24,387,844

CHANGES IN UNITS:
Beginning units	5,499,724	6,661,716	656,098	878,960	2,953,153	2,705,132	1,095,402	1,277,738
Units purchased	558,034	2,557,270	10,408	99,272	362,766	1,218,199	14,590	34,433
Units redeemed	(6,057,758)	(3,719,262)	(666,506)	(322,134)	(3,315,919)	(970,178)	(1,109,992)	(216,769)

Ending units	-	5,499,724	-	656,098	-	2,953,153	-	1,095,402

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVMIG3		GVDIV3		GVDIV6		ACVVS1
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$242,477	(38,471)	96,994	43,404	1,226,031	477,965	(9)	(47)
Realized gain (loss) on investments	12,361,169	1,651,681	730,786	(45,030)	12,666,771	496,957	75	1,970
Change in unrealized gain (loss) on investments	(12,399,149)	4,480,393	(880,426)	906,213	(14,646,375)	10,330,848	(440)	(1,120)
Reinvested capital gains	-	-	-	-	-	-	296	-

Net increase (decrease) in contract owners’ equity resulting from operations	204,497	6,093,603	(52,646)	904,587	(753,573)	11,305,770	(78)	803

Equity transactions:
Purchase payments received from contract owners (note 3)	133,524	521,622	48,054	205,183	1,287,067	4,594,960	-	(138)
Transfers between funds	(34,085,541)	(820,925)	(4,935,732)	(222,419)	(65,679,945)	(4,469,670)	-	138
Redemptions (note 3)	(1,133,441)	(4,479,631)	(214,211)	(795,867)	(1,648,384)	(4,253,607)	-	-
Annuity benefits	(2,558)	(7,120)	-	-	-	(1,218)	-	(3,481)
Contract maintenance charges (note 2)	(4,958)	(14,741)	(617)	(1,868)	(127,815)	(415,596)	-	-
Contingent deferred sales charges (note 2)	(413)	(2,030)	(236)	(1,150)	(8,552)	(24,676)	-	-
Adjustments to maintain reserves	(4,002)	(199)	(19)	(94)	(14,613)	(852)	(2,607)	1,293

Net equity transactions	(35,097,389)	(4,803,024)	(5,102,761)	(816,215)	(66,192,242)	(4,570,659)	(2,607)	(2,188)

Net change in contract owners’ equity	(34,892,892)	1,290,579	(5,155,407)	88,372	(66,945,815)	6,735,111	(2,685)	(1,385)
Contract owners’ equity beginning of period	34,892,892	33,602,313	5,155,407	5,067,035	66,945,815	60,210,704	2,685	4,070

Contract owners’ equity end of period	$-	34,892,892	-	5,155,407	-	66,945,815	-	2,685

CHANGES IN UNITS:
Beginning units	3,088,532	3,566,046	284,346	334,802	5,533,991	5,926,599	-	-
Units purchased	20,892	72,266	6,864	30,053	242,823	1,010,250	-	28
Units redeemed	(3,109,424)	(549,780)	(291,210)	(80,509)	(5,776,814)	(1,402,858)	-	(28)

Ending units	-	3,088,532	-	284,346	-	5,533,991	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2014

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-II (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1981. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts and Individual Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners may invest in the following:

ALGER AMERICAN FUNDS

  Mid Cap Growth Portfolio - Class S Shares (ALMCS)

ALLIANCE BERNSTEIN FUNDS

  VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)

  VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)

AMERICAN CENTURY INVESTORS, INC.

  VP Inflation Protection Fund - Class I (ACVIP1)

AMERICAN FUNDS GROUP (THE)

  Growth Fund - Class 1 (AFGF)

  High-Income Bond Fund - Class 1 (AFHY)

  Managed Risk Asset Allocation Fund - Class P2 (AVPAP2)

  U.S. Government/AAA-Rated Securities Fund - Class 1 (AFGC)

STERLING CAPITAL FUNDS

  Variable Insurance Funds - Equity Income VIF (BBGI)*

BLACKROCK FUNDS

  Global Allocation V.I. Fund - Class III (MLVGA3)

CHARLES SCHWAB FUNDS

  Money Market Portfolio(TM) (CHSMM)

DELAWARE GROUP

  VIP Value Series: Service Class (DWVVLS)

  VIP Small Cap Value Series: Service Class (DWVSVS)

DREYFUS CORPORATION

  Stock Index Fund, Inc. - Initial Shares (DSIF)

  Stock Index Fund, Inc. - Service Shares (DSIFS)

  Socially Responsible Growth Fund Inc - Initial Shares (DSRG)

EATON VANCE FUNDS

  Floating-Rate Income Fund (ETVFR)

FIDELITY INVESTMENTS

  VIP Real Estate Portfolio: Service Class 2 (FRESS2)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

  Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)

HUNTINGTON TRUST COMPANY

  VA International Equity Fund (HVIE)

  VA Situs Fund (HVSIT)

INVESCO INVESTMENTS

  V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)

  Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)

  Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

  Mid Cap Value Portfolio: Class 1 (JPMMV1)

  Insurance Trust Core Bond Portfolio: Class 1 (OGBDP)*

  Insurance Trust Intrepid Mid Cap Portfolio: Class 1 (OGDMP)*

  Insurance Trust U.S. Equity Portfolio: Class 1 (OGDEP)*

JANUS FUNDS

  Balanced Portfolio: Service Shares (JABS)

  Enterprise Portfolio: Service Shares (JAMGS)

  Forty Portfolio: Service Shares (JACAS)

  Global Technology Portfolio: Service Shares (JAGTS)

  Overseas Portfolio: Service Shares (JAIGS)

LAZARD FUNDS

  Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)

MASSACHUSETTS FINANCIAL SERVICES CO.

  Investors Growth Stock Series - Service Class (MIGSC)

  New Discovery Series - Service Class (MNDSC)

  Utilities Series - Service Class (MVUSC)

  Value Series - Service Class (MVFSC)

  Variable Insurance Trust II - MFS International Value Portfolio -  Service Class (MVIVSC)

MORGAN STANLEY

  Core Plus Fixed Income Portfolio - Class I (MSVFI)

  Core Plus Fixed Income Portfolio - Class II (MSVF2)

  Emerging Markets Debt Portfolio - Class I (MSEM)

  Emerging Markets Debt Portfolio - Class II (MSEMB)

  Global Real Estate Portfolio - Class II (VKVGR2)

  U.S. Real Estate Portfolio - Class I (MSVRE)*

  U.S. Real Estate Portfolio - Class II (MSVREB)*

NATIONWIDE FUNDS GROUP

  American Funds NVIT Managed Asset Allocation Fund Class II (NAMAA2)

  American Funds NVIT Managed Growth-Income Fund Class II (NAMGI2)

  American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

  American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)

  American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

  American Funds NVIT Bond Fund - Class II (GVABD2)

  American Funds NVIT Global Growth Fund - Class II (GVAGG2)

  American Funds NVIT Growth Fund - Class II (GVAGR2)

  American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

  Federated NVIT High Income Bond Fund - Class I (HIBF)

  NVIT Emerging Markets Fund - Class I (GEM)

  NVIT Emerging Markets Fund - Class II (GEM2)

  NVIT International Equity Fund - Class I (GIG)

  Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)

  Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

  Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)

  Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)

  Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)

  NVIT Cardinal Aggressive Fund - Class II (NVCRA2)

  NVIT Cardinal Balanced Fund - Class II (NVCRB2)

  NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)

  NVIT Cardinal Conservative Fund - Class II (NVCCN2)

  NVIT Cardinal Moderate Fund - Class II (NVCMD2)

  NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)

  NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)

  NVIT Core Bond Fund - Class I (NVCBD1)

  NVIT Core Bond Fund - Class II (NVCBD2)

  NVIT Core Plus Bond Fund - Class II (NVLCP2)

  NVIT Nationwide Fund - Class I (TRF)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

  NVIT Nationwide Fund - Class II (TRF2)

  NVIT Government Bond Fund - Class I (GBF)

  American Century NVIT Growth Fund - Class I (CAF)

  American Century NVIT Growth Fund -Class II (CAF2)

  NVIT International Index Fund - Class II (GVIX2)

  NVIT International Index Fund - Class VIII (GVIX8)

  NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

  NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

  NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

  NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

  NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

  NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

  NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

  NVIT Mid Cap Index Fund - Class I (MCIF)

  NVIT Money Market Fund - Class I (SAM)

  NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)

  NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)

  NVIT Multi-Manager International Value Fund - Class I (GVDIVI)

  NVIT Multi-Manager International Value Fund - Class II (GVDIV2)

  NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

  NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)

  NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

  NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)

  NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

  NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)

  NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)

  NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

  NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

  NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)

  NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

  NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)

  NVIT Multi-Manager Small Company Fund - Class I (SCF)

  NVIT Multi-Manager Small Company Fund - Class II (SCF2)

  NVIT Multi-Sector Bond Fund - Class I (MSBF)

  NVIT Short Term Bond Fund - Class II (NVSTB2)

  NVIT Large Cap Growth Fund - Class I (NVOLG1)

  NVIT Large Cap Growth Fund - Class II (NVOLG2)

  Templeton NVIT International Value Fund - Class III (NVTIV3)

  Invesco NVIT Comstock Value Fund - Class I (EIF)

  Invesco NVIT Comstock Value Fund - Class II (EIF2)

  NVIT Real Estate Fund - Class I (NVRE1)

  NVIT Real Estate Fund - Class II (NVRE2)

  Loring Ward NVIT Moderate Fund - Class II (NVLM2)

  Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)

  NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)

  NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)

  NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)

  NVIT Investor Destinations Managed Growth & Income Fund: Class II  (IDPGI2)

  NVIT Small Cap Index Fund Class II (NVSIX2)

  NVIT S&P 500 Index Fund Class II (GVEX2)

NORTHERN LIGHTS

  TOPS Managed Risk Balanced ETF Portfolio - Class 4 (NOTB4)

  TOPS Managed Risk Growth ETF Portfolio - Class 4 (NOTG4)

  TOPS Managed Risk Moderate Growth ETF Portfolio - Class 4 (NOTMG4)

PIMCO FUNDS

  Foreign Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)

  Real Return Portfolio - Advisor Class (PMVRA)

PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC

  VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)

  VPS Growth and Income Portfolio - Class B (ALVGIB)

  VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)

  VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

  VP Balanced Fund - Class I (ACVB)

  VP Capital Appreciation Fund - Class I (ACVCA)*

  VP Income & Growth Fund - Class I (ACVIG)

  VP Income & Growth Fund - Class II (ACVIG2)

  VP Inflation Protection Fund - Class II (ACVIP2)

  VP International Fund - Class I (ACVI)*

  VP International Fund - Class II (ACVI2)*

  VP International Fund - Class III (ACVI3)*

  VP International Fund - Class IV (ACVI4)*

  VP Mid Cap Value Fund - Class I (ACVMV1)

  VP Mid Cap Value Fund - Class II (ACVMV2)

  VP Ultra(R) Fund - Class I (ACVU1)*

  VP Ultra(R) Fund - Class II (ACVU2)*

PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS

  Mid Cap Stock Portfolio- Service Shares (DVMCSS)

  Small Cap Stock Index Portfolio - Service Shares (DVSCS)

PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND

  Appreciation Portfolio - Initial Shares (DCAP)

  Appreciation Portfolio - Service Shares (DCAPS)

  Opportunistic Small Cap Portfolio: Service Shares (DVDLS)

  Growth and Income Portfolio - Initial Shares (DGI)

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

  Managed Tail Risk Fund II: Service Shares (FCA2S)

  Quality Bond Fund II - Primary Shares (FQB)

  Quality Bond Fund II - Service Shares (FQBS)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

  Equity-Income Portfolio - Initial Class (FEIP)

  VIP Value Strategies Portfolio - Service Class 2 (FVSS2)

  High Income Portfolio - Initial Class (FHIP)

  VIP Asset Manager Portfolio - Initial Class (FAMP)

  VIP Energy Portfolio - Service Class 2 (FNRS2)

  VIP Equity-Income Portfolio - Service Class 2 (FEI2)

  VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)

  VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)

  VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)

  VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)

  VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)

  VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)

  VIP Growth Portfolio - Initial Class (FGP)

  VIP Growth Portfolio - Service Class 2 (FG2)

  VIP High Income Portfolio - Initial Class R (FHIPR)

  VIP Investment Grade Bond Portfolio - Service Class (FIGBS)

  VIP Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)

  VIP Mid Cap Portfolio - Service Class (FMCS)

  VIP Mid Cap Portfolio - Service Class 2 (FMC2)

  VIP Overseas Portfolio - Initial Class (FOP)

  VIP Overseas Portfolio - Initial Class R (FOPR)

  VIP Overseas Portfolio - Service Class 2 (FO2)

  VIP Overseas Portfolio - Service Class 2 R (FO2R)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

  VIP Value Strategies Portfolio - Service Class (FVSS)

PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRU

  Franklin Income Securities Fund - Class 2 (FTVIS2)

  Rising Dividends Securities Fund - Class 2 (FTVRD2)

  Small Cap Value Securities Fund - Class 2 (FTVSV2)

  Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)

  Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)

  Templeton Foreign Securities Fund - Class 2 (TIF2)

  Templeton Global Bond Securities Fund - Class 2 (FTVGI2)

  VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

  Franklin Strategic Income Securities Fund: Class 2 (FTVSI2)

  Franklin High Income Securities Fund: Class 2 (FTVHI2)

PORTFOLIOS OF THE GOLDMAN SACHS VARIABLE INSURANCE TRUST

  Structured Small Cap Equity Fund: Service Shares (GVSSCS)

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

  Short Duration Bond Portfolio - I Class Shares (AMTB)

  Growth Portfolio - I Class Shares (AMTG)*

  Guardian Portfolio - I Class Shares (AMGP)*

  International Portfolio - S Class Shares (AMINS)

  Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)*

  Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)*

  Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S  (AMRS)*

  Small-Cap Growth Portfolio - S Class Shares (AMFAS)

  Socially Responsive Portfolio - I Class Shares (AMSRS)

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

  International Growth Fund/VA- Service Shares (OVIGS)

  Capital Income Fund/VA - Non-Service Shares (OVMS)

  Core Bond Fund/VA - Non-Service Shares (OVB)

  Global Securities Fund/VA - Non-Service Shares (OVGS)

  Global Securities Fund/VA - Service Class (OVGSS)

  International Growth Fund/VA - Non-Service Shares (OVIG)

  Main Street Fund(R)/VA - Non-Service Shares (OVGI)

  Main Street Fund(R)/VA - Service Class (OVGIS)

  Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)

  Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)

  Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)

  Global Strategic Income Fund/VA: Non-service Shares (OVSB)

  Global Strategic Income Fund/VA: Service Shares (OVSBS)

PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST

  All Asset Portfolio - Advisor Class (PMVAAD)

  Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)

  Low Duration Portfolio - Advisor Class (PMVLAD)

  Total Return Portfolio - Advisor Class (PMVTRD)

  CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)

  Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor  Class (PMVEBD)

  Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)

PORTFOLIOS OF THE PUTNAM VARIABLE TRUST

  VT Growth & Income Fund: Class IB (PVGIB)

  VT International Equity Fund: Class IB (PVTIGB)

  VT Voyager Fund: Class IB (PVTVB)

  PORTFOLIOS OF THE INVESCO INVESTMENTS TRUST

  VI American Franchise Fund - Series II Shares (ACEG2)

  Van Kampen V.I. Value Opportunities Fund: Series II Shares (AVBV2)*

PORTFOLIOS OF THE VICTORY VARIABLE INSURANCE FUNDS

  Diversified Stock Fund Class A Shares (VYDS)

ROYCE CAPITAL FUNDS

  Small-Cap Portfolio - Investment Class (ROCSC)

GUGGENHEIM INVESTMENTS

  Variable Fund - Multi-Hedge Strategies (RVARS)

T. ROWE PRICE

  Health Sciences Portfolio - II (TRHS2)

  Limited-Term Bond Portfolio - II (TRLT2)*

  VAN ECK ASSOCIATES CORPORATION

  VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)

  VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class  (VWBF)

  VIP Trust Emerging Markets Fund - Initial Class (VWEM)

  VIP Trust Global Hard Assets Fund - Initial Class (VWHA)

WADDELL & REED, INC.

  Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility  (WRPMAV)

  Ivy Funds VIP - Pathfinder Moderately Conservative - Managed Volatility  (WRPMCV)

  Ivy Funds VIP - Pathfinder Moderate - Managed Volatility (WRPMMV)

  Variable Insurance Portfolios - Asset Strategy (WRASP)

  Variable Insurance Portfolios - High Income (WRHIP)

  Variable Insurance Portfolios - Mid Cap Growth (WRMCG)

  Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)

  Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)

  Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)

  Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)

  Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)

WELLS FARGO FUNDS

  Advantage VT Index Asset Allocation Fund - Class 2 (WFVAA)*

  Advantage VT Discovery Fund (SVDF)*

  Advantage VT Opportunity Fund - Class 2 (SVOF)*

  Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)

  Advantage VT Small Cap Value Fund - Class 2 (WFVSMV)

  Advantage VT Total Return Bond Fund - Class 2 (WFVTRB)

  Advantage - VT Omega Growth Fund - Class 2 (WFVOG2)

*At December 31, 2014, contract owners were not invested in the fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2014 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

On January 1, 2014, the Company adopted Accounting Standards Update (ASU) 2013-08, which amends existing guidance in ASC 946, Financial Services – Investment Companies. The amended guidance modifies the definition of investment companies and requires new disclosures around the status of investment companies. In addition, the guidance requires an investment company to measure its noncontrolling interests in another investment company at fair value rather than the equity method of accounting. The adoption of this guidance resulted in increased disclosures only and had no impact on the Account’s financial statements.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge. For BOA IV contracts issued prior to December 15, 1988, the contingent deferred sales charge will be equal to 5% of the lesser of purchase payments made within eight years of the withdrawal date or the amount redeemed. For Destination All American Gold 2.0, Destination All American Gold NY 2.0, Destination B 2.0, Destination B NY 2.0, Destination Navigator 2.0, Destination Navigator NY 2.0, America’s Vision, America’s Future II, All American Gold, Future Venue, Choice Venue II and for BOA IV contracts issued on or after December 15, 1988, the contingent deferred sales charge will not exceed 7% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 7 years this charge is 0%. For Destination EV 2.0, Destination EV NY 2.0, Achiever contracts, this charge will not exceed 8% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 8 years this charge is 0%. For Destination L 2.0, Destination L NY 2.0, Elite Venue and Nationwide Destination L contracts, the contingent deferred sales charge will not exceed 7% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 4 years this charge is 0%. No contingent deferred sales charge is deducted on NEBA, Nationwide Destination C (formerly Exclusive Venue), Income Architect or Schwab contracts. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

The Company may deduct a contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by redeeming units. The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value. The Option tables on the following few pages illustrate the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract owners. The options and related charges are described in more detail in the applicable product prospectus.

Nationwide Variable Account - II Options	BOA IV	BOA Vision	Schwab Income Choice
Variable Account Charges - Recurring	1.30%	1.40%	0.65%
Death Benefit Options - Allows enhanced provisions in place of the standard death benefit.
One-Year Enhanced	-	-	0.20%
Combination Enhanced	-	-	-
Return of Premium			0.10%
Beneficiary Protector II Option	-	-	-
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Joint Option for the Nationwide Lifetime Income Rider Option	-	-	0.30%(2)
Capital Preservation and Income Options:
Capital Preservation Plus Option	-	-	-
Nationwide Lifetime Income Rider
5% Nationwide Lifetime Income Rider (New York)	-	-	-
7% Nationwide Lifetime Income Rider	-	-	1.00%(1)

Maximum Variable Account Charges*	1.30%	1.40%	2.15%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

Nationwide Variable Account - II Options	BOA Future II	All American Gold	All American Gold 2.0	All American Gold NY 2.0	BOA Achiever	Income Architect	Destination Architect 2.0
Variable Account Charges - Recurring	1.15%	1.15%	1.15%	1.15%	1.55%	0.40%	0.40%
CDSC Options:
Four Year CDSC	0.30%(3)	0.50%(3)			0.20%(3)	-	-
No CDSC	0.35%(7)	0.55%(7)			0.25%(7)	-	-
Reduced CDSC Option (“Liquidity Option”) Charge			0.5%(54)	0.5%(54)
Death Benefit Options - Allows enhanced provisions in place of the standard death benefit.
One-Year Enhanced II	0.20%	0.20%(8)	-	-	-	-	-
One-Year Enhanced	0.10%	0.10%	0.20%(47)	0.20%(47)	-	-	0.20%(47)
One-Month Enhanced	-	0.35%(9)	0.35%(9)	-	0.20%	-	-
Combination Enhanced II	-	-	-	-	0.45%	-	-
Combination Enhanced	-	0.40%(10)	0.65%(59)	-	0.30%	-	-
Beneficiary Protector II Option	-	0.35%(11)	0.35%(48)		0.35%	-	-
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Capital Preservation and Income Options:
Capital Preservation Plus Lifetime Income Option	1.00%(17)	1.00%(17)	-	-	1.00%(17)	-	-
Capital Preservation Plus Option	0.50%(19)	0.50%(19)	-	-	0.50%	-	-
Nationwide Lifetime Income Rider
5% Nationwide Lifetime Income Rider (New York)	1.00%(18)	1.00%(18)(19)	-	-	1.00%(18)	-	-
7% Nationwide Lifetime Income Rider (New York)	-	1.00%		1.50%(49)(51)(53)(60)	-	-	-
7% Nationwide Lifetime Income Rider (Non-New York)	1.00%(1)	1.00%	1.50%(49)(51)(53)(60)	-	1.00%(1)	-	-
10% Nationwide Lifetime Income Rider	1.20%(20)	1.20%	-	-	1.20%(20)	-	-
Nationwide Lifetime Income Capture Charge			1.5%(62)	1.5%(62)
Nationwide Lifetime Income Track Charge			1.5%(61)	1.5%(61)			1.5%(61)
Joint Option for the Nationwide Lifetime Income Rider Option
5% Joint Option for the Nationwide Lifetime Income Rider (New York)	0.15%	0.15%(19)	-	-	0.15%	-	-
7% Joint Option for the Nationwide Lifetime Income Rider (New York)	-	0.30%(32)	-	0.40%(50)(51)(53)	-	-	-
7% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	0.15%	0.30%(32)	0.40%(50)(51)(53)	-	0.15%	-	-
10% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	0.30%(21)	0.30%(33)	-	-	0.30%(21)	-	-
Guaranteed Lifetime Withdrawal Fee	-	-	-	-	-	0.60%	-
Joint Option for the Nationwide Lifetime Income Capture Charge			0.40%(63)	0.4%(63)
Joint Option for the Nationwide Lifetime Income Track Charge	-	-	0.40%(64)	0.4%(64)	-		0.4%(2)
Spousal Continuation Option Fee						0.10%
Extra Value Options (EV):

Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options in exchange for application of Extra Value Credit of purchase payments made during the first 12 months contract is in force.

3% Extra Value Credit Option	0.30%(5)	0.45%(5)	-	-	0.10%(13)	-	-
4% Extra Value Credit Option	0.40%(6)	-	-	-	0.25%(14)	-	-
5% Extra Value Credit Option (New York)	-	0.70%(12)	-	-	0.55%(16)	-	-
5% Extra Value Credit Option (Non-New York)	-	-	-	-	0.45%(15)	-	-

Maximum Variable Account Charges*	3.55%(58)	4.60%(46)	4.55%(52)	3.75%(52)	4.50%(22)	1.10%	2.50%

Nationwide Variable Account - II Options	BOA Future Venue	Destination C	Destination L	Destination L 2.0	Destination L NY 2.0	BOA Elite Venue	BOA Choice Venue II
Variable Account Charges - Recurring ..	1.10%	1.60%	1.75%	1.75%	1.75%	1.75%	1.50%
Death Benefit Options - Allows enhanced provisions in place of the standard death benefit.
One-Year Enhanced II	0.15%(8)	-	-	-	-	-	-
One-Year Enhanced	0.10%(65)	-	0.20%	0.20%	0.20%	-	-
One-Month Enhanced II	0.35%(24)	0.20%(24)	-	-	-	0.20%(24)	0.20%(24)
One-Month Enhanced	0.30%(66)	0.20%(68)	0.35%	0.35%	-	0.20%(68)	0.20%
Combination Enhanced III		0.65%(70)(71)		0.65%(70)
Combination Enhanced II	0.45%(25)	0.65%(69)	-	-	-	0.35%(25)	0.35%(25)
Combination Enhanced	0.40%(10)(67)	0.30%(10)(42)	0.65%	0.65%(72)	-	0.30%(10)(73)	0.30%(10)
Return of Premium
Spousal Protection Annuity Option - Allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse
Spousal Protection Annuity Option II	0.20%	-	-	-	-	-	-
Spousal Protection Annuity Option	0.10%	0.20%(29)	-	-	-	0.20%(34)	0.20%(34)
Beneficiary Protector II Option	0.35%(11)	0.35%(11)	0.35%(31)	0.35%(31)	-	0.35%(11)	0.35%(11)
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Capital Preservation and Income Options:
Capital Preservation Plus Lifetime Income Option	1.00%(17)	-	-	-	-	1.00%(17)	1.00%(17)
Capital Preservation Plus Option	0.50%	0.50%(30)	-	-	-	0.50%	0.50%(19)
Nationwide Lifetime Income Rider
5% Nationwide Lifetime Income Rider (New York)	1.00%(18)	-	1.00%(18)(42)	-	-	1.00%(18)	1.00%(18)
7% Nationwide Lifetime Income Rider (New York)			1.00%		1.50%(49)(51)(53)(60)
7% Nationwide Lifetime Income Rider (Non-New York)	1.00%(1)	-	1.00%	1.50%(49)(51)(53)(60)	-	1.00%(1)	1.00%(1)
10% Nationwide Lifetime Income Rider	1.20%(20)	-	1.20%	-	-	1.20%(20)	1.20%(20)
Nationwide Lifetime Income Capture Option				1.50%(62)	1.50%(62)
Nationwide Lifetime Income Track Option				1.50%(61)	1.50%(61)
Joint Option for the Nationwide Lifetime Income Rider Option
5% Joint Option for the Nationwide Lifetime Income Rider (New York)	0.15%	-	0.15%(42)	-	-	0.15%	0.15%
5% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)			0.15%(42)
7% Joint Option for the Nationwide Lifetime Income Rider (New York)	-	-	0.30%(32)	-	0.40%(50)(51)(53)
7% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	0.15%	-	0.30%(32)	0.40%(50)(51)(53)	-	0.15%	0.15%
10% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	0.30%(21)	-	0.30%(33)	-	-	0.30%(21)	0.30%(21)
Joint Option for the Nationwide Lifetime income Capture Option				0.4%(63)	0.40%(63)
Joint Option for the Nationwide Lifetime Income Track Option				0.4%(64)	0.40%(64)
Extra Value Options (EV):

Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options in exchange for application of Extra Value Credit of purchase payments made during the first 12 months contract is in force.

3% Extra Value Credit Option	0.45%(26)	-	-	-	-	-	-

Maximum Variable Account Charges*	4.05%(28)	3.30%	4.05%(28)	4.65%(52)	3.85%(52)	4.15%(23)	3.90%(27)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

Nationwide Variable Account - II Options	Destination B	Destination B 2.0	Destination B NY 2.0	Destinnation EV	Destinnation EV 2.0	Destinnation EV NY 2.0
Variable Account Charges - Recurring	1.30%	1.30%	1.30%	1.85%(39)	1.85%(39)	1.85%(39)
Death Benefit Options - Allows enhanced provisions in place of the standard death benefit.
One-Year Enhanced II	-	-	-	-	-	-
One-Year Enhanced	0.20%	0.20%	0.20%	0.20%	0.20%(47)	0.20%
One-Month Enhanced II	-	-	-	-	-	-
One-Month Enhanced	0.35%	0.35%	-	0.35%	0.35%(9)	-
Combination Enhanced III		0.65%(70)(71)			0.65%(70)(71)
Combination Enhanced II	-	-	-	-	-	-
Combination Enhanced	0.45%	0.65%(72)	-	0.45%	0.65%(72)	-
Return of Premium	-	-	-	-	-	-
Beneficiary Protector II Option	0.35%(35)	0.35%(35)	-	0.35%(35)	0.35%(35)	-
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Nationwide Lifetime Income Rider
5% Nationwide Lifetime Income Rider (New York)	1.00%(18)(42)	-	-	-	-	-
5% Nationwide Lifetime Income Rider (Non-New York)	1.00%(18)(42)	-	-	-	-	-
7% Nationwide Lifetime Income Rider (New York)	1.00%		1.50%(49)(51)(53)(60)	1.00%		1.50%(49)(51)(53)
7% Nationwide Lifetime Income Rider (Non-New York)	1.00%	1.50%(49)(51)(53)(60)	-	-	1.50%(49)(51)(53)	-
10% Nationwide Lifetime Income Rider (New York)	1..20%	-	-	-	-	-
10% Nationwide Lifetime Income Rider (Non-New York)	1.20%	-	-	1.20%	-	-
Nationwide Lifetime Income Capture Option		1.50%(62)	1.50%(62)		1.50%(62)	1.50%(62)
Nationwide Lifetime Income Track Option		1.5%(61)	1.50%(61)		1.50%(61)	1.50%(61)
Joint Option for the Nationwide Lifetime Income Rider Option
5% Joint Option for the Nationwide Lifetime Income Rider (New York)	0.15%(42)	-	-	-	-	-
5% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	0.15%(42)	-	-	-	-	-
7% Joint Option for the Nationwide Lifetime Income Rider (New York)	0.30%(36)		0.40%(50)(51)(53)	0.30%(36)		0.40%(50)(51)(53)(60)
7% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	0.30%(36)	0.40%(50)(51)(53)	-	-	0.40%(50)(51)(53)(60)	-
10% Joint Option for the Nationwide Lifetime Income Rider (New York)	-	-	-	-	-	-
10% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	0.30%(37)	-	-	0.30%(37)	-	-
Joint Option for the Nationwide Lifetime Income Capture Option		0.40%(63)	0.40%(63)		0.40%(63)	0.40%(63)
Joint Option for the Nationwide Lifetime Income Track Option		0.40%(64)	0.40%(64)		0.40%(64)	0.40%(64)
Reduced CDSC Option (“Liquidity Option”)

Maximum Variable Account Charges*	3.60%(38)	4.20%(52)	3.40%(52)	4.15%(23)	4.75%(52)	3.95%(52)

Nationwide Variable Account - II Options	Destination Navigator	Destination Navigator 2.0	Destination Navigator-NY	Destination Navigator-NY 2.0
Variable Account Charges - Recurring	1.30%	1.30%	1.30%	1.30%
Death Benefit Options - Allows enhanced provisions in place of the standard death benefit.
One-Year Enhanced II	-	-	-	-
One-Year Enhanced	0.20%	0.20%	0.20%	0.20%
One-Month Enhanced II	-	-	-	-
One-Month Enhanced	0.35%	0.35%	-	-
Combination Enhanced III		0.65%(70)(71)
Combination Enhanced II	-	-	-	-
Combination Enhanced	0.45%	0.65%(72)	-	-
Return of Premium	-	-	-	-
Beneficiary Protector II Option	0.35%(35)	0.35%(35)	-	-
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Nationwide Lifetime Income Rider
5% Nationwide Lifetime Income Rider (New York)	-	-	1.00%(40)	1.00%(51)(53)(55)
5% Nationwide Lifetime Income Rider (Non-New York)	1.00%(40)	1.00%(51)(53)(55)	-	-
7% Nationwide Lifetime Income Rider (New York)	-	-	1.00%	1.50%(51)(53)(49)
7% Nationwide Lifetime Income Rider (Non-New York)	-	1.50%(49)(51)(53)	-	-
10% Nationwide Lifetime Income Rider (New York)	-	-	1.20%	-
10% Nationwide Lifetime Income Rider (Non-New York)	1.20%	-	-	-
Nationwide Liftetime Income Capture Option		1.50%(62)		1.50%(62)
Nationwide Lifetime Income Track Option		1.50%(61)		1.50%(61)

Joint Option for the Nationwide Lifetime Income Rider Option

5% Joint Option for the Nationwide Lifetime Income Rider (New York)	-	-	0.15%(45)	0.15%(51)(53)(57)
5% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	0.15%(41)	0.15%(51)(53)(56)	-	-
7% Joint Option for the Nationwide Lifetime Income Rider (New York)	-	-	0.30%(36)	0.40%(50)(51)(53)(60)
7% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	-	0.40%(50)(51)(53)(60)	-	-
10% Joint Option for the Nationwide Lifetime Income Rider (New York)	-	-	-	-
10% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	0.30%(33)	-		-
Joint Option for the Nationwide Lifetime Income Capture Option		0.40%(63)		0.40%(63)
Joint Option for the Nationwide Lifetime Income Track Option		0.40%(64)		0.40%(64)
Reduced CDSC Option (“Liquidity Option”)	0.50%(54)	0.50%(54)	0.50%(54)	0.50%(54)

Maximum Variable Account Charges*	4.10%(44)	4.70%(52)	3.30%(43)	3.90%(52)

(1) Currently, the charge associated with the 7% Nationwide Lifetime Income Rider is equal to 0.95% of the Current Income Benefit Base.

(2) Currently, the charge associated with the Joint Option for the Nationwide Lifetime Income Rider is equal to 0.15% of the Current Income Benefit Base.

(3) Range of L Schedule Option CDSC over time:

Number of Completed Years from Date of Purchase Payment	0	1	2	3	4
CDSC Percentage	7%	6%	5%	4%	0%

The charge associated with this option will be assessed for the life of the contract

(4) The Contract Maintenance Charge is deducted annually from all contracts containing less than $50,000 on each contract anniversary. This charge is permanently waived for any contract valued at $50,000 or more on any contract anniversary.

(5) Nationwide will discontinue deducting the charge associated with the 3% Extra Value Option 7 years from the date the contract was issued.

(6) Nationwide will discontinue deducting the charge associated with the 4% Extra Value Option 7 years from the date the contract was issued.

(7) Election of the C Schedule Option eliminates the B Schedule CDSC schedule; no CDSC will be assessed upon surrenders from the contract.

(8) The One-Year Enhanced Death Benefit II Option is only available for contracts with annuitants age 80 or younger at the time of application.

(9) The One-Month Enhanced Death Benefit Option is only available for contracts with annuitants age 75 or younger at the time of application.

(10) The Combination Enhanced Death Benefit Option is only available for contracts with annuitants age 80 or younger at the time of application.

(11) The Beneficiary Protector II Option is only available for contracts with annuitants age 75 or younger at the time of application.

(12) Nationwide will discontinue deducting the charge associated with the 5% Extra Value Option 7 years from the date the contract was issued.

(13) Nationwide will discontinue deducting the charge associated with the 3% Extra Value Option 8 years from the date the contract was issued.

(14) Nationwide will discontinue deducting the charge associated with the 4% Extra Value Option 8 years from the date the contract was issued.

(15) Nationwide will discontinue deducting the charge associated with the 5% Extra Value Option 8 years from the date the contract was issued.

(16) Nationwide will discontinue deducting the charge associated with the 5% Extra Value Option (New York) 7 years from the date the contract was issued.

(17) For contracts issued on or after September 15, 2008 or the date of state approval (whichever is later): the current Variable Account charge associated with the Capital Preservation Plus Nationwide Lifetime Income Rider is equal to an annualized rate of 0.75% of the Daily Net Assets of the Variable Account, and the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.75%. For contracts issued before September 15, 2008 or the date of state approval (whichever is later): the current Variable Account charge associated with the Capital Preservation Plus Nationwide Lifetime Income Rider is equal to an annualized rate of 0.60% of the Daily Net Assets of the Variable Account. Additionally, the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.60%.

(18) Currently, the charge associated with the 5% Nationwide Lifetime Income Rider is equal to 0.85% of the Current Income Benefit Base.

(19) No longer available for purchase

(20) Currently, the charge associated with the 10% Nationwide Lifetime Income Rider is equal to 1.00% of the Current Income Benefit Base.

(21) Currently, the charge associated with the 10% Joint Option for the Nationwide Lifetime Income Rider is 0.20% of the Current Income Benefit Base.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

(22) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 4.50% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(23) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 4.15% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(24) The One-Month Enhanced Death Benefit II Option is only available for contracts with Annuitants age 80 or younger at the time of application.

(25) The Combination Enhanced Death Benefit II Option is only available for contracts with Annuitants age 75 or younger at the time of application.

(26) Nationwide will discontinue deducting the charge associated with the 3% Extra Value Option 7 years from the date the contract was issued. Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected the 3% Extra Value Option.

(27) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 3.90 % depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(28) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 4.05% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(29) For contracts that elected the Spousal Protection Annuity Option before state approval of the price increase, the charge for the option is 0.10% of the Daily Net Assets of the Variable Account for the duration of the contract.

(30) Nationwide will discontinue deducting the charges associated with the Capital Preservation Plus Option at the end of the Guaranteed Term Option/Target Term Option that corresponds to the end of the program period elected by the Contract Owner.

(31) In addition to the 0.35% charge assessed to Variable Account allocations, allocations made to the Fixed Account will be assessed a fee of 0.35% by decreasing the interest we credit to amounts allocated to the Fixed Account.

(32) The 7% Joint Option for the Nationwide Lifetime Income Rider is only available for election if the 7% Nationwide Lifetime Income Rider is elected. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there currently is no charge associated with the 7% Joint Option for the Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge for the 7% Joint Option for the Nationwide Lifetime Income Rider is 0.15% of the Current Income Benefit Base.

(33) The 10% Joint Option for the Nationwide Lifetime Income Rider is only available for election if the 10% Nationwide Lifetime Income Rider is elected. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there currently is no charge associated with the 10% Joint Option for the Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge for the 10% Joint Option for the Nationwide Lifetime Income Rider is 0.20% of the Current Income Benefit Base.

(34) For contracts issued before state approval of the price increase, the charge for the Spousal Protection Annuity Option is 0.10% of the Daily Net Assets of the Variable Account.

(35) In addition to the 0.35% charge assessed to Variable Account allocations, allocations made to the Fixed Account will be assessed a fee of 0.35% by decreasing the interest credited to amounts allocated to the Fixed Account.

(36) For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there is currently no charge associated with the 7% Joint Option for the Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge associated with the 7% Joint Option for the Nationwide Lifetime Income Rider is 0.15% of the Current Income Benefit Base.

(37) For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there is currently no charge associated with the 10% Joint Option for the Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge associated with the 10% Joint Option for the Nationwide Lifetime Income Rider is 0.20% of the Current Income Benefit Base.

(38) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 3.60% depending onwhether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(39) Beginning in the 9th Contract Year, the Mortality and Expense Charge will be equal to an annualized rate of 1.30% of the Daily Net Assets of the Variable Account.

(40) Currently, the charge associated with the 5% Nationwide Lifetime Income Rider is equal to 0.75% of the Current Income Benefit Base.

(41) The 5% Joint Option for the Nationwide Lifetime Income Rider is only available for election if the 5% Nationwide Lifetime Income Rider is elected. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there currently is no charge associated with the 5% Joint Option for the Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge for the 5% Joint Option for the Nationwide Lifetime Income Rider is 0.15% of the Current Income Benefit Base.

(42) No longer available.

(43) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 3.30% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(44) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 4.10% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(45) For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there is currently no charge associated with the 5% Joint Option for the Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge associated with the 5% Joint Option for the Nationwide Lifetime Income Rider is 0.15% of the Current Income Benefit Base.

(46) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 4.60% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(47) The One-Year Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application.

(48) The Beneficiary Protector II Option is only available for contracts with Annuitants age 75 or younger at the time of application. In addition to the 0.35% charge assessed to Variable Account allocations, allocations made to the Fixed Account will be assessed a fee of 0.35% by decreasing the interest credited to amounts allocated to the Fixed Account.

(49) Currently, the charge for the 7% Nationwide Lifetime Income Rider is 1.20% of the Current Income Benefit Base.

(50) The 7% Joint Option for the Nationwide Lifetime Income Rider may only be elected if and when the 7% Nationwide Lifetime Income Rider is elected. Currently, there is no charge associated with the 7% Joint Option for the Nationwide Lifetime Income Rider.

(51) This charge is a percentage of the Current Income Benefit Base. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(52) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(53) For information about how the Current Income Benefit Base is calculated, see “Determination of the Income Benefit Base Prior to the First Withdrawal.”

(54) Election of the Liquidity Option replaces the standard 7 year CDSC schedule with the following reduced CDSC schedule:

Range of Liquidity Option CDSC over time:	Number of Completed Years from Date of Contract Issuance	0	1	2	3	4
	CDSC Percentage	7%	7%	6%	5%	0%
	Nationwide will discontinue deducting the charge associated with the Liquidity Option 4 years from the date the contract was issued.

(55) Currently, the charge for the 5% Nationwide Lifetime Income Rider is 0.75% of the Current Income Benefit Base.

(56) The 5% Joint Option for the Nationwide Lifetime Income Rider may only be elected if and when the 5% Nationwide Lifetime Income Rider is elected.

(57) The 5% Joint Option for the Nationwide Lifetime Income Rider may only be elected if and when the 5% Nationwide Lifetime Income Rider is elected. Currently, there is no charge associated with the 5% Joint Option for the Nationwide Lifetime Income Rider.

(58) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 3.55% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.”

(59) The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 70 or younger at the time of application.

(60) For contracts issued on or after January 14, 2013, or the date of state approval (whichever is later), the current price for the Joint Option for the 7% Nationwide Lifetime Income Rider is equal to 0.30% of the Current Income Benefit Base.

(61) Currently, the charge associated with the Nationwide Lifetime Income Track option is equal to 0.80% of the Current Income Benefit Base.

(62) Currently, the charge associated with Nationwide Lifetime Income Capture option is equal to 1.20% of the Current Income Benefit Base.

(63) The Joint Option for the Nationwide Lifetime Income Capture option may only be elected if and when the Nationwide Lifetime Income Capture option is elected. Currently, the charge associated with the Joint Option for the Nationwide Lifetime Income Capture option is equal to 0.30% of the Current Income Benefit Base.

(64) The Joint Option for the Nationwide Lifetime Income Track option may only be elected if and when the Nationwide Lifteime Income Track option is elected. Currently, the charge associated with the Joint Option for the Nationwide Lifetime Income Track option is equal to 0.15% of the Current Income Benefit Base

(65) Available until September 1, 2004 or until state approval is received for the One-Year Enhanced Death Benefit II Option

(66) Available until September 1, 2004 or until state approval is received for the One-Month Enhanced Death Benefit II Option

(67) Available until September 1, 2004 or until state approval is received for the Combination Enhanced Death Benefit II Option

(68) Only available until state approval is received for the One-Month Enhanced Death Benefit II Option

(69) The Combination Enhanced Death Benefit II Option is only available until state approval is received for the Combination Enhanced Death Benefit III Option. For contracts issued on or after January 13, 2014, or the date of state approval (whichever is alter), the charge associated with teh Combination Enhanced Death Benefit II Option is an annualized rate of 0.65% of the Daily Net Assets. For contracts issued before January 13, 2014, or the date of state approval (whichever is later), the charge associated with the Combination Enhanced Death Benefit II Option is an annualized rate of 0.35% of the Daily Net Assets. The Combination Enhanced Death Benefit II Option is only available for contracts with Annuitants age 75 or younger at the time of application.

(70) The Combination Enhanced Death Benefit III Option is only available for contracts with Annuitants age 70 or younger at the time of application.

(71) Available beginning January 12, 2015, or the date of state approval (whichever is later).

(72) The Combination Enhanced Death Benefit Option is only available until state approval is received for the Combination Enhanced Death Benefit III Option. For contracts issued on or after January 13, 2014, or the date of state approval (whichever is later), the charge associated with the Combination Enhanced Death Benefit Option is an annualized rate of 0.65% of the Daily Net Assets. For contracts issued before January 13, 2014, or the date of state approval (whichever is later), the charge associated with the Combination Enhanced Death Benefit Option is an annualized rate of 0.45% of the Daily Net Assets.

(73) Available until state approval is received for the Combination Enhanced Death Benefit II Option.

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

The following table provides variable account charges by asset fee rates for the period ended December 31, 2014.

	Total	ALMCS	ALVDAA	ALVDAB	ACVIP1	AFGF	AFHY	AVPAP2

0.40%	$559,091	$-	$155	$-	$333	$-	$-	$503
0.60%	80,108	-	92	-	91	-	-	-
0.65%	274,968	-	-	-	-	-	-	-
0.75%	810,591	-	-	-	-	-	-	-
0.80%	208,186	-	-	-	-	-	-	-
0.85%	1,073,553	-	-	-	-	-	-	-
0.95%	308,954	1,566	-	-	-	-	-	-
1.05%	293,224	3,895	-	-	-	-	-	-
1.10%	11,837,941	-	-	113	-	-	-	-
1.15%	59,258,619	-	-	1,561	-	-	-	221,584
1.20%	363,991	-	-	-	-	-	-	-
1.25%	4,961,594	-	-	20	-	-	-	-
1.30%	163,935,790	-	-	11,126	-	162,756	15,079	3,640,475
1.35%	14,829,869	-	-	1,598	-	-	-	83,244
1.40%	16,643,146	-	-	300	-	-	-	-
1.45%	5,745,622	-	-	-	-	-	-	-
1.50%	40,482,573	-	-	23,875	-	-	-	977,359
1.55%	40,135,408	-	-	1,226	-	-	-	-
1.60%	10,865,773	-	-	19,705	-	-	-	208,630
1.65%	11,220,525	-	-	1,320	-	-	-	103,662
1.70%	2,919,537	-	-	-	-	-	-	467
1.75%	139,303,743	-	-	54,858	-	-	-	2,781,631
1.80%	9,670,708	-	-	11,699	-	-	-	91,394
1.85%	21,193,221	-	-	4,452	-	-	-	657,537
1.90%	3,441,361	-	-	-	-	-	-	-
1.95%	29,291,085	-	-	19,127	-	-	-	585,586
2.00%	10,757,923	-	-	4,456	-	-	-	30,121
2.05%	6,288,033	-	-	8,160	-	-	-	156,495
2.10%	7,505,428	-	-	5,554	-	-	-	74,000
2.15%	5,912,692	-	-	192	-	-	-	1,067
2.20%	12,785,402	-	-	20,486	-	-	-	424,479
2.25%	1,828,525	-	-	4,283	-	-	-	24,266
2.30%	6,594,626	-	-	7,759	-	-	-	86,717
2.35%	4,776,117	-	-	-	-	-	-	-
2.40%	2,804,231	-	-	10,429	-	-	-	113,389
2.45%	1,297,749	-	-	574	-	-	-	5,398
2.50%	4,135,628	-	-	615	-	-	-	62,748
2.55%	1,358,380	-	-	3,321	-	-	-	768
2.60%	356,533	-	-	273	-	-	-	-
2.65%	556,247	-	-	180	-	-	-	-
2.70%	420,365	-	-	-	-	-	-	-
2.75%	261,378	-	-	-	-	-	-	4,167
2.80%	214,008	-	-	-	-	-	-	-
2.85%	143,246	-	-	-	-	-	-	-
2.90%	59,434	-	-	-	-	-	-	-
2.95%	60,240	-	-	-	-	-	-	-
3.00%	80,518	-	-	-	-	-	-	-
3.05%	28,437	-	-	-	-	-	-	-
3.10%	5,904	-	-	-	-	-	-	-
3.40%	1,764	-	-	-	-	-	-	-

Totals	$657,941,989	$5,461	$247	$217,262	$424	$162,756	$15,079	$10,335,687

	AFGC	MLVGA3	CHSMM	DWVVLS	DWVSVS	DSIF	DSIFS	DSRG

0.40%	$-	$842	$-	$1,031	$161	$-	$562	$-
0.60%	-	548	-	888	893	-	-	-
0.65%	-	9	-	-	-	-	1,384	-
0.75%	-	4,545	12,873	-	-	-	10,529	-
0.80%	-	484	-	-	-	11,660	-	2,779
0.85%	-	927	19,423	-	-	-	27,336	-
0.95%	-	862	24,670	-	-	-	21,212	-
1.05%	-	2,338	27,432	-	-	-	20,086	-
1.10%	-	25,321	-	-	14	-	41,283	-
1.15%	-	119,977	-	-	7,663	-	335,725	-
1.20%	-	679	-	-	-	-	9,671	-
1.25%	-	38,818	-	-	780	-	33,472	-
1.30%	12,066	434,316	-	-	32,746	2,177,813	272,976	470,346
1.35%	-	123,933	3,204	-	8,513	-	81,543	-
1.40%	-	57,758	-	-	1,148	1,015,517	20,339	122,963
1.45%	-	36,882	18	-	605	-	96,829	-
1.50%	-	779,440	-	-	23,435	-	241,151	-
1.55%	-	217,741	48	-	4,294	-	228,957	-
1.60%	-	400,335	-	-	15,341	-	85,534	-
1.65%	-	95,678	-	-	3,322	-	63,548	-
1.70%	-	13,294	-	-	-	-	16,723	-
1.75%	-	1,098,962	-	-	30,615	-	429,671	-
1.80%	-	161,148	-	-	1,860	-	73,227	-
1.85%	-	86,588	-	-	10,374	-	108,161	-
1.90%	-	13,127	-	-	274	-	11,572	-
1.95%	-	478,832	-	-	28,374	-	78,696	-
2.00%	-	56,620	-	-	2,601	-	64,091	-
2.05%	-	64,772	-	-	9,692	-	22,554	-
2.10%	-	103,813	-	-	3,743	-	32,833	-
2.15%	-	41,921	-	-	1,935	-	8,131	-
2.20%	-	235,963	-	-	17,579	-	49,455	-
2.25%	-	13,948	-	-	28	-	6,744	-
2.30%	-	79,659	-	-	9,179	-	30,332	-
2.35%	-	3,273	-	-	44	-	8,296	-
2.40%	-	59,747	-	-	4,174	-	3,517	-
2.45%	-	6,379	-	-	335	-	2,720	-
2.50%	-	5,545	-	-	2,001	-	2,929	-
2.55%	-	8,750	-	-	1,394	-	6,134	-
2.60%	-	3,515	-	-	-	-	-	-
2.65%	-	5,701	-	-	1,518	-	656	-
2.70%	-	-	-	-	-	-	894	-
2.75%	-	894	-	-	17	-	-	-
2.80%	-	-	-	-	-	-	139	-
2.85%	-	329	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$12,066	$4,884,213	$87,668	$1,919	$224,652	$3,204,990	$2,549,612	$596,088

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	ETVFR	FRESS2	GVGMNS	HVIE	HVSIT	IVMCC2	IVKMG2	IVBRA1

0.40%	$1,179	$478	$95	$89	$198	$102	$-	$333
0.60%	374	1,619	1	335	91	-	-	277
0.65%	-	-	-	120	644	40	-	-
0.75%	-	-	-	1,555	617	239	1,256	-
0.80%	-	-	-	-	-	-	455	-
0.85%	-	-	-	2,983	1,538	37	1,762	-
0.95%	-	-	-	-	-	-	890	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	191	4,112	71	4,116	-
1.15%	2,028	-	1,067	11,725	31,306	3,191	34,201	-
1.20%	-	-	-	-	-	-	562	-
1.25%	115	-	-	26	963	63	8,539	-
1.30%	13,096	-	7,047	76,671	153,478	23,440	47,346	-
1.35%	12,979	-	226	5,632	9,876	2,210	13,141	-
1.40%	168	-	200	641	930	186	4,614	-
1.45%	1,692	-	40	1,993	722	98	6,060	-
1.50%	11,103	-	19,297	27,045	53,410	21,767	16,120	-
1.55%	6,615	-	1,043	1,556	15,710	1,667	40,234	-
1.60%	10,922	-	9,878	8,716	17,478	9,984	4,096	-
1.65%	46,124	-	435	4,123	10,841	2,897	5,386	-
1.70%	39	-	3	774	128	33	4,357	-
1.75%	13,280	-	23,732	39,721	82,888	39,494	59,581	-
1.80%	4,464	-	614	1,922	8,647	2,930	7,135	-
1.85%	795	-	6,048	7,985	42,250	9,410	8,374	-
1.90%	157	-	-	49	7,690	-	2,172	-
1.95%	7,088	-	9,029	13,614	34,056	15,028	18,649	-
2.00%	3,560	-	1,268	1,196	11,633	2,066	5,486	-
2.05%	1,948	-	4,086	3,626	14,406	3,382	2,888	-
2.10%	2,075	-	2,011	2,092	6,404	7,257	21,123	-
2.15%	-	-	148	-	1,794	2,821	5,799	-
2.20%	652	-	5,967	13,343	8,963	4,885	4,835	-
2.25%	951	-	679	33	115	298	1,221	-
2.30%	192	-	406	3,201	12,394	11,396	6,776	-
2.35%	-	-	-	210	3,320	470	5,314	-
2.40%	5,175	-	319	1,530	3,145	1,298	75	-
2.45%	360	-	124	-	2,619	988	1,806	-
2.50%	288	-	50	668	778	374	2,442	-
2.55%	-	-	-	1,724	8,469	3,180	1,560	-
2.60%	-	-	-	-	85	-	182	-
2.65%	-	-	-	1,190	1,154	50	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	126	-	-	-	-	17	648	-
2.80%	-	-	-	-	-	-	-	-
2.85%	-	-	170	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$147,545	$2,097	$93,983	$236,279	$552,852	$171,369	$349,201	$610

	JPMMV1	JABS	JAMGS	JACAS	JAGTS	JAIGS	LZREMS	MIGSC

0.40%	$-	$-	$149	$1,676	$487	$-	$830	$-
0.60%	-	-	181	699	367	-	369	-
0.65%	-	-	-	966	-	-	-	-
0.75%	-	-	-	2,977	268	1,468	-	-
0.80%	638	-	-	3,033	536	2,244	-	-
0.85%	-	-	-	7,674	2,309	3,617	-	-
0.95%	-	13,972	-	11,184	266	12,373	-	545
1.05%	-	24,345	-	11,400	413	8,957	-	-
1.10%	-	652	-	23,414	1,420	5,137	20	242
1.15%	-	17,017	-	224,444	21,775	105,764	2,068	18,025
1.20%	-	70	-	268	-	-	-	409
1.25%	-	9,543	-	16,601	1,537	16,168	161	11,496
1.30%	155,761	198	-	469,840	130,138	290,490	7,692	474
1.35%	-	255	-	75,191	12,056	35,718	1,643	2,798
1.40%	53,948	1,508	-	55,775	24,462	62,794	668	1,730
1.45%	-	4,209	-	21,998	5,588	14,974	1,087	3,538
1.50%	-	11,584	-	137,740	53,877	51,818	4,070	10,812
1.55%	-	27,520	-	174,974	14,572	111,417	1,226	20,758
1.60%	-	2,943	-	65,234	36,722	35,736	3,267	2,593
1.65%	-	-	-	38,533	18,246	19,482	666	882
1.70%	-	5,109	-	14,499	619	9,044	29	4,161
1.75%	-	19,760	-	449,795	46,821	102,614	5,537	13,856
1.80%	-	2,456	-	30,021	12,094	25,292	1,066	3,732
1.85%	-	2,133	-	65,834	12,356	14,473	1,396	6,149
1.90%	-	1,208	-	7,403	550	4,722	609	2,767
1.95%	-	257	-	94,544	21,284	28,992	10,189	1,444
2.00%	-	-	-	59,982	2,357	23,819	368	-
2.05%	-	2,636	-	12,528	4,429	19,271	1,119	5,042
2.10%	-	1,121	-	42,265	9,976	7,640	192	1,055
2.15%	-	2,931	-	24,445	2,199	6,054	179	1,072
2.20%	-	1,443	-	48,229	19,794	18,146	5,540	1,133
2.25%	-	-	-	6,065	1,497	1,600	192	-
2.30%	-	-	-	28,804	3,234	4,298	3,289	259
2.35%	-	-	-	15,670	-	765	-	360
2.40%	-	-	-	6,360	2,247	3,990	7,692	-
2.45%	-	-	-	7,106	782	1,765	274	240
2.50%	-	-	-	9,994	120	381	127	20
2.55%	-	-	-	3,714	5,096	1,601	5,429	38
2.60%	-	-	-	915	77	140	-	-
2.65%	-	-	-	2,539	1,324	3,492	20	-
2.70%	-	-	-	1,245	-	-	-	-
2.75%	-	-	-	159	153	93	2,684	-
2.80%	-	-	-	146	-	5,604	560	-
2.85%	-	-	-	-	-	-	6,908	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$210,347	$152,870	$330	$2,275,883	$472,048	$1,061,953	$77,166	$115,630

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	MNDSC	MVUSC	MVFSC	MVIVSC	MSVFI	MSVF2	MSEM	MSEMB

0.40%	$543	$108	$3,842	$3,779	$-	$-	$-	$197
0.60%	-	184	32	239	-	-	-	47
0.65%	-	-	2,026	1,159	-	-	-	-
0.75%	346	-	11,348	6,660	-	-	-	-
0.80%	-	-	872	-	34	-	19	-
0.85%	622	-	18,439	6,997	-	-	-	-
0.95%	-	-	2,323	2,473	-	4,315	-	-
1.05%	-	-	1,538	1,401	-	1,421	-	-
1.10%	163	-	78,618	5,625	-	4,514	-	154
1.15%	15,207	-	639,074	152,444	-	34,246	-	1,382
1.20%	-	-	6,135	-	-	66	-	-
1.25%	782	-	51,858	9,505	-	5,190	-	1,519
1.30%	51,642	-	677,459	539,910	15,652	-	21,493	-
1.35%	9,697	-	172,167	54,457	-	7,829	-	-
1.40%	5,984	-	107,504	29,424	5,182	2,189	11,350	638
1.45%	2,522	-	75,301	26,993	-	10,838	-	587
1.50%	37,572	-	280,789	212,664	-	12,890	-	3,668
1.55%	12,395	-	577,665	93,056	-	40,512	-	1,508
1.60%	19,313	-	123,570	107,313	-	3,166	-	-
1.65%	4,474	-	146,211	43,963	-	6,539	-	-
1.70%	1,287	-	59,639	2,484	-	12,728	-	434
1.75%	72,558	-	1,467,402	497,404	-	54,334	-	621
1.80%	8,909	-	140,322	28,889	-	5,319	-	115
1.85%	8,992	-	151,623	119,649	-	3,131	-	57
1.90%	244	-	38,011	12,465	-	1,886	-	-
1.95%	30,134	-	254,489	116,581	-	6,248	-	-
2.00%	6,130	-	175,624	48,955	-	7,784	-	-
2.05%	10,332	-	51,530	49,070	-	1,827	-	82
2.10%	12,291	-	87,467	27,567	-	2,293	-	-
2.15%	4,250	-	116,700	11,207	-	1,937	-	-
2.20%	11,029	-	103,714	84,249	-	2,155	-	-
2.25%	168	-	22,868	2,994	-	795	-	-
2.30%	7,189	-	56,571	55,139	-	1,820	-	-
2.35%	1,139	-	89,286	6,068	-	2,991	-	-
2.40%	6,346	-	49,486	18,936	-	428	-	-
2.45%	720	-	16,574	8,658	-	146	-	-
2.50%	521	-	10,700	3,649	-	2,304	-	-
2.55%	3,974	-	22,016	31,971	-	72	-	-
2.60%	-	-	12,471	2,117	-	-	-	-
2.65%	1,200	-	4,484	5,715	-	-	-	-
2.70%	-	-	4,725	-	-	-	-	-
2.75%	-	-	1,403	5,315	-	-	-	-
2.80%	-	-	799	2,154	-	-	-	-
2.85%	-	-	231	-	-	-	-	-
2.90%	-	-	927	-	-	-	-	-
2.95%	-	-	619	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	126	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$348,675	$292	$5,916,578	$2,439,298	$20,868	$241,913	$32,862	$11,009

	VKVGR2	MSVRE	MSVREB	NAMAA2	NAMGI2	NVAMV1	NVAMV2	GVAAA2

0.40%	$90	$-	$-	$8	$-	$-	$849	$18,908
0.60%	200	-	-	197	-	-	201	1,745
0.65%	-	-	-	-	-	-	1,359	22,561
0.75%	-	-	-	-	-	-	2,875	44,797
0.80%	-	-	-	-	-	1,850	-	1,114
0.85%	-	-	-	-	-	-	3,794	41,815
0.95%	-	-	-	-	-	-	4,653	727
1.05%	-	-	-	-	-	-	5,518	2,168
1.10%	-	-	-	-	-	-	42,638	2,014,820
1.15%	-	-	25	4,054	396	-	375,980	7,715,498
1.20%	-	-	-	-	-	-	571	13,000
1.25%	-	-	-	15	-	-	50,482	591,754
1.30%	-	108	-	246,557	30,669	549,899	221,080	18,463,809
1.35%	-	-	1	41	-	-	136,595	1,770,562
1.40%	-	325	-	-	-	189,457	23,808	338,973
1.45%	-	-	-	-	-	-	64,998	594,250
1.50%	-	-	28	69,111	6,314	-	128,053	4,942,950
1.55%	-	-	-	27	-	-	343,426	4,730,212
1.60%	-	-	-	12,440	191	-	44,999	666,756
1.65%	-	-	-	4,744	2,503	-	63,858	1,416,594
1.70%	-	-	-	-	-	-	37,453	300,409
1.75%	369	-	-	102,166	9,097	-	526,128	18,415,101
1.80%	-	-	-	2,303	85	-	50,808	892,560
1.85%	-	-	-	32,664	3,497	-	89,573	2,748,599
1.90%	-	-	-	-	-	-	25,836	249,289
1.95%	1,283	-	-	71,884	7,408	-	84,466	3,708,455
2.00%	-	-	-	322	241	-	34,541	1,368,976
2.05%	-	-	-	1,752	874	-	21,224	679,877
2.10%	522	-	-	5,215	1,349	-	36,570	893,141
2.15%	-	-	-	-	-	-	27,485	324,176
2.20%	54	-	-	2,204	-	-	47,836	1,577,594
2.25%	-	-	-	-	95	-	6,035	137,946
2.30%	-	-	-	2,110	503	-	41,822	683,432
2.35%	-	-	-	-	-	-	21,972	324,766
2.40%	-	-	-	19,740	5,275	-	8,574	231,252
2.45%	-	-	-	899	-	-	8,301	170,489
2.50%	-	-	-	2,905	261	-	12,780	503,368
2.55%	243	-	-	-	-	-	18,536	168,329
2.60%	-	-	-	-	-	-	1,835	32,121
2.65%	-	-	-	-	-	-	2,307	65,092
2.70%	-	-	-	-	-	-	1,279	24,073
2.75%	-	-	-	41	274	-	3,640	17,093
2.80%	-	-	-	-	-	-	2,655	37,828
2.85%	-	-	-	27	-	-	86	17,809
2.90%	-	-	-	-	-	-	-	6,092
2.95%	-	-	-	-	-	-	80	706
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	861
3.40%	-	-	-	-	-	-	-	-

	$2,761	$433	$54	$581,426	$69,032	$741,206	$2,627,559	$76,972,447

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	GVABD2	GVAGG2	GVAGR2	GVAGI2	HIBF	GEM	GEM2	GIG

0.40%	$1,147	$3,102	$2,489	$2,339	$67	$302	$-	$266
0.60%	896	1,410	2,970	4,247	44	90	-	294
0.65%	5,303	787	376	6,307	-	-	-	-
0.75%	9,781	3,212	2,638	13,591	285	-	761	-
0.80%	465	1,148	2,148	445	1,582	728	-	770
0.85%	7,259	5,528	9,463	10,417	1,555	-	1,556	-
0.95%	4,967	1,523	2,177	2,544	3,634	-	765	-
1.05%	1,635	1,411	3,005	534	1,059	-	796	-
1.10%	444,106	33,479	68,054	439,931	2,903	-	1,943	-
1.15%	2,415,305	266,046	433,185	2,528,910	100,721	-	70,788	-
1.20%	6,529	999	1,416	6,049	730	-	625	-
1.25%	111,846	29,832	38,633	114,215	17,977	-	8,910	-
1.30%	6,986,742	593,455	812,601	7,485,911	99,107	105,990	34,233	139,782
1.35%	510,754	110,870	156,718	566,991	27,109	-	21,808	-
1.40%	61,026	37,192	66,886	47,280	28,440	21,910	3,308	79,931
1.45%	211,282	33,220	60,961	206,632	24,060	-	15,257	-
1.50%	1,555,945	276,162	491,451	1,904,582	85,226	-	72,597	-
1.55%	1,473,406	221,532	395,385	1,553,990	97,993	-	57,108	-
1.60%	90,255	165,665	264,848	307,625	55,009	-	58,623	-
1.65%	419,548	58,021	104,029	468,835	20,091	-	19,390	-
1.70%	104,565	16,801	36,535	97,815	7,732	-	3,563	-
1.75%	5,474,783	666,326	1,063,744	6,046,669	107,017	-	96,471	-
1.80%	287,961	71,055	122,193	324,817	42,127	-	18,751	-
1.85%	1,261,494	90,647	147,189	1,389,034	51,175	-	17,464	-
1.90%	147,793	13,552	26,268	152,280	2,831	-	1,810	-
1.95%	1,006,542	203,698	371,474	1,226,672	26,702	-	44,911	-
2.00%	379,874	48,701	104,498	436,084	12,120	-	8,751	-
2.05%	365,742	30,569	86,412	414,139	9,014	-	27,716	-
2.10%	256,704	54,766	61,428	301,064	6,522	-	30,461	-
2.15%	181,073	18,779	31,479	197,488	3,275	-	4,364	-
2.20%	397,119	74,121	129,186	498,188	31,566	-	45,063	-
2.25%	69,883	6,964	11,954	78,309	1,344	-	2,150	-
2.30%	327,528	35,292	49,203	381,271	14,013	-	9,516	-
2.35%	273,707	9,563	24,418	284,140	836	-	1,110	-
2.40%	106,132	17,149	29,635	139,286	1,191	-	4,557	-
2.45%	59,817	4,929	10,048	75,500	1,451	-	2,572	-
2.50%	354,865	11,973	17,725	378,018	287	-	1,674	-
2.55%	32,566	7,158	10,874	41,747	1,278	-	6,045	-
2.60%	28,430	885	2,342	31,155	-	-	2,251	-
2.65%	53,597	1,807	11,829	59,472	344	-	5,751	-
2.70%	22,099	254	1,654	20,879	-	-	-	-
2.75%	9,548	357	974	9,434	28	-	74	-
2.80%	6,740	541	1,207	17,644	-	-	5,395	-
2.85%	16,283	195	171	17,332	-	-	-	-
2.90%	4,750	-	-	5,036	-	-	-	-
2.95%	699	40	29	738	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	851	-	-	901	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$25,549,342	$3,230,716	$5,271,902	$28,296,487	$888,445	$129,020	$708,888	$221,043

	NVIE6	NVNMO1	NVNMO2	NVNSR1	NVNSR2	NVCRA2	NVCRB2	NVCCA2

0.40%	$151	$-	$260	$-	$623	$-	$1,405	$11,584
0.60%	-	-	-	-	263	-	-	1,248
0.65%	30	-	37	-	1,765	-	8,084	35,014
0.75%	554	-	989	-	6,143	814	23,355	36,108
0.80%	-	3,836	-	221	-	295	35	17
0.85%	2,051	-	902	-	9,805	880	55,826	100,093
0.95%	517	-	108	-	-	-	-	-
1.05%	296	-	33	-	379	-	-	-
1.10%	8,511	-	7,965	-	39,070	1,875	1,117,991	1,180,597
1.15%	53,538	-	38,840	-	329,863	65,718	2,180,503	4,481,154
1.20%	-	-	177	-	4,524	-	26,929	11,811
1.25%	3,091	-	10,342	-	18,376	5,100	230,781	332,749
1.30%	58,421	742,030	87,025	34,183	103,090	62,396	9,693,052	9,560,849
1.35%	16,395	-	12,588	-	65,596	12,245	462,134	1,175,965
1.40%	1,662	385,444	1,269	5,315	38,294	4,052	54,047	20,847
1.45%	8,808	-	1,681	-	31,417	2,332	180,746	276,964
1.50%	39,991	-	38,074	-	74,527	73,659	2,308,250	2,829,119
1.55%	41,710	-	42,566	-	320,896	52,882	1,185,982	2,133,897
1.60%	15,320	-	16,654	-	28,052	47,412	224,881	116,529
1.65%	9,153	-	8,908	-	74,442	8,973	437,674	552,239
1.70%	2,765	-	1,602	-	31,101	1,231	49,994	173,495
1.75%	114,950	-	95,429	-	689,294	217,227	6,837,162	13,090,339
1.80%	9,165	-	15,523	-	63,404	38,082	261,158	378,073
1.85%	14,185	-	15,396	-	55,678	5,279	1,200,637	1,265,630
1.90%	4,011	-	3,328	-	8,428	1,290	131,684	406,709
1.95%	37,101	-	34,532	-	92,184	69,330	1,176,665	2,903,486
2.00%	12,356	-	10,637	-	105,622	19,665	399,935	599,553
2.05%	11,806	-	6,623	-	34,863	11,655	226,878	349,398
2.10%	8,916	-	5,304	-	55,170	28,120	261,339	614,620
2.15%	2,035	-	6,011	-	75,550	6,074	160,682	426,545
2.20%	12,752	-	19,271	-	49,873	37,382	487,189	833,902
2.25%	1,335	-	401	-	13,199	4,449	43,973	33,255
2.30%	21,461	-	9,799	-	21,531	18,434	303,869	544,336
2.35%	2,879	-	5,548	-	67,697	1,767	199,789	277,576
2.40%	3,329	-	395	-	25,066	5,042	71,158	122,927
2.45%	4,531	-	1,691	-	9,785	1,206	38,482	118,384
2.50%	801	-	241	-	3,761	27,280	469,693	190,556
2.55%	1,017	-	1,992	-	12,757	4,513	24,180	96,976
2.60%	-	-	-	-	2,903	-	9,835	1,452
2.65%	3,186	-	1,313	-	6,740	1,225	16,531	14,426
2.70%	-	-	-	-	3,993	33,098	127,167	7,900
2.75%	622	-	-	-	1,141	3,648	2,064	12,203
2.80%	-	-	739	-	5,077	-	-	-
2.85%	-	-	-	-	222	-	14,177	-
2.90%	-	-	-	-	816	-	-	-
2.95%	-	-	-	-	594	-	2,395	4,877
3.00%	-	-	-	-	-	-	160	1,523
3.05%	-	-	-	-	126	-	760	-
3.10%	-	-	-	-	-	-	1,005	-
3.40%	-	-	-	-	-	-	-	-

	$529,402	$1,131,310	$504,193	$39,719	$2,583,700	$874,630	$30,710,236	$45,324,925

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	NVCCN2	NVCMD2	NVCMA2	NVCMC2	NVCBD1	NVCBD2	NVLCP2	TRF

0.40%	$-	$10,714	$-	$2,336	$-	$149	$878	$-
0.60%	-	242	-	59	-	-	225	-
0.65%	4,249	13,423	-	3,102	-	1,532	800	-
0.75%	16,352	62,295	18,608	19,285	-	6,252	1,497	-
0.80%	-	318	73	-	63	-	313	25,444
0.85%	8,859	66,984	6,290	29,253	-	10,082	975	-
0.95%	-	-	-	-	-	311	97	-
1.05%	-	-	-	-	-	1,577	96	-
1.10%	344,102	1,542,377	129,776	439,279	-	39,775	11,556	-
1.15%	887,709	3,979,767	982,039	1,156,759	-	196,813	69,153	-
1.20%	11,748	36,470	-	3,819	-	3,412	-	-
1.25%	108,472	305,011	46,975	100,083	-	15,402	9,302	-
1.30%	2,631,730	10,513,055	190,630	3,216,052	25,101	78,916	198,696	1,314,400
1.35%	188,661	1,140,829	258,447	274,544	-	43,356	21,918	-
1.40%	54,211	111,951	46,965	53,864	11,667	26,971	11,349	443,399
1.45%	71,391	297,486	78,842	99,525	-	22,046	5,491	-
1.50%	627,372	2,987,728	278,672	791,482	-	58,865	74,994	-
1.55%	745,156	2,287,061	806,142	829,635	-	176,788	59,619	-
1.60%	116,174	435,543	126,933	97,848	-	52,788	17,043	-
1.65%	218,657	713,078	219,573	227,559	-	52,014	21,454	-
1.70%	18,734	128,745	27,412	35,452	-	27,887	3,555	-
1.75%	2,678,841	11,006,621	1,488,450	2,961,710	-	485,449	194,114	-
1.80%	258,143	478,981	154,029	203,807	-	49,323	13,187	-
1.85%	489,089	1,370,083	86,000	626,342	-	27,575	49,110	-
1.90%	41,725	208,467	62,911	80,481	-	5,383	2,405	-
1.95%	516,384	2,137,994	237,780	548,212	-	69,655	37,315	-
2.00%	402,191	763,607	278,956	168,788	-	58,547	8,852	-
2.05%	99,830	384,179	35,002	86,621	-	15,056	5,604	-
2.10%	196,979	538,039	75,188	184,003	-	29,919	11,494	-
2.15%	56,234	275,336	118,056	71,818	-	51,327	5,173	-
2.20%	239,198	1,000,827	171,290	188,328	-	26,124	19,946	-
2.25%	19,504	99,679	52,350	48,304	-	12,208	376	-
2.30%	138,973	371,769	137,303	136,106	-	7,545	18,701	-
2.35%	64,423	228,530	42,076	45,113	-	53,847	1,614	-
2.40%	19,749	94,406	36,941	27,847	-	14,587	941	-
2.45%	35,547	59,280	14,895	29,288	-	5,223	156	-
2.50%	51,478	185,359	82,349	72,038	-	3,848	2,354	-
2.55%	12,704	78,873	2,271	3,651	-	4,527	220	-
2.60%	5,655	20,993	6,397	16,774	-	2,419	455	-
2.65%	9,421	17,878	3,956	11,248	-	593	669	-
2.70%	1,487	13,411	1,902	1,740	-	1,866	1,780	-
2.75%	52,011	16,327	615	3,540	-	1,323	-	-
2.80%	2,786	754	2,283	-	-	718	-	-
2.85%	4,266	16,969	-	9,072	-	183	-	-
2.90%	-	-	3,524	2,825	-	865	-	-
2.95%	-	6,449	-	6,607	-	194	-	-
3.00%	-	1,668	-	-	-	-	-	-
3.05%	1,633	7,738	3,546	-	-	94	-	-
3.10%	-	2,286	-	-	-	-	-	-
3.40%	-	1,764	-	-	-	-	-	-

	$11,451,828	$44,021,344	$6,315,447	$12,914,199	$36,831	$1,743,334	$883,477	$1,783,243

	TRF2	GBF	CAF	CAF2	GVIX2	GVIX8	GVIDA	NVDBL2

0.40%	$3	$208	$167	$1,216	$195	$-	$1,411	$4,160
0.60%	-	43	93	-	-	-	-	59
0.65%	1,319	2,294	-	982	-	346	-	3,963
0.75%	2,761	7,998	-	1,601	-	538	2,079	27,437
0.80%	-	2,729	6,172	-	-	270	5,619	51
0.85%	7,677	10,390	-	679	-	4,927	1,011	49,746
0.95%	2,353	9,480	-	8	-	2,108	1,089	-
1.05%	3,847	10,000	-	21	-	969	2,209	906
1.10%	36,376	51,449	-	1,971	-	34,399	12,788	268,596
1.15%	329,179	555,138	-	32,651	-	57,983	282,605	1,056,266
1.20%	4,572	5,005	-	-	-	100	5,513	5,372
1.25%	19,372	45,033	-	606	-	1,580	60,905	72,734
1.30%	48,886	758,090	359,088	136,244	-	96,853	113,518	6,619,460
1.35%	73,480	127,262	-	11,891	-	11,491	97,581	204,581
1.40%	37,755	338,439	110,230	11,691	-	8,808	68,400	31,659
1.45%	26,589	66,412	-	3,942	-	9,309	25,086	17,366
1.50%	57,650	102,291	-	60,483	-	48,934	206,201	1,419,838
1.55%	341,721	476,223	-	12,081	-	28,526	197,504	344,392
1.60%	19,069	43,716	-	35,873	-	29,159	115,830	145,195
1.65%	68,000	99,501	-	19,087	-	5,237	130,827	176,151
1.70%	35,696	50,011	-	1,366	-	1,069	34,286	14,157
1.75%	660,293	879,731	-	176,567	-	91,914	764,435	3,363,497
1.80%	64,516	91,667	-	3,270	-	12,478	54,144	117,845
1.85%	30,203	56,144	-	35,927	-	13,274	70,988	512,158
1.90%	8,134	15,897	-	1,320	-	579	85,011	99,162
1.95%	67,046	135,951	-	36,743	-	38,357	263,759	652,542
2.00%	98,893	118,836	-	9,960	-	9,829	100,925	132,520
2.05%	16,419	23,529	-	12,225	-	7,292	104,527	139,315
2.10%	31,065	40,318	-	11,201	-	2,016	93,683	113,793
2.15%	79,627	86,088	-	2,757	-	1,173	273,315	127,436
2.20%	22,964	50,990	-	33,294	-	16,056	47,580	363,690
2.25%	15,288	15,059	-	3,000	-	1,344	117,796	67,575
2.30%	13,192	29,699	-	20,565	-	4,459	84,367	144,024
2.35%	74,631	77,748	-	393	-	4,072	205,636	175,875
2.40%	24,512	24,883	-	3,844	-	6,741	45,289	77,471
2.45%	9,208	7,236	-	3,770	-	1,146	20,748	11,481
2.50%	3,680	7,876	-	2,301	-	1,062	59,090	350,224
2.55%	5,324	5,745	-	1,480	-	3,447	42,435	15,387
2.60%	5,224	4,419	-	-	-	77	10,814	9,014
2.65%	1,322	3,475	-	1,951	-	51	6,802	10,077
2.70%	4,400	4,410	-	-	-	-	29,963	13,084
2.75%	1,360	3,833	-	205	-	-	-	66
2.80%	746	989	-	-	-	-	11,669	6,239
2.85%	245	203	-	-	-	-	-	4,492
2.90%	820	947	-	-	-	-	143	1,524
2.95%	597	593	-	-	-	-	21,469	6,640
3.00%	-	-	-	-	-	-	10,155	-
3.05%	143	110	-	-	-	-	6,479	4,026
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$2,356,157	$4,448,088	$475,750	$693,166	$195	$557,973	$3,895,684	$16,981,246

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC	MCIF	SAM	NVMIG1

0.40%	$13,180	$-	$6,791	$154	$3,134	$1,053	$3,317	$-
0.60%	785	183	83	-	184	211	30	-
0.65%	48,555	11,883	37,892	3,459	9,833	1,481	3,221	-
0.75%	95,790	16,793	62,671	10,548	31,005	2,924	24,064	-
0.80%	224	278	6,065	10,440	1,687	2,050	7,431	1,085
0.85%	123,269	17,087	67,014	12,421	25,564	11,219	14,699	-
0.95%	11	-	8,664	8,511	4,398	2,542	6,425	-
1.05%	3,900	1,166	4,381	12,789	2,026	1,863	4,003	-
1.10%	388,089	175,362	941,349	232,585	236,188	7,747	79,714	-
1.15%	1,990,277	987,638	5,334,088	3,336,733	1,475,441	183,402	975,997	-
1.20%	1,955	15,453	21,924	43,254	5,890	1,325	7,158	-
1.25%	88,629	56,368	399,310	240,157	132,489	24,636	83,373	-
1.30%	6,245,603	2,594,949	7,387,967	397,276	2,772,337	546,532	2,142,577	211,596
1.35%	451,986	166,932	956,507	672,331	342,293	56,792	215,388	-
1.40%	15,575	108,328	744,828	372,099	197,015	120,913	647,688	92,865
1.45%	186,543	100,002	350,459	232,844	161,564	39,210	114,750	-
1.50%	1,378,558	656,978	2,160,430	492,531	611,592	121,880	445,800	-
1.55%	809,228	595,234	3,400,836	2,505,256	1,015,593	159,085	911,989	-
1.60%	116,631	197,915	501,474	226,178	170,958	64,132	351,050	-
1.65%	302,524	170,230	759,094	466,964	305,415	25,159	154,698	-
1.70%	43,701	20,692	244,340	159,497	57,270	14,941	44,248	-
1.75%	6,190,834	2,296,867	9,883,438	3,486,863	2,958,209	327,482	1,524,568	-
1.80%	126,187	224,689	623,589	358,996	172,261	42,488	203,447	-
1.85%	710,299	405,226	1,028,528	221,057	324,194	49,444	352,294	-
1.90%	49,579	30,101	406,968	348,219	163,407	6,444	30,039	-
1.95%	1,202,986	273,121	1,623,024	591,847	364,373	95,234	280,883	-
2.00%	236,389	321,057	740,227	349,644	244,631	26,047	132,474	-
2.05%	99,093	130,172	369,365	193,904	72,374	20,526	85,586	-
2.10%	286,271	91,049	446,823	255,590	151,950	24,666	89,064	-
2.15%	109,898	74,041	897,211	466,027	160,587	11,709	52,537	-
2.20%	371,482	269,665	535,536	130,283	185,925	50,798	131,747	-
2.25%	13,726	25,335	205,895	118,995	81,814	5,462	21,135	-
2.30%	145,281	123,978	321,372	173,806	110,543	13,982	86,345	-
2.35%	46,672	50,915	697,289	276,858	140,822	13,056	21,262	-
2.40%	35,150	12,229	134,277	131,059	38,092	10,204	18,374	-
2.45%	31,807	16,009	74,208	43,876	4,938	5,695	15,980	-
2.50%	50,286	68,481	323,640	167,851	137,094	9,097	13,683	-
2.55%	28,123	28,925	99,167	52,189	57,190	5,714	4,968	-
2.60%	-	9,391	15,588	7,169	5,145	157	1,403	-
2.65%	623	23,960	31,769	4,557	6,897	1,239	12,230	-
2.70%	-	3,910	33,327	4,222	4,546	-	931	-
2.75%	-	298	13,359	15,373	1,408	79	3,056	-
2.80%	-	1,230	1,817	7,924	-	-	418	-
2.85%	-	-	6,228	15,379	251	-	25	-
2.90%	-	-	13,545	9,234	2,043	-	165	-
2.95%	-	-	-	-	-	-	17	-
3.00%	4,368	-	39,609	1,160	21,875	-	-	-
3.05%	-	-	-	2,688	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$22,044,067	$10,374,120	$41,961,966	$16,870,797	$12,972,445	$2,108,620	$9,320,251	$305,546

	NVMIG6	GVDIVI	GVDIV2	NVMLG1	NVMLG2	NVMLV1	NVMLV2	NVMMG1

0.40%	$239	$-	$197	$-	$690	$-	$827	$-
0.60%	-	-	-	-	238	-	153	-
0.65%	1,358	-	315	-	903	-	591	-
0.75%	4,235	-	2,121	-	5,540	-	5,303	-
0.80%	-	128	-	1,629	-	301	33	6,628
0.85%	6,358	-	1,241	-	3,036	-	950	-
0.95%	530	-	1,990	-	3,447	-	1,302	-
1.05%	1,544	-	944	-	3,592	-	14	-
1.10%	36,164	-	15,047	-	20,163	-	10,824	-
1.15%	323,871	-	87,576	-	232,811	-	84,972	-
1.20%	4,788	-	755	-	3,109	-	1,778	-
1.25%	19,551	-	5,629	-	28,892	-	16,616	-
1.30%	87,538	27,664	72,838	107,970	91,302	42,440	140,735	2,118,570
1.35%	74,538	-	16,407	-	53,978	-	26,236	-
1.40%	35,309	14,689	3,513	30,342	21,117	21,836	9,755	420,129
1.45%	34,518	-	9,746	-	31,295	-	13,741	-
1.50%	78,662	-	40,761	-	110,686	-	126,230	-
1.55%	327,486	-	71,653	-	275,685	-	102,372	-
1.60%	26,825	-	13,299	-	49,927	-	41,165	-
1.65%	65,794	-	14,724	-	53,471	-	26,581	-
1.70%	33,858	-	8,598	-	25,099	-	18,221	-
1.75%	680,661	-	163,649	-	426,172	-	221,813	-
1.80%	65,805	-	7,184	-	70,339	-	41,638	-
1.85%	37,994	-	20,466	-	50,187	-	46,958	-
1.90%	7,938	-	7,179	-	10,230	-	2,126	-
1.95%	87,907	-	38,387	-	77,695	-	60,893	-
2.00%	101,321	-	16,414	-	64,206	-	23,832	-
2.05%	15,834	-	21,611	-	18,630	-	16,976	-
2.10%	30,615	-	8,296	-	33,011	-	18,075	-
2.15%	79,817	-	3,423	-	41,822	-	8,741	-
2.20%	32,309	-	16,524	-	50,310	-	24,889	-
2.25%	13,019	-	1,915	-	11,222	-	4,695	-
2.30%	14,183	-	11,428	-	21,640	-	17,980	-
2.35%	69,522	-	5,599	-	28,748	-	1,911	-
2.40%	25,624	-	3,532	-	16,260	-	3,948	-
2.45%	10,243	-	1,903	-	6,055	-	7,383	-
2.50%	4,652	-	3,932	-	4,183	-	6,293	-
2.55%	7,509	-	1,009	-	5,785	-	1,423	-
2.60%	2,742	-	933	-	1,676	-	148	-
2.65%	2,062	-	3,209	-	1,291	-	4,597	-
2.70%	4,760	-	113	-	1,762	-	-	-
2.75%	1,301	-	131	-	687	-	377	-
2.80%	1,010	-	5,502	-	282	-	-	-
2.85%	228	-	80	-	83	-	-	-
2.90%	719	-	-	-	321	-	-	-
2.95%	689	-	-	-	271	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	141	-	-	-	47	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$2,461,771	$42,481	$709,773	$139,941	$1,957,896	$64,577	$1,143,095	$2,545,327

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	NVMMG2	NVMMV1	NVMMV2	SCGF	SCGF2	SCVF	SCVF2	SCF

0.40%	$308	$71	$-	$-	$10	$83	$74	$346
0.60%	358	-	-	-	-	132	-	1,720
0.65%	694	-	1,173	-	-	-	123	-
0.75%	2,300	-	6,292	-	144	-	2,398	-
0.80%	-	-	2,439	831	-	2,653	-	6,283
0.85%	4,365	-	5,051	-	834	-	181	-
0.95%	5,482	-	146	-	702	-	1,748	-
1.05%	1,773	-	157	-	138	-	627	-
1.10%	30,862	-	29,508	-	2,924	-	2,590	-
1.15%	255,766	-	235,470	-	38,208	-	72,983	-
1.20%	3,266	-	2,931	-	9	-	234	-
1.25%	25,900	-	18,024	-	5,563	-	19,311	-
1.30%	93,979	-	1,904,314	73,105	32,696	362,057	49,358	708,491
1.35%	71,889	-	62,778	-	9,426	-	21,644	-
1.40%	25,105	-	572,851	16,255	3,156	125,388	6,030	323,338
1.45%	42,869	-	25,366	-	8,568	-	20,705	-
1.50%	81,509	-	77,350	-	34,215	-	39,740	-
1.55%	261,646	-	251,637	-	33,059	-	55,950	-
1.60%	32,401	-	24,324	-	14,635	-	21,541	-
1.65%	69,360	-	58,649	-	8,762	-	12,845	-
1.70%	29,629	-	22,842	-	7,079	-	5,185	-
1.75%	471,633	-	521,843	-	72,253	-	80,640	-
1.80%	54,088	-	45,852	-	9,665	-	12,500	-
1.85%	43,124	-	43,207	-	18,784	-	13,935	-
1.90%	13,435	-	15,659	-	2,156	-	3,340	-
1.95%	76,907	-	95,943	-	26,248	-	30,306	-
2.00%	67,737	-	83,104	-	6,711	-	8,694	-
2.05%	11,625	-	34,007	-	3,304	-	4,623	-
2.10%	25,356	-	28,749	-	6,063	-	8,025	-
2.15%	51,351	-	57,421	-	2,576	-	2,715	-
2.20%	26,218	-	34,657	-	16,999	-	14,441	-
2.25%	8,122	-	8,620	-	206	-	1,440	-
2.30%	11,371	-	14,526	-	4,392	-	4,336	-
2.35%	47,275	-	47,771	-	3,792	-	2,213	-
2.40%	19,040	-	20,981	-	1,349	-	2,127	-
2.45%	9,158	-	6,146	-	1,717	-	1,274	-
2.50%	4,580	-	4,783	-	1,689	-	520	-
2.55%	3,769	-	6,804	-	192	-	2,345	-
2.60%	3,578	-	2,189	-	256	-	255	-
2.65%	561	-	2,326	-	1,891	-	1,203	-
2.70%	2,212	-	3,108	-	-	-	31	-
2.75%	904	-	947	-	112	-	188	-
2.80%	631	-	3,812	-	197	-	-	-
2.85%	108	-	145	-	-	-	-	-
2.90%	381	-	487	-	-	-	-	-
2.95%	342	-	427	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	62	-	95	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$1,993,029	$71	$4,384,911	$90,191	$380,680	$490,313	$528,418	$1,040,178

	SCF2	MSBF	NVSTB2	NVOLG1	NVOLG2	NVTIV3	EIF	EIF2

0.40%	$109	$2,410	$741	$-	$39	$1,228	$1,047	$218
0.60%	-	195	526	-	-	194	388	-
0.65%	8	2,100	176	-	1,014	2,881	-	699
0.75%	423	6,737	4,855	-	2,325	6,542	-	3,547
0.80%	-	540	37	12,679	-	53	-	1,334
0.85%	2,249	7,639	3,314	-	3,459	9,830	-	2,418
0.95%	5,007	4,495	570	-	4,474	-	-	252
1.05%	2,777	956	985	-	6,070	163	-	2,282
1.10%	6,874	32,369	26,385	-	26,241	61,813	-	35,333
1.15%	127,588	250,250	140,597	-	616,101	430,841	-	267,677
1.20%	151	230	429	-	3,257	4,400	-	1,791
1.25%	26,313	23,415	6,970	-	146,060	23,497	-	28,838
1.30%	52,075	642,117	275,753	3,495,831	120,151	474,729	-	389,982
1.35%	51,363	81,410	30,833	-	246,735	92,737	-	68,333
1.40%	5,038	48,649	26,856	1,446,766	56,412	39,591	-	38,758
1.45%	24,475	66,490	27,684	-	111,906	32,960	-	28,846
1.50%	47,256	231,429	116,504	-	189,870	161,997	-	211,902
1.55%	84,046	206,727	106,368	-	662,790	390,132	-	266,054
1.60%	20,947	79,425	71,862	-	67,146	29,096	-	65,232
1.65%	14,924	57,591	27,829	-	86,048	88,279	-	58,557
1.70%	18,336	9,753	15,512	-	51,837	35,581	-	42,259
1.75%	100,425	659,696	372,407	-	509,954	1,008,155	-	581,056
1.80%	12,105	44,692	38,628	-	114,469	79,709	-	63,929
1.85%	12,063	164,123	89,284	-	105,224	92,155	-	90,459
1.90%	8,520	16,000	11,896	-	31,629	9,643	-	15,602
1.95%	22,759	176,029	77,278	-	115,035	183,417	-	137,177
2.00%	11,758	55,750	27,151	-	72,044	129,796	-	70,905
2.05%	11,481	75,491	31,719	-	31,269	26,556	-	28,922
2.10%	7,513	31,436	29,827	-	45,251	64,712	-	31,054
2.15%	5,528	10,981	11,894	-	51,311	86,440	-	34,548
2.20%	13,817	82,344	45,859	-	50,231	67,110	-	67,494
2.25%	400	8,276	5,032	-	13,544	13,601	-	7,507
2.30%	8,439	59,230	48,803	-	29,737	41,759	-	25,965
2.35%	663	28,483	9,144	-	22,733	76,496	-	33,573
2.40%	1,488	7,718	7,456	-	16,730	28,000	-	21,464
2.45%	43	18,537	16,594	-	4,449	15,537	-	6,233
2.50%	308	20,304	23,598	-	4,748	7,227	-	10,190
2.55%	3,789	6,253	4,386	-	1,528	8,453	-	5,119
2.60%	-	4,756	864	-	1,799	2,793	-	1,278
2.65%	226	4,695	4,542	-	1,718	1,181	-	3,601
2.70%	-	422	1,395	-	251	5,394	-	3,051
2.75%	-	368	1,132	-	190	1,179	-	950
2.80%	225	5,787	328	-	763	1,081	-	454
2.85%	-	-	-	-	-	436	-	75
2.90%	-	-	-	-	-	740	-	169
2.95%	28	57	40	-	23	708	-	245
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	139	-	46
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$711,537	$3,236,355	$1,744,043	$4,955,276	$3,626,565	$3,838,961	$1,435	$2,755,378

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	NVRE1	NVRE2	NVLM2	NVLCA2	NCPG2	NCPGI2	IDPG2	IDPGI2

0.40%	$-	$89	$21	$-	$559	$1,382	$732	$315
0.60%	-	113	121	-	781	-	148	-
0.65%	-	107	-	-	-	-	-	-
0.75%	-	2,929	-	-	-	-	-	-
0.80%	5,343	-	-	-	-	-	-	-
0.85%	-	4,569	-	-	-	-	-	-
0.95%	-	7,942	-	-	-	-	-	-
1.05%	-	1,256	-	-	-	-	-	-
1.10%	-	4,355	-	-	214	652	-	-
1.15%	-	212,729	-	-	166,053	47,916	111,523	56,354
1.20%	-	979	-	-	-	-	-	-
1.25%	-	24,866	-	-	-	-	-	-
1.30%	559,848	94,236	-	-	3,124,702	1,584,565	2,028,520	1,104,233
1.35%	-	66,288	-	-	73,529	13,630	11,029	3,169
1.40%	257,394	9,151	-	-	-	10	169	-
1.45%	-	35,453	-	-	4,771	-	-	-
1.50%	-	126,829	-	-	739,268	388,335	357,288	250,788
1.55%	-	152,680	-	-	19,444	3,884	660	1,057
1.60%	-	100,747	6,817	1,042	75,057	40,509	30,260	29,664
1.65%	-	32,113	-	-	73,068	52,379	40,708	23,522
1.70%	-	12,992	-	-	1,399	-	-	-
1.75%	-	188,158	-	-	1,581,615	633,511	1,002,143	551,162
1.80%	-	34,600	532	42	164,700	67,513	49,638	30,396
1.85%	-	53,142	-	-	538,121	208,136	271,126	168,072
1.90%	-	9,653	-	-	-	-	-	-
1.95%	-	76,895	-	-	499,954	260,564	275,089	126,929
2.00%	-	20,034	-	-	18,769	12,603	5,312	12,681
2.05%	-	10,346	-	-	42,706	53,067	39,169	14,832
2.10%	-	19,524	-	-	27,657	14,505	18,423	8,657
2.15%	-	7,026	-	-	20,788	3,063	18,010	3,115
2.20%	-	53,664	-	-	177,317	161,669	123,976	34,112
2.25%	-	5,547	-	-	16,657	16,345	10,788	355
2.30%	-	15,951	-	-	144,723	30,086	49,795	6,848
2.35%	-	422	-	-	1,135	-	-	-
2.40%	-	6,448	-	-	72,741	76,581	55,871	14,764
2.45%	-	2,338	-	-	26,332	2,592	5,290	1,547
2.50%	-	577	-	-	65,633	25,141	23,922	17,068
2.55%	-	3,958	-	-	-	10,081	-	99
2.60%	-	69	-	-	-	-	-	-
2.65%	-	124	-	-	-	17,608	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	181	-	-	85	3,019	-	1
2.80%	-	1,924	-	-	-	-	-	-
2.85%	-	86	-	-	-	26	-	26
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$822,585	$1,401,090	$7,491	$1,084	$7,677,778	$3,729,372	$4,529,589	$2,459,766

	NVSIX2	GVEX2	NOTB4	NOTG4	NOTMG4	PMVFHA	PMVRA	ALVBWB

0.40%	$119	$1,954	$-	$-	$-	$103	$153	$1,858
0.60%	30	196	-	-	-	88	-	-
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	266	-	-	-	-	-	-
1.15%	5,839	30,550	-	-	11,331	-	-	-
1.20%	-	-	-	-	-	-	-	-
1.25%	143	3,623	-	-	-	-	-	-
1.30%	43,661	229,908	16,605	2,738	10,379	-	-	-
1.35%	4,152	26,436	166	555	654	-	-	-
1.40%	1,722	12,799	-	-	-	-	-	-
1.45%	638	5,634	-	-	-	-	-	-
1.50%	40,576	233,221	16,004	16,016	11,020	-	-	-
1.55%	2,517	19,456	-	-	-	-	-	-
1.60%	27,653	109,258	35,129	3,452	9,975	-	-	-
1.65%	4,912	30,950	320	17,009	1,160	-	-	-
1.70%	14	991	-	-	-	-	-	-
1.75%	43,441	276,230	32,335	37,403	18,759	-	-	-
1.80%	4,360	22,244	3,347	1,425	285	-	-	-
1.85%	12,018	60,716	2,670	595	647	-	-	-
1.90%	426	609	-	-	-	-	-	-
1.95%	27,350	204,319	15,759	11,434	15,160	-	-	-
2.00%	3,416	10,819	29	-	-	-	-	-
2.05%	4,573	22,321	586	1	1	-	-	-
2.10%	2,121	19,605	811	1,986	684	-	-	-
2.15%	374	4,105	289	161	-	-	-	-
2.20%	13,992	67,524	5,955	4,188	5,267	-	-	-
2.25%	549	16,064	-	-	1,726	-	-	-
2.30%	2,813	35,821	941	9,725	1,538	-	-	-
2.35%	41	2,203	-	-	-	-	-	-
2.40%	4,092	47,754	1,459	5,651	1,460	-	-	-
2.45%	1,189	4,061	631	-	230	-	-	-
2.50%	1,719	16,868	-	280	646	-	-	-
2.55%	510	4,279	343	-	-	-	-	-
2.60%	12	30	-	-	-	-	-	-
2.65%	70	274	5,378	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	79	1,377	-	-	-	-	-	-
2.80%	215	-	-	-	-	-	-	-
2.85%	-	92	-	-	6,150	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$255,336	$1,522,557	$138,757	$112,619	$97,072	$191	$153	$1,858

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	ALVGIB	ALVSVA	ALVSVB	ACVB	ACVCA	ACVIG	ACVIG2	ACVIP2

0.40%	$-	$734	$303	$-	$-	$-	$-	$1,136
0.60%	-	189	-	-	-	-	-	-
0.65%	-	-	651	-	-	-	-	1,788
0.75%	-	-	1,279	-	-	-	-	13,741
0.80%	-	-	553	1,221	-	437	-	587
0.85%	-	-	945	-	-	-	-	7,012
0.95%	1,850	-	1,697	-	-	-	7,842	9,666
1.05%	3,182	-	2,117	-	-	-	5,287	4,160
1.10%	280	-	15,341	-	-	-	-	38,863
1.15%	13,141	-	89,514	-	-	-	10,826	367,269
1.20%	215	-	73	-	-	-	-	1,541
1.25%	13,109	-	13,076	-	-	-	6,398	43,788
1.30%	2,724	-	267,817	341,837	921	170,869	-	857,322
1.35%	-	-	33,660	-	-	-	548	88,645
1.40%	199	-	19,813	131,646	94	51,015	3,561	71,906
1.45%	4,928	-	9,940	-	-	-	1,664	45,389
1.50%	8,281	-	129,565	-	-	-	3,447	216,159
1.55%	12,753	-	86,875	-	-	-	16,513	311,351
1.60%	2,469	-	57,877	-	-	-	533	81,936
1.65%	-	-	29,330	-	-	-	71	103,943
1.70%	1,605	-	12,564	-	-	-	97	17,297
1.75%	7,916	-	266,795	-	-	-	3,807	793,425
1.80%	12,859	-	25,236	-	-	-	1,483	82,566
1.85%	1,024	-	72,908	-	-	-	3,789	132,243
1.90%	1,404	-	3,103	-	-	-	1,467	9,459
1.95%	1,493	-	92,963	-	-	-	-	201,791
2.00%	-	-	32,139	-	-	-	-	57,109
2.05%	2,997	-	28,951	-	-	-	1,163	33,538
2.10%	147	-	20,865	-	-	-	-	57,539
2.15%	1,677	-	9,476	-	-	-	-	19,277
2.20%	238	-	75,793	-	-	-	443	118,061
2.25%	44	-	3,652	-	-	-	-	7,433
2.30%	64	-	28,382	-	-	-	-	52,960
2.35%	-	-	4,601	-	-	-	-	17,012
2.40%	-	-	8,700	-	-	-	449	10,072
2.45%	-	-	7,089	-	-	-	-	18,745
2.50%	-	-	6,573	-	-	-	-	9,372
2.55%	-	-	18,195	-	-	-	-	5,112
2.60%	-	-	224	-	-	-	-	928
2.65%	-	-	2,113	-	-	-	-	3,494
2.70%	-	-	218	-	-	-	-	541
2.75%	-	-	4,095	-	-	-	-	-
2.80%	-	-	9,711	-	-	-	-	173
2.85%	-	-	83	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	57
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$94,599	$923	$1,494,855	$474,704	$1,015	$222,321	$69,388	$3,914,406

	ACVI	ACVMV1	ACVMV2	DVMCSS	DVSCS	DCAP	DCAPS	DVDLS

0.40%	$-	$523	$1,031	$133	$862	$-	$2,544	$-
0.60%	-	68	-	-	-	-	501	-
0.65%	-	-	359	-	709	-	806	-
0.75%	-	-	5,181	-	4,581	-	5,513	-
0.80%	-	1,075	-	-	951	2,095	-	-
0.85%	-	-	6,369	-	10,643	-	9,483	-
0.95%	-	-	1,121	-	2,866	-	1,649	929
1.05%	-	-	1,488	-	6,171	-	8,414	-
1.10%	-	-	26,431	21	9,503	-	10,665	-
1.15%	-	-	167,523	1,656	158,707	-	161,451	4,799
1.20%	-	-	551	-	1,207	-	-	-
1.25%	-	-	18,931	17	15,224	-	18,496	1,728
1.30%	53	95,530	249,958	10,171	238,712	334,376	349,564	-
1.35%	-	-	54,012	770	41,698	-	63,474	-
1.40%	82	28,074	9,617	29	44,263	110,533	9,228	257
1.45%	-	-	23,532	234	37,310	-	25,331	334
1.50%	-	-	125,054	3,950	95,023	-	138,712	356
1.55%	-	-	135,508	1,306	142,788	-	112,582	2,114
1.60%	-	-	58,960	2,032	32,004	-	70,095	-
1.65%	-	-	40,566	671	22,874	-	39,652	-
1.70%	-	-	9,734	-	8,927	-	15,306	755
1.75%	-	-	367,796	5,151	275,139	-	313,807	3,376
1.80%	-	-	34,379	1,574	53,779	-	35,363	849
1.85%	-	-	61,546	1,515	37,098	-	95,586	172
1.90%	-	-	7,332	9	6,251	-	6,794	-
1.95%	-	-	108,892	6,135	61,497	-	120,141	779
2.00%	-	-	27,557	1,919	35,512	-	21,292	-
2.05%	-	-	34,454	309	17,100	-	25,211	-
2.10%	-	-	24,356	339	21,543	-	33,447	233
2.15%	-	-	13,669	108	20,411	-	8,772	-
2.20%	-	-	52,607	2,123	34,933	-	45,380	-
2.25%	-	-	4,036	-	2,555	-	3,169	103
2.30%	-	-	20,021	141	6,040	-	31,917	-
2.35%	-	-	7,351	62	16,966	-	4,459	-
2.40%	-	-	6,819	2,215	5,663	-	4,993	-
2.45%	-	-	3,360	70	3,179	-	7,853	-
2.50%	-	-	7,455	362	756	-	8,116	-
2.55%	-	-	4,241	-	4,391	-	2,617	-
2.60%	-	-	1,432	-	415	-	8,090	-
2.65%	-	-	4,106	-	473	-	2,555	-
2.70%	-	-	2,368	-	884	-	456	-
2.75%	-	-	206	180	84	-	822	-
2.80%	-	-	6,929	-	4,117	-	-	-
2.85%	-	-	209	-	40	-	-	-
2.90%	-	-	-	-	78	-	-	-
2.95%	-	-	34	-	97	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	30	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$135	$125,270	$1,737,081	$43,202	$1,484,054	$447,004	$1,824,306	$16,784

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	DGI	FCA2S	FQB	FQBS	FEIP	FVSS2	FHIP	FAMP

0.40%	$-	$-	$-	$-	$-	$-	$-	$-
0.60%	-	-	-	-	-	-	-	-
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	-
0.80%	263	-	80	-	6,463	-	1,246	1,084
0.85%	-	-	-	-	-	-	-	-
0.95%	-	165	-	2,335	-	-	-	-
1.05%	-	-	-	825	-	-	-	-
1.10%	-	-	-	1,700	-	396	-	-
1.15%	-	3,303	-	76,646	-	24,080	-	-
1.20%	-	-	-	6,580	-	7,405	-	-
1.25%	-	1,628	-	25,739	-	9,979	-	-
1.30%	147,262	-	81,145	106	3,402,213	-	373,971	1,486,133
1.35%	-	-	-	14,678	-	7,716	-	-
1.40%	54,554	84	37,845	16,817	1,366,723	4,554	216,598	303,863
1.45%	-	707	-	15,467	-	2,157	-	-
1.50%	-	44	-	15,602	-	3,336	-	-
1.55%	-	5,112	-	84,231	-	28,590	-	-
1.60%	-	764	-	7,524	-	1,459	-	-
1.65%	-	-	-	20,273	-	2,346	-	-
1.70%	-	324	-	19,505	-	739	-	-
1.75%	-	335	-	66,888	-	9,983	-	-
1.80%	-	518	-	21,314	-	6,044	-	-
1.85%	-	1,657	-	5,575	-	2,181	-	-
1.90%	-	833	-	3,010	-	2,094	-	-
1.95%	-	83	-	3,750	-	3,450	-	-
2.00%	-	-	-	6,841	-	-	-	-
2.05%	-	1,133	-	4,240	-	1,485	-	-
2.10%	-	-	-	3,755	-	162	-	-
2.15%	-	-	-	5,075	-	1,031	-	-
2.20%	-	-	-	7,121	-	46	-	-
2.25%	-	226	-	1,238	-	1,306	-	-
2.30%	-	37	-	382	-	178	-	-
2.35%	-	-	-	301	-	88	-	-
2.40%	-	-	-	643	-	90	-	-
2.45%	-	-	-	656	-	114	-	-
2.50%	-	-	-	-	-	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	-	195	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$202,079	$16,953	$119,070	$438,817	$4,775,399	$121,204	$591,815	$1,791,080

	FNRS2	FEI2	FF10S	FF10S2	FF20S	FF20S2	FF30S	FF30S2

0.40%	$76	$1,300	$-	$-	$-	$-	$-	$-
0.60%	665	-	-	-	-	-	-	-
0.65%	-	1,806	-	-	-	-	-	-
0.75%	2,235	3,096	-	-	-	-	-	-
0.80%	2,046	-	612	-	480	-	1,687	-
0.85%	7,030	7,684	-	-	-	-	-	-
0.95%	1,656	1,596	-	-	-	-	-	-
1.05%	2,992	919	-	-	-	-	-	-
1.10%	5,499	38,941	-	72,099	-	204,092	-	1,655
1.15%	135,750	430,130	-	280,139	-	1,020,963	-	48,787
1.20%	758	2,514	-	1,184	-	3,300	-	101
1.25%	13,376	60,858	-	11,941	-	47,355	-	21,977
1.30%	240,568	587,524	61,639	789,560	145,832	1,722,815	122,239	37,342
1.35%	52,301	120,325	-	68,211	-	216,918	-	43,975
1.40%	43,955	21,577	15,821	21,692	9,300	21,647	17,206	633
1.45%	22,064	57,883	-	46,335	-	87,555	-	11,500
1.50%	101,117	344,121	-	184,022	-	413,454	-	91,918
1.55%	161,115	332,476	-	160,158	-	529,835	-	61,776
1.60%	46,398	180,821	-	34,702	-	67,380	-	24,242
1.65%	31,812	73,669	-	71,347	-	108,115	-	6,274
1.70%	10,191	21,691	-	11,056	-	15,728	-	6,846
1.75%	195,656	750,884	-	608,564	-	1,566,325	-	145,676
1.80%	27,186	101,321	-	32,043	-	52,485	-	12,978
1.85%	41,108	151,580	-	158,830	-	199,734	-	14,570
1.90%	2,061	17,871	-	8,087	-	33,764	-	7,552
1.95%	52,199	238,129	-	116,111	-	264,991	-	53,675
2.00%	24,349	78,081	-	86,050	-	147,307	-	6,468
2.05%	21,532	100,302	-	19,777	-	42,764	-	10,502
2.10%	47,987	50,374	-	30,650	-	60,694	-	13,369
2.15%	13,720	39,295	-	25,248	-	30,740	-	17,495
2.20%	63,065	86,859	-	61,204	-	133,368	-	6,594
2.25%	2,625	11,302	-	8,250	-	5,161	-	2,577
2.30%	13,266	32,927	-	23,908	-	47,349	-	20,897
2.35%	1,346	27,460	-	2,093	-	26,523	-	3,814
2.40%	6,893	12,869	-	8,327	-	9,450	-	8,545
2.45%	1,893	9,408	-	662	-	10,537	-	1,578
2.50%	1,773	7,404	-	19,423	-	13,127	-	3,924
2.55%	1,653	3,719	-	7,367	-	8,803	-	364
2.60%	70	746	-	1,147	-	-	-	16,949
2.65%	335	521	-	686	-	-	-	7
2.70%	-	1,321	-	-	-	1,184	-	-
2.75%	41	809	-	-	-	-	-	770
2.80%	1,802	346	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	40	-	-	-	1,697	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$1,402,164	$4,012,499	$78,072	$2,970,873	$155,612	$7,115,160	$141,132	$705,330

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	FGP	FG2	FHIPR	FIGBS	FIGBP2	FMCS	FMC2	FOP

0.40%	$-	$1,932	$-	$-	$1,454	$-	$2,187	$-
0.60%	-	825	-	-	602	-	725	-
0.65%	-	1,139	-	-	2,495	-	1,299	-
0.75%	-	4,893	-	-	16,528	-	3,142	-
0.80%	10,971	-	595	1,434	-	3,837	-	480
0.85%	-	7,391	-	-	21,752	-	12,047	-
0.95%	-	415	-	-	2,112	-	2,932	-
1.05%	-	2,721	-	-	3,144	-	5,317	-
1.10%	-	20,837	-	-	94,428	-	46,273	-
1.15%	-	229,256	-	-	773,471	-	586,562	-
1.20%	-	7,249	-	-	6,543	-	1,750	-
1.25%	-	24,929	-	-	52,408	-	59,421	-
1.30%	4,119,597	448,568	169,782	160,387	594,617	263,997	493,326	559,802
1.35%	-	72,967	-	-	166,134	-	183,282	-
1.40%	969,345	12,440	73,750	69,032	67,369	69,237	25,999	126,291
1.45%	-	37,338	-	-	101,041	-	75,093	-
1.50%	-	261,350	-	-	261,432	-	270,679	-
1.55%	-	166,200	-	-	603,646	-	450,933	-
1.60%	-	136,897	-	-	76,158	-	122,646	-
1.65%	-	60,198	-	-	157,233	-	103,043	-
1.70%	-	19,973	-	-	70,984	-	44,321	-
1.75%	-	515,851	-	-	1,463,943	-	833,300	-
1.80%	-	53,136	-	-	125,632	-	98,468	-
1.85%	-	131,173	-	-	165,547	-	153,735	-
1.90%	-	12,812	-	-	30,133	-	27,136	-
1.95%	-	209,846	-	-	204,546	-	229,921	-
2.00%	-	75,824	-	-	176,193	-	84,616	-
2.05%	-	78,236	-	-	35,733	-	62,971	-
2.10%	-	50,056	-	-	64,647	-	81,114	-
2.15%	-	16,396	-	-	110,911	-	52,441	-
2.20%	-	93,920	-	-	85,980	-	109,381	-
2.25%	-	4,210	-	-	23,735	-	12,165	-
2.30%	-	44,271	-	-	42,933	-	58,977	-
2.35%	-	7,788	-	-	100,967	-	30,918	-
2.40%	-	19,742	-	-	38,065	-	26,928	-
2.45%	-	11,749	-	-	16,110	-	10,190	-
2.50%	-	6,282	-	-	19,373	-	11,098	-
2.55%	-	28,002	-	-	11,008	-	4,632	-
2.60%	-	1,103	-	-	5,571	-	2,241	-
2.65%	-	3,193	-	-	3,222	-	8,943	-
2.70%	-	562	-	-	4,755	-	837	-
2.75%	-	5,770	-	-	2,336	-	419	-
2.80%	-	6,965	-	-	1,144	-	1,819	-
2.85%	-	174	-	-	297	-	84	-
2.90%	-	-	-	-	1,256	-	-	-
2.95%	-	29	-	-	691	-	40	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	158	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$5,099,913	$2,894,608	$244,127	$230,853	$5,808,437	$337,071	$4,393,351	$686,573

	FOPR	FO2	FO2R	FVSS	FTVIS2	FTVRD2	FTVSV2	FTVMD2

0.40%	$-	$-	$545	$-	$528	$-	$312	$1,013
0.60%	-	-	-	-	2,463	-	-	1,017
0.65%	-	-	856	-	166	-	859	-
0.75%	-	-	1,395	-	6,277	-	2,445	-
0.80%	1,256	-	-	255	970	-	851	-
0.85%	-	-	5,236	-	1,451	-	6,833	-
0.95%	-	-	703	-	2,039	2,724	4,463	-
1.05%	-	-	1,903	-	2,998	3,498	2,711	-
1.10%	-	-	14,733	-	25,399	2,035	30,067	-
1.15%	-	7,137	140,524	-	289,931	129,908	269,724	-
1.20%	-	-	734	-	141	1,760	13,307	-
1.25%	-	6,173	12,158	-	45,750	46,437	28,468	-
1.30%	280,487	163	174,717	67,044	452,143	2,207	219,691	-
1.35%	-	-	39,309	-	181,212	34,892	79,636	-
1.40%	59,006	1,794	4,170	16,703	131,625	17,980	48,581	-
1.45%	-	845	28,986	-	55,423	30,075	40,760	-
1.50%	-	1,364	83,189	-	376,033	32,831	80,189	-
1.55%	-	3,270	114,105	-	256,799	204,649	255,081	-
1.60%	-	646	29,740	-	292,364	16,614	44,773	-
1.65%	-	-	22,607	-	125,387	26,186	52,089	-
1.70%	-	3,271	20,377	-	22,775	13,372	25,162	-
1.75%	-	477	266,511	-	621,724	73,056	430,704	-
1.80%	-	728	24,491	-	144,949	64,871	52,356	-
1.85%	-	310	50,762	-	95,940	12,351	42,798	-
1.90%	-	201	8,484	-	3,243	15,917	8,292	-
1.95%	-	470	77,854	-	208,918	18,280	70,909	-
2.00%	-	-	28,542	-	63,069	732	69,052	-
2.05%	-	-	14,709	-	35,896	15,268	13,292	-
2.10%	-	-	22,089	-	55,685	7,756	27,449	-
2.15%	-	-	7,467	-	26,181	7,304	38,311	-
2.20%	-	211	36,515	-	69,308	7,168	27,704	-
2.25%	-	42	1,993	-	32,173	1,988	6,765	-
2.30%	-	-	18,250	-	28,103	1,676	15,155	-
2.35%	-	-	14,851	-	1,385	1,266	33,025	-
2.40%	-	-	4,558	-	36,437	700	9,036	-
2.45%	-	-	4,689	-	5,700	1,111	7,088	-
2.50%	-	-	9,154	-	786	242	7,259	-
2.55%	-	-	1,541	-	41,978	19	2,670	-
2.60%	-	-	2,141	-	877	-	2,533	-
2.65%	-	-	2,055	-	3,883	650	409	-
2.70%	-	-	1,500	-	-	-	2,623	-
2.75%	-	-	68	-	19,483	-	449	-
2.80%	-	-	224	-	3,085	-	289	-
2.85%	-	-	82	-	225	-	89	-
2.90%	-	-	-	-	-	-	341	-
2.95%	-	-	-	-	-	-	242	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	46	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$340,749	$27,102	$1,294,517	$84,002	$3,770,902	$795,523	$2,074,888	$2,030

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	FTVDM2	TIF2	FTVGI2	FTVFA2	FTVSI2	FTVHI2	GVSSCS	AMTB

0.40%	$-	$-	$142	$229	$423	$244	$59	$20
0.60%	-	-	2,925	-	324	715	1	-
0.65%	-	-	117	52	-	-	-	1,384
0.75%	-	28	979	1,114	-	-	-	6,727
0.80%	254	200	640	55	-	-	-	292
0.85%	-	-	2,125	789	-	-	-	5,790
0.95%	158	2,055	1,291	266	-	-	-	4,815
1.05%	455	697	1,778	302	-	-	-	772
1.10%	1,629	12,919	5,688	3,049	-	-	-	33,783
1.15%	24,442	106,630	119,607	40,135	-	-	-	251,059
1.20%	72	655	342	-	-	-	-	3,106
1.25%	2,371	16,587	10,350	10,434	-	-	-	18,123
1.30%	19,749	26,096	204,670	117,547	-	-	-	259,815
1.35%	7,337	24,713	48,030	23,881	-	-	-	62,692
1.40%	7,791	11,863	46,962	9,560	-	-	-	122,191
1.45%	3,111	20,968	37,881	25,325	-	-	-	43,130
1.50%	6,164	28,492	119,815	162,959	-	-	-	53,288
1.55%	38,842	112,473	77,924	66,292	-	-	-	221,911
1.60%	1,861	13,919	137,100	126,101	-	-	-	22,791
1.65%	2,385	12,261	35,517	18,211	-	-	-	95,008
1.70%	1,254	17,573	6,636	2,684	-	-	-	28,933
1.75%	22,922	126,326	193,813	244,732	-	-	-	432,826
1.80%	4,710	21,209	80,068	42,241	-	-	-	65,371
1.85%	1,808	13,714	36,844	30,900	-	-	-	41,452
1.90%	1,688	7,907	1,052	2	-	-	-	15,000
1.95%	5,626	19,601	81,947	129,214	-	-	-	66,099
2.00%	2,293	17,725	13,843	16,912	-	-	-	65,389
2.05%	336	2,511	12,945	22,839	-	-	-	21,190
2.10%	3,059	10,713	9,384	13,042	-	-	-	19,575
2.15%	2,017	8,200	8,732	4,381	-	-	-	31,628
2.20%	227	8,267	41,854	82,196	-	-	-	27,012
2.25%	90	2,779	4,001	3,873	-	-	-	9,523
2.30%	1,156	8,134	11,656	43,198	-	-	-	16,899
2.35%	136	14,990	286	3,297	-	-	-	39,661
2.40%	73	1,004	5,215	17,945	-	-	-	8,867
2.45%	563	2,976	649	834	-	-	-	6,242
2.50%	113	6,600	536	3,517	-	-	-	4,019
2.55%	-	1,083	2,292	6,142	-	-	-	774
2.60%	-	2,066	570	-	-	-	-	2,882
2.65%	185	153	1,079	3,274	-	-	-	2,558
2.70%	-	1,168	-	-	-	-	-	838
2.75%	-	566	1	13	-	-	-	3,389
2.80%	-	516	-	-	-	-	-	15,309
2.85%	-	-	37	-	-	-	-	53
2.90%	-	-	-	-	-	-	-	509
2.95%	-	-	-	-	-	-	-	168
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$164,877	$686,337	$1,367,323	$1,277,537	$747	$959	$60	$2,132,863

	AMTG	AMINS	AMTP	AMFAS	AMSRS	OVIGS	OVMS	OVB

0.40%	$-	$-	$-	$-	$-	$-	$-	$-
0.60%	-	-	-	-	-	-	-	-
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	-
0.80%	-	-	-	326	165	-	438	407
0.85%	-	-	-	-	-	-	-	-
0.95%	-	-	-	401	10,382	-	-	-
1.05%	-	-	-	16	2,123	-	-	-
1.10%	-	-	-	913	4,320	1	-	-
1.15%	-	-	-	5,331	66,846	2,082	-	-
1.20%	-	-	-	71	-	-	-	-
1.25%	-	-	-	3,656	6,249	137	-	-
1.30%	107	-	-	6,012	69,963	10,950	322,521	230,744
1.35%	-	-	-	1,332	28,714	120	-	-
1.40%	93	-	197	7,472	19,314	1,379	146,533	136,663
1.45%	-	-	-	1,010	7,494	1,772	-	-
1.50%	-	55	-	1,617	7,971	5,398	-	-
1.55%	-	-	-	9,186	44,901	1,975	-	-
1.60%	-	-	-	647	5,429	2,228	-	-
1.65%	-	-	-	42	4,401	622	-	-
1.70%	-	-	-	589	10,031	8	-	-
1.75%	-	40	-	7,559	43,295	7,683	-	-
1.80%	-	78	-	737	4,085	657	-	-
1.85%	-	-	-	554	3,553	1,230	-	-
1.90%	-	-	-	-	9,002	84	-	-
1.95%	-	-	-	949	4,104	9,724	-	-
2.00%	-	-	-	223	6,341	173	-	-
2.05%	-	-	-	201	3,192	1,066	-	-
2.10%	-	-	-	535	2,429	502	-	-
2.15%	-	-	-	633	4,786	121	-	-
2.20%	-	-	-	2,425	1,410	1,317	-	-
2.25%	-	-	-	182	939	46	-	-
2.30%	-	-	-	2,575	1,891	3,110	-	-
2.35%	-	-	-	335	3,493	-	-	-
2.40%	-	-	-	701	1,055	2,991	-	-
2.45%	-	-	-	235	-	-	-	-
2.50%	-	-	-	128	-	242	-	-
2.55%	-	-	-	-	-	114	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	196	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	-	-
2.80%	-	-	-	38	371	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$200	$173	$197	$56,631	$378,445	$55,732	$469,492	$367,814

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	OVGS	OVGSS	OVIG	OVGI	OVGIS	OVSC	OVSCS	OVAG

0.40%	$129	$-	$987	$459	$546	$-	$270	$-
0.60%	2,903	-	2,670	668	-	-	-	-
0.65%	-	-	-	-	2,294	-	510	-
0.75%	-	1,096	-	-	4,888	-	810	-
0.80%	2,365	-	-	150	-	725	-	420
0.85%	-	882	-	-	8,296	-	2,524	-
0.95%	-	7,368	-	-	2,421	-	2,794	-
1.05%	-	5,938	-	-	2,933	-	3,886	-
1.10%	-	3,595	-	-	50,576	-	10,299	-
1.15%	-	158,568	-	-	429,931	-	128,861	-
1.20%	-	1,029	-	-	4,752	-	93	-
1.25%	-	48,722	-	-	37,834	-	14,880	-
1.30%	1,340,516	87,677	-	133,546	197,964	80,028	134,946	111,874
1.35%	-	64,390	-	-	108,987	-	54,116	-
1.40%	618,206	10,804	-	33,613	44,598	23,711	6,086	19,496
1.45%	-	34,877	-	-	41,145	-	22,694	-
1.50%	-	101,272	-	-	153,347	-	84,288	-
1.55%	-	122,143	-	-	441,110	-	139,280	-
1.60%	-	44,907	-	-	60,696	-	31,914	-
1.65%	-	21,924	-	-	85,468	-	24,262	-
1.70%	-	7,045	-	-	47,044	-	7,616	-
1.75%	-	119,564	-	-	917,416	-	229,312	-
1.80%	-	29,202	-	-	85,402	-	27,564	-
1.85%	-	19,158	-	-	87,825	-	46,335	-
1.90%	-	2,884	-	-	10,681	-	9,929	-
1.95%	-	48,864	-	-	132,522	-	72,233	-
2.00%	-	6,711	-	-	127,309	-	18,170	-
2.05%	-	10,340	-	-	33,918	-	18,474	-
2.10%	-	14,379	-	-	52,050	-	38,751	-
2.15%	-	3,207	-	-	88,004	-	7,795	-
2.20%	-	35,132	-	-	53,993	-	34,721	-
2.25%	-	702	-	-	14,664	-	1,799	-
2.30%	-	8,996	-	-	37,481	-	23,550	-
2.35%	-	865	-	-	83,876	-	7,867	-
2.40%	-	8,499	-	-	29,767	-	5,232	-
2.45%	-	269	-	-	13,592	-	4,404	-
2.50%	-	1,500	-	-	13,808	-	2,970	-
2.55%	-	2,585	-	-	14,324	-	15,023	-
2.60%	-	2,726	-	-	5,387	-	6,394	-
2.65%	-	190	-	-	2,825	-	3,343	-
2.70%	-	-	-	-	4,446	-	-	-
2.75%	-	245	-	-	2,857	-	1,125	-
2.80%	-	-	-	-	1,402	-	1,970	-
2.85%	-	-	-	-	244	-	-	-
2.90%	-	-	-	-	817	-	-	-
2.95%	-	-	-	-	646	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	142	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$1,964,119	$1,038,255	$3,657	$168,436	$3,540,228	$104,464	$1,247,090	$131,790

	OVSB	OVSBS	PMVAAD	PMVFAD	PMVLAD	PMVTRD	PMVRSD	PMVEBD

0.40%	$-	$-	$413	$55	$5,869	$7,797	$227	$117
0.60%	-	-	748	-	3,139	2,020	8	381
0.65%	-	-	15	-	4,079	4,525	-	-
0.75%	-	-	3,387	1,200	16,636	14,803	-	-
0.80%	492	-	-	63	383	-	-	-
0.85%	-	157	1,153	1,358	29,642	19,733	-	-
0.95%	-	713	-	-	5,284	1,488	-	-
1.05%	-	716	-	249	6,393	2,290	-	-
1.10%	-	269	1,286	3,197	65,340	8,379	-	-
1.15%	-	30,796	41,964	45,920	480,301	239,476	-	688
1.20%	-	273	-	-	1,954	95	-	-
1.25%	-	4,033	986	4,426	37,165	14,262	-	16
1.30%	11,620	-	68,325	71,598	1,325,233	1,078,090	-	8,665
1.35%	-	7,768	19,695	13,270	136,376	105,974	-	66
1.40%	5,864	2,489	4,915	6,496	69,869	33,301	-	-
1.45%	-	4,741	3,480	4,520	65,915	33,500	-	26
1.50%	-	3,856	105,323	34,972	423,632	387,148	-	1,869
1.55%	-	28,421	23,029	25,720	378,430	85,670	-	619
1.60%	-	18,659	120,657	34,203	225,741	313,760	-	1,525
1.65%	-	3,383	14,627	7,223	108,040	64,147	-	243
1.70%	-	707	1,779	389	25,201	2,024	-	-
1.75%	-	14,626	148,257	61,868	1,432,438	1,038,731	-	1,194
1.80%	-	9,251	38,057	10,025	125,951	95,107	-	521
1.85%	-	1,071	15,988	4,980	291,008	242,092	-	10,765
1.90%	-	1,710	-	147	14,524	3,058	-	-
1.95%	-	4,101	52,267	17,057	370,868	264,198	-	2,579
2.00%	-	2,235	32,794	3,276	103,413	28,417	-	-
2.05%	-	212	16,850	8,095	71,853	81,610	-	139
2.10%	-	902	26,681	6,439	70,951	56,885	-	139
2.15%	-	659	2,948	2,308	51,617	27,796	-	97
2.20%	-	957	42,496	15,982	141,781	173,226	-	542
2.25%	-	443	3,827	1,459	15,517	3,926	-	-
2.30%	-	44	13,079	5,990	86,849	105,335	-	22
2.35%	-	-	196	-	44,404	5,930	-	-
2.40%	-	122	7,257	1,884	22,773	16,936	-	1,630
2.45%	-	524	465	843	12,772	8,082	-	25
2.50%	-	-	826	249	11,035	10,019	-	1
2.55%	-	-	6,830	1,974	12,895	13,721	-	-
2.60%	-	-	391	-	1,598	3,090	-	-
2.65%	-	-	15	-	2,618	1,470	-	-
2.70%	-	-	-	-	2,479	568	-	-
2.75%	-	37	-	123	1,009	311	-	-
2.80%	-	-	-	-	689	728	-	-
2.85%	-	-	-	-	847	518	-	-
2.90%	-	-	-	-	360	-	-	-
2.95%	-	-	-	-	269	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	62	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$17,976	$143,875	$821,006	$397,558	$6,305,202	$4,600,236	$235	$31,869

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	PMVHYD	PVGIB	PVTIGB	PVTVB	ACEG2	VYDS	ROCSC	RVARS

0.40%	$801	$-	$-	$-	$-	$-	$742	$429
0.60%	87	-	-	-	-	-	124	231
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	490	-	-	-
0.85%	-	-	-	-	-	-	-	-
0.95%	-	-	-	760	1,006	-	-	-
1.05%	-	168	-	15	1,723	-	-	-
1.10%	-	82	-	126	770	-	-	32
1.15%	-	7,087	744	7,328	12,847	347	-	16,911
1.20%	-	19	-	-	3	-	-	-
1.25%	-	1,766	506	4,401	2,823	4,072	-	352
1.30%	-	-	-	-	5,393	-	-	32,312
1.35%	-	950	-	88	1,999	1,708	-	1,808
1.40%	-	378	433	753	3,889	-	-	224
1.45%	-	1,212	343	990	1,145	-	-	98
1.50%	-	1,035	674	290	3,451	-	-	11,624
1.55%	-	11,703	252	4,330	18,237	73	-	818
1.60%	-	-	40	4,971	1,091	-	-	12,759
1.65%	-	207	-	133	1,853	-	-	364
1.70%	-	525	-	856	6,635	-	-	-
1.75%	-	8,702	506	346	8,612	-	-	22,180
1.80%	-	1,034	198	4,842	2,827	-	-	1,044
1.85%	-	450	368	864	2,604	-	-	2,025
1.90%	-	689	-	376	2,873	-	-	-
1.95%	-	1,369	-	-	2,430	-	-	14,928
2.00%	-	-	-	-	2,291	-	-	653
2.05%	-	307	693	12	1,972	-	-	2,636
2.10%	-	2,245	-	-	1,452	-	-	881
2.15%	-	-	-	-	2,379	-	-	630
2.20%	-	-	-	15	2,100	-	-	12,137
2.25%	-	195	-	54	260	-	-	673
2.30%	-	12	-	158	181	-	-	81
2.35%	-	-	-	-	2,929	-	-	-
2.40%	-	-	-	-	710	-	-	3,879
2.45%	-	155	-	-	152	-	-	243
2.50%	-	-	-	-	56	-	-	170
2.55%	-	-	-	-	-	-	-	66
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$888	$40,290	$4,757	$31,708	$97,183	$6,200	$866	$140,188

	TRHS2	VWHAS	VWBF	VWEM	VWHA	WRPMAV	WRPMCV	WRPMMV

0.40%	$248	$123	$-	$-	$-	$16,815	$2,874	$11,893
0.60%	766	750	-	-	-	5,615	1,491	4,219
0.65%	119	-	-	-	-	-	-	-
0.75%	8,029	1,915	-	-	1,824	-	-	-
0.80%	2,396	40	58	1,525	1,930	-	-	-
0.85%	16,434	2,067	-	-	140	-	-	-
0.95%	7,718	-	-	-	-	-	-	-
1.05%	3,702	11	-	-	292	-	-	-
1.10%	6,094	491	-	-	4,095	-	-	-
1.15%	188,043	47,006	-	-	13,845	-	-	-
1.20%	788	-	-	-	4	-	-	-
1.25%	16,207	563	-	-	1,749	-	-	-
1.30%	581,910	119,481	101,257	254,190	377,223	-	-	-
1.35%	68,063	11,140	-	-	6,341	-	-	-
1.40%	128,111	9,576	54,399	97,487	99,901	-	-	-
1.45%	19,905	672	-	-	2,752	-	-	-
1.50%	213,910	46,066	-	-	16,403	-	-	-
1.55%	168,218	41,969	-	-	25,797	-	-	-
1.60%	130,592	37,422	-	-	8,195	-	-	-
1.65%	84,716	7,630	-	-	7,548	-	-	-
1.70%	29,077	2,694	-	-	41	-	-	-
1.75%	295,210	60,945	-	-	14,304	-	-	-
1.80%	64,851	8,799	-	-	17,555	-	-	-
1.85%	111,220	16,396	-	-	7,953	-	-	-
1.90%	13,408	126	-	-	-	-	-	-
1.95%	125,142	27,823	-	-	8,954	-	-	-
2.00%	33,244	4,112	-	-	2,493	-	-	-
2.05%	51,812	19,686	-	-	6,922	-	-	-
2.10%	53,814	34,731	-	-	8,852	-	-	-
2.15%	7,867	1,616	-	-	1,246	-	-	-
2.20%	84,398	30,945	-	-	35,431	-	-	-
2.25%	2,731	990	-	-	377	-	-	-
2.30%	26,421	7,789	-	-	2,011	-	-	-
2.35%	3,800	-	-	-	1,210	-	-	-
2.40%	27,514	3,651	-	-	7,390	-	-	-
2.45%	864	452	-	-	1,852	-	-	-
2.50%	3,302	329	-	-	-	-	-	-
2.55%	15,295	3,233	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	6,781	-	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	371	91	-	-	8,563	-	-	-
2.80%	6,121	-	-	-	565	-	-	-
2.85%	613	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$2,609,825	$551,330	$155,714	$353,202	$693,758	$22,430	$4,365	$16,112

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	WRASP	WRHIP	WRMCG	WRPAP	WRPCP	WRPMP	WRPMAP	WRPMCP

0.40%	$1,167	$319	$2,674	$43	$11,934	$118,692	$199,047	$29,925
0.60%	3,878	2,401	1,433	12	94	4,237	1,173	560
0.65%	51	-	97	-	-	-	-	-
0.75%	5,264	1,023	605	-	-	-	-	-
0.80%	1,325	-	-	-	-	-	-	-
0.85%	1,163	2,077	257	-	-	-	-	-
0.95%	540	-	-	-	-	-	-	-
1.05%	1,552	-	-	-	-	-	-	-
1.10%	10,004	1,264	547	-	-	-	-	-
1.15%	139,447	90,063	27,510	-	-	-	-	-
1.20%	19	66	-	-	-	-	-	-
1.25%	39,925	6,713	1,717	-	-	-	-	-
1.30%	418,377	239,020	105,251	-	-	-	-	-
1.35%	96,300	32,005	24,843	-	-	-	-	-
1.40%	43,577	36,428	5,268	-	-	-	-	-
1.45%	32,733	27,790	4,323	-	-	-	-	-
1.50%	552,351	136,240	92,877	-	-	-	-	-
1.55%	147,127	59,618	14,671	-	-	-	-	-
1.60%	455,994	190,942	87,189	-	-	-	-	-
1.65%	59,486	27,209	12,210	-	-	-	-	-
1.70%	7,544	1,116	1,089	-	-	-	-	-
1.75%	761,432	183,509	155,407	-	-	-	-	-
1.80%	191,774	46,962	18,340	-	-	-	-	-
1.85%	51,146	73,898	22,240	-	-	-	-	-
1.90%	2,777	16,831	2,415	-	-	-	-	-
1.95%	371,998	91,080	60,250	-	-	-	-	-
2.00%	84,426	26,540	5,890	-	-	-	-	-
2.05%	54,124	37,690	20,853	-	-	-	-	-
2.10%	87,781	13,502	8,626	-	-	-	-	-
2.15%	37,361	5,254	2,201	-	-	-	-	-
2.20%	250,688	75,178	31,283	-	-	-	-	-
2.25%	16,974	5,817	736	-	-	-	-	-
2.30%	50,346	20,519	18,929	-	-	-	-	-
2.35%	2,249	4,987	441	-	-	-	-	-
2.40%	57,089	21,889	8,814	-	-	-	-	-
2.45%	4,076	1,843	902	-	-	-	-	-
2.50%	4,265	1,976	2,207	-	-	-	-	-
2.55%	14,666	21,931	2,409	-	-	-	-	-
2.60%	436	520	-	-	-	-	-	-
2.65%	8,461	2,140	1,754	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	579	2,853	252	-	-	-	-	-
2.80%	179	1,465	-	-	-	-	-	-
2.85%	633	-	230	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$4,071,284	$1,510,678	$746,740	$55	$12,028	$122,929	$200,220	$30,485

	SVDF	SVOF	WFVSCG	WFVSMV	WFVTRB	WFVOG2	OVGS3	OVGS4

0.40%	$-	$-	$427	$-	$-	$-	$-	$-
0.60%	-	-	762	-	-	-	-	-
0.65%	-	-	161	-	-	-	-	-
0.75%	-	-	467	-	-	-	-	522
0.80%	-	-	227	-	-	-	527	-
0.85%	-	-	3,447	-	-	-	-	420
0.95%	-	-	651	-	-	-	-	3,512
1.05%	-	-	881	-	-	-	-	2,770
1.10%	-	-	13,322	87	-	-	-	2,012
1.15%	-	-	49,127	-	351	71	-	72,114
1.20%	-	-	-	-	-	-	-	423
1.25%	-	-	5,415	-	3,446	-	-	12,035
1.30%	12	3,840	183,352	-	-	-	203,036	34,390
1.35%	-	-	21,473	-	-	-	-	32,564
1.40%	549	277	13,610	-	-	199	41,814	4,737
1.45%	-	-	7,415	-	-	-	-	17,537
1.50%	-	-	79,714	-	-	-	-	37,550
1.55%	-	-	69,727	-	-	-	-	51,626
1.60%	-	-	45,883	-	-	374	-	17,712
1.65%	-	-	18,557	-	-	-	-	12,221
1.70%	-	-	1,223	-	-	-	-	2,511
1.75%	-	-	182,630	-	-	36	-	52,991
1.80%	-	-	15,218	-	-	-	-	11,215
1.85%	-	-	35,939	-	-	-	-	8,209
1.90%	-	-	2,508	-	-	-	-	1,195
1.95%	-	-	53,902	-	-	-	-	15,323
2.00%	-	-	12,428	-	-	-	-	5,071
2.05%	-	-	12,982	-	-	-	-	3,360
2.10%	-	-	23,694	-	-	-	-	7,550
2.15%	-	-	2,043	-	-	-	-	1,216
2.20%	-	-	29,964	-	-	-	-	15,393
2.25%	-	-	2,835	-	-	-	-	166
2.30%	-	-	15,426	-	-	-	-	3,846
2.35%	-	-	2,095	-	-	-	-	827
2.40%	-	-	8,278	-	-	-	-	849
2.45%	-	-	1,860	-	-	-	-	41
2.50%	-	-	1,908	-	-	-	-	215
2.55%	-	-	3,151	-	-	-	-	907
2.60%	-	-	4,442	-	-	-	-	1,310
2.65%	-	-	521	-	-	-	-	87
2.70%	-	-	179	-	-	-	-	-
2.75%	-	-	251	-	-	-	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$561	$4,117	$928,095	$87	$3,797	$680	$245,377	$434,427

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	FTVDM3	TIF3	FTVGI3	HIBF3	GEM3	GEM6	GIG3	NVMIG3

0.40%	$-	$-	$-	$-	$-	$-	$-	$-
0.60%	-	-	-	8	-	-	-	-
0.65%	-	-	56	-	-	-	-	-
0.75%	-	-	729	134	-	341	-	-
0.80%	129	107	242	472	287	-	340	497
0.85%	-	-	912	762	-	622	-	-
0.95%	76	952	681	1,343	-	342	-	-
1.05%	219	377	878	489	-	223	-	-
1.10%	838	6,443	2,942	1,177	-	979	-	-
1.15%	13,399	50,827	63,943	52,381	-	30,849	-	-
1.20%	97	270	164	34	-	72	-	-
1.25%	1,267	6,266	6,482	5,084	-	3,562	-	-
1.30%	10,462	13,297	95,893	54,786	51,814	13,164	63,634	98,610
1.35%	3,857	13,347	23,815	11,611	-	9,748	-	-
1.40%	3,703	4,690	24,029	15,934	10,022	1,338	36,338	44,587
1.45%	2,342	10,965	20,251	9,992	-	7,767	-	-
1.50%	2,938	12,952	49,962	37,463	-	29,152	-	-
1.55%	19,254	57,143	39,637	47,356	-	23,465	-	-
1.60%	1,060	3,858	62,821	28,203	-	23,200	-	-
1.65%	1,727	7,428	17,831	10,120	-	8,114	-	-
1.70%	757	8,563	3,421	2,485	-	1,247	-	-
1.75%	11,283	69,944	86,932	48,659	-	40,329	-	-
1.80%	3,024	10,596	37,781	23,488	-	6,464	-	-
1.85%	1,078	6,418	15,838	22,402	-	6,220	-	-
1.90%	1,067	3,313	533	1,716	-	837	-	-
1.95%	2,887	10,825	24,336	9,645	-	14,081	-	-
2.00%	1,766	11,130	8,069	5,500	-	3,390	-	-
2.05%	158	889	5,512	2,615	-	4,666	-	-
2.10%	2,058	5,890	4,550	3,074	-	13,203	-	-
2.15%	1,203	4,266	3,640	1,984	-	1,965	-	-
2.20%	170	4,267	19,151	15,750	-	17,851	-	-
2.25%	47	1,506	1,658	467	-	1,066	-	-
2.30%	566	4,277	4,844	6,231	-	3,622	-	-
2.35%	61	9,982	137	445	-	524	-	-
2.40%	199	686	449	95	-	211	-	-
2.45%	309	1,555	95	1,032	-	1,281	-	-
2.50%	55	5,701	656	-	-	349	-	-
2.55%	-	599	1,219	625	-	2,336	-	-
2.60%	-	1,108	273	-	-	986	-	-
2.65%	90	89	866	159	-	1,648	-	-
2.70%	-	648	-	-	-	-	-	-
2.75%	-	321	-	11	-	-	-	-
2.80%	-	319	-	-	-	319	-	-
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	57	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$88,146	$351,871	$631,228	$423,732	$62,123	$275,533	$100,312	$143,694

	GVDIV3	GVDIV6	ACVVS1

0.40%	$-	$89	$-
0.60%	-	-	-
0.65%	-	128	-
0.75%	-	991	-
0.80%	59	-	-
0.85%	-	679	-
0.95%	-	827	-
1.05%	-	438	-
1.10%	-	7,010	-
1.15%	-	41,903	-
1.20%	-	380	-
1.25%	-	2,741	-
1.30%	13,868	33,061	9
1.35%	-	7,918	-
1.40%	7,073	1,664	-
1.45%	-	4,206	-
1.50%	-	17,967	-
1.55%	-	33,617	-
1.60%	-	5,663	-
1.65%	-	7,610	-
1.70%	-	4,484	-
1.75%	-	77,691	-
1.80%	-	3,800	-
1.85%	-	7,895	-
1.90%	-	3,432	-
1.95%	-	15,662	-
2.00%	-	7,592	-
2.05%	-	5,124	-
2.10%	-	3,803	-
2.15%	-	2,240	-
2.20%	-	7,193	-
2.25%	-	943	-
2.30%	-	4,794	-
2.35%	-	3,288	-
2.40%	-	1,258	-
2.45%	-	1,155	-
2.50%	-	3,303	-
2.55%	-	478	-
2.60%	-	431	-
2.65%	-	787	-
2.70%	-	52	-
2.75%	-	-	-
2.80%	-	401	-
2.85%	-	-	-
2.90%	-	-	-
2.95%	-	-	-
3.00%	-	-	-
3.05%	-	-	-
3.10%	-	-	-
3.40%	-	-	-

	$21,000	$322,698	$9

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2014 and 2013, total transfers to the Account from the fixed account were $971,905,312 and $927,915,455, respectively, and total transfers from the Account to the fixed account were $173,561,568 and $227,209,766, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For contracts with the Extra Value option, the Company contributed $14,025,741 and $15,596,840 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2014 and 2013, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

For guaranteed minimum death benefits, the Company contributed $3,350,109 and $4,697,906 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2014 and 2013, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

For Purchase Payment Credits, the Company contributed $6,518,850 and $5,377,846 to the Account in the form of additional credit to the contract owner accounts for the years ended December 31, 2014 and 2013, respectively. These amounts are included in purchase payments received from contract owners and, as applicable, are applied to a contract when cumulative purchase payments reach certain aggregate levels.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•	Level 1 - Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•	Level 2 - Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•	Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2014.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2014:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$45,160,449,892	$-	$-	$45,160,449,892

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2014 were as follows:

	Purchases of Investments	Sales of Investments
Mid Cap Growth Portfolio - Class S Shares ( ALMCS )	$17,583	$86,428
VPS Dynamic Asset Allocation Portfolio - Class A ( ALVDAA )	139,796	41,072
VPS Dynamic Asset Allocation Portfolio - Class B ( ALVDAB )	8,188,453	552,852
VP Inflation Protection Fund - Class I ( ACVIP1 )	160,406	6,368
Growth Fund - Class 1 ( AFGF )	811,793	845,136
High-Income Bond Fund - Class 1 ( AFHY )	2,005,277	2,157,026
Managed Risk Asset Allocation Fund - Class P2 ( AVPAP2 )	388,093,058	6,041,832
U.S. Government/AAA-Rated Securities Fund - Class 1 ( AFGC )	55,196	101,791
Global Allocation V.I. Fund - Class III ( MLVGA3 )	121,171,977	4,416,561
Money Market Portfolio(TM) ( CHSMM )	5,426,066	6,243,835
VIP Value Series: Service Class ( DWVVLS )	379,707	26,704
VIP Small Cap Value Series: Service Class ( DWVSVS )	22,616,910	4,589,521
Stock Index Fund, Inc. - Initial Shares ( DSIF )	8,285,343	28,616,018
Stock Index Fund, Inc. - Service Shares ( DSIFS )	13,750,224	34,892,690
Socially Responsible Growth Fund Inc - Initial Shares ( DSRG )	4,156,433	5,401,576
Floating-Rate Income Fund ( ETVFR )	31,831,073	10,583,751
VIP Real Estate Portfolio: Service Class 2 ( FRESS2 )	507,391	20,288
Goldman Sachs Global Markets Navigator Fund - Service Shares ( GVGMNS )	2,519,031	663,604
VA International Equity Fund ( HVIE )	3,316,241	1,552,933
VA Situs Fund ( HVSIT )	8,606,741	8,792,898
V.I. Mid Cap Core Equity - Series II Shares ( IVMCC2 )	7,323,175	884,126
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares ( IVKMG2 )	2,364,486	6,032,584
Balanced-Risk Allocation Fund: Series I Shares ( IVBRA1 )	164,704	1,410
Mid Cap Value Portfolio: Class 1 ( JPMMV1 )	3,044,909	4,019,881
Balanced Portfolio: Service Shares ( JABS )	985,952	1,771,207
Enterprise Portfolio: Service Shares ( JAMGS )	114,717	705
Forty Portfolio: Service Shares ( JACAS )	52,771,346	28,613,943
Global Technology Portfolio: Service Shares ( JAGTS )	17,127,328	8,369,418
Overseas Portfolio: Service Shares ( JAIGS )	16,499,273	11,254,260
Retirement Emerging Markets Equity Portfolio - Service Shares ( LZREMS )	14,946,361	645,974
Investors Growth Stock Series - Service Class ( MIGSC )	602,669	1,688,104
New Discovery Series - Service Class ( MNDSC )	11,893,111	7,748,880
Utilities Series - Service Class ( MVUSC )	95,391	2,627
Value Series - Service Class ( MVFSC )	24,249,325	45,825,809
Variable Insurance Trust II - MFS International Value Portfolio - Service Class ( MVIVSC )	36,959,297	6,347,749
Core Plus Fixed Income Portfolio - Class I ( MSVFI )	1,808,514	451,980
Core Plus Fixed Income Portfolio - Class II ( MSVF2 )	2,956,002	4,240,768
Emerging Markets Debt Portfolio - Class I ( MSEM )	152,584	393,909
Emerging Markets Debt Portfolio - Class II ( MSEMB )	206,967	129,489
Global Real Estate Portfolio - Class II ( VKVGR2 )	218,172	44,186
U.S. Real Estate Portfolio - Class I ( MSVRE )	1,165	6,940
U.S. Real Estate Portfolio - Class II ( MSVREB )	52	1,339
American Funds NVIT Managed Asset Allocation Fund Class II ( NAMAA2 )	187,293,937	72,388
American Funds NVIT Managed Growth-Income Fund Class II ( NAMGI2 )	21,687,304	32,571
American Century NVIT Multi Cap Value Fund - Class I ( NVAMV1 )	8,772,566	7,202,504
American Century NVIT Multi Cap Value Fund - Class II ( NVAMV2 )	33,565,593	25,832,498
American Funds NVIT Asset Allocation Fund - Class II ( GVAAA2 )	249,015,276	78,223,014
American Funds NVIT Bond Fund - Class II ( GVABD2 )	296,409,710	85,272,929
American Funds NVIT Global Growth Fund - Class II ( GVAGG2 )	31,719,598	12,989,267
American Funds NVIT Growth Fund - Class II ( GVAGR2 )	43,302,760	17,460,707
American Funds NVIT Growth-Income Fund - Class II ( GVAGI2 )	266,197,617	118,391,597
Federated NVIT High Income Bond Fund - Class I ( HIBF )	110,745,485	45,825,794
NVIT Emerging Markets Fund - Class I ( GEM )	14,550,419	2,279,913
NVIT Emerging Markets Fund - Class II ( GEM2 )	66,772,934	5,298,807
NVIT International Equity Fund - Class I ( GIG )	25,080,001	1,817,809
Variable Insurance Trust: NVIT International Equity Fund - Class VI ( NVIE6 )	13,028,107	3,076,829
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I ( NVNMO1 )	14,245,298	12,485,879
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II ( NVNMO2 )	6,953,973	10,065,967
Neuberger Berman NVIT Socially Responsible Fund - Class I ( NVNSR1 )	932,380	2,262,872
Neuberger Berman NVIT Socially Responsible Fund - Class II ( NVNSR2 )	3,604,639	46,913,066
NVIT Cardinal Aggressive Fund - Class II ( NVCRA2 )	20,559,427	4,740,172
NVIT Cardinal Balanced Fund - Class II ( NVCRB2 )	240,086,260	34,695,101
NVIT Cardinal Capital Appreciation Fund - Class II ( NVCCA2 )	195,797,694	158,799,934
NVIT Cardinal Conservative Fund - Class II ( NVCCN2 )	93,906,133	78,929,396
NVIT Cardinal Moderate Fund - Class II ( NVCMD2 )	167,449,864	139,290,482
NVIT Cardinal Moderately Aggressive Fund - Class II ( NVCMA2 )	60,009,031	43,126,246
NVIT Cardinal Moderately Conservative Fund - Class II ( NVCMC2 )	83,916,878	42,334,397
NVIT Core Bond Fund - Class I ( NVCBD1 )	2,065,977	978,659
NVIT Core Bond Fund - Class II ( NVCBD2 )	12,890,180	23,833,853
NVIT Core Plus Bond Fund - Class II ( NVLCP2 )	19,224,073	6,246,639
NVIT Nationwide Fund - Class I ( TRF )	2,087,321	16,594,015
NVIT Nationwide Fund - Class II ( TRF2 )	6,191,612	39,061,438
NVIT Government Bond Fund - Class I ( GBF )	36,320,388	77,606,140
American Century NVIT Growth Fund - Class I ( CAF )	904,151	4,093,263
American Century NVIT Growth Fund -Class II ( CAF2 )	14,541,508	4,935,657

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

NVIT International Index Fund - Class II ( GVIX2 )	63,670	673
NVIT International Index Fund - Class VIII ( GVIX8 )	12,976,068	2,492,700
NVIT Investor Destinations Aggressive Fund - Class II ( GVIDA )	14,895,108	42,885,680
NVIT Investor Destinations Balanced Fund - Class II ( NVDBL2 )	164,307,913	10,864,954
NVIT Investor Destinations Capital Appreciation Fund - Class II ( NVDCA2 )	76,556,305	68,107,416
NVIT Investor Destinations Conservative Fund - Class II ( GVIDC )	81,338,048	92,550,857
NVIT Investor Destinations Moderate Fund - Class II ( GVIDM )	53,615,949	272,957,270
NVIT Investor Destinations Moderately Aggressive Fund - Class II ( GVDMA )	19,771,563	193,004,830
NVIT Investor Destinations Moderately Conservative Fund - Class II ( GVDMC )	66,241,114	58,230,216
NVIT Mid Cap Index Fund - Class I ( MCIF )	24,495,465	12,472,954
NVIT Money Market Fund - Class I ( SAM )	205,465,313	205,124,603
NVIT Multi-Manager International Growth Fund - Class I ( NVMIG1 )	37,489,780	3,195,103
NVIT Multi-Manager International Growth Fund - Class VI ( NVMIG6 )	16,206,746	29,358,804
NVIT Multi-Manager International Value Fund - Class I ( GVDIVI )	5,105,556	538,213
NVIT Multi-Manager International Value Fund - Class II ( GVDIV2 )	75,181,081	8,929,904
NVIT Multi-Manager Large Cap Growth Fund - Class I ( NVMLG1 )	1,949,769	2,969,087
NVIT Multi-Manager Large Cap Growth Fund - Class II ( NVMLG2 )	13,241,467	19,448,194
NVIT Multi-Manager Large Cap Value Fund - Class I ( NVMLV1 )	1,608,539	1,509,179
NVIT Multi-Manager Large Cap Value Fund - Class II ( NVMLV2 )	23,151,768	10,366,499
NVIT Multi-Manager Mid Cap Growth Fund - Class I ( NVMMG1 )	23,473,740	25,522,273
NVIT Multi-Manager Mid Cap Growth Fund - Class II ( NVMMG2 )	21,934,034	22,881,945
NVIT Multi-Manager Mid Cap Value Fund - Class I ( NVMMV1 )	23,223	1,106
NVIT Multi-Manager Mid Cap Value Fund - Class II ( NVMMV2 )	82,512,861	42,801,095
NVIT Multi-Manager Small Cap Growth Fund - Class I ( SCGF )	1,480,908	1,831,762
NVIT Multi-Manager Small Cap Growth Fund - Class II ( SCGF2 )	9,326,509	5,284,410
NVIT Multi-Manager Small Cap Value Fund - Class I ( SCVF )	4,024,364	7,881,194
NVIT Multi-Manager Small Cap Value Fund - Class II ( SCVF2 )	8,648,258	6,902,283
NVIT Multi-Manager Small Company Fund - Class I ( SCF )	12,099,475	10,166,093
NVIT Multi-Manager Small Company Fund - Class II ( SCF2 )	10,455,152	7,771,661
NVIT Multi-Sector Bond Fund - Class I ( MSBF )	42,385,255	16,397,654
NVIT Short Term Bond Fund - Class II ( NVSTB2 )	32,816,990	15,287,282
NVIT Large Cap Growth Fund - Class I ( NVOLG1 )	41,860,896	47,377,486
NVIT Large Cap Growth Fund - Class II ( NVOLG2 )	29,879,344	42,311,469
Templeton NVIT International Value Fund - Class III ( NVTIV3 )	34,032,543	31,726,462
Invesco NVIT Comstock Value Fund - Class I ( EIF )	237,495	12,171
Invesco NVIT Comstock Value Fund - Class II ( EIF2 )	13,865,409	23,248,420
NVIT Real Estate Fund - Class I ( NVRE1 )	20,530,547	6,486,026
NVIT Real Estate Fund - Class II ( NVRE2 )	54,377,019	10,023,152
Loring Ward NVIT Moderate Fund - Class II ( NVLM2 )	1,510,531	104,550
Loring Ward NVIT Capital Appreciation Fund - Class II ( NVLCA2 )	158,224	1,054
NVIT Cardinal(SM) Managed Growth Fund - Class II ( NCPG2 )	562,981,035	639,817
NVIT Cardinal(SM) Managed Growth & Income Fund: Class II ( NCPGI2 )	291,195,915	3,499,750
NVIT Investor Destinations Managed Growth Fund: Class II ( IDPG2 )	348,186,867	1,393,133
NVIT Investor Destinations Managed Growth & Income Fund: Class II ( IDPGI2 )	190,703,100	345,816
NVIT Small Cap Index Fund Class II ( NVSIX2 )	15,935,902	1,091,168
NVIT S&P 500 Index Fund Class II ( GVEX2 )	120,072,862	4,600,136
TOPS Managed Risk Balanced ETF Portfolio - Class 4 ( NOTB4 )	6,754,832	779,937
TOPS Managed Risk Growth ETF Portfolio - Class 4 ( NOTG4 )	4,400,451	1,525,888
TOPS Managed Risk Moderate Growth ETF Portfolio - Class 4 ( NOTMG4 )	7,764,471	342,813
Foreign Bond Portfolio (U.S. Dollar-Hedged): Administrative Class ( PMVFHA )	113,050	2,371
Real Return Portfolio - Advisor Class ( PMVRA )	25,546	5,220
VPS Balanced Wealth Strategy Portfolio - Class B ( ALVBWB )	168,748	43,836
VPS Growth and Income Portfolio - Class B ( ALVGIB )	394,445	1,694,135
VPS Small/Mid Cap Value Portfolio - Class A ( ALVSVA )	91,420	11,891
VPS Small/Mid Cap Value Portfolio - Class B ( ALVSVB )	23,740,221	16,250,899
VP Balanced Fund - Class I ( ACVB )	5,302,391	4,219,168
VP Capital Appreciation Fund - Class I ( ACVCA )	19,231	17,098
VP Income & Growth Fund - Class I ( ACVIG )	2,178,265	3,513,904
VP Income & Growth Fund - Class II ( ACVIG2 )	599,992	1,005,910
VP Inflation Protection Fund - Class II ( ACVIP2 )	38,162,394	37,571,723
VP International Fund - Class I ( ACVI )	39,736	41,644
VP International Fund - Class III ( ACVI3 )	5,127	5,083
VP Mid Cap Value Fund - Class I ( ACVMV1 )	2,789,025	3,010,406
VP Mid Cap Value Fund - Class II ( ACVMV2 )	34,158,661	14,203,383
Mid Cap Stock Portfolio- Service Shares ( DVMCSS )	10,849,500	1,623,287
Small Cap Stock Index Portfolio - Service Shares ( DVSCS )	9,780,343	25,669,585
Appreciation Portfolio - Initial Shares ( DCAP )	2,341,114	7,066,157
Appreciation Portfolio - Service Shares ( DCAPS )	13,276,145	19,058,023
Opportunistic Small Cap Portfolio: Service Shares ( DVDLS )	114,840	298,791
Growth and Income Portfolio - Initial Shares ( DGI )	608,857	2,208,999
Managed Tail Risk Fund II: Service Shares ( FCA2S )	293,705	361,928
Quality Bond Fund II - Primary Shares ( FQB )	857,666	1,681,527
Quality Bond Fund II - Service Shares ( FQBS )	2,137,470	5,931,907
Contrafund(R)Portfolio - Service Class 2 ( FC2 )	79,470	79,473
Equity-Income Portfolio - Initial Class ( FEIP )	14,869,350	45,746,719
VIP Value Strategies Portfolio - Service Class 2 ( FVSS2 )	281,377	1,893,844
High Income Portfolio - Initial Class ( FHIP )	2,410,840	5,955,353
VIP Asset Manager Portfolio - Initial Class ( FAMP )	8,467,210	18,080,069
VIP Energy Portfolio - Service Class 2 ( FNRS2 )	23,287,375	16,145,307
VIP Equity-Income Portfolio - Service Class 2 ( FEI2 )	33,458,414	17,301,677
VIP Freedom Fund 2010 Portfolio - Service Class ( FF10S )	1,347,011	1,484,494
VIP Freedom Fund 2010 Portfolio - Service Class 2 ( FF10S2 )	26,066,473	10,301,581
VIP Freedom Fund 2020 Portfolio - Service Class ( FF20S )	2,373,426	1,752,729
VIP Freedom Fund 2020 Portfolio - Service Class 2 ( FF20S2 )	26,186,688	27,955,899
VIP Freedom Fund 2030 Portfolio - Service Class ( FF30S )	1,470,970	1,679,035
VIP Freedom Fund 2030 Portfolio - Service Class 2 ( FF30S2 )	13,700,286	4,781,467
VIP Growth Portfolio - Initial Class ( FGP )	1,759,503	45,631,446
VIP Growth Portfolio - Service Class 2 ( FG2 )	71,386,354	18,601,937
VIP High Income Portfolio - Initial Class R ( FHIPR )	2,928,573	4,558,564
VIP Investment Grade Bond Portfolio - Service Class ( FIGBS )	3,882,189	5,334,082
VIP Investment Grade Bond Portfolio - Service Class 2 ( FIGBP2 )	26,560,308	54,441,268
VIP Mid Cap Portfolio - Service Class ( FMCS )	1,836,290	5,714,257
VIP Mid Cap Portfolio - Service Class 2 ( FMC2 )	18,010,797	34,008,120
VIP Overseas Portfolio - Initial Class ( FOP )	704,210	7,237,537
VIP Overseas Portfolio - Initial Class R ( FOPR )	1,431,920	3,345,060
VIP Overseas Portfolio - Service Class 2 ( FO2 )	21,931	497,335
VIP Overseas Portfolio - Service Class 2 R ( FO2R )	13,069,811	8,473,984
VIP Value Strategies Portfolio - Service Class ( FVSS )	326,741	2,100,044
Franklin Income Securities Fund - Class 2 ( FTVIS2 )	78,264,321	10,364,510
Rising Dividends Securities Fund - Class 2 ( FTVRD2 )	2,346,290	10,137,858
Small Cap Value Securities Fund - Class 2 ( FTVSV2 )	16,699,251	30,800,240
Mutual Global Discovery Securities Fund - Class 2 ( FTVMD2 )	284,036	23,239
Templeton Developing Markets Securities Fund - Class 2 ( FTVDM2 )	18,138,402	2,941,165
Templeton Foreign Securities Fund - Class 2 ( TIF2 )	71,470,096	11,444,487
Templeton Global Bond Securities Fund - Class 2 ( FTVGI2 )	145,857,480	3,749,749
VIP Founding Funds Allocation Fund - Class 2 ( FTVFA2 )	34,014,386	4,862,835
Franklin Strategic Income Securities Fund: Class 2 ( FTVSI2 )	282,004	2,461
Franklin High Income Securities Fund: Class 2 ( FTVHI2 )	914,915	418,215
Structured Small Cap Equity Fund: Service Shares ( GVSSCS )	14,057	1,782
Short Duration Bond Portfolio - I Class Shares ( AMTB )	8,602,990	38,378,700
Growth Portfolio - I Class Shares ( AMTG )	1,555	3,307
International Portfolio - S Class Shares ( AMINS )	56,410	13,237

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

Advisers Management Trust: Large Cap Value Portfolio - Class I ( AMTP )		170	1,045
Small-Cap Growth Portfolio - S Class Shares ( AMFAS )		1,369,933	1,742,138
Socially Responsive Portfolio - I Class Shares ( AMSRS )		809,208	6,862,880
International Growth Fund/VA- Service Shares ( OVIGS )		10,603,656	65,401
Capital Income Fund/VA - Non-Service Shares ( OVMS )		896,317	4,986,025
Core Bond Fund/VA - Non-Service Shares ( OVB )		2,275,960	4,186,606
Global Securities Fund/VA - Non-Service Shares ( OVGS )		65,392,621	20,083,242
Global Securities Fund/VA - Service Class ( OVGSS )		103,045,068	5,835,631
International Growth Fund/VA - Non-Service Shares ( OVIG )		405,156	14,698
Main Street Fund(R)/VA - Non-Service Shares ( OVGI )		1,808,992	1,597,034
Main Street Fund(R)/VA - Service Class ( OVGIS )		8,729,115	44,440,485
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares ( OVSC )		4,376,296	3,623,232
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares ( OVSCS )		35,001,931	14,120,130
Discovery Mid Cap Growth Fund/VA - Non-Service Shares ( OVAG )		944,338	3,316,181
Global Strategic Income Fund/VA: Non-service Shares ( OVSB )		471,617	370,317
Global Strategic Income Fund/VA: Service Shares ( OVSBS )		1,937,219	2,241,067
All Asset Portfolio - Advisor Class ( PMVAAD )		12,789,917	7,818,789
Foreign Bond Portfolio (Unhedged) - Advisor Class ( PMVFAD )		3,066,817	10,612,151
Low Duration Portfolio - Advisor Class ( PMVLAD )		55,186,135	34,463,307
Total Return Portfolio - Advisor Class ( PMVTRD )		45,470,386	22,272,244
CommodityRealReturn(R) Strategy Portfolio - Advisor Class ( PMVRSD )		85,442	976
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class ( PMVEBD )		6,124,416	868,847
Variable Insurance Trust - High Yield Portfolio - Advisor Class ( PMVHYD )		908,449	837,177
VT Growth & Income Fund: Class IB ( PVGIB )		117,841	679,640
VT International Equity Fund: Class IB ( PVTIGB )		3,018	53,704
VT Voyager Fund: Class IB ( PVTVB )		622,845	696,776
VI American Franchise Fund - Series II Shares ( ACEG2 )		1,547,445	3,063,819
Diversified Stock Fund Class A Shares ( VYDS )		6,699	38,899
Small-Cap Portfolio - Investment Class ( ROCSC )		321,662	12,397
Variable Fund - Multi-Hedge Strategies ( RVARS )		12,599,698	2,286,339
Blue Chip Growth Portfolio - II ( TRBCG2 )		40,120	41,241
Equity Income Portfolio - II ( TREI2 )		65,972	65,228
Health Sciences Portfolio - II ( TRHS2 )		77,774,035	25,271,213
Limited-Term Bond Portfolio - II ( TRLT2 )		2,510	2,515
VIP Trust - Global Hard Assets Fund- Service Class ( VWHAS )		20,353,223	14,266,095
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class ( VWBF )		3,398,396	3,376,961
VIP Trust Emerging Markets Fund - Initial Class ( VWEM )		4,498,507	5,205,049
VIP Trust Global Hard Assets Fund - Initial Class ( VWHA )		71,234	9,142,314
Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility ( WRPMAV )		5,715,509	193,337
Ivy Funds VIP - Pathfinder Moderately Conservative - Managed Volatility ( WRPMCV )		433,264	15,047
Ivy Funds VIP - Pathfinder Moderate - Managed Volatility ( WRPMMV )		2,894,400	271,819
Variable Insurance Portfolios - Asset Strategy ( WRASP )		95,844,854	12,453,790
Variable Insurance Portfolios - High Income ( WRHIP )		59,456,134	44,829,536
Variable Insurance Portfolios - Mid Cap Growth ( WRMCG )		22,014,827	1,655,119
Variable Insurance Portfolios - Pathfinder Aggressive ( WRPAP )		40,992	150
Variable Insurance Portfolios - Pathfinder Conservative ( WRPCP )		890,005	433,337
Variable Insurance Portfolios - Pathfinder Moderate ( WRPMP )		4,524,619	1,055,665
Variable Insurance Portfolios - Pathfinder Moderately Aggressive ( WRPMAP )		8,349,436	2,683,839
Variable Insurance Portfolios - Pathfinder Moderately Conservative ( WRPMCP )		1,037,554	701,786
Advantage VT Discovery Fund ( SVDF )		5,065	8,998
Advantage VT Opportunity Fund - Class 2 ( SVOF )		42,621	72,286
Advantage VT Small Cap Growth Fund - Class 2 ( WFVSCG )		24,230,125	7,923,555
Advantage VT Small Cap Value Fund - Class 2 ( WFVSMV )		1,029	1,762
Advantage VT Total Return Bond Fund - Class 2 ( WFVTRB )		4,144	3,799
Advantage - VT Omega Growth Fund - Class 2 ( WFVOG2 )		8,453	10,981
Global Securities Fund/VA - Class 3 (obsolete) ( OVGS3 )		445,193	58,319,992
Global Securities Fund/VA - Class 4 (obsolete) ( OVGS4 )		4,476,019	92,521,258
Templeton Developing Markets Securities Fund - Class 3 (obsolete) ( FTVDM3 )		262,621	18,845,200
Templeton Foreign Securities Fund - Class 3 (obsolete) ( TIF3 )		697,051	72,805,385
Templeton Global Bond Securities Fund - Class 3 (obsolete) ( FTVGI3 )		2,438,693	131,186,697
Federated NVIT High Income Bond Fund - Class III (obsolete) ( HIBF3 )		7,711,857	96,267,783
NVIT Emerging Markets Fund - Class III (obsolete) ( GEM3 )		253,986	16,145,135
NVIT Emerging Markets Fund - Class VI (obsolete) ( GEM6 )		4,026,696	58,282,883
NVIT International Equity Fund - Class III (obsolete) ( GIG3 )		740,167	25,084,671
NVIT Multi-Manager International Growth Fund - Class III (obsolete) ( NVMIG3 )		394,691	35,249,701
NVIT Multi-Manager International Value Fund - Class III (obsolete) ( GVDIV3 )		206,523	5,212,316
NVIT Multi-Manager International Value Fund - Class VI (obsolete) ( GVDIV6 )		2,465,326	67,431,763
VP Vista(SM) Fund - Class I (obsolete) ( ACVVS1 )		296	2,664

	Total	$7,607,287,843	$4,374,095,105

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2014, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2014. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented. Contract owner’s equity presented below may not agree to the contract owner’s equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Mid Cap Growth Portfolio - Class S Shares (ALMCS)
2014	0.95% to 1.05%	26,168	$19.89 to $ 19.66	$516,473	0.00%	6.56% to 6.45%
2013	0.95% to 1.05%	29,458	18.67 to 18.47	545,847	0.00%	34.12% to 33.98%
2012	0.95% to 1.05%	29,102	13.92 to 13.79	402,340	0.00%	14.59% to 14.47%
2011	0.95% to 1.45%	32,647	12.15 to 11.64	393,138	0.00%	-9.46% to -9.91%
2010	0.95% to 1.45%	34,119	13.41 to 12.93	452,475	0.00%	17.75% to 17.16%
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)
2014	0.40% to 0.60%	10,220	10.98 to 10.95	112,134	0.89%	4.03% to 3.82%
2013	0.40%	1,477	10.56	15,595	0.36%	5.59%	****
VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)
2014	1.10% to 2.65%	1,392,186	11.60 to 11.12	15,847,152	0.40%	3.06% to 1.45%
2013	1.15% to 2.60%	742,493	11.25 to 10.97	8,266,416	0.30%	10.65% to 9.02%
2012	1.15% to 2.55%	196,701	10.16 to 10.07	1,991,149	0.09%	1.64% to 0.68%	****
VP Inflation Protection Fund - Class I (ACVIP1)
2014	0.40% to 0.60%	21,218	9.38 to 9.35	198,937	1.58%	3.16% to 2.96%
2013	0.40% to 0.60%	5,112	9.09 to 9.08	46,489	0.76%	-9.06% to -9.18%	****
Growth Fund - Class 1 (AFGF)
2014	1.30%	106,861	117.92	12,601,077	1.44%	7.37%
2013	1.30%	112,638	109.82	12,370,410	1.18%	28.74%
2012	1.30%	125,616	85.31	10,715,793	1.06%	16.65%
2011	1.30%	133,488	73.13	9,761,912	0.85%	-5.30%
2010	1.30%	142,179	77.23	10,979,803	0.97%	17.46%
High-Income Bond Fund - Class 1 (AFHY)
2014	1.30%	21,295	57.09	1,215,827	4.36%	-0.51%
2013	1.30%	24,207	57.38	1,389,069	7.34%	5.51%
2012	1.30%	35,854	54.39	1,950,049	7.73%	12.42%
2011	1.30%	37,304	48.38	1,804,784	9.81%	0.85%
2010	1.30%	37,078	47.97	1,778,708	10.52%	13.88%
Managed Risk Asset Allocation Fund - Class P2 (AVPAP2)
2014	0.40% to 2.75%	65,640,615	11.38 to 10.94	798,451,750	0.07%	2.50% to 0.08%
2013	0.40% to 2.55%	32,981,115	11.10 to 11.87	395,954,374	2.15%	11.03% to 17.51%	****
2012	1.15% to 2.30%	1,300,941	10.12 to 10.10	13,160,237	1.27%	1.22% to 1.03%	****
U.S. Government/AAA-Rated Securities Fund - Class 1 (AFGC)
2014	1.30%	25,113	35.65	895,197	1.33%	3.87%
2013	1.30%	26,433	34.32	907,146	0.87%	-4.14%
2012	1.30%	30,588	35.80	1,095,025	1.20%	0.88%
2011	1.30%	34,457	35.49	1,222,715	2.00%	6.46%
2010	1.30%	36,578	33.33	1,219,260	1.84%	4.56%
Global Allocation V.I. Fund - Class III (MLVGA3)
2014	0.40% to 2.85%	22,411,842	16.15 to 14.02	336,749,454	2.54%	1.52% to -0.97%
2013	0.40% to 2.65%	16,742,221	15.91 to 14.30	251,321,137	1.27%	13.96% to 11.38%
2012	0.65% to 2.65%	11,530,622	13.83 to 12.84	154,015,464	1.60%	9.25% to 7.05%
2011	0.75% to 2.65%	10,016,317	12.62 to 11.99	123,669,985	2.63%	-4.36% to -6.19%
2010	0.75% to 2.65%	6,572,107	13.20 to 12.78	85,557,591	1.68%	8.94% to 6.85%
Money Market Portfolio(TM) (CHSMM)
2014	0.75% to 1.55%	884,847	9.75 to 9.76	8,890,073	0.01%	-0.74% to -1.54%
2013	0.65% to 1.55%	949,742	9.88 to 9.91	9,707,822	0.01%	-0.64% to -1.54%
2012	0.65% to 1.55%	1,047,948	9.94 to 10.06	10,825,869	0.01%	-0.64% to -1.54%
2011	0.75% to 1.55%	1,391,226	9.97 to 10.22	14,443,732	0.01%	-0.74% to -1.54%
2010	0.75% to 1.55%	1,300,472	10.04 to 10.38	13,862,136	0.01%	-0.70% to -1.50%
VIP Value Series: Service Class (DWVVLS)
2014	0.40% to 0.60%	47,661	13.22 to 13.18	629,639	1.24%	13.25% to 13.02%
2013	0.40% to 0.60%	19,338	11.68 to 11.66	225,706	0.00%	16.78% to 16.62%	****
VIP Small Cap Value Series: Service Class (DWVSVS)
2014	0.40% to 2.75%	1,869,070	12.95 to 12.44	23,690,053	0.26%	5.20% to 2.71%
2013	0.40% to 2.65%	466,331	12.31 to 12.12	5,692,293	0.00%	23.09% to 21.23%	****
Stock Index Fund, Inc. - Initial Shares (DSIF)
2014	0.80% to 1.40%	5,106,390	41.17 to 47.01	243,861,596	1.74%	12.52% to 11.84%
2013	0.80% to 1.40%	5,646,503	36.59 to 42.03	241,002,392	1.84%	30.97% to 30.18%
2012	0.80% to 1.40%	6,373,721	27.94 to 32.29	208,787,008	2.02%	14.81% to 14.11%
2011	0.80% to 1.40%	7,343,204	24.34 to 28.29	210,627,633	1.79%	1.06% to 0.45%
2010	0.80% to 1.40%	8,556,559	24.08 to 28.17	244,155,883	1.80%	13.92% to 13.23%
Stock Index Fund, Inc. - Service Shares (DSIFS)
2014	0.40% to 2.80%	7,085,178	16.00 to 19.37	169,352,638	1.48%	12.65% to 9.94%
2013	0.40% to 2.70%	8,091,350	14.20 to 19.50	174,125,566	1.62%	31.18% to 28.15%
2012	0.40% to 2.85%	7,884,652	10.82 to 13.70	131,104,877	1.82%	15.01% to 12.18%
2011	0.40% to 2.85%	7,723,730	9.41 to 12.21	113,970,712	1.60%	1.21% to -1.27%
2010	0.40% to 2.85%	7,353,016	9.30 to 12.37	109,163,971	1.61%	14.08% to 11.28%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
2014	0.80% to 1.40%	1,151,261	$32.19 to $ 37.39	$45,614,538	1.06%	12.55% to 11.86%
2013	0.80% to 1.40%	1,265,074	28.60 to 33.42	44,786,596	1.26%	33.27% to 32.46%
2012	0.80% to 1.40%	1,435,555	21.46 to 25.23	38,303,631	0.82%	11.08% to 10.40%
2011	0.80% to 1.40%	1,619,263	19.32 to 22.85	39,089,761	0.90%	0.10% to -0.51%
2010	0.80% to 1.40%	1,858,295	19.31 to 22.97	45,067,265	0.89%	13.90% to 13.21%
Floating-Rate Income Fund (ETVFR)
2014	0.40% to 2.75%	2,099,789	10.15 to 9.81	20,901,456	3.22%	0.17% to -1.86%	****
2013	0.40% to 0.60%	16,659	10.13 to 10.12	168,751	1.47%	1.34% to 1.20%	****
VIP Real Estate Portfolio: Service Class 2 (FRESS2)
2014	0.40% to 0.60%	57,644	11.60 to 11.56	667,305	2.50%	29.28% to 29.02%
2013	0.40% to 0.60%	14,671	8.97 to 8.96	131,494	2.12%	-10.27% to -10.39%	****
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
2014	0.40% to 2.85%	571,852	10.84 to 11.27	6,651,026	0.04%	3.53% to 0.98%
2013	0.40% to 2.30%	406,175	10.47 to 11.27	4,622,209	0.09%	4.67% to 10.96%	****
2012	1.15% to 2.20%	55,968	10.23 to 10.16	570,936	0.00%	2.33% to 1.61%	****
VA International Equity Fund (HVIE)
2014	0.40% to 2.65%	1,319,092	11.76 to 10.69	14,796,809	2.13%	-7.06% to -9.16%
2013	0.40% to 2.65%	1,179,976	12.65 to 11.77	14,418,065	1.70%	22.41% to 19.65%
2012	0.40% to 2.50%	917,015	10.33 to 9.87	9,259,820	1.50%	13.58% to 11.18%
2011	0.40% to 2.35%	672,762	9.10 to 8.89	6,042,943	2.60%	-11.91% to -13.63%
2010	1.15% to 2.25%	25,460	10.32 to 10.30	262,513	0.00%	3.16% to 2.97%	****
VA Situs Fund (HVSIT)
2014	0.40% to 2.55%	2,049,869	17.47 to 15.95	34,123,200	0.51%	-2.46% to -4.56%
2013	0.40% to 2.60%	2,149,202	17.91 to 16.68	37,089,198	0.35%	31.39% to 28.49%
2012	0.40% to 2.65%	1,678,205	13.63 to 12.97	22,301,050	0.00%	22.13% to 19.37%
2011	0.75% to 2.70%	1,261,261	11.11 to 10.86	13,876,653	0.05%	-1.65% to -3.58%
2010	0.85% to 2.35%	45,685	11.30 to 11.27	515,595	0.00%	12.97% to 12.69%	****
V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)
2014	0.40% to 2.75%	984,626	13.30 to 12.48	12,646,474	0.00%	3.75% to 1.30%
2013	0.40% to 2.65%	571,438	12.82 to 12.34	7,167,431	0.61%	27.95% to 25.06%
2012	0.40% to 2.65%	153,532	10.02 to 9.87	1,525,895	0.00%	0.19% to -1.32%	****
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)
2014	0.75% to 2.75%	1,552,810	14.17 to 13.42	21,539,179	0.00%	6.88% to 4.73%
2013	0.75% to 2.75%	1,802,302	13.26 to 12.81	23,558,853	0.22%	35.58% to 32.85%
2012	0.75% to 2.85%	2,201,353	9.78 to 9.64	21,398,232	0.00%	-2.23% to -3.64%	****
Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
2014	0.40% to 0.60%	20,089	10.46 to 10.42	209,848	0.00%	5.49% to 5.28%
2013	0.40%	5,179	9.92	51,350	1.57%	-0.85%	****
Mid Cap Value Portfolio: Class 1 (JPMMV1)
2014	0.80% to 1.40%	629,150	26.96 to 25.28	16,042,419	0.79%	14.19% to 13.50%
2013	0.80% to 1.40%	706,041	23.61 to 22.27	15,844,686	0.92%	31.24% to 30.45%
2012	0.80% to 1.40%	597,636	17.99 to 17.07	10,278,714	0.98%	19.41% to 18.69%
2011	0.80% to 1.40%	404,489	15.07 to 14.38	5,854,364	1.33%	1.35% to 0.73%
2010	0.80% to 1.40%	463,358	14.87 to 14.28	6,650,267	1.21%	22.47% to 21.73%
Balanced Portfolio: Service Shares (JABS)
2014	0.95% to 2.20%	481,380	23.08 to 21.63	11,224,356	1.50%	7.21% to 5.86%
2013	0.95% to 2.20%	528,268	21.53 to 20.44	11,547,602	1.97%	18.66% to 17.17%
2012	0.95% to 2.20%	637,267	18.14 to 17.44	11,759,269	2.54%	12.30% to 10.88%
2011	0.95% to 2.30%	655,718	16.15 to 15.59	10,841,461	2.28%	0.39% to -0.97%
2010	0.95% to 2.45%	781,885	16.09 to 15.55	12,961,037	2.54%	7.09% to 5.47%
Enterprise Portfolio: Service Shares (JAMGS)
2014	0.40% to 0.60%	9,705	13.64 to 13.59	132,135	0.02%	11.79% to 11.57%
2013	0.40% to 0.60%	836	12.20 to 12.18	10,189	0.04%	21.97% to 21.80%	****
Forty Portfolio: Service Shares (JACAS)
2014	0.40% to 2.80%	6,633,166	14.32 to 23.70	149,619,507	0.03%	8.03% to 5.43%
2013	0.40% to 2.80%	7,528,794	13.26 to 22.48	160,065,223	0.58%	30.36% to 27.22%
2012	0.40% to 2.95%	8,531,781	10.17 to 17.41	141,263,768	0.59%	23.36% to 20.20%
2011	0.40% to 2.95%	8,157,179	8.24 to 14.48	111,233,520	0.25%	-7.31% to -9.68%
2010	0.40% to 2.95%	8,528,417	8.90 to 16.04	127,857,338	0.24%	6.05% to 3.34%
Global Technology Portfolio: Service Shares (JAGTS)
2014	0.40% to 2.75%	3,355,733	13.79 to 13.81	36,917,587	0.00%	8.91% to 6.34%
2013	0.40% to 2.65%	2,738,469	12.66 to 13.01	27,240,388	0.00%	26.60% to 31.81%	****
2012	0.75% to 2.55%	2,402,225	10.00 to 9.87	17,312,385	0.00%	-0.02% to -1.25%	****
2011	0.80% to 1.40%	378,492	4.92 to 4.59	1,750,288	0.00%	-9.39% to -9.93%
2010	0.80% to 1.40%	429,603	5.43 to 5.09	2,204,148	0.00%	23.40% to 22.66%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Overseas Portfolio: Service Shares (JAIGS)
2014	0.75% to 2.80%	3,311,550	$9.86 to $ 23.77	$63,697,356	5.76%	-12.76% to -14.56%
2013	0.75% to 2.65%	3,552,741	11.30 to 29.98	76,740,060	3.02%	13.42% to 11.25%
2012	0.75% to 2.65%	4,239,187	9.96 to 26.94	80,356,795	0.91%	-0.39% to 10.17%	****
2011	0.80% to 2.15%	391,151	11.78 to 25.59	5,139,442	0.38%	-32.88% to -33.79%
2010	0.80% to 2.15%	470,786	17.55 to 38.65	9,286,940	0.52%	24.02% to 22.33%
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
2014	0.40% to 2.85%	1,378,884	9.41 to 9.35	12,697,617	4.80%	-5.02% to -6.46%	****
2013	0.40% to 0.60%	4,129	9.90 to 9.89	40,843	2.84%	-0.97% to -1.11%	****
Investors Growth Stock Series - Service Class (MIGSC)
2014	0.95% to 2.55%	315,243	21.12 to 21.19	7,570,883	0.28%	10.06% to 8.28%
2013	0.95% to 2.55%	379,071	19.19 to 19.57	8,313,066	0.41%	28.82% to 26.74%
2012	0.95% to 2.80%	480,417	14.89 to 13.71	8,220,030	0.22%	15.57% to 13.41%
2011	0.95% to 2.80%	638,301	12.89 to 12.09	9,464,140	0.25%	-0.58% to -2.43%
2010	0.95% to 2.80%	809,425	12.96 to 12.39	12,090,332	0.30%	11.09% to 9.01%
New Discovery Series - Service Class (MNDSC)
2014	0.40% to 2.65%	1,676,490	13.34 to 12.55	21,619,518	0.00%	-7.86% to -9.95%
2013	0.40% to 2.65%	1,688,392	14.47 to 13.93	23,938,810	0.00%	40.65% to 37.48%
2012	0.40% to 2.55%	250,099	10.29 to 10.14	2,551,639	0.00%	2.90% to 1.41%	****
Utilities Series - Service Class (MVUSC)
2014	0.40% to 0.60%	9,548	11.82 to 11.78	112,560	2.41%	12.02% to 11.79%
2013	0.40%	1,989	10.55	20,979	1.31%	5.48%	****
Value Series - Service Class (MVFSC)
2014	0.40% to 3.05%	14,263,480	15.88 to 21.53	384,539,770	1.32%	9.76% to 6.84%
2013	0.40% to 3.05%	15,568,092	14.46 to 20.15	386,356,234	0.99%	35.05% to 31.46%
2012	0.40% to 3.20%	16,598,824	10.71 to 15.10	308,624,081	1.41%	15.42% to 12.17%
2011	0.40% to 3.20%	19,464,081	9.28 to 13.46	317,118,489	1.23%	-0.86% to -3.65%
2010	0.65% to 3.20%	20,429,012	9.20 to 13.97	339,926,147	1.39%	10.49% to 7.66%
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
2014	0.40% to 2.80%	11,397,673	15.64 to 13.96	168,757,596	1.84%	0.73% to -1.70%
2013	0.40% to 2.80%	9,380,271	15.53 to 14.20	139,601,593	1.42%	27.12% to 24.06%
2012	0.40% to 2.65%	6,568,051	12.22 to 11.50	77,870,623	1.47%	15.47% to 12.85%
2011	0.40% to 2.80%	4,818,705	10.58 to 10.16	50,011,075	1.17%	-2.17% to -4.52%
2010	0.65% to 2.65%	1,400,680	10.80 to 10.65	15,034,804	0.00%	7.97% to 6.52%	****
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2014	0.80% to 1.40%	197,375	13.54 to 12.85	2,562,783	2.72%	6.99% to 6.35%
2013	0.80% to 1.40%	94,101	12.66 to 12.08	1,143,334	3.69%	-1.11% to -1.71%
2012	0.80% to 1.40%	114,987	12.80 to 12.29	1,420,643	4.60%	8.56% to 7.90%
2011	0.80% to 1.40%	139,216	11.79 to 11.39	1,592,352	3.55%	4.80% to 4.17%
2010	0.80% to 1.40%	180,620	11.25 to 10.94	1,981,504	5.84%	6.29% to 5.64%
Core Plus Fixed Income Portfolio - Class II (MSVF2)
2014	0.95% to 2.55%	1,156,982	13.98 to 11.48	15,005,462	3.00%	6.54% to 4.82%
2013	0.95% to 2.55%	1,277,247	13.12 to 10.95	15,607,321	3.45%	-1.52% to -3.12%
2012	0.95% to 2.70%	1,488,971	13.32 to 11.13	18,531,355	4.40%	8.15% to 6.24%
2011	0.95% to 3.05%	1,719,934	12.32 to 10.16	19,859,702	3.46%	4.40% to 2.20%
2010	0.95% to 3.05%	2,060,566	11.80 to 9.94	22,903,727	5.14%	5.84% to 3.60%
Emerging Markets Debt Portfolio - Class I (MSEM)
2014	0.80% to 1.40%	85,072	28.61 to 25.73	2,214,822	5.47%	2.10% to 1.49%
2013	0.80% to 1.40%	98,656	28.02 to 25.35	2,529,866	4.00%	-9.48% to -10.03%
2012	0.80% to 1.40%	119,137	30.95 to 28.18	3,393,878	2.84%	17.02% to 16.31%
2011	0.80% to 1.40%	146,190	26.45 to 24.23	3,579,650	3.51%	6.18% to 5.54%
2010	0.80% to 1.40%	172,642	24.91 to 22.96	4,003,378	4.15%	8.87% to 8.21%
Emerging Markets Debt Portfolio - Class II (MSEMB)
2014	0.40% to 2.05%	44,687	9.31 to 20.82	815,841	5.10%	2.48% to 0.78%
2013	0.60% to 2.05%	35,082	9.07 to 20.66	766,339	4.05%	-9.31% to -10.63%	****
2012	1.10% to 2.05%	40,884	25.46 to 23.12	1,006,127	2.77%	16.58% to 15.45%
2011	1.10% to 2.05%	47,925	21.84 to 20.02	1,015,627	3.48%	5.71% to 4.70%
2010	1.10% to 2.05%	56,191	20.66 to 19.12	1,129,707	4.12%	8.53% to 7.49%
Global Real Estate Portfolio - Class II (VKVGR2)
2014	0.40% to 2.55%	25,692	10.43 to 10.41	275,172	0.77%	13.40% to 10.95%
2013	0.40% to 2.55%	8,643	9.20 to 9.39	82,016	3.95%	-8.04% to 0.02%	****
2012	1.75% to 2.55%	6,184	9.81 to 9.38	59,694	0.53%	27.67% to 26.62%
U.S. Real Estate Portfolio - Class I (MSVRE)
2010	1.30%	312	46.86	14,620	1.02%	28.27%
U.S. Real Estate Portfolio - Class II (MSVREB)
2013	1.35%	27	27.39	739	0.86%	0.38%
2012	1.35%	27	27.28	737	0.55%	14.06%
2011	1.35%	27	23.92	646	0.34%	4.24%
2010	1.35%	27	22.95	620	0.78%	27.78%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
American Funds NVIT Managed Asset Allocation Fund Class II (NAMAA2)
2014	0.40% to 2.85%	18,774,801	$9.99 to $ 9.87	$186,508,714	2.13%	-0.13% to -1.28%	****
American Funds NVIT Managed Growth-Income Fund Class II (NAMGI2)
2014	1.15% to 2.75%	2,143,787	10.15 to 10.07	21,714,913	2.24%	1.48% to 0.71%	****
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2014	0.80% to 1.40%	2,467,526	23.45 to 22.66	56,170,444	1.99%	12.21% to 11.54%
2013	0.80% to 1.40%	2,696,763	20.90 to 20.32	54,995,928	1.81%	30.84% to 30.05%
2012	0.80% to 1.40%	3,121,609	15.97 to 15.62	48,909,691	0.95%	13.74% to 13.05%
2011	0.80% to 1.40%	3,763,621	14.04 to 13.82	52,118,578	1.57%	-0.16% to -0.76%
2010	0.80% to 1.40%	4,645,835	14.07 to 13.93	64,777,629	1.95%	12.56% to 11.88%
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
2014	0.40% to 2.85%	7,970,170	23.74 to 20.62	177,443,963	1.84%	12.50% to 9.73%
2013	0.40% to 2.95%	8,531,980	21.11 to 18.70	170,779,673	1.70%	31.15% to 27.79%
2012	0.40% to 3.30%	9,244,748	16.09 to 14.44	142,658,402	0.80%	13.99% to 10.66%
2011	0.40% to 3.30%	10,757,342	14.12 to 13.05	147,205,264	1.50%	0.09% to -2.82%
2010	0.65% to 3.30%	11,529,269	14.05 to 13.43	159,467,938	1.41%	12.42% to 9.42%
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2014	0.40% to 3.10%	366,259,790	20.04 to 12.52	5,277,274,067	0.96%	4.57% to 1.74%
2013	0.40% to 3.10%	352,795,401	19.17 to 12.30	4,915,430,706	1.30%	22.79% to 19.46%
2012	0.40% to 3.25%	331,857,633	15.61 to 10.19	3,804,061,084	1.32%	15.25% to 11.95%
2011	0.65% to 3.25%	298,878,335	9.64 to 9.10	3,003,333,545	1.22%	0.27% to -2.34%
2010	0.65% to 3.35%	211,427,824	9.62 to 9.27	2,134,403,370	1.30%	11.29% to 8.34%
American Funds NVIT Bond Fund - Class II (GVABD2)
2014	0.40% to 3.10%	152,420,112	11.78 to 10.04	1,761,545,398	1.28%	4.56% to 1.72%
2013	0.40% to 3.10%	135,018,265	11.27 to 9.87	1,507,737,411	1.87%	-2.96% to -5.59%
2012	0.40% to 3.30%	106,649,138	11.61 to 10.32	1,236,279,493	2.29%	4.55% to 1.49%
2011	0.65% to 3.30%	91,572,178	11.07 to 10.16	1,024,351,460	2.11%	5.04% to 2.24%
2010	0.65% to 3.35%	71,841,137	10.54 to 9.92	770,617,482	1.80%	5.30% to 2.49%
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2014	0.40% to 2.85%	14,633,884	13.94 to 13.54	221,909,548	0.73%	1.43% to -1.07%
2013	0.40% to 2.95%	13,261,501	13.74 to 13.58	200,905,979	0.40%	28.13% to 24.85%
2012	0.40% to 3.30%	11,903,007	10.73 to 10.61	142,527,413	0.88%	21.60% to 18.05%
2011	0.40% to 3.30%	11,697,772	8.82 to 8.99	116,477,223	0.91%	-9.67% to -12.30%
2010	0.40% to 3.30%	10,053,778	9.77 to 10.25	112,124,889	0.77%	10.86% to 7.63%
American Funds NVIT Growth Fund - Class II (GVAGR2)
2014	0.40% to 2.85%	25,379,860	14.39 to 12.95	367,777,799	0.46%	7.63% to 4.99%
2013	0.40% to 2.95%	23,231,955	13.37 to 12.23	316,995,054	0.33%	29.09% to 25.79%
2012	0.40% to 3.30%	21,178,621	10.35 to 9.49	226,732,776	0.22%	16.93% to 13.52%
2011	0.40% to 3.30%	21,925,386	8.85 to 8.36	203,005,498	0.26%	-5.07% to -7.83%
2010	0.65% to 3.30%	19,445,092	9.12 to 9.07	191,754,817	0.16%	17.43% to 14.30%
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2014	0.40% to 3.10%	152,683,209	15.20 to 11.71	2,022,271,032	0.81%	9.79% to 6.81%
2013	0.40% to 3.10%	141,379,875	13.84 to 10.96	1,724,502,696	1.03%	32.44% to 28.85%
2012	0.40% to 3.30%	135,436,985	10.45 to 8.41	1,257,381,268	1.07%	16.59% to 13.19%
2011	0.40% to 3.30%	125,082,554	8.97 to 7.43	1,005,278,616	0.90%	-2.63% to -5.46%
2010	0.65% to 3.35%	94,709,952	8.93 to 7.83	789,529,433	0.84%	10.25% to 7.34%
Federated NVIT High Income Bond Fund - Class I (HIBF)
2014	0.40% to 2.75%	3,331,749	9.91 to 16.04	66,619,379	5.02%	-0.94% to -0.27%	****
2013	0.95% to 2.15%	255,684	18.96 to 18.59	5,137,094	6.06%	6.06% to 4.77%
2012	0.95% to 2.15%	317,408	17.88 to 17.75	6,043,995	7.51%	13.47% to 12.09%
2011	0.95% to 2.20%	405,899	15.76 to 16.00	6,836,295	8.15%	2.83% to 1.58%
2010	0.95% to 2.35%	540,532	15.32 to 15.33	8,856,399	8.30%	12.08% to 10.50%
NVIT Emerging Markets Fund - Class I (GEM)
2014	0.40% to 1.40%	578,521	9.35 to 20.95	12,154,794	1.23%	-5.88% to -6.83%
2013	0.40% to 1.40%	14,366	9.93 to 22.48	236,988	1.18%	-0.70% to -0.66%	****
2012	0.80% to 1.40%	8,617	24.38 to 22.63	196,533	0.46%	16.28% to 15.57%
2011	0.80% to 1.40%	14,503	20.97 to 19.58	285,375	0.64%	-22.99% to -23.46%
2010	0.80% to 1.40%	18,106	27.23 to 25.59	465,619	0.05%	15.25% to 14.55%
NVIT Emerging Markets Fund - Class II (GEM2)
2014	0.75% to 2.80%	2,054,838	9.68 to 24.80	59,811,178	1.26%	-3.23% to -8.37%	****
2013	1.15% to 2.25%	28,105	34.04 to 30.14	924,616	0.92%	-0.73% to -1.83%
2012	1.15% to 2.25%	32,659	34.28 to 30.70	1,087,434	0.21%	15.64% to 14.35%
2011	1.10% to 2.25%	44,117	29.78 to 26.84	1,272,348	0.44%	-23.45% to -24.34%
2010	1.10% to 2.45%	52,785	38.90 to 34.91	1,988,828	0.00%	14.64% to 13.08%
NVIT International Equity Fund - Class I (GIG)
2014	0.40% to 1.40%	1,638,422	11.13 to 13.55	22,381,242	2.55%	-0.85% to -1.84%
2013	0.40% to 1.40%	8,336	11.23 to 13.81	101,582	0.68%	12.25% to 16.18%	****
2012	0.80% to 1.40%	3,168	12.80 to 11.88	38,015	0.84%	14.68% to 13.99%
2011	0.80% to 1.40%	3,386	11.16 to 10.42	35,746	1.25%	-10.49% to -11.03%
2010	0.80% to 1.40%	3,675	12.47 to 11.72	43,672	0.96%	12.38% to 11.71%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
2014	0.40% to 2.75%	4,306,729	$9.86 to $8.10	$37,716,834	3.65%	-1.12% to -3.45%
2013	0.40% to 2.75%	3,288,584	9.97 to 8.39	29,543,767	0.54%	17.09% to 14.33%
2012	0.40% to 2.75%	3,157,577	8.51 to 7.34	24,533,603	0.60%	14.76% to 12.05%
2011	0.40% to 2.75%	3,528,777	7.42 to 6.55	24,130,603	1.18%	-10.36% to - 12.47%
2010	0.40% to 2.80%	2,754,847	8.28 to 7.47	21,261,973	0.94%	12.55% to 9.84%
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2014	0.80% to 1.40%	6,161,181	13.76 to 13.22	81,826,962	0.87%	5.75% to 5.11%
2013	0.80% to 1.40%	7,038,080	13.02 to 12.58	88,865,814	1.01%	42.67% to 41.81%
2012	0.80% to 1.40%	7,916,101	9.12 to 8.87	70,427,668	1.41%	16.00% to 15.30%
2011	0.80% to 1.40%	9,418,341	7.86 to 7.69	72,619,219	0.56%	-12.32% to -12.85%
2010	0.80% to 1.40%	11,003,045	8.97 to 8.83	97,286,636	0.20%	14.68% to 13.99%
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)
2014	0.40% to 2.65%	2,346,283	13.85 to 12.01	30,361,971	0.75%	6.13% to 3.74%
2013	0.40% to 2.80%	2,987,351	13.05 to 11.47	36,797,573	0.94%	42.96% to 39.52%
2012	0.40% to 2.75%	2,768,451	9.13 to 8.24	24,154,968	1.40%	16.37% to 13.62%
2011	0.40% to 2.80%	3,122,319	7.84 to 7.24	23,656,246	0.56%	-12.01% to -14.13%
2010	0.65% to 2.75%	2,127,346	8.94 to 8.44	18,515,437	0.17%	14.64% to 12.21%
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
2014	0.80% to 1.40%	175,685	15.77 to 15.15	2,677,715	0.81%	9.72% to 9.05%
2013	0.80% to 1.40%	271,583	14.38 to 13.89	3,790,960	0.91%	37.66% to 36.82%
2012	0.80% to 1.40%	234,137	10.44 to 10.15	2,387,237	1.29%	10.60% to 9.93%
2011	0.80% to 1.40%	227,602	9.44 to 9.23	2,108,691	0.69%	-3.95% to -4.53%
2010	0.80% to 1.40%	202,690	9.83 to 9.67	1,964,901	0.86%	22.59% to 21.85%
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
2014	0.40% to 3.05%	10,053,530	16.89 to 13.44	149,785,781	0.79%	10.07% to 7.14%
2013	0.40% to 3.05%	13,130,785	15.35 to 12.55	178,916,238	0.69%	38.00% to 34.33%
2012	0.40% to 3.20%	15,266,456	11.12 to 9.27	152,375,245	1.04%	10.94% to 7.81%
2011	0.40% to 3.20%	19,248,367	10.02 to 8.60	174,928,764	0.62%	-3.65% to -6.36%
2010	0.65% to 3.20%	21,270,528	9.85 to 9.19	203,052,828	0.56%	22.76% to 19.61%
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
2014	0.75% to 2.75%	4,780,265	20.97 to 11.64	59,819,242	2.25%	3.71% to 1.62%
2013	0.75% to 2.70%	3,708,333	20.22 to 11.48	45,281,166	1.36%	28.50% to 25.98%
2012	0.75% to 2.60%	2,931,734	15.73 to 9.16	28,162,711	1.04%	15.28% to 13.13%
2011	0.75% to 2.65%	2,675,730	13.65 to 8.08	22,508,074	1.95%	-7.08% to -8.86%
2010	0.80% to 2.65%	2,416,119	9.32 to 8.87	22,008,706	0.35%	14.04% to 11.91%
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
2014	0.40% to 3.10%	170,119,173	14.19 to 11.23	2,131,595,271	2.37%	3.88% to 1.06%
2013	0.40% to 3.10%	159,209,883	13.66 to 11.11	1,940,345,195	1.72%	14.20% to 11.10%
2012	0.40% to 3.10%	145,128,586	11.96 to 10.00	1,561,559,296	1.57%	10.62% to 7.61%
2011	0.40% to 3.25%	128,328,881	10.81 to 9.24	1,259,936,055	2.45%	-1.74% to -4.54%
2010	0.40% to 3.25%	91,327,946	11.01 to 9.68	921,933,574	0.92%	9.96% to 6.82%
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
2014	0.40% to 3.00%	230,201,524	14.78 to 11.52	2,934,450,319	2.44%	4.28% to 1.56%
2013	0.40% to 3.00%	237,108,265	14.17 to 11.34	2,929,764,084	1.59%	20.76% to 17.61%
2012	0.40% to 3.00%	233,768,591	11.74 to 9.64	2,418,598,441	1.37%	13.19% to 10.23%
2011	0.40% to 3.00%	215,720,584	10.37 to 8.75	1,993,782,374	2.23%	-3.83% to -6.34%
2010	0.65% to 3.00%	134,184,859	10.72 to 9.34	1,303,699,380	0.69%	11.66% to 9.02%
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
2014	0.65% to 2.85%	62,574,511	13.43 to 10.77	737,227,944	2.19%	2.66% to 0.39%
2013	0.65% to 3.05%	63,620,813	13.09 to 10.60	736,273,959	1.73%	4.25% to 1.73%
2012	0.65% to 3.05%	67,968,499	12.55 to 10.42	761,069,541	1.92%	6.80% to 4.21%
2011	0.65% to 3.05%	54,984,947	11.75 to 10.00	581,434,652	2.58%	0.75% to -1.67%
2010	0.85% to 3.05%	35,658,142	11.63 to 10.17	377,651,311	1.21%	5.89% to 3.54%
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
2014	0.40% to 3.40%	229,287,740	14.48 to 11.11	2,900,569,131	2.39%	4.15% to 1.01%
2013	0.40% to 3.40%	234,566,759	13.91 to 11.00	2,881,167,187	1.67%	17.33% to 13.80%
2012	0.40% to 3.40%	212,166,284	11.85 to 9.67	2,246,273,889	1.45%	11.92% to 8.54%
2011	0.40% to 3.40%	194,824,445	10.59 to 8.91	1,863,452,955	2.32%	-2.72% to -5.65%
2010	0.65% to 3.25%	133,082,298	10.82 to 9.48	1,321,688,824	0.79%	10.65% to 7.75%
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
2014	0.75% to 3.05%	31,438,275	14.55 to 11.42	397,258,417	2.42%	3.78% to 1.37%
2013	0.75% to 3.05%	33,028,201	14.02 to 11.26	405,457,133	1.46%	23.34% to 20.49%
2012	0.75% to 3.05%	36,890,388	11.37 to 9.35	369,237,595	1.20%	13.72% to 11.08%
2011	0.75% to 3.25%	38,634,829	9.99 to 8.35	343,084,881	2.36%	-5.38% to -7.76%
2010	0.75% to 3.25%	40,125,331	10.56 to 9.05	379,893,041	0.56%	12.46% to 9.63%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
2014	0.40% to 2.95%	69,676,994	$13.84 to $11.18	$859,787,324	2.36%	3.67% to 1.01%
2013	0.40% to 2.95%	68,643,015	13.35 to 11.07	826,294,932	1.77%	10.79% to 7.96%
2012	0.40% to 2.95%	65,866,801	12.05 to 10.25	723,179,275	1.73%	9.60% to 6.79%
2011	0.40% to 2.95%	54,955,819	11.00 to 9.60	556,682,830	2.57%	-0.67% to -3.21%
2010	0.75% to 2.95%	39,080,002	10.98 to 9.92	402,595,617	1.02%	8.22% to 5.82%
NVIT Core Bond Fund - Class I (NVCBD1)
2014	0.80% to 1.40%	271,564	12.99 to 12.48	3,406,018	3.45%	4.21% to 3.58%
2013	0.80% to 1.40%	190,072	12.47 to 12.05	2,298,921	2.07%	-2.70% to -3.28%
2012	0.80% to 1.40%	263,240	12.81 to 12.46	3,289,537	3.36%	6.89% to 6.24%
2011	0.80% to 1.40%	235,110	11.99 to 11.72	2,763,344	3.22%	5.74% to 5.11%
2010	0.80% to 1.40%	209,916	11.34 to 11.15	2,346,078	2.54%	6.20% to 5.56%
NVIT Core Bond Fund - Class II (NVCBD2)
2014	0.40% to 3.05%	8,368,425	13.31 to 10.95	101,507,614	2.38%	4.26% to 1.49%
2013	0.40% to 3.05%	9,372,371	12.77 to 10.79	109,949,098	2.34%	-2.52% to -5.11%
2012	0.40% to 3.05%	9,816,211	13.10 to 11.37	119,381,480	2.62%	7.05% to 4.20%
2011	0.40% to 3.05%	11,130,478	12.24 to 10.91	127,534,053	2.69%	5.81% to 3.01%
2010	0.40% to 3.05%	13,216,889	11.56 to 10.59	144,795,792	2.18%	6.35% to 3.52%
NVIT Core Plus Bond Fund - Class II (NVLCP2)
2014	0.40% to 2.70%	4,904,620	14.50 to 12.15	64,579,296	2.30%	4.46% to 2.05%
2013	0.40% to 2.70%	3,944,916	13.88 to 11.91	50,288,214	1.66%	-2.44% to -4.69%
2012	0.40% to 2.70%	3,683,753	14.23 to 12.50	48,657,773	2.17%	6.69% to 4.22%
2011	0.40% to 2.70%	3,256,827	13.33 to 11.99	40,774,802	2.51%	5.62% to 3.19%
2010	0.75% to 2.70%	2,269,048	12.25 to 11.62	27,153,406	2.61%	7.30% to 5.20%
NVIT Nationwide Fund - Class I (TRF)
2014	0.80% to 1.40%	1,636,013	33.40 to 36.29	135,171,460	1.15%	11.25% to 10.58%
2013	0.80% to 1.40%	1,835,389	30.02 to 32.82	135,786,101	1.30%	30.05% to 29.27%
2012	0.80% to 1.40%	2,096,623	23.09 to 25.39	119,341,085	1.37%	13.30% to 12.61%
2011	0.80% to 1.40%	2,459,013	20.38 to 22.54	123,499,751	1.13%	-0.27% to -0.88%
2010	0.80% to 1.40%	2,827,396	20.43 to 22.74	144,432,190	1.00%	12.54% to 11.86%
NVIT Nationwide Fund - Class II (TRF2)
2014	0.40% to 3.05%	6,491,200	14.04 to 16.86	140,987,217	0.87%	11.37% to 8.41%
2013	0.40% to 3.05%	8,102,028	12.61 to 15.55	158,792,423	1.02%	30.27% to 26.80%
2012	0.65% to 3.20%	9,811,244	9.45 to 12.08	148,902,932	1.11%	13.11% to 10.20%
2011	0.65% to 3.20%	12,416,055	8.35 to 10.96	167,499,307	0.88%	-0.27% to -2.83%
2010	0.65% to 3.20%	14,608,151	8.38 to 11.28	199,289,832	0.68%	12.49% to 9.60%
NVIT Government Bond Fund - Class I (GBF)
2014	0.40% to 3.05%	16,944,271	12.41 to 10.63	271,504,303	1.93%	4.15% to 1.38%
2013	0.40% to 3.05%	20,054,696	11.92 to 10.49	305,167,631	1.88%	-4.44% to -6.98%
2012	0.40% to 3.20%	22,621,715	12.47 to 11.11	368,323,060	2.12%	2.64% to -0.25%
2011	0.40% to 3.20%	25,298,375	12.15 to 11.14	406,977,698	2.92%	6.83% to 3.83%
2010	0.40% to 3.20%	30,230,403	11.37 to 10.73	449,815,636	2.88%	4.36% to 1.43%
American Century NVIT Growth Fund - Class I (CAF)
2014	0.40% to 1.40%	1,270,746	13.20 to 26.25	36,871,450	0.35%	10.88% to 9.77%
2013	0.40% to 1.40%	1,371,740	11.90 to 23.92	36,296,848	0.66%	19.02% to 27.92%	****
2012	0.80% to 1.40%	1,556,489	17.41 to 18.70	32,162,891	0.54%	13.11% to 12.42%
2011	0.80% to 1.40%	1,730,666	15.40 to 16.63	31,767,638	0.57%	-1.48% to -2.08%
2010	0.80% to 1.40%	1,929,649	15.63 to 16.98	36,136,993	0.62%	18.29% to 17.58%
American Century NVIT Growth Fund - Class II (CAF2)
2014	0.40% to 2.75%	3,719,227	14.76 to 13.52	52,518,246	0.49%	10.60% to 7.99%
2013	0.40% to 2.65%	2,980,072	13.34 to 12.55	38,538,816	1.01%	28.89% to 25.98%
2012	0.40% to 2.80%	2,300,514	10.35 to 9.94	23,350,674	0.98%	13.32% to 10.59%
2011	0.40% to 2.55%	1,133,015	9.13 to 9.00	10,266,928	1.35%	-8.65% to -9.97%	****
NVIT International Index Fund - Class II (GVIX2)
2014	0.40%	5,529	10.39	57,426	3.50%	-6.50%
NVIT International Index Fund - Class VIII (GVIX8)
2014	0.65% to 2.65%	4,101,560	8.92 to 8.73	39,378,317	3.12%	-6.80% to -8.67%
2013	0.65% to 2.60%	3,121,010	9.57 to 9.60	32,543,493	3.00%	20.22% to 17.87%
2012	0.65% to 2.75%	2,316,939	7.96 to 8.06	20,283,307	2.53%	17.44% to 14.95%
2011	0.65% to 2.75%	2,533,356	6.78 to 7.01	19,050,533	2.62%	-13.41% to -15.24%
2010	0.65% to 2.75%	1,822,983	7.83 to 8.28	15,977,303	2.10%	6.70% to 4.45%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2014	0.40% to 3.05%	9,151,603	21.56 to 18.63	212,106,942	1.59%	4.57% to 1.78%
2013	0.40% to 3.05%	10,396,960	20.61 to 18.31	232,623,098	1.52%	26.74% to 23.37%
2012	0.75% to 3.05%	12,793,695	10.08 to 14.84	229,284,249	1.39%	15.03% to 12.36%
2011	0.75% to 3.05%	16,836,607	8.76 to 13.21	264,183,026	1.79%	-4.65% to -6.86%
2010	0.75% to 3.10%	20,614,506	9.19 to 14.12	341,454,727	1.70%	13.77% to 11.08%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2014	0.40% to 2.95%	79,083,321	$16.36 to $14.12	$1,215,729,285	1.79%	4.17% to 1.50%
2013	0.40% to 3.05%	69,467,461	15.70 to 13.85	1,036,338,855	1.87%	12.97% to 9.97%
2012	0.40% to 3.05%	54,359,537	13.90 to 12.59	725,544,444	1.98%	8.95% to 6.04%
2011	0.40% to 3.20%	39,506,703	12.76 to 11.83	489,089,921	2.15%	0.48% to -2.34%
2010	0.65% to 3.20%	21,980,236	12.64 to 12.11	273,719,201	1.26%	9.10% to 6.30%
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2014	0.40% to 3.00%	84,721,057	18.69 to 16.08	1,487,768,339	1.71%	4.79% to 2.06%
2013	0.40% to 3.00%	85,633,495	17.83 to 15.76	1,450,611,221	1.78%	19.02% to 15.91%
2012	0.40% to 3.00%	82,215,483	14.98 to 13.60	1,182,944,342	1.83%	11.80% to 8.88%
2011	0.40% to 3.00%	69,667,022	13.40 to 12.49	906,298,809	2.07%	-1.33% to -3.90%
2010	0.65% to 3.00%	32,219,088	13.52 to 13.00	429,561,830	1.21%	11.30% to 8.67%
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2014	0.60% to 2.75%	47,834,340	13.07 to 11.87	667,796,025	1.80%	3.27% to 1.03%
2013	0.65% to 2.80%	50,261,670	11.96 to 11.68	685,620,454	1.75%	4.15% to 1.90%
2012	0.65% to 2.80%	50,903,848	11.48 to 11.46	672,166,296	1.95%	4.49% to 2.22%
2011	0.65% to 2.80%	40,657,415	10.99 to 11.21	518,552,257	2.41%	2.26% to 0.06%
2010	0.65% to 2.85%	29,968,371	10.75 to 11.16	377,440,958	2.19%	5.20% to 2.88%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2014	0.40% to 3.00%	143,660,270	13.62 to 15.35	2,678,450,645	1.66%	4.76% to 2.03%
2013	0.40% to 3.00%	155,762,593	13.00 to 15.05	2,804,955,904	1.71%	16.16% to 13.13%
2012	0.40% to 3.05%	155,508,138	11.19 to 13.24	2,443,754,059	1.64%	10.37% to 7.42%
2011	0.40% to 3.15%	163,597,374	10.14 to 12.21	2,362,475,885	2.13%	-0.44% to -3.18%
2010	0.40% to 3.25%	166,698,445	10.19 to 12.51	2,456,068,489	1.95%	10.47% to 7.31%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2014	0.40% to 3.05%	46,994,555	13.65 to 17.27	1,026,988,892	1.61%	4.54% to 1.76%
2013	0.40% to 3.05%	55,228,742	13.06 to 16.98	1,164,979,300	1.58%	21.89% to 18.65%
2012	0.65% to 3.00%	67,732,226	10.57 to 14.38	1,179,694,762	1.55%	13.02% to 10.34%
2011	0.65% to 3.30%	80,738,644	9.36 to 12.69	1,253,194,315	2.01%	-2.76% to -5.35%
2010	0.65% to 3.10%	92,239,100	9.62 to 13.62	1,484,512,669	1.88%	12.10% to 9.34%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2014	0.40% to 3.00%	52,322,609	13.27 to 13.51	858,154,256	1.80%	4.32% to 1.60%
2013	0.40% to 3.00%	52,936,074	12.73 to 13.30	841,943,865	1.73%	10.05% to 7.18%
2012	0.40% to 3.05%	54,508,202	11.56 to 12.35	794,778,742	1.72%	7.61% to 4.74%
2011	0.40% to 3.05%	55,287,171	10.75 to 11.79	756,070,865	2.31%	1.65% to -1.04%
2010	0.40% to 3.05%	51,232,905	10.57 to 11.92	698,910,323	2.11%	8.08% to 5.21%
NVIT Mid Cap Index Fund - Class I (MCIF)
2014	0.40% to 2.75%	4,963,956	18.66 to 26.71	152,227,565	1.10%	8.98% to 6.41%
2013	0.40% to 2.65%	4,806,703	17.12 to 27.77	136,319,618	1.14%	32.52% to 29.52%
2012	0.40% to 2.75%	4,886,268	12.92 to 19.40	105,624,395	1.09%	17.00% to 14.24%
2011	0.40% to 3.05%	5,247,331	11.04 to 16.54	98,339,715	0.78%	-2.93% to -5.51%
2010	0.40% to 3.05%	5,115,318	11.37 to 17.50	99,473,389	1.28%	25.70% to 22.36%
NVIT Money Market Fund - Class I (SAM)
2014	0.40% to 2.90%	52,507,000	9.93 to 8.20	618,897,252	0.00%	-0.40% to -2.90%
2013	0.40% to 2.95%	51,823,152	9.97 to 8.39	618,554,973	0.00%	-0.40% to -2.95%
2012	0.40% to 3.30%	55,839,551	10.01 to 8.34	669,400,136	0.00%	-0.40% to -3.31%
2011	0.40% to 3.30%	52,755,926	10.05 to 8.63	654,112,501	0.00%	-0.40% to -3.29%
2010	0.40% to 3.30%	45,261,889	10.09 to 8.92	566,041,327	0.00%	-0.40% to -3.30%
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
2014	0.80% to 1.40%	3,252,855	9.74 to 9.70	31,573,613	1.05%	-2.58% to -2.99%	****
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
2014	0.40% to 3.05%	13,009,367	12.25 to 9.62	138,699,946	2.12%	-1.75% to -4.36%
2013	0.40% to 3.05%	15,025,508	12.47 to 10.06	164,321,828	0.99%	20.59% to 17.39%
2012	0.40% to 3.20%	17,611,397	10.34 to 8.51	161,275,138	0.33%	15.06% to 11.82%
2011	0.65% to 3.20%	20,747,296	8.37 to 7.61	166,929,621	1.07%	-10.21% to -12.51%
2010	0.65% to 3.20%	21,858,795	9.32 to 8.70	197,781,700	0.45%	13.07% to 10.17%
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
2014	0.80% to 1.40%	451,831	9.06 to 9.02	4,077,594	1.77%	-9.42% to -9.80%	****
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
2014	0.40% to 2.85%	3,915,281	9.07 to 13.14	59,443,203	2.68%	-9.34% to -12.25%	****
2013	0.95% to 2.10%	30,305	15.62 to 16.25	519,923	2.15%	19.90% to 18.51%
2012	0.95% to 2.10%	35,976	13.03 to 13.71	517,528	0.12%	15.93% to 14.58%
2011	0.95% to 2.10%	44,925	11.24 to 11.97	559,837	1.41%	-17.21% to -18.17%
2010	0.95% to 2.15%	58,167	13.57 to 14.57	884,469	1.88%	4.89% to 3.62%
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2014	0.80% to 1.40%	708,684	15.20 to 14.60	10,408,893	0.47%	9.55% to 8.89%
2013	0.80% to 1.40%	831,103	13.88 to 13.41	11,200,675	0.76%	33.66% to 32.86%
2012	0.80% to 1.40%	904,873	10.38 to 10.09	9,170,528	0.45%	15.42% to 14.72%
2011	0.80% to 1.40%	1,104,279	8.99 to 8.80	9,746,079	0.01%	-3.68% to -4.26%
2010	0.80% to 1.40%	1,296,267	9.34 to 9.19	11,938,684	0.06%	14.59% to 13.89%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
2014	0.40% to 3.05%	8,723,839	$15.50 to $ 12.85	$124,086,141	0.24%	9.71% to 6.79%
2013	0.40% to 3.05%	9,742,636	14.13 to 12.03	127,555,037	0.50%	33.88% to 30.32%
2012	0.40% to 3.20%	10,753,793	10.55 to 9.16	106,290,589	0.22%	15.67% to 12.42%
2011	0.40% to 3.20%	13,148,749	9.12 to 8.15	113,477,686	0.00%	-3.62% to -6.32%
2010	0.65% to 3.20%	14,383,005	9.33 to 8.70	130,345,255	0.00%	14.61% to 11.67%
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2014	0.80% to 1.40%	296,761	16.82 to 16.35	4,868,741	1.21%	9.63% to 8.97%
2013	0.80% to 1.40%	320,482	15.34 to 15.00	4,820,743	1.43%	34.36% to 33.54%
2012	0.80% to 1.40%	284,923	11.42 to 11.24	3,208,201	1.25%	16.87% to 16.16%
2011	0.80% to 1.40%	341,497	9.77 to 9.67	3,307,487	1.09%	-6.58% to -7.15%
2010	0.80% to 1.40%	368,018	10.46 to 10.42	3,835,629	0.50%	4.59% to 4.17%	****
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
2014	0.40% to 2.75%	5,883,975	15.50 to 12.45	79,361,366	1.09%	9.80% to 7.21%
2013	0.40% to 2.65%	5,423,937	14.12 to 11.68	67,465,993	1.25%	34.49% to 31.45%
2012	0.40% to 2.80%	5,175,853	10.50 to 8.82	48,453,793	1.19%	17.12% to 14.29%
2011	0.40% to 2.95%	5,145,247	8.96 to 7.67	41,597,008	0.87%	-6.47% to -8.86%
2010	0.40% to 2.95%	4,831,835	9.58 to 8.42	42,225,995	0.54%	12.29% to 9.42%
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2014	0.80% to 1.40%	12,805,808	15.26 to 14.66	188,821,261	0.00%	3.20% to 2.58%
2013	0.80% to 1.40%	14,421,413	14.79 to 14.29	207,116,635	0.00%	37.83% to 37.00%
2012	0.80% to 1.40%	16,471,475	10.73 to 10.43	172,515,313	0.00%	13.98% to 13.29%
2011	0.80% to 1.40%	18,999,885	9.41 to 9.21	175,492,290	0.00%	-4.99% to -5.57%
2010	0.80% to 1.40%	21,964,214	9.91 to 9.75	214,642,760	0.00%	25.80% to 25.04%
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
2014	0.40% to 3.05%	8,653,958	15.10 to 12.87	123,447,811	0.00%	3.31% to 0.56%
2013	0.40% to 3.05%	9,737,422	14.61 to 12.80	135,678,865	0.00%	38.05% to 34.38%
2012	0.40% to 3.20%	11,668,408	10.59 to 9.46	118,934,528	0.00%	14.18% to 10.97%
2011	0.40% to 3.20%	14,187,931	9.27 to 8.52	127,998,792	0.00%	-4.83% to -7.50%
2010	0.65% to 3.20%	15,990,746	9.87 to 9.21	153,386,874	0.00%	25.65% to 22.43%
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)
2014	0.40%	1,719	13.85	23,808	1.99%	16.68%
2013	0.40%	329	11.87	3,905	1.33%	18.70%	****
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2014	0.65% to 3.05%	18,226,226	18.22 to 15.48	315,118,479	1.36%	16.26% to 13.45%
2013	0.65% to 3.05%	20,097,001	15.67 to 13.65	301,002,162	1.16%	34.80% to 31.54%
2012	0.40% to 3.20%	22,970,709	12.07 to 10.30	257,001,207	1.09%	15.88% to 12.61%
2011	0.40% to 3.20%	27,202,766	10.41 to 9.14	265,164,390	0.81%	-2.71% to -5.44%
2010	0.65% to 3.20%	30,788,320	10.37 to 9.67	311,820,186	1.26%	18.85% to 15.81%
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2014	0.80% to 1.40%	608,105	11.46 to 10.49	6,466,067	0.00%	1.99% to 1.37%
2013	0.80% to 1.40%	729,385	11.24 to 10.35	7,636,699	0.00%	43.14% to 42.27%
2012	0.80% to 1.40%	896,886	7.85 to 7.27	6,598,263	0.00%	12.53% to 11.85%
2011	0.80% to 1.40%	954,853	6.98 to 6.50	6,273,549	0.00%	-1.44% to -2.04%
2010	0.80% to 1.40%	1,058,529	7.08 to 6.64	7,084,169	0.00%	24.44% to 23.69%
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
2014	0.40% to 2.80%	1,159,126	14.41 to 17.52	25,535,194	0.00%	2.13% to -0.33%
2013	0.40% to 2.65%	1,124,666	14.11 to 19.65	24,462,929	0.00%	43.37% to 40.14%
2012	0.40% to 2.80%	1,133,372	9.84 to 12.56	17,482,428	0.00%	12.64% to 9.92%
2011	0.65% to 2.80%	1,534,116	8.49 to 11.43	21,201,023	0.00%	-1.50% to -3.63%
2010	0.65% to 2.80%	1,120,559	8.62 to 11.86	16,035,870	0.00%	24.29% to 21.61%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2014	0.40% to 1.40%	1,020,116	13.34 to 34.85	35,935,394	0.51%	6.59% to 5.52%
2013	0.80% to 1.40%	1,227,066	36.32 to 33.03	41,046,063	0.82%	39.28% to 38.44%
2012	0.80% to 1.40%	1,335,920	26.08 to 23.86	32,239,790	0.82%	19.48% to 18.76%
2011	0.80% to 1.40%	1,530,375	21.83 to 20.09	31,072,461	0.44%	-5.83% to -6.40%
2010	0.80% to 1.40%	1,869,906	23.18 to 21.46	40,531,559	0.59%	25.59% to 24.83%
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2014	0.40% to 2.75%	1,133,233	18.92 to 25.82	37,480,517	0.29%	6.34% to 3.83%
2013	0.40% to 2.70%	1,171,234	17.80 to 28.23	36,924,190	0.67%	39.46% to 36.25%
2012	0.40% to 2.90%	1,031,471	12.76 to 17.99	23,534,009	0.53%	19.82% to 16.81%
2011	0.40% to 2.90%	1,135,796	10.65 to 15.40	22,006,668	0.31%	-5.83% to -8.19%
2010	0.85% to 2.90%	1,184,181	10.57 to 16.78	24,902,171	0.44%	25.40% to 22.81%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2014	0.40% to 1.40%	1,418,968	12.98 to 53.60	75,492,828	0.16%	0.41% to -0.60%
2013	0.60% to 1.40%	1,570,642	12.91 to 53.92	85,139,423	0.13%	29.06% to 38.94%	****
2012	0.80% to 1.40%	1,793,384	43.04 to 38.81	70,518,786	0.15%	14.58% to 13.88%
2011	0.80% to 1.40%	2,073,053	37.57 to 34.08	71,520,637	0.53%	-6.31% to -6.88%
2010	0.80% to 1.40%	2,424,228	40.10 to 36.60	89,746,825	0.28%	24.32% to 23.57%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
2014	0.40% to 2.65%	1,594,729	$16.24 to $ 26.00	$47,011,896	0.00%	0.15% to -2.11%
2013	0.40% to 2.95%	1,735,362	16.21 to 23.54	51,611,031	0.13%	39.99% to 36.41%
2012	0.40% to 2.95%	2,003,112	11.58 to 17.25	43,191,550	0.00%	14.76% to 11.82%
2011	0.75% to 2.95%	2,180,295	9.60 to 15.43	41,474,802	0.47%	-6.51% to -8.58%
2010	0.75% to 2.95%	2,354,378	10.27 to 16.88	48,456,246	0.06%	24.04% to 21.30%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2014	0.40% to 2.80%	13,686,203	13.35 to 12.62	213,806,609	3.24%	3.47% to 0.97%
2013	0.40% to 2.95%	12,261,303	12.91 to 12.29	187,266,465	3.53%	-1.52% to -4.04%
2012	0.40% to 2.95%	10,834,509	13.11 to 12.81	169,630,801	2.63%	11.80% to 8.93%
2011	0.40% to 2.95%	9,793,974	11.72 to 11.76	138,341,481	4.40%	5.13% to 2.44%
2010	0.65% to 2.95%	8,055,038	11.15 to 11.48	109,383,488	6.73%	9.87% to 7.33%
NVIT Short Term Bond Fund - Class II (NVSTB2)
2014	0.40% to 2.80%	11,240,208	11.23 to 9.52	116,324,594	1.04%	0.09% to -2.32%
2013	0.40% to 2.95%	9,506,940	11.22 to 9.66	99,464,599	1.20%	-0.29% to -2.85%
2012	0.40% to 3.30%	7,363,429	11.26 to 9.78	78,140,497	1.40%	3.11% to 0.10%
2011	0.40% to 3.30%	6,676,235	10.92 to 9.77	69,466,322	1.59%	0.89% to -2.04%
2010	0.65% to 3.30%	7,264,937	10.72 to 9.97	75,846,288	1.32%	1.75% to -0.96%
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2014	0.80% to 1.40%	16,100,387	23.43 to 22.64	366,069,572	0.71%	7.93% to 7.28%
2013	0.80% to 1.40%	18,014,768	21.71 to 21.10	381,522,398	0.77%	35.61% to 34.79%
2012	0.80% to 1.40%	20,923,729	16.01 to 15.66	328,501,051	0.69%	17.73% to 17.02%
2011	0.80% to 1.40%	24,571,339	13.60 to 13.38	329,412,509	0.66%	-3.01% to -3.60%
2010	0.80% to 1.40%	30,384,486	14.02 to 13.88	422,241,384	0.06%	7.93% to 7.28%
NVIT Large Cap Growth Fund - Class II (NVOLG2)
2014	0.40% to 2.80%	10,506,727	23.63 to 20.58	233,232,813	0.45%	8.13% to 5.52%
2013	0.40% to 2.95%	12,147,466	21.85 to 19.36	251,927,500	0.51%	35.74% to 32.27%
2012	0.40% to 2.95%	14,521,525	16.10 to 14.64	224,173,932	0.43%	17.95% to 14.92%
2011	0.65% to 2.95%	17,340,176	13.56 to 12.74	229,464,344	0.41%	-3.13% to -5.37%
2010	0.65% to 3.10%	21,739,959	14.00 to 13.43	299,585,237	0.07%	7.81% to 5.16%
Templeton NVIT International Value Fund - Class III (NVTIV3)
2014	0.40% to 3.05%	15,012,122	15.65 to 13.43	220,101,327	3.59%	-8.51% to -10.95%
2013	0.40% to 3.05%	15,771,695	17.11 to 15.08	255,205,998	1.81%	19.61% to 16.43%
2012	0.40% to 3.20%	17,866,204	14.30 to 12.88	244,192,723	2.44%	19.08% to 15.73%
2011	0.40% to 3.20%	19,166,748	12.01 to 11.13	222,434,162	2.83%	-12.78% to -15.23%
2010	0.65% to 3.20%	16,971,191	13.71 to 13.13	228,494,131	1.85%	5.65% to 2.95%
Invesco NVIT Comstock Value Fund - Class I (EIF)
2014	0.40% to 0.60%	34,050	13.03 to 12.99	443,482	2.30%	8.73% to 8.51%
2013	0.40% to 0.60%	16,278	11.98 to 11.97	195,038	0.00%	19.85% to 19.69%	****
Invesco NVIT Comstock Value Fund - Class II (EIF2)
2014	0.40% to 3.05%	7,305,999	15.96 to 19.06	180,247,716	1.28%	8.49% to 5.60%
2013	0.40% to 3.05%	7,694,919	14.71 to 18.05	176,761,059	0.00%	34.76% to 31.18%
2012	0.65% to 3.20%	7,739,216	10.32 to 13.55	133,169,084	1.01%	17.40% to 14.38%
2011	0.65% to 3.20%	8,681,768	8.79 to 11.85	128,259,076	1.14%	-3.18% to -5.66%
2010	0.65% to 3.20%	8,163,585	9.08 to 12.56	125,378,639	1.29%	14.70% to 11.75%
NVIT Real Estate Fund - Class I (NVRE1)
2014	0.80% to 1.40%	4,693,279	14.93 to 14.34	67,636,763	2.95%	27.85% to 27.08%
2013	0.80% to 1.40%	4,873,879	11.68 to 11.28	55,228,629	1.41%	2.22% to 1.60%
2012	0.80% to 1.40%	5,802,593	11.42 to 11.10	64,663,437	1.03%	14.86% to 14.16%
2011	0.80% to 1.40%	6,584,064	9.95 to 9.73	64,220,052	0.86%	5.65% to 5.01%
2010	0.80% to 1.40%	7,607,257	9.41 to 9.26	70,603,939	1.91%	29.14% to 28.36%
NVIT Real Estate Fund - Class II (NVRE2)
2014	0.40% to 2.85%	8,086,103	30.43 to 12.75	112,777,865	3.07%	28.09% to 24.94%
2013	0.40% to 2.80%	6,586,101	23.76 to 10.24	72,709,206	1.27%	2.29% to -0.18%
2012	0.65% to 2.80%	6,374,471	11.36 to 10.25	69,601,956	0.81%	14.83% to 12.34%
2011	0.65% to 2.80%	6,645,388	9.89 to 9.13	63,716,493	0.61%	5.45% to 3.17%
2010	0.85% to 2.80%	7,395,551	9.33 to 8.85	67,769,999	1.69%	28.72% to 26.19%
Loring Ward NVIT Moderate Fund - Class II (NVLM2)
2014	0.40% to 1.80%	125,679	11.38 to 11.11	1,401,443	3.20%	1.45% to 0.03%
2013	0.60%	2,099	11.20	23,510	0.71%	12.01%	****
Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)
2014	1.60% to 1.80%	13,188	11.48 to 11.45	151,431	1.86%	1.48% to 1.27%
NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)
2014	0.40% to 2.75%	69,392,456	11.10 to 10.66	755,595,648	3.76%	0.61% to -1.76%
2013	0.40% to 2.30%	20,316,134	11.03 to 10.89	222,426,695	3.28%	10.31% to 8.90%	****
NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)
2014	0.40% to 2.85%	34,616,610	11.09 to 10.64	376,761,705	3.64%	1.85% to -0.65%
2013	0.40% to 2.65%	9,283,008	10.89 to 10.73	100,339,679	3.34%	8.92% to 7.27%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
2014	0.40% to 2.50%	43,498,040	$10.96 to $ 10.58	$467,813,783	1.87%	1.33% to -0.81%
2013	0.40% to 2.30%	11,584,365	10.81 to 10.68	124,342,023	3.40%	8.14% to 6.76%	****
NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
2014	0.40% to 2.85%	24,393,200	10.94 to 10.50	262,077,939	2.20%	2.05% to -0.46%
2013	0.40% to 2.30%	6,817,671	10.73 to 10.59	72,583,126	3.12%	7.25% to 5.88%	****
NVIT Small Cap Index Fund Class II (NVSIX2)
2014	0.40% to 2.80%	1,861,847	13.17 to 12.64	24,010,339	1.25%	4.13% to 1.62%
2013	0.40% to 2.80%	723,265	12.65 to 12.44	9,071,715	2.35%	26.46% to 24.42%	****
NVIT S&P 500 Index Fund Class II (GVEX2)
2014	0.40% to 2.85%	12,997,434	13.26 to 12.72	168,655,614	2.77%	12.62% to 9.85%
2013	0.40% to 2.65%	3,743,803	11.77 to 11.59	43,701,775	3.41%	17.70% to 15.92%	****
TOPS Managed Risk Balanced ETF Portfolio - Class 4 (NOTB4)
2014	1.30% to 2.55%	1,045,776	10.91 to 10.62	11,316,209	1.13%	1.36% to 0.07%
2013	1.30% to 2.65%	496,927	10.77 to 10.60	5,328,079	0.96%	6.07% to 4.62%
2012	1.50% to 1.75%	28,003	10.15 to 10.14	284,049	0.00%	1.47% to 1.42%	****
TOPS Managed Risk Growth ETF Portfolio - Class 4 (NOTG4)
2014	1.30% to 2.50%	650,405	11.67 to 11.37	7,507,452	1.02%	-0.43% to -1.64%
2013	1.30% to 2.30%	402,119	11.72 to 11.58	4,688,876	1.59%	14.14% to 12.98%
2012	1.50% to 1.75%	14,748	10.27 to 10.26	151,391	0.00%	2.65% to 2.61%	****
TOPS Managed Risk Moderate Growth ETF Portfolio - Class 4 (NOTMG4)
2014	1.15% to 2.85%	835,495	11.54 to 10.39	9,509,888	1.41%	1.32% to -0.42%
2013	1.15% to 2.30%	189,573	11.39 to 11.23	2,144,830	1.25%	10.68% to 9.39%
2012	1.50% to 1.75%	7,494	10.28	77,059	0.00%	2.83% to 2.79%	****
Foreign Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)
2014	0.40% to 0.60%	10,527	10.82 to 10.78	113,773	1.56%	10.71% to 10.49%
Real Return Portfolio - Advisor Class (PMVRA)
2014	0.40%	5,579	9.19	51,261	1.15%	2.58%
2013	0.40%	3,432	8.96	30,740	3.61%	-10.43%	****
VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)
2014	0.40%	41,081	12.75	523,746	2.22%	6.68%
2013	0.40%	36,960	11.95	441,698	2.53%	15.81%
2012	0.40%	18,205	10.32	187,865	2.15%	12.92%
2011	0.40%	4,833	9.14	44,167	0.00%	-8.61%	****
VPS Growth and Income Portfolio - Class B (ALVGIB)
2014	0.95% to 2.25%	261,769	20.91 to 22.23	6,282,093	1.08%	8.25% to 6.83%
2013	0.95% to 2.30%	317,866	19.32 to 20.69	7,094,461	1.13%	33.31% to 31.50%
2012	0.95% to 2.30%	367,311	14.49 to 15.73	6,194,505	1.34%	16.13% to 14.54%
2011	0.95% to 2.30%	449,878	12.48 to 13.74	6,554,605	1.09%	5.06% to 3.64%
2010	0.95% to 2.60%	585,653	11.88 to 12.94	8,132,903	0.00%	11.73% to 9.87%
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
2014	0.40% to 0.60%	18,476	13.40 to 13.35	247,443	0.75%	8.76% to 8.54%
2013	0.40% to 0.60%	14,380	12.32 to 12.30	177,100	0.23%	23.19% to 23.02%	****
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)
2014	0.40% to 2.85%	2,879,983	18.75 to 27.23	97,393,192	0.46%	8.51% to 5.84%
2013	0.40% to 2.80%	2,947,714	17.28 to 25.87	92,748,360	0.41%	37.08% to 33.78%
2012	0.40% to 2.80%	2,682,273	12.61 to 19.34	62,525,958	0.29%	17.99% to 15.14%
2011	0.40% to 2.80%	2,665,187	10.68 to 16.79	53,434,948	0.24%	-8.99% to -11.18%
2010	0.40% to 2.80%	2,060,999	11.74 to 18.91	45,815,068	0.26%	26.08% to 23.05%
VP Balanced Fund - Class I (ACVB)
2014	0.80% to 1.40%	1,071,298	30.46 to 31.65	36,439,627	1.53%	8.97% to 8.32%
2013	0.80% to 1.40%	1,136,387	27.95 to 29.22	35,660,596	1.58%	16.49% to 15.78%
2012	0.80% to 1.40%	1,270,811	23.99 to 25.24	34,413,231	2.06%	10.90% to 10.23%
2011	0.80% to 1.40%	1,363,531	21.63 to 22.90	33,399,691	1.87%	4.49% to 3.86%
2010	0.80% to 1.40%	1,591,690	20.70 to 22.04	37,481,345	1.87%	10.74% to 10.07%
VP Capital Appreciation Fund - Class I (ACVCA)
2010	1.30%	197	49.69	9,789	0.00%	29.59%
VP Income & Growth Fund - Class I (ACVIG)
2014	0.80% to 1.40%	888,260	21.24 to 19.20	17,283,590	2.02%	11.60% to 10.93%
2013	0.80% to 1.40%	970,158	19.03 to 17.31	17,004,656	2.23%	34.73% to 33.92%
2012	0.80% to 1.40%	1,072,863	14.13 to 12.92	14,026,017	2.08%	13.82% to 13.13%
2011	0.80% to 1.40%	1,231,796	12.41 to 11.42	14,222,208	1.54%	2.29% to 1.67%
2010	0.80% to 1.40%	1,330,183	12.13 to 11.24	15,091,629	1.52%	13.23% to 12.55%
VP Income & Growth Fund - Class II (ACVIG2)
2014	0.95% to 2.40%	223,567	21.71 to 21.93	5,305,520	1.77%	11.26% to 9.64%
2013	0.95% to 2.40%	242,506	19.51 to 20.00	5,200,052	1.95%	34.20% to 32.23%
2012	0.95% to 2.40%	266,974	14.54 to 15.12	4,322,744	1.82%	13.37% to 11.70%
2011	0.95% to 2.40%	311,018	12.82 to 13.54	4,486,341	1.27%	1.88% to 0.39%
2010	0.95% to 2.55%	413,946	12.59 to 13.32	5,882,372	1.26%	12.78% to 10.96%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Inflation Protection Fund - Class II (ACVIP2)
2014	0.40% to 2.80%	18,201,387	$12.58 to $ 11.61	$246,972,854	1.30%	2.89% to 0.41%
2013	0.40% to 2.95%	18,608,330	12.22 to 11.37	247,747,141	1.63%	-8.85% to -11.18%
2012	0.40% to 3.30%	18,958,776	13.41 to 12.35	280,132,988	2.45%	6.96% to 3.83%
2011	0.40% to 3.30%	17,822,531	12.54 to 11.89	248,904,528	4.07%	11.30% to 8.07%
2010	0.40% to 3.30%	14,505,426	11.27 to 11.00	184,077,579	1.65%	4.70% to 1.65%
VP Mid Cap Value Fund - Class I (ACVMV1)
2014	0.40% to 1.40%	517,561	13.47 to 19.78	10,187,275	1.18%	15.96% to 14.79%
2013	0.40% to 1.40%	559,245	11.62 to 17.23	9,698,315	1.22%	16.17% to 28.29%	****
2012	0.80% to 1.40%	537,946	13.99 to 13.43	7,269,434	2.03%	15.40% to 14.70%
2011	0.80% to 1.40%	580,082	12.12 to 11.71	6,829,047	1.33%	-1.49% to -2.08%
2010	0.80% to 1.40%	563,062	12.30 to 11.96	6,762,218	2.25%	18.30% to 17.59%
VP Mid Cap Value Fund - Class II (ACVMV2)
2014	0.40% to 2.85%	5,721,471	20.59 to 20.35	131,436,311	1.02%	15.77% to 12.93%
2013	0.40% to 2.95%	5,082,599	17.78 to 17.86	102,297,713	1.07%	29.38% to 26.07%
2012	0.40% to 3.30%	5,121,977	13.74 to 13.78	80,532,667	1.88%	15.76% to 12.38%
2011	0.40% to 3.30%	4,998,981	11.87 to 12.26	68,625,791	1.21%	-1.24% to -4.11%
2010	0.75% to 3.30%	4,240,631	11.42 to 12.79	59,493,597	2.24%	18.08% to 15.05%
Mid Cap Stock Portfolio - Service Shares (DVMCSS)
2014	0.40% to 2.75%	882,717	10.96 to 10.78	9,590,077	0.00%	9.56% to 7.82%	****
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2014	0.40% to 3.05%	3,031,376	19.24 to 26.19	92,837,743	0.62%	4.70% to 1.92%
2013	0.40% to 3.05%	3,719,928	18.38 to 25.70	110,561,514	1.08%	40.15% to 36.43%
2012	0.40% to 3.20%	3,907,331	13.11 to 18.56	83,997,413	0.46%	15.28% to 12.03%
2011	0.40% to 3.20%	4,193,254	11.38 to 16.56	80,122,724	0.59%	0.16% to -2.65%
2010	0.40% to 3.20%	3,955,893	11.36 to 17.02	76,702,207	0.48%	25.32% to 21.80%
Appreciation Portfolio - Initial Shares (DCAP)
2014	0.80% to 1.40%	1,396,574	25.25 to 22.71	32,171,783	1.81%	7.23% to 6.58%
2013	0.80% to 1.40%	1,661,858	23.55 to 21.31	35,885,502	1.94%	20.13% to 19.41%
2012	0.80% to 1.40%	1,973,392	19.60 to 17.84	35,662,378	3.67%	9.54% to 8.88%
2011	0.80% to 1.40%	1,991,035	17.89 to 16.39	33,021,204	1.60%	8.14% to 7.49%
2010	0.80% to 1.40%	1,798,776	16.54 to 15.25	27,718,064	2.19%	14.40% to 13.70%
Appreciation Portfolio - Service Shares (DCAPS)
2014	0.40% to 2.75%	5,545,660	15.48 to 17.81	119,292,371	1.60%	7.40% to 4.86%
2013	0.40% to 2.75%	5,967,733	14.41 to 16.98	121,280,253	1.72%	20.34% to 17.50%
2012	0.40% to 2.75%	6,144,933	11.97 to 14.45	105,436,097	3.22%	9.70% to 7.10%
2011	0.40% to 2.80%	5,240,577	10.92 to 13.43	83,122,167	1.22%	8.30% to 5.70%
2010	0.75% to 2.80%	2,607,789	9.86 to 12.71	39,007,042	1.68%	14.18% to 11.83%
Opportunistic Small Cap Portfolio: Service Shares (DVDLS)
2014	0.95% to 2.25%	58,484	16.52 to 18.22	1,155,794	0.00%	0.36% to -0.96%
2013	0.95% to 2.25%	66,935	16.47 to 18.40	1,328,347	0.00%	46.81% to 44.89%
2012	0.95% to 2.25%	86,233	11.22 to 12.70	1,187,684	0.00%	19.09% to 17.53%
2011	0.95% to 2.25%	146,781	9.42 to 10.80	1,693,426	0.31%	-14.87% to -15.99%
2010	0.95% to 2.40%	146,633	11.06 to 12.71	1,954,963	0.67%	29.57% to 27.68%
Growth and Income Portfolio - Initial Shares (DGI)
2014	0.80% to 1.40%	686,816	24.39 to 21.86	15,222,758	0.77%	9.19% to 8.53%
2013	0.80% to 1.40%	758,596	22.33 to 20.14	15,480,153	0.90%	35.69% to 34.87%
2012	0.80% to 1.40%	861,337	16.46 to 14.93	13,022,469	1.43%	17.13% to 16.42%
2011	0.80% to 1.40%	981,613	14.05 to 12.83	12,734,711	1.23%	-3.57% to -4.15%
2010	0.80% to 1.40%	1,135,487	14.57 to 13.38	15,357,509	1.20%	17.66% to 16.95%
Managed Tail Risk Fund II: Service Shares (FCA2S)
2014	0.95% to 2.25%	58,869	14.62 to 14.86	957,834	1.85%	-2.27% to -3.55%
2013	0.95% to 2.30%	77,503	14.96 to 15.32	1,294,213	0.75%	15.01% to 13.44%
2012	0.95% to 2.40%	90,443	13.01 to 13.37	1,322,091	0.27%	8.98% to 7.38%
2011	0.95% to 2.40%	119,610	11.93 to 12.45	1,615,658	0.50%	-6.40% to -7.77%
2010	0.95% to 2.40%	159,179	12.75 to 13.50	2,289,941	0.62%	11.93% to 10.30%
Quality Bond Fund II - Primary Shares (FQB)
2014	0.80% to 1.40%	547,230	16.74 to 15.50	8,560,284	3.72%	2.96% to 2.34%
2013	0.80% to 1.40%	613,836	16.26 to 15.15	9,376,584	4.42%	0.23% to -0.38%
2012	0.80% to 1.40%	741,288	16.22 to 15.21	11,356,698	4.05%	8.84% to 8.18%
2011	0.80% to 1.40%	780,758	14.90 to 14.06	11,050,770	5.28%	1.46% to 0.84%
2010	0.80% to 1.40%	917,867	14.69 to 13.94	12,879,317	4.92%	7.64% to 6.99%
Quality Bond Fund II - Service Shares (FQBS)
2014	0.95% to 2.45%	1,947,824	14.75 to 12.34	27,031,892	3.60%	2.53% to 0.98%
2013	0.95% to 2.45%	2,269,504	14.39 to 12.22	30,823,735	4.10%	-0.21% to -1.72%
2012	0.95% to 2.60%	2,755,559	14.42 to 12.25	37,620,602	3.95%	8.40% to 6.59%
2011	0.95% to 2.60%	3,296,763	13.30 to 11.49	41,686,179	5.15%	1.02% to -0.65%
2010	0.95% to 2.70%	4,051,047	13.16 to 11.48	50,963,526	4.80%	7.25% to 5.36%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Equity-Income Portfolio - Initial Class (FEIP)
2014	0.80% to 1.40%	5,488,782	$36.50 to $ 43.45	$348,405,495	2.74%	7.85% to 7.20%
2013	0.80% to 1.40%	6,152,207	33.84 to 40.53	363,993,754	2.44%	27.12% to 26.35%
2012	0.80% to 1.40%	7,055,782	26.62 to 32.08	329,203,117	3.02%	16.37% to 15.66%
2011	0.80% to 1.40%	8,145,845	22.88 to 27.73	327,038,946	2.36%	0.17% to -0.44%
2010	0.80% to 1.40%	9,449,660	22.84 to 27.86	380,431,480	1.77%	14.23% to 13.54%
VIP Value Strategies Portfolio - Service Class 2 (FVSS2)
2014	1.10% to 2.35%	247,059	32.69 to 28.10	7,757,929	0.74%	5.34% to 4.01%
2013	1.10% to 2.65%	297,744	31.03 to 26.13	8,897,390	0.63%	28.75% to 26.74%
2012	1.10% to 2.65%	387,864	24.10 to 20.62	9,012,217	0.34%	25.66% to 23.69%
2011	1.10% to 2.65%	490,823	19.18 to 16.67	9,070,473	0.64%	-10.04% to -11.44%
2010	1.10% to 3.10%	670,043	21.32 to 16.18	13,530,923	0.28%	24.95% to 22.43%
High Income Portfolio - Initial Class (FHIP)
2014	0.80% to 1.40%	1,237,260	21.97 to 22.57	40,224,920	5.41%	0.35% to -0.26%
2013	0.80% to 1.40%	1,392,887	21.89 to 22.62	45,516,358	5.54%	5.10% to 4.46%
2012	0.80% to 1.40%	1,611,234	20.83 to 21.66	50,388,870	5.46%	13.31% to 12.63%
2011	0.80% to 1.40%	1,920,320	18.38 to 19.23	53,138,689	6.45%	3.20% to 2.58%
2010	0.80% to 1.40%	2,252,355	17.81 to 18.75	60,665,536	7.27%	12.91% to 12.23%
VIP Asset Manager Portfolio - Initial Class (FAMP)
2014	0.80% to 1.40%	2,990,233	30.44 to 28.43	127,946,744	1.44%	4.99% to 4.35%
2013	0.80% to 1.40%	3,367,004	28.99 to 27.24	138,009,620	1.53%	14.78% to 14.09%
2012	0.80% to 1.40%	3,849,011	25.26 to 23.88	137,525,874	1.47%	11.58% to 10.90%
2011	0.80% to 1.40%	4,443,665	22.64 to 21.53	142,760,992	1.83%	-3.34% to -3.92%
2010	0.80% to 1.40%	5,144,923	23.42 to 22.41	171,687,433	1.66%	13.35% to 12.67%
VIP Energy Portfolio - Service Class 2 (FNRS2)
2014	0.40% to 2.80%	4,822,302	16.27 to 15.04	80,742,354	0.69%	-13.11% to -15.21%
2013	0.40% to 2.80%	4,493,171	18.73 to 17.73	87,774,213	0.73%	23.65% to 20.67%
2012	0.65% to 2.80%	4,666,971	8.66 to 14.70	74,165,800	0.73%	4.05% to 1.79%
2011	0.75% to 2.80%	5,296,112	8.29 to 14.44	82,156,680	0.82%	-5.91% to -7.85%
2010	0.75% to 2.80%	4,869,955	8.81 to 15.67	81,031,765	0.36%	18.26% to 15.82%
VIP Equity-Income Portfolio - Service Class 2 (FEI2)
2014	0.40% to 2.80%	12,097,661	14.15 to 18.14	271,851,252	2.75%	8.05% to 5.44%
2013	0.40% to 2.95%	11,637,287	13.10 to 16.93	245,481,919	2.46%	27.32% to 24.06%
2012	0.40% to 3.30%	10,692,821	10.29 to 13.18	179,943,768	2.97%	16.59% to 13.18%
2011	0.40% to 3.30%	10,951,320	8.82 to 11.64	160,429,469	2.42%	0.25% to -2.66%
2010	0.75% to 3.30%	9,964,580	8.55 to 11.96	147,773,910	1.75%	14.06% to 11.13%
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
2014	0.80% to 1.40%	408,253	14.85 to 14.09	5,797,136	1.51%	3.51% to 2.89%
2013	0.80% to 1.40%	425,084	14.35 to 13.69	5,859,696	1.53%	12.49% to 11.81%
2012	0.80% to 1.40%	468,537	12.75 to 12.25	5,769,429	1.84%	10.79% to 10.12%
2011	0.80% to 1.40%	470,396	11.51 to 11.12	5,255,064	1.94%	-1.08% to -1.68%
2010	0.80% to 1.40%	477,386	11.64 to 11.31	5,420,767	2.01%	11.84% to 11.16%
VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
2014	1.10% to 2.65%	13,432,500	15.77 to 13.54	203,616,057	1.44%	3.06% to 1.45%
2013	1.10% to 2.65%	12,573,844	15.30 to 13.34	185,634,738	1.60%	11.95% to 10.20%
2012	1.10% to 2.65%	10,721,864	13.67 to 12.11	141,890,971	1.85%	10.35% to 8.62%
2011	1.10% to 2.60%	9,073,579	12.39 to 11.19	109,039,045	2.09%	-1.52% to -3.01%
2010	1.10% to 2.60%	7,420,624	12.58 to 11.53	90,382,178	2.38%	11.31% to 9.62%
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
2014	0.80% to 1.40%	854,239	14.71 to 13.96	12,027,623	1.60%	3.83% to 3.20%
2013	0.80% to 1.40%	826,009	14.17 to 13.53	11,258,198	1.72%	15.03% to 14.33%
2012	0.80% to 1.40%	847,317	12.32 to 11.83	10,089,918	1.93%	12.28% to 11.60%
2011	0.80% to 1.40%	901,996	10.97 to 10.60	9,615,738	2.06%	-1.91% to -2.51%
2010	0.80% to 1.40%	879,170	11.19 to 10.87	9,603,062	2.31%	13.60% to 12.92%
VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
2014	1.10% to 2.70%	30,591,200	16.35 to 13.97	482,318,111	1.42%	3.44% to 1.77%
2013	1.10% to 2.95%	31,237,389	15.81 to 13.42	477,920,517	1.56%	14.36% to 12.22%
2012	1.10% to 2.95%	31,873,679	13.82 to 11.96	427,562,784	1.90%	11.82% to 9.73%
2011	1.10% to 2.95%	28,669,879	12.36 to 10.90	344,893,609	2.37%	-2.33% to -4.15%
2010	1.10% to 2.85%	18,343,828	12.65 to 11.44	226,550,215	2.67%	13.07% to 11.07%
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
2014	0.80% to 1.40%	751,039	14.92 to 14.16	10,723,551	1.45%	4.02% to 3.39%
2013	0.80% to 1.40%	781,125	14.34 to 13.69	10,777,551	1.71%	20.52% to 19.80%
2012	0.80% to 1.40%	716,045	11.90 to 11.43	8,239,150	2.06%	14.56% to 13.86%
2011	0.80% to 1.40%	688,670	10.39 to 10.04	6,953,362	2.03%	-3.47% to -4.06%
2010	0.80% to 1.40%	640,936	10.76 to 10.46	6,737,911	2.10%	15.07% to 14.38%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
2014	1.10% to 2.75%	2,999,411	$17.06 to $ 14.50	$48,507,447	1.49%	3.59% to 1.86%
2013	1.10% to 2.60%	2,483,236	16.47 to 14.43	39,129,430	1.61%	20.07% to 18.25%
2012	1.10% to 2.60%	2,196,243	13.72 to 12.20	28,863,603	1.99%	13.91% to 12.18%
2011	1.10% to 2.55%	2,066,391	12.04 to 10.91	23,919,498	1.88%	-3.90% to -5.30%
2010	1.10% to 2.55%	1,895,831	12.53 to 11.53	22,968,325	1.91%	14.62% to 12.94%
VIP Growth Portfolio - Initial Class (FGP)
2014	0.80% to 1.40%	4,557,714	33.32 to 41.44	377,412,725	0.18%	10.41% to 9.74%
2013	0.80% to 1.40%	5,049,679	30.18 to 37.76	380,764,588	0.28%	35.25% to 34.43%
2012	0.80% to 1.40%	5,741,037	22.31 to 28.09	320,126,389	0.57%	13.77% to 13.08%
2011	0.80% to 1.40%	6,680,291	19.61 to 24.84	327,905,995	0.35%	-0.60% to -1.20%
2010	0.80% to 1.40%	7,616,804	19.73 to 25.14	376,504,339	0.27%	23.18% to 22.44%
VIP Growth Portfolio - Service Class 2 (FG2)
2014	0.40% to 2.85%	9,433,261	14.59 to 19.00	224,047,429	0.00%	10.57% to 7.85%
2013	0.40% to 2.95%	7,005,335	13.19 to 17.43	152,740,309	0.05%	35.46% to 31.99%
2012	0.40% to 2.95%	5,923,542	9.74 to 13.20	96,753,422	0.36%	13.94% to 11.02%
2011	0.40% to 2.95%	6,092,294	8.55 to 11.89	89,150,856	0.15%	-0.43% to -2.98%
2010	0.75% to 2.95%	4,203,897	8.44 to 12.26	62,832,419	0.03%	22.93% to 20.21%
VIP High Income Portfolio - Initial Class R (FHIPR)
2014	0.80% to 1.40%	1,207,106	14.59 to 13.92	16,905,415	5.42%	0.37% to -0.24%
2013	0.80% to 1.40%	1,373,290	14.53 to 13.96	19,261,214	5.26%	5.12% to 4.48%
2012	0.80% to 1.40%	1,901,222	13.83 to 13.36	25,500,923	6.07%	13.38% to 12.70%
2011	0.80% to 1.40%	1,853,305	12.19 to 11.85	22,040,608	6.79%	3.22% to 2.59%
2010	0.80% to 1.40%	2,166,797	11.81 to 11.55	25,100,312	8.12%	12.97% to 12.28%
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
2014	0.80% to 1.40%	1,212,588	15.25 to 14.21	17,391,597	2.10%	4.91% to 4.27%
2013	0.80% to 1.40%	1,326,705	14.54 to 13.63	18,227,034	1.98%	-2.67% to -3.26%
2012	0.80% to 1.40%	1,867,877	14.94 to 14.09	26,515,130	2.20%	4.92% to 4.28%
2011	0.80% to 1.40%	2,042,324	14.24 to 13.51	27,775,950	3.19%	6.35% to 5.71%
2010	0.80% to 1.40%	2,303,690	13.39 to 12.78	29,608,881	3.32%	6.82% to 6.17%
VIP Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)
2014	0.40% to 3.05%	25,450,183	13.51 to 11.47	357,562,721	1.91%	5.20% to 2.40%
2013	0.40% to 3.05%	27,684,133	12.84 to 11.20	372,132,171	2.16%	-2.46% to -5.06%
2012	0.40% to 3.20%	28,617,794	13.17 to 11.62	397,465,850	2.07%	5.18% to 2.22%
2011	0.40% to 3.20%	29,688,055	12.52 to 11.37	394,645,282	2.82%	6.61% to 3.62%
2010	0.65% to 3.20%	33,793,486	11.81 to 10.97	424,705,116	2.81%	6.85% to 4.11%
VIP Mid Cap Portfolio - Service Class (FMCS)
2014	0.80% to 1.40%	1,445,012	17.28 to 16.40	23,883,198	0.15%	5.35% to 4.71%
2013	0.80% to 1.40%	1,706,222	16.41 to 15.66	26,905,580	0.41%	34.97% to 34.16%
2012	0.80% to 1.40%	1,935,622	12.15 to 11.67	22,729,870	0.49%	13.83% to 13.14%
2011	0.80% to 1.40%	2,401,588	10.68 to 10.32	24,904,322	0.13%	-11.43% to -11.96%
2010	0.80% to 1.40%	2,988,963	12.06 to 11.72	35,170,703	0.31%	27.67% to 26.90%
VIP Mid Cap Portfolio - Service Class 2 (FMC2)
2014	0.40% to 2.85%	7,982,432	15.99 to 30.57	287,027,074	0.02%	5.61% to 3.01%
2013	0.40% to 2.95%	8,495,980	15.14 to 29.35	293,067,910	0.27%	35.33% to 31.86%
2012	0.40% to 3.30%	9,324,722	11.19 to 21.50	241,187,085	0.38%	14.10% to 10.77%
2011	0.40% to 3.30%	10,141,828	9.81 to 19.41	233,130,775	0.02%	-11.21% to -13.79%
2010	0.65% to 3.30%	10,137,469	10.99 to 22.51	264,905,928	0.13%	27.74% to 24.33%
VIP Overseas Portfolio - Initial Class (FOP)
2014	0.80% to 1.40%	1,559,134	24.08 to 23.32	45,698,046	1.27%	-8.81% to -9.36%
2013	0.80% to 1.40%	1,772,900	26.41 to 25.73	57,237,455	1.35%	29.39% to 28.61%
2012	0.80% to 1.40%	2,036,328	20.41 to 20.01	50,881,408	1.89%	19.77% to 19.05%
2011	0.80% to 1.40%	2,365,334	17.04 to 16.80	49,616,178	1.31%	-17.83% to -18.32%
2010	0.80% to 1.40%	2,742,146	20.74 to 20.57	70,349,684	1.37%	12.21% to 11.53%
VIP Overseas Portfolio - Initial Class R (FOPR)
2014	0.80% to 1.40%	1,359,984	18.26 to 16.91	23,251,418	1.30%	-8.83% to -9.38%
2013	0.80% to 1.40%	1,465,832	20.03 to 18.66	27,631,594	1.37%	29.41% to 28.63%
2012	0.80% to 1.40%	1,648,948	15.48 to 14.51	24,145,786	1.92%	19.75% to 19.02%
2011	0.80% to 1.40%	1,866,140	12.92 to 12.19	22,938,366	1.29%	-17.81% to -18.30%
2010	0.80% to 1.40%	2,228,091	15.72 to 14.92	33,493,024	1.38%	12.17% to 11.49%
VIP Overseas Portfolio - Service Class 2 (FO2)
2014	1.15% to 2.25%	73,649	22.98 to 20.12	1,645,886	1.00%	-9.35% to -10.36%
2013	1.15% to 2.25%	93,749	25.35 to 22.45	2,314,397	0.96%	28.67% to 27.24%
2012	1.15% to 2.25%	124,307	19.70 to 17.64	2,396,554	1.64%	18.99% to 17.66%
2011	1.10% to 2.25%	149,602	16.63 to 14.99	2,423,876	1.01%	-18.25% to -19.20%
2010	1.10% to 2.30%	198,160	20.35 to 18.48	3,912,132	1.16%	11.59% to 10.24%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Overseas Portfolio - Service Class 2 R (FO2R)
2014	0.40% to 2.85%	5,519,852	$9.51 to $ 12.69	$79,903,490	1.16%	-8.68% to -10.92%
2013	0.40% to 2.80%	5,200,723	10.41 to 14.32	83,385,210	1.27%	29.63% to 26.51%
2012	0.40% to 2.95%	4,917,966	8.03 to 11.17	61,701,939	1.76%	19.97% to 16.89%
2011	0.40% to 2.95%	4,998,098	6.70 to 9.56	53,042,961	1.30%	-17.72% to -19.82%
2010	0.65% to 2.95%	4,618,811	8.08 to 11.92	60,187,730	1.31%	12.09% to 9.50%
VIP Value Strategies Portfolio - Service Class (FVSS)
2014	0.80% to 1.40%	253,492	24.06 to 22.28	5,708,953	0.82%	5.84% to 5.20%
2013	0.80% to 1.40%	334,669	22.73 to 21.17	7,155,947	0.79%	29.40% to 28.62%
2012	0.80% to 1.40%	396,128	17.56 to 16.46	6,579,269	0.50%	26.08% to 25.32%
2011	0.80% to 1.40%	432,099	13.93 to 13.14	5,721,382	0.81%	-9.58% to -10.12%
2010	0.80% to 1.40%	540,940	15.41 to 14.62	7,964,920	0.42%	25.44% to 24.69%
Franklin Income Securities Fund - Class 2 (FTVIS2)
2014	0.40% to 2.85%	17,836,972	19.65 to 13.38	267,043,861	4.88%	4.20% to 1.63%
2013	0.40% to 2.80%	13,882,728	18.86 to 13.22	202,498,769	6.27%	13.49% to 10.75%
2012	0.65% to 2.80%	11,580,755	12.21 to 11.94	150,710,957	6.36%	11.92% to 9.49%
2011	0.75% to 2.95%	11,167,150	10.86 to 10.81	131,070,725	5.75%	1.62% to -0.63%
2010	0.80% to 2.95%	10,974,594	12.05 to 10.88	127,750,790	6.59%	11.77% to 9.35%
Rising Dividends Securities Fund - Class 2 (FTVRD2)
2014	0.95% to 2.65%	2,031,340	22.32 to 21.93	51,130,465	1.32%	7.69% to 5.84%
2013	0.95% to 2.65%	2,397,373	20.72	56,329,577	1.57%	28.46% to 26.25%
2012	0.95% to 2.80%	2,898,040	16.13 to 14.96	53,163,767	1.62%	10.90% to 8.82%
2011	0.95% to 2.80%	3,637,623	14.55 to 13.75	60,305,085	1.53%	4.99% to 3.04%
2010	0.95% to 2.95%	4,554,255	13.86 to 13.19	72,133,916	1.63%	19.50% to 17.09%
Small Cap Value Securities Fund - Class 2 (FTVSV2)
2014	0.40% to 3.05%	3,991,805	17.95 to 24.73	126,677,957	0.61%	0.17% to -2.50%
2013	0.40% to 3.05%	4,717,626	17.92 to 25.37	150,768,164	1.32%	35.69% to 32.09%
2012	0.40% to 3.20%	5,909,169	13.21 to 18.92	140,705,161	0.76%	17.91% to 14.59%
2011	0.40% to 3.20%	7,354,175	11.20 to 16.51	149,929,914	0.66%	-4.14% to -6.83%
2010	0.65% to 3.20%	7,692,944	11.28 to 17.72	165,721,242	0.83%	27.39% to 24.12%
Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)
2014	0.40% to 0.60%	44,952	12.10 to 12.06	543,337	2.39%	5.29% to 5.07%
2013	0.40% to 0.60%	26,408	11.50 to 11.48	303,453	1.18%	14.97% to 14.81%	****
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)
2014	0.80% to 2.65%	1,514,448	9.38 to 9.26	14,138,286	1.56%	-6.21% to -7.39%	****
Templeton Foreign Securities Fund - Class 2 (TIF2)
2014	0.75% to 2.80%	2,504,890	8.69 to 17.81	54,170,708	2.75%	-13.09% to -13.62%	****
2013	0.95% to 2.25%	142,773	21.80 to 22.95	3,570,304	2.39%	21.80% to 20.21%
2012	0.95% to 2.25%	165,137	17.90 to 19.09	3,401,372	2.97%	17.11% to 15.57%
2011	0.95% to 2.25%	196,259	15.28 to 16.52	3,471,745	1.67%	-11.48% to -12.64%
2010	0.95% to 2.25%	264,742	17.26 to 18.91	5,310,679	1.89%	7.38% to 5.97%
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
2014	0.40% to 2.85%	14,019,187	9.95 to 9.89	136,868,159	7.06%	1.43% to -1.08%	****
2013	0.40% to 0.60%	39,602	9.81 to 9.80	388,126	0.28%	-1.87% to -2.00%	****
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2014	0.40% to 2.75%	7,315,810	20.15 to 11.47	90,348,947	2.69%	2.44% to 0.02%
2013	0.40% to 2.65%	5,051,846	19.67 to 11.54	61,795,172	11.10%	23.28% to 20.49%
2012	0.75% to 2.65%	2,790,624	10.48 to 9.58	28,120,573	2.64%	14.47% to 12.27%
2011	1.05% to 2.65%	2,438,014	9.05 to 8.53	21,662,279	0.02%	-2.57% to -4.15%
2010	0.85% to 2.65%	1,840,165	9.34 to 8.90	16,874,811	2.24%	9.32% to 7.33%
Franklin Strategic Income Securities Fund: Class 2 (FTVSI2)
2014	0.40% to 0.60%	27,378	10.14 to 10.10	277,202	5.99%	1.45% to 1.25%
2013	0.40%	1,291	9.99	12,900	0.00%	-0.07%	****
Franklin High Income Securities Fund: Class 2 (FTVHI2)
2014	0.40% to 0.60%	57,693	10.19 to 10.15	587,183	3.84%	-0.42% to -0.62%
2013	0.40% to 0.60%	9,757	10.23 to 10.22	99,686	0.00%	2.29% to 2.15%	****
Structured Small Cap Equity Fund: Service Shares (GVSSCS)
2014	0.40% to 0.60%	1,553	13.21 to 13.17	20,519	0.62%	6.26% to 6.05%
2013	0.40%	804	12.43	9,995	0.79%	24.31%	****
Short Duration Bond Portfolio - I Class Shares (AMTB)
2014	0.40% to 2.95%	10,327,433	10.63 to 8.72	119,826,653	1.57%	0.21% to -2.36%
2013	0.40% to 2.95%	13,156,674	10.61 to 8.93	150,853,109	2.17%	0.21% to -2.35%
2012	0.40% to 3.05%	13,542,864	10.59 to 9.05	157,169,937	2.89%	4.19% to 1.41%
2011	0.40% to 3.05%	15,352,684	10.16 to 8.93	171,320,708	3.62%	-0.11% to -2.76%
2010	0.40% to 3.05%	18,038,619	10.18 to 9.18	200,415,989	4.85%	4.86% to 2.07%
Growth Portfolio - I Class Shares (AMTG)
2012	1.30%	5	60.41	302	0.00%	11.13%
2011	1.30%	5	54.36	272	0.00%	-1.51%
2010	1.30%	153	55.19	8,499	0.00%	29.63%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
International Portfolio - S Class Shares (AMINS)
2014	1.50% to 2.00%	3,270	$13.46 to $ 12.82	$43,160	0.21%	-4.73% to -5.21%
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
2010	1.30%	999	31.34	31,308	0.30%	14.16%
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
2014	0.80% to 2.50%	186,362	13.29 to 17.89	3,694,111	0.00%	2.64% to 0.88%
2013	0.80% to 2.80%	223,324	12.95 to 15.83	4,331,082	0.00%	44.67% to 41.75%
2012	0.80% to 2.80%	252,460	8.95 to 11.16	3,401,665	0.00%	7.95% to 5.77%
2011	0.80% to 2.80%	335,319	8.29 to 10.56	4,222,440	0.00%	-1.85% to -3.83%
2010	0.80% to 2.80%	480,243	8.45 to 10.98	6,223,316	0.00%	18.65% to 16.27%
Socially Responsive Portfolio - I Class Shares (AMSRS)
2014	0.80% to 2.65%	1,041,973	21.82 to 21.40	25,709,625	0.36%	9.50% to 7.46%
2013	0.80% to 2.65%	1,294,218	19.93 to 19.92	29,316,744	0.68%	36.50% to 33.96%
2012	0.80% to 2.65%	1,432,779	14.60 to 14.87	23,889,201	0.22%	10.09% to 8.03%
2011	0.80% to 2.65%	1,804,517	13.26 to 13.76	27,464,680	0.32%	-3.85% to -5.64%
2010	0.80% to 2.65%	2,033,231	13.79 to 14.59	32,344,561	0.04%	21.87% to 19.60%
International Growth Fund/VA-Service Shares (OVIGS)
2014	1.10% to 2.55%	1,107,744	9.05 to 8.96	9,982,341	0.24%	-9.54% to -10.43%	****
Capital Income Fund/VA - Non-Service Shares (OVMS)
2014	0.80% to 1.40%	1,097,053	24.74 to 25.17	34,056,066	2.05%	7.33% to 6.68%
2013	0.80% to 1.40%	1,239,133	23.05 to 23.59	36,088,027	2.35%	12.26% to 11.59%
2012	0.80% to 1.40%	1,434,115	20.53 to 21.14	37,466,189	1.35%	11.44% to 10.76%
2011	0.80% to 1.40%	1,737,854	18.42 to 19.09	40,852,941	2.36%	-0.08% to -0.69%
2010	0.80% to 1.40%	2,027,729	18.44 to 19.22	48,012,221	1.44%	12.01% to 11.33%
Core Bond Fund/VA - Non-Service Shares (OVB)
2014	0.80% to 1.40%	1,314,492	16.05 to 15.61	26,398,467	5.25%	6.41% to 5.76%
2013	0.80% to 1.40%	1,470,230	15.08 to 14.76	27,812,794	5.07%	-0.90% to -1.50%
2012	0.80% to 1.40%	1,736,330	15.22 to 14.98	33,119,981	4.89%	9.41% to 8.74%
2011	0.80% to 1.40%	2,055,734	13.91 to 13.78	36,087,270	6.02%	7.40% to 6.76%
2010	0.80% to 1.40%	2,443,496	12.95 to 12.91	40,204,609	1.86%	10.52% to 9.86%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2014	0.40% to 1.40%	2,845,391	11.74 to 51.50	155,455,199	1.23%	1.88% to 0.86%
2013	0.60% to 1.40%	2,148,688	11.51 to 51.06	115,712,883	1.38%	15.06% to 25.53%	****
2012	0.80% to 1.40%	2,405,799	43.41 to 40.68	104,525,558	2.16%	20.29% to 19.56%
2011	0.80% to 1.40%	2,816,110	36.09 to 34.02	102,224,646	1.30%	-9.02% to -9.57%
2010	0.80% to 1.40%	3,271,262	39.67 to 37.62	131,293,425	1.48%	15.04% to 14.34%
Global Securities Fund/VA - Service Class (OVGSS)
2014	0.75% to 2.75%	3,464,478	10.14 to 24.02	100,955,252	1.18%	1.42% to -0.75%	****
2013	0.95% to 2.25%	244,473	24.50 to 27.33	7,307,348	1.15%	25.78% to 24.14%
2012	0.95% to 2.25%	310,391	19.48 to 22.02	7,406,259	1.91%	19.80% to 18.22%
2011	0.95% to 2.25%	368,092	16.26 to 18.62	7,361,088	1.10%	-9.39% to -10.58%
2010	0.95% to 2.30%	466,144	17.95 to 20.74	10,268,381	1.32%	14.60% to 13.04%
International Growth Fund/VA - Non-Service Shares (OVIG)
2014	0.40% to 0.60%	76,193	10.67 to 10.64	811,521	1.18%	-7.59% to -7.78%
2013	0.40% to 0.60%	43,039	11.55 to 11.53	496,525	0.06%	15.49% to 15.33%	****
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2014	0.40% to 1.40%	925,786	13.33 to 14.82	13,839,721	0.81%	10.26% to 9.15%
2013	0.40% to 1.40%	921,054	12.09 to 13.57	12,629,553	1.10%	20.88% to 29.93%	****
2012	0.80% to 1.40%	1,074,623	11.28 to 10.45	11,345,866	1.01%	15.93% to 15.23%
2011	0.80% to 1.40%	1,223,602	9.73 to 9.07	11,201,679	0.86%	-0.81% to -1.41%
2010	0.80% to 1.40%	1,392,924	9.81 to 9.20	12,926,440	1.15%	15.18% to 14.48%
Main Street Fund(R)/VA - Service Class (OVGIS)
2014	0.40% to 3.05%	9,304,134	15.59 to 18.01	214,327,255	0.58%	9.96% to 7.03%
2013	0.40% to 3.05%	11,093,728	14.18 to 16.83	234,121,775	0.86%	30.91% to 27.43%
2012	0.40% to 3.20%	12,583,850	10.83 to 13.01	204,894,940	0.65%	16.14% to 12.87%
2011	0.40% to 3.20%	15,287,929	9.33 to 11.53	216,328,023	0.59%	-0.71% to -3.50%
2010	0.65% to 3.20%	17,274,630	9.16 to 11.94	248,917,497	0.96%	15.07% to 12.12%
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
2014	0.80% to 1.40%	484,310	17.83 to 16.92	8,257,676	0.92%	11.04% to 10.37%
2013	0.80% to 1.40%	510,359	16.06 to 15.33	7,872,940	0.89%	39.89% to 39.04%
2012	0.80% to 1.40%	397,625	11.48 to 11.02	4,409,595	0.57%	17.04% to 16.33%
2011	0.80% to 1.40%	420,119	9.81 to 9.48	4,000,819	0.57%	-2.99% to -3.58%
2010	0.80% to 1.40%	411,283	10.11 to 9.83	4,059,854	0.72%	22.42% to 21.68%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)
2014	0.40% to 2.80%	2,686,320	$19.50 to $ 27.67	$92,701,568	0.63%	11.21% to 8.53%
2013	0.40% to 2.80%	2,350,049	17.54 to 25.50	74,014,689	0.69%	40.06% to 36.69%
2012	0.40% to 3.30%	2,334,765	12.52 to 17.75	53,269,053	0.33%	17.20% to 13.78%
2011	0.40% to 3.30%	2,533,954	10.68 to 15.60	49,994,641	0.37%	-2.77% to -5.60%
2010	0.65% to 3.30%	2,225,257	10.43 to 16.52	46,157,728	0.40%	22.26% to 19.00%
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
2014	0.80% to 1.40%	1,096,038	9.31 to 8.52	9,459,072	0.00%	4.94% to 4.30%
2013	0.80% to 1.40%	1,372,859	8.87 to 8.16	11,347,669	0.01%	34.90% to 34.08%
2012	0.80% to 1.40%	1,559,411	6.58 to 6.09	9,602,969	0.00%	15.51% to 14.81%
2011	0.80% to 1.40%	1,900,617	5.69 to 5.30	10,183,980	0.00%	0.29% to -0.32%
2010	0.80% to 1.40%	1,833,474	5.68 to 5.32	9,846,584	0.00%	26.45% to 25.68%
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
2014	0.80% to 1.40%	131,093	10.27 to 10.14	1,331,560	4.53%	2.02% to 1.40%
2013	0.80% to 1.40%	125,275	10.07 to 10.00	1,253,971	4.88%	-0.93% to -1.53%
2012	0.80% to 1.40%	67,987	10.16 to 10.15	690,480	0.00%	1.65% to 1.54%	****
Global Strategic Income Fund/VA: Service Shares (OVSBS)
2014	0.85% to 2.75%	911,480	10.20 to 9.78	9,167,050	3.90%	1.62% to -0.33%
2013	0.85% to 2.75%	963,727	10.04 to 9.81	9,601,690	4.50%	-1.21% to -3.11%
2012	0.95% to 2.75%	874,911	10.16 to 10.12	8,879,113	0.00%	1.58% to 1.25%	****
All Asset Portfolio - Advisor Class (PMVAAD)
2014	0.40% to 2.60%	4,859,868	9.71 to 10.05	50,089,678	5.16%	0.05% to -2.16%
2013	0.65% to 2.65%	4,567,870	10.61 to 10.26	47,681,453	5.16%	-0.54% to -2.54%
2012	0.65% to 2.55%	1,874,670	10.67 to 10.53	19,881,541	6.23%	6.71% to 5.35%	****
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
2014	0.40% to 2.75%	1,884,511	12.54 to 10.95	22,098,472	2.00%	-0.10% to -2.46%
2013	0.40% to 2.55%	2,492,506	12.55 to 11.33	29,755,599	1.72%	-6.94% to -8.95%
2012	0.75% to 2.55%	1,763,524	13.31 to 12.45	22,842,574	5.09%	4.44% to 2.54%
2011	0.75% to 2.55%	1,837,753	12.75 to 12.14	22,970,486	1.91%	7.61% to 5.66%
2010	0.80% to 2.55%	1,500,572	11.83 to 11.49	17,556,731	1.26%	8.50% to 6.58%
Low Duration Portfolio - Advisor Class (PMVLAD)
2014	0.40% to 3.05%	35,370,950	12.19 to 10.47	404,377,325	1.04%	0.35% to -2.32%
2013	0.40% to 3.05%	33,423,782	12.15 to 10.72	384,925,917	1.35%	-0.63% to -3.28%
2012	0.40% to 3.20%	28,772,761	12.23 to 11.02	337,025,026	1.81%	5.33% to 2.36%
2011	0.40% to 3.20%	23,171,669	11.61 to 10.76	260,577,575	1.57%	0.60% to -2.22%
2010	0.40% to 3.20%	18,042,359	11.54 to 11.01	203,955,140	1.54%	4.77% to 1.82%
Total Return Portfolio - Advisor Class (PMVTRD)
2014	0.40% to 2.85%	28,020,955	11.11 to 10.14	298,250,943	2.12%	3.75% to 1.20%
2013	0.40% to 2.80%	25,952,951	10.71 to 10.03	269,467,393	2.14%	-2.44% to -4.80%
2012	0.40% to 2.80%	17,987,204	10.98 to 10.54	193,716,161	2.44%	9.06% to 6.43%
2011	0.40% to 2.70%	6,540,321	10.06 to 9.91	65,327,248	1.60%	0.64% to -0.90%	****
CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)
2014	0.40% to 0.60%	11,020	7.25 to 7.22	79,854	0.33%	-18.95% to -19.11%
2013	0.40%	2,094	8.94	18,722	0.00%	-10.59%	****
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)
2014	0.40% to 2.50%	525,844	9.30 to 8.98	4,790,708	5.27%	1.00% to -1.13%
2013	0.40%	807	9.21	7,433	2.35%	-7.89%	****
Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)
2014	0.40% to 0.60%	6,985	10.40 to 10.37	72,550	4.92%	2.82% to 2.61%
VT Growth & Income Fund: Class IB (PVGIB)
2014	1.05% to 2.45%	120,962	19.76 to 18.40	2,483,981	1.36%	9.57% to 8.02%
2013	1.05% to 2.30%	149,244	18.03 to 17.32	2,814,117	1.76%	34.25% to 32.56%
2012	1.05% to 2.30%	187,620	13.43 to 13.06	2,644,472	1.81%	17.88% to 16.39%
2011	1.05% to 2.35%	212,998	11.40 to 11.18	2,559,811	1.31%	-5.64% to -6.88%
2010	1.05% to 2.60%	275,411	12.08 to 11.77	3,507,688	1.63%	13.18% to 11.41%
VT International Equity Fund: Class IB (PVTIGB)
2014	1.15% to 2.05%	14,651	18.75 to 16.85	262,993	0.95%	-7.85% to -8.69%
2013	1.15% to 2.05%	17,177	20.35 to 18.46	336,690	1.50%	26.60% to 25.45%
2012	1.15% to 2.05%	21,475	16.07 to 14.71	332,677	2.25%	20.51% to 19.41%
2011	1.15% to 2.10%	28,337	13.34 to 12.27	366,694	3.58%	-17.89% to -18.68%
2010	1.15% to 2.40%	39,549	16.24 to 14.73	626,033	3.71%	8.76% to 7.39%
VT Voyager Fund: Class IB (PVTVB)
2014	0.95% to 2.25%	96,479	22.03 to 20.71	2,194,180	0.80%	8.68% to 7.25%
2013	0.95% to 2.30%	100,705	20.27 to 19.21	2,129,944	0.84%	42.36% to 40.42%
2012	0.95% to 2.35%	127,985	14.24 to 13.61	1,899,798	0.38%	13.14% to 11.54%
2011	0.95% to 2.45%	221,728	12.58 to 12.09	2,914,393	0.00%	-18.63% to -19.86%
2010	0.95% to 2.70%	248,463	15.46 to 14.80	3,997,037	1.31%	19.65% to 17.54%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VI American Franchise Fund - Series II Shares (ACEG2)
2014	0.80% to 2.50%	435,498	$14.40 to $ 13.75	$6,154,539	0.00%	7.30% to 5.46%
2013	0.80% to 2.50%	544,932	13.42 to 13.04	7,224,266	0.25%	38.68% to 36.30%
2012	0.80% to 2.55%	548,055	9.68 to 9.56	5,277,298	0.00%	-3.21% to -4.37%	****
Diversified Stock Fund Class A Shares (VYDS)
2014	1.15% to 1.55%	23,756	21.25 to 20.29	497,599	0.89%	8.93% to 8.49%
2013	1.15% to 1.55%	25,251	19.51 to 18.70	486,302	0.63%	32.39% to 31.85%
2012	1.15% to 1.55%	26,781	14.73 to 14.18	390,226	0.99%	14.94% to 14.47%
2011	1.15% to 1.65%	27,442	12.82 to 12.29	348,002	0.64%	-7.90% to -8.36%
2010	1.15% to 1.95%	38,329	13.92 to 13.11	526,739	0.73%	11.05% to 10.16%
Small-Cap Portfolio - Investment Class (ROCSC)
2014	0.40% to 0.60%	27,191	12.98 to 12.94	352,960	0.22%	2.83% to 2.62%
2013	0.40% to 0.60%	5,442	12.63 to 12.61	68,683	1.76%	26.27% to 26.10%	****
Variable Fund - Multi-Hedge Strategies (RVARS)
2014	0.40% to 2.55%	1,396,728	10.39 to 10.02	14,238,125	0.00%	4.24% to 1.99%
2013	0.40% to 2.45%	333,972	9.97 to 9.83	3,301,465	0.00%	-0.31% to -1.69%	****
Health Sciences Portfolio - II (TRHS2)
2014	0.40% to 2.85%	7,927,446	29.82 to 26.55	223,976,343	0.00%	30.70% to 27.49%
2013	0.40% to 2.80%	6,412,668	22.81 to 20.86	140,496,406	0.00%	49.91% to 46.30%
2012	0.65% to 2.80%	3,798,987	15.12 to 14.26	56,146,556	0.00%	30.15% to 27.32%
2011	0.75% to 2.80%	2,368,928	11.60 to 11.20	27,116,053	0.00%	9.56% to 7.30%
2010	0.80% to 2.45%	301,680	10.58 to 10.46	3,176,507	0.00%	5.80% to 4.63%	****
VIP Trust - Global Hard Assets Fund-Service Class (VWHAS)
2014	0.40% to 2.75%	3,558,339	9.16 to 8.03	29,517,875	0.00%	-19.67% to -21.57%
2013	0.40% to 2.55%	2,913,519	11.40 to 10.27	30,449,440	0.34%	14.03% to 7.48%	****
2012	0.75% to 2.55%	1,388,083	9.68 to 9.56	13,363,085	0.78%	-3.24% to -4.42%	****
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)
2014	0.80% to 1.40%	435,528	20.11 to 20.33	10,362,989	5.18%	1.37% to 0.75%
2013	0.80% to 1.40%	489,626	19.84 to 20.17	11,575,326	2.39%	-9.90% to -10.44%
2012	0.80% to 1.40%	576,088	22.02 to 22.53	15,204,351	1.74%	4.70% to 4.07%
2011	0.80% to 1.40%	445,923	21.03 to 21.65	11,388,013	8.06%	7.28% to 6.63%
2010	0.80% to 1.40%	511,066	19.60 to 20.30	12,265,103	3.66%	5.35% to 4.71%
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
2014	0.80% to 1.40%	937,328	28.40 to 25.45	24,198,355	0.53%	-1.21% to -1.81%
2013	0.80% to 1.40%	1,077,764	28.74 to 25.92	28,316,991	1.62%	11.12% to 10.45%
2012	0.80% to 1.40%	1,277,864	25.87 to 23.47	30,377,030	0.00%	28.77% to 27.99%
2011	0.80% to 1.40%	797,445	20.09 to 18.34	14,792,818	1.09%	-26.33% to -26.78%
2010	0.80% to 1.40%	946,130	27.27 to 25.04	23,951,440	0.60%	25.83% to 25.07%
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
2014	0.75% to 2.75%	1,659,729	8.61 to 8.15	34,873,233	0.10%	-19.71% to -21.33%
2013	0.75% to 2.80%	2,044,581	10.72 to 10.35	52,324,603	0.75%	9.70% to 7.44%
2012	0.75% to 2.80%	2,974,012	9.77 to 9.64	65,033,799	0.76%	-2.28% to -3.63%	****
2011	0.80% to 1.40%	552,304	41.36 to 38.86	25,073,059	1.21%	-17.12% to -17.62%
2010	0.80% to 1.40%	619,064	49.90 to 47.18	34,051,631	0.39%	28.20% to 27.43%
Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility (WRPMAV)
2014	0.40% to 0.60%	637,519	11.21 to 11.18	7,144,816	1.73%	3.49% to 3.28%
2013	0.40% to 0.60%	165,259	10.83	1,790,170	0.00%	8.34% to 8.26%	****
Ivy Funds VIP - Pathfinder Moderately Conservative - Managed Volatility (WRPMCV)
2014	0.40% to 0.60%	110,570	10.91 to 10.88	1,205,387	0.77%	2.65% to 2.44%
2013	0.40% to 0.60%	75,534	10.63 to 10.62	802,504	0.00%	6.27% to 6.18%	****
Ivy Funds VIP - Pathfinder Moderate - Managed Volatility (WRPMMV)
2014	0.40% to 0.60%	449,506	11.11 to 11.08	4,992,354	0.81%	3.34% to 3.13%
2013	0.40% to 0.60%	222,311	10.75 to 10.74	2,389,889	0.00%	7.53% to 7.44%	****
Variable Insurance Portfolios - Asset Strategy (WRASP)
2014	0.40% to 2.85%	16,864,654	16.66 to 14.47	261,526,326	0.47%	-5.64% to -7.97%
2013	0.40% to 2.80%	13,405,643	17.66 to 15.76	223,555,413	1.21%	24.63% to 21.63%
2012	0.65% to 2.80%	9,003,602	14.04 to 12.96	122,124,768	1.13%	18.40% to 15.83%
2011	0.65% to 2.80%	8,101,468	11.86 to 11.19	93,728,667	1.01%	-7.81% to -9.80%
2010	0.65% to 2.80%	6,143,715	12.86 to 12.40	77,797,454	1.03%	7.97% to 5.63%
Variable Insurance Portfolios - High Income (WRHIP)
2014	0.40% to 2.80%	7,890,294	10.55 to 11.39	92,712,517	5.10%	1.50% to -0.95%
2013	0.60% to 2.80%	7,007,963	10.38 to 11.50	82,246,215	4.30%	3.77% to 7.41%	****
2012	0.75% to 2.80%	2,344,079	10.86 to 10.71	25,294,682	0.05%	8.55% to 7.05%	****
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
2014	0.40% to 2.85%	4,185,462	14.08 to 13.18	57,044,940	0.00%	7.44% to 4.80%
2013	0.40% to 2.65%	2,767,879	13.11 to 12.62	35,566,853	0.00%	29.42% to 26.50%
2012	0.40% to 2.80%	741,676	10.13 to 9.97	7,454,095	0.00%	1.29% to -0.34%	****
Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)
2014	0.40% to 0.60%	3,358	12.26 to 12.22	41,162	0.12%	4.44% to 4.23%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)
2014	0.40% to 0.60%	234,969	$13.67 to $ 13.53	$3,211,436	1.09%	2.98% to 2.77%
2013	0.40% to 0.60%	216,208	13.27 to 13.16	2,869,630	1.53%	14.29% to 14.06%
2012	0.40%	199,019	11.61	2,311,373	0.81%	6.52%
2011	0.40%	92,333	10.90	1,006,692	0.10%	0.35%
Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)
2014	0.40% to 0.60%	2,132,566	15.03 to 14.87	32,040,936	1.03%	3.82% to 3.61%
2013	0.40% to 0.60%	2,057,057	14.48 to 14.36	29,770,493	1.12%	20.35% to 20.11%
2012	0.40%	1,406,121	12.03	16,912,148	0.74%	9.09%
2011	0.40%	424,157	11.03	4,676,395	0.61%	-1.85%
2010	0.40%	2,491	11.23	27,982	0.00%	12.18%
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)
2014	0.40% to 0.60%	3,277,315	15.68 to 15.52	51,389,608	1.04%	4.20% to 3.99%
2013	0.40% to 0.60%	3,153,289	15.05 to 14.93	47,456,503	1.25%	23.32% to 23.07%
2012	0.40%	2,235,029	12.20	27,276,311	0.71%	10.37%
2011	0.40%	1,230,558	11.06	13,606,615	0.72%	-3.40%
Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)
2014	0.40% to 0.60%	526,562	14.40 to 14.25	7,582,097	0.98%	3.46% to 3.26%
2013	0.40% to 0.60%	540,241	13.92 to 13.80	7,518,782	1.36%	17.24% to 17.00%
2012	0.40%	449,607	11.87	5,337,953	0.69%	7.98%
2011	0.40%	148,360	11.00	1,631,286	0.33%	-0.40%
Advantage VT Discovery Fund (SVDF)
2013	1.30%	74	68.31	5,055	0.01%	41.93%
2012	1.30%	74	48.13	3,562	0.00%	16.20%
2011	1.30%	74	41.42	3,065	0.00%	-0.88%
Advantage VT Opportunity Fund - Class 2 (SVOF)
2010	1.30%	836	58.00	48,490	0.48%	22.15%
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
2014	0.40% to 2.75%	2,922,620	24.82 to 20.55	67,222,496	0.00%	-2.27% to -4.58%
2013	0.40% to 2.70%	2,411,352	25.40 to 21.64	57,488,287	0.00%	49.63% to 46.18%
2012	0.40% to 2.70%	2,006,569	16.97 to 14.80	32,340,952	0.00%	7.44% to 4.95%
2011	0.40% to 2.70%	2,029,850	15.80 to 14.11	30,844,147	0.00%	-4.98% to -7.17%
2010	0.80% to 2.70%	1,674,122	16.51 to 15.19	27,016,561	0.00%	25.76% to 23.35%
Advantage VT Small Cap Value Fund - Class 2 (WFVSMV)
2014	1.10%	631	11.53	7,278	0.35%	3.31%
2013	1.10%	684	11.17	7,637	0.72%	13.49%
2012	1.10%	753	9.84	7,408	0.87%	12.74%
2011	1.10%	951	8.73	8,299	0.67%	-8.28%
2010	1.10%	1,026	9.51	9,762	1.49%	15.96%
Advantage VT Total Return Bond Fund - Class 2 (WFVTRB)
2014	1.15% to 1.25%	21,348	14.61 to 14.46	309,073	1.36%	4.37% to 4.27%
2013	1.15% to 1.25%	21,348	14.00 to 13.87	296,394	1.25%	-3.55% to -3.65%
2012	1.15% to 1.25%	21,348	14.52 to 14.40	307,599	1.44%	4.87% to 4.77%
2011	1.15% to 1.25%	21,348	13.84 to 13.74	293,570	2.67%	7.07% to 6.96%
2010	1.15% to 1.25%	21,348	12.93 to 12.85	274,433	3.38%	5.81% to 5.70%
Advantage - VT Omega Growth Fund - Class 2 (WFVOG2)
2014	1.15% to 1.75%	2,235	19.91 to 19.38	43,856	0.00%	2.67% to 2.05%
2013	1.15% to 1.75%	2,784	19.39 to 18.99	53,355	0.13%	38.27% to 37.43%
2012	1.15% to 1.75%	3,493	14.03 to 13.82	48,543	0.00%	19.00% to 18.28%
2011	1.40% to 2.20%	4,361	11.74 to 11.60	51,038	0.00%	-6.86% to -7.62%
2010	1.40% to 2.20%	4,925	12.61 to 12.56	62,030	0.00%	26.08% to 25.61%	****
Global Securities Fund/VA - Class 3 (obsolete)(OVGS3)
2013	0.80% to 1.40%	1,979,986	30.83 to 28.90	57,749,512	1.38%	26.32% to 25.56%
2012	0.80% to 1.40%	2,245,911	24.41 to 23.02	52,131,298	2.12%	20.25% to 19.53%
2011	0.80% to 1.40%	2,572,768	20.30 to 19.26	49,919,305	1.30%	-9.00% to -9.55%
2010	0.80% to 1.40%	3,037,983	22.30 to 21.29	65,110,849	1.47%	15.05% to 14.35%
Global Securities Fund/VA - Class 4 (obsolete) (OVGS4)
2013	0.75% to 2.65%	4,545,894	13.11 to 17.24	87,818,648	1.15%	26.05% to 23.64%
2012	0.75% to 2.80%	4,390,476	10.40 to 13.76	67,830,605	1.92%	20.05% to 17.56%
2011	0.75% to 2.55%	4,665,467	8.66 to 11.94	60,579,285	1.03%	-9.18% to -10.82%
2010	0.75% to 2.70%	4,965,773	9.54 to 13.25	71,526,134	1.23%	14.80% to 12.55%
Janus Aspen Series - Global Technology Portfolio - Service II Shares (obsolete) (JAGTS2)
2011	0.75% to 2.55%	921,943	10.22 to 9.92	10,932,894	0.00%	-9.49% to -11.13%
2010	0.80% to 2.45%	765,556	15.90 to 11.17	10,472,391	0.00%	23.52% to 11.68%	****
Janus Aspen Series - Overseas Portfolio - Service II Shares (obsolete) (JAIGS2)
2011	0.65% to 2.80%	4,453,401	7.21 to 16.61	83,075,727	0.37%	-32.77% to -34.23%
2010	0.65% to 2.80%	5,924,822	10.72 to 25.25	165,454,474	0.57%	24.22% to 21.53%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Templeton Developing Markets Securities Fund - Class 3 (obsolete) (FTVDM3)
2013	0.80% to 2.65%	1,142,861	$11.79 to $ 15.15	$19,109,102	1.93%	-1.76% to -3.60%
2012	0.80% to 2.65%	1,605,393	12.00 to 15.71	27,445,545	1.42%	12.25% to 10.15%
2011	0.80% to 2.65%	1,718,984	10.69 to 14.27	26,345,988	0.99%	-16.53% to -18.09%
2010	0.80% to 2.80%	1,928,435	12.81 to 17.26	35,662,153	1.60%	16.57% to 14.23%
Templeton Foreign Securities Fund - Class 3 (obsolete) (TIF3)
2013	0.80% to 2.95%	3,996,862	13.70 to 15.49	70,947,400	2.40%	22.00% to 19.35%
2012	0.80% to 3.30%	4,857,387	11.23 to 12.58	71,028,710	2.99%	17.35% to 14.39%
2011	0.80% to 3.30%	5,613,198	9.57 to 10.99	70,423,411	1.69%	-11.39% to -13.62%
2010	0.80% to 3.30%	6,154,147	10.80 to 12.73	87,837,444	1.66%	7.54% to 4.83%
Templeton Global Bond Securities Fund - Class 3 (obsolete) (FTVGI3)
2013	0.65% to 2.65%	7,038,230	16.04 to 16.40	127,456,544	4.76%	0.98% to -1.06%
2012	0.65% to 2.65%	6,702,502	15.88 to 16.58	121,596,625	6.32%	14.31% to 12.01%
2011	0.65% to 2.65%	6,648,136	13.89 to 14.80	106,571,620	5.61%	-1.47% to -3.45%
2010	0.65% to 2.75%	6,305,385	14.10 to 15.24	103,381,528	1.36%	13.64% to 11.24%
Managed Allocation Fund - Moderate Growth II (obsolete) (VFMG2)
2011	1.15% to 2.20%	293,739	11.34 to 10.46	3,311,354	1.57%	-6.59% to -7.58%
2010	1.15% to 2.35%	334,971	12.14 to 11.20	4,073,490	0.67%	9.28% to 7.96%
Federated NVIT High Income Bond Fund - Class III (obsolete) (HIBF3)
2013	0.75% to 2.75%	5,499,724	14.54 to 14.30	87,655,891	6.26%	6.14% to 4.00%
2012	0.75% to 2.80%	6,661,716	13.70 to 13.69	101,010,556	8.06%	13.85% to 11.49%
2011	0.75% to 2.80%	7,233,930	12.03 to 12.28	97,191,051	7.75%	3.03% to 0.91%
2010	0.75% to 2.80%	7,280,016	11.68 to 12.17	95,630,359	8.85%	12.31% to 9.99%
NVIT Emerging Markets Fund - Class III (obsolete) (GEM3)
2013	0.80% to 1.40%	656,098	26.65 to 24.83	16,463,567	1.06%	-0.05% to -0.66%
2012	0.80% to 1.40%	878,960	26.67 to 25.00	22,181,145	0.46%	16.30% to 15.59%
2011	0.80% to 1.40%	1,075,051	22.93 to 21.63	23,447,431	0.66%	-23.01% to -23.48%
2010	0.80% to 1.40%	1,413,626	29.79 to 28.26	40,245,214	0.07%	15.29% to 14.59%
NVIT Emerging Markets Fund - Class VI (obsolete) (GEM6)
2013	0.75% to 2.80%	2,953,153	7.07 to 17.17	56,177,769	0.97%	-0.31% to -2.37%
2012	0.75% to 2.80%	2,705,132	7.09 to 17.58	52,295,751	0.26%	16.04% to 13.64%
2011	0.75% to 2.80%	2,598,477	6.11 to 15.47	43,888,708	0.45%	-23.17% to -24.76%
2010	0.75% to 2.80%	2,890,791	7.95 to 20.57	63,579,406	0.00%	15.02% to 12.65%
NVIT International Equity Fund - Class III (obsolete) (GIG3)
2013	0.80% to 1.40%	1,095,402	23.66 to 22.04	24,342,382	0.52%	16.87% to 16.16%
2012	0.80% to 1.40%	1,277,738	20.24 to 18.98	24,424,151	0.82%	14.65% to 13.96%
2011	0.80% to 1.40%	1,510,544	17.66 to 16.65	25,320,360	1.23%	-10.48% to -11.03%
2010	0.80% to 1.40%	1,753,932	19.73 to 18.72	33,009,096	0.96%	12.36% to 11.69%
V.I. Capital Appreciation Fund - Series II (obsolete) (AVCA2)
2011	0.80% to 2.95%	490,830	7.80 to 9.58	5,707,367	0.00%	-8.85% to -10.82%
2010	0.80% to 2.95%	579,187	8.56 to 10.74	7,427,438	0.51%	14.28% to 11.81%
V.I. Capital Development Fund - Series II (obsolete) (AVCD2)
2011	0.80% to 2.95%	1,414,528	8.85 to 13.36	22,791,109	0.00%	-8.11% to -10.10%
2010	0.80% to 2.95%	1,298,000	9.63 to 14.87	23,011,080	0.00%	17.52% to 14.98%
VIP Trust - Global Bond Fund - Class R1 (obsolete) (VWBFR)
2011	0.80% to 1.40%	399,375	15.18 to 14.49	5,818,090	8.13%	7.28% to 6.63%
2010	0.80% to 1.40%	437,415	14.15 to 13.59	5,970,833	3.67%	5.35% to 4.71%
VIP Trust - Emerging Markets Fund - Class R1 (obsolete) (VWEMR)
2011	0.80% to 1.40%	551,256	21.46 to 20.49	11,367,873	1.24%	-26.35% to -26.79%
2010	0.80% to 1.40%	827,950	29.14 to 27.99	23,300,754	0.62%	25.85% to 25.09%
VIP Trust - Global Hard Assets Fund - Class R1 (obsolete) (VWHAR)
2011	0.75% to 2.80%	3,469,671	9.84 to 9.50	54,489,679	1.02%	-17.02% to -18.74%
2010	0.75% to 2.80%	2,350,975	11.86 to 11.69	53,750,243	0.32%	18.57% to 16.94%	****
NVIT Multi-Manager International Growth Fund - Class III (obsolete) (NVMIG3)
2013	0.80% to 1.40%	3,088,532	11.63 to 11.23	34,837,398	1.22%	20.37% to 19.64%
2012	0.80% to 1.40%	3,566,046	9.66 to 9.39	33,593,312	0.58%	14.85% to 14.15%
2011	0.80% to 1.40%	4,100,818	8.41 to 8.22	33,815,868	1.26%	-10.09% to -10.63%
2010	0.80% to 1.40%	4,850,543	9.35 to 9.20	44,725,588	0.74%	13.12% to 12.44%
NVIT Multi-Manager International Value Fund - Class III (obsolete) (GVDIV3)
2013	0.80% to 1.40%	284,346	19.20 to 17.99	5,155,407	2.21%	20.45% to 19.72%
2012	0.80% to 1.40%	334,802	15.94 to 15.03	5,067,035	0.37%	16.30% to 15.59%
2011	0.80% to 1.40%	415,870	13.70 to 13.00	5,441,335	1.76%	-16.78% to -17.29%
2010	0.80% to 1.40%	485,438	16.47 to 15.72	7,673,903	2.20%	5.26% to 4.63%
NVIT Multi-Manager International Value Fund - Class VI (obsolete) (GVDIV6)
2013	0.40% to 2.80%	5,533,991	8.79 to 10.76	66,931,305	2.32%	20.61% to 17.71%
2012	0.40% to 3.30%	5,926,599	7.29 to 8.74	60,197,485	0.16%	16.48% to 13.08%
2011	0.40% to 3.30%	5,935,093	6.25 to 7.73	52,384,680	1.81%	-16.73% to -19.16%
2010	0.40% to 3.30%	5,274,892	7.51 to 9.56	56,592,567	2.39%	5.43% to 2.36%
AllianceBernstein NVIT Global Fixed Income Fund - Class III (obsolete) (NVAGF3)
2010	0.80% to 2.15%	288,563	12.20 to 11.92	3,481,331	6.20%	7.37% to 5.91%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Credit Suisse Trust - International Equity Flex III Portfolio (obsolete) (CSIEF3)
2010	0.80% to 1.40%	196,205	$11.25 to $ 11.18	$2,195,392	0.10%	11.33% to 10.66%
NVIT Worldwide Leaders Fund - Class III (obsolete) (GEF3)
2010	0.80% to 1.40%	147,046	15.45 to 14.84	2,194,434	0.98%	10.47% to 9.80%
NVIT Worldwide Leaders Fund - Class VI (obsolete) (NVGWL6)
2010	1.10% to 2.75%	152,509	14.65 to 14.25	2,217,538	1.20%	10.02% to 8.18%
High Income Fund/VA - Class 3 (obsolete) (OVHI3)
2011	0.80% to 1.40%	175,763	2.80 to 2.72	482,217	9.26%	-2.66% to -3.25%
2010	0.80% to 1.40%	196,791	2.88 to 2.81	557,028	4.97%	13.77% to 13.08%
High Income Fund/VA - Class 4 (obsolete) (OVHI4)
2011	0.95% to 2.75%	2,632,631	2.79 to 2.56	7,156,844	8.99%	-2.99% to -4.75%
2010	0.95% to 2.75%	2,685,043	2.88 to 2.69	7,562,792	5.30%	13.18% to 11.13%
High Income Fund/VA - Non-Service Shares (obsolete) (OVHI)
2011	0.80% to 1.40%	7,881	3.03 to 2.93	23,296	12.77%	-3.12% to -3.70%
2010	0.80% to 1.40%	16,199	3.13 to 3.04	49,546	6.11%	13.90% to 13.21%
High Income Fund/VA - Service Class (obsolete) (OVHIS)
2011	0.95% to 2.35%	642,234	3.60	2,495,365	9.54%	-3.48% to -4.84%
2010	0.95% to 2.70%	856,240	3.73 to 3.68	3,456,019	6.12%	13.35% to 11.35%
U.S. Equity Flex I Portfolio (obsolete) (WSCP)
2010	0.80% to 1.40%	2,155,736	15.16 to 15.42	33,594,652	0.15%	13.54% to 12.86%

2014	Reserves for annuity contracts in payout phase:			9,682,634
2014	Contract owners equity:			$45,160,288,424
2013	Reserves for annuity contracts in payout phase:			10,085,658
2013	Contract owners equity:			$41,548,378,750
2012	Reserves for annuity contracts in payout phase:			8,281,156
2012	Contract owners equity:			$33,972,994,748
2011	Reserves for annuity contracts in payout phase:			8,361,300
2011	Contract owners equity:			$29,793,903,432
2010	Reserves for annuity contracts in payout phase:			8,598,792
2010	Contract owners equity:			$26,665,526,554

*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

KPMG LLP
Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder

Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2014 and 2013, and the related consolidated statements of operations, comprehensive income, equity, and cash flows for each of the years in the three-year period ended December 31, 2014. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying table of contents. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2014 and 2013, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2014, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ KPMG LLP

Columbus, Ohio

February 25, 2015

KPMG LLP is a Delaware limited liability partnership, the U.S.

member firm of KPMG International Cooperative (“KPMG

International”), a Swiss entity.

1

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Operations

	Year ended December 31,
(in millions)	2014	2013	2012
Revenues
Policy charges	$2,065	$1,849	$1,670
Premiums	831	724	635
Net investment income	1,900	1,849	1,825
Net realized investment (losses) gains, including other-than-temporary impairment losses	(1,078)	678	319
Other revenues	11	17	7

Total revenues	$3,729	$5,117	$4,456

Benefits and expenses
Interest credited to policyholder account values	$1,096	$1,067	$1,038
Benefits and claims	1,502	1,354	1,227
Amortization of deferred policy acquisition costs	207	374	575
Other expenses, net of deferrals	1,055	981	917

Total benefits and expenses	$3,860	$3,776	$3,757

(Loss) income before federal income taxes and noncontrolling interests	$(131)	$1,341	$699
Federal income tax (benefit) expense	(147)	313	99

Net income	$16	$1,028	$600
Less: Loss attributable to noncontrolling interest, net of tax	(94)	(82)	(61)

Net income attributable to Nationwide Life Insurance Company	$110	$1,110	$661

See accompanying notes to consolidated financial statements.

2

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Comprehensive Income

	Year ended December 31,
(in millions)	2014	2013	2012
Net income	$16	$1,028	$600

Other comprehensive income (loss), net of tax
Changes in:
Net unrealized gains (losses) on available-for-sale securities	$435	$(663)	$571
Other	27	(7)	(5)

Total other comprehensive income (loss), net of tax	$462	$(670)	$566

Total comprehensive income	$478	$358	$1,166
Less: Comprehensive loss attributable to noncontrolling interests, net of tax	(94)	(82)	(61)

Total comprehensive income attributable to Nationwide Life Insurance Company	$572	$440	$1,227

See accompanying notes to consolidated financial statements.

3

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Balance Sheets

	December 31,
(in millions, except for share and per share amounts)	2014	2013
Assets
Investments:
Fixed maturity securities, available-for-sale	$35,418	$32,249
Mortgage loans, net of allowance	7,270	6,341
Policy loans	992	987
Short-term investments	935	411
Other investments	822	767

Total investments	$45,437	$40,755
Cash and cash equivalents	77	61
Accrued investment income	670	603
Deferred policy acquisition costs	4,063	3,778
Goodwill	200	200
Other assets	5,001	3,979
Separate account assets	88,076	84,069

Total assets	$143,524	$133,445

Liabilities and equity
Liabilities
Future policy benefits and claims	$40,730	$36,765
Short-term debt	660	278
Long-term debt	709	707
Other liabilities	5,313	4,122
Separate account liabilities	88,076	84,069

Total liabilities	$135,488	$125,941

Shareholder’s equity
Common stock ($1 par value; authorized - 5,000,000 shares, issued and outstanding - 3,814,779 shares)	$4	$4
Additional paid-in capital	1,718	1,718
Retained earnings	4,630	4,520
Accumulated other comprehensive income	1,044	582

Total shareholder’s equity	$7,396	$6,824
Noncontrolling interests	640	680

Total equity	$8,036	$7,504

Total liabilities and equity	$143,524	$133,445

See accompanying notes to consolidated financial statements.

4

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Equity

(in millions)	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income	Total shareholder’s equity	Non- controlling interest	Total equity
Balance as of December 31, 2011	$4	$1,718	$2,789	$686	$5,197	$345	$5,542
Cash dividend paid	—	—	(40)	—	(40)	—	(40)
Comprehensive income (loss):
Net income (loss)	—	—	661	—	661	(61)	600
Other comprehensive income	—	—	—	566	566	—	566

Total comprehensive income (loss)	$—	$—	$661	$566	$1,227	$(61)	$1,166
Change in noncontrolling interest	—	—	—	—	—	63	63

Balance as of December 31, 2012	$4	$1,718	$3,410	$1,252	$6,384	$347	$6,731

Comprehensive income (loss):
Net income (loss)	—	—	1,110	—	1,110	(82)	1,028
Other comprehensive loss	—	—	—	(670)	(670)	—	(670)

Total comprehensive income (loss)	$—	$—	$1,110	$(670)	$440	$(82)	$358
Change in noncontrolling interest	—	—	—	—	—	415	415

Balance as of December 31, 2013	$4	$1,718	$4,520	$582	$6,824	$680	$7,504

Comprehensive income (loss):
Net income (loss)	—	—	110	—	110	(94)	16
Other comprehensive income	—	—	—	462	462	—	462

Total comprehensive income (loss)	$—	$—	$110	$462	$572	$(94)	$478
Change in noncontrolling interest	—	—	—	—	—	54	54

Balance as of December 31, 2014	$4	$1,718	$4,630	$1,044	$7,396	$640	$8,036

See accompanying notes to consolidated financial statements.

5

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Cash Flows

	Year ended December 31,
(in millions)	2014	2013	2012
Cash flows from operating activities
Net income	$16	$1,028	$600
Adjustments to net income:
Net realized investment losses (gains), including other-than-temporary impairment losses	1,078	(678)	(319)
Interest credited to policyholder account values	1,096	1,067	1,038
Capitalization of deferred policy acquisition costs	(685)	(604)	(470)
Amortization of deferred policy acquisition costs	207	374	575
Amortization and depreciation	128	77	80
Deferred tax (benefit) expense	(152)	346	243
Changes in:
Policy liabilities	(421)	(475)	(548)
Derivatives, net	(181)	(483)	(490)
Other, net	(59)	88	(84)

Net cash provided by operating activities	$1,027	$740	$625

Cash flows from investing activities
Proceeds from maturities of available-for-sale securities	$2,798	$3,689	$2,909
Proceeds from sales of available-for-sale securities	647	1,091	796
Purchases of available-for-sale securities	(5,640)	(6,842)	(5,167)
Proceeds from repayments and sales of mortgage loans	920	1,091	1,048
Issuances and purchases of mortgage loans	(1,837)	(1,593)	(1,114)
Net (increase) decrease in short-term investments	(524)	654	98
Collateral received (paid), net	399	(637)	(208)
Other, net	(94)	42	(12)

Net cash used in investing activities	$(3,331)	$(2,505)	$(1,650)

Cash flows from financing activities
Net change in short-term debt	$382	$(22)	$(477)
Proceeds from issuance of long-term debt	—	2	13
Cash dividend paid to Nationwide Financial Services, Inc.	—	—	(40)
Repayments of long-term debt	—	(299)	—
Investment and universal life insurance product deposits	6,037	6,139	5,566
Investment and universal life insurance product withdrawals	(4,095)	(4,034)	(4,063)
Other, net	(4)	(22)	39

Net cash provided by financing activities	$2,320	$1,764	$1,038

Net increase (decrease) in cash and cash equivalents	$16	$(1)	$13
Cash and cash equivalents at beginning of year	61	62	49

Cash and cash equivalents at end of year	$77	$61	$62

See accompanying notes to consolidated financial statements.

6

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC,” or collectively with its subsidiaries, “the Company”) was incorporated in 1929 and is an Ohio domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation (“Nationwide Corp.”), a majority-owned subsidiary of NMIC.

The Company is a leading provider of long-term savings and retirement products in the United States of America (“U.S.”). The Company develops and sells a diverse range of products and services including individual annuities, private and public sector group retirement plans, investment products sold to institutions, life insurance and advisory services.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouse and regional firms, pension plan administrators and life insurance specialists. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (“NRS”) and Nationwide Financial Network (“NFN”) producers, which includes the agency distribution force of the Company’s ultimate parent company, NMIC.

Wholly-owned subsidiaries of NLIC as of December 31, 2014 include Nationwide Life and Annuity Insurance Company (“NLAIC”), Nationwide Investment Services Corporation (“NISC”) and Nationwide Investment Advisor (“NIA”). NLAIC primarily offers universal life insurance, variable universal life insurance, term life insurance, corporate-owned life insurance (“COLI”) and individual annuity contracts on a non-participating basis. NISC is a registered broker-dealer. NIA is a registered investment advisor.

As of December 31, 2014 and 2013, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region of the U.S. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which the Company is overly vulnerable to a single event which could cause a severe impact on the Company’s financial position.

(2)	Summary of Significant Accounting Policies

Basis of Presentation

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. The consolidated financial statements include majority-owned subsidiaries and consolidated variable interest entities (“VIEs”). All significant intercompany accounts and transactions have been eliminated.

Entities in which NLIC does not have a controlling interest, but the Company has significant influence over the operating and financing decisions, and also certain other investments, are reported using the equity method.

Use of Estimates

The Company’s consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the U.S. (“GAAP”). The preparation of the consolidated financial statements in accordance with GAAP requires the Company to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Significant estimates include the balance and amortization of deferred policy acquisition costs (“DAC”), legal and regulatory reserves, certain investment and derivative valuations, future policy benefits and claims including the valuation of embedded derivatives resulting from living benefit guarantees on variable annuity contracts, goodwill, provision for income taxes and valuation of deferred tax assets. Actual results could differ significantly from those estimates.

7

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Revenues and Benefits

Investment and universal life insurance products. Investment products are long-duration contracts that do not subject the Company to significant risk arising from mortality (the incidence of death) or morbidity (the incidence of disability resulting from disease or physical impairment). These include variable and fixed deferred annuity contracts in the accumulation phase with both individuals and groups, as well as certain annuities without life contingencies. Universal life insurance products include long-duration insurance contracts that do not have fixed or guaranteed terms. These include universal life insurance, variable universal life insurance, COLI, bank-owned life insurance (“BOLI”) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, surrender charges and other policy charges earned and assessed against policy account balances during the period. Policy charges are assessed on a daily or monthly basis and are recognized as revenue when assessed and earned. Assessments for services provided in future periods are recorded as unearned revenue and recognized as revenue over the periods benefited. Surrender charges are recognized as revenue upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

Traditional life insurance products. Traditional life insurance products include those products with fixed and guaranteed terms, primarily consisting of whole life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are generally recognized as revenue when due. For certain annuities with life contingencies, any excess of gross premium over the net premium is deferred and recognized with the amount of expected future benefits. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Future Policy Benefits and Claims

Investment and universal life insurance products. The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and for universal life insurance policies at the policy accrued account balance, which represents participants’ net deposits adjusted for investment performance, interest credited and applicable contract charges.

The Company offers certain universal life insurance and variable universal life insurance with no-lapse guarantees and variable annuity products with guaranteed minimum death benefits (“GMDB”) and/or guaranteed minimum income benefits (“GMIB”). Liabilities for these guarantees are calculated by multiplying the current benefit ratio by the cumulative assessments recorded from contract inception through the balance sheet date less the cumulative guaranteed benefit payments plus interest. The Company annually evaluates its experience and assumptions and adjusts the benefit ratio as appropriate. If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes with a related charge or credit to other benefits and claims in the period of evaluation. Determination of the expected benefit payments and assessments are based on a range of scenarios and assumptions, including those related to market rates of return and volatility, contract surrenders and mortality experience. The accounting for these guarantees impacts estimated gross profits used to calculate the balance and amortization of DAC and other expenses. Refer to Note 4 for further discussion of these guarantees.

Guarantees to variable annuity contractholders can include a return of no less than the total deposits made on the contract less any customer withdrawals, total deposits made on the contract less any customer withdrawals plus a minimum return, or the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary. In addition, these guarantees can include benefits payable in the event of death, upon annuitization, upon periodic withdrawal or at specified dates during the accumulation period. Refer to Note 4 for further discussion of these guarantees.

8

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The Company’s guaranteed minimum accumulation benefit (“GMAB”) and guaranteed living withdrawal benefit (“GLWB”) living benefit guarantees represent embedded derivatives in variable annuity contracts that are required to be separated from, and valued apart from, the host variable annuity contracts. The embedded derivatives are held at fair value and include the present value of attributed fees. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivatives incorporate numerous assumptions including, but not limited to, mortality, lapse rates, index volatility, benefit utilization and discounting. Benefit utilization includes wait period (the number of years the policyholder is assumed to wait prior to beginning withdrawals once eligible) and efficiency of benefit utilization (the percent of the maximum permitted withdrawal that a policyholder takes). Discounting includes liquidity and non-performance risk (the risk that the liability will not be fulfilled) and affects the value at which the liability is transferred. The assumptions used to calculate the fair value of embedded derivatives are reviewed as part of an annual comprehensive study of assumptions. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary.

The Company’s equity indexed products (life and annuity) have the policyholders’ interest credits based on market performance with caps and floors. The interest credits represent embedded derivatives within the insurance contract and therefore are required to be separated from, and valued apart from, the host contracts. The embedded derivatives are held at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of interest credited. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, mortality, lapse rates and index volatility. The assumptions used to calculate the fair value of embedded derivatives are reviewed as part of an annual comprehensive study of assumptions. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary.

Traditional life insurance products. The process of calculating reserve amounts for traditional life insurance products involves the use of a number of assumptions, including those related to persistency, mortality, morbidity, interest rates (the rates expected to be paid or received on financial instruments) and certain other expenses.

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method, with weighted average interest rates of 6.6% and estimates of mortality, morbidity, investment yields and persistency that were used or being experienced at the time the policies were issued, with a provision for adverse deviation.

The liability for future policy benefits for certain annuities with life contingencies was calculated using the present value of future benefits and certain expenses, discounted using weighted average interest rates of 4.8% with a provision for adverse deviation.

The Company issues fixed and floating rate funding agreements to the Federal Home Loan Bank of Cincinnati (“FHLB”). The liability for such funding agreements is recorded in future policy benefits and claims at amortized cost. The amount of collateralized funding agreements outstanding with the FHLB as of December 31, 2014 and 2013 was $1.8 billion and $913 million, respectively. In connection with an FHLB requirement for funding agreements, the Company held $35 million and $18 million of FHLB stock as of December 31, 2014 and 2013, respectively.

Reinsurance ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the original insurer from its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company.

Deferred Policy Acquisition Costs

The Company has deferred certain acquisition costs that are directly related to the successful acquisition of new and renewal insurance and investment contracts. The methods and assumptions used to amortize and assess recoverability of the DAC balance depend on the type of product.

9

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Investment and universal life insurance products. For certain investment and universal life insurance products, DAC is amortized with interest over the lives of the policies in relation to the present value of estimated gross profits, which is determined primarily from projected interest margins, policy charges and net realized investment gains and losses, less policy benefits and other expenses. The DAC asset related to investment and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on available-for-sale securities, with the corresponding adjustment recorded in accumulated other comprehensive income (“AOCI”). This adjustment to DAC represents the change in amortization that would have been required as a charge or credit to operations had such unrealized amounts been realized. DAC for investment and universal life insurance products is subject to recoverability testing in the year of policy issuance, and DAC for universal life insurance products is also subject to loss recognition testing at the end of each reporting period.

The Company regularly evaluates and adjusts the DAC balance when actual gross profits in a given reporting period vary from management’s initial estimates. Additionally, the assumptions used in the estimation of gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual process. During the annual process, the Company performs a comprehensive study of assumptions, including mortality and persistency studies, maintenance expense studies and an evaluation of projected general and separate account investment returns. The most significant assumptions that are involved in the estimation of future gross profits include future net separate account investment performance, surrender/lapse rates, interest margins, renewal premiums and mortality. The Company refers to this process as “unlocking.” Quarterly, consideration is given as to whether adjustments to these assumptions are necessary. The Company uses a reversion to the mean process to determine the assumption for the future net separate account investment performance. This process assumes different performance levels over the next three years, such that the separate account mean return, measured from the anchor date to the end of the life of the product, equals the long-term assumption. The Company’s long-term assumptions for net separate account investment performance consist of assumed gross returns of 10.5% for equity funds and 5.0% for fixed funds.

Changes in assumptions and the emergence of actual gross profits can have a significant impact on the amount of DAC reported for investment and universal life insurance products and their related amortization patterns. Additionally, the amortization of DAC can be affected by the change in the valuation of the Company’s variable annuity guarantees. See Future Policy Benefits and Claims for further discussion of the valuation of the Company’s variable annuity guarantees. In the event actual experience differs from assumptions or future assumptions are revised, the Company will record an increase or decrease in DAC amortization expense, which could be significant.

Traditional life insurance. DAC is amortized with interest over the premium-paying period of the related policies in proportion to premium revenue recognized. These assumptions are consistent with those used in the calculation of liabilities for future policy benefits at issuance. DAC is evaluated for recoverability at the time of policy issuance, and loss recognition testing is conducted each reporting period.

Refer to Note 5 for discussion regarding assumption changes impacting DAC amortization and related balances.

Investments

Available-for-sale securities. Available-for-sale securities are reported at fair value, with unrealized holding gains and losses reported as a separate component of other comprehensive income, net of adjustments for DAC and other expenses, future policy benefits and claims, policyholder dividend obligations and deferred federal income taxes. Realized gains and losses on sales of available-for-sale securities are recognized in income based on the specific identification method. Interest and dividend income is recognized when earned.

As of December 31, 2014 and 2013, 99% of fixed maturity securities were priced using external source data. Independent pricing services are most often utilized (87% and 86% as of December 31, 2014 and 2013, respectively) to determine the fair value of securities for which market quotations are available. For these securities, the Company obtains the pricing services’ methodologies, inputs and assumptions and classifies the investments accordingly in the fair value hierarchy.

A corporate pricing matrix is used in valuing certain corporate debt securities. The corporate pricing matrix is developed using private spreads for corporate securities with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular fixed maturity security to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular security.

10

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Non-binding broker quotes are also utilized to determine the fair value of certain corporate debt, mortgage-backed and other asset-backed securities when quotes are not available from independent pricing services, corporate pricing matrix or internal pricing models. These securities are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers, as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

When the collectability of contractual interest payments on fixed maturity securities is considered doubtful, such securities are placed in non-accrual status and any accrued interest is excluded from investment income. These securities are not restored to accrual status until the Company determines that payment of future principal and interest is probable.

For investments in certain residential and commercial mortgage-backed securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method, based on prepayment assumptions and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

The Company periodically reviews its available-for-sale securities to determine if any decline in fair value to below amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss, reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

In assessing corporate debt securities for other-than-temporary impairment, the Company evaluates the ability of the issuer to meet its debt obligations, the value of the company or specific collateral securing the debt, the Company’s intent to sell the security and whether it is more likely than not the Company will be required to sell the security before the recovery of its amortized cost basis. The Company evaluates U.S. government and agencies, as well as obligations of states, political subdivisions and foreign governments for other-than-temporary impairment by examining similar characteristics.

When evaluating whether residential mortgage-backed securities, commercial mortgage-backed securities and other asset-backed securities are other-than-temporarily impaired, the Company examines characteristics of the underlying collateral, such as delinquency and default rates, the quality of the underlying borrower, the type of collateral in the pool, the vintage year of the collateral, subordination levels within the structure of the collateral pool, the quality of any credit guarantors, the Company’s intent to sell the security and whether it is more likely than not it will be required to sell the security before the recovery of its amortized cost basis.

The Company evaluates its intent to sell on an individual security basis. Other-than-temporary impairment losses on securities when the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security prior to recovery of the security’s amortized cost basis are bifurcated, with the credit portion of the impairment loss being recognized in earnings and the non-credit loss portion of the impairment and any subsequent changes in the fair value of those debt securities being recognized in other comprehensive income, net of applicable taxes and other offsets. To estimate the credit portion of an impairment loss recognized in earnings, the Company considers the present value of the cash flows. To the extent that the present value of cash flows generated by a debt security is less than the amortized cost, an other-than-temporary impairment is recognized through earnings.

It is possible that further declines in fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further other-than-temporary impairments in the near term, which could be significant.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. These mortgage loans are further segregated into the following classes based on the unique risk profiles of the underlying property types: office, industrial, retail, apartment and other. Mortgage loans held-for-investment are held at amortized cost less a valuation allowance.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are generally obtained to support loaned amounts, as the loans are usually collateral dependent.

11

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The collectability and value of a mortgage loan are based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the Company’s commercial mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property.

The Company actively monitors the credit quality of its mortgage loans to support the development of the valuation allowance. This monitoring process includes quantitative analyses, which facilitate the identification of deteriorating loans, and qualitative analyses, which consider other factors relevant to the borrowers’ ability to repay. Surveillance procedures identify loans with deteriorating credit fundamentals and these loans are evaluated based on the severity of their deterioration and management’s judgment as to the likelihood of loss.

Mortgage loans require a loan-specific reserve when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and either the fair value of the collateral less costs to sell or the present value of expected future cash flows discounted at the loan’s market interest rate. Loan-specific reserve charges are recorded in net realized investment gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is also recorded in net realized investment gains and losses.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve based primarily on loan surveillance categories and property type classes, which reflects management’s best estimate of probable credit losses inherent in the portfolio of loans without specific reserves as of the balance sheet date. Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. Non-specific reserve changes are recorded in net realized investment gains and losses.

Interest income on performing mortgage loans is recognized over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are considered delinquent when contractual payments are 90 days past due.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Short-term investments. Short-term investments consist primarily of highly liquid mutual funds and government agency discount notes with maturities of twelve months or less at acquisition. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company are included in short-term investments on the consolidated balance sheets. The Company carries short-term investments at fair value.

Other investments. Other investments consist primarily of equity method investments in private equity, hedge funds and partnerships, as well as COLI, trading securities, equity securities and capital stock with the FHLB.

Securities lending. The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income on the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total investments of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company recognizes loaned securities in either available-for-sale or other investments. A securities lending payable is recorded in other liabilities for the amount of cash collateral received. Net income received from securities lending activities is included in net investment income. As of December 31, 2014 and 2013, the fair value of loaned securities was $254 million and $116 million, respectively.

Variable interest entities. In the normal course of business, the Company has relationships with VIEs. If the Company determines that it has a variable interest and is the primary beneficiary, it consolidates the VIE. The Company is the primary beneficiary if the Company has the power to direct the activities of the VIE that most significantly impact the economic performance of the entity and the obligation to absorb losses or receive benefits from the entity that could be potentially significant to the VIE. This determination is based on a review of the entity’s contract and other deal related information, such as the entity’s equity investment at risk, decision-making abilities, obligations to absorb economic risks and right to receive economic rewards of the entity.

12

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The majority of the VIEs consolidated by the Company are due to guarantees provided to limited partners related to the amount of tax credits that will be generated by Low-Income-Housing Tax Credit Funds (“Tax Credit Funds”). The results of operations and financial position of each VIE for which the Company is the primary beneficiary, as well as the corresponding noncontrolling interests, are recorded in the consolidated financial statements. Ownership interests held by unrelated third parties in the consolidated VIEs are presented as noncontrolling interests in the equity section of the consolidated financial statements. Losses attributable to noncontrolling interests are excluded from the net income attributable to NLIC on the consolidated statements of operations.

The Company invests in fixed maturity securities that could qualify as VIEs, including corporate securities, mortgage-backed securities and asset-backed securities. The Company is not the primary beneficiary of these securities as the Company does not have the power to direct the activities that most significantly impact the entities’ performance. The Company’s maximum exposure to loss is limited to the carrying values of these securities. There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets. Refer to Note 6 for additional disclosures related to these investments.

The Company is not required and does not intend to provide financial or other support outside of contractual requirements to any VIE.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include interest rate swaps, futures contracts and options. Certain features embedded in the Company’s indexed products and certain variable annuity contracts require derivative accounting. Refer to the prior discussion of Future Policy Benefits and Claims for a description of the valuation applicable to these products. All derivative instruments are held at fair value and are reflected as assets or liabilities in the consolidated balance sheets.

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels. In cases where observable inputs are not available, the Company will utilize non-binding broker quotes to determine fair value, and these instruments are classified accordingly in the fair value hierarchy. Price movements of these broker quotes are subject to validation and require approval from the Company’s management. Management uses models to internally value the instruments for comparison to the values received through broker quotes.

For derivatives that are not designated for hedge accounting, the gain or loss on the derivative is primarily recognized in net realized investment gains and losses.

For derivative instruments that are designated and qualify for fair value hedge accounting, the gain or loss on the derivative instrument, as well as the hedged item to the extent of the risk being hedged, are recognized in net realized investment gains and losses.

For derivative instruments that are designated and qualify for cash flow hedge accounting, the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into earnings in the same period or periods that the hedged transaction impacts earnings. The ineffective portion of the derivative’s change in value, if any, along with any of the derivative’s change in value that is excluded from the assessment of hedge effectiveness, are recorded in net realized investment gains and losses.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements, which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the form of cash and marketable securities.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market and income approaches.

13

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes assets and liabilities held at fair value in the consolidated balance sheets as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments, and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Fair Value Option

The Company assesses the fair value option election for newly acquired assets or liabilities on a prospective basis. There are no material assets or liabilities for which the Company has elected the fair value option.

Federal Income Taxes

The Company recognizes deferred tax assets and liabilities for the expected future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, net operating losses and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities due to a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are recorded to reduce a deferred tax asset to the amount expected to be realized. Interest expense and any associated penalties which relate to tax years still subject to review by the Internal Revenue Service (“IRS”) are recorded as income tax expense.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the consolidated financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as the lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue.

NLIC files a separate consolidated federal income tax return with its subsidiaries and is eligible to join the NMIC consolidated tax return group in 2015.

Cash and Cash Equivalents

Cash and cash equivalents include highly liquid investments with original maturities of less than three months.

14

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Goodwill

In connection with business acquisitions, the Company recognizes goodwill as the excess of the purchase price over the fair value of net assets acquired as goodwill. Goodwill is not amortized, but is evaluated for impairment at the reporting unit level annually. Goodwill of a reporting unit is tested for impairment on an interim basis, in addition to the annual evaluation, if an event occurs or circumstances change which would more likely than not reduce the fair value of a reporting unit below its carrying amount. If a reporting unit’s fair value is less than its carrying value, the Company will calculate implied goodwill. An impairment would be recognized on a reporting unit for the amount that the carrying value of its goodwill exceeds the implied value of its goodwill.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value, discount rates, expected levels of cash flows, revenues and earnings, and the selection of comparable companies used to develop market-based assumptions. The Company performed its 2014 annual impairment test and determined that no impairment was required.

Closed Block

In connection with the sponsored demutualization of Provident Mutual Life Insurance Company (“Provident”) prior to its acquisition by the Company, Provident established a closed block for the benefit of certain classes of individual participating policies that had a dividend scale payable in 2001. Assets were allocated to the closed block in an amount that produces cash flows which, together with anticipated revenues from closed block business, is reasonably expected to be sufficient to provide for (1) payment of policy benefits, specified expenses and taxes, and (2) the continuation of dividends throughout the life of the Provident policies included in the closed block based upon the dividend scales payable for 2001, if the experience underlying such dividend scales continues.

Assets allocated to the closed block benefit only the holders of the policies included in the closed block and will not revert to the benefit of the Company. No reallocation, transfer, borrowing or lending of assets can be made between the closed block and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without the approval of the Pennsylvania Insurance Department and Ohio Department of Insurance (“ODI”). The closed block will remain in effect as long as any policy in the closed block is in force.

If, over time, the aggregate performance of the closed block assets and policies is better than was assumed in funding the closed block, dividends to policyholders will increase. If, over time, the aggregate performance of the closed block assets and policies is less favorable than was assumed in the funding, dividends to policyholders could be reduced. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from the Company’s assets outside of the closed block, which are general account assets.

The assets and liabilities allocated to the closed block are recorded in the Company’s consolidated financial statements on the same basis as other similar assets and liabilities. The carrying amount of closed block liabilities in excess of the carrying amount of closed block assets at the date Provident was acquired by the Company represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income, for the benefit of stockholders, over the period the policies in the closed block remain in force.

If actual cumulative earnings exceed expected cumulative earnings, the expected earnings are recognized in income. This is because the excess actual cumulative earnings over expected cumulative earnings, which represents undistributed accumulated earnings attributable to policyholders, is recorded as a policyholder dividend obligation. Therefore, the excess will be paid to closed block policyholders as an additional policyholder dividend expense in the future unless it is otherwise offset by future performance of the closed block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, actual earnings will be recognized in income.

The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions and net investment income and realized gains and losses on investments held outside of the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies. See Note 10 for further disclosure.

Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. In the separate account, investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. Separate account assets are primarily comprised of public, privately registered and non-registered mutual funds. Separate account assets are recorded at fair value based on the methodology that would be applicable to the underlying assets. The value of separate account liabilities is set to equal the fair value for separate account assets.

15

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 4% of the Company’s life insurance in force in 2014 and 2013 and 5% in 2012 and 37% of the number of life insurance policies in force in 2014 (38% in 2013 and 40% in 2012). The provision for policyholder dividends was based on the respective year’s dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

Subsequent Events

The Company evaluated subsequent events through February 25, 2015, the date the consolidated financial statements were issued.

(3)	Recently Issued Accounting Standards

Adopted Accounting Standards

On January 1, 2014, the Company adopted ASU 2013-04, which amends existing guidance in ASC 405, Liabilities. The ASU provides guidance for the recognition, measurement and disclosure of obligations resulting from joint and several liability arrangements for which the total amount of the obligation is fixed at the reporting date. The adoption of this guidance had no impact on the Company’s consolidated financial statements.

On January 1, 2014, the Company adopted ASU 2013-08, which amends existing guidance in ASC 946, Financial Services – Investment Companies. The amended guidance modifies the definition of investment companies and requires new disclosures around the status and operations of investment companies. In addition, the guidance requires an investment company to measure its noncontrolling interests in another investment company at fair value rather than the equity method of accounting. The adoption of this guidance had no impact on the Company’s consolidated financial statements.

On January 1, 2014, the Company adopted ASU 2013-11, which amends existing guidance in ASC 740, Income Taxes. The amended guidance provides clarification on the financial statement presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss or a tax credit carryforward exists. The adoption of this guidance had no impact on the Company’s consolidated financial statements.

Pending Accounting Standards

In January 2014, the FASB issued ASU 2014-01, which amends existing guidance in ASC 323, Equity Method and Joint Ventures. The amended guidance permits reporting entities to make an accounting policy election to account for their investments in qualified affordable housing projects using the proportional amortization method if certain conditions are met. The Company will adopt the ASU for interim and annual reporting periods beginning January 1, 2015. The Company is currently in the process of determining the impact of adoption.

In January 2014, the FASB issued ASU 2014-04, which amends existing guidance in ASC 310, Receivables and ASC 360, Property, Plant and Equipment. The amended guidance provides clarification on the accounting for situations in which a creditor obtains collateral assets in satisfaction of all or part of a receivable. The Company will adopt the ASU for interim and annual periods beginning January 1, 2015. The Company is currently in the process of determining the impact of adoption.

In May 2014, the FASB issued ASU 2014-09, which amends existing guidance in ASC 606, Revenue from Contracts with Customers and ASC 340, Other Assets and Deferred Costs – Contracts with Customers. The amended guidance develops a single standard to recognize revenue when the identified performance obligation is satisfied. The Company will adopt the ASU for interim and annual periods beginning January 1, 2017. The Company is currently in the process of determining the impact of adoption.

In June 2014, the FASB issued ASU 2014-11, which amends existing guidance in ASC 860, Transfers and Servicing. The amended guidance amends certain criteria when evaluating effective control in certain repurchase agreement transactions and eliminates specific guidance on repurchase financing and requires that these transactions be treated in the same manner as repurchase transactions. Additionally, the amended guidance requires additional disclosures for repurchase agreements. The Company will adopt the ASU for interim and annual periods beginning January 1, 2015. The Company is currently in the process of determining the impact of adoption.

In August 2014, the FASB issued ASU 2014-14, which amends ASC 310, Receivables. The amended guidance requires creditors to classify certain foreclosed government guaranteed mortgage loans as a receivable from the guarantor that is measured at the amount expected to be recovered under the guarantee, without treating the guarantee as a separate unit of account. The Company will adopt the ASU for interim and annual periods beginning January 1, 2015. The Company is currently in the process of determining the impact of adoption.

16

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

In November 2014, the FASB issued ASU 2014-17, which amends ASC 805, Business Combinations. The amended guidance gives an acquired entity the option to apply pushdown accounting in its stand-alone financial statements. The Company will adopt the ASU for interim and annual periods beginning January 1, 2015. The Company is currently in the process of determining the impact of adoption.

(4)	Certain Long-Duration Contracts

Variable Annuity Contracts

Contractholder assets are invested in general and separate account investment options as directed by the contractholder. The Company issues variable annuity contracts through its separate accounts. The Company also provides various forms of guarantees to benefit the related contractholders. The Company provides five primary guarantee types: (1) GMDB; (2) GLWB; (3) GMAB; (4) a hybrid guarantee with GMAB and GLWB; and (5) GMIB.

The GMDB, offered on every variable annuity contract, provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it by having the death benefit paid into the contract and having a second death benefit paid upon the survivor’s death.

The GLWB, offered in the Company’s Lifetime Income products, are living benefits that provide for enhanced retirement income security without the liquidity loss associated with annuitization. The withdrawal rates vary based on the age when withdrawals begin and are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder. The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of a feature driven by account performance and policy duration.

The GMAB, which was offered in the Company’s Capital Preservation Plus product, is a living benefit that provides the contractholder with a guaranteed return of deposits, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years) selected by the contractholder at the issuance of the variable annuity contract. In some cases, the contractholder also has the option, after a specified time period, to drop the guarantee and continue the variable annuity contract without the GMAB. In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.

The GMIB, which was offered with several variable annuity contracts, is a living benefit that provides the contractholder with a guaranteed annuitization stream of income.

The following table summarizes information regarding variable annuity contracts with guarantees invested in general and separate accounts, as of the dates indicated (a contract may contain multiple guarantees):

	December 31, 2014				December 31, 2013
(in millions)	General account value	Separate account value	Net amount at risk[1]	Average age[2]	General account value	Separate account value	Net amount at risk[1]	Average age[2]
Contracts with GMDB:
Return of net deposits	$872	$23,079	$21	65	$916	$19,927	$13	64
Minimum return or anniversary contract value	1,918	33,662	292	69	2,031	33,520	237	69

Total contracts with GMDB	$2,790	$56,741	$313	68	$2,947	$53,447	$250	67

GLWB Minimum return or anniversary contract value	$135	$31,031	$195	66	$178	$28,071	$74	64
GMAB Return of net deposits[3]	$43	$1,552	$—	67	$92	$2,383	$—	64
GMIB Minimum return or anniversary contract value	$45	$451	$1	66	$49	$510	$—	64

1	Net amount at risk is calculated on a policy-level basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit).
2	Represents the weighted average attained age of contractholders.
3	Contracts with the hybrid accumulation/withdrawal benefits are included with the accumulation benefits contracts.

17

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes the reserve balances for guarantees on variable annuity contracts, as of the dates indicated:

	December 31,
(in millions)	2014	2013
GMDB	$76	$55
GLWB[1]	$174	$(1,075)
GMAB[1,2]	$3	$(19)
GMIB	$1	$2

1	The changes in reserve balances for withdrawal benefits and accumulation benefits were primarily driven by declines in key interest rates, partially offset by rising equity markets during 2014. Refer to Note 7 for discussion of the related derivative programs.
2	Contracts with the hybrid accumulation/withdrawal benefits are included with the accumulation benefits contracts.

Paid claims for GMDBs were $11 million and $22 million for the years ended December 31, 2014 and 2013, respectively.

Paid claims for GLWBs, GMABs and GMIBs were immaterial for the years ended December 31, 2014 and 2013.

The following table summarizes the account balances of deferred variable annuity contracts with guarantees invested in separate accounts, as of the dates indicated:

	December 31,
(in millions)	2014	2013
Mutual funds:
Bond	$5,280	$5,685
Domestic equity	47,316	43,505
International equity	2,969	3,179

Total mutual funds	$55,565	$52,369
Money market funds	1,176	1,078

Total[1]	$56,741	$53,447

1	Excludes $31.3 billion and $30.6 billion as of December 31, 2014 and 2013, respectively, of separate account assets not related to deferred variable annuity contracts with guarantees, primarily attributable to retirement plan, variable universal life and COLI products.

The Company did not transfer any assets from the general account to the separate account to cover guarantees for any of its variable annuity contracts during the years ended December 31, 2014 and 2013.

Universal and Variable Universal Life Insurance Contracts

The Company offers certain universal life and variable universal life insurance products with no-lapse guarantees. These no-lapse guarantees provide that a policy will not lapse so long as the policyholder makes minimum premium payments. The reserve balances on these guarantees were $401 million and $325 million as of December 31, 2014 and 2013, respectively. Paid claims on contracts maintained in force by these guarantees were immaterial for the years ended December 31, 2014 and 2013.

The following table summarizes information regarding universal and variable universal life insurance contracts with no-lapse guarantees invested in general and separate accounts, as of the dates indicated:

(in millions)	General account value	Separate account value	Adjusted insurance in force[1]	Average age[2]
December 31, 2014	$1,954	$2,191	$41,484	51
December 31, 2013[3]	$1,522	$2,235	$36,956	51

1	The adjusted insurance in force is calculated on a policy-level basis and equals the respective guaranteed death benefit less the account value.
2	Represents the weighted average attained age of contractholders.
3	Amounts above are based on all policies with no-lapse guarantees. Previously, only those policies with a no-lapse guarantee carrying a reserve were included in the disclosure.

18

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(5)	Deferred Policy Acquisition Costs

The following table summarizes changes in the DAC balance, as of the dates indicated:

	December 31,
(in millions)	2014	2013	2012
Balance at beginning of year	$3,778	$3,249	$3,487
Capitalization of DAC	685	604	470
Amortization of DAC, excluding unlocks	(397)	(373)	(525)
Amortization of DAC related to unlocks	190	(1)	(50)
Adjustments to DAC related to unrealized gains and losses on available- for-sale securities	(193)	299	(133)

Balance at end of year	$4,063	$3,778	$3,249

During 2014, the Company recognized a decrease in DAC amortization of $190 million as a result of the annual comprehensive review of model assumptions and enhancements. The updated assumptions were primarily related to the actual performance of the block of business since the prior year review and the expectations for lapses, partially offset by an update to the Company’s long-term assumptions for separate account investment performance.

During 2013, the net change in DAC amortization as a result of the annual comprehensive review of model assumptions was immaterial.

During 2012, the Company incurred additional DAC amortization of $50 million as a result of the annual comprehensive review of model assumptions, as well as a deviation from equity market performance as compared to assumed net separate account returns. The updated assumptions were primarily related to actual gross profits and the in force block of business deviating from expectations, renewal premiums, general account margins and lapses.

19

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(6)	Investments

Available-for-Sale Securities

The following table summarizes the amortized cost, unrealized gains and losses and fair value of available-for-sale securities, as of the dates indicated:

(in millions)	Amortized cost	Unrealized gains	Unrealized losses	Fair value
December 31, 2014
Fixed maturity securities:
U.S. government and agencies	$448	$79	$—	$527
Obligations of states, political subdivisions and foreign governments	1,966	320	1	2,285
Corporate public securities	19,851	1,519	120	21,250
Corporate private securities	4,398	286	34	4,650
Residential mortgage-backed securities	3,694	190	45	3,839
Commercial mortgage-backed securities	1,431	74	3	1,502
Other asset-backed securities	1,410	27	72	1,365

Total fixed maturity securities	$33,198	$2,495	$275	$35,418
Equity securities	6	15	—	21

Total available-for-sale securities	$33,204	$2,510	$275	$35,439

December 31, 2013
Fixed maturity securities:
U.S. government and agencies	$484	$79	$2	$561
Obligations of states, political subdivisions and foreign governments	1,892	111	40	1,963
Corporate public securities	18,004	1,076	295	18,785
Corporate private securities	4,374	258	38	4,594
Residential mortgage-backed securities	3,919	163	79	4,003
Commercial mortgage-backed securities	1,439	86	21	1,504
Other asset-backed securities	890	26	77	839

Total fixed maturity securities	$31,002	$1,799	$552	$32,249
Equity securities	6	18	—	24

Total available-for-sale securities	$31,008	$1,817	$552	$32,273

The fair value of the Company’s investments may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads. The Company has the ability and intent to hold equity securities until recovery. The Company does not have the intent to sell, nor is it more likely than not it will be required to sell, debt securities in an unrealized loss position.

20

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes the amortized cost and fair value of fixed maturity securities, by contractual maturity, as of December 31, 2014. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

(in millions)	Amortized cost	Fair value
Fixed maturity securities:
Due in one year or less	$1,018	$1,037
Due after one year through five years	9,196	9,898
Due after five years through ten years	8,267	8,617
Due after ten years	8,182	9,160

Subtotal	$26,663	$28,712
Residential mortgage-backed securities	3,694	3,839
Commercial mortgage-backed securities	1,431	1,502
Other asset-backed securities	1,410	1,365

Total fixed maturity securities	$33,198	$35,418

The following table summarizes components of net unrealized gains and losses, as of the dates indicated:

	December 31,
(in millions)	2014	2013
Net unrealized gains on available-for-sale securities, before adjustments, taxes and fair value hedging	$2,235	$1,265

Net unrealized gains on available-for-sale securities, before adjustments and taxes[1]	$2,235	$1,265
Adjustment to DAC and other expense	(372)	(176)
Adjustment to future policy benefits and claims	(159)	(89)
Adjustment to policyholder dividend obligation	(120)	(85)
Deferred federal income tax expense	(548)	(314)

Net unrealized gains on available-for-sale securities	$1,036	$601

1	Includes net unrealized losses of $9 million and $40 million as of December 31, 2014 and 2013, respectively, related to the non-credit portion of other-than-temporarily impaired securities.

The following table summarizes the change in net unrealized gains and losses reported in accumulated other comprehensive income, for the years ended:

	December 31,
(in millions)	2014	2013
Balance at beginning of year	$601	$1,264
Unrealized gains and losses arising during the year:
Net unrealized gains (losses) on available-for-sale securities before adjustments	939	(1,657)
Non-credit impairments and subsequent changes in fair value of impaired debt securities	31	8
Net adjustment to DAC and other expense	(196)	306
Net adjustment to future policy benefits and claims	(70)	206
Net adjustment to policyholder dividend obligations	(35)	92
Related federal income tax (expense) benefit	(234)	366

Unrealized gains (losses) on available-for-sale securities	$435	$(679)
Reclassification adjustment for net losses realized on available-for-sale securities, net of tax benefit ($0 and $8 as of December 31, 2014 and 2013, respectively)	—	(16)

Net unrealized gains (losses) on available-for-sale securities	$435	$(663)

Balance at end of year	$1,036	$601

21

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes, by asset class, available-for-sale securities, in an unrealized loss position based on the amount of time each type of security has been in an unrealized loss position, as well as the related fair value, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Unrealized losses[1]
December 31, 2014
Fixed maturity securities:
Corporate public securities	$1,642	$63	$1,578	$57	$120
Residential mortgage-backed securities	268	2	487	43	45
Other asset-backed securities	662	5	493	67	72
Other	589	27	457	11	38

Total[2]	$3,161	$97	$3,015	$178	$275

December 31, 2013
Fixed maturity securities:
Corporate public securities	$4,889	$256	$442	$39	$295
Residential mortgage-backed securities	725	16	604	63	79
Other asset-backed securities	507	6	144	71	77
Other	1,838	85	222	16	101

Total[2]	$7,959	$363	$1,412	$189	$552

1	As of December 31, 2014 and 2013, there were $66 million and $82 million, respectively, of unrealized losses related to available-for-sale securities with a fair value to amortized cost ratio of less than 80%.
2	Represents 541 and 816 available-for-sale securities in an unrealized loss position as of December 31, 2014 and 2013, respectively.

Residential mortgage-backed securities are assessed for impairment using default estimates based on loan level data, where available. Where loan level data is not available, a proxy based on collateral characteristics is used. The impairment assessment considers loss severity as a function of multiple factors, including unpaid balance, interest rate, mortgage insurance ratios, assessed property value at origination, change in property value, loan-to-value (“LTV”) ratio at origination and prepayment speeds. Cash flows generated by the collateral are then utilized, along with consideration for the instrument’s position in the overall structure, to determine cash flows associated with the security.

Certain other asset-backed securities are assessed for impairment using expected cash flows based on various inputs, including default estimates based on the underlying corporate securities, historical and forecasted loss severities or other market inputs when recovery estimates are not feasible. When the collateral is regional bank and insurance company trust preferred securities, default estimates used to estimate cash flows are based on U.S. Bank Rating service data and broker research.

The Company believes the unrealized losses on these available-for-sale securities represent temporary fluctuations in economic factors that are not indicative of other-than-temporary impairment.

22

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, as of the dates indicated:

	December 31,
(in millions)	2014	2013
Amortized cost:
Loans with non-specific reserves	$7,279	$6,350
Loans with specific reserves	17	26

Total amortized cost	$7,296	$6,376
Valuation allowance:
Non-specific reserves	$21	$29
Specific reserves	5	6

Total valuation allowance	$26	$35

Mortgage loans, net of allowance	$7,270	$6,341

The following table summarizes activity in the valuation allowance for mortgage loans, for the years ended:

	December 31,
(in millions)	2014	2013	2012
Balance at beginning of year	$35	$44	$60
Current period provision[1]	(8)	(4)	2
Recoveries[2]	(1)	(5)	(15)
Charge offs and other	—	—	(3)

Balance at end of year	$26	$35	$44

1	Includes specific reserve provisions and all changes in non-specific reserves.
2	Includes recoveries on sales and increases in the valuation of loans with specific reserves.

As of December 31, 2014 and 2013, the carrying values of commercial mortgage loans specifically reserved were $12 million and $20 million, respectively, which is net of $5 million and $6 million, respectively, in specific reserves.

Interest income recognized on impaired commercial mortgage loans was $1 million and $3 million for the years ended December 31, 2014 and 2013, respectively. The average recorded investment was $16 million and $30 million for the years ended December 31, 2014 and 2013, respectively.

As of December 31, 2014 and 2013, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio. The Company had no mortgage loans 90 days or more past due and still accruing interest.

Management evaluates the credit quality of individual mortgage loans and the portfolio as a whole through a number of loan quality measurements, including, but not limited to, LTV and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. This process identifies mortgage loans representing the lowest risk profile and lowest potential for loss and those representing the highest risk profile and highest potential for loss. These factors are updated and evaluated at least annually.

23

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes the LTV ratio and DSC ratios of the mortgage loan portfolio, as of the dates indicated:

	LTV ratio				DSC ratio
(in millions)	Less than 80%	80% - less than 90%	90% or greater	Total	Greater than 1.10	1.00- 1.10	Less than 1.00	Total
December 31, 2014
Apartment	$2,156	$111	$17	$2,284	$2,252	$26	$6	$2,284
Industrial	1,131	34	35	1,200	1,048	89	63	1,200
Office	1,004	16	20	1,040	990	4	46	1,040
Retail	2,506	64	11	2,581	2,421	128	32	2,581
Other	191	—	—	191	191	—	—	191

Total[1]	$6,988	$225	$83	$7,296	$6,902	$247	$147	$7,296

December 31, 2013
Apartment	$1,788	$52	$30	$1,870	$1,857	$6	$7	$1,870
Industrial	951	52	86	1,089	893	122	74	1,089
Office	837	30	38	905	800	43	62	905
Retail	2,236	41	21	2,298	2,214	61	23	2,298
Other	213	—	1	214	214	—	—	214

Total[2]	$6,025	$175	$176	$6,376	$5,978	$232	$166	$6,376

1	As of December 31, 2014, the weighted average DSC ratios for the respective LTV ratio ranges above were 1.97, 1.27 and 0.90, with a total weighted average DSC ratio of 1.93. As of December 31, 2014, the weighted average LTV ratios for the respective DSC ratio ranges above were 60%, 59% and 90%, with a total weighted average LTV ratio of 60%.
2	As of December 31, 2013, the weighted average DSC ratios for the respective LTV ratio ranges above were 1.77, 1.22 and 1.00, with a total weighted average DSC ratio of 1.74. As of December 31, 2013, the weighted average LTV ratios for the respective DSC ratio ranges above were 60%, 61% and 91%, with a total weighted average LTV ratio of 61%.

While these loan quality measurements contribute to management’s assessment of relative credit risk in the mortgage loan portfolio for the dates indicated, based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible.

Available-For-Sale Securities on Deposit, Held in Trust and Pledged as Collateral

Available-for-sale securities with a carrying value of $8 million were on deposit with various regulatory agencies as required by law as of December 31, 2014 and 2013. Additionally, available-for-sale securities with a carrying value of $683 million and $849 million were pledged as collateral to secure recoveries under reinsurance contracts and other funding agreements as of December 31, 2014 and 2013, respectively. These securities are primarily included in fixed maturity securities in the consolidated balance sheets.

Tax Credit Funds

The Company has sold $1.3 billion and $1.2 billion in Tax Credit Funds to unrelated third parties as of December 31, 2014 and 2013, respectively. The Company has guaranteed after-tax benefits to the third party investors through periods ending in 2029. The Company held immaterial reserves on these transactions as of December 31, 2014 and 2013. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $744 million, but the Company does not anticipate making any material payments related to the guarantees. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments and (3) the Company oversees the asset management of the deals.

24

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Consolidated VIEs

The Company has relationships with VIEs where the Company is the primary beneficiary. These consolidated VIEs are primarily made up of Tax Credit Funds with guarantees to limited partners. Net assets (controlling and noncontrolling interests) of all consolidated VIEs totaled $640 million and $680 million as of December 31, 2014 and 2013, respectively, and are included within the balance sheet primarily as other investments of $580 million, other assets of $109 million and other liabilities of $75 million as of December 31, 2014, other investments of $554 million, other assets of $182 million and other liabilities of $82 million as of December 31, 2013. The Company’s general credit is not exposed to the creditors or beneficial interest holders of these consolidated VIEs.

Unconsolidated VIEs

In addition to the consolidated VIEs, the Company holds investments in VIEs where the Company is not the primary beneficiary, which are primarily investments in Tax Credit Funds without guarantees to limited partners. The carrying value of these investments was $113 million and $104 million as of December 31, 2014 and 2013, respectively. In addition, the Company has made commitments for further investments in these VIEs of $17 million and $29 million as of December 31, 2014 and 2013, respectively.

Net Investment Income

The following table summarizes net investment income, by investment type, for the years ended:

	December 31,
(in millions)	2014	2013	2012
Fixed maturity securities, available-for-sale	$1,575	$1,565	$1,506
Mortgage loans	362	348	366
Policy loans	51	52	53
Other	(29)	(57)	(45)

Gross investment income	$1,959	$1,908	$1,880
Investment expenses	59	59	55

Net investment income	$1,900	$1,849	$1,825

Net Realized Investment Gains and Losses, Including Other-Than-Temporary Impairments

The following table summarizes net realized investment gains and losses, including other-than-temporary impairments, by source, for the years ended:

	December 31,
(in millions)	2014	2013	2012
Net realized derivative (losses) gains	$(1,087)	$705	$314
Realized gains on sales	31	32	48
Realized losses on sales	(19)	(54)	(23)
Other	2	—	12

Net realized investment (losses) gains before other-than-temporary impairments on fixed maturity securities	$(1,073)	$683	$351
Other-than-temporary impairments on fixed maturity securities[1]	(5)	(5)	(32)

Net realized investment (losses) gains, including other-than-temporary impairments	$(1,078)	$678	$319

1	Other-than-temporary impairments on fixed maturity securities are net $1 million, $6 million and $36 million of non-credit losses included in other comprehensive income for the years ended December 31, 2014, 2013 and 2012, respectively.

Proceeds from the sale of available-for-sale securities were $0.6 billion, $1.1 billion and $0.8 billion during the years ended December 31, 2014, 2013 and 2012, respectively. Gross gains of $17 million, $31 million and $47 million and gross losses of $10 million, $50 million and $20 million were realized on sales of available-for-sale securities during the years ended December 31, 2014, 2013 and 2012, respectively.

25

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes the cumulative credit losses, for the years ended:

(in millions)	December 31,
	2014	2013	2012
Cumulative credit losses at beginning of year[1]	$(272)	$(289)	$(328)
New credit losses	(2)	(3)	(18)
Incremental credit losses	(4)	(3)	(10)
Losses related to securities included in the beginning balance sold or paid down during the period	24	23	67

Cumulative credit losses at end of year[1]	$(254)	$(272)	$(289)

1	Cumulative credit losses are defined as amounts related to the Company’s credit portion of the other-than-temporary impairment losses on debt securities that the Company does not intend to sell and that it is not more likely than not the Company will be required to sell prior to recovery of the amortized cost basis.

(7)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. The Company uses interest rate contracts, primarily interest rate swaps, to reduce or alter interest rate exposure arising from mismatches between assets and liabilities. In the case of interest rate swaps, the Company enters into a contractual agreement with a counterparty to exchange, at specified intervals, the difference between fixed and variable rates of interest, calculated on a reference notional amount.

Interest rate swaps are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate swaps are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa. The Company also enters into interest rate swap transactions, which are structured to provide an offset against the negative impact of higher interest rates on the Company’s capital position.

Equity market and interest rate risk management. The Company has a variety of variable annuity products with guaranteed benefit features. These products and related obligations expose the Company to various market risks, primarily equity and interest rate risks. Adverse changes in the equity markets or interest rate movements expose the Company to significant volatility. To mitigate these risks and hedge the guaranteed benefit obligations, the Company enters into a variety of derivatives including interest rate swaps, equity index futures, options and total return swaps.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument generally offsets the changes in the functional-currency equivalent cash flows of the hedged item. To mitigate this risk, the Company uses cross-currency swaps and futures, which are primarily included in other derivative contracts in the following tables.

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. In addition, the impact the Company’s exposure to credit risk could have on the effectiveness of the Company’s hedging relationships is considered. As of December 31, 2014 and 2013, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

26

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes the fair value and related notional amounts of derivative instruments, as of the dates indicated:

	Derivative assets		Derivative liabilities
(in millions)	Fair value	Notional	Fair value	Notional
December 31, 2014
Derivatives designated and qualifying as hedging instruments	$29	$381	$9	$176
Derivatives not designated as hedging instruments:
Interest rate contracts	$2,602	$32,829	$2,611	$32,756
Equity contracts	411	5,990	—	—
Total return swaps	—	—	41	2,808
Other derivative contracts	—	—	3	2

Total derivative instruments[1]	$3,042	$39,200	$2,664	$35,742
Accrued interest on derivative assets and liabilities	243		244

Total derivative positions	$3,285		$2,908

December 31, 2013
Derivatives designated and qualifying as hedging instruments	$1	$6	$26	$345
Derivatives not designated as hedging instruments:
Interest rate contracts	$1,787	$26,156	$2,100	$29,715
Equity contracts	343	6,556	—	—
Total return swaps	6	1,101	52	1,183
Other derivative contracts	—	—	5	2

Total derivative instruments[1]	$2,137	$33,819	$2,183	$31,245
Accrued interest on derivative assets and liabilities	196		227

Total derivative positions	$2,333		$2,410

1	Derivative assets and liabilities are included in other assets and other liabilities, respectively, in the consolidated balance sheets.

Of the $3.3 billion and $2.3 billion of fair value of total derivative assets at December 31, 2014 and 2013, $2.6 billion and $1.7 billion, respectively, are subject to master netting agreements. The Company received $535 million and $382 million of cash collateral and held $64 million and $29 million, respectively, of securities as off-balance sheet collateral, resulting in an immaterial uncollateralized position as of December 31, 2014 and 2013. Of the $2.9 billion and $2.4 billion of fair value of total derivative liabilities at December 31, 2014 and 2013, $2.6 billion and $1.7 billion, respectively, are subject to master netting agreements. The Company posted $330 million and $435 million of cash collateral and pledged securities with a fair value of $174 million and $173 million, respectively, resulting in an immaterial uncollateralized position as of December 31, 2014 and 2013.

27

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes gains and losses for derivative instruments recognized in net realized investment gains and losses in the consolidated statements of operations, for the years ended:

	December 31,
(in millions)	2014	2013	2012
Derivatives designated and qualifying as hedging instruments	$—	$(1)	$(1)
Derivatives not designated as hedging instruments:
Interest rate contracts	$142	$(209)	$(125)
Equity contracts	(79)	(776)	(665)
Total return swaps	(195)	(321)	(343)
Other derivative contracts	4	(9)	(1)
Net interest settlements	20	14	53

Total derivative losses[1]	$(108)	$(1,302)	$(1,082)

Change in embedded derivatives on guaranteed benefit annuity programs[2]	(1,271)	1,751	1,185
Other revenue on guaranteed benefit annuity programs	292	256	211

Change in embedded derivative liabilities and related fees	$(979)	$2,007	$1,396

Net realized derivative (losses) gains	$(1,087)	$705	$314

1	Included in total derivative losses are economic hedging gains (losses) of $941 million, $(1.8) billion and $(827) million related to the guaranteed benefit annuity programs for the years ended December 31, 2014, 2013 and 2012, respectively. Also included are economic hedging (losses) gains of $(1.0) billion, $645 million and $(129) million, respectively, related to the program that protects against the negative impact of higher interest rates on the Company’s statutory surplus position.
2	For the individual variable annuity business, the annual comprehensive review of model assumptions included a favorable impact for the years ended December 31, 2014 and 2013, primarily due to model enhancements and updated assumptions for discounting and benefit utilization, partially offset by mortality and lapse rates.

28

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(8)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value on a recurring basis as of December 31, 2014:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities, available-for-sale:
U.S. government and agencies	$523	$1	$3	$527
Obligations of states, political subdivisions and foreign governments	66	2,219	—	2,285
Corporate public securities	—	21,158	92	21,250
Corporate private securities	—	3,659	991	4,650
Residential mortgage-backed securities	1,034	2,796	9	3,839
Commercial mortgage-backed securities	—	1,499	3	1,502
Other asset-backed securities	—	1,196	169	1,365

Total fixed maturity securities, available-for-sale, at fair value	$1,623	$32,528	$1,267	$35,418
Other investments at fair value[1]	42	899	36	977

Investments at fair value	$1,665	$33,427	$1,303	$36,395

Derivative instruments - assets	—	2,631	411	3,042
Separate account assets	84,583	1,387	2,106	88,076

Assets at fair value	$86,248	$37,445	$3,820	$127,513

Liabilities
Future policy benefits and claims:
Embedded derivatives on living benefits	$—	$—	$(177)	$(177)
Embedded derivatives on indexed products	—	—	(84)	(84)

Total future policy benefits and claims	$—	$—	$(261)	$(261)
Derivative instruments - liabilities	—	(2,661)	(3)	(2,664)

Liabilities at fair value	$—	$(2,661)	$(264)	$(2,925)

1	Other investments at fair value includes $21 million of trading securities as of December 31, 2014.

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2014:

(in millions)	Fixed maturity securities[2]	Other investments	Derivative assets[3]	Separate account assets	Total assets at fair value	Liabilities at fair value[3]
Balance as of December 31, 2013	$1,088	$45	$343	$2,083	$3,559	$1,005
Net gains (losses)
In operations[1]	(5)	6	40	23	64	(1,269)
In other comprehensive income	21	1	—	—	22	—
Purchases	121	—	46	—	167	—
Sales	(241)	(16)	(18)	—	(275)	—
Transfers into Level 3	400	—	—	—	400	—
Transfers out of Level 3	(117)	—	—	—	(117)	—

Balance as of December 31, 2014	$1,267	$36	$411	$2,106	$3,820	$(264)

1	Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets are attributable to contractholders and therefore are not included in the Company’s earnings. The change in unrealized (losses) gains included in operations on assets and liabilities still held at the end of the year was $(1.3) billion for future policy benefits and claims, $154 million for derivative assets, and $6 million for other investments at fair value.
2	Non-binding broker quotes were utilized to determine a fair value of $1.1 billion of total fixed maturity securities as of December 31, 2014.
3	Non-binding broker quotes were utilized to determine a fair value of all Level 3 derivative assets and liabilities.

29

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Transfers into and out of Level 3 during the year ended December 31, 2014 are primarily due to certain corporate private securities, which changed pricing sources between broker quotes and independent pricing services. There were no material transfers between Levels 1 and 2 during the year ended December 31, 2014.

As discussed in Note 2, the valuation of embedded derivatives in living benefit guarantees and equity indexed products incorporates many inputs. Significant unobservable inputs for living benefit guarantees include discounting, index volatility, mortality, lapse rates, wait period and benefit utilization, while significant unobservable inputs for equity indexed products include mortality, lapse rates and index volatility. For both products, the Company derives these inputs, which vary widely by product, attained age, policy duration, benefits in the money (living benefit guarantees only) and the existence of surrender charges, from current experience and industry data. The fair value for these benefits is calculated using the mean of discounted cash flows across numerous random scenarios, an approach that is commonly used by the insurance industry for this type of valuation. This process considers a broader range of assumptions than what would be found in a deterministic approach.

Living Benefit Guarantees

The following table summarizes significant unobservable inputs used for fair value measurements for living benefits liabilities classified as Level 3 as of December 31, 2014:

Unobservable Inputs	Range
Mortality	0.1% - 8%²
Lapse	0% - 35%
Wait period	0 yrs - 30 yrs³
Efficiency of benefit utilization[1]	65% -100%
Discount rate	See footnote 4
Index volatility	15% - 25%

1	The unobservable input is not applicable to GMABs.
2	Represents the mortality for the majority of business with living benefits, with policyholders ranging from 45 to 85.
3	A portion of the contractholders could never use the benefit, which would extend the range to an indeterminate period.
4	Incorporates the liquidity and non-performance risk adjustment. The liquidity spread takes into consideration market observables for spreads in illiquid assets. The non-performance risk adjustment reflects an additional spread over LIBOR determined by market observables for similarly rated public bonds.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the living benefits liability:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, benefit in-the-moneyness, tax status (i.e. qualified or non-qualified), interest rate levels and applicable surrender charges. All else being equal, policies that are in-the-money will have lower lapse rates than policies that are out-of-the-money, and policies that have a surrender charge present will have lower lapse rates than policies without a surrender charge.

The assumed wait period and the efficiency of utilization determine the timing and amount of living benefits withdrawals. These assumptions vary by the product type, age of the policyholder and policy duration. Many products have a bonus feature which enhances the guarantee on every policy anniversary for the first ten years so long as withdrawals have not commenced. All else being equal, policies commencing withdrawals at a time around the year ten bonus will have higher liability values than policies commencing withdrawals 20 years after issue or policies commencing withdrawals only one year after issue. In addition, policies that are assumed to withdraw the maximum permitted amount will have a higher liability value than a policy that is assumed to withdraw less than the maximum allowed amount.

A higher discount rate tends to decrease the value of the liability and a lower discount rate tends to increase the value of the liability.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

30

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Equity Indexed Products

The following table summarizes significant unobservable inputs used for fair value measurements for indexed universal life equity indexed products classified as Level 3 as of December 31, 2014:

Unobservable Inputs	Range
Mortality	0% - 4%¹
Lapse	0% - 10%
Index volatility	15% - 25%

1	Represents the mortality for the majority of business, with policyholders ranging from 0 to 75.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the equity indexed products:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, and applicable surrender charges. All else being equal, policies with a surrender charge present will have lower lapse rates than policies without a surrender charge.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

Separate Accounts

The Company’s separate account assets include an investment in a mutual fund with a non-readily determinable fair value. Net asset value has been used to estimate the fair value of this investment as a practical expedient. The investments are included in Level 3 as they may not be redeemed until the guarantee period expires in 2016. The investment strategy of this fund is to build a portfolio where the assets shall be sufficient to achieve a target portfolio value by the end of the guarantee period. The net asset value of this fund reported in separate account assets was $1.7 billion as of December 31, 2014 and 2013.

31

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes assets and liabilities held at fair value on a recurring basis as of December 31, 2013:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities, available-for-sale:
U.S. government and agencies	$557	$1	$3	$561
Obligations of states, political subdivisions and foreign governments	63	1,900	—	1,963
Corporate public securities	1	18,705	79	18,785
Corporate private securities	—	3,791	803	4,594
Residential mortgage-backed securities	791	3,203	9	4,003
Commercial mortgage-backed securities	—	1,504	—	1,504
Other asset-backed securities	—	645	194	839

Total fixed maturity securities, available-for-sale, at fair value	$1,412	$29,749	$1,088	$32,249
Other investments at fair value[1]	64	357	45	466

Investments at fair value	$1,476	$30,106	$1,133	$32,715

Derivative instruments - assets	—	1,794	343	2,137
Separate account assets	80,647	1,339	2,083	84,069

Assets at fair value	$82,123	$33,239	$3,559	$118,921

Liabilities
Future policy benefits and claims:
Embedded derivatives on living benefits	$—	$—	$1,094	$1,094
Embedded derivatives on indexed products	—	—	(84)	(84)

Total future policy benefits and claims	$—	$—	$1,010	$1,010
Derivative instruments - liabilities	—	(2,178)	(5)	(2,183)

Liabilities at fair value	$—	$(2,178)	$1,005	$(1,173)

1	Other investments at fair value includes $31 million of trading securities as of December 31, 2013.

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2013:

(in millions)	Fixed maturity securities[2]	Other investments	Derivative assets[3]	Separate account assets	Total assets at fair value	Liabilities at fair value[3]
Balance as of December 31, 2012	$1,197	$62	$822	$2,025	$4,106	$(753)
Net gains (losses)
In operations[1]	(1)	(6)	(447)	58	(396)	1,758
In other comprehensive income	1	6	—	—	7	—
Purchases	115	5	129	—	249	—
Sales	(232)	(22)	(161)	—	(415)	—
Transfers into Level 3	142	—	—	—	142	—
Transfers out of Level 3	(134)	—	—	—	(134)	—

Balance as of December 31, 2013	$1,088	$45	$343	$2,083	$3,559	$1,005

1	Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets are attributable to contractholders and therefore are not included in the Company’s earnings. The change in unrealized gains (losses) included in operations on assets and liabilities still held as of the end of the year was $1.8 billion for future policy benefits and claims, $(297) million for derivative assets and $(6) million for other investments at fair value.
2	Non-binding broker quotes were utilized to determine a fair value of $924 million of total fixed maturity securities as of December 31, 2013.
3	Non-binding broker quotes were utilized to determine a fair value of all Level 3 derivative assets and liabilities.

Transfers into and out of Level 3 during the year ended December 31, 2013 are primarily due to certain corporate private securities and other asset-backed securities, which changed pricing sources between broker quotes and independent pricing services. There were no transfers between Levels 1 and 2 during the year ended December 31, 2013.

32

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Financial Instruments Not Carried at Fair Value

The following table summarizes the carrying value and fair value of the Company’s financial instruments not carried at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below.

	December 31, 2014				December 31, 2013
(in millions)	Carrying value	Fair value	Level 2	Level 3	Carrying value	Fair value	Level 2	Level 3
Assets
Investments:
Mortgage loans, net of allowance	$7,270	$7,616	$—	$7,616	$6,341	$6,481	$—	$6,481
Policy loans	$992	$992	$—	$992	$987	$987	$—	$987
Other investments	$60	$60	$—	$60	$43	$43	$—	$43

Liabilities
Investment contracts	$23,470	$21,742	$—	$21,742	$21,874	$20,436	$—	$20,436
Short-term debt	$660	$660	$—	$660	$278	$278	$—	$278
Long-term debt	$709	$1,069	$1,060	$9	$707	$1,004	$997	$7

Mortgage loans, net of allowance. The fair values of mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the consolidated balance sheets approximates fair value.

Other investments. Other investments not held at fair value consist of FHLB stock. The carrying amount reported in the consolidated balance sheets approximates fair value.

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable rate contracts approximates their carrying value.

Short-term debt. The carrying amount reported in the consolidated balance sheets approximates fair value.

Long-term debt. The fair values for long-term debt are based on estimated market prices using observable inputs from similar debt instruments.

(9)	Goodwill

The following table summarizes changes in the carrying value of goodwill by segment for the years indicated:

(in millions)	Retirement Plans	Individual Products & Solutions - Life and NBSG	Total
Balance as of December 31, 2012[1]	$25	$175	$200
Adjustments	—	—	—

Balance as of December 31, 2013[1]	$25	$175	$200
Adjustments	—	—	—

Balance as of December 31, 2014[1]	$25	$175	$200

1	The goodwill balances have not been previously impaired.

33

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(10)	Closed Block

The amounts shown in the following tables for assets, liabilities, revenues and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

The following table summarizes financial information for the closed block, as of the dates indicated:

	December 31,
(in millions)	2014	2013
Liabilities:
Future policyholder benefits	$1,669	$1,703
Policyholder funds and accumulated dividends	139	141
Policyholder dividends payable	22	23
Policyholder dividend obligation	152	113
Other policy obligations and liabilities	33	29

Total liabilities	$2,015	$2,009

Assets:
Fixed maturity securities, available-for-sale	$1,336	$1,320
Mortgage loans, net of allowance	272	257
Policy loans	149	157
Other assets	86	93

Total assets	$1,843	$1,827

Excess of reported liabilities over assets	172	182

Portion of above representing other comprehensive income:
Increase (decrease) in unrealized gain on fixed maturity securities, available-for-sale	$35	$(92)
Adjustment to policyholder dividend obligation	(35)	92

Total	$—	$—

Maximum future earnings to be recognized from assets and liabilities	$172	$182

Other comprehensive income:
Fixed maturity securities, available-for-sale:
Fair value	$1,336	$1,320
Amortized cost	1,216	1,235
Shadow policyholder dividend obligation	(120)	(85)

Net unrealized appreciation	$—	$—

34

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes closed block operations for the years ended:

	December 31,
(in millions)	2014	2013	2012
Revenues:
Premiums	$61	$66	$73
Net investment income	93	94	98
Realized investment gains	1	—	1
Realized losses credited to policyholder benefit obligation	(5)	(4)	(5)

Total revenues	$150	$156	$167

Benefits and expenses:
Policy and contract benefits	$124	$123	$134
Change in future policyholder benefits and interest credited to policyholder accounts	(34)	(29)	(27)
Policyholder dividends	43	44	50
Change in policyholder dividend obligation	(1)	3	(8)
Other expenses	2	(2)	1

Total benefits and expenses	$134	$139	$150

Total revenues, net of benefits and expenses, before federal income tax expense	$16	$17	$17
Federal income tax expense	6	6	6

Revenues, net of benefits and expenses and federal income tax expense	$10	$11	$11

Maximum future earnings from assets and liabilities:
Beginning of period	$182	$193	$204
Change during period	(10)	(11)	(11)

End of period	$172	$182	$193

Cumulative closed block earnings from inception through December 31, 2014, 2013 and 2012 were higher than expected as determined in the actuarial calculation. Therefore, policyholder dividend obligations (excluding the adjustment for unrealized gains on available-for-sale securities) were $32 million, $28 million and $21 million as of December 31, 2014, 2013 and 2012, respectively.

35

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(11)	Short-Term Debt

The Company classifies debt as short-term if the maturity date at inception is less than one year.

The following table summarizes the carrying value of short-term debt and weighted average annual interest rates, as of the dates indicated:

	December 31,
(in millions)	2014	2013
$600 million commercial paper program (0.20% and 0.24%, respectively)	$264	$278
$400 million revolving variable rate line of credit (1.57% and 0.00%, respectively)	396	—

Total short-term debt	$660	$278

In November 2014, the Company entered into a $400 million unsecured revolving promissory note and line of credit agreement with its parent company, NFS. Outstanding principal balances of the line of credit bear interest at the rate of six-month London Interbank Offered Rate (“LIBOR”) plus 1.25%. Interest is due and payable as of the last day of each interest period, as defined in the agreement, while there are outstanding principal balances. Under the terms of the agreement, the Company may borrow, repay and re-borrow advances under the line of credit at any time prior to the termination of the note, which, among other conditions, is November 2015, subject to automatic renewal for additional one year periods unless either party terminates the agreement. In February 2015, the Company repaid $200 million of the outstanding balance.

In March 2014, the Company renewed an agreement to extend its ability to borrow with the FHLB. This extension, which expires on March 27, 2015, allows the Company access to borrow up to $250 million, which would be collateralized by pledged securities. The Company had $8.5 billion and $4.3 billion in eligible collateral and no amounts outstanding under the agreement as of December 31, 2014 and 2013, respectively. Additionally, as part of the agreement, NLIC purchased $25 million in capital stock with the FHLB.

NMIC, NFS, and NLIC have a $600 million revolving variable rate credit facility that matures on May 6, 2015. NLIC had no amounts outstanding under the facility as of December 31, 2014 and 2013.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. The Company had no amounts outstanding under this agreement as of December 31, 2014 and 2013.

The terms of each debt instrument contain various restrictive covenants, including, but not limited to, minimum statutory surplus and minimum net worth requirements, and maximum debt to statutory surplus leverage ratio requirements, as defined in the agreements. The Company was in compliance with all covenants as of December 31, 2014 and 2013.

The amount of interest paid on short-term debt was immaterial in 2014, 2013 and 2012.

(12)	Long-Term Debt

The following table summarizes the carrying value of long-term debt, as of the dates indicated:

	December 31,
(in millions)	2014	2013
8.15% surplus note, due June 26, 2032, payable to NFS	$300	$300
7.50% surplus note, due December 17, 2031, payable to NFS	300	300
6.75% surplus note, due December 23, 2033, payable to NFS	100	100
Other	9	7

Total long-term debt	$709	$707

On December 31, 2010, Olentangy Reinsurance, LLC (“Olentangy”), a special purpose financial captive insurance company subsidiary of NLAIC domiciled in the State of Vermont, issued a variable funding surplus note due on December 31, 2040 to Nationwide Corporation, a majority-owned subsidiary of NMIC. In June 2013, the Company paid the outstanding balance of the surplus note. The Company made interest payments on the surplus note totaling $5 million during 2013 prior to the repayment of the outstanding balance. Payments of interest and principal under the notes require the prior approval of the State of Vermont.

The Company made interest payments to NFS on surplus notes totaling $54 million for the years ended December 31, 2014, 2013 and 2012. Payments of interest and principal under the notes require the prior approval of the ODI.

36

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(13)	Federal Income Taxes

The following table summarizes the components of federal income tax (benefit) expense for the years ended:

	December 31,
(in millions)	2014	2013	2012
Current tax expense (benefit)	$5	$(33)	$(144)
Deferred tax (benefit) expense	(152)	346	243

Total tax (benefit) expense	$(147)	$313	$99

The following table summarizes how the total federal income tax (benefit) expense differs from the amount computed by applying the U.S. federal income tax rate to net (loss) income for the years ended:

	December 31,
	2014		2013		2012
(in millions)	Amount	%	Amount	%	Amount	%
Rate reconciliation:
Computed (expected tax (benefit) expense)	$(46)	35%	$469	35%	$245	35%
Dividends received deduction	(87)	66%	(112)	(8)%	(75)	(11)%
Tax credits	(53)	41%	(82)	(6)%	(85)	(12)%
Other, net	39	(30)%	38	2%	14	2%

Total	$(147)	112%	$313	23%	$99	14%

The Company’s current federal income tax liability was $18 million and $13 million as of December 31, 2014 and 2013, respectively.

The Company made immaterial payments for the year ended December 31, 2014 and received refunds of $107 million and $95 million for the years ended 2013 and 2012, respectively.

During 2014 and 2013, the Company recorded a tax expense (benefit) of $16 million and $(13) million, respectively. These changes in estimates were primarily driven by differences in the Company’s separate account dividends received deduction (“DRD”) between the previous year’s estimate and the amount reported on the previous year’s tax return. No material changes in estimated income tax expense were recorded in 2012.

As of December 31, 2014, the Company had gross federal net operating loss carryforwards of $332 million, which expire in 2028. In addition, the Company had $147 million in low-income-housing credit carryforwards, which expire between 2024 and 2034, and $155 million in alternative minimum tax credit carryforwards, which have an unlimited carryforward. In addition, the Company had $53 million in foreign tax credit carryforwards which expire between 2019 and 2024. The Company expects to fully utilize all carryforwards.

37

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes the tax effects of temporary differences that gave rise to significant components of the net deferred tax liability included in other liabilities in the consolidated balance sheets, as of the dates indicated:

	December 31,
(in millions)	2014	2013
Deferred tax assets
Future policy benefits and claims	$1,274	$1,244
Tax credit carryforwards	355	352
Other	840	845

Gross deferred tax assets	$2,469	$2,441
Valuation allowance	(17)	(17)

Net deferred tax assets	$2,452	$2,424

Deferred tax liabilities
Deferred policy acquisition costs	$(1,113)	$(1,048)
Available-for-sale securities	(1,201)	(821)
Derivatives, including embedded derivatives	(267)	(600)
Other	(269)	(255)

Gross deferred tax liabilities	$(2,850)	$(2,724)

Net deferred tax liability	$(398)	$(300)

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize the deferred tax assets for which the Company has not established valuation allowances.

The following table is a rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties:

(in millions)	2014	2013	2012
Balance at beginning of period	$36	$36	$76
Additions for current year tax positions	3	2	(2)
Additions for prior years tax positions	—	—	25
Reductions for prior years tax positions	(1)	(2)	(63)

Balance at end of period	$38	$36	$36

The Company believes it is reasonably possible that the 2006 to 2010 IRS audit for the NLIC’s consolidated tax returns will be effectively settled within the next 12 months and as a result the liability for unrecognized tax benefits could decrease $15 million.

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. The Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities through the 2005 tax year. In 2013, the IRS commenced an examination of the Company’s U.S. income tax returns for the years 2009 through 2010. Any adjustments that may result from IRS examination of tax returns are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.

38

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(14)	Statutory Financial Information

Statutory Results

The Company’s life insurance subsidiaries prepare their statutory financial statements in conformity with the statutory accounting practices prescribed and permitted by insurance regulatory authorities, subject to any deviations prescribed or permitted by the applicable state departments of insurance. Olentangy was granted a permitted practice from the State of Vermont that changed NLAIC’s valuation of this subsidiary by $66 million as of December 31, 2014 and 2013, which also allowed NLIC to admit additional deferred tax assets of $10 million as of December 31, 2014 and 2013. Statutory accounting practices focus on insurer solvency and differ materially from GAAP primarily due to charging policy acquisition and other costs to expense as incurred, establishing future policy benefits and claims reserves based on different actuarial assumptions, excluding certain assets from statutory admitted assets and valuing investments and establishing deferred taxes on a different basis.

The following table summarizes the statutory net income (loss) and statutory capital and surplus for the Company’s primary life insurance subsidiaries for the years ended:

	December 31,
(in millions)	2014	2013	2012
Statutory net income (loss)
NLIC	$341	$262	$764
NLAIC	$(122)	$(103)	$(54)

Statutory capital and surplus
NLIC	$4,408	$3,550	$3,837
NLAIC	$691	$534	$311

Dividend Restrictions

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state. The State of Ohio insurance laws require Ohio-domiciled life insurance companies to seek prior regulatory approval to pay a dividend or distribute cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer for the prior year. During the years ended December 31, 2014 and 2013, NLIC did not pay any dividends to NFS. During the year ended December 31, 2012, NLIC paid a cash dividend of $40 million to NFS. As of January 1, 2015, NLIC has the ability to pay dividends to NFS totaling $441 million without obtaining prior approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus. Earned capital and surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder capital and surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

The Company currently does not expect such regulatory requirements to impair the ability to pay operating expenses and dividends in the future.

Regulatory Risk-Based Capital

The National Association of Insurance Commissioners’ (“NAIC”) Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. NLIC, NLAIC and Olentangy each exceeded the minimum RBC requirements for all periods presented.

39

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(15)	Related Party Transactions

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, employee benefit plans, office space cost sharing arrangements, and agreements related to reinsurance, cost sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed. For the years ended December 31, 2014, 2013 and 2012, the Company made payments to NMIC and NSC totaling $275 million, $277 million and $283 million, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.3 billion as of December 31, 2014 and 2013. Total revenues from these contracts were $131 million, $137 million and $140 million for the years ended December 31, 2014, 2013 and 2012, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $109 million for the years ended December 31, 2014 and 2013, and $113 million for the year ended December 31, 2012. The terms of these contracts are materially consistent with what the Company offers to unaffiliated parties.

The Company has a cost sharing arrangement with NMIC to occupy office space. The Company made payments to NMIC of $16 million for the years ended December 31, 2014 and 2013, and $15 million for the year ended December 31, 2012. In addition, an affiliate of NMIC has a cost sharing arrangement with the Company to occupy office space.

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC for the years ended December 31, 2014, 2013 and 2012 were $208 million, $179 million and $161 million, respectively, while benefits, claims and expenses ceded during these years were $217 million, $178 million and $167 million, respectively.

Funds of Nationwide Funds Group (“NFG”), an affiliate, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2014 and 2013, customer allocations to NFG funds totaled $58.1 billion and $53.2 billion, respectively. For the years ended December 31, 2014, 2013 and 2012, NFG paid the Company $185 million, $163 million and $144 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $636 million and $228 million as of December 31, 2014 and 2013, respectively.

Refer to Note 12 for discussion of variable funding surplus note between Olentangy Reinsurance, LLC and Nationwide Corporation.

Nationwide Bank has a line of credit agreement with NLIC that allows the Bank access to borrow up to $50 million from NLIC. The borrowing rate on the line of credit is equal to the daily Prime Rate. The Bank had no amounts outstanding under this agreement as of December 31, 2014 and 2013.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates were $57 million for the year ended December 31, 2014, and $54 million for the years ended December 31, 2013 and 2012.

The Company provides financing to Nationwide Realty Investors, LTD, a subsidiary of NMIC. As of December 31, 2014 and 2013, the Company had notes receivable outstanding of $142 million and $146 million, respectively.

40

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(16)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. The Company’s legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates. These matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted. Regulatory proceedings could also affect the outcome of one or more of the Company’s litigation matters. Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company’s consolidated financial position. Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company’s consolidated financial position or results of operations in a particular quarter or annual period.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the U.S. Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. The financial services industry has been the subject of increasing scrutiny in connection with a broad spectrum of regulatory issues; with respect to all such scrutiny directed at the Company and/or its affiliates, the Company is cooperating with regulators. The Company will cooperate with NMIC insofar as any inquiry, examination or investigation encompasses NMIC’s operations.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On November 18, 2009, the plaintiffs filed a sixth amended complaint amending the list of named plaintiffs and claiming to represent a class of qualified retirement plan trustees under the Employee Retirement Income Security Act of 1974 (“ERISA”) that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks damages in an amount equivalent to some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief and attorneys’ fees. On November 6, 2009, the Court granted the plaintiffs’ motion for class certification. On October 21, 2010, the District Court dismissed NFS from the lawsuit. On February 6, 2012, the Second Circuit Court of Appeals vacated the November 6, 2009 order granting class certification and remanded the case back to the District Court for further consideration. On September 6, 2013, the District Court granted the plaintiffs’ motion for class certification. On December 11, 2014, the plaintiffs filed a seventh amended complaint adding another sub class of defendants that held trust platform products. On December 11, 2014, the plaintiffs filed a motion for preliminary approval of settlement. On January 5, 2015, the Court signed the Order Preliminarily Approving Settlement and Approving Form and Manner of Notice. A Fairness Hearing has been set for March 31, 2015. NLIC has made adequate provision for all probable and reasonably estimable losses associated with this settlement.

Lehman Brothers Holdings, Inc. (Debtors) and Giddens, James v NLIC and NMIC, et al. In 2012, the Plaintiff, Debtor in Possession Lehman Brothers Special Financing, Inc., filed a class action in the United States Bankruptcy Court for the Southern District of New York seeking the recovery of certain assets from approximately 200 defendants, including NLIC and NMIC (the “Distributed Action”). The claims against NLIC and NMIC arise from the bankruptcy filings in 2008 of the Plaintiff and its parent company, Lehman Brothers Holding, Inc., which triggered the early termination of two collateralized debt obligation transactions, resulting in payments to NLIC and NMIC. The Plaintiff seeks to have certain sums returned to the bankruptcy estate in addition to prejudgment interest and costs. In 2013, Plaintiff sent correspondence to all defendants inviting settlement discussions and served NMIC and NLIC with a “SPV Derivatives ADR Notice,” formally starting the Alternative Dispute Resolution process. NMIC and NLIC responded, taking part in the ADR process, including a mediation. On July 17, 2014, the parties reached a settlement of this matter. On December 8, 2014, the settlement agreements were finalized and executed. Nationwide has issued the settlement payment, was dismissed from the case with prejudice on December 31, 2014, and this matter will shortly be closed.

41

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

Tax Matters

The Company’s federal income tax returns are routinely audited by the IRS. The Company has established tax reserves as described in Note 2. The Company believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

(17)	Reinsurance

The following table summarizes the effects of reinsurance on life, accident and health insurance in force and premiums for the years ended:

	December 31,
(in millions)	2014	2013	2012
Premiums
Direct	$1,178	$1,015	$890
Assumed from other companies	—	—	—
Ceded to other companies	(347)	(291)	(255)

Net	$831	$724	$635

Life, accident and health insurance in force
Direct	$241,936	$228,095	$216,002
Assumed from other companies	5	6	5
Ceded to other companies	(59,588)	(58,310)	(59,895)

Net	$182,353	$169,791	$156,112

Amounts recoverable under reinsurance contracts totaled $704 million, $675 million and $684 million as of December 31, 2014, 2013 and 2012, respectively, and are included in other assets in the consolidated balance sheets.

(18)	Segment Information

Management views the Company’s business primarily based on its underlying products and uses this basis to define its four reportable segments: Individual Products and Solutions-Annuity (formerly named Individual Investments), Retirement Plans, Individual Products and Solutions-Life and NBSG (formerly named Individual Protection) and Corporate and Other.

The primary segment profitability measure that management uses is a non-GAAP financial measure called pre-tax operating earnings (loss), which is calculated by adjusting income before federal income taxes to exclude: (1) net realized investment gains and losses, except for operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts); (2) the adjustment to amortization of DAC and other related expenses related to net realized investment gains and losses; and (3) net losses attributable to noncontrolling interest.

Due to a change in the manner in which we view our reportable segments, certain prior period amounts have been restated.

42

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Individual Products and Solutions-Annuity

The Individual Products & Solutions - Annuity segment consists of individual annuity products marketed under the Nationwide DestinationSM and other Nationwide-specific or private label brands. Deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, deferred variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features, while deferred fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods. Immediate annuities differ from deferred annuities in that the initial premium is exchanged for a stream of income for a certain period and/or for the owner’s lifetime without future access to the original investment. The majority of assets and recent sales for the Individual Products & Solutions - Annuity segment consist of deferred variable annuities.

Retirement Plans

The Retirement Plans segment is comprised of the private and public sector retirement plans businesses. The private sector business primarily includes Internal Revenue Code (“IRC”) Section 401 qualified plans funded through fixed and variable group annuity contracts issued through NLIC. The public sector business primarily includes IRC Section 457 (b) and Section 401(a) governmental plans, both in the form of full-service arrangements that provide plan administration along with fixed and variable group annuities, as well as administration-only business. Across the public and private sector business Nationwide Investment Advisors managed account services are also available. The Retirement Plans segment also includes stable value wrap products and solutions.

Individual Products and Solutions-Life and NBSG

The Individual Products & Solutions - Life and NBSG segment consists of life insurance products, including individual variable universal life, COLI and BOLI products, traditional life insurance products, fixed universal life insurance products and indexed universal life insurance products. Life insurance products provide a death benefit and, for certain products, allow the customer to build cash value on a tax-advantaged basis.

Corporate and Other

The Corporate and Other segment includes non-operating realized gains and losses and related amortization, including mark-to-market adjustments on embedded derivatives, net of economic hedges, related to products with living benefits included in the Individual Products & Solutions - Annuity segment, other-than-temporary impairment losses, and other revenues and expenses not allocated to other segments. Additionally, this segment includes the funding agreements with the FHLB, as well as the medium-term note (“MTN”) program that concluded in the fourth quarter of 2012.

43

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following tables summarize the Company’s business segment operating results for the years ended:

(in millions)	Individual Products and Solutions- Annuity	Retirement Plans	Individual Products and Solutions- Life and NBSG	Corporate and Other	Total
December 31, 2014
Revenues:
Policy charges	$1,175	$107	$783	$—	$2,065
Premiums	518	—	284	29	831
Net investment income	546	750	565	39	1,900
Non-operating net realized investment losses, including other-than-temporary impairment losses[1]	—	—	—	(1,051)	(1,051)
Other revenues[2]	(38)	—	12	10	(16)

Total revenues	$2,201	$857	$1,644	$(973)	$3,729
Benefits and expenses:
Interest credited to policyholder accounts	$370	$482	$231	$13	$1,096
Benefits and claims	828	—	644	30	1,502
Amortization of DAC	120	(28)	122	(7)	207
Other expenses, net of deferrals	300	153	348	254	1,055

Total benefits and expenses	$1,618	$607	$1,345	$290	$3,860

Income before federal income taxes and noncontrolling interests	$583	$250	$299	$(1,263)	$(131)

Less: non-operating net realized investment losses, including other-than-temporary impairment losses[1]	—	—	—	1,051
Less: adjustment to amortization of DAC and other related expenses related to net realized investment gains and losses	—	—	—	(11)
Less: net loss attributable to noncontrolling interest	—	—	—	94

Pre-tax operating earnings (loss)	$583	$250	$299	$(129)

Assets as of year end	$72,429	$30,744	$29,322	$11,029	$143,524

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts).
2	Includes operating items discussed above.

44

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(in millions)	Individual Products and Solutions- Annuity	Retirement Plans	Individual Products and Solutions- Life and NBSG	Corporate and Other	Total
December 31, 2013
Revenues:
Policy charges	$1,021	$101	$727	$—	$1,849
Premiums	416	—	282	26	724
Net investment income	546	743	544	16	1,849
Non-operating net realized investment gains, including other-than-temporary impairment losses[1]	—	—	—	783	783
Other revenues[2]	(109)	—	6	15	(88)

Total revenues	$1,874	$844	$1,559	$840	$5,117
Benefits and expenses:
Interest credited to policyholder accounts	$377	$473	$213	$4	$1,067
Benefits and claims	694	—	636	24	1,354
Amortization of DAC	185	(2)	125	66	374
Other expenses, net of deferrals	295	151	347	188	981

Total benefits and expenses	$1,551	$622	$1,321	$282	$3,776

Income before federal income taxes and noncontrolling interests	$323	$222	$238	$558	$1,341
Less: non-operating net realized investment gains, including other-than-temporary impairment losses[1]	—	—	—	(783)
Less: adjustment to amortization of DAC and other related expenses related to net realized investment gains and losses	—	—	—	70
Less: net loss attributable to noncontrolling interest	—	—	—	82

Pre-tax operating earnings (loss)	$323	$222	$238	$(73)

Assets as of year end	$68,805	$29,904	$27,183	$7,553	$133,445

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts).
2	Includes operating items discussed above.

45

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(in millions)	Individual Products and Solutions- Annuity	Retirement Plans	Individual Products and Solutions- Life and NBSG	Corporate and Other	Total
December 31, 2012
Revenues:
Policy charges	$899	$94	$677	$—	$1,670
Premiums	334	—	274	27	635
Net investment income	551	736	534	4	1,825
Non-operating net realized investment gains, including of other-than-temporary impairment losses[1]	—	—	—	427	427
Other revenues[2]	(124)	—	—	23	(101)

Total revenues	$1,660	$830	$1,485	$481	$4,456
Benefits and expenses:
Interest credited to policyholder accounts	$375	$457	$199	$7	$1,038
Benefits and claims	613	—	588	26	1,227
Amortization of DAC	185	14	150	226	575
Other expenses, net of deferrals	266	164	307	180	917

Total benefits and expenses	$1,439	$635	$1,244	$439	$3,757

Income before federal income taxes and noncontrolling interests	$221	$195	$241	$42	$699
Less: non-operating net realized investment gains, including other-than-temporary impairment losses[1]	—	—	—	(427)
Less: adjustment to amortization of DAC and other related expenses related to net realized investment gains and losses	—	—	—	243
Less: net loss attributable to noncontrolling interest	—	—	—	61

Pre-tax operating earnings (loss)	$221	$195	$241	$(81)

Assets as of year end	$58,707	$27,842	$25,301	$8,320	$120,170

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts).
2	Includes operating items discussed above.

46

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I        Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2014 (in millions)

Column A	Column B	Column C	Column D
Type of investment	Cost	Fair value	Amount at which shown in the consolidated balance sheet
Fixed maturity securities, available-for-sale:
Bonds:
U.S. government and agencies	$448	$527	$527
Obligations of states, political subdivisions and foreign governments	1,966	2,285	2,285
Public utilities	2,969	3,228	3,228
All other corporate, mortgage-backed and asset-backed securities	27,815	29,378	29,378

Total fixed maturity securities, available-for-sale	$33,198	$35,418	$35,418
Equity securities, available-for-sale:
Common stocks:
Industrial, miscellaneous and all other	$6	$16	$16
Nonredeemable preferred stocks	—	5	5

Total equity securities, available-for-sale	$6	$21	$21
Trading assets	20	21	21
Mortgage loans, net of allowance	7,296		7,270	[1]
Policy loans	992		992
Other investments	780		780
Short-term investments	935		935

Total investments	$43,227		$45,437

1	Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans (see Note 6 to the audited consolidated financial statements).

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

47

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III        Supplementary Insurance Information

As of December 31, 2014, 2013 and 2012 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs	Future policy benefits, losses, claims and loss expenses	Unearned premiums[1]	Other policy claims and benefits payable[1]	Premium revenue
2014
IPS - Annuity	$2,495	$12,619			$518
Retirement Plans	216	14,905			—
IPS - Life and NBSG	1,717	10,763			284
Corporate and Other	(365)	2,443			29

Total	$4,063	$40,730			$831

2013
IPS - Annuity	$2,214	$10,985			$416
Retirement Plans	179	14,313			—
IPS - Life and NBSG	1,557	10,068			282
Corporate and Other	(172)	1,399			26

Total	$3,778	$36,765			$724

2012
IPS - Annuity	$2,110	$12,214			$334
Retirement Plans	168	13,628			—
IPS - Life and NBSG	1,442	9,564			301
Corporate and Other	(471)	748			—

Total	$3,249	$36,154			$635

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[2]	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs	Other operating expenses[2]	Premiums written
2014
IPS - Annuity	$546	$1,198	$120	$300
Retirement Plans	750	482	(28)	153
IPS - Life and NBSG	565	875	122	348
Corporate and Other	39	43	(7)	254

Total	$1,900	$2,598	$207	$1,055

2013
IPS - Annuity	$546	$1,071	$185	$295
Retirement Plans	743	473	(2)	151
IPS - Life and NBSG	544	849	125	347
Corporate and Other	16	28	66	188

Total	$1,849	$2,421	$374	$981

2012
IPS - Annuity	$551	$988	$185	$266
Retirement Plans	736	457	14	164
IPS - Life and NBSG	536	787	150	307
Corporate and Other	2	33	226	180

Total	$1,825	$2,265	$575	$917

1	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
2	Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

48

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV        Reinsurance

As of December 31, 2014, 2013 and 2012 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2014
Life, accident and health insurance in force	$241,936	$(59,588)	$5	$182,353	—
Premiums:
Life insurance[1]	$888	$(57)	$—	$831	—
Accident and health insurance	290	(290)	—	—	—

Total	$1,178	$(347)	$—	$831	—

2013
Life, accident and health insurance in force	$228,095	$(58,310)	$6	$169,791	—
Premiums:
Life insurance[1]	$783	$(59)	$—	$724	—
Accident and health insurance	232	(232)	—	—	—

Total	$1,015	$(291)	$—	$724	—

2012
Life, accident and health insurance in force	$216,002	$(59,895)	$5	$156,112	—
Premiums:
Life insurance[1]	$701	$(66)	$—	$635	—
Accident and health insurance	189	(189)	—	—	—

Total	$890	$(255)	$—	$635	—

1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

49

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V        Valuation and Qualifying Accounts

Years ended December 31, 2014, 2013 and 2012 (in millions)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged to costs and expenses	Charged to other accounts	Deductions[1]	Balance at end of period
2014
Valuation allowances - mortgage loans	$35	$(8)	$—	$1	$26

2013
Valuation allowances - mortgage loans	$44	$(4)	$—	$5	$35

2012
Valuation allowances - mortgage loans	$60	$1	$—	$17	$44

1	Amounts generally represent payoffs, sales and recoveries.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

50

PART C. OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(a)	Financial Statements
Nationwide Variable Account-II:
Report of Independent Registered Public Accounting Firm.
Statement of Assets, Liabilities and Contract Owners' Equity as of December 31, 2014.
Statement of Operations for the year ended December 31, 2014.
Statements of Changes in Contract Owners Equity for the years ended December 31, 2014 and 2013.
Notes to Financial Statements.
Nationwide Life Insurance Company and subsidiaries:
Report of Independent Registered Public Accounting Firm.
Consolidated Statements of Operations for the years ended December 31, 2014, 2013 and 2012.
Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2014, 2013 and 2012.
Consolidated Balance Sheets as of December 31, 2014 and 2013.
Consolidated Statements of Changes in Equity as of December 31, 2014, 2013 and 2012.
Consolidated Statements of Cash Flows for the years ended December 31, 2014, 2013 and 2012.
Notes to Consolidated Financial Statements.
Financial Statement Schedules.
(b)	Exhibits
(1)	Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant - Filed with Post-Effective Amendment No. 16 on April 30, 2007 (File No. 333-103093) as Exhibit (1) and hereby incorporated by reference.
(2)	Not Applicable.
(3)	Underwriting or Distribution of Contracts between the Depositor and NISC as Principal Underwriter - Filed with Post-Effective Amendment No. 16 on April 19, 2007 (File No. 333-103093) as Exhibit (3) and hereby incorporated by reference.
(4)	The form of the variable annuity contract - Filed previously on March 15, 2012 with Pre-Effective Amendment No. 1 to the registration statement (File No. 333-177581) and hereby incorporated by reference.
(5)	Variable Annuity Application - Filed previously on March 15, 2012 with Pre-Effective Amendment No. 1 to the registration statement (File No. 333-177581) and hereby incorporated by reference.
(6)	Depositor's Certificate of Incorporation and By-Laws.
(a)	Amended Articles of Incorporation for Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6a.htm" and hereby incorporated by reference.
(b)	Amended and Restated Code of Regulations of Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6b.htm" and hereby incorporated by reference.
(c)	Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6c.htm" and hereby incorporated by reference.
(7)	Not Applicable.
(8)	Form of Participation Agreements -

The following Fund Participation Agreements were previously filed on July 17, 2007 with Pre-Effective Amendment No. 1 to the registration statement associated with 1933 Act File No. 333-140608 under Exhibit 26(h), and are hereby incorporated by reference.
(1)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc. dated September 15, 2004, as amended, under document "amcentfpa99h2".
(2)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation dated January 27, 2000, as amended, under document "dreyfusfpa99h3.htm".
(3)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund dated May 1, 1988, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V, under document "fidifpa99h5.htm".
(4)	Amended and Restated Fund Participation with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc., as amended, dated May 1, 2003, as document "frankfpa99h8.htm".
(5)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series, dated December 31, 1999, under document "janusfpa99h9a.htm".
(6)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated February 1, 2003, as amended, under document "nwfpa99h12a.htm".
(7)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2006, under document "nwfpa99h12b.htm".
(8)	Fund Participation Agreement with Neuberger Berman Advisers Management Trust / Lehman Brothers Advisers Management Trust (formerly, Neuberger Berman Advisers Management Trust) dated January 1, 2006, under document "neuberfpa99h13.htm".
(9)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007, under document "oppenfpa99h14.htm".
(10)	Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc. dated October 1, 2002, as amended, under document "trowefpa99h15.htm".
(11)	Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, and Morgan Stanley Investment Management, Inc., as amended, dated February 1, 2002, under document "univfpa99h16.htm".
The following Fund Participation Agreements were previously filed on September 27, 2007 with Pre-Effective Amendment No. 3 to the registration statement associated with 1933 Act File No. 333-137202 under Exhibit 26(h), and are hereby incorporated by reference.
(12)	Fund Participation Agreement (Amended and Restated) with Alliance Capital Management L.P. and Alliance-Bernstein Investment Research and Management, Inc. dated June 1, 2003, as document "alliancebernsteinfpa.htm".
(13)	Fund Participation Agreement with American Funds Insurance Series and Capital Research and Management Company, dated July 20, 2005, as document "americanfundsfpa.htm".
(14)	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.), as amended, dated April 13, 2004, as document "blackrockfpa.htm".
(15)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Fund Distributors, LLC, as amended, dated March 28, 2002, as document "pimcofpa.htm".
(16)	Fund Participation Agreement with Waddell & Reed Services Company, Waddell & Reed, Inc., and W&R Target Funds, Inc., as amended, dated December 1, 2000, as document "waddellreedfpa.htm".
(17)	Fund Participation Agreement with Wells Fargo Management, LLC, Stephens, Inc., as amended, dated November 15, 2004 as document "wellsfargofpa.htm".
(18)	Fund Participation Agreement with Van Eck Investment Trust, Van Eck Associates Corporation, Van Eck Securities Corporation, as amended, dated September 1, 1989, as document "vaneckfpa.htm".

The following Fund Participation Agreement was previously filed on April 18, 2008, with Post-Effective Amendment No. 20 to the registration statement associated with 1933 Act File No. 333-62692 under Exhibit 24(b), and is hereby incorporated by reference.
(19)	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc., dated September 10, 2001, as document "rydexfundpartagreement.htm".
The following Fund Participation Agreement was previously filed on May 13, 2010 with Pre-Effective Amendment No. 1 to the registration statement associated with 1933 Act File No. 333-164886 under Exhibit 26(h), and is hereby incorporated by reference.
(20)	Fund Participation Agreement with INVESCO Funds Group, Inc., and INVESCO Distributors, Inc., as amended, dated August 1, 2001, as document "ex818.htm".
The following Fund Participation Agreement was previously filed on October 26, 2010 with Post-Effective Amendment No. 2 to the registration statement associated with 1933 Act File No. 333-164886 under Exhibit 26(h), and is hereby incorporated by reference.
(21)	Fund Participation Agreement with Unified Financial Securities and Huntington Asset Advisers, Inc., dated August 13, 2010, as document "huntingtonfpa.htm".
The following Fund Participation Agreements were previously filed on April 12, 2011, with Post-Effective Amendment No. 43 to the registration statement associated with 1933 Act File No. 333-43671 under Exhibit 26(h), and are hereby incorporated by reference.
(22)	Fund Participation Agreement with Eaton Vance Variable Trust and Eaton Vance Distributors, Inc, dated March 24, 2011, as document "eatonvancefpa.htm".
(23)	Fund Participation Agreement with Goldman Sachs Variable Insurance Trust, and Goldman Sachs & Co., dated December 22, 1998, as document "goldmansachsfpa.htm".
(24)	Fund Participation Agreement with Delaware Management Company and Delaware Distributors, L.P., as amended, dated February 5, 2008, as document "delawarefpa.htm".
The following Fund Participation Agreement was previously filed on June 11, 2012, with Post-Effective Amendment No. 28 to the registration statement associated with 1933 Act File No. 333-62692 under Exhibit 24(b), and is hereby incorporated by reference.
(25)	Fund Participation Agreement with Lazard Retirements Series, Inc., and Lazard Asset Management Securities LLC, dated April 13, 2009, as document "lazardfpa.htm"
(26)	Fund Participation Agreement with Northern Lights Variable Trust, dated February 8, 2012, as document "northernlightsfpa.htm".
The following Fund Participation Agreement was previously filed on April 16, 2015, with Post-Effective Amendment No. 15 to the registration statement associated with 1933 Act File No. 333-149213 under Exhibit 24(b), and is hereby incorporated by reference.
(27)	Participation Agreement Among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, Nationwide Financial Services, Inc., and MFS Fund Distributors, Inc., dated May 2, 2011, under document "mfsfpa.htm".
For information regarding payments Nationwide receives from underlying mutual funds, please see the "Information on Underlying Mutual Fund Payments" section of the prospectus and/or the underlying mutual fund prospectuses.
(9)	Opinion of Counsel - Filed previously on October 28, 2011 with initial registration statement (File No. 333-177581) and hereby incorporated by reference.
(10)	Consent of Independent Registered Public Accounting Firm – Attached hereto.
(11)	Not Applicable.
(12)	Not Applicable.
(99)	Power of Attorney - Attached hereto.

Item 25. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President-Chief Legal and Governance Officer	Patricia R. Hatler
Senior Vice President-President, Nationwide Growth Solutions	Terri L. Hill
Executive Vice President-Chief Marketing Officer	Matthew Jauchius
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Human Resources Officer	Gale V. King
Executive Vice President	Mark A. Pizzi
Executive Vice President and Director	Mark R. Thresher
Senior Vice President	Harry H. Hallowell
Senior Vice President and Treasurer	David LaPaul
Senior Vice President-Chief Compliance Officer	Sandra L. Rich
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-CIO Enterprise Applications	Michael A. Richardson
Senior Vice President-CIO NF Systems	Susan J. Gueli
Senior Vice President-NW Retirement Plans and Director	John L. Carter
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Individual Products & Solutions and Director	Eric S. Henderson
Senior Vice President-Investment Management Group	Michael S. Spangler
Senior Vice President-IT Chief Financial Officer and Chief Procurement Officer	Andrew Walker
Senior Vice President-CIO CL & Agency	Tammy Craig
Senior Vice President-Nationwide Financial	Steven C. Power
Senior Vice President-Nationwide Financial Network	Peter A. Golato
Senior Vice President-NFS Legal	Rae Ann Dankovic
Senior Vice President-NF Distribution and Sales	David L. Giertz
Senior Vice President-NI Brand Marketing	Jennifer M. Hanley
Senior Vice President-President-Nationwide Bank	J. Lynn Anderson
Director	Stephen S. Rasmussen
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware	The company is an insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Retirement Solutions, Inc. of Arizona	Arizona	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions Insurance Agency, Inc.	Massachusetts	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio, Inc.[1]	Ohio	The company provides retirement products, marketing and education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas, Inc.[1]	Texas	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a registered broker-dealer.
Nationwide Bank	Federal	This is a federally chartered savings bank supervised by the Office of the Office of the Comptroller of the Currency to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners' Loan Act of 1933.
Nationwide Financial Services Capital Trust	Delaware	The trust's sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
Nationwide Life Insurance Company[2]	Ohio	A stock corporation. The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Life Reo Holdings, LLC[3]	Ohio	The company is an investment holding company.
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-A2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-B2,3	Ohio	A separate account issuing variable life insurance policies.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Registered Investment Advisors Services, Inc.[3]	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[3,4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 27. Number of Contract Owners
The number of Contract Owners of Qualified and Non-Qualified Contracts as of March 9, 2015, was 6,848 and 5,322 respectively.
Item 28. Indemnification
Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")
(a)	NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-C
Multi-Flex Variable Account	Nationwide VA Separate Account-D
Nationwide Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account-II	Nationwide VLI Separate Account-2

Nationwide Variable Account-3	Nationwide VLI Separate Account-3
Nationwide Variable Account-4	Nationwide VLI Separate Account-4
Nationwide Variable Account-5	Nationwide VLI Separate Account-5
Nationwide Variable Account-6	Nationwide VLI Separate Account-6
Nationwide Variable Account-7	Nationwide VLI Separate Account-7
Nationwide Variable Account-8	Nationwide VL Separate Account-A
Nationwide Variable Account-9	Nationwide VL Separate Account-C
Nationwide Variable Account-10	Nationwide VL Separate Account-D
Nationwide Variable Account-11	Nationwide VL Separate Account-G
Nationwide Variable Account-12	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-13	Nationwide Provident VA Separate Account A
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account 1
Nationwide VA Separate Account-A	Nationwide Provident VLI Separate Account A
Nationwide VA Separate Account-B	Nationwide VA Separate Account-D
(b)	Directors and Officers of NISC:

President	Robert O. Cline
Vice President-Chief Compliance Officer	James J. Rabenstine
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President and Assistant Secretary	Parag H. Shah
Associate Vice President-NFS Distribution Compliance	Valerie Hamilton
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Vice President and Treasurer	John A. Reese
Assistant Treasurer	J. Morgan Elliott
Director	John L. Carter
Director	Eric S. Henderson
Director	David L. Giertz
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.
(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Item 30. Location of Accounts and Records
Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 31. Management Services
Not Applicable
Item 32. Undertakings
The Registrant hereby undertakes to:
(a)	file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b)	include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
(c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.
Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on April 16, 2015.
Nationwide Variable Account-II
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on April 16, 2015.
KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President - Individual Products & Solutions and Director
JOHN L. CARTER
John L. Carter, Senior Vice President – Nationwide Retirement Plans and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
By /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact